UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2016

Date of reporting period: February 29, 2016

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended February 29, 2016.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%

Consumer Discretionary — 10.5%
Aaron’s	5,764	$133
Abercrombie & Fitch, Cl A (A)	22,900	665
Amazon.com *	35,112	19,400
American Eagle Outfitters (A)	99,000	1,511
Autoliv (A)	12,300	1,307
Bed Bath & Beyond *	48,797	2,340
Best Buy	94,822	3,071
Big Lots	40,075	1,621
Carnival, Cl A	48,815	2,341
Carter’s	1,853	188
Chipotle Mexican Grill, Cl A *	10,810	5,504
Comcast, Cl A	120,773	6,972
Cooper Tire & Rubber	74,219	2,917
Dana Holdings	7,637	95
Darden Restaurants	26,780	1,711
Dillard’s, Cl A	18,164	1,520
Discovery Communications, Cl A *(A)	79,870	1,997
Discovery Communications, Cl C *	143,967	3,549
Dollar General	37,400	2,777
Foot Locker	36,658	2,291
Ford Motor	234,800	2,937
GameStop, Cl A (A)	28,800	888
Gannett	19,350	295
General Motors	264,381	7,783
GNC Holdings, Cl A	8,530	243
Goodyear Tire & Rubber	232,845	7,013
Graham Holdings, Cl B	1,185	578
Groupon, Cl A *	129,414	619
Harley-Davidson	30,200	1,304
Home Depot	55,659	6,908
International Game Technology	5,868	87
Interpublic Group	23,458	502
John Wiley & Sons, Cl A	3,663	159
Kohl’s	50,100	2,338
L Brands	96,733	8,202
Lear	61,496	6,233
Liberty Global *	107,991	3,883
Liberty Global, Cl A *	52,156	1,921
Liberty Interactive QVC Group, Cl A *	532,485	13,515
Lowe’s	41,312	2,790
Macy’s	37,500	1,620
Magna International, Cl A	99,780	3,876
Michael Kors Holdings *	89,764	5,085
MSG Networks *	22,834	375
Murphy USA *	6,800	433
NetFlix *	1,361	127
NIKE, Cl B	107,102	6,596
NVR *	241	395
Priceline Group *	461	583
Ralph Lauren, Cl A	22,200	2,015
Skechers U.S.A., Cl A *	20,546	676

Description	Shares	Market Value ($ Thousands)

Staples	11,196	$106
Starbucks	193,208	11,247
Starwood Hotels & Resorts Worldwide	2,483	172
Target	60,631	4,757
TEGNA	55,900	1,377
Time Warner	3,779	250
Time Warner Cable, Cl A	8,309	1,586
TopBuild *	31,777	857
TripAdvisor *	236,879	14,829
Under Armour, Cl A *	75,117	6,287
Viacom, Cl B	90,374	3,330
Whirlpool	8,795	1,366
Yum! Brands	31,570	2,288

		200,341

Consumer Staples — 7.8%
Altria Group	28,911	1,780
Anheuser-Busch InBev ADR	35,044	3,907
Archer-Daniels-Midland	112,995	3,950
Bunge	60,289	2,997
Cal-Maine Foods (A)	47,761	2,549
Coca-Cola	10,880	469
ConAgra Foods	10,803	454
Constellation Brands, Cl A	25,423	3,595
Costco Wholesale	95,576	14,339
CVS Health	4,623	449
Dean Foods (A)	230,720	4,451
Dr. Pepper Snapple Group	49,092	4,493
Estee Lauder, Cl A	113,321	10,350
General Mills	10,038	591
Herbalife *(A)	71,759	3,929
Ingredion	39,219	3,970
Kimberly-Clark	26,046	3,394
Kraft Heinz	93,556	7,206
Kroger	173,739	6,934
Mead Johnson Nutrition, Cl A	105,860	7,808
Molson Coors Brewing, Cl B	44,740	3,815
Mondelez International, Cl A	14,970	607
Nu Skin Enterprises, Cl A (A)	37,026	1,129
PepsiCo	79,642	7,791
Philip Morris International	160,360	14,597
Procter & Gamble	66,444	5,335
Reynolds American	12,138	612
Rite Aid *	15,556	124
SUPERVALU *	120,100	614
Tyson Foods, Cl A	94,255	6,103
Walgreens Boots Alliance	161,625	12,759
Wal-Mart Stores	101,488	6,733
Whole Foods Market	15,266	478

		148,312

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Energy — 5.8%
Baker Hughes	6,393	$274
Cabot Oil & Gas	164,490	3,311
California Resources *	1,468,427	825
Chevron	38,000	3,171
Cimarex Energy	51,683	4,343
ConocoPhillips	22,900	775
Dril-Quip *	28,213	1,531
Ensco, Cl A	430,155	3,729
EOG Resources	76,788	4,971
EP Energy, Cl A *(A)	154,480	266
Exxon Mobil	126,203	10,115
FMC Technologies *	90,485	2,220
Halliburton	133,830	4,320
Helmerich & Payne (A)	30,766	1,630
HollyFrontier	83,085	2,810
Marathon Oil	148,591	1,220
Marathon Petroleum	309,442	10,598
Murphy Oil	61,695	1,060
Nabors Industries	158,688	1,136
National Oilwell Varco	67,616	1,979
Noble (A)	425,420	3,544
Oceaneering International	185,787	5,131
Oil States International *	92,774	2,422
PBF Energy, Cl A	3,250	98
Phillips 66	45,600	3,620
Pioneer Natural Resources	2,322	280
Rowan, Cl A *(A)	385,259	5,132
Superior Energy Services	103,965	1,069
Teekay	142,378	1,139
Tesoro	134,961	10,889
Transocean *(A)	89,206	772
Tsakos Energy Navigation	126,600	749
Valero Energy	226,559	13,612
Western Refining	76,618	2,043
Williams	11,008	176

		110,960

Financials — 16.3%
Aflac	37,600	2,238
Allied World Assurance Holdings	4,392	142
Allstate	153,750	9,757
Ally Financial *	193,338	3,399
American Financial Group	32,286	2,166
American International Group	339,411	17,038
American National Insurance	2,998	305
American Tower, Cl A ‡	74,180	6,839
Ameriprise Financial	26,300	2,208
Annaly Capital Management ‡	280,700	2,844
Aspen Insurance Holdings	12,370	553
Assurant	76,828	5,462
Assured Guaranty	150,261	3,728

Description	Shares	Market Value ($ Thousands)

Axis Capital Holdings	51,869	$2,786
Bank of America	1,129,850	14,146
BB&T	53,900	1,733
Berkshire Hathaway, Cl B *	24,841	3,333
Brandywine Realty Trust ‡	56,000	689
Capital One Financial	92,344	6,070
CBL & Associates Properties ‡	230,842	2,662
CBRE Group, Cl A *	128,925	3,276
Charles Schwab	292,879	7,337
Chubb	10,633	1,228
CIT Group	26,600	793
Citigroup	577,013	22,417
Citizens Financial Group	20,844	401
CNA Financial	37,100	1,075
Corrections Corp of America ‡	4,237	123
Crown Castle International ‡	154,240	13,342
Discover Financial Services	106,358	4,937
Endurance Specialty Holdings	37,205	2,317
Equinix ‡	34,358	10,434
Equity Commonwealth *‡	3,523	94
Everest Re Group	36,730	6,837
Fifth Third Bancorp	181,100	2,764
Genworth Financial, Cl A *	320,041	678
Goldman Sachs Group	15,470	2,313
Hanover Insurance Group	1,535	127
Hartford Financial Services Group	78,706	3,315
Hospitality Properties Trust ‡	91,305	2,217
Host Hotels & Resorts ‡	43,078	660
Huntington Bancshares	508,315	4,448
Intercontinental Exchange	39,827	9,497
Invesco	7,257	194
Jones Lang LaSalle	10,905	1,113
JPMorgan Chase	551,722	31,062
KeyCorp	334,140	3,525
Legg Mason	27,700	791
Lexington Realty Trust ‡	223,000	1,726
Lincoln National	107,691	3,934
Mack-Cali Realty ‡	77,757	1,547
McGraw Hill Financial	4,023	361
MetLife	61,907	2,449
MGIC Investment *	176,998	1,211
Morgan Stanley	55,700	1,376
MSCI, Cl A	11,390	803
Navient	69,800	756
NorthStar Realty Finance ‡	44,379	554
Old Republic International	23,128	412
PartnerRe	856	120
PNC Financial Services Group	87,642	7,126
Prudential Financial	79,782	5,273
Public Storage ‡	5,117	1,277
Radian Group	62,800	678
Regions Financial	480,900	3,616

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Reinsurance Group of America, Cl A	17,992	$1,621
RLJ Lodging Trust ‡	48,989	1,027
RMR Group *	893	20
Simon Property Group ‡	5,531	1,049
Starwood Property Trust ‡	64,800	1,137
State Street	20,300	1,112
SunTrust Banks	279,460	9,272
Synovus Financial	4,486	119
T. Rowe Price Group	28,794	1,990
Travelers	123,180	13,244
Unum Group	171,749	4,900
Validus Holdings	49,716	2,233
VEREIT ‡	194,000	1,556
Voya Financial	245,169	7,198
Waddell & Reed Financial, Cl A	20,291	475
Wells Fargo	113,482	5,325

		310,910

Health Care — 15.3%
Abbott Laboratories	38,538	1,493
AbbVie	65,300	3,566
Aetna	41,907	4,552
Alexion Pharmaceuticals *	77,846	10,961
Alkermes *	37,889	1,223
Allergan *	86,369	25,056
AmerisourceBergen	6,465	560
Amgen	43,084	6,130
Anthem	41,898	5,476
Baxalta	36,319	1,399
Baxter International	30,424	1,202
Biogen *	41,601	10,792
Bristol-Myers Squibb	230,423	14,270
Bruker	45,370	1,179
C.R. Bard	7,248	1,394
Cardinal Health	62,163	5,079
Celgene *	189,133	19,070
Charles River Laboratories International *	11,060	812
Cigna	20,885	2,916
Community Health Systems *	34,535	522
DaVita HealthCare Partners *	84,226	5,556
Dentsply International	56,969	3,473
Edwards Lifesciences *	4,716	410
Eli Lilly	3,005	216
Express Scripts Holding *	143,332	10,088
Gilead Sciences	105,103	9,170
HCA Holdings *	102,198	7,073
Health Net *	2,581	161
Hologic *	3,278	114
Humana	2,643	468
Intuitive Surgical *	16,200	9,122
Ionis Pharmaceuticals *	1,964	68
Johnson & Johnson	320,594	33,730

Description	Shares	Market Value ($ Thousands)

Ligand Pharmaceuticals, Cl B *(A)	12,152	$1,121
Mallinckrodt *	17,834	1,160
McKesson	19,098	2,972
Medivation *	28,645	1,025
Medtronic	74,170	5,740
Merck	145,957	7,328
Novo Nordisk ADR	184,517	9,484
Owens & Minor	16,919	667
Pfizer	828,061	24,569
Quest Diagnostics	55,049	3,662
Quintiles Transnational Holdings *	3,586	225
Shire ADR (A)	39,098	6,104
Sirona Dental Systems *	31,186	3,449
St. Jude Medical	5,596	300
Teva Pharmaceutical Industries ADR	150,570	8,372
United Therapeutics *	60,635	7,394
UnitedHealth Group	25,273	3,010
Valeant Pharmaceuticals International *	99,215	6,528
Zoetis, Cl A	33,245	1,365

		291,776

Industrials — 8.0%
3M	6,300	988
AGCO	44,200	2,187
Alaska Air Group	67,271	4,971
American Airlines Group	113,799	4,666
Boeing	46,752	5,525
BWX Technologies	25,658	818
Canadian Pacific Railway	30,174	3,657
Caterpillar	21,200	1,435
Chicago Bridge & Iron (A)	40,300	1,352
Cintas	4,084	343
Cummins	22,300	2,176
Danaher	108,729	9,706
Deere	37,800	3,031
Delta Air Lines	231,202	11,153
Eaton	31,700	1,798
Equifax	5,156	541
Fastenal (A)	131,681	5,964
FedEx	35,242	4,824
Fluor	27,400	1,261
General Dynamics	40,426	5,509
General Electric	25,625	747
Hawaiian Holdings *	49,452	2,127
Huntington Ingalls Industries	44,055	5,774
JB Hunt Transport Services	28,150	2,148
JetBlue Airways *	70,868	1,559
Kansas City Southern	43,640	3,566
Manpowergroup	4,775	370
Masco	7,158	202
Moog, Cl A *	18,200	786
Nielsen Holdings	144,388	7,268

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Norfolk Southern	17,439	$1,276
Northrop Grumman	42,698	8,207
Owens Corning	21,662	930
Pitney Bowes	85,200	1,544
Raytheon	4,677	579
Rockwell Collins	45,230	3,961
RR Donnelley & Sons	70,900	1,076
Southwest Airlines	183,172	7,684
Spirit AeroSystems Holdings, Cl A *	118,258	5,440
Spirit Airlines *	14,327	684
SPX *	35,625	420
SPX FLOW *	31,911	598
Stericycle *	67,111	7,646
Timken	36,800	1,098
Trinity Industries	55,800	884
United Continental Holdings *	137,524	7,875
Vectrus *	900	17
Wabtec	79,263	5,596
Waste Management	7,813	436

		152,403

Information Technology — 23.0%
Activision Blizzard	2,616	83
Adobe Systems *	73,784	6,283
Akamai Technologies *	111,981	6,044
Alphabet, Cl A *	40,006	28,693
Alphabet, Cl C *	24,812	17,313
Amdocs	30,044	1,705
Amphenol, Cl A	156,237	8,291
Ansys *	58,027	4,817
Apple	125,260	12,111
Applied Materials	356,630	6,730
Arrow Electronics *	5,025	287
Aspen Technology *	49,612	1,636
Avnet	71,068	2,924
Baidu ADR *	13,897	2,410
Broadcom	—	—
Broadridge Financial Solutions	17,738	996
Brocade Communications Systems	416,792	4,139
CA	42,300	1,239
Cadence Design Systems *	94,040	2,027
Cisco Systems	377,666	9,887
Citrix Systems *	41,521	2,933
Cognizant Technology Solutions, Cl A *	185,547	10,572
Computer Sciences	57,155	1,647
Convergys	60,800	1,567
CoreLogic *	37,795	1,307
Corning	169,700	3,106
DST Systems	5,335	558
eBay *	602,296	14,335
Electronic Arts *	189,727	12,188
EMC	176,245	4,605

Description	Shares	Market Value ($ Thousands)

Facebook, Cl A *	268,229	$28,679
First Solar *	21,175	1,522
FleetCor Technologies *	44,215	5,646
Genpact *	288,417	7,623
Hewlett Packard Enterprise	107,300	1,424
HP	221,768	2,371
IAC *	4,113	183
Ingram Micro, Cl A *	71,962	2,576
Intel	546,847	16,181
International Business Machines	20,708	2,713
Intuit	61,475	5,941
Jabil Circuit	119,899	2,500
Juniper Networks	104,139	2,572
Lam Research	24,900	1,825
Leidos Holdings	850	37
Marvell Technology Group	128,178	1,224
MasterCard, Cl A	213,558	18,562
Micron Technology *	67,068	713
Microsoft	725,110	36,894
National Instruments	134,865	3,891
NCR *	56,200	1,313
NetSuite *(A)	65,916	3,983
Nuance Communications *	4,221	82
NXP Semiconductor *	174,455	12,428
ON Semiconductor *	9,461	79
Oracle	65,968	2,426
PayPal Holdings *	311,478	11,880
Qualcomm	366,220	18,600
Rackspace Hosting *	67,100	1,445
salesforce.com *	128,162	8,683
Seagate Technology	55,700	1,747
Symantec	397,442	7,675
Take-Two Interactive Software *	96,830	3,485
Tech Data *	18,100	1,274
Teradyne	34,701	662
Texas Instruments	5,918	314
Total System Services	4,253	185
VeriSign *(A)	58,392	4,934
Visa, Cl A	456,244	33,028
Vishay Intertechnology (A)	112,000	1,326
Western Digital	31,600	1,376
Western Union	81,100	1,481
Xerox	664,176	6,383
Yelp, Cl A *	15,479	313
Zynga, Cl A *	408,758	862

		439,474

Materials — 2.6%
Air Products & Chemicals	38,450	5,093
Cabot	26,824	1,195
Celanese, Cl A	19,900	1,201
CF Industries Holdings	96,239	3,509

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Domtar	67,690	$2,382
Dow Chemical	9,635	468
E.I. du Pont de Nemours	13,418	817
Eastman Chemical	20,300	1,302
Ecolab	82,336	8,444
Freeport-McMoRan, Cl B *(A)	43,500	332
Huntsman	115,685	1,256
International Paper	51,399	1,835
LyondellBasell Industries, Cl A	121,659	9,758
Mosaic	58,500	1,559
Owens-Illinois *	56,900	851
Packaging Corp of America	53,300	2,585
Reliance Steel & Aluminum	27,900	1,699
Sherwin-Williams	14,160	3,830
Westlake Chemical	22,031	950

		49,066

Telecommunication Services — 1.8%
AT&T	319,052	11,789
Level 3 Communications *	121,388	5,894
SBA Communications, Cl A *	52,248	4,958
Verizon Communications	239,964	12,173

		34,814

Utilities — 2.8%
AES	608,800	5,966
Ameren	40,262	1,890
American Electric Power	175,608	10,844
Edison International	79,266	5,403
Entergy	99,592	7,192
Exelon	115,379	3,633
FirstEnergy	97,197	3,253
NRG Energy	86,496	933
PG&E	4,315	245
Pinnacle West Capital	16,800	1,156
PPL	44,700	1,564
Public Service Enterprise Group	253,076	10,796

		52,875

Total Common Stock (Cost $1,543,075) ($ Thousands)		1,790,931

AFFILIATED PARTNERSHIP — 2.5%
SEI Liquidity Fund, L.P.
0.340% **†(B)	48,018,735	48,019

Total Affiliated Partnership (Cost $48,019) ($ Thousands)		48,019

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.433%, 08/18/16 (C)(D)	$4,065	$4,056

Total U.S. Treasury Obligation (Cost $4,056) ($ Thousands)		4,056

	Shares
CASH EQUIVALENTS — 5.1%
Investors Cash Trust—Treasury Portfolio - Deutsche U.S. Treasury Money Fund, Cl S
0.010% **	2,667,579	2,668
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	94,183,210	94,183

Total Cash Equivalents (Cost $96,851) ($ Thousands)		96,851

Total Investments — 101.7% (Cost $1,692,001) ($ Thousands) @		$1,939,857

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	734	Mar-2016	$1,656
S&P Mid Cap 400 Index E-MINI	55	Mar-2016	328

			$1,984

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,907,288 ($ Thousands).

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $1,692,001 ($ Thousands), and the unrealized appreciation and depreciation were $341,005 ($ Thousands) and $(93,149) ($ Thousands), respectively.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 29, 2016. The total market value of securities on loan at February 29, 2016 was $46,764 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2016 was $48,109 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

February 29, 2016

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,790,931	$—	$—	$1,790,931
Affiliated Partnership	48,019	—	—	48,019
U.S. Treasury Obligation	—	4,056	—	4,056
Cash Equivalents	96,851	—	—	96,851

Total Investments in Securities	$1,935,801	$4,056	$–	$1,939,857

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,984	$—	$—	$1,984

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Liquidity Fund, L.P.	$36,555	$176,883	$(165,419)	$48,019	$252
SEI Daily Income Trust, Prime Obligation Fund, Class A	118,861	384,858	(409,536)	94,183	66

Totals	$155,416	$561,741	$(574,955)	$142,202	$318

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.3%

Consumer Discretionary — 12.3%
Amazon.com *	238	$131
Bed Bath & Beyond *	564	27
Best Buy	4,674	151
Carnival, Cl A	1,847	89
Carter’s	601	61
Comcast, Cl A	773	45
Darden Restaurants	990	63
Delphi Automotive	1,025	68
Dillard’s, Cl A	1,718	144
Discovery Communications, Cl C *	8,021	198
Dollar General	3,270	243
General Motors	15,677	462
Goodyear Tire & Rubber	10,384	313
Groupon, Cl A *	6,603	32
Home Depot	963	120
Interpublic Group	2,922	62
John Wiley & Sons, Cl A	1,702	74
Kohl’s	5,066	236
L Brands	5,390	457
Liberty Interactive QVC Group, Cl A *	17,444	443
Lowe’s	3,884	262
Macy’s	6,739	291
Magna International, Cl A	4,147	161
Marriott International, Cl A	378	26
Michael Kors Holdings *	9,406	533
MSG Networks *	4,464	73
Murphy USA *	740	47
NIKE, Cl B	1,107	68
Omnicom Group	4,184	326
Ross Stores	494	27
Skechers U.S.A., Cl A *	2,212	73
Staples	5,652	53
Starbucks	3,433	200
Starwood Hotels & Resorts Worldwide	609	42
Target	1,763	138
TJX	1,007	75
TopBuild *	2,725	74
Toyota Motor ADR	2,686	280
TripAdvisor *	4,566	286
Tupperware Brands	664	33
Viacom, Cl B	547	20
Yum! Brands	421	30

		6,537

Consumer Staples — 7.7%
Altria Group	1,900	117
Campbell Soup	2,736	169
Clorox	1,601	202
Coca-Cola Enterprises	3,229	157
CVS Health	3,768	366
Dr. Pepper Snapple Group	398	37

Description	Shares	Market Value ($ Thousands)

Estee Lauder, Cl A	283	$26
General Mills	2,095	123
Hershey	874	80
JM Smucker	1,412	180
Kimberly-Clark	3,194	416
Kroger	2,677	107
Mondelez International, Cl A	1,998	81
PepsiCo	2,487	243
Philip Morris International	6,233	567
Procter & Gamble	5,610	450
Reynolds American	2,297	116
Tyson Foods, Cl A	976	63
Walgreens Boots Alliance	5,705	450
Wal-Mart Stores	2,514	167

		4,117

Energy — 5.8%
Apache	4,453	170
Baker Hughes	1,586	68
BP PLC ADR	18,140	528
California Resources *	799	—
Canadian Natural Resources	13,137	274
Chevron	703	59
Cimarex Energy	1,604	135
Devon Energy	12,983	256
Dril-Quip *	478	26
EP Energy, Cl A *	10,594	18
Helmerich & Payne	1,402	74
HollyFrontier	2,245	76
Marathon Petroleum	4,337	149
Occidental Petroleum	8,499	585
PBF Energy, Cl A	932	28
Phillips 66	311	25
Royal Dutch Shell ADR, Cl A	7,656	348
Teekay	5,178	41
Tesoro	1,350	109
Valero Energy	2,031	122

		3,091

Financials — 16.5%
Aflac	5,032	299
Allied World Assurance Holdings	2,130	69
Allstate	2,433	154
Aspen Insurance Holdings	2,046	91
Assurant	986	70
Assured Guaranty	4,052	100
Bank of America	57,633	722
Berkshire Hathaway, Cl B *	2,493	334
Blackstone Group	11,222	291
CBRE Group, Cl A *	4,752	121
Citigroup	21,737	844
Crown Castle International ‡	8,464	732

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Cullen/Frost Bankers	982	$47
Discover Financial Services	1,866	87
Equinix ‡	1,557	473
Goldman Sachs Group	1,097	164
Hanover Insurance Group	320	27
Hatteras Financial ‡	1,909	26
Host Hotels & Resorts ‡	6,703	103
Intercontinental Exchange	1,399	334
JPMorgan Chase	9,930	559
KKR, Cl Miscellaneous	26,105	335
Marsh & McLennan	5,698	325
McGraw Hill Financial	1,257	113
MetLife	6,285	249
MSCI, Cl A	1,435	101
Nomura Holdings ADR	51,884	218
PNC Financial Services Group	3,586	292
Popular	3,464	92
Principal Financial Group	1,580	60
Prudential Financial	1,764	117
Reinsurance Group of America, Cl A	281	25
Santander Consumer USA Holdings *	19,013	195
State Street	7,176	393
Synchrony Financial *	1,587	43
T. Rowe Price Group	1,521	105
Travelers	294	32
Unum Group	4,000	114
Validus Holdings	2,969	133
Wells Fargo	4,821	226

		8,815

Health Care — 17.0%
Abbott Laboratories	6,654	258
AbbVie	3,377	184
Aetna	907	99
Alkermes *	1,034	33
Allergan *	2,797	811
AmerisourceBergen	2,866	248
Amgen	2,766	394
Anthem	1,099	144
Baxalta	1,694	65
Baxter International	10,778	426
Becton Dickinson	2,330	344
Biogen *	2,274	590
Bristol-Myers Squibb	1,409	87
Celgene *	6,347	640
Charles River Laboratories International *	336	25
Cigna	846	118
Community Health Systems *	1,339	20
Dentsply International	1,149	70
Edwards Lifesciences *	309	27
Eli Lilly	1,126	81
Gilead Sciences	5,646	493

Description	Shares	Market Value ($ Thousands)

HCA Holdings *	642	$44
Horizon Pharma *	8,136	140
Humana	412	73
Jazz Pharmaceuticals *	529	64
Johnson & Johnson	5,113	538
Mallinckrodt *	1,908	124
McKesson	675	105
Medivation *	1,579	56
Merck	4,919	247
Mylan *	3,135	141
Novo Nordisk ADR	11,247	578
Perrigo	1,448	183
Pfizer	10,752	319
PTC Therapeutics *	1,995	16
Regeneron Pharmaceuticals *	112	43
Sirona Dental Systems *	1,052	116
United Therapeutics *	407	50
UnitedHealth Group	4,018	479
Valeant Pharmaceuticals International *	6,945	457
Varian Medical Systems *	602	47
Zoetis, Cl A	1,742	71

		9,048

Industrials — 9.7%
3M	3,381	530
AECOM Technology *	4,054	111
AerCap Holdings *	9,537	341
Alaska Air Group	366	27
American Airlines Group	8,995	369
Caterpillar	2,134	144
Chicago Bridge & Iron	2,686	90
Delta Air Lines	11,016	531
Eaton	4,012	227
General Electric	1,091	32
Huntington Ingalls Industries	1,329	174
Illinois Tool Works	3,804	359
JetBlue Airways *	2,808	62
Lockheed Martin	1,091	235
Manpowergroup	2,409	187
Nielsen Holdings	4,638	233
Norfolk Southern	295	22
Northrop Grumman	664	128
Owens Corning	3,729	160
Rockwell Collins	1,681	147
Southwest Airlines	3,213	135
Spirit AeroSystems Holdings, Cl A *	1,493	69
Spirit Airlines *	1,007	48
SPX *	2,636	31
Terex	5,479	123
United Continental Holdings *	2,581	148

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

WW Grainger	2,474	$537

		5,200

Information Technology — 20.8%
Akamai Technologies *	678	37
Alphabet, Cl A *	931	668
Alphabet, Cl C *	614	428
Amdocs	440	25
Apple	3,493	338
Applied Materials	7,923	150
Automatic Data Processing	1,345	114
Baidu ADR *	593	103
Broadcom	788	106
Broadridge Financial Solutions	492	28
Brocade Communications Systems	5,921	59
CA	4,382	128
Cisco Systems	16,190	424
Citrix Systems *	821	58
Computer Sciences	3,260	94
CoreLogic *	1,318	46
eBay *	23,707	564
Electronic Arts *	8,000	514
EMC	9,236	241
Facebook, Cl A *	5,326	569
First Solar *	1,554	112
Genpact *	1,007	27
Hewlett Packard Enterprise	2,034	27
HP	13,540	145
Ingram Micro, Cl A *	3,156	113
Intel	9,757	289
International Business Machines	1,650	216
Intuit	2,860	276
Juniper Networks	2,479	61
Lam Research	1,992	146
Leidos Holdings	595	26
Marvell Technology Group	3,207	31
MasterCard, Cl A	6,550	569
Microchip Technology	5,300	236
Micron Technology *	33,361	355
Microsoft	20,755	1,056
Oracle	2,379	87
PayPal Holdings *	15,208	580
Qualcomm	15,028	763
Rackspace Hosting *	4,272	92
Skyworks Solutions	433	29
Texas Instruments	3,819	202
Visa, Cl A	10,500	760
Western Digital	536	23
Xerox	5,670	54
Yelp, Cl A *	2,284	46

Description	Shares	Market Value ($ Thousands)

Zynga, Cl A *	31,494	$66

		11,081

Materials — 2.3%
Ball	3,123	207
Cabot	2,993	133
Dow Chemical	3,244	158
Eastman Chemical	4,086	262
Huntsman	2,840	31
Louisiana-Pacific *	9,508	151
LyondellBasell Industries, Cl A	1,596	128
Reliance Steel & Aluminum	1,649	100
Sealed Air	834	38

		1,208

Telecommunication Services — 0.9%
China Mobile ADR	4,381	234
Verizon Communications	4,661	237

		471

Utilities — 1.3%
American Electric Power	404	25
CMS Energy	5,714	226
Entergy	397	29
Exelon	6,161	194
PG&E	447	25
Pinnacle West Capital	2,581	178

		677

Total Common Stock (Cost $47,866) ($ Thousands)		50,245

	Face Amount ($ Thousands)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.433%, 08/18/16 (A)(B)	$90	90

Total U.S. Treasury Obligation (Cost $90) ($ Thousands)		90

	Shares
CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	2,907,302	2,907

Total Cash Equivalent (Cost $2,907) ($ Thousands)		2,907

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

February 29, 2016

Description	Market Value ($ Thousands)

Total Investments — 99.9% (Cost $50,863) ($ Thousands) @	$53,242

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	9	Mar-2016	$10

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $53,298 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.
@	At February 29, 2016, the tax basis cost of the Fund’s investments was $50,863 ($ Thousands), and the unrealized appreciation and depreciation were $4,712 ($ Thousands) and ($2,333) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$50,245	$—	$—	$50,245
U.S. Treasury Obligation	—	90	—	90
Cash Equivalent	2,907	—	—	2,907

Total Investments in Securities	$53,152	$90	$—	$53,242

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$10	$—	$—	$10

Total Other Financial Instruments	$10	$—	$—	$10

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$3,685	$35,937	$(36,715)	$2,907	$2

Totals	$3,685	$35,937	$(36,715)	$2,907	$2

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 11.8%
Advance Auto Parts	75,414	$11,194
Amazon.com *	60,826	33,608
AutoNation *	51,500	2,651
AutoZone *	23,757	18,401
Bed Bath & Beyond *	6,600	316
Best Buy	13,300	431
Bloomin’ Brands	193,885	3,352
BorgWarner	5,600	183
Brunswick	134,846	5,736
Cable One	3,350	1,436
Cablevision Systems, Cl A *	33,600	1,093
Carmax *(A)	53,790	2,488
Carnival, Cl A	119,552	5,734
Cavco Industries *	5,700	463
CBS, Cl B	1,600	77
Chico’s FAS	135,400	1,728
Chipotle Mexican Grill, Cl A *	100	51
Coach	9,600	374
Comcast, Cl A	746,789	43,112
Darden Restaurants	23,900	1,527
Deckers Outdoor *	89,265	5,049
Delphi Automotive	147,250	9,819
Discovery Communications, Cl A *	600	15
Discovery Communications, Cl C *	1,100	27
Dollar General	5,200	386
Dollar Tree *	13,000	1,043
DR Horton	60,900	1,627
Expedia	6,700	698
Extended Stay America	65,900	974
Ford Motor	29,655	371
Fox Factory Holding *	96,150	1,436
GameStop, Cl A	20,100	619
Gannett	13,402	205
Gap	187,700	5,190
Garmin	400	16
General Motors	112,400	3,309
Gentherm *	28,035	1,169
Genuine Parts	53,717	4,843
GNC Holdings, Cl A	89,900	2,560
Goodyear Tire & Rubber	59,900	1,804
H&R Block	1,200	39
Hanesbrands	38,100	1,085
Harley-Davidson	800	35
Harman International Industries	300	23
Hasbro	21,000	1,593
Hilton Worldwide Holdings	184,094	3,825
Home Depot	290,620	36,072
Houghton Mifflin Harcourt *	131,659	2,477
Interpublic Group	1,600	34
J.C. Penney *(A)	51,265	523
Johnson Controls	13,664	498

Description	Shares	Market Value ($ Thousands)

Kohl’s	800	$37
L Brands	46,800	3,968
Lear	24,960	2,530
Leggett & Platt	24,500	1,094
Lennar, Cl A	7,700	323
Lowe’s	59,213	3,999
Macy’s	140,100	6,054
Madison Square Garden, Cl A *	63,318	9,814
Marriott International, Cl A	26,700	1,820
Mattel	1,200	39
Mattress Firm Holding *(A)	31,925	1,438
McDonald’s	252,285	29,565
MDC Partners, Cl A (A)	88,755	1,892
Meritage Homes *	14,200	461
Michael Kors Holdings *	24,500	1,388
Modine Manufacturing *	165,583	1,570
Mohawk Industries *	10,000	1,797
MSG Networks *	3,069	50
NetFlix *	27,800	2,597
Newell Rubbermaid	54,000	2,053
News, Cl A	149,100	1,613
NIKE, Cl B	194,859	12,001
Nordstrom	500	26
Norwegian Cruise Line Holdings *	147,135	7,229
Omnicom Group	500	39
O’Reilly Automotive *	13,900	3,618
Oxford Industries	8,300	603
Priceline Group *	900	1,139
PulteGroup	1,200	21
PVH	300	24
Ralph Lauren, Cl A	200	18
Ross Stores	19,800	1,089
Royal Caribbean Cruises	29,665	2,206
Sally Beauty Holdings *	45,315	1,431
Scholastic (A)	45,915	1,608
Scripps Networks Interactive, Cl A	400	24
Signet Jewelers	300	33
Staples	692,700	6,546
Starbucks	253,825	14,775
Starwood Hotels & Resorts Worldwide	3,511	243
Steven Madden *	52,220	1,838
Target	91,785	7,201
TEGNA	38,600	951
Tenneco *	26,535	1,208
Tiffany	500	32
Time	101,000	1,424
Time Warner	14,300	947
Time Warner Cable, Cl A	14,909	2,846
TJX	3,000	222
Tractor Supply	11,700	989
TripAdvisor *	500	31
Twenty-First Century Fox, Cl A	97,908	2,645

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Twenty-First Century Fox, Cl B	91,381	$2,482
Under Armour, Cl A *	26,900	2,251
Urban Outfitters *	300	8
VF	17,600	1,146
Viacom, Cl B	12,700	468
Walt Disney	116,250	11,104
Whirlpool	2,500	388
Wolverine World Wide	41,200	780
Wyndham Worldwide	65,700	4,786
Wynn Resorts	100	8
Yum! Brands	34,900	2,529

		394,378

Consumer Staples — 11.2%
Altria Group	557,076	34,299
Archer-Daniels-Midland	217,500	7,604
Brown-Forman, Cl B	11,100	1,093
Bunge	112,900	5,613
Campbell Soup	12,400	766
Clorox	4,500	569
Coca-Cola	130,252	5,618
Coca-Cola Enterprises	900	44
Colgate-Palmolive	40,900	2,685
ConAgra Foods	48,500	2,040
Constellation Brands, Cl A	26,900	3,804
Costco Wholesale	6,100	915
CVS Health	187,847	18,253
Dr. Pepper Snapple Group	39,400	3,606
Estee Lauder, Cl A	7,900	721
General Mills	27,407	1,613
Henkel	36,481	3,233
Hershey	500	45
Hormel Foods	16,400	697
JM Smucker	39,870	5,086
Kellogg	213,315	15,790
Keurig Green Mountain	940	86
Kimberly-Clark	7,172	935
Kraft Heinz	254,243	19,582
Kroger	505,100	20,159
McCormick	9,000	839
Mead Johnson Nutrition, Cl A	34,665	2,557
Molson Coors Brewing, Cl B	163,070	13,905
Mondelez International, Cl A	793,165	32,147
Monster Beverage *	8,600	1,079
PepsiCo	566,019	55,368
Philip Morris International	396,536	36,097
Procter & Gamble	577,571	46,373
Reynolds American	221,011	11,146
Rite Aid *	184,916	1,470
Sysco	2,300	101
Tyson Foods, Cl A	109,100	7,064
Walgreens Boots Alliance	27,300	2,155

Description	Shares	Market Value ($ Thousands)

Wal-Mart Stores	133,134	$8,832
Whole Foods Market	1,300	41

		374,030

Energy — 4.9%
Anadarko Petroleum	2,900	110
Apache	1,500	57
Baker Hughes	14,583	625
Cabot Oil & Gas	1,500	30
California Resources *	310	—
Cameron International *	18,884	1,238
Chevron	222,818	18,592
Cimarex Energy	17,900	1,504
Columbia Pipeline Group	54,500	989
ConocoPhillips	169,139	5,722
Devon Energy	2,900	57
Ensco, Cl A	40,800	354
EOG Resources	35,920	2,325
EQT	600	33
Exxon Mobil	316,378	25,358
FMC Technologies *	900	22
Halliburton	95,065	3,069
Helmerich & Payne (A)	11,200	593
Hess	58,800	2,564
HollyFrontier	126,332	4,273
Kinder Morgan	25,700	465
Magellan Midstream Partners (B)	123,089	8,318
Marathon Oil	100,200	823
Marathon Petroleum	347,704	11,909
Matador Resources *	54,100	873
Memorial Resource Development *	180,338	1,744
Murphy Oil	700	12
National Oilwell Varco	1,600	47
Newfield Exploration *	101,800	2,772
Noble Energy	258,904	7,638
Occidental Petroleum	3,300	227
ONEOK	800	19
Phillips 66	161,095	12,789
Pioneer Natural Resources	20,910	2,520
Range Resources (A)	3,000	71
Schlumberger	257,401	18,461
Southwestern Energy *	1,500	9
Spectra Energy	1,700	50
Suncor Energy	461,853	11,306
Tesoro	35,240	2,843
Transocean *(A)	67,000	580
Valero Energy	170,900	10,268
Williams	19,078	305
WPX Energy *	112,921	464

		162,028

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Financials — 14.9%
Affiliated Managers Group *	2,000	$277
Aflac	67,700	4,029
Allstate	21,400	1,358
American Express	3,881	216
American International Group	56,100	2,816
American Tower, Cl A ‡	2,500	230
Ameriprise Financial	636	53
Annaly Capital Management ‡	116,100	1,176
Aon	83,715	7,977
Apartment Investment & Management, Cl A ‡	32,400	1,186
Arch Capital Group *	31,650	2,150
Argo Group International Holdings	39,635	2,209
Assurant	15,900	1,130
Assured Guaranty	15,700	389
AvalonBay Communities ‡	13,700	2,351
Bank of America	2,343,408	29,339
Bank of New York Mellon	610,711	21,613
BB&T	7,800	251
Berkshire Hathaway, Cl B *	332,564	44,620
BlackRock, Cl A	1,200	374
Boston Properties ‡	5,000	571
Brown & Brown	62,775	2,028
Capital One Financial	34,563	2,272
Care Capital Properties ‡	54,049	1,433
CBL & Associates Properties ‡	178,000	2,052
CBOE Holdings	31,025	1,939
CBRE Group, Cl A *	206,700	5,252
Charles Schwab	267,430	6,699
Chimera Investment ‡	26,000	339
Chubb	1,741	201
Cincinnati Financial	500	32
Citigroup	810,492	31,488
CME Group, Cl A	300,009	27,433
Comerica	6,600	223
Crown Castle International ‡	1,200	104
Cullen/Frost Bankers (A)	7,900	379
DCT Industrial Trust ‡	54,655	1,978
Discover Financial Services	182,588	8,476
E*TRADE Financial *	39,200	920
East West Bancorp	77,822	2,332
Equinix ‡	5,310	1,613
Equity Residential ‡	42,800	3,188
Essex Property Trust ‡	13,100	2,742
Extra Space Storage ‡	36,070	2,963
Federal Realty Investment Trust ‡	3,300	489
Fifth Third Bancorp	47,300	722
Franklin Resources	100	4
Franklin Street Properties ‡	42,800	407
General Growth Properties ‡	20,700	570
GEO Group ‡	42,300	1,228

Description	Shares	Market Value ($ Thousands)

Goldman Sachs Group	80,800	$12,082
Hartford Financial Services Group	186,175	7,842
HCP ‡	80,700	2,387
Home BancShares	58,645	2,318
Hospitality Properties Trust ‡	46,000	1,117
Host Hotels & Resorts ‡	3,200	49
Huntington Bancshares	30,100	263
Intercontinental Exchange	40,163	9,577
Invesco	1,700	45
Iron Mountain ‡	900	26
Jones Lang LaSalle	79,332	8,097
JPMorgan Chase	349,127	19,656
KeyCorp	44,978	475
Kilroy Realty ‡	38,820	2,107
Kimco Realty ‡	1,600	43
Lamar Advertising, Cl A ‡	113,107	6,462
Legg Mason	9,400	268
Leucadia National	700	10
Lexington Realty Trust ‡	99,000	766
Lincoln National	118,200	4,318
Loews	1,100	40
M&T Bank	62,864	6,447
Macerich ‡	8,300	656
Marsh & McLennan	201,531	11,497
McGraw Hill Financial	157,009	14,090
MetLife	7,300	289
Moody’s	4,300	382
Morgan Stanley	33,800	835
Morningstar	23,840	1,893
Nasdaq	31,500	1,994
Navient	518,700	5,618
Northern Trust	1,800	107
NorthStar Asset Management Group	3,800	42
Old Republic International	384,206	6,839
OneMain Holdings, Cl A *	54,620	1,233
PacWest Bancorp	55,050	1,771
People’s United Financial (A)	78,900	1,153
PNC Financial Services Group	25,200	2,049
Principal Financial Group	3,853	146
Progressive	184,400	5,886
Prologis ‡	148,200	5,700
Prudential Financial	1,900	126
Public Storage ‡	34,918	8,712
Realty Income ‡	900	53
Regions Financial	25,000	188
Reinsurance Group of America, Cl A	31,405	2,830
Ryman Hospitality Properties ‡	9,200	440
Signature Bank NY *	63,095	8,174
Simon Property Group ‡	103,512	19,639
SL Green Realty ‡	300	26
Starwood Property Trust ‡	160,265	2,811
State Street	4,700	257

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

SunTrust Banks	174,090	$5,776
SVB Financial Group *	17,220	1,530
Synchrony Financial *	167,856	4,524
T. Rowe Price Group	1,100	76
Tanger Factory Outlet Centers ‡	66,985	2,149
Torchmark	4,100	210
Travelers	7,600	817
Unum Group	7,700	220
US Bancorp	364,262	14,031
Ventas ‡	1,400	78
Vornado Realty Trust ‡	1,300	112
Voya Financial	209,410	6,148
Waddell & Reed Financial, Cl A	30,555	716
Webster Financial	40,250	1,353
Wells Fargo	701,593	32,919
Welltower ‡	11,400	727
Weyerhaeuser ‡	2,900	75
Willis Towers Watson	5,600	635
Xenia Hotels & Resorts ‡	38,700	593
XL Group, Cl A	1,200	41
Zions Bancorporation	13,600	290

		496,672

Health Care — 16.0%
Abbott Laboratories	129,400	5,013
AbbVie	219,294	11,976
Aetna	71,915	7,812
Agilent Technologies	1,400	52
Alexion Pharmaceuticals *	500	70
Allergan *	26,396	7,658
AmerisourceBergen	41,500	3,595
Amgen	166,586	23,702
Anthem	60,300	7,881
Baxalta	91,246	3,515
Baxter International	163,200	6,448
Becton Dickinson	700	103
Biogen *	24,100	6,252
Boston Scientific *	621,755	10,557
Bristol-Myers Squibb	709,977	43,969
C.R. Bard	25,600	4,925
Cardinal Health	124,575	10,178
Celgene *	117,700	11,868
Cellectis ADR *(A)	42,720	1,017
Cerner *	6,600	337
Cigna	30,845	4,306
DaVita HealthCare Partners *	700	46
Dentsply International	500	30
DexCom *	26,241	1,707
Edwards Lifesciences *	28,400	2,471
Eli Lilly	158,115	11,384
Endo International *	10,100	422
Express Scripts Holding *	356,348	25,080

Description	Shares	Market Value ($ Thousands)

Gilead Sciences	325,788	$28,425
HCA Holdings *	10,700	741
Henry Schein *	800	132
Humana	10,559	1,869
Illumina *	4,600	691
Intuitive Surgical *	100	56
Jazz Pharmaceuticals *	15,100	1,836
Johnson & Johnson	715,684	75,297
Laboratory Corp of America Holdings *	300	33
Mallinckrodt *	109,295	7,107
McKesson	102,287	15,918
Medtronic	81,188	6,283
Merck	606,279	30,441
Mylan *	199,597	8,996
Patterson	1,500	65
PerkinElmer	18,500	874
Perrigo	500	63
Pfizer	1,527,968	45,335
Phibro Animal Health, Cl A	51,140	1,415
Quest Diagnostics	1,700	113
Quintiles Transnational Holdings *	102,330	6,417
Regeneron Pharmaceuticals *	11,800	4,531
Sirona Dental Systems *	20,675	2,287
St. Jude Medical	1,000	54
Stryker	85,900	8,580
Team Health Holdings *	32,605	1,453
Tenet Healthcare *	300	7
Thermo Fisher Scientific	124,885	16,134
United Therapeutics *	12,785	1,559
UnitedHealth Group	283,870	33,809
Universal Health Services, Cl B	8,700	960
Varian Medical Systems *	200	16
Vertex Pharmaceuticals *	30,595	2,616
Waters *	500	60
Zimmer Biomet Holdings	700	68
Zoetis, Cl A	376,680	15,467

		532,082

Industrials — 10.3%
3M	126,266	19,807
ADT	1,100	44
Alaska Air Group	25,780	1,905
Allegion	15,633	985
Altra Industrial Motion	61,735	1,501
American Airlines Group	118,775	4,870
Ametek	13,400	622
B/E Aerospace	37,720	1,645
Beacon Roofing Supply *	34,500	1,245
Boeing	31,400	3,711
C.H. Robinson Worldwide	38,838	2,712
Canadian National Railway	128,140	7,419
Canadian Pacific Railway	58,550	7,096

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Carlisle	34,000	$3,065
Caterpillar	2,300	156
Cintas	17,500	1,470
Continental Building Products *	83,510	1,410
Copart *	124,775	4,710
CSX	19,700	476
Cummins	100	10
Danaher	2,400	214
Deere	111,945	8,976
Delta Air Lines	107,327	5,177
Dover	600	37
Dun & Bradstreet	1,300	125
Eaton	1,700	96
Echo Global Logistics *	59,814	1,526
EMCOR Group	18,460	847
Emerson Electric	2,600	127
Equifax	12,500	1,311
Expeditors International of Washington	107,033	4,900
Fastenal (A)	1,000	45
FedEx	55,500	7,597
Flowserve	400	17
Fluor	600	28
Generac Holdings *(A)	44,695	1,553
General Dynamics	93,000	12,673
General Electric	1,396,731	40,701
Honeywell International	182,101	18,456
Huntington Ingalls Industries	69,149	9,063
Illinois Tool Works	1,400	132
Ingersoll-Rand	900	50
Jacobs Engineering Group *	500	19
JB Hunt Transport Services	400	31
Kansas City Southern	800	65
L-3 Communications Holdings	300	35
Lockheed Martin	71,566	15,443
Manpowergroup	71,448	5,533
Masco	342,847	9,668
MSC Industrial Direct, Cl A	17,010	1,184
Nielsen Holdings	232,449	11,702
Norfolk Southern	6,949	508
Northrop Grumman	22,200	4,267
On Assignment *	20,510	677
Paccar	2,800	144
Parker Hannifin	500	51
Pentair	700	33
PGT *	154,620	1,529
Pitney Bowes	77,005	1,395
Quanta Services *	30,700	623
Raytheon	66,905	8,286
Regal-Beloit	22,000	1,201
Republic Services, Cl A	115,734	5,289
Rexnord *	20,300	368
Robert Half International	165,714	6,528

Description	Shares	Market Value ($ Thousands)

Rockwell Automation	56,640	$5,896
Rockwell Collins	3,400	298
Roper Technologies	5,300	890
Ryder System	200	11
Snap-on	5,200	752
Southwest Airlines	313,900	13,168
SPX FLOW *	13,200	247
Stanley Black & Decker	6,100	574
Steelcase, Cl A	21,400	267
Stericycle *	300	34
Textron	2,200	75
Toro	11,800	940
TriMas *	101,405	1,677
Tyco International	458,319	16,124
Union Pacific	201,250	15,871
United Continental Holdings *	1,400	80
United Parcel Service, Cl B	68,720	6,635
United Rentals *	21,815	1,125
United Technologies	135,911	13,132
Verisk Analytics, Cl A *	8,000	583
Waste Connections	115,539	7,125
Waste Management	48,145	2,689
Woodward Governor	20,345	955
WW Grainger	200	43
Xylem	1,000	37

		342,317

Information Technology — 20.6%
Accenture, Cl A	116,262	11,656
Activision Blizzard	227,198	7,195
Adobe Systems *	28,938	2,464
Akamai Technologies *	17,400	939
Alliance Data Systems *	200	42
Alphabet, Cl A *	54,759	39,274
Alphabet, Cl C *	81,855	57,116
Amdocs	282,711	16,047
Amphenol, Cl A	8,700	462
Analog Devices	7,100	376
Apple	1,236,591	119,566
Applied Materials	707,689	13,354
Autodesk *	900	47
Automatic Data Processing	92,598	7,842
Avnet	11,468	472
Broadcom	32,500	4,354
Broadridge Financial Solutions	102,868	5,774
BroadSoft *	45,385	1,674
Brocade Communications Systems	301,819	2,997
CA	2,900	85
Check Point Software Technologies *(A)	66,100	5,491
Ciena *	47,300	970
Cisco Systems	1,581,529	41,404
Citrix Systems *	79,600	5,624

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Cognizant Technology Solutions, Cl A *	14,600	$832
Corning	9,900	181
CSRA	600	16
DST Systems	70,083	7,329
eBay *	757,020	18,017
Electronic Arts *	116,916	7,511
EMC	61,459	1,606
F5 Networks *	8,500	817
Facebook, Cl A *	336,322	35,960
Fidelity National Information Services	141,700	8,254
First Solar *	300	22
Fiserv *	60,500	5,786
FLIR Systems	70,415	2,180
Hewlett Packard Enterprise	72,819	966
HP	390,800	4,178
Intel	654,535	19,368
International Business Machines	26,806	3,512
Intuit	45,600	4,407
j2 Global	25,065	1,832
Jabil Circuit	20,406	425
Jack Henry & Associates	15,806	1,300
Juniper Networks	180,800	4,466
Kla-Tencor	4,030	273
Lam Research	7,300	535
Linear Technology	23,293	1,016
Littelfuse	17,465	1,984
MA-Com Technology Solutions *	44,255	1,677
Manhattan Associates *	33,100	1,829
MasterCard, Cl A	44,500	3,868
Microchip Technology	900	40
Micron Technology *	3,600	38
Microsemi *	36,510	1,264
Microsoft	1,239,564	63,069
Motorola Solutions	600	44
NCR *	82,705	1,932
NetApp	1,100	27
NETGEAR *	8,900	352
Nuance Communications *	70,500	1,375
Nvidia	40,500	1,270
NXP Semiconductor *	67,305	4,795
Oracle	363,716	13,377
Paychex	99,414	5,109
PayPal Holdings *	406,866	15,518
Pegasystems	50,235	1,223
Qorvo *	1,200	54
Qualcomm	277,299	14,084
RealPage *	65,090	1,305
Red Hat *	34,770	2,272
salesforce.com inc *	27,545	1,866
SanDisk *	3,523	255
Sanmina *	18,400	379
Seagate Technology	10,300	323

Description	Shares	Market Value ($ Thousands)

Skyworks Solutions	92,693	$6,159
Symantec	9,700	187
TE Connectivity	1,700	97
Teradata *	5,800	145
Tessera Technologies	28,600	843
Texas Instruments	344,163	18,248
Total System Services	80,376	3,503
Universal Display *	18,605	889
Vantiv, Cl A *	93,885	4,886
VeriSign *(A)	15,700	1,327
Visa, Cl A	258,896	18,742
Western Digital	114,026	4,964
Western Union	175,389	3,203
Xerox	830,468	7,981
Xilinx	12,800	604
Yahoo! *	3,000	95

		687,216

Materials — 1.8%
Air Products & Chemicals	700	93
Airgas	300	42
Alcoa (A)	26,600	238
Avery Dennison	15,000	977
Ball	18,000	1,192
Calgon Carbon	68,095	955
CF Industries Holdings	5,200	190
Dow Chemical	41,412	2,013
E.I. du Pont de Nemours	23,630	1,438
Eastman Chemical	1,400	90
Ecolab	1,100	113
FMC	500	19
Freeport-McMoRan, Cl B *(A)	4,600	35
International Flavors & Fragrances	600	62
International Paper	1,600	57
LyondellBasell Industries, Cl A	231,708	18,585
Martin Marietta Materials	6,500	927
Monsanto	93,745	8,436
Mosaic	11,700	312
Newmont Mining	14,800	382
Nucor	1,400	55
Owens-Illinois *	700	10
Packaging Corp of America	12,600	611
PPG Industries	58,694	5,666
Praxair	1,300	132
Sealed Air	36,300	1,660
Sherwin-Williams	3,300	893
Vulcan Materials	109,919	10,830
Westlake Chemical	72,900	3,143
WestRock	2,800	95

		59,251

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 2.2%
AT&T	541,581	$20,012
CenturyLink	1,900	58
Frontier Communications	4,100	22
Level 3 Communications *	2,300	112
Verizon Communications	1,046,307	53,079

		73,283

Utilities — 3.0%
AES	176,200	1,727
AGL Resources	500	32
Ameren	1,200	56
American Electric Power	140,517	8,677
AmeriGas Partners	117,991	4,811
Centerpoint Energy	1,800	34
CMS Energy	74,370	2,942
Consolidated Edison	1,000	70
Dominion Resources	2,400	168
DTE Energy	5,400	454
Duke Energy	9,400	698
Edison International	53,321	3,634
Entergy	20,200	1,459
Eversource Energy	1,100	60
Exelon	278,100	8,757
FirstEnergy	229,400	7,678
ITC Holdings	33,650	1,367
New Jersey Resources	54,195	1,876
NextEra Energy	8,270	933
NiSource	50,900	1,093
NRG Energy	548,700	5,915
Pepco Holdings	2,800	73
PG&E	342,791	19,447
Pinnacle West Capital	2,000	138
PPL	262,600	9,188
Public Service Enterprise Group	176,300	7,521
SCANA	500	33
Sempra Energy	46,200	4,459
Southern	3,200	154
TECO Energy	12,300	338
UGI	71,200	2,632
WEC Energy Group	1,153	65
Xcel Energy	66,830	2,642

		99,131

Total Common Stock (Cost $2,932,109) ($ Thousands)		3,220,388

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Safeway—PDC *#	86	5

Description	Number of Rights	Market Value ($ Thousands)

Safeway CVR — Casa Ley *#	86	$87

Total Rights (Cost $—) ($ Thousands)		92

	Shares
AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P. 0.340% **†(C)	15,560,327	15,560

Total Affiliated Partnership (Cost $15,560) ($ Thousands)		15,560

	Face Amount ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.433%, 08/18/16 (D)(E)	$4,980	4,969
0.189%, 03/03/16 (D)(E)	200	200
0.166%, 03/17/16 (D)(E)	100	100

Total U.S. Treasury Obligations (Cost $5,270) ($ Thousands)		5,269

	Shares
CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	133,336,315	133,336

Total Cash Equivalent (Cost $133,336) ($ Thousands)		133,336

Total Investments — 101.4% (Cost $3,086,275) ($ Thousands) @		$3,374,645

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	528	Mar-2016	$370

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,329,248 ($ Thousands).

#	Expiration date is unavailable.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)

February 29, 2016

(A)	This security or a partial position of this security is on loan at February 29, 2016. The total market value of securities on loan at February 29, 2016 was $15,167 ($ Thousands).

(B)	Security is a Master Limited Partnership. At February 29, 2016, such securities amounted to $8,318 ($ Thousands), or 0.25% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2016 was $15,560 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $3,086,275 ($ Thousands), and the unrealized appreciation and depreciation were $376,842 ($ Thousands) and ($88,472) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. – Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,220,388	$–	$–	$3,220,388
Rights	–	92	–	92
Affiliated Partnership	–	15,560	–	15,560
U.S. Treasury Obligations	–	5,269	–	5,269
Cash Equivalent	133,336	–	–	133,336

Total Investments in Securities	$3,353,724	$20,921	$–	$3,374,645

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$370	$—	$—	$370

Total Other Financial Instruments	$370	$—	$—	$370

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Liquidity Fund, L.P.	$29,683	$158,807	$(172,930)	$15,560	$119
SEI Daily Income Trust, Prime Obligation Fund, Class A	172,335	989,132	(1,028,131)	133,336	107

Totals	$202,018	$1,147,939	$(1,201,061)	$148,896	$226

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Consumer Discretionary — 13.4%
Aaron’s	5,400	$124
Advance Auto Parts	7,308	1,085
Amazon.com *	34,889	19,277
AMC Networks, Cl A *	5,485	360
Aramark	17,300	544
AutoNation *	5,632	290
AutoZone *	2,907	2,252
Bed Bath & Beyond *	13,915	667
Best Buy	30,647	993
BorgWarner	20,464	669
Brinker International	5,283	263
Brunswick	8,300	353
Cabela’s *(A)	4,800	230
Cable One	257	110
Cablevision Systems, Cl A *	17,542	571
Carmax *	16,160	748
Carnival, Cl A	40,000	1,918
Carter’s	4,300	437
CBS, Cl B	46,399	2,245
Charter Communications, Cl A *(A)	7,400	1,329
Chipotle Mexican Grill, Cl A *	3,019	1,537
Choice Hotels International	2,584	134
Cinemark Holdings	11,000	364
Clear Channel Outdoor Holdings, Cl A *	700	3
Coach	23,367	910
Comcast, Cl A	228,825	13,210
CST Brands	7,148	232
Darden Restaurants	11,222	717
Delphi Automotive	27,100	1,807
Dick’s Sporting Goods	8,758	372
Dillard’s, Cl A	1,900	159
Discovery Communications, Cl A *	17,600	440
Discovery Communications, Cl C *	24,600	606
DISH Network, Cl A *	21,462	1,012
Dollar General	26,600	1,975
Dollar Tree *	20,134	1,616
Domino’s Pizza	5,000	665
DR Horton	28,568	763
DSW, Cl A	7,200	189
Dunkin’ Brands Group	9,800	457
Expedia	11,622	1,210
Extended Stay America	5,900	87
Foot Locker	12,369	773
Ford Motor	358,784	4,488
Fossil Group *(A)	4,000	188
GameStop, Cl A (A)	10,100	311
Gannett	10,029	153
Gap (A)	21,721	601
Garmin (A)	11,200	454
General Motors	147,700	4,348
Gentex	26,264	382

Description	Shares	Market Value ($ Thousands)

Genuine Parts	13,371	$1,205
GNC Holdings, Cl A	8,000	228
Goodyear Tire & Rubber	23,252	700
GoPro, Cl A *(A)	8,000	95
Graham Holdings, Cl B	257	125
Groupon, Cl A *	44,900	215
H&R Block	23,325	767
Hanesbrands	34,572	985
Harley-Davidson	16,203	700
Harman International Industries	5,768	442
Hasbro	9,067	688
Hilton Worldwide Holdings	51,700	1,074
Home Depot	118,815	14,747
Hyatt Hotels, Cl A *(A)	3,800	175
International Game Technology	8,400	124
Interpublic Group	37,575	804
J.C. Penney *(A)	29,251	298
Jarden *	21,075	1,114
John Wiley & Sons, Cl A	4,042	176
Johnson Controls	62,045	2,262
Kate Spade *	11,900	236
Kohl’s	18,119	846
L Brands	23,257	1,972
Las Vegas Sands	31,793	1,535
Lear	6,900	699
Leggett & Platt	11,219	501
Lennar, Cl A	15,430	647
Liberty Broadband, Cl A *	2,080	105
Liberty Broadband, Cl C *	5,408	272
Liberty Interactive QVC Group, Cl A *	41,747	1,060
Liberty Media, Cl A *	8,320	296
Liberty Media, Cl C *	16,640	581
Liberty Ventures, Ser A *	12,082	443
Lions Gate Entertainment	7,400	156
Live Nation *	13,600	299
LKQ *	27,200	751
Lowe’s	86,310	5,829
Lululemon Athletica *	10,000	627
Macy’s	30,330	1,311
Madison Square Garden, Cl A *	1,786	277
Marriott International, Cl A	16,687	1,137
Mattel	28,942	941
McDonald’s	86,980	10,193
MGM Resorts International *	39,939	756
Michael Kors Holdings *	17,500	991
Michaels *	2,500	58
Mohawk Industries *	5,266	946
MSG Networks *	5,360	88
Murphy USA *	4,188	267
NetFlix *	39,100	3,652
Newell Rubbermaid	23,665	900
News	10,800	123

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

News, Cl A	42,346	$458
NIKE, Cl B	123,268	7,592
Nordstrom (A)	11,812	606
Norwegian Cruise Line Holdings *	11,800	580
NVR *	324	530
Office Depot *	49,100	249
Omnicom Group	23,544	1,832
O’Reilly Automotive *	9,440	2,457
Panera Bread, Cl A *	2,262	469
Penske Auto Group	4,000	151
Polaris Industries (A)	5,900	519
Priceline Group *	4,700	5,947
PulteGroup	31,745	546
PVH	6,500	514
Ralph Lauren, Cl A	5,080	461
Regal Entertainment Group, Cl A (A)	7,388	145
Ross Stores	36,306	1,996
Royal Caribbean Cruises	17,000	1,264
Sally Beauty Holdings *	14,200	448
Scripps Networks Interactive, Cl A	9,872	585
Sears Holdings *(A)	2,128	37
Service International	17,694	416
ServiceMaster Global Holdings *	9,200	349
Signet Jewelers	7,000	759
Sirius XM Holdings *	232,600	865
Six Flags Entertainment	6,500	331
Skechers U.S.A., Cl A *	11,100	365
Staples	56,364	533
Starbucks	136,512	7,946
Starwood Hotels & Resorts Worldwide	16,784	1,160
Starz *	8,820	222
Target	58,885	4,620
TEGNA	20,059	494
Tempur Sealy International *	5,600	323
Tesla Motors *(A)	9,400	1,804
Thomson Reuters	32,700	1,197
Thor Industries	4,100	227
Tiffany	9,825	638
Time Warner	75,879	5,023
Time Warner Cable, Cl A	25,984	4,959
TJX	62,708	4,647
Toll Brothers *	15,751	432
TopBuild *	3,378	91
Tractor Supply	13,400	1,133
Tribune Media, Cl A	7,200	258
TripAdvisor *	9,467	593
Tupperware Brands	4,800	240
Twenty-First Century Fox, Cl A	110,185	2,977
Twenty-First Century Fox, Cl B	47,000	1,277
Ulta Salon Cosmetics & Fragrance *	6,452	1,066
Under Armour, Cl A *	17,500	1,465
Urban Outfitters *	10,120	268

Description	Shares	Market Value ($ Thousands)

VF	31,968	$2,081
Viacom, Cl B	33,569	1,237
Vista Outdoor *	5,672	280
Visteon *	3,900	273
Walt Disney	155,172	14,822
Wendy’s	24,175	227
Whirlpool	6,687	1,039
Williams-Sonoma	7,962	415
Wyndham Worldwide	10,868	792
Wynn Resorts (A)	6,896	569
Yum! Brands	40,248	2,917

		238,763

Consumer Staples — 9.7%
Altria Group	178,640	10,999
Archer-Daniels-Midland	58,479	2,044
Avon Products *	40,706	155
Brown-Forman, Cl A (A)	2,500	267
Brown-Forman, Cl B	10,527	1,037
Bunge	11,900	592
Campbell Soup	14,778	913
Church & Dwight	12,907	1,171
Clorox	12,603	1,593
Coca-Cola	358,740	15,472
Coca-Cola Enterprises	22,915	1,112
Colgate-Palmolive	82,950	5,445
ConAgra Foods	40,686	1,711
Constellation Brands, Cl A	15,431	2,182
Costco Wholesale	39,881	5,983
Coty, Cl A (A)	6,400	182
CVS Health	102,352	9,946
Dr. Pepper Snapple Group	16,600	1,519
Edgewell Personal Care	5,241	401
Energizer Holdings	5,241	204
Estee Lauder, Cl A	20,008	1,827
Flowers Foods	16,525	283
General Mills	55,392	3,260
Hain Celestial Group *	8,400	311
Herbalife *(A)	6,500	356
Hershey	14,198	1,290
Hormel Foods	26,556	1,129
Ingredion	6,600	668
JM Smucker	11,511	1,468
Kellogg	23,803	1,762
Keurig Green Mountain	12,100	1,113
Kimberly-Clark	33,518	4,367
Kraft Heinz	54,702	4,213
Kroger	90,646	3,618
McCormick	11,093	1,035
Mead Johnson Nutrition, Cl A	19,486	1,437
Molson Coors Brewing, Cl B	12,262	1,046
Mondelez International, Cl A	147,406	5,974

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Monster Beverage *	14,400	$1,807
Nu Skin Enterprises, Cl A (A)	5,500	168
PepsiCo	134,952	13,201
Philip Morris International	141,568	12,887
Pilgrim’s Pride *(A)	5,700	139
Pinnacle Foods	10,400	449
Procter & Gamble	248,574	19,958
Reynolds American	76,450	3,855
Rite Aid *	84,200	669
Spectrum Brands Holdings	1,900	182
Sprouts Farmers Market *	10,600	302
Sysco	55,848	2,465
Tyson Foods, Cl A	25,765	1,668
Walgreens Boots Alliance	78,025	6,159
Wal-Mart Stores	143,979	9,552
WhiteWave Foods, Cl A *	15,722	609
Whole Foods Market	31,704	993

		173,148

Energy — 6.1%
Anadarko Petroleum	47,740	1,812
Antero Resources *(A)	5,000	114
Apache	36,459	1,396
Baker Hughes	42,040	1,802
Cabot Oil & Gas	37,200	749
California Resources *	34,822	20
Cameron International *	18,844	1,235
Cheniere Energy *	20,500	733
Chesapeake Energy *(A)	47,266	123
Chevron	172,002	14,352
Cimarex Energy	8,000	672
Cobalt International Energy *	33,000	88
Columbia Pipeline Group	40,821	741
Concho Resources *	11,000	993
ConocoPhillips	113,276	3,832
CONSOL Energy *(A)	19,644	170
Continental Resources *	8,000	185
CVR Energy (A)	1,800	43
Denbury Resources *(A)	32,324	41
Devon Energy	40,313	793
Diamond Offshore Drilling *(A)	6,209	124
Diamondback Energy *	5,600	399
Dril-Quip *	3,700	201
Energen *	6,637	176
Ensco, Cl A	21,000	182
EOG Resources	50,890	3,295
EP Energy, Cl A *	4,000	7
EQT	13,266	739
Exxon Mobil	383,638	30,749
FMC Technologies *	20,920	513
Frank’s International	4,000	56
Golar LNG (A)	8,100	148

Description	Shares	Market Value ($ Thousands)

Gulfport Energy *	7,200	$173
Halliburton	79,536	2,567
Helmerich & Payne (A)	8,650	458
Hess	24,912	1,086
HollyFrontier	16,726	566
Kinder Morgan	167,522	3,030
Kosmos Energy *	9,200	45
Laredo Petroleum Holdings *(A)	7,000	36
Marathon Oil	71,576	588
Marathon Petroleum	51,276	1,756
Memorial Resource Development *	4,600	44
Murphy Oil	15,454	265
Nabors Industries	26,800	192
National Oilwell Varco	38,480	1,126
Newfield Exploration *	12,799	349
Noble (A)	21,700	181
Noble Energy	42,424	1,252
Occidental Petroleum	70,654	4,862
Oceaneering International	9,700	268
ONEOK	17,758	426
Patterson-UTI Energy	13,232	206
PBF Energy, Cl A	7,000	211
Phillips 66	49,988	3,969
Pioneer Natural Resources	15,544	1,874
QEP Resources *	16,646	162
Range Resources (A)	14,239	338
Rice Energy *	4,600	42
Rowan, Cl A *	10,886	145
RPC *(A)	5,550	75
Schlumberger	115,663	8,295
Seadrill *(A)	30,700	69
SM Energy (A)	5,500	50
Southwestern Energy *(A)	38,376	222
Spectra Energy	58,409	1,706
Superior Energy Services	14,700	151
Targa Resources	5,400	145
Teekay	3,800	30
Tesoro	11,046	891
Valero Energy	44,736	2,688
Weatherford International *	69,400	444
Whiting Petroleum *	21,348	86
Williams	73,946	1,182
World Fuel Services	5,500	257
WPX Energy *	18,748	77

		109,068

Financials — 16.3%
Affiliated Managers Group *	4,820	669
Aflac	40,656	2,420
Alexandria Real Estate Equities ‡	6,600	522
Alleghany *	1,304	605
Allied World Assurance Holdings	8,900	288

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Allstate	34,325	$2,178
Ally Financial *	43,200	759
American Campus Communities ‡	9,500	416
American Capital Agency ‡	31,659	572
American Express	79,334	4,409
American Financial Group	6,414	430
American Homes 4 Rent, Cl A ‡	13,200	185
American International Group	112,123	5,629
American National Insurance	222	23
American Tower, Cl A ‡	39,122	3,607
Ameriprise Financial	17,200	1,444
AmTrust Financial Services	6,800	166
Annaly Capital Management ‡	82,111	832
Aon	26,444	2,520
Apartment Investment & Management, Cl A ‡	12,299	450
Apple Hospitality ‡(A)	16,700	317
Arch Capital Group *	12,700	863
Arthur J Gallagher	13,204	526
Artisan Partners Asset Management, Cl A	2,500	71
Aspen Insurance Holdings	5,700	255
Associated Banc	14,684	253
Assurant	6,293	447
Assured Guaranty	15,100	375
AvalonBay Communities ‡	12,441	2,135
Axis Capital Holdings	8,800	473
Bank of America	954,263	11,947
Bank of Hawaii	4,082	259
Bank of New York Mellon	103,409	3,660
BankUnited	9,600	308
BB&T	72,406	2,329
Berkshire Hathaway, Cl B *	170,400	22,863
BlackRock, Cl A	11,585	3,614
BOK Financial (A)	2,475	121
Boston Properties ‡	14,584	1,665
Brandywine Realty Trust ‡	15,500	191
Brixmor Property Group ‡	15,500	363
Brown & Brown	11,124	359
Camden Property Trust ‡	7,547	564
Capital One Financial	50,525	3,321
Care Capital Properties ‡	7,223	192
CBL & Associates Properties ‡	15,700	181
CBOE Holdings	7,900	494
CBRE Group, Cl A *	24,917	633
Charles Schwab	106,185	2,660
Chimera Investment ‡	18,880	246
Chubb	43,191	4,990
Cincinnati Financial	14,486	915
CIT Group	18,200	543
Citigroup	275,504	10,703
Citizens Financial Group	28,000	538
CME Group, Cl A	29,970	2,740

Description	Shares	Market Value ($ Thousands)

CNA Financial	1,700	$49
Columbia Property Trust ‡	11,800	239
Comerica	15,553	525
Commerce Bancshares	7,814	332
Communications Sales & Leasing ‡	10,829	204
Corporate Office Properties Trust ‡	7,900	185
Corrections Corp of America ‡	10,240	296
Credit Acceptance *	800	158
Crown Castle International ‡	31,496	2,724
Cullen/Frost Bankers (A)	4,568	219
DDR ‡	24,700	413
Digital Realty Trust ‡	12,300	973
Discover Financial Services	41,589	1,931
Douglas Emmett ‡	12,600	338
Duke Realty ‡	29,509	610
E*TRADE Financial *	26,500	622
East West Bancorp	12,300	369
Eaton Vance	11,010	318
Empire State Realty Trust, Cl A ‡	10,000	157
Endurance Specialty Holdings	7,200	448
Equinix ‡	6,542	1,987
Equity Commonwealth *‡	11,525	307
Equity LifeStyle Properties ‡	7,700	540
Equity Residential ‡	33,987	2,532
Erie Indemnity, Cl A	2,419	227
Essex Property Trust ‡	6,254	1,309
Everest Re Group	3,600	670
Extra Space Storage ‡	12,300	1,010
FactSet Research Systems	3,900	587
Federal Realty Investment Trust ‡	6,096	903
Federated Investors, Cl B	8,158	214
Fifth Third Bancorp	77,682	1,185
First Horizon National	21,756	262
First Niagara Financial Group	34,200	316
First Republic Bank	14,400	886
FNF Group	24,852	820
Forest City Realty Trust, Cl A ‡	24,542	458
Four Corners Property Trust ‡	3,740	61
Franklin Resources	33,909	1,216
Gaming and Leisure Properties ‡	7,591	199
General Growth Properties ‡	56,253	1,548
Genworth Financial, Cl A *	44,092	94
Goldman Sachs Group	39,175	5,858
Hanover Insurance Group	3,793	315
Hartford Financial Services Group	40,010	1,685
HCP ‡	44,074	1,304
Healthcare Trust of America, Cl A ‡	11,200	311
Hospitality Properties Trust ‡	13,466	327
Host Hotels & Resorts ‡	64,940	994
Howard Hughes *	3,673	341
Huntington Bancshares	70,434	616
Interactive Brokers Group, Cl A	5,600	191

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Intercontinental Exchange	11,080	$2,642
Invesco	37,300	997
Iron Mountain ‡	16,503	485
Jones Lang LaSalle	4,000	408
JPMorgan Chase	339,934	19,138
KeyCorp	84,295	889
Kilroy Realty ‡	7,300	396
Kimco Realty ‡	35,644	954
Lamar Advertising, Cl A ‡	7,040	402
Lazard, Cl A (B)	11,000	387
Legg Mason	9,181	262
LendingClub *	10,900	95
Leucadia National	31,306	452
Liberty Property Trust ‡	12,806	370
Lincoln National	25,488	931
Loews	27,836	1,012
LPL Financial Holdings (A)	7,900	160
M&T Bank	15,157	1,554
Macerich ‡	15,411	1,219
Markel *	1,350	1,157
Marsh & McLennan	50,065	2,856
McGraw Hill Financial	25,639	2,301
Mercury General	2,396	126
MetLife	86,409	3,418
MFA Financial ‡	33,700	230
Mid-America Apartment Communities ‡	6,600	594
Moody’s	16,927	1,503
Morgan Stanley	141,178	3,487
Morningstar	1,800	143
MSCI, Cl A	10,300	726
Nasdaq	10,500	665
National Retail Properties ‡	11,400	501
Navient	35,614	386
New York Community Bancorp	40,672	615
Northern Trust	22,305	1,324
NorthStar Asset Management Group	17,300	189
NorthStar Realty Europe ‡	4,516	44
NorthStar Realty Finance ‡	13,550	169
Old Republic International	23,390	416
Omega Healthcare Investors ‡	16,600	532
OneMain Holdings, Cl A *	4,700	106
Outfront Media ‡	12,680	259
PacWest Bancorp	9,600	309
Paramount Group ‡	13,200	200
PartnerRe	4,500	631
People’s United Financial (A)	28,134	411
Piedmont Office Realty Trust, Cl A ‡	14,600	268
PNC Financial Services Group	47,722	3,880
Popular	9,053	240
Post Properties ‡	5,000	279
Principal Financial Group	28,908	1,093
ProAssurance	5,500	271

Description	Shares	Market Value ($ Thousands)

Progressive	50,980	$1,627
Prologis ‡	49,418	1,901
Prudential Financial	41,963	2,773
Public Storage ‡	13,468	3,360
Raymond James Financial	11,321	496
Rayonier ‡	11,704	256
Realogy Holdings *	12,400	396
Realty Income ‡(A)	21,400	1,253
Regency Centers ‡	8,308	586
Regions Financial	134,187	1,009
Reinsurance Group of America, Cl A	6,099	550
RenaissanceRe Holdings	5,000	566
Retail Properties of America, Cl A ‡	21,400	314
Santander Consumer USA Holdings *	8,000	82
SEI	11,742	448
Senior Housing Properties Trust ‡	18,400	287
Signature Bank NY *	4,300	557
Simon Property Group ‡	28,581	5,423
SL Green Realty ‡	9,868	870
SLM *	37,014	216
Spirit Realty Capital ‡	32,700	350
StanCorp Financial Group	4,042	464
Starwood Property Trust ‡	19,500	342
State Street	38,494	2,109
SunTrust Banks	49,246	1,634
SVB Financial Group *	4,200	373
Synchrony Financial *	78,318	2,111
Synovus Financial	12,096	322
T. Rowe Price Group	22,580	1,561
Tanger Factory Outlet Centers ‡	8,200	263
Taubman Centers ‡	5,800	411
TCF Financial	15,001	170
TD Ameritrade Holding	23,945	684
TFS Financial	6,200	105
Torchmark	13,087	670
Travelers	29,575	3,180
Two Harbors Investment ‡	31,800	246
UDR ‡	26,493	910
Unum Group	21,905	625
US Bancorp	151,897	5,851
Validus Holdings	7,926	356
Ventas ‡	28,692	1,597
VEREIT ‡	81,400	653
Vornado Realty Trust ‡	16,236	1,402
Voya Financial	20,500	602
Waddell & Reed Financial, Cl A	6,900	162
Weingarten Realty Investors ‡	11,267	397
Wells Fargo	426,866	20,029
Welltower ‡	32,983	2,104
Weyerhaeuser ‡	70,847	1,841
White Mountains Insurance Group	547	419
WP Carey ‡	8,800	499

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

WP GLIMCHER ‡	15,090	$130
WR Berkley	8,814	454
XL Group, Cl A	30,300	1,042
Zions Bancorporation	17,002	363

		290,104

Health Care — 13.9%
Abbott Laboratories	136,376	5,283
AbbVie	150,661	8,228
Acadia Healthcare *	4,600	255
Aetna	32,335	3,513
Agilent Technologies	28,364	1,059
Agios Pharmaceuticals *(A)	2,300	88
Akorn *	7,000	186
Alere *	7,400	394
Alexion Pharmaceuticals *	20,000	2,816
Align Technology *	7,700	508
Alkermes *	12,800	413
Allergan *	35,754	10,373
Allscripts Healthcare Solutions *	16,500	207
Alnylam Pharmaceuticals *	6,800	398
AmerisourceBergen	17,824	1,544
Amgen	69,058	9,826
Anthem	24,431	3,193
athenahealth *	3,200	413
Baxalta	51,475	1,983
Baxter International	51,575	2,038
Becton Dickinson	19,678	2,901
Biogen *	20,200	5,240
BioMarin Pharmaceutical *	15,500	1,269
Bio-Rad Laboratories, Cl A *	1,900	256
Bio-Techne	3,441	295
Bluebird Bio *	2,900	134
Boston Scientific *	125,939	2,138
Bristol-Myers Squibb	151,959	9,411
Brookdale Senior Living, Cl A *	15,100	217
Bruker	9,400	244
C.R. Bard	6,585	1,267
Cardinal Health	30,829	2,519
Celgene *	72,160	7,276
Centene *	10,900	621
Cerner *	29,096	1,486
Charles River Laboratories International *	4,443	326
Cigna	23,855	3,330
Community Health Systems *	10,191	154
Cooper	4,004	572
DaVita HealthCare Partners *	15,216	1,004
Dentsply International	11,998	731
DexCom *	7,100	462
Edwards Lifesciences *	18,828	1,638
Eli Lilly	88,861	6,398
Endo International *	22,597	945

Description	Shares	Market Value ($ Thousands)

Envision Healthcare Holdings *	16,600	$365
Express Scripts Holding *	62,036	4,366
Gilead Sciences	133,534	11,651
HCA Holdings *	30,300	2,097
Health Net *	7,602	473
Henry Schein *	8,084	1,337
Hill-Rom Holdings	5,224	242
Hologic *	21,200	734
Humana	14,075	2,491
Idexx Laboratories *	8,504	622
Illumina *	13,505	2,029
IMS Health Holdings *	12,000	309
Incyte *	15,100	1,110
Intercept Pharmaceuticals *	1,200	134
Intrexon *(A)	4,100	127
Intuitive Surgical *	3,500	1,971
Ionis Pharmaceuticals *	10,700	370
Jazz Pharmaceuticals *	5,300	644
Johnson & Johnson	254,309	26,756
Laboratory Corp of America Holdings *	8,590	944
LifePoint Hospitals *	3,976	248
Mallinckrodt *	10,712	697
McKesson	21,366	3,325
Medivation *	13,800	494
MEDNAX *	8,500	570
Medtronic	129,326	10,009
Merck	258,243	12,966
Mettler Toledo International *	2,836	893
Mylan *	40,019	1,804
OPKO Health *(A)	21,000	195
Patterson	7,683	334
PerkinElmer	10,134	479
Perrigo	13,800	1,742
Pfizer	560,822	16,640
Premier, Cl A *	3,500	114
Puma Biotechnology *(A)	2,200	98
QIAGEN *	21,400	452
Quest Diagnostics	12,744	848
Quintiles Transnational Holdings *	7,100	445
Regeneron Pharmaceuticals *	7,200	2,765
ResMed	11,935	679
Seattle Genetics *	9,100	275
Sirona Dental Systems *	5,200	575
St. Jude Medical	26,846	1,441
Stryker	31,804	3,177
Teleflex	3,740	534
Tenet Healthcare *	8,698	216
Thermo Fisher Scientific	36,525	4,719
United Therapeutics *	4,300	524
UnitedHealth Group	86,820	10,340
Universal Health Services, Cl B	9,176	1,013
Varian Medical Systems *	8,930	698

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

VCA Antech *	8,139	$415
Veeva Systems, Cl A *	4,000	97
Vertex Pharmaceuticals *	22,700	1,941
Waters *	7,272	875
Zimmer Biomet Holdings	16,325	1,580
Zoetis, Cl A	47,044	1,932

		248,473

Industrials — 10.5%
3M	57,833	9,072
Acuity Brands	3,800	796
ADT	15,400	622
AECOM Technology *	13,116	360
AGCO	8,800	435
Air Lease, Cl A	7,900	237
Alaska Air Group	13,000	961
Allegion	8,866	559
Allison Transmission Holdings, Cl A	16,700	395
AMERCO *	700	240
American Airlines Group	59,000	2,419
Ametek	21,380	992
AO Smith	6,800	479
Armstrong World Industries *	4,100	166
Avis Budget Group *	9,700	249
B/E Aerospace	8,866	387
Babcock & Wilcox Enterprises *	4,925	96
Boeing	62,891	7,432
BWX Technologies	9,850	314
C.H. Robinson Worldwide	12,686	886
Carlisle	5,766	520
Caterpillar	55,788	3,777
Chicago Bridge & Iron	9,095	305
Cintas	9,257	777
Clean Harbors *	5,800	247
Colfax *	7,900	200
Copa Holdings, Cl A (A)	3,000	183
Copart *	10,318	389
Covanta Holding	9,700	135
Crane	4,700	231
CSX	92,696	2,238
Cummins	15,812	1,543
Danaher	54,802	4,892
Deere	28,019	2,247
Delta Air Lines	75,500	3,642
Donaldson	13,144	371
Dover	14,457	879
Dun & Bradstreet	3,256	312
Eaton	43,918	2,491
Emerson Electric	62,220	3,038
Equifax	11,556	1,212
Expeditors International of Washington	16,848	771
Fastenal (A)	29,024	1,314

Description	Shares	Market Value ($ Thousands)

FedEx	26,244	$3,592
Flowserve	11,600	487
Fluor	15,308	705
Fortune Brands Home & Security	14,020	704
GATX	4,200	181
General Dynamics	26,972	3,675
General Electric	862,306	25,128
Genesee & Wyoming, Cl A *	4,600	261
Graco	5,424	425
HD Supply Holdings *	15,300	425
Hertz Global Holdings *	29,700	252
Hexcel	8,800	364
Honeywell International	71,090	7,205
Hubbell, Cl B	5,392	536
Huntington Ingalls Industries	4,096	537
IDEX	7,093	533
IHS, Cl A *	6,200	645
Illinois Tool Works	28,280	2,665
Ingersoll-Rand	23,300	1,295
ITT	7,951	280
Jacobs Engineering Group *	13,802	533
JB Hunt Transport Services	7,772	593
JetBlue Airways *	28,100	618
Joy Global (A)	8,933	115
Kansas City Southern	9,500	776
KAR Auction Services	11,600	411
KBR	13,180	182
Kennametal	7,000	141
Kirby *	5,200	294
L-3 Communications Holdings	7,377	865
Landstar System	4,165	247
Lennox International	3,900	504
Lincoln Electric Holdings	7,400	404
Lockheed Martin	24,929	5,379
Macquarie Infrastructure	6,200	378
Manitowoc	10,500	166
Manpowergroup	7,184	556
Masco	30,409	858
Middleby *	5,200	482
MSC Industrial Direct, Cl A	4,220	294
Nielsen Holdings	35,200	1,772
Nordson	5,800	416
Norfolk Southern	28,933	2,117
Northrop Grumman	16,978	3,263
NOW *	9,870	160
Old Dominion Freight Line *	5,800	374
Orbital ATK	5,136	430
Oshkosh Truck	6,659	230
Owens Corning	10,800	464
Paccar	30,970	1,595
Parker Hannifin	13,504	1,367
Pentair	15,173	724

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Pitney Bowes	18,085	$328
Quanta Services *	9,500	193
Raytheon	28,268	3,501
Regal-Beloit	4,000	218
Republic Services, Cl A	24,242	1,108
Robert Half International	11,676	460
Rockwell Automation	13,204	1,374
Rockwell Collins	12,979	1,137
Rollins	8,850	244
Roper Technologies	8,700	1,461
RR Donnelley & Sons	19,177	291
Ryder System	4,806	273
Snap-on	4,991	722
SolarCity *(A)	4,000	74
Southwest Airlines	62,420	2,619
Spirit AeroSystems Holdings, Cl A *	11,000	506
Spirit Airlines *	6,400	306
SPX *	3,511	41
SPX FLOW *	3,511	66
Stanley Black & Decker	14,693	1,381
Stericycle *	7,426	846
Terex	10,048	225
Textron	24,022	820
Timken	7,869	235
Toro	5,020	400
TransDigm Group *	4,700	1,004
Trinity Industries	14,400	228
Triumph Group	4,800	146
Tyco International	36,700	1,291
Union Pacific	79,432	6,264
United Continental Holdings *	36,100	2,067
United Parcel Service, Cl B	63,641	6,145
United Rentals *	8,700	449
United Technologies	80,890	7,816
USG *	8,800	187
Valmont Industries	2,400	271
Verisk Analytics, Cl A *	16,800	1,224
WABCO Holdings *	4,624	436
Wabtec	8,600	607
Waste Connections	11,350	700
Waste Management	43,494	2,429
Watsco	2,300	293
WESCO International *	4,100	181
WW Grainger (A)	6,081	1,319
Xylem	15,502	580

		187,880

Information Technology — 19.5%
3D Systems *(A)	10,400	111
Accenture, Cl A	56,900	5,705
Activision Blizzard	47,856	1,516
Adobe Systems *	46,102	3,926

Description	Shares	Market Value ($ Thousands)

Akamai Technologies *	15,818	$854
Alliance Data Systems *	6,112	1,284
Alphabet, Cl A *	26,429	18,955
Alphabet, Cl C *	26,899	18,769
Amdocs	13,500	766
Amphenol, Cl A	26,584	1,411
Analog Devices	29,912	1,585
Ansys *	7,800	648
Apple	526,515	50,909
Applied Materials	100,555	1,897
Arista Networks *	3,000	206
ARRIS International *	20,200	483
Arrow Electronics *	8,789	502
Atmel	37,700	305
Autodesk *	22,037	1,140
Automatic Data Processing	43,392	3,675
Avnet	12,410	511
Booz Allen Hamilton Holding, Cl A	6,700	185
Broadcom	35,033	4,693
Broadridge Financial Solutions	9,773	549
Brocade Communications Systems	39,300	390
CA	28,538	836
Cadence Design Systems *	25,563	551
CDK Global	14,397	646
CDW	11,200	443
Cisco Systems	464,627	12,164
Citrix Systems *	14,187	1,002
Cognex	7,800	289
Cognizant Technology Solutions, Cl A *	56,576	3,224
CommScope Holding *	6,300	159
Computer Sciences	12,364	356
CoreLogic *	7,984	276
Corning	106,658	1,952
CoStar Group *	2,700	478
Cree *	10,722	340
CSRA	12,364	321
Cypress Semiconductor	29,700	237
Dolby Laboratories, Cl A	4,343	172
DST Systems	2,695	282
eBay *	112,911	2,687
EchoStar, Cl A *	3,732	167
Electronic Arts *	29,765	1,912
EMC	178,797	4,672
F5 Networks *	7,538	725
Facebook, Cl A *	198,300	21,202
Fidelity National Information Services	24,490	1,426
FireEye *(A)	12,400	210
First Data, Cl A *	15,000	187
First Solar *	6,600	474
Fiserv *	22,338	2,136
Fitbit, Cl A *(A)	5,900	72
FleetCor Technologies *	9,000	1,149

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

FLIR Systems	11,700	$362
Fortinet *	12,600	358
Gartner *	7,600	626
Genpact *	15,700	415
Global Payments	12,068	736
Harris	10,854	847
Hewlett Packard Enterprise	170,070	2,257
HP	171,870	1,837
IAC *	6,632	295
Ingram Micro, Cl A *	14,723	527
Intel	431,358	12,764
International Business Machines	82,898	10,862
Intuit	26,086	2,521
IPG Photonics *	3,000	247
Jabil Circuit	17,874	373
Jack Henry & Associates	8,600	707
Juniper Networks	39,325	971
Keysight Technologies *	14,932	390
Kla-Tencor	15,809	1,071
Lam Research	15,452	1,133
Leidos Holdings	5,900	255
Lexmark International, Cl A	5,386	167
Linear Technology	21,057	918
LinkedIn, Cl A *	10,400	1,219
Lumentum Holdings *	4,248	102
Marvell Technology Group	36,400	348
MasterCard, Cl A	91,000	7,910
Maxim Integrated Products	25,000	846
Microchip Technology	21,322	949
Micron Technology *	104,916	1,115
Microsoft	738,900	37,595
Motorola Solutions	15,614	1,147
National Instruments	8,704	251
NCR *	15,189	355
NetApp	30,355	754
NetSuite *	3,600	217
Nuance Communications *	24,100	470
Nvidia	51,356	1,610
ON Semiconductor *	39,300	330
Oracle	289,120	10,634
Palo Alto Networks *	7,100	1,028
Pandora Media *	19,400	198
Paychex	28,007	1,439
PayPal Holdings *	112,111	4,276
PTC *	11,200	346
Qorvo *	13,400	604
Qualcomm	136,459	6,931
Rackspace Hosting *	9,800	211
Red Hat *	17,627	1,152
Sabre	7,200	195
salesforce.com inc *	60,352	4,089
SanDisk *	19,969	1,443

Description	Shares	Market Value ($ Thousands)

ServiceNow *	14,900	$819
Skyworks Solutions	18,400	1,223
Solera Holdings	6,200	345
Splunk *	10,800	471
SS&C Technologies Holdings	6,400	373
SunEdison *(A)	22,300	44
SunPower, Cl A *(A)	4,100	97
Symantec	59,648	1,152
Synopsys *	13,982	626
Tableau Software, Cl A *	4,600	210
Teradata *	13,289	332
Teradyne	17,863	341
Texas Instruments	95,508	5,064
Total System Services	14,991	653
Trimble Navigation *	23,928	557
Twitter *	55,500	1,006
Ultimate Software Group *	2,600	447
Vantiv, Cl A *	11,400	593
VeriFone Holdings *	10,200	244
VeriSign *	10,485	886
Viavi Solutions *	21,240	139
Visa, Cl A	178,000	12,885
VMware, Cl A *(A)	7,400	374
Western Digital	19,430	846
Western Union	46,728	853
WEX *	3,500	229
Workday, Cl A *	10,800	653
Xerox	83,596	803
Xilinx	22,857	1,079
Yahoo! *	88,381	2,810
Yelp, Cl A *	4,800	97
Zebra Technologies, Cl A *	4,825	298
Zillow Group, Cl A *(A)	4,143	96
Zillow Group, Cl C *(A)	8,286	179
Zynga, Cl A *	61,800	130

		347,079

Materials — 3.1%
Air Products & Chemicals	20,094	2,662
Airgas	6,815	964
Albemarle	9,573	538
Alcoa	127,502	1,139
Allegheny Technologies (A)	10,297	138
AptarGroup	6,000	442
Ashland	5,976	569
Avery Dennison	8,310	541
Axalta Coating Systems *	9,000	234
Ball	11,850	785
Bemis	9,174	450
Cabot	6,173	275
Celanese, Cl A	13,683	826
CF Industries Holdings	18,930	690

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Chemours	16,218	$83
Compass Minerals International	3,100	210
Crown Holdings *	11,651	546
Domtar	6,100	215
Dow Chemical	102,770	4,996
E.I. du Pont de Nemours	83,092	5,058
Eagle Materials	4,500	272
Eastman Chemical	13,428	861
Ecolab	24,908	2,554
FMC	11,820	445
Freeport-McMoRan, Cl B *(A)	90,624	691
GCP Applied Technologies *	6,500	115
Graphic Packaging Holding	29,500	364
Huntsman	18,929	206
International Flavors & Fragrances	6,891	712
International Paper	40,455	1,444
LyondellBasell Industries, Cl A	34,400	2,759
Martin Marietta Materials	5,563	793
Monsanto	40,650	3,658
Mosaic	34,978	932
NewMarket	800	292
Newmont Mining	45,133	1,166
Nucor	27,190	1,070
Owens-Illinois *	13,491	202
Packaging Corp of America	8,299	403
Platform Specialty Products *(A)	8,000	57
PPG Industries	25,746	2,485
Praxair	26,925	2,741
Reliance Steel & Aluminum	7,100	432
Royal Gold	6,100	283
RPM International	12,269	501
Scotts Miracle-Gro, Cl A	4,006	276
Sealed Air	18,468	845
Sherwin-Williams	7,637	2,066
Silgan Holdings	3,004	154
Sonoco Products	9,046	395
Southern Copper (A)	13,968	334
Steel Dynamics	20,200	367
Tahoe Resources	21,300	197
United States Steel (A)	12,783	117
Valspar	7,464	584
Vulcan Materials	11,557	1,139
Westlake Chemical	3,800	164
WestRock	25,845	873
WR Grace *	6,500	447

		54,757

Telecommunication Services — 2.6%
AT&T	557,651	20,605
CenturyLink	48,954	1,498
Frontier Communications (A)	89,895	486
Level 3 Communications *	24,786	1,203

Description	Shares	Market Value ($ Thousands)

SBA Communications, Cl A *	12,700	$1,205
Sprint *(A)	59,715	205
Telephone & Data Systems	7,880	211
T-Mobile US *	23,600	876
US Cellular *	831	34
Verizon Communications	373,476	18,946
Zayo Group Holdings *	12,900	306

		45,575

Utilities — 3.3%
AES	62,924	617
AGL Resources	10,947	708
Alliant Energy	9,976	678
Ameren	21,590	1,014
American Electric Power	45,750	2,825
American Water Works	15,900	1,031
Aqua America	16,246	497
Atmos Energy	9,191	638
Avangrid	3,200	124
Calpine *	33,700	423
Centerpoint Energy	38,515	718
CMS Energy	23,942	947
Consolidated Edison	25,616	1,793
Dominion Resources	54,912	3,839
DTE Energy	15,364	1,292
Duke Energy	63,716	4,733
Edison International	28,579	1,948
Entergy	17,698	1,278
Eversource Energy	27,508	1,494
Exelon	86,276	2,717
FirstEnergy	35,927	1,202
Great Plains Energy	12,071	354
Hawaiian Electric Industries *	9,146	268
ITC Holdings	14,100	573
MDU Resources Group	17,521	319
National Fuel Gas	7,089	324
NextEra Energy	40,973	4,623
NiSource	27,421	589
NRG Energy	30,200	326
OGE Energy	16,736	416
Pepco Holdings	23,044	603
PG&E	45,018	2,554
Pinnacle West Capital	9,392	646
PPL	63,026	2,205
Public Service Enterprise Group	48,052	2,050
Questar	15,646	388
SCANA	11,920	775
Sempra Energy	23,323	2,251
Southern	83,903	4,042
TECO Energy	18,300	503
TerraForm Power, Cl A (A)	4,600	44
UGI	15,525	574

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Vectren	7,391	$336
WEC Energy Group	27,357	1,542
Westar Energy, Cl A	11,100	482
Xcel Energy	48,281	1,909

		59,212

Total Common Stock (Cost $1,100,178) ($ Thousands)		1,754,059

AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, L.P.
0.340% **†(C)	19,724,352	19,724

Total Affiliated Partnership (Cost $19,724) ($ Thousands)		19,724

	Face Amount ($ Thousands)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill 5.400%, 03/10/16 (D)(E)	$2,250	2,250

Total U.S. Treasury Obligation (Cost $2,250) ($ Thousands)		2,250

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	18,651,020	18,651

Total Cash Equivalent (Cost $18,651) ($ Thousands)		18,651

Total Investments — 100.6% (Cost $1,140,803) ($ Thousands) @		$1,794,684

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	287	Mar-2016	$(426)
S&P Mid Cap 400 Index E-MINI	25	Mar-2016	0

			$(426)

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,783,582 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 29, 2016. The total market value of securities on loan at February 29, 2016 was $19,192 ($ Thousands).

(B)	Security is a Master Limited Partnership. At February 29, 2016, such securities amounted to $387 ($ Thousands), or 0.02% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2016 was $19,724 ($Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $1,140,803 ($ Thousands), and the unrealized appreciation and depreciation were $698,334($ Thousands) and ($44,453) ($ Thousands), respectively.

AID — Agency for International Development

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,754,059	$—	$—	$1,754,059
Affiliated Partnership	—	19,724	—	19,724
U.S. Treasury Obligation	—	2,250	—	2,250
Cash Equivalent	18,651	—	—	18,651

Total Investments in Securities	$1,772,710	$21,974	$—	$1,794,684

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(426)	$—	$—	$(426)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

February 29, 2016

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Liquidity Fund, L.P.	$25,575	$132,923	$(138,774)	$19,724	$138
SEI Daily Income Trust, Prime Obligation Fund, Class A	36,002	234,639	(251,990)	18,651	19

Totals	$61,577	$367,562	$(390,764)	$38,375	$157

12	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Consumer Discretionary — 12.6%
Advance Auto Parts	12,300	$1,826
Amazon.com *	64,160	35,450
AutoNation *	12,600	649
AutoZone *	5,045	3,908
Bed Bath & Beyond *	27,700	1,328
Best Buy	50,087	1,622
BorgWarner	37,700	1,232
Cablevision Systems, Cl A	37,700	1,226
Carmax *	34,100	1,578
Carnival, Cl A	76,700	3,679
CBS, Cl B	72,282	3,497
Chipotle Mexican Grill, Cl A *	5,220	2,658
Coach	46,591	1,814
Comcast, Cl A	407,574	23,529
Darden Restaurants	19,295	1,233
Delphi Automotive	46,700	3,114
Discovery Communications, Cl A *	25,600	640
Discovery Communications, Cl C *	43,700	1,077
Dollar General	48,500	3,601
Dollar Tree *	39,169	3,143
DR Horton	54,591	1,459
Expedia	19,795	2,061
Ford Motor	650,243	8,135
GameStop, Cl A (A)	18,000	555
Gap (A)	38,300	1,059
Garmin (A)	20,095	814
General Motors	236,187	6,953
Genuine Parts	25,100	2,263
Goodyear Tire & Rubber	44,700	1,346
H&R Block	39,191	1,289
Hanesbrands	65,900	1,878
Harley-Davidson	31,900	1,377
Harman International Industries	12,095	927
Hasbro	18,695	1,418
Home Depot	211,587	26,262
Interpublic Group	68,200	1,459
Johnson Controls	107,996	3,938
Kohl’s	31,891	1,488
L Brands	42,500	3,604
Leggett & Platt	23,095	1,031
Lennar, Cl A	29,991	1,258
Lowe’s	152,687	10,311
Macy’s	52,900	2,286
Marriott International, Cl A	32,096	2,187
Mattel	56,887	1,850
McDonald’s	153,287	17,964
Michael Kors Holdings *	30,800	1,745
Mohawk Industries *	10,700	1,923
NetFlix *	71,279	6,658
Newell Rubbermaid (A)	44,891	1,706
News	18,600	212

Description	Shares	Market Value ($ Thousands)

News, Cl A	64,683	$700
NIKE, Cl B	225,182	13,869
Nordstrom (A)	22,795	1,170
Omnicom Group	40,400	3,144
O’Reilly Automotive *	16,400	4,269
Priceline Group *	8,284	10,481
PulteGroup	53,083	913
PVH	13,800	1,092
Ralph Lauren, Cl A	9,995	907
Ross Stores	67,500	3,711
Royal Caribbean Cruises	28,900	2,149
Scripps Networks Interactive, Cl A	16,100	954
Signet Jewelers	13,300	1,442
Staples	109,278	1,033
Starbucks	247,782	14,423
Starwood Hotels & Resorts Worldwide	28,400	1,963
Target	102,791	8,064
TEGNA	37,100	914
Tiffany	18,895	1,228
Time Warner	133,387	8,830
Time Warner Cable, Cl A	47,296	9,027
TJX	111,691	8,276
Tractor Supply	22,600	1,911
TripAdvisor *	18,895	1,183
Twenty-First Century Fox, Cl A	195,274	5,276
Twenty-First Century Fox, Cl B	72,500	1,969
Under Armour, Cl A *	30,295	2,535
Urban Outfitters *	14,900	395
VF	56,891	3,704
Viacom, Cl B	58,500	2,156
Walt Disney	253,883	24,251
Whirlpool	13,000	2,019
Wyndham Worldwide	19,500	1,420
Wynn Resorts (A)	13,800	1,138
Yum! Brands	68,200	4,942

		365,678

Consumer Staples — 10.5%
Altria Group	327,283	20,151
Archer-Daniels-Midland	99,491	3,478
Brown-Forman, Cl B	17,096	1,684
Campbell Soup	30,191	1,864
Church & Dwight	22,000	1,997
Clorox	21,500	2,718
Coca-Cola	653,357	28,179
Coca-Cola Enterprises	35,100	1,703
Colgate-Palmolive	149,691	9,826
ConAgra Foods	72,187	3,036
Constellation Brands, Cl A	28,900	4,087
Costco Wholesale	73,000	10,952
CVS Health	184,783	17,955
Dr. Pepper Snapple Group	31,500	2,883

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Estee Lauder, Cl A	37,100	$3,388
General Mills	99,696	5,867
Hershey	24,200	2,200
Hormel Foods	45,192	1,921
JM Smucker	19,895	2,538
Kellogg	42,500	3,146
Keurig Green Mountain	19,500	1,793
Kimberly-Clark	60,596	7,896
Kraft Heinz	99,191	7,640
Kroger	162,382	6,481
McCormick	19,495	1,818
Mead Johnson Nutrition, Cl A	31,200	2,301
Molson Coors Brewing, Cl B	30,495	2,600
Mondelez International, Cl A	265,178	10,748
Monster Beverage *	25,000	3,138
PepsiCo	243,178	23,788
Philip Morris International	258,578	23,538
Procter & Gamble	454,170	36,465
Reynolds American	138,312	6,975
Sysco	87,500	3,861
Tyson Foods, Cl A	49,287	3,191
Walgreens Boots Alliance	145,387	11,477
Wal-Mart Stores	261,883	17,373
Whole Foods Market	57,191	1,791

		302,447

Energy — 6.4%
Anadarko Petroleum	84,695	3,214
Apache	63,000	2,412
Baker Hughes	72,700	3,117
Cabot Oil & Gas	69,887	1,407
California Resources	12,116	7
Cameron International *	32,100	2,104
Chesapeake Energy (A)	88,378	231
Chevron	314,178	26,215
Cimarex Energy	15,996	1,344
Columbia Pipeline Group	65,187	1,183
Concho Resources *	21,500	1,940
ConocoPhillips	205,983	6,968
CONSOL Energy (A)	39,400	340
Devon Energy	65,000	1,279
Diamond Offshore Drilling (A)	10,500	210
Ensco, Cl A	40,200	349
EOG Resources	91,691	5,936
EQT	25,595	1,427
Exxon Mobil	694,900	55,696
FMC Technologies *	38,700	949
Halliburton	142,691	4,606
Helmerich & Payne (A)	17,995	953
Hess	43,500	1,897
Kinder Morgan	305,183	5,521
Marathon Oil	114,900	943

Description	Shares	Market Value ($ Thousands)

Marathon Petroleum	89,492	$3,065
Murphy Oil	26,691	459
National Oilwell Varco	63,200	1,850
Newfield Exploration *	27,500	749
Noble Energy	71,700	2,115
Occidental Petroleum	127,395	8,767
ONEOK	35,391	849
Phillips 66	79,196	6,287
Pioneer Natural Resources	26,896	3,242
Range Resources (A)	28,800	683
Schlumberger	210,483	15,096
Southwestern Energy *(A)	65,200	377
Spectra Energy	111,900	3,268
Tesoro	20,300	1,638
Transocean (A)	58,300	504
Valero Energy	80,700	4,848
Williams	114,996	1,839

		185,884

Financials — 15.2%
Affiliated Managers Group *	9,100	1,262
Aflac	71,191	4,237
Allstate	64,600	4,100
American Express	139,587	7,758
American International Group	206,378	10,360
American Tower, Cl A ‡	70,700	6,519
Ameriprise Financial	29,000	2,435
Aon	45,700	4,355
Apartment Investment & Management, Cl A ‡	26,600	974
Assurant	10,995	782
AvalonBay Communities ‡	22,800	3,913
Bank of America	1,737,983	21,760
Bank of New York Mellon	182,287	6,451
BB&T	130,091	4,184
Berkshire Hathaway, Cl B *	312,728	41,959
BlackRock, Cl A	21,096	6,581
Boston Properties ‡	25,600	2,922
Capital One Financial	88,696	5,830
CBRE Group, Cl A *	49,291	1,252
Charles Schwab	199,791	5,005
Chubb	76,847	8,878
Cincinnati Financial	24,696	1,559
Citigroup	497,157	19,315
Citizens Financial Group	88,900	1,710
CME Group, Cl A	56,395	5,157
Comerica	29,991	1,013
Crown Castle International ‡	55,696	4,818
Discover Financial Services	71,200	3,305
E*TRADE Financial *	49,291	1,156
Equinix ‡	11,457	3,479
Equity Residential ‡	60,696	4,521

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Essex Property Trust ‡	11,100	$2,323
Extra Space Storage ‡	20,800	1,709
Federal Realty Investment Trust ‡	11,700	1,732
Fifth Third Bancorp	133,800	2,042
Franklin Resources	63,795	2,287
General Growth Properties ‡	97,000	2,669
Goldman Sachs Group	66,191	9,898
Hartford Financial Services Group	68,300	2,877
HCP ‡	77,400	2,289
Host Hotels & Resorts ‡	126,074	1,930
Huntington Bancshares	133,761	1,170
Intercontinental Exchange	19,800	4,721
Invesco	71,400	1,909
Iron Mountain ‡	32,601	958
JPMorgan Chase	614,457	34,594
KeyCorp	140,500	1,482
Kimco Realty ‡	69,487	1,859
Legg Mason	17,895	511
Leucadia National	55,687	805
Lincoln National	41,600	1,520
Loews	47,087	1,712
M&T Bank	26,623	2,730
Macerich ‡	22,596	1,787
Marsh & McLennan	86,991	4,963
McGraw Hill Financial	45,100	4,047
MetLife	185,487	7,338
Moody’s	28,700	2,549
Morgan Stanley	251,900	6,222
Nasdaq	19,500	1,234
Navient	60,200	652
Northern Trust	36,596	2,173
People’s United Financial	51,800	757
PNC Financial Services Group	84,691	6,886
Principal Financial Group	45,791	1,731
Progressive	97,383	3,108
Prologis ‡	87,400	3,361
Prudential Financial	74,900	4,950
Public Storage ‡	24,595	6,136
Realty Income ‡(A)	42,000	2,459
Regions Financial	219,700	1,652
Simon Property Group ‡	51,596	9,789
SL Green Realty ‡	16,700	1,473
State Street	67,300	3,687
SunTrust Banks	84,900	2,817
Synchrony Financial *	139,021	3,747
T. Rowe Price Group	41,800	2,889
Torchmark	19,246	986
Travelers	50,696	5,451
Unum Group	40,791	1,164
US Bancorp	274,383	10,569
Ventas ‡	55,500	3,090
Vornado Realty Trust ‡	29,496	2,547

Description	Shares	Market Value ($ Thousands)

Wells Fargo	775,848	$36,403
Welltower ‡	59,000	3,763
Weyerhaeuser ‡	131,345	3,412
Willis Towers Watson	22,945	2,600
XL Group, Cl A	50,100	1,722
Zions Bancorporation	34,100	727

		440,118

Health Care — 14.4%
Abbott Laboratories	248,883	9,642
AbbVie	272,778	14,896
Aetna	58,195	6,322
Agilent Technologies	55,791	2,084
Alexion Pharmaceuticals *	37,600	5,294
Allergan *	65,799	19,089
AmerisourceBergen	32,596	2,824
Amgen	125,891	17,912
Anthem	43,496	5,685
Baxalta	97,296	3,748
Baxter International	91,196	3,603
Becton Dickinson	35,138	5,181
Biogen *	37,200	9,650
Boston Scientific *	224,300	3,809
Bristol-Myers Squibb	278,383	17,240
C.R. Bard	12,400	2,386
Cardinal Health	54,896	4,485
Celgene *	131,087	13,218
Cerner *	50,700	2,589
Cigna	43,000	6,003
DaVita HealthCare Partners *	27,995	1,847
Dentsply International	34,891	2,127
Edwards Lifesciences *	35,900	3,123
Eli Lilly	162,891	11,728
Endo International *	35,000	1,463
Express Scripts Holding *	112,791	7,938
Gilead Sciences	240,578	20,990
HCA Holdings *	52,295	3,619
Henry Schein *	13,800	2,283
Humana	24,696	4,370
Illumina *	24,400	3,666
Intuitive Surgical *	6,200	3,491
Johnson & Johnson	461,870	48,593
Laboratory Corp of America Holdings *	17,000	1,867
Mallinckrodt *	19,496	1,268
McKesson	38,400	5,976
Medtronic	234,661	18,160
Merck	466,270	23,411
Mylan *	68,796	3,101
Patterson	13,800	600
PerkinElmer	18,700	884
Perrigo	24,396	3,080
Pfizer	1,030,435	30,573

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Quest Diagnostics	24,000	$1,597
Regeneron Pharmaceuticals *	12,900	4,954
St. Jude Medical	47,100	2,529
Stryker	52,696	5,263
Tenet Healthcare *	17,000	422
Thermo Fisher Scientific	66,591	8,603
UnitedHealth Group	159,087	18,947
Universal Health Services, Cl B	15,300	1,689
Varian Medical Systems *	16,295	1,275
Vertex Pharmaceuticals *	41,000	3,505
Waters *	13,700	1,648
Zimmer Biomet Holdings	29,795	2,884
Zoetis, Cl A	76,300	3,133

		416,267

Industrials — 9.9%
3M	102,791	16,125
ADT	27,600	1,114
Allegion	15,996	1,008
American Airlines Group	105,691	4,333
Ametek	40,000	1,856
Boeing	105,091	12,420
C.H. Robinson Worldwide	24,095	1,683
Caterpillar	97,091	6,573
Cintas	14,695	1,234
CSX	162,578	3,925
Cummins	27,396	2,673
Danaher	99,500	8,882
Deere	51,996	4,169
Delta Air Lines	131,187	6,328
Dover	26,000	1,580
Dun & Bradstreet	6,195	593
Eaton	77,195	4,378
Emerson Electric	109,191	5,332
Equifax	19,895	2,087
Expeditors International of Washington	31,291	1,433
Fastenal (A)	48,691	2,205
FedEx	43,800	5,995
Flowserve	22,200	933
Fluor	23,700	1,091
General Dynamics	49,596	6,758
General Electric	1,575,488	45,910
Honeywell International	128,587	13,032
Illinois Tool Works	54,595	5,146
Ingersoll-Rand	43,496	2,417
Jacobs Engineering Group *	20,496	792
JB Hunt Transport Services	15,200	1,160
Kansas City Southern	18,300	1,495
L-3 Communications Holdings	13,200	1,548
Lockheed Martin	44,096	9,515
Masco	56,500	1,593
Nielsen Holdings	60,700	3,056

Description	Shares	Market Value ($ Thousands)

Norfolk Southern	49,796	$3,644
Northrop Grumman	30,396	5,843
Paccar	58,900	3,033
Parker Hannifin	22,900	2,317
Pentair	30,000	1,431
Pitney Bowes	33,600	609
Quanta Services *	26,900	546
Raytheon	50,195	6,217
Republic Services, Cl A	40,300	1,842
Robert Half International	22,495	886
Rockwell Automation	22,196	2,310
Rockwell Collins	22,100	1,935
Roper Technologies	16,800	2,821
Ryder System	9,095	516
Snap-on	9,800	1,418
Southwest Airlines	108,487	4,551
Stanley Black & Decker	25,195	2,369
Stericycle *	14,096	1,606
Textron	45,991	1,571
Tyco International	70,400	2,477
Union Pacific	142,487	11,237
United Continental Holdings *	62,100	3,556
United Parcel Service, Cl B	116,187	11,218
United Rentals *	15,500	799
United Technologies	129,791	12,540
Verisk Analytics, Cl A *	26,100	1,901
Waste Management	69,200	3,865
WW Grainger (A)	9,700	2,104
Xylem	30,400	1,137

		286,671

Information Technology — 19.9%
Accenture, Cl A	104,296	10,457
Activision Blizzard	84,100	2,663
Adobe Systems *	83,195	7,084
Akamai Technologies *	29,596	1,597
Alliance Data Systems *	10,300	2,164
Alphabet, Cl A *	48,641	34,886
Alphabet, Cl C *	49,563	34,584
Amphenol, Cl A	51,391	2,727
Analog Devices	52,000	2,755
Apple	930,746	89,994
Applied Materials	191,600	3,616
Autodesk *	38,100	1,971
Automatic Data Processing	76,891	6,512
Broadcom	64,860	8,689
CA	49,387	1,447
Cisco Systems	847,243	22,181
Citrix Systems *	25,900	1,830
Cognizant Technology Solutions, Cl A *	101,395	5,778
Corning	185,470	3,394
CSRA	22,895	594

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

eBay *	184,183	$4,384
Electronic Arts *	51,800	3,328
EMC	323,474	8,452
F5 Networks *	11,800	1,135
Facebook, Cl A *	378,978	40,520
Fidelity National Information Services	46,200	2,691
First Solar *	12,900	927
Fiserv *	38,100	3,644
FLIR Systems	23,000	712
Harris	20,900	1,631
Hewlett Packard Enterprise	299,774	3,978
HP	301,074	3,218
Intel	787,652	23,307
International Business Machines	148,951	19,517
Intuit	44,000	4,252
Juniper Networks	59,500	1,470
Kla-Tencor	26,200	1,775
Lam Research	26,695	1,957
Linear Technology	40,196	1,753
MasterCard, Cl A	165,247	14,363
Microchip Technology (A)	34,096	1,517
Micron Technology *	182,100	1,936
Microsoft	1,333,504	67,849
Motorola Solutions	26,988	1,983
NetApp	48,991	1,217
Nvidia	85,183	2,671
Oracle	534,365	19,654
Paychex	53,487	2,749
PayPal Holdings *	185,483	7,074
Qorvo *	21,400	965
Qualcomm	250,878	12,742
Red Hat *	30,800	2,013
salesforce.com *	104,091	7,052
SanDisk	33,400	2,414
Seagate Technology	50,300	1,577
Skyworks Solutions	32,196	2,139
Symantec	113,700	2,196
TE Connectivity	64,391	3,665
Teradata *	22,100	551
Texas Instruments	169,283	8,975
Total System Services	28,691	1,250
VeriSign *(A)	16,500	1,394
Visa, Cl A	324,870	23,517
Western Digital	38,896	1,693
Western Union	84,878	1,550
Xerox	158,300	1,521
Xilinx	43,200	2,040
Yahoo! *	145,691	4,632

		576,473

Materials — 2.8%
Air Products & Chemicals	32,300	4,279

Description	Shares	Market Value ($ Thousands)

Airgas	10,900	$1,543
Alcoa (A)	220,500	1,969
Avery Dennison	15,500	1,009
Ball	22,896	1,516
CF Industries Holdings	38,700	1,411
Dow Chemical	187,583	9,118
Eastman Chemical	24,996	1,604
Ecolab	44,296	4,543
EI du Pont de Nemours	146,187	8,898
FMC	22,800	858
Freeport-McMoRan, Cl B (A)	207,900	1,586
International Flavors & Fragrances	13,500	1,394
International Paper	69,096	2,467
LyondellBasell Industries, Cl A	59,996	4,812
Martin Marietta Materials	11,100	1,583
Monsanto	73,391	6,605
Mosaic	56,291	1,500
Newmont Mining	88,083	2,275
Nucor	53,787	2,116
Owens-Illinois *	26,400	395
PPG Industries	44,900	4,334
Praxair	47,500	4,835
Sealed Air	33,100	1,514
Sherwin-Williams	13,200	3,571
Vulcan Materials	22,400	2,207
WestRock	43,282	1,462

		79,404

Telecommunication Services — 2.7%
AT&T	1,026,943	37,946
CenturyLink	91,487	2,799
Frontier Communications (A)	195,265	1,056
Level 3 Communications *	48,100	2,335
Verizon Communications	679,152	34,453

		78,589

Utilities — 3.3%
AES	112,600	1,104
AGL Resources	20,100	1,299
Ameren	40,691	1,910
American Electric Power	81,900	5,057
Centerpoint Energy	71,483	1,332
CMS Energy	46,591	1,843
Consolidated Edison	48,900	3,424
Dominion Resources	99,300	6,943
DTE Energy	30,200	2,540
Duke Energy	114,891	8,534
Edison International	54,296	3,701
Entergy	30,000	2,166
Eversource Energy	52,900	2,873
Exelon	153,391	4,830
FirstEnergy	71,187	2,383

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

NextEra Energy	76,800	$8,665
NiSource	54,087	1,162
NRG Energy	52,287	564
Pepco Holdings	43,000	1,126
PG&E	81,800	4,641
Pinnacle West Capital	18,600	1,280
PPL	112,000	3,919
Public Service Enterprise Group	84,300	3,596
SCANA	23,996	1,560
Sempra Energy	39,295	3,792
Southern	151,600	7,304
TECO Energy	39,900	1,096
WEC Energy Group	52,631	2,966
Xcel Energy	84,583	3,344

		94,954

Total Common Stock (Cost $2,891,463) ($ Thousands)		2,826,485

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P. 0.340% **†(B)	22,226,817	22,227

Total Affiliated Partnership (Cost $22,227) ($ Thousands)		22,227

	Face Amount ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.461%, 06/16/16 (C)(D)	$2,800	2,797
0.020%, 03/10/16 (C)(D)	1,100	1,100

Total U.S. Treasury Obligations (Cost $3,896) ($ Thousands)		3,897

	Shares
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	46,472,131	46,472

Total Cash Equivalent (Cost $46,472) ($ Thousands)		46,472

Total Investments — 100.2% (Cost $2,964,058) ($ Thousands) @		$2,899,081

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	691	Mar-2016	$(3,503)

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,894,331 ($ Thousands).

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $2,964,058 ($ Thousands), and the unrealized appreciation and depreciation were $211,268 ($ Thousands) and $(276,245) ($ Thousands), respectively.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 29, 2016. The total market value of securities on loan at February 29, 2016 was $21,544 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2016 was $22,227 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl	— Class
L.P.	— Limited Partnership
S&P	— Standard & Poor’s

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,826,485	$—	$—	$2,826,485
Affiliated Partnership	22,227	—	—	22,227
U.S. Treasury Obligations	—	3,897	—	3,897
Cash Equivalent	46,472	—	—	46,472

Total Investments in Securities	$2,895,184	$3,897	$—	$2,899,081

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(3,503)	$—	$—	$(3,503)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

February 29, 2016

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Liquidity Fund, L.P.	$12,329	$118,102	$(108,204)	$22,227	$88
SEI Daily Income Trust, Prime Obligation Fund, Class A	45,190	560,917	(559,635)	46,472	43

Totals	$57,519	$679,019	$(667,839)	$68,699	$131

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Consumer Discretionary — 15.8%
1-800-Flowers.com, Cl A *	1,700	$13
2U *(A)	3,700	83
Aaron’s	9,616	221
Abercrombie & Fitch, Cl A (A)	12,300	357
AMC Entertainment Holdings, Cl A	4,100	99
AMC Networks, Cl A *	9,660	633
American Axle & Manufacturing Holdings *	11,298	165
American Eagle Outfitters (A)	32,922	502
American Public Education *	2,727	42
America’s Car-Mart *	850	21
Apollo Education Group, Cl A *	16,100	132
Aramark	31,400	987
Arctic Cat	1,535	27
Asbury Automotive Group *	4,098	239
Ascena Retail Group *	26,827	227
Ascent Capital Group, Cl A *	1,754	24
Barnes & Noble	9,327	90
Barnes & Noble Education *	5,894	63
Bassett Furniture Industries	2,700	84
Beazer Homes USA *	7,161	52
bebe stores	1,520	1
Belmond, Cl A *	17,030	157
Big 5 Sporting Goods	923	13
Big Lots	7,946	321
Biglari Holdings *	342	126
BJ’s Restaurants *	3,542	156
Black Diamond *	4,204	18
Bloomin’ Brands	19,150	331
Blue Nile	1,431	37
Bob Evans Farms	3,287	141
Boot Barn Holdings *	3,000	30
Boyd Gaming *	12,945	224
Bravo Brio Restaurant Group *	3,676	29
Bridgepoint Education *	2,679	17
Bright Horizons Family Solutions *	5,735	363
Brinker International	10,182	507
Brunswick	14,983	637
Buckle	4,851	154
Buffalo Wild Wings *	3,227	512
Build-A-Bear Workshop, Cl A *	2,700	39
Burlington Stores *	12,800	718
Cabela’s *(A)	8,839	424
Cable One	600	257
Caesars Acquisition, Cl A *	5,300	32
Caesars Entertainment *(A)	7,783	70
CalAtlantic Group	12,975	394
Caleres	6,276	178
Callaway Golf	13,906	124
Capella Education	2,138	99
Career Education *	10,054	25
Carmike Cinemas *	3,042	67

Description	Shares	Market Value ($ Thousands)

Carriage Services, Cl A	2,006	$41
Carrols Restaurant Group *	7,900	105
Carter’s	8,470	861
Cato, Cl A	4,096	148
Cavco Industries *	1,331	108
Central European Media Enterprises, Cl A *	7,006	17
Century Communities *	4,200	66
Charter Communications, Cl A *(A)	12,365	2,220
Cheesecake Factory	7,523	375
Chegg *(A)	8,600	37
Cherokee *	2,600	44
Chico’s FAS	22,151	283
Children’s Place Retail Stores	3,633	248
Choice Hotels International	6,377	331
Christopher & Banks *	3,400	5
Churchill Downs	2,234	303
Chuy’s Holdings *	2,335	75
Cinemark Holdings	19,440	643
Citi Trends	3,097	57
Clear Channel Outdoor Holdings, Cl A	6,796	25
ClubCorp Holdings	6,800	90
Collectors Universe	1,500	24
Columbia Sportswear	5,144	306
Conn’s *(A)	3,909	66
Container Store Group *	1,600	9
Cooper Tire & Rubber	8,832	347
Cooper-Standard Holding *	2,600	190
Core-Mark Holdings	3,918	288
Cracker Barrel Old Country Store (A)	3,244	480
Crocs *	11,003	108
Crown Media Holdings, Cl A *	11,500	50
CSS Industries	2,292	62
CST Brands	13,100	425
Culp	2,861	73
Cumulus Media, Cl A *	18,139	5
Daily Journal *	100	19
Dana Holdings	26,698	332
Dave & Buster’s Entertainment *	4,500	166
Deckers Outdoor *	5,604	317
Del Frisco’s Restaurant Group *	2,800	43
Denny’s *	14,463	149
Destination XL Group *	4,342	19
DeVry Education Group (A)	10,381	190
Diamond Resorts International *(A)	5,800	126
Dick’s Sporting Goods	15,735	668
Dillard’s, Cl A	3,862	323
DineEquity	2,772	254
DISH Network, Cl A *	36,019	1,698
Domino’s Pizza	8,958	1,192
Dorman Products *	4,440	225
DreamWorks Animation SKG, Cl A *(A)	13,391	344
Drew Industries	4,049	244

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

DSW, Cl A	11,992	$314
Dunkin’ Brands Group	16,230	756
Eastman Kodak *	2,100	20
El Pollo Loco Holdings *	1,400	18
Eldorado Resorts *	7,500	75
Entercom Communications, Cl A *	4,782	55
Entravision Communications, Cl A	14,200	110
Eros International *(A)	5,900	47
Ethan Allen Interiors	3,176	91
Etsy *	5,300	42
EVINE Live *	4,000	2
EW Scripps, Cl A	10,496	181
Express *	13,362	230
Extended Stay America	9,200	136
Federal-Mogul Holdings, Cl A *	3,316	24
Fiesta Restaurant Group *	4,005	133
Finish Line, Cl A	9,311	170
Five Below *	9,005	345
Flexsteel Industries	600	25
Foot Locker	23,114	1,445
Fossil Group *	6,800	319
Fox Factory Holding *	1,400	21
Francesca’s Holdings *	8,224	149
Fred’s, Cl A	6,579	94
FTD *	2,392	56
Gannett	20,200	308
Genesco *	4,269	282
Gentex	47,490	691
Gentherm *	6,548	273
G-III Apparel Group *	6,806	359
Global Eagle Entertainment *	4,900	44
GNC Holdings, Cl A	14,178	404
GoPro, Cl A *(A)	13,800	164
Graham Holdings, Cl B	600	293
Grand Canyon Education *	7,715	301
Gray Television *	12,300	142
Green Brick Partners *(A)	6,200	38
Group 1 Automotive	3,635	203
Groupon, Cl A *	83,941	401
Guess?	11,317	242
Habit Restaurants, Cl A *(A)	1,600	33
Harte-Hanks	7,846	24
Haverty Furniture	2,163	42
Helen of Troy *	4,848	462
Hibbett Sports *	4,012	142
Hilton Worldwide Holdings	83,700	1,739
Hooker Furniture	3,100	99
Horizon Global *	2,470	22
Houghton Mifflin Harcourt *	21,100	397
Hovnanian Enterprises, Cl A *(A)	10,715	16
HSN	5,111	271
Hyatt Hotels, Cl A *(A)	6,127	283

Description	Shares	Market Value ($ Thousands)

Iconix Brand Group *(A)	8,051	$70
Imax *	9,300	274
Installed Building Products *	3,100	69
International Game Technology	14,500	214
International Speedway, Cl A	5,498	190
Interval Leisure Group	5,698	74
iRobot *	5,702	179
Isle of Capri Casinos *	4,779	54
J Alexander’s Holdings *	2,756	29
J.C. Penney *(A)	49,395	504
Jack in the Box	6,321	435
JAKKS Pacific *	427	3
Jamba *	1,407	19
Jarden *	35,010	1,851
John Wiley & Sons, Cl A	7,872	343
Johnson Outdoors, Cl A	700	15
Journal Media Group	2,271	27
K12 *	3,988	39
Kate Spade *	22,098	438
KB Home (A)	13,785	168
Kimball International, Cl B	4,125	43
Kirkland’s	2,028	29
Krispy Kreme Doughnuts *	12,571	184
La Quinta Holdings *	14,500	157
Lands’ End *(A)	1,662	40
Las Vegas Sands	59,904	2,892
La-Z-Boy, Cl Z	8,926	217
Lear	12,771	1,294
LGI Homes *(A)	1,700	40
Libbey	2,785	46
Liberty Broadband, Cl A *	4,583	230
Liberty Broadband, Cl C *	10,768	542
Liberty Interactive, Cl A *	81,244	2,062
Liberty Media, Cl A *	16,435	585
Liberty Media, Cl C *	33,270	1,161
Liberty Tripadvisor Holdings, Cl A *	13,392	273
Liberty Ventures, Ser A *	23,079	847
LifeLock *	13,463	148
Lifetime Brands	300	4
Lions Gate Entertainment	14,709	310
Lithia Motors, Cl A	3,489	324
Live Nation *	24,203	532
LKQ *	49,004	1,353
Loral Space & Communications *	1,900	61
lululemon athletica *(A)	18,200	1,142
Lumber Liquidators Holdings *(A)	4,126	47
M/I Homes *	2,694	47
Madison Square Garden, Cl A *	3,179	493
Malibu Boats, Cl A *	1,100	17
Marcus	2,761	52
MarineMax *	3,996	71
Marriott Vacations Worldwide	4,374	265

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Mattress Firm Holding *(A)	3,811	$172
MDC Holdings	7,689	170
MDC Partners, Cl A	5,776	123
Media General *	17,300	288
Meredith	5,944	259
Meritage Homes *	7,211	234
Metaldyne Performance Group	3,400	49
MGM Resorts International *	71,674	1,357
Michaels *	9,700	226
Modine Manufacturing *	7,374	70
Monarch Casino & Resort *	1,100	22
Monro Muffler	4,828	330
Morgans Hotel Group *	2,200	3
Motorcar Parts & Accessories *	3,700	128
Movado Group	2,720	79
MSG Networks *	9,540	157
Murphy USA *	7,000	446
National CineMedia	10,007	150
Nautilus *	6,200	105
New Media Investment	8,900	139
New York Times, Cl A	22,982	289
Nexstar Broadcasting Group, Cl A (A)	5,722	256
Noodles, Cl A *	700	9
Norwegian Cruise Line Holdings *	21,869	1,074
Nutrisystem	4,559	93
NVR *	725	1,187
Office Depot *	91,347	464
Ollie’s Bargain Outlet Holdings *	3,000	61
Outerwall (A)	3,343	104
Overstock.com *	700	10
Oxford Industries	2,854	207
Panera Bread, Cl A *	4,120	854
Papa John’s International	5,042	293
Party City Holdco *	3,900	39
Penn National Gaming *	12,454	172
Penske Auto Group	7,388	279
Performance Sports Group *	7,000	53
Perry Ellis International *	2,439	45
PetMed Express	3,796	63
Pier 1 Imports	18,189	90
Pinnacle Entertainment *	10,760	311
Planet Fitness, Cl A *	700	10
Polaris Industries (A)	10,707	941
Pool	7,270	584
Popeyes Louisiana Kitchen *	3,539	193
Potbelly *	1,400	18
Reading International, Cl A *	3,800	38
Red Robin Gourmet Burgers *	1,967	128
Regal Entertainment Group, Cl A (A)	13,705	270
Regis *	6,527	94
Rent-A-Center, Cl A	9,840	126
Restoration Hardware Holdings *	5,511	209

Description	Shares	Market Value ($ Thousands)

Ruby Tuesday *	9,879	$52
Ruth’s Hospitality Group	4,272	75
Saga Communications, Cl A	593	22
Sally Beauty Holdings *	26,491	837
Scholastic	4,467	156
Scientific Games, Cl A *(A)	5,862	50
Sears Holdings *(A)	2,026	35
SeaWorld Entertainment (A)	10,900	197
Select Comfort *	9,009	161
Sequential Brands Group *(A)	10,040	70
Service International	32,889	774
ServiceMaster Global Holdings *	17,400	660
Shake Shack, Cl A *(A)	900	37
Shoe Carnival	2,076	49
Shutterfly *	6,425	286
Sinclair Broadcast Group, Cl A	10,311	318
Sirius XM Holdings *	369,579	1,375
Six Flags Entertainment	12,158	618
Sizmek *	2,348	8
Skechers U.S.A., Cl A *	20,046	660
Skullcandy *	2,500	9
Smith & Wesson Holding *	9,683	246
Sonic	7,133	209
Sonic Automotive, Cl A	5,064	97
Sotheby’s (A)	10,761	245
Speedway Motorsports	1,635	30
Sportsman’s Warehouse Holdings *	5,400	70
Stage Stores (A)	3,854	32
Standard Motor Products	3,066	92
Starz *	13,539	341
Stein Mart	4,791	36
Steven Madden *	8,701	306
Stoneridge *	3,730	45
Strattec Security	400	21
Strayer Education *	1,817	82
Sturm Ruger	3,542	249
Superior Industries International	2,823	56
Systemax *	1,400	12
Tailored Brands	7,268	112
Taylor Morrison Home, Cl A *	3,800	53
Tempur Sealy International *	9,823	566
Tenneco *	10,063	458
Tesla Motors *(A)	15,879	3,048
Texas Roadhouse, Cl A	11,266	470
Thomson Reuters	54,385	1,990
Thor Industries	7,390	409
Tile Shop Holdings *	3,300	42
Tilly’s, Cl A *	843	6
Time	19,600	276
Toll Brothers *	29,339	805
TopBuild *	6,000	162
Tower International	2,400	52

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

TRI Pointe Homes *	27,473	$283
Tribune Media, Cl A	12,500	449
Tribune Publishing	4,100	34
Tuesday Morning *	6,886	46
Tumi Holdings *	10,498	207
Tupperware Brands	7,724	386
Ulta Salon Cosmetics & Fragrance *	10,673	1,763
Unifi *	2,480	56
Universal Electronics *	2,487	132
Universal Technical Institute	3,013	12
Vail Resorts	5,912	753
Vera Bradley *	2,470	41
Vince Holding *	1,500	10
Vista Outdoor *	10,788	532
Visteon	6,665	466
Vitamin Shoppe *	5,384	149
VOXX International, Cl A *	2,864	11
Wayfair, Cl A *(A)	2,900	113
WCI Communities *	1,400	24
Weight Watchers International *(A)	5,774	68
Wendy’s	30,775	288
West Marine *	537	4
Weyco Group	263	7
William Lyon Homes, Cl A *(A)	3,000	36
Williams-Sonoma	14,837	773
Winmark	95	9
Winnebago Industries (A)	4,035	76
Wolverine World Wide	15,996	303
World Wrestling Entertainment, Cl A (A)	4,234	71
Zagg *	7,200	75
Zoe’s Kitchen *	3,000	105
Zumiez *	3,903	81

		95,623

Consumer Staples — 3.3%
Alico	143	3
Alliance One International *	466	5
Andersons	5,399	145
Avon Products	68,600	261
B&G Foods, Cl A	9,111	315
Blue Buffalo Pet Products *(A)	8,100	148
Boston Beer, Cl A *	1,383	260
Bunge	23,143	1,151
Calavo Growers	2,126	114
Cal-Maine Foods (A)	5,228	279
Casey’s General Stores	6,459	682
Central Garden and Pet, Cl A *	7,929	107
Chefs’ Warehouse *	3,921	74
Coca-Cola Bottling	889	155
Coty, Cl A (A)	14,000	399
Craft Brew Alliance *	1,600	13
Darling International *	29,257	264

Description	Shares	Market Value ($ Thousands)

Dean Foods (A)	16,450	$317
Diamond Foods *	5,119	194
Edgewell Personal Care	10,445	799
Elizabeth Arden *	3,000	19
Energizer Holdings	9,645	376
Fairway Group Holdings, Cl A *	1,200	—
Farmer Brothers *	900	24
Flowers Foods	29,508	505
Fresh Del Monte Produce	5,681	228
Fresh Market *(A)	7,188	166
Freshpet *(A)	3,400	23
Hain Celestial Group *	17,360	642
Herbalife *(A)	12,072	661
HRG Group *	14,978	174
Ingles Markets, Cl A	2,245	76
Ingredion	11,565	1,171
Inter Parfums	1,806	46
Inventure Foods *	900	5
J&J Snack Foods	2,364	262
John B Sanfilippo & Son	1,019	71
Lancaster Colony	3,229	329
Landec *	4,693	47
Limoneira	1,295	18
Medifast	1,564	47
MGP Ingredients	2,300	54
National Beverage *	2,352	89
Natural Grocers by Vitamin Cottage *	1,085	22
Natural Health Trends (A)	2,100	65
Nature’s Sunshine Products	437	4
Nu Skin Enterprises, Cl A (A)	10,405	317
Nutraceutical International *	362	9
Oil-Dri Corp of America	210	8
Omega Protein *	3,866	92
Orchids Paper Products	800	22
Performance Food Group *	3,600	89
Pilgrim’s Pride *(A)	11,607	284
Pinnacle Foods	18,800	812
Post Holdings *	10,469	727
PriceSmart	3,123	241
Revlon, Cl A *	1,120	39
Rite Aid *	159,727	1,270
Sanderson Farms	3,541	323
Seaboard *	36	105
Seneca Foods, Cl A *	462	15
Smart & Final Stores *	3,500	57
Snyder’s-Lance (A)	8,086	264
SpartanNash	7,336	201
Spectrum Brands Holdings	4,039	387
Sprouts Farmers Market *	26,200	746
SUPERVALU *	40,416	207
Tootsie Roll Industries	3,028	101
TreeHouse Foods *	9,209	777

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

United Natural Foods *	7,798	$241
Universal	4,145	226
USANA Health Sciences *	816	92
Vector Group	15,019	349
Village Super Market, Cl A	462	12
WD-40	2,686	290
Weis Markets	1,704	71
WhiteWave Foods, Cl A *	28,252	1,094

		20,277

Energy — 2.8%
Abraxas Petroleum *	16,494	15
Adams Resources & Energy	300	10
Alon USA Energy	3,296	32
Antero Resources *(A)	10,800	247
Approach Resources *	4,198	3
Archrock	9,683	39
Ardmore Shipping	2,100	17
Atwood Oceanics	9,540	66
Basic Energy Services *	3,973	7
Bill Barrett *(A)	6,264	18
Bonanza Creek Energy *	6,388	12
Bristow Group	5,303	81
C&J Energy Services *	5,495	6
California Resources	56,000	31
Callon Petroleum *	14,185	90
CARBO Ceramics (A)	2,350	47
Carrizo Oil & Gas *	9,109	196
Cheniere Energy *	38,165	1,364
Clayton Williams Energy *(A)	916	13
Clean Energy Fuels *(A)	7,588	22
Cloud Peak Energy *	8,089	14
Cobalt International Energy *	61,015	162
Contango Oil & Gas *	2,535	15
Continental Resources *	13,496	313
CVR Energy (A)	1,897	45
Delek US Holdings	9,609	152
Denbury Resources (A)	56,500	72
DHT Holdings	14,000	82
Diamondback Energy	11,875	846
Dorian LPG *(A)	6,000	65
Dril-Quip *	6,087	330
Eclipse Resources *	3,800	4
Energen	15,489	410
Energy XXI Bermuda (A)	11,983	4
EP Energy, Cl A *	3,800	7
Era Group *	2,093	19
Evolution Petroleum	627	3
EXCO Resources *(A)	19,913	21
Exterran *	4,841	66
Fairmount Santrol Holdings *	7,500	15
Forum Energy Technologies *	8,005	94

Description	Shares	Market Value ($ Thousands)

Frank’s International	5,300	$74
Frontline	9,120	81
GasLog (A)	8,650	82
Gastar Exploration *	6,900	5
Geospace Technologies *	1,598	18
Golar LNG (A)	13,902	255
Green Plains Renewable Energy	5,590	76
Gulfmark Offshore, Cl A *	3,380	12
Gulfport Energy *	18,581	446
Halcon Resources *	6,562	4
Helix Energy Solutions Group *	19,569	76
HollyFrontier	29,654	1,003
Hornbeck Offshore Services *(A)	4,612	40
ION Geophysical *	1,391	4
Jones Energy, Cl A *	2,600	4
Key Energy Services *	20,159	5
Kosmos Energy *	24,375	119
Laredo Petroleum *(A)	17,189	88
Matador Resources *	13,100	211
Matrix Service *	2,981	55
McDermott International *(A)	32,970	109
Memorial Resource Development *	12,800	124
Nabors Industries	51,100	366
Natural Gas Services Group *	944	17
Navios Maritime Acquisition (A)	9,600	16
Newpark Resources *	18,020	67
Noble (A)	37,800	315
Nordic American Offshore	2,300	11
Nordic American Tankers (A)	16,977	235
North Atlantic Drilling *	760	1
Northern Oil And Gas *(A)	7,039	23
Oasis Petroleum *(A)	20,697	112
Oceaneering International	16,746	463
Oil States International *	9,399	245
Pacific Ethanol *	2,400	9
Panhandle Oil and Gas, Cl A	1,682	26
Par Petroleum *	3,900	77
Parker Drilling *	16,551	26
Parsley Energy, Cl A *	16,600	305
Patterson-UTI Energy	25,022	389
PBF Energy, Cl A	16,177	489
PDC Energy *	6,493	325
Peabody Energy	3,100	8
PHI *	1,443	26
Pioneer Energy Services *	9,836	13
QEP Resources	27,300	266
Renewable Energy Group *	3,800	28
REX American Resources *	800	40
Rex Energy *(A)	4,990	3
Rice Energy *	10,400	95
RigNet *	1,441	19
Ring Energy *	2,200	9

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Rowan, Cl A	21,700	$289
RPC (A)	8,499	115
RSP Permian *	11,600	277
Sanchez Energy *(A)	6,830	24
Scorpio Tankers	31,743	197
SEACOR Holdings *	2,574	125
Seadrill *(A)	66,300	148
SemGroup, Cl A	7,444	141
Seventy Seven Energy *	4,500	2
Ship Finance International (A)	11,476	150
SM Energy	11,713	106
Solazyme *(A)	7,830	12
Stone Energy *	6,684	10
Superior Energy Services	23,260	239
Synergy Resources *	19,762	124
Targa Resources	26,259	706
Teekay	7,454	60
Teekay Tankers, Cl A	18,023	74
Tesco	5,269	38
TETRA Technologies *	16,405	83
Tidewater (A)	6,246	36
TransAtlantic Petroleum *	2,700	2
Triangle Petroleum *	11,537	4
Ultra Petroleum *	23,292	8
Unit *	8,395	45
US Silica Holdings (A)	8,926	171
W&T Offshore (A)	3,238	6
Weatherford International *	123,400	790
Western Refining	10,999	293
Westmoreland Coal *(A)	2,400	15
Whiting Petroleum *	31,560	127
World Fuel Services	11,241	526
WPX Energy *	41,100	169

		17,082

Financials — 25.0%
1st Source	1,958	60
Acadia Realty Trust ‡	11,039	365
Agree Realty ‡	2,847	105
Alexander & Baldwin	8,877	298
Alexander’s ‡	288	111
Alexandria Real Estate Equities ‡	11,961	947
Alleghany *	2,567	1,191
Allied World Assurance Holdings	16,112	522
Ally Financial *	77,300	1,359
Altisource Asset Management *	200	3
Altisource Portfolio Solutions *	1,700	45
Altisource Residential, Cl B ‡	11,300	106
Ambac Financial Group *	6,300	96
American Assets Trust ‡	6,791	252
American Campus Communities ‡	21,262	931
American Capital Agency ‡	57,321	1,036

Description	Shares	Market Value ($ Thousands)

American Capital Mortgage Investment ‡	7,965	$110
American Equity Investment Life Holding	12,178	166
American Financial Group	11,153	748
American Homes 4 Rent, Cl A ‡	33,100	463
American National Bankshares	306	8
American National Insurance	1,031	105
Ameris Bancorp	5,752	155
AMERISAFE	3,033	156
Ames National	697	16
AmTrust Financial Services	13,318	326
Anchor BanCorp Wisconsin *	600	25
Annaly Capital Management ‡	156,514	1,585
Anworth Mortgage Asset ‡	20,368	96
Apollo Commercial Real Estate Finance ‡	10,637	164
Apollo Residential Mortgage ‡	4,987	64
Apple Hospitality ‡(A)	28,800	547
Arch Capital Group *	19,936	1,354
Ares Commercial Real Estate ‡	4,800	47
Argo Group International Holdings	4,934	275
Arlington Asset Investment, Cl A	3,412	41
Armada Hoffler Properties ‡	7,500	80
ARMOUR Residential ‡	7,924	153
Arrow Financial	1,062	28
Arthur J Gallagher	27,891	1,111
Artisan Partners Asset Management, Cl A	6,300	179
Ashford *	108	4
Ashford Hospitality Prime ‡	4,381	43
Ashford Hospitality Trust ‡	9,471	52
Aspen Insurance Holdings	10,595	473
Associated Banc	23,786	409
Associated Capital Group *	822	22
Assured Guaranty	23,287	578
Astoria Financial	16,365	244
Atlas Financial Holdings *	2,600	47
AV Homes *	407	4
Axis Capital Holdings	16,468	884
Baldwin & Lyons, Cl B	1,481	36
Banc of California	8,100	124
BancFirst	1,025	58
Banco Latinoamericano de Comercio Exterior, Cl E	4,012	86
Bancorp *	3,104	15
Bancorpsouth	16,982	338
Bank Mutual	9,599	72
Bank of Hawaii	7,124	452
Bank of Marin Bancorp	907	45
Bank of the Ozarks	12,070	457
BankFinancial	797	10
BankUnited	17,196	552
Banner	3,851	153
Bar Harbor Bankshares	1,900	63
BBCN Bancorp	14,495	207

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

BBX Capital, Cl A *	521	$6
Beneficial Bancorp *	12,788	164
Berkshire Hills Bancorp	3,750	97
BGC Partners, Cl A	31,636	273
Blue Hills Bancorp	4,700	65
Bluerock Residential Growth, Cl A ‡	5,800	60
BNC Bancorp	5,900	120
BofI Holding *(A)	8,836	164
BOK Financial (A)	4,993	244
Boston Private Financial Holdings	13,415	142
Brandywine Realty Trust ‡	31,239	385
Bridge Bancorp	3,412	97
Brixmor Property Group ‡	28,500	668
Brookline Bancorp	8,874	93
Brown & Brown	19,776	639
Bryn Mawr Bank	1,822	46
BSB Bancorp *	1,200	26
Calamos Asset Management, Cl A	4,282	36
Camden National	539	21
Camden Property Trust ‡	14,338	1,072
Capital Bank Financial, Cl A	2,860	84
Capital City Bank Group	800	12
Capitol Federal Financial	21,387	269
Capstead Mortgage ‡	18,718	182
Cardinal Financial	4,941	95
Care Capital Properties ‡	13,000	345
CareTrust ‡	10,653	121
Cascade Bancorp *	915	5
Cash America International	3,679	124
CatchMark Timber Trust, Cl A ‡	7,800	83
Cathay General Bancorp	13,015	347
CBL & Associates Properties ‡	29,282	338
CBOE Holdings	13,938	871
Cedar Realty Trust ‡	18,338	125
Centerstate Banks	9,585	134
Central Pacific Financial	2,910	58
Charter Financial	2,200	30
Chatham Lodging Trust ‡	4,935	99
Chemical Financial	6,299	213
Chesapeake Lodging Trust ‡	9,967	253
Chimera Investment ‡	32,865	428
CIT Group	28,137	839
Citizens, Cl A *(A)	7,833	55
Citizens & Northern	1,840	37
City Holding	1,985	87
Clifton Bancorp	3,100	46
CNA Financial	3,875	112
CNB Financial	2,048	36
CNO Financial Group	30,425	530
CoBiz Financial	5,671	62
Cohen & Steers	2,936	91
Colony Financial ‡	17,200	282

Description	Shares	Market Value ($ Thousands)

Colony Starwood Homes ‡	7,076	$155
Columbia Banking System	10,209	294
Columbia Property Trust ‡	20,900	424
Commerce Bancshares	14,737	626
Communications Sales & Leasing ‡	20,960	395
Community Bank System	7,202	267
Community Trust Bancorp	3,393	114
ConnectOne Bancorp	6,383	98
Consolidated-Tomoka Land	500	24
CorEnergy Infrastructure Trust ‡	740	10
CoreSite Realty ‡	4,373	282
Corporate Office Properties Trust ‡	16,530	387
Corrections Corp of America ‡	19,602	567
Cousins Properties ‡	33,546	291
Cowen Group, Cl A *(A)	14,521	49
Crawford, Cl B	3,520	17
Credit Acceptance *	1,312	259
CU Bancorp *	3,900	85
CubeSmart ‡	27,222	814
Cullen/Frost Bankers (A)	9,105	436
Customers Bancorp *	4,070	92
CVB Financial	18,579	289
CyrusOne ‡	11,429	453
CYS Investments ‡	29,962	235
DCT Industrial Trust ‡	14,571	527
DDR ‡	48,914	818
Diamond Hill Investment Group	554	94
DiamondRock Hospitality ‡	31,307	279
Digital Realty Trust ‡	24,274	1,919
Dime Community Bancshares	3,683	63
Douglas Emmett ‡	23,585	633
Duke Realty ‡	55,695	1,152
DuPont Fabros Technology ‡	9,821	350
Dynex Capital ‡	6,593	42
Eagle Bancorp *	4,406	202
East West Bancorp	24,066	721
Easterly Government Properties ‡	4,100	70
EastGroup Properties ‡	5,785	314
Eaton Vance	20,025	579
Education Realty Trust ‡	9,757	387
eHealth *	1,874	19
EMC Insurance Group	1,050	25
Empire State Realty Trust, Cl A ‡	19,600	307
Employers Holdings	5,274	146
Encore Capital Group *(A)	5,075	118
Endurance Specialty Holdings	10,651	663
Enova International *	3,366	19
Enstar Group *	1,651	261
Enterprise Bancorp	1,100	25
Enterprise Financial Services	2,449	68
EPR Properties ‡	9,051	563
Equity Commonwealth *‡	21,944	584

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Equity LifeStyle Properties ‡	13,632	$956
Equity One ‡	13,885	381
Erie Indemnity, Cl A	4,187	394
Essent Group *	9,900	191
EverBank Financial	16,824	219
Evercore Partners, Cl A	6,076	284
Everest Re Group	7,344	1,367
Ezcorp, Cl A *	7,457	22
FactSet Research Systems	6,886	1,036
Farmers Capital Bank	1,300	33
FBL Financial Group, Cl A	1,682	97
FCB Financial Holdings, Cl A *	4,300	129
Federal Agricultural Mortgage, Cl C	1,988	65
Federated Investors, Cl B	15,770	413
Federated National Holding	1,300	31
FelCor Lodging Trust ‡	21,263	157
Fidelity & Guaranty Life	2,700	67
Fidelity Southern	1,513	23
Financial Engines (A)	8,464	207
Financial Institutions	1,767	47
First American Financial	18,272	677
First Bancorp	4,397	81
First BanCorp *	18,716	50
First Busey	3,936	75
First Business Financial Services	1,000	21
First Cash Financial Services	4,958	209
First Citizens BancShares, Cl A	1,191	279
First Commonwealth Financial	15,201	131
First Community Bancshares	4,442	80
First Connecticut Bancorp	1,048	17
First Defiance Financial	2,292	90
First Financial	1,612	53
First Financial Bancorp	11,549	194
First Financial Bankshares (A)	11,056	292
First Horizon National	37,400	450
First Industrial Realty Trust ‡	17,853	384
First Interstate Bancsystem, Cl A	2,212	59
First Merchants	5,933	132
First Midwest Bancorp	13,142	219
First NBC Bank Holding *	2,500	59
First Niagara Financial Group	60,147	556
First of Long Island	1,130	31
First Potomac Realty Trust ‡	6,922	59
First Republic Bank	22,843	1,406
FirstMerit	27,797	546
Flagstar Bancorp *	4,600	88
Flushing Financial	4,470	92
FNB (Pennsylvania)	31,101	382
FNF Group	46,358	1,529
FNFV Group *	15,962	162
Forest City Realty Trust, Cl A ‡	35,845	669
Forestar Group *	4,832	47

Description	Shares	Market Value ($ Thousands)

Four Corners Property Trust ‡	6,600	$108
Fox Chase Bancorp	1,553	30
Franklin Street Properties ‡	11,696	111
FRP Holdings *	838	28
Fulton Financial	27,812	351
Gain Capital Holdings	5,300	38
GAMCO Investors, Cl A	822	29
Gaming and Leisure Properties ‡	14,769	387
Genworth Financial, Cl A *	78,300	166
GEO Group ‡	12,790	371
German American Bancorp	1,544	49
Getty Realty ‡	3,089	56
Glacier Bancorp	13,280	316
Gladstone Commercial ‡	3,119	46
Global Indemnity, Cl A *	1,002	28
Government Properties Income Trust ‡(A)	12,966	192
Gramercy Property Trust ‡	70,573	533
Great Southern Bancorp	1,299	49
Great Western Bancorp	6,400	158
Green Dot, Cl A *	8,955	185
Greenhill	3,971	92
Greenlight Capital Re, Cl A *	3,509	75
Guaranty Bancorp	4,005	60
Hancock Holding	12,314	284
Hanmi Financial	4,178	87
Hannon Armstrong Sustainable Infrastructure Capital ‡	7,100	125
Hanover Insurance Group	7,317	607
Hatteras Financial ‡	17,783	245
HCI Group	915	32
Healthcare Realty Trust ‡	15,455	448
Healthcare Trust of America, Cl A ‡	19,750	549
Heartland Financial USA	2,575	76
Heritage Commerce	1,100	10
Heritage Financial	4,271	74
Heritage Insurance Holdings	3,800	74
Heritage Oaks Bancorp	1,400	10
Hersha Hospitality Trust, Cl A ‡	9,019	182
HFF, Cl A	5,695	143
Highwoods Properties ‡	15,568	678
Hilltop Holdings *	12,338	206
Home BancShares	9,896	391
HomeStreet *	4,372	87
HomeTrust Bancshares *	4,102	72
Horace Mann Educators	7,614	235
Horizon Bancorp	900	22
Hospitality Properties Trust ‡	25,441	618
Houlihan Lokey, Cl A	3,400	87
Howard Hughes *	6,417	595
Hudson Pacific Properties ‡	11,870	303
Iberiabank	5,684	271
Independence Realty Trust ‡	9,700	62

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Independent Bank	7,602	$252
Independent Bank Group	1,100	30
Infinity Property & Casualty	1,614	121
InfraREIT ‡	4,600	97
Inland Real Estate ‡	16,782	178
Interactive Brokers Group, Cl A	8,927	305
International Bancshares	9,350	211
International FCStone *	3,268	83
Invesco Mortgage Capital ‡	19,071	216
Investment Technology Group	6,017	110
Investors Bancorp	56,143	636
Investors Real Estate Trust ‡	24,031	148
iStar Financial *‡	16,418	139
James River Group Holdings	2,700	79
Janus Capital Group	25,412	329
JG Wentworth Company, Cl A *	2,500	3
Jones Lang LaSalle	7,459	761
KCG Holdings, Cl A *	6,853	72
Kearny Financial	14,437	173
Kemper	6,736	181
Kennedy-Wilson Holdings	14,329	273
Kilroy Realty ‡	14,243	773
Kite Realty Group Trust ‡	12,955	349
Ladder Capital, Cl A ‡	9,219	95
Ladenburg Thalmann Financial Services *(A)	12,600	29
Lakeland Bancorp	4,693	47
Lakeland Financial	3,305	141
Lamar Advertising, Cl A ‡	13,297	760
LaSalle Hotel Properties ‡	19,242	469
Lazard, Cl A (B)	21,131	743
LegacyTexas Financial Group	8,610	153
LendingClub *	11,600	101
LendingTree *	800	71
Lexington Realty Trust ‡	37,290	289
Liberty Property Trust ‡	24,175	698
LPL Financial Holdings (A)	12,762	258
LTC Properties ‡	5,917	263
Mack-Cali Realty ‡	15,467	308
Maiden Holdings	7,723	92
MainSource Financial Group	2,690	56
Marcus & Millichap *	1,700	38
Markel *	2,313	1,982
MarketAxess Holdings	5,952	705
Marlin Business Services	322	4
MB Financial	12,726	388
MBIA *	22,582	155
Medical Properties Trust ‡	36,662	424
Mercantile Bank	2,257	51
Merchants Bancshares	207	6
Mercury General	4,578	241
Meridian Bancorp	11,227	155

Description	Shares	Market Value ($ Thousands)

Meta Financial Group	700	$29
MFA Financial ‡	64,397	439
MGIC Investment *	56,818	389
Mid-America Apartment Communities ‡	12,253	1,102
MidWestOne Financial Group	769	20
Moelis, Cl A	4,000	99
Monmouth Real Estate Investment, Cl A ‡	13,346	148
Monogram Residential Trust ‡	25,700	233
Morningstar	3,120	248
Mortgage Investment Trust ‡	2,788	34
MSCI, Cl A	16,669	1,176
National Bank Holdings, Cl A	4,600	89
National Bankshares (A)	1,036	34
National General Holdings	8,000	159
National Health Investors ‡	6,564	413
National Interstate	924	21
National Penn Bancshares	25,089	279
National Retail Properties ‡	21,943	965
National Storage Affiliates Trust ‡	5,800	105
National Western Life Group, Cl A	341	73
Nationstar Mortgage Holdings *(A)	6,046	71
Navigators Group *	2,083	169
NBT Bancorp	6,708	173
Nelnet, Cl A	4,531	170
New Residential Investments ‡	37,250	436
New Senior Investment Group ‡	16,600	161
New York ‡	27,200	261
New York Community Bancorp	78,539	1,188
New York Mortgage Trust ‡	16,838	70
NewBridge Bancorp	8,400	92
NewStar Financial *	3,393	23
NexPoint Residential Trust ‡	5,600	66
NMI Holdings, Cl A *	5,900	30
Northfield Bancorp	6,705	105
NorthStar Asset Management Group	32,958	360
NorthStar Realty Europe ‡	10,009	98
NorthStar Realty Finance ‡	30,029	375
Northwest Bancshares	18,499	233
OceanFirst Financial	1,788	30
Ocwen Financial *	20,161	76
OFG Bancorp	5,625	33
Old National Bancorp	18,561	207
Old Republic International	42,144	750
Old Second Bancorp *	9,000	60
OM Asset Management	3,100	35
Omega Healthcare Investors ‡	29,747	954
On Deck Capital *(A)	3,300	22
One Liberty Properties ‡	1,124	24
OneBeacon Insurance Group, Cl A	4,135	53
OneMain Holdings, Cl A *	8,100	183
Oppenheimer Holdings, Cl A	2,164	31
Opus Bank	1,100	35

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Orchid Island Capital, Cl A ‡	6,800	$65
Oritani Financial	7,124	121
Outfront Media ‡	23,409	479
Pacific Continental	2,665	41
Pacific Premier Bancorp *	5,100	105
PacWest Bancorp	18,442	593
Paramount Group ‡	30,500	461
Park National (A)	2,405	205
Park Sterling	3,770	23
Parkway Properties ‡	15,170	203
PartnerRe	7,734	1,085
Peapack Gladstone Financial	2,654	44
Pebblebrook Hotel Trust ‡	11,303	307
Penns Woods Bancorp	652	25
Pennsylvania Real Estate Investment Trust ‡	11,599	222
PennyMac Financial Services, Cl A *	1,100	14
PennyMac Mortgage Investment Trust ‡	14,063	185
Peoples Bancorp	1,710	31
Peoples Financial Services	900	33
PHH *	7,132	65
Physicians Realty Trust ‡	15,800	271
PICO Holdings *	2,621	22
Piedmont Office Realty Trust, Cl A ‡	24,966	459
Pinnacle Financial Partners	6,325	293
Piper Jaffray *	2,277	96
Popular	17,856	473
Post Properties ‡	9,311	519
Potlatch ‡	6,820	180
PRA Group *	8,058	197
Preferred Apartment Communities, Cl A ‡	6,000	73
Preferred Bank	1,937	55
Primerica	7,929	335
PrivateBancorp, Cl A	12,619	434
ProAssurance	8,725	430
Prosperity Bancshares	10,869	440
Provident Financial Services	11,979	223
PS Business Parks ‡	3,428	315
QCR Holdings	3,400	76
QTS Realty Trust, Cl A ‡	5,100	227
Radian Group	32,648	353
RAIT Financial Trust ‡	13,021	34
Ramco-Gershenson Properties ‡	13,237	222
Raymond James Financial	21,281	933
Rayonier ‡	21,353	466
RE, Cl A	1,600	51
Realogy Holdings *	24,502	783
Redwood Trust ‡	16,405	195
Regency Centers ‡	15,367	1,085
Regional Management *	700	11
Reinsurance Group of America, Cl A	11,016	993
RenaissanceRe Holdings	7,406	838

Description	Shares	Market Value ($ Thousands)

Renasant	7,360	$230
Republic Bancorp, Cl A	1,298	33
Resource Capital ‡	3,376	37
Retail Opportunity Investments ‡	16,959	312
Retail Properties of America, Cl A ‡	37,303	548
Rexford Industrial Realty ‡	9,800	165
RLI	7,382	463
RLJ Lodging Trust ‡	20,437	429
RMR Group *	1,170	26
Rouse Properties ‡	6,017	110
Ryman Hospitality Properties ‡	6,960	333
S&T Bancorp	4,732	119
Sabra Health Care ‡	11,662	232
Safeguard Scientifics *	3,396	40
Safety Insurance Group	2,931	162
Sandy Spring Bancorp	4,647	121
Santander Consumer USA Holdings *	13,300	136
Saul Centers ‡	1,444	71
Seacoast Banking Corporation of Florida *(C)	3,898	58
SEI	22,519	860
Select Income ‡	11,421	236
Selective Insurance Group	10,084	339
Senior Housing Properties Trust ‡	40,307	629
ServisFirst Bancshares	3,400	124
Sierra Bancorp	478	9
Signature Bank NY *	8,370	1,084
Silver Bay Realty Trust ‡	4,446	61
Simmons First National, Cl A	5,418	223
SLM *	71,700	419
South State	3,686	230
Southside Bancshares	3,725	87
Southwest Bancorp	1,679	25
Sovran Self Storage ‡	6,393	680
Spirit Realty Capital ‡	74,466	796
St. Joe *	8,800	134
STAG Industrial ‡	12,156	213
StanCorp Financial Group	6,910	794
Starwood Property Trust ‡	38,480	675
State Auto Financial	1,890	41
State Bank Financial	6,384	120
State National	5,800	65
Sterling Bancorp	21,134	305
Stewart Information Services	3,341	113
Stifel Financial *	11,382	330
Stock Yards Bancorp	3,135	117
Stonegate Bank	1,200	34
Stonegate Mortgage *	3,100	15
STORE Capital ‡	7,500	181
Suffolk Bancorp	2,000	48
Summit Hotel Properties ‡	11,929	129
Sun Bancorp *	332	7

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Sun Communities ‡	8,621	$582
Sunstone Hotel Investors ‡	37,238	480
SVB Financial Group *	8,582	763
Synovus Financial	21,892	582
Talmer Bancorp, Cl A	8,400	141
Tanger Factory Outlet Centers ‡	15,949	512
Taubman Centers ‡	10,387	736
TCF Financial	28,739	326
TD Ameritrade Holding	42,973	1,228
Tejon Ranch *	1,647	29
Terreno Realty ‡	6,663	148
Territorial Bancorp	773	20
Texas Capital Bancshares *	7,423	240
TFS Financial	12,343	209
Third Point Reinsurance *	11,800	130
Tiptree Financial	9,700	59
Tompkins Financial	2,405	136
Towne Bank	7,180	125
TriCo Bancshares	4,809	119
TriState Capital Holdings *	2,600	31
Triumph Bancorp *	4,500	62
TrustCo Bank NY	11,926	69
Trustmark	11,339	248
Two Harbors Investment ‡	61,540	477
UDR ‡	41,679	1,431
UMB Financial	6,245	307
UMH Properties ‡	900	8
Umpqua Holdings	37,831	569
Union Bankshares	6,142	140
United Bankshares (A)	11,083	388
United Community Banks	10,174	176
United Community Financial	4,200	25
United Development Funding IV ‡(A)	4,700	15
United Financial Bancorp	6,173	71
United Fire Group	3,071	124
United Insurance Holdings	1,900	37
Universal Health Realty Income Trust ‡	2,016	105
Universal Insurance Holdings (A)	5,200	102
Univest Corp of Pennsylvania	2,123	41
Urban Edge Properties ‡	13,700	333
Urstadt Biddle Properties, Cl A ‡	6,156	122
Validus Holdings	14,326	643
Valley National Bancorp	39,670	357
VEREIT ‡	146,300	1,173
Virtu Financial, Cl A	2,900	65
Virtus Investment Partners	1,308	120
Voya Financial	35,600	1,045
Waddell & Reed Financial, Cl A	13,002	305
Walker & Dunlop *	4,123	95
Walter Investment Management *	4,636	35
Washington Federal	15,236	323
Washington Real Estate Investment Trust ‡	11,113	287

Description	Shares	Market Value ($ Thousands)

Washington Trust Bancorp	2,270	$84
Waterstone Financial	4,000	56
Webster Financial	15,151	509
Weingarten Realty Investors ‡	20,068	707
WesBanco	5,324	151
West Bancorporation	1,985	35
Westamerica Bancorporation (A)	4,755	214
Western Alliance Bancorp *	14,461	430
Western Asset Mortgage Capital ‡(A)	6,644	72
Westwood Holdings Group	928	46
White Mountains Insurance Group	955	732
Whitestone, Cl B ‡	7,077	79
Wilshire Bancorp	10,663	105
Wintrust Financial	7,149	304
WisdomTree Investments (A)	19,675	233
World Acceptance *(A)	976	36
WP Carey ‡	17,000	964
WP Glimcher ‡	32,702	283
WR Berkley	15,724	810
WSFS Financial	5,829	177
Xenia Hotels & Resorts ‡	17,300	265
Yadkin Financial	3,400	74

		151,815

Health Care — 11.4%
AAC Holdings *	1,600	33
Abaxis	3,093	121
ABIOMED *	7,112	569
Acadia Healthcare *	10,187	564
ACADIA Pharmaceuticals *	12,700	219
Accelerate Diagnostics *(A)	2,800	34
Acceleron Pharma *	4,900	124
Accuray *	14,863	75
Aceto	4,717	101
Achillion Pharmaceuticals *	17,898	132
Acorda Therapeutics *	7,142	234
Adamas Pharmaceuticals *	3,000	38
Adeptus Health, Cl A *	800	46
Aduro Biotech *(A)	2,500	36
Advaxis *	4,700	26
Aegerion Pharmaceuticals *	3,706	21
Aerie Pharmaceuticals *	4,500	76
Affimed *(A)	4,400	14
Affymetrix *	11,760	165
Agenus *	16,000	44
Agios Pharmaceuticals *(A)	4,000	153
Aimmune Therapeutics *	500	8
Air Methods *	7,077	257
Akebia Therapeutics *	4,100	30
Akorn *	13,027	346
Albany Molecular Research *	3,800	56
Alder Biopharmaceuticals *	3,900	74

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Alere *	14,221	$758
Align Technology *	13,013	859
Alimera Sciences *	3,300	7
Alkermes *	23,753	767
Alliance HealthCare Services *	800	6
Allscripts Healthcare Solutions *	27,453	344
Almost Family *	1,009	38
Alnylam Pharmaceuticals *	12,389	726
AMAG Pharmaceuticals *	6,003	158
Amedisys *	4,171	153
Amicus Therapeutics *(A)	20,500	126
AMN Healthcare Services *	8,709	248
Amphastar Pharmaceuticals *	4,900	52
Amsurg, Cl A *	8,966	610
Anacor Pharmaceuticals *	6,600	421
Analogic	2,420	181
AngioDynamics *	2,070	23
ANI Pharmaceuticals *	800	26
Anika Therapeutics *	3,070	139
Antares Pharma *	13,708	13
Anthera Pharmaceuticals *(A)	9,700	29
Aralez Pharmaceuticals *	5,328	30
Aratana Therapeutics *	6,400	21
Ardelyx *	4,600	44
Arena Pharmaceuticals *	39,753	59
ARIAD Pharmaceuticals *	25,624	140
Array BioPharma *	20,560	52
Arrowhead Research *	6,000	23
Atara Biotherapeutics *	3,400	56
athenahealth *	6,392	825
AtriCure *	6,020	100
Atrion	230	86
Avalanche Biotechnologies *	1,300	7
Axovant Sciences *	600	8
BioCryst Pharmaceuticals *	13,600	27
BioDelivery Sciences International *(A)	7,400	29
BioMarin Pharmaceutical *	26,446	2,165
Bio-Rad Laboratories, Cl A *	3,453	465
BioScrip *(A)	9,311	20
BioSpecifics Technologies *	1,400	50
Bio-Techne	6,225	534
BioTelemetry *	5,500	66
BioTime *	5,100	12
Bluebird Bio *	5,900	273
Blueprint Medicines *	2,700	47
Brookdale Senior Living, Cl A *	29,009	417
Bruker	18,132	471
Cambrex *	5,360	207
Cantel Medical	6,077	387
Capital Senior Living *	3,612	62
Cara Therapeutics *	4,500	22
Cardiovascular Systems *	6,125	51

Description	Shares	Market Value ($ Thousands)

Castlight Health, Cl B *	2,800	$9
Catalent *	12,900	313
Catalyst Pharmaceuticals *	19,700	21
Celldex Therapeutics *(A)	15,756	107
Cellular Biomedicine Group *(A)	2,500	43
Cempra *(A)	5,000	84
Centene *	19,218	1,095
Cepheid *	12,069	358
Cerus *(A)	15,197	74
Charles River Laboratories International *	8,106	595
Chemed	2,845	366
ChemoCentryx *	2,000	7
Chimerix *	7,900	36
Civitas Solutions *	3,000	55
Clovis Oncology *	4,066	76
Coherus Biosciences *(A)	4,900	70
Community Health Systems *	18,229	276
Computer Programs & Systems (A)	1,702	96
Concert Pharmaceuticals *	3,900	50
ConforMIS *	3,300	30
CONMED	5,108	203
Cooper	7,834	1,120
Corcept Therapeutics *	13,100	50
CorVel *	1,434	60
Cross Country Healthcare *	5,079	63
CryoLife	5,045	54
CTI BioPharma *(A)	17,100	9
Curis *	28,500	39
Cutera *	4,700	56
Cynosure, Cl A *	4,339	176
Cytokinetics *	8,500	54
CytRx *	6,500	17
Depomed *	9,255	141
Dermira *	3,500	81
DexCom *	12,724	828
Dicerna Pharmaceuticals *	2,500	12
Diplomat Pharmacy *(A)	5,600	200
Durect *(A)	31,600	36
Dynavax Technologies *(A)	5,889	95
Eagle Pharmaceuticals *(A)	1,300	82
Emergent Biosolutions *	4,984	169
Enanta Pharmaceuticals *	3,300	94
Endocyte *	4,870	15
Endologix *	9,095	78
Ensign Group	7,436	153
Envision Healthcare Holdings *	30,100	662
Epizyme *	4,500	40
Esperion Therapeutics *(A)	2,500	37
Evolent Health, Cl A *	2,200	22
Exact Sciences *(A)	14,554	73
Exactech *	1,239	23
ExamWorks Group *	5,945	173

12	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Exelixis *(A)	41,500	$151
FibroGen *	7,400	128
Five Prime Therapeutics *	4,400	143
Five Star Quality Care *	8,527	20
Flexion Therapeutics *	3,700	35
Fluidigm *(A)	4,553	30
Foamix Pharmaceuticals *	6,800	39
Foundation Medicine *(A)	2,952	44
Galena Biopharma *	8,900	7
Genesis Healthcare, Cl A *	2,900	5
GenMark Diagnostics *	5,900	29
Genocea Biosciences *	5,400	21
Genomic Health *	2,897	74
Geron *(A)	23,970	58
Global Blood Therapeutics *(A)	701	10
Globus Medical, Cl A *	12,200	296
Greatbatch *	4,630	175
Haemonetics *	8,447	271
Halozyme Therapeutics *	14,758	120
Halyard Health *	7,200	184
Hanger *	2,109	5
Health Net *	12,470	776
HealthEquity *	5,600	117
HealthSouth	15,241	537
HealthStream *	3,264	67
Healthways *	3,221	34
HeartWare International *	2,579	82
Heron Therapeutics *(A)	5,000	79
Heska *	1,900	62
Hill-Rom Holdings	8,801	408
HMS Holdings *	13,031	172
Hologic *	39,555	1,370
ICU Medical *	2,627	241
Idera Pharmaceuticals *	7,600	14
Idexx Laboratories *	15,202	1,112
Ignyta *	5,200	33
Immune Design *	3,200	32
ImmunoGen *	15,452	113
Immunomedics *(A)	7,257	16
Impax Laboratories *	12,288	402
IMS Health Holdings *	22,400	578
INC Research Holdings, Cl A *	2,200	87
Incyte *	25,671	1,887
Infinity Pharmaceuticals *	6,394	37
Innoviva (A)	12,809	150
Inogen *	2,400	82
Inovalon Holdings, Cl A *(A)	4,900	84
Inovio Pharmaceuticals *(A)	16,000	101
Insmed *	11,100	136
Insulet *	10,121	310
Insys Therapeutics *(A)	3,800	66
Integra LifeSciences Holdings *	4,652	285

Description	Shares	Market Value ($ Thousands)

Intercept Pharmaceuticals *	2,476	$276
Intersect ENT *	2,200	40
Intra-Cellular Therapies, Cl A *	4,800	135
Intrexon *(A)	8,000	248
Invacare	6,889	83
InVivo Therapeutics Holdings *	4,100	19
Ionis Pharmaceuticals *	19,994	691
Ironwood Pharmaceuticals, Cl A *	22,154	214
Jazz Pharmaceuticals *	9,834	1,196
Juno Therapeutics *(A)	2,100	74
K2M Group Holdings *	2,800	33
Karyopharm Therapeutics *	5,000	30
Keryx Biopharmaceuticals *(A)	17,594	71
Kindred Healthcare	14,973	157
Kite Pharma *(A)	5,800	259
La Jolla Pharmaceutical *(A)	3,000	46
Landauer	1,073	31
Lannett *(A)	3,900	98
LDR Holding *	3,600	75
Lexicon Pharmaceuticals *(A)	9,305	87
LHC Group *	2,284	81
LifePoint Hospitals *	7,596	474
Ligand Pharmaceuticals, Cl B *	2,928	270
Lion Biotechnologies *(A)	7,000	39
LivaNova *	6,946	392
Loxo Oncology *	2,300	43
Luminex *	8,555	160
MacroGenics *	5,400	86
Magellan Health Services *	4,540	286
MannKind *(A)	34,843	36
Masimo *	7,693	291
Medicines *	11,257	362
Medidata Solutions *	9,594	331
Medivation *	26,208	937
MEDNAX *	15,156	1,016
Meridian Bioscience	6,141	124
Merit Medical Systems *	7,375	139
Merrimack Pharmaceuticals *(A)	14,600	85
Mettler Toledo International *	4,582	1,443
MiMedx Group *(A)	16,900	139
Mirati Therapeutics *	2,400	51
Molina Healthcare *	6,636	412
Momenta Pharmaceuticals *	11,154	94
Myriad Genetics *(A)	10,726	375
NanoString Technologies *(A)	3,500	42
National Healthcare	1,494	96
National Research, Cl A	312	5
Natus Medical *	5,958	216
Navidea Biopharmaceuticals *(A)	38,805	38
Nektar Therapeutics *	23,495	262
Neogen *	6,380	314
NeoGenomics *	4,400	28

13	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Neurocrine Biosciences *	14,400	$530
Nevro *(A)	2,300	133
NewLink Genetics *(A)	3,916	82
Northwest Biotherapeutics *	4,100	8
Novavax *(A)	43,853	191
NuVasive *	8,378	350
NxStage Medical *	8,747	130
Ocular Therapeutix *	1,700	13
Omeros *(A)	5,200	53
Omnicell *	6,412	176
Oncocyte *	255	1
OncoMed Pharmaceuticals *	1,500	14
Oncothyreon *	8,400	8
Ophthotech *	3,700	167
OPKO Health *(A)	52,684	490
OraSure Technologies *	5,539	37
Orexigen Therapeutics *	15,061	11
Organovo Holdings *(A)	7,300	16
Orthofix International *	2,440	94
Osiris Therapeutics (A)	4,100	29
Otonomy *	1,500	19
OvaScience *(A)	2,500	14
Owens & Minor	11,039	435
Oxford Immunotec Global *	1,500	14
Pacific Biosciences of California *(A)	8,700	72
Pacira Pharmaceuticals *	6,345	330
Paratek Pharmaceuticals *	3,300	50
PAREXEL International *	9,246	543
PDL BioPharma (A)	31,600	95
Penumbra *(A)	1,300	61
Peregrine Pharmaceuticals *	15,000	6
Pernix Therapeutics Holdings *	3,900	9
Pfenex *	4,300	31
PharMerica *	4,250	98
Phibro Animal Health, Cl A	3,700	102
Portola Pharmaceuticals, Cl A *	8,000	225
PRA Health Sciences *	3,200	138
Premier, Cl A *	6,900	224
Press Ganey Holdings *	2,700	71
Prestige Brands Holdings *	8,879	434
Progenics Pharmaceuticals *	11,596	51
Prothena *	6,200	197
Providence Service *	1,758	84
PTC Therapeutics *(A)	5,200	42
Puma Biotechnology *(A)	4,200	188
QIAGEN *	38,648	816
Quality Systems	7,215	112
Quidel *	3,412	53
Quintiles Transnational Holdings *	13,200	828
Radius Health *	5,800	170
RadNet *	3,900	22
Raptor Pharmaceutical *	13,007	45

Description	Shares	Market Value ($ Thousands)

Regulus Therapeutics *	3,400	$22
Relypsa *(A)	6,200	82
Repligen *	5,222	134
ResMed	22,799	1,298
Retrophin *	5,400	77
Revance Therapeutics *	2,600	46
Rigel Pharmaceuticals *	17,759	40
Rockwell Medical *(A)	10,000	96
RTI Surgical *	6,918	24
Sage Therapeutics *	2,100	62
Sagent Pharmaceuticals *	3,875	55
Sangamo BioSciences *	11,070	58
Sarepta Therapeutics *	7,600	104
Sciclone Pharmaceuticals *	6,501	65
SeaSpine Holdings *	1,550	20
Seattle Genetics *	17,200	519
Select Medical Holdings	18,465	181
Sequenom *(A)	22,017	32
Seres Therapeutics *(A)	2,400	55
Sirona Dental Systems *	9,022	998
Sorrento Therapeutics *(A)	4,400	27
Spark Therapeutics *	1,600	51
Spectranetics *	6,524	93
Spectrum Pharmaceuticals *	7,079	32
STAAR Surgical *	5,378	34
Stemline Therapeutics *	900	4
STERIS	13,798	888
Sucampo Pharmaceuticals, Cl A *	5,500	72
Supernus Pharmaceuticals *	5,000	63
Surgery Partners *	3,500	46
Surgical Care Affiliates *	3,300	134
SurModics *	2,444	46
Synergy Pharmaceuticals *(A)	19,215	60
Synta Pharmaceuticals *	9,354	2
Tandem Diabetes Care *	1,500	13
Team Health Holdings *	11,908	531
Teladoc *	1,600	22
Teleflex	6,902	986
Teligent *(A)	6,200	36
TESARO *	3,700	150
Tetraphase Pharmaceuticals *	5,400	22
TG Therapeutics *(A)	7,600	63
TherapeuticsMD *(A)	21,900	134
Theravance Biopharma (A)	6,345	100
Threshold Pharmaceuticals *	9,295	2
TransEnterix *	13,500	43
Trevena *	3,600	30
Triple-S Management, Cl B *	2,866	75
Ultragenyx Pharmaceutical *	6,700	409
Unilife *	18,171	15
United Therapeutics *	7,664	935
Universal American	7,316	49

14	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

US Physical Therapy	1,926	$98
Utah Medical Products	200	12
Vanda Pharmaceuticals *	9,100	71
Vascular Solutions *	2,718	82
VCA Antech *	13,783	703
Veeva Systems, Cl A *	11,000	267
Verastem *	6,700	8
Versartis *(A)	5,400	36
Vital Therapies *	4,300	36
VIVUS *	8,977	9
Vocera Communications *	6,142	85
VWR *	3,700	90
WellCare Health Plans *	7,366	662
West Pharmaceutical Services	11,830	734
Wright Medical Group *	15,378	263
Xencor *	3,000	33
XenoPort *	9,916	44
XOMA *	9,730	7
Zafgen *(A)	3,500	22
Zeltiq Aesthetics *	4,400	101
ZIOPHARM Oncology *(A)	18,646	147
Zogenix *	5,700	60

		69,374

Industrials — 13.1%
AAON	6,950	172
AAR	5,729	122
ABM Industries	9,355	294
Acacia Research	8,749	28
ACCO Brands *	15,629	114
Accuride *	10,900	14
Actuant, Cl A	8,542	200
Acuity Brands	7,146	1,497
Advanced Drainage Systems (A)	5,200	101
Advisory Board *	6,384	188
AECOM Technology *	24,248	666
Aegion, Cl A *	4,503	82
Aerojet Rocketdyne Holdings *	8,779	136
Aerovironment *	3,825	95
AGCO	12,923	640
Air Lease, Cl A	17,131	515
Air Transport Services Group *	6,336	73
Aircastle	11,657	234
Alamo Group	2,135	111
Alaska Air Group	21,422	1,583
Albany International, Cl A	4,098	150
Allegiant Travel, Cl A	2,050	336
Allison Transmission Holdings, Cl A	28,976	686
Altra Industrial Motion	3,389	82
AMERCO	1,300	446
Ameresco, Cl A *	779	4
American Railcar Industries (A)	1,277	53

Description	Shares	Market Value ($ Thousands)

American Science & Engineering	955	$23
American Woodmark *	2,484	170
AO Smith	12,358	870
Apogee Enterprises	5,411	216
Applied Industrial Technologies	7,261	280
ARC Document Solutions *	4,300	15
ArcBest	3,290	64
Argan	1,879	61
Armstrong World Industries *	6,077	246
Astec Industries	3,163	137
Astronics *	3,274	104
Astronics, Cl B *	1,013	31
Atlas Air Worldwide Holdings *	4,769	173
Avis Budget Group *	16,360	419
AZZ	4,696	237
B/E Aerospace	17,130	747
Babcock & Wilcox Enterprises *	8,262	161
Barnes Group	8,152	280
Barrett Business Services	834	29
Beacon Roofing Supply *	8,370	302
Blount International *	6,185	60
BMC Stock Holdings *	7,400	113
Brady, Cl A	7,827	205
Briggs & Stratton	6,749	144
Brink’s	7,606	222
Builders FirstSource *	7,970	63
BWX Technologies	18,024	575
CAI International *	1,272	10
Carlisle	10,477	945
Casella Waste Systems, Cl A *	11,391	68
CBIZ *	11,445	121
CDI	2,269	11
CEB	5,461	296
Ceco Environmental	2,047	13
Celadon Group	3,375	30
Chart Industries *	3,972	80
Chicago Bridge & Iron	16,592	556
CIRCOR International	2,315	93
Civeo *	11,798	10
CLARCOR	8,023	386
Clean Harbors *	9,076	387
Colfax *	16,289	412
Columbus McKinnon	2,465	34
Comfort Systems USA	6,991	196
Commercial Vehicle Group *	5,592	14
Continental Building Products *	6,600	111
Copa Holdings, Cl A (A)	5,828	356
Copart *	19,550	738
Covanta Holding	17,558	245
Covenant Transportation Group, Cl A *	3,300	73
CRA International *	2,105	41
Crane	8,229	404

15	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Cubic	2,989	$105
Curtiss-Wright	7,378	521
Deluxe	8,354	480
DigitalGlobe *	11,232	169
Donaldson	23,046	651
Douglas Dynamics	4,222	83
Ducommun *	1,000	14
DXP Enterprises *	1,662	23
Dycom Industries *	5,907	337
Echo Global Logistics *	4,586	117
EMCOR Group	9,787	449
Encore Wire	3,103	112
EnerNOC *(A)	4,160	26
EnerSys	6,783	348
Engility Holdings *	2,010	29
Ennis	3,488	69
Enphase Energy *	2,300	5
EnPro Industries	3,568	185
ESCO Technologies	3,777	135
Essendant	7,137	210
Esterline Technologies *	5,090	285
ExOne *	1,900	17
Exponent	4,786	223
Federal Signal	9,547	113
Fortune Brands Home & Security	26,273	1,319
Forward Air	4,918	200
Franklin Covey *	404	7
Franklin Electric	8,781	262
FreightCar America	1,733	26
FTI Consulting *	6,968	229
FuelCell Energy *	2,863	16
G&K Services, Cl A	3,439	228
GATX	6,752	290
Generac Holdings *	12,145	422
General Cable	6,137	53
Genesee & Wyoming, Cl A *	9,774	554
Gibraltar Industries *	6,160	152
Global Brass & Copper Holdings	2,700	59
Golden Ocean Group *	5,743	3
Gorman-Rupp	4,077	103
GP Strategies *	2,500	62
Graco	9,435	739
Graham	796	15
Granite Construction	6,811	282
Great Lakes Dredge & Dock *	9,180	31
Greenbrier (A)	5,123	130
Griffon	4,237	63
H&E Equipment Services	3,725	49
Harsco	11,028	42
Hawaiian Holdings *	7,780	335
HD Supply Holdings *	28,600	795
Healthcare Services Group	11,439	406

Description	Shares	Market Value ($ Thousands)

Heartland Express (A)	9,772	$180
Heico	2,981	171
HEICO, Cl A	6,200	271
Heidrick & Struggles International	2,952	69
Heritage-Crystal Clean *	1,200	9
Herman Miller	9,943	259
Hertz Global Holdings *	65,514	557
Hexcel	16,198	669
Hillenbrand	10,385	292
HNI	7,249	245
Hub Group, Cl A *	5,762	213
Hubbell, Cl B	9,689	963
Huntington Ingalls Industries	7,859	1,030
Hurco	1,235	32
Huron Consulting Group *	4,011	223
Hyster-Yale Materials Handling	2,002	118
ICF International *	2,468	83
IDEX	12,941	973
IHS, Cl A *	11,099	1,154
InnerWorkings *	3,487	24
Insperity	3,012	143
Insteel Industries	2,941	77
Interface, Cl A	10,545	168
ITT	15,063	531
JetBlue Airways *	50,581	1,113
John Bean Technologies	4,431	233
Joy Global (A)	15,100	195
Kadant	1,725	66
Kaman	3,973	175
KAR Auction Services	22,929	812
KBR	22,245	308
Kelly Services, Cl A	6,795	117
Kennametal	13,814	278
KEYW Holding *	4,068	25
Kforce	4,537	72
Kirby *	8,926	505
KLX *	8,665	243
Knight Transportation	10,937	265
Knoll	8,163	156
Korn/Ferry International	9,058	257
Kratos Defense & Security Solutions *	5,216	17
Landstar System	6,844	405
LB Foster, Cl A	1,171	16
Lennox International	6,729	869
Lincoln Electric Holdings	12,733	695
Lindsay Manufacturing (A)	1,627	118
LSI Industries	2,000	22
Lydall *	3,632	105
Macquarie Infrastructure	11,200	684
Manitowoc	23,950	380
Manpowergroup	12,256	949
Marten Transport	3,095	51

16	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Masonite International *	5,300	$305
MasTec *	12,762	217
Matson	7,152	287
Matthews International, Cl A	5,013	237
McGrath RentCorp	3,748	92
Meritor *	18,495	137
Middleby *	9,325	863
Milacron Holdings *	500	7
Miller Industries	2,311	45
Mistras Group *	2,697	58
Mobile Mini	8,283	238
Moog, Cl A *	6,024	260
MRC Global *	17,212	206
MSA Safety	4,744	207
MSC Industrial Direct, Cl A	8,103	564
Mueller Industries	8,708	228
Mueller Water Products, Cl A	27,012	233
Multi-Color	1,957	95
MYR Group *	4,179	94
NACCO Industries, Cl A	305	15
National Presto Industries (A)	591	48
Navigant Consulting *	7,641	116
Navios Maritime Holdings	9,200	8
Navistar International *(A)	10,291	87
NCI Building Systems *	3,548	39
NN	5,587	71
Nordson	9,012	646
Nortek *	1,242	51
Northwest Pipe *	1,186	12
NOW *(A)	19,100	309
Old Dominion Freight Line *	11,790	761
On Assignment *	8,069	266
Orbital ATK	9,892	829
Orion Marine Group *	1,874	7
Oshkosh Truck	13,117	453
Owens Corning	19,060	818
PAM Transportation Services *	900	26
Park-Ohio Holdings	1,118	33
Patrick Industries *	1,950	86
Paylocity Holding *	1,700	50
Pendrell *	8,751	5
PGT *	10,000	99
Plug Power *(A)	19,400	40
Ply Gem Holdings *	1,300	13
Powell Industries	1,364	36
Power Solutions International *	800	8
PowerSecure International *	3,700	69
Preformed Line Products	90	3
Primoris Services	5,347	114
Proto Labs *	4,199	273
Quad, Cl A	3,562	45
Quanex Building Products	5,765	99

Description	Shares	Market Value ($ Thousands)

Raven Industries	6,155	$94
RBC Bearings *	4,295	274
Regal-Beloit	7,525	411
Republic Airways Holdings *	7,596	5
Resources Connection	7,181	100
Rexnord *	15,726	285
Roadrunner Transportation Systems *	3,272	38
Rollins	16,062	442
RPX *	6,510	64
RR Donnelley & Sons	35,760	543
Rush Enterprises, Cl A *	5,399	94
Safe Bulkers	4,500	3
Saia *	3,392	89
Scorpio Bulkers *(A)	5,716	18
Simpson Manufacturing	6,543	222
SkyWest	9,922	179
SolarCity *(A)	9,131	168
SP Plus *	2,498	62
Sparton *	1,100	16
Spirit AeroSystems Holdings, Cl A *	22,975	1,057
Spirit Airlines *	12,247	585
SPX	7,194	85
SPX FLOW *	7,194	135
Standex International	2,429	171
Steelcase, Cl A	14,057	176
Sun Hydraulics	2,877	86
Swift Transporation, Cl A *	13,809	235
TAL International Group	5,884	75
Taser International *(A)	9,069	176
Team *	4,257	109
Teledyne Technologies *	5,937	506
Tennant	2,738	127
Terex	16,270	364
Tetra Tech	10,742	296
Textainer Group Holdings	2,253	27
Thermon Group Holdings *	6,882	117
Timken	13,209	394
Titan International	5,472	28
Titan Machinery *	3,312	32
Toro	9,400	749
TransDigm Group *	8,805	1,881
TransUnion *	6,400	169
Trex *	4,940	213
TriMas *	6,176	102
TriNet Group *	6,400	84
Trinity Industries	26,542	420
Triumph Group	7,796	237
TrueBlue *	5,928	136
Tutor Perini *	4,551	61
Twin Disc	1,870	16
UniFirst	2,440	257
Univar *	8,300	131

17	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Universal Forest Products	3,655	$280
Universal Truckload Services	700	11
US Ecology	3,040	112
USA Truck *	1,700	27
USG *	15,082	321
Valmont Industries	3,914	442
Vectrus *	1,379	27
Veritiv *	1,000	32
Viad	4,271	121
Vicor *	2,500	21
Virgin America *(A)	5,000	156
VSE	500	31
Wabash National *	11,741	138
WABCO Holdings *	9,110	859
Wabtec	15,506	1,095
WageWorks *	6,371	307
Waste Connections	20,103	1,240
Watsco	4,059	518
Watts Water Technologies, Cl A	5,056	261
Werner Enterprises	8,390	223
Wesco Aircraft Holdings *	12,046	154
WESCO International *	7,766	342
West	8,100	180
Woodward Governor	11,042	518
Xerium Technologies *	2,400	18
XPO Logistics *(A)	11,090	275
YRC Worldwide *	4,500	36

		79,359

Information Technology — 16.4%
3D Systems *(A)	19,547	209
A10 Networks *	9,800	60
ACI Worldwide *	20,512	383
Actua *	5,188	42
Acxiom *	13,974	290
ADTRAN	6,797	127
Advanced Energy Industries *	7,719	230
Advanced Micro Devices *	103,900	222
Agilysys *	900	9
Alliance Fiber Optic Products *	600	8
Alpha & Omega Semiconductor *	1,100	13
Ambarella *(A)	5,200	241
Amber Road *	1,900	9
Amdocs	24,868	1,412
American Software, Cl A	2,872	27
Amkor Technology *	20,913	106
Angie’s List *	10,248	95
Anixter International *	4,441	190
Ansys *	14,517	1,205
Applied Micro Circuits *	8,998	52
Applied Optoelectronics *(A)	1,700	31
Arista Networks *	5,200	356

Description	Shares	Market Value ($ Thousands)

ARRIS International *	29,670	$709
Arrow Electronics *	15,425	882
Aspen Technology *	13,167	434
Atmel	71,482	578
AVG Technologies *	7,600	145
Avid Technology *	5,000	38
Avnet	22,599	930
AVX	7,078	83
Axcelis Technologies *	7,300	18
Badger Meter	2,862	188
Bankrate *	13,049	100
Barracuda Networks *	900	12
Bazaarvoice *	8,300	26
Bel Fuse, Cl B	888	13
Belden	6,823	374
Benchmark Electronics *	9,930	215
Benefitfocus *(A)	700	22
Black Box	2,509	33
Black Knight Financial Services, Cl A *	3,200	94
Blackbaud	8,055	455
Blackhawk Network Holdings, Cl A *	8,400	284
Blucora *	6,429	40
Booz Allen Hamilton Holding, Cl A	17,165	474
Bottomline Technologies de *	7,571	214
Box, Cl A *(A)	3,600	41
Brightcove *	2,600	16
Broadridge Financial Solutions	19,497	1,094
BroadSoft *	5,594	206
Brocade Communications Systems	69,847	694
Brooks Automation	8,403	82
Cabot Microelectronics	3,624	139
CACI International, Cl A *	4,232	409
Cadence Design Systems *	47,747	1,029
CalAmp *	4,756	87
Calix *	4,945	34
Callidus Software *	8,056	111
Carbonite *	1,400	11
Cardtronics *	7,485	252
Cascade Microtech *	3,600	74
Cass Information Systems	1,490	74
Cavium *	9,131	543
CDK Global	25,900	1,163
CDW	22,000	871
CEVA *	3,838	75
ChannelAdvisor *	2,400	26
Checkpoint Systems	6,545	49
Ciber *	13,787	28
Ciena *	20,986	430
Cimpress *(A)	5,099	450
Cirrus Logic *	10,195	359
Clearfield *	1,400	20
Cognex	14,658	543

18	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Coherent *	4,153	$351
Cohu	2,077	24
CommScope Holding *	16,300	411
CommVault Systems *	6,984	262
Computer Sciences	21,900	631
comScore *	7,633	314
Comtech Telecommunications	1,932	40
Control4 *	1,400	12
Convergys	15,287	394
CoreLogic *	13,983	484
Cornerstone OnDemand *	9,599	276
CoStar Group *	5,263	932
Cray *	7,570	321
Cree *	17,523	556
CSG Systems International	5,617	213
CTS	4,045	59
Cvent *	4,700	92
Cypress Semiconductor	51,835	414
Daktronics	4,580	32
Datalink *	3,697	26
Demandware *	5,745	199
DHI Group *	6,690	52
Diebold	10,533	261
Digi International *	3,601	31
Digimarc *(A)	2,076	63
Diodes *	5,742	110
Dolby Laboratories, Cl A	8,704	344
DSP Group *	862	7
DST Systems	5,850	612
DTS *	3,044	72
EarthLink Holdings	20,333	115
Ebix (A)	3,825	142
EchoStar, Cl A *	7,003	313
Electro Rent	1,059	10
Electronics For Imaging *	7,728	306
Ellie Mae *	4,463	375
Endurance International Group Holdings *(A)	9,100	102
Entegris *	25,308	313
Envestnet *	6,152	126
EPAM Systems *	7,600	520
Epiq Systems	3,690	51
ePlus *	644	48
Euronet Worldwide *	8,088	530
Everi Holdings *	7,316	22
EVERTEC	10,200	121
Everyday Health *	6,300	30
Exar *	4,992	27
ExlService Holdings *	5,323	251
Extreme Networks *	10,187	29
Fabrinet *	5,515	157
Fair Isaac	4,791	477

Description	Shares	Market Value ($ Thousands)

Fairchild Semiconductor International, Cl A *	19,009	$381
FARO Technologies *	2,208	71
FEI	6,452	524
Finisar *	15,454	225
FireEye *(A)	21,300	361
First Data, Cl A *	30,500	381
Fitbit, Cl A *(A)	7,500	92
Five9 *	7,300	59
FleetCor Technologies *	15,173	1,937
FleetMatics Group *	5,778	209
FormFactor *	6,967	53
Forrester Research	1,564	49
Fortinet *	23,199	659
Gartner *	13,437	1,107
Genpact *	26,450	699
Gigamon *	5,400	148
Global Payments	21,456	1,308
Globant *(A)	2,400	74
Glu Mobile *	16,800	62
GoDaddy, Cl A *	3,600	113
Gogo *(A)	9,200	100
GrubHub *(A)	11,600	273
GSI Group *	5,462	70
GTT Communications *	5,300	78
Guidance Software *	594	3
Guidewire Software *	11,569	570
Hackett Group	3,300	46
Harmonic *	14,394	48
Heartland Payment Systems	6,211	581
HubSpot *	2,900	121
IAC	11,921	530
II-VI *	8,943	196
Immersion *	3,567	32
Imperva *	4,583	201
Infinera *	22,884	359
Infoblox *	10,603	164
Ingram Micro, Cl A	26,446	947
Inphi *	7,262	184
Insight Enterprises *	7,198	188
Integrated Device Technology *	23,345	453
Interactive Intelligence Group *	2,268	68
InterDigital	6,130	305
Internap Network Services *	8,784	22
Intersil, Cl A	19,572	250
Intralinks Holdings *	6,626	52
InvenSense, Cl A *(A)	12,577	98
IPG Photonics *	5,820	480
Itron *	7,111	283
Ixia *	12,258	140
IXYS	1,980	22
j2 Global	8,157	596

19	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Jabil Circuit	31,300	$653
Jack Henry & Associates	13,319	1,095
Jive Software *	7,834	25
Keysight Technologies *	27,300	712
Kimball Electronics *	3,093	35
Knowles *(A)	15,800	180
Kopin *	8,823	17
KVH Industries *	1,997	18
Lattice Semiconductor *	16,962	107
Leidos Holdings	10,350	447
Lexmark International, Cl A	9,980	310
Limelight Networks *	15,000	23
LinkedIn, Cl A *	17,806	2,087
Lionbridge Technologies *	7,618	34
Liquidity Services *	2,222	10
Littelfuse	3,703	421
LivePerson *	8,091	42
LogMeIn *	4,313	220
Lumentum Holdings *	8,140	196
Luxoft Holding, Cl A *	2,800	142
MA-COM Tech *	3,600	136
Manhattan Associates *	12,380	684
ManTech International, Cl A	4,922	143
Marchex, Cl B	2,900	12
Marin Software *	1,400	4
Marketo *	5,400	91
Marvell Technology Group	75,202	718
Match Group *(A)	7,200	78
Mattson Technology *	20,400	74
Maxim Integrated Products	46,904	1,588
MAXIMUS	10,216	502
MaxLinear, Cl A *	10,244	165
Mentor Graphics	15,740	301
Mercury Systems *	6,123	100
Mesa Laboratories	300	27
Methode Electronics	6,984	200
Microsemi *	18,262	632
MicroStrategy, Cl A *	1,653	266
MKS Instruments	8,323	274
Model N *	900	9
ModusLink Global Solutions *	6,400	12
MoneyGram International *	2,905	16
Monolithic Power Systems	6,851	405
Monotype Imaging Holdings	6,860	163
Monster Worldwide *	12,508	37
MTS Systems	1,989	109
Multi-Fineline Electronix *	1,200	27
Nanometrics *	3,644	51
National Instruments	17,467	504
NCR *	25,283	591
NeoPhotonics *	7,500	82
NETGEAR *	4,892	193

Description	Shares	Market Value ($ Thousands)

NetScout Systems *	15,358	$317
NetSuite *	6,203	375
NeuStar, Cl A *(A)	10,232	254
New Relic *	100	3
Newport *	5,995	137
NIC	10,822	190
Nimble Storage *	7,800	56
Nuance Communications *	41,081	802
NVE	694	35
Oclaro *(A)	11,100	55
ON Semiconductor *	69,300	581
OPOWER *(A)	7,200	60
OSI Systems *	2,768	167
Palo Alto Networks *	11,933	1,728
Pandora Media *	34,871	356
Park Electrochemical	1,982	28
Paycom Software *	4,900	156
PC Connection	831	21
PDF Solutions *	4,653	53
Pegasystems	5,136	125
Perficient *	6,700	121
Photronics *	13,129	134
Plantronics	6,269	235
Plexus *	5,828	212
Polycom *	23,847	248
Power Integrations	5,289	242
Progress Software *	9,058	228
Proofpoint *	6,700	314
PROS Holdings *	3,399	37
PTC *	18,490	572
Pure Storage, Cl A *(A)	5,800	83
Q2 Holdings *	2,400	49
QAD, Cl A	2,900	57
Qlik Technologies *	15,525	361
QLogic *	13,122	169
Qualys *	3,800	95
Quantum *(A)	41,478	21
QuinStreet *	1,186	4
Quotient Technology *(A)	9,400	82
Rackspace Hosting *	20,277	437
Rambus *	21,110	275
RealD *	7,764	84
RealNetworks *	844	3
RealPage *	8,546	171
Reis	500	11
RetailMeNot *	8,100	65
RingCentral, Cl A *	8,300	154
Rocket Fuel *	2,100	7
Rofin-Sinar Technologies *	3,515	79
Rogers *	2,493	133
Rovi *	13,934	317
Rubicon Project *	4,000	66

20	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Ruckus Wireless *	15,217	$147
Rudolph Technologies *	5,507	71
Sabre	17,600	478
Sanmina *	12,666	261
Sapiens International	5,300	63
ScanSource *	4,096	153
Science Applications International	7,842	350
SciQuest *	2,538	31
Seachange International *	3,843	22
Semtech *	12,175	233
ServiceNow *	24,669	1,357
ServiceSource International *	9,746	40
ShoreTel *	13,670	101
Shutterstock *	2,697	94
Sigma Designs *	5,500	38
Silicon Graphics International *	3,190	19
Silicon Laboratories *	7,082	292
Silver Spring Networks *	4,100	51
Solera Holdings	11,127	620
Sonus Networks *	5,720	45
Splunk *	20,284	884
SPS Commerce *	3,029	135
Square, Cl A *	6,600	69
SS&C Technologies Holdings	13,309	776
Stamps.com *	2,355	279
Stratasys *(A)	7,069	133
SunEdison *(A)	42,109	83
SunPower, Cl A *(A)	7,836	185
Super Micro Computer *	6,951	226
Sykes Enterprises *	6,211	189
Synaptics *	5,887	478
Synchronoss Technologies *	6,297	176
SYNNEX	4,870	458
Synopsys *	25,052	1,121
Syntel *	4,854	222
Tableau Software, Cl A *	8,100	370
Take-Two Interactive Software *	14,439	520
Tangoe *	4,655	38
Tech Data *	6,265	441
TechTarget *	4,700	33
Telenav *	3,400	20
TeleTech Holdings	3,427	95
Teradyne	36,100	689
Tessera Technologies	8,730	257
Textura *	2,200	38
TiVo *	14,386	121
Travelport Worldwide	16,300	212
Travelzoo *	287	2
Trimble Navigation *	43,320	1,008
TrueCar *	7,600	41
TTM Technologies *	7,087	47
TubeMogul *	5,200	67

Description	Shares	Market Value ($ Thousands)

Twitter *	93,300	$1,691
Tyler Technologies *	5,487	660
Ubiquiti Networks *	6,000	196
Ultimate Software Group *	4,635	796
Ultra Clean Holdings *	4,452	23
Ultratech *	5,268	107
Unisys *	7,183	77
United Online *	3,600	44
Universal Display *	6,308	301
Vantiv, Cl A *	23,208	1,208
Varonis Systems *	1,500	28
Vasco Data Security International *	4,254	59
Veeco Instruments *	7,001	130
VeriFone Holdings *	19,629	469
Verint Systems *	10,350	368
ViaSat *	7,356	537
Viavi Solutions *	40,700	266
Violin Memory *(A)	9,300	7
VirnetX Holding *(A)	4,742	22
Virtusa *	4,649	165
Vishay Intertechnology	22,517	267
Vishay Precision Group *	464	5
VMware, Cl A *(A)	13,317	672
Web.com Group *	7,239	131
WebMD Health, Cl A *	6,627	368
WEX *	5,976	390
Wix.com *	4,200	81
Workday, Cl A *	16,989	1,027
Xcerra *	7,941	45
XO Group *	4,415	63
Xura *	4,800	94
Yelp, Cl A *	9,998	202
Zebra Technologies, Cl A *	8,564	529
Zendesk *	8,300	152
Zillow Group, Cl A *(A)	7,391	171
Zillow Group, Cl C *(A)	14,782	319
Zix *	6,113	24
Zynga, Cl A *	119,074	251

		99,577

Materials — 4.6%
A. Schulman	4,729	117
AEP Industries	980	77
AK Steel Holding *	24,300	69
Albemarle	18,664	1,049
Allegheny Technologies (A)	16,900	227
American Vanguard	3,999	50
AptarGroup	10,266	757
Ashland	10,308	982
Axalta Coating Systems *	15,600	405
Axiall	12,425	247
Balchem	5,088	322

21	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Bemis	15,700	$770
Berry Plastics Group *	20,238	630
Boise Cascade *	5,970	100
Cabot	10,832	482
Calgon Carbon	8,218	115
Carpenter Technology	8,701	259
Celanese, Cl A	25,292	1,526
Century Aluminum *	6,659	48
Chase	800	38
Chemours	27,900	143
Chemtura *	10,729	271
Clearwater Paper *	2,951	120
Cliffs Natural Resources *(A)	18,900	41
Coeur Mining *	26,161	101
Commercial Metals	19,541	287
Compass Minerals International	5,740	389
Crown Holdings *	23,035	1,079
Deltic Timber	1,596	90
Domtar	10,850	382
Eagle Materials	8,383	506
Ferro *	14,205	141
Ferroglobe	11,102	87
Flotek Industries *(A)	10,196	74
FutureFuel	3,876	50
GCP Applied Technologies *	11,724	208
Glatfelter	7,871	145
Graphic Packaging Holding	55,617	686
Greif, Cl A	4,419	117
H.B. Fuller	8,233	317
Handy & Harman *	800	16
Hawkins	1,773	57
Haynes International	2,823	87
Headwaters *	10,820	191
Hecla Mining (A)	65,556	170
Huntsman	34,624	376
Innophos Holdings	2,889	84
Innospec	4,513	196
Intrepid Potash *	7,060	7
Kaiser Aluminum	3,154	242
KapStone Paper and Packaging	12,542	128
KMG Chemicals	2,509	54
Koppers Holdings	4,773	84
Kraton Performance Polymers *	4,880	84
Kronos Worldwide	3,484	22
Louisiana-Pacific *	22,942	365
LSB Industries *	2,939	17
Materion	3,474	91
Minerals Technologies	6,124	311
Multi Packaging Solutions International *	4,800	74
Myers Industries	3,418	41
Neenah Paper	2,593	157
NewMarket	1,397	510

Description	Shares	Market Value ($ Thousands)

Olin	25,516	$387
Olympic Steel	1,927	21
OMNOVA Solutions *	7,567	40
Packaging Corp of America	15,949	774
Platform Specialty Products *(A)	20,200	143
PolyOne	14,132	380
Quaker Chemical	1,934	150
Rayonier Advanced Materials	4,917	37
Real Industry *	7,000	49
Reliance Steel & Aluminum	12,038	733
Rentech *	3,726	8
Royal Gold	10,802	501
RPM International	22,188	906
Ryerson Holding *	1,400	5
Schnitzer Steel Industries, Cl A	3,456	51
Schweitzer-Mauduit International	4,938	149
Scotts Miracle-Gro, Cl A	7,159	494
Senomyx *	4,900	16
Sensient Technologies	7,835	450
Silgan Holdings	7,030	360
Sonoco Products	17,021	744
Southern Copper (A)	17,629	422
Steel Dynamics	40,637	739
Stepan	2,725	135
Stillwater Mining *	18,980	159
Summit Materials, Cl A *	3,958	72
SunCoke Energy	8,646	41
Tahoe Resources	23,588	218
TimkenSteel (A)	7,904	61
Trecora Resources *	2,517	24
Tredegar	2,341	32
Trinseo *(A)	2,300	69
Tronox, Cl A	10,100	52
United States Steel (A)	25,200	230
US Concrete *	3,000	161
Valspar	13,226	1,035
Westlake Chemical	6,210	268
Worthington Industries	7,502	233
WR Grace *	11,724	806

		28,023

Telecommunication Services — 1.2%
8x8 *	16,714	194
Atlantic Telegraph-Network	1,367	98
Boingo Wireless *	2,700	19
Cincinnati Bell *	30,086	104
Cogent Communications Holdings	8,304	305
Consolidated Communications Holdings	7,576	177
FairPoint Communications *	4,570	69
General Communication, Cl A *	4,403	84
Globalstar *(A)	73,600	115
Hawaiian Telcom Holdco *	905	22

22	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

IDT, Cl B	3,103	$41
inContact *	7,628	71
Inteliquent	7,353	125
Intelsat *(A)	5,200	9
Iridium Communications *(A)	11,746	81
Lumos Networks	2,271	28
NTELOS Holdings *	1,498	14
ORBCOMM *	7,786	68
pdvWireless *(A)	2,000	57
SBA Communications, Cl A *	21,319	2,023
Shenandoah Telecommunications	9,304	225
Spok Holdings	4,132	73
Sprint *(A)	125,090	430
Straight Path Communications *	700	22
Telephone & Data Systems	16,355	437
T-Mobile US *	45,305	1,681
US Cellular *	1,452	60
Vonage Holdings *	30,720	165
Windstream Holdings (A)	14,883	112
Zayo Group Holdings *	24,100	571

		7,480

Utilities — 4.1%
Abengoa Yield (A)	7,600	127
ALLETE	7,870	417
Alliant Energy	18,318	1,245
American States Water	6,574	279
American Water Works	29,818	1,933
Aqua America	28,937	885
Artesian Resources, Cl A	2,184	62
Atlantic Power	12,421	21
Atmos Energy	16,382	1,137
Avangrid	9,050	351
Avista	10,852	410
Black Hills	8,802	493
California Water Service Group	7,141	177
Calpine *	60,172	756
Chesapeake Utilities	2,915	182
Cleco	10,322	474
Connecticut Water Service	1,906	80
Dynegy, Cl A *	19,300	195
El Paso Electric	6,836	279
Empire District Electric (A)	6,356	208
Great Plains Energy	26,123	766
Hawaiian Electric Industries *	18,058	530
IDACORP	8,424	598
ITC Holdings	25,075	1,019
Laclede Group	7,003	459
MDU Resources Group	33,332	607
MGE Energy	5,914	287
Middlesex Water	2,701	76
National Fuel Gas	14,388	657

Description	Shares	Market Value ($ Thousands)

New Jersey Resources	13,594	$471
Northwest Natural Gas	4,976	248
NorthWestern	7,946	472
NRG Yield, Cl A (A)	7,000	87
NRG Yield, Cl C (A)	12,100	158
OGE Energy	32,276	803
ONE Gas	8,900	516
Ormat Technologies	5,434	207
Otter Tail	6,146	168
Pattern Energy Group, Cl A	10,300	175
Piedmont Natural Gas	12,992	772
PNM Resources	13,017	416
Portland General Electric	13,800	525
Questar	29,808	738
SJW	2,464	89
South Jersey Industries	12,196	310
Southwest Gas	7,941	484
Talen Energy *	13,600	87
TerraForm Global, Cl A	2,200	7
TerraForm Power, Cl A (A)	7,900	76
UGI	28,096	1,038
Unitil	3,258	128
Vectren	14,043	639
Vivint Solar *(A)	4,900	39
Westar Energy, Cl A	22,970	998
WGL Holdings	8,261	563
York Water	1,552	43

		24,967

Total Common Stock (Cost $638,537) ($ Thousands)		593,577

	Number of Rights

RIGHTS — 0.0%

Bermuda — 0.0%
Central European Media Enterprises *‡‡	112	—

United States — 0.0%
CHC Group *‡‡	7,800	—
Chelsea Therapeutics International *‡‡	4,000	—
Durata Therapeutics *‡‡	800	—
Dyax, Expires 12/31/19 *	22,882	—
Leap Wireless *‡‡	7,532	—
Trius Contingent Value *‡‡	2,885	—

Total Rights (Cost $—) ($ Thousands)		—

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources, Expires 04/20/16 *(A)	1,239	—

23	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Concluded)

February 29, 2016

Description	Number of Warrants	Market Value ($ Thousands)

Tejon Ranch, Expires 08/31/16 *	96	$—

Total Warrants (Cost $0) ($ Thousands)		—

	Shares

AFFILIATED PARTNERSHIP — 6.2%
SEI Liquidity Fund, L.P.
0.340% **†(D)	37,437,240	37,437

Total Affiliated Partnership (Cost $37,437) ($ Thousands)		37,437

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	15,921,754	15,922

Total Cash Equivalent (Cost $15,922) ($ Thousands)		15,922

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.432%, 06/16/16 (E)(F)	$500	499
0.020%, 03/10/16 (E)(F)	510	510

Total U.S. Treasury Obligations (Cost $1,009) ($ Thousands)		1,009

Total Investments — 106.7% (Cost $692,905) ($ Thousands) @		$647,945

A list of open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index MINI	60	Mar-2016	$(385)
S&P MidCap 400 Index E-MINI	66	Mar-2016	(235)

			$(620)

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period:

Percentages are based on a Net Assets of $607,485 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

‡	Real Estate Investment Trust.
‡‡	Expiration date is unavailable.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 29, 2016. The total market value of securities on loan at February 29, 2016 was $36,447 ($ Thousands).

(B)	Security is a Master Limited Partnership. At February 29, 2016, such securities amounted to $743 ($ Thousands), or 0.12% of Net Assets.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2016 was $37,437 ($ Thousands).

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $692,905 ($ Thousands), and the unrealized appreciation and depreciation were $67,732 ($ Thousands) and $(112,692) ($ Thousands), respectively.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$593,577	$—	$—	$593,577
Rights	—	—	—	—
Warrants	—	—	—	—
Affiliated Partnership	—	37,437	—	37,437
Cash Equivalent	15,922	—	—	15,922
U.S. Treasury Obligations	—	1,009	—	1,009

Total Investments in Securities	$609,499	$38,446	$—	$647,945

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(620)	$—	$—	$(620)

Total Other Financial Instruments	$(620)	$—	$—	$(620)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 05/31/2015	Purchases at Cost	Proceeds from Sales	Value 02/29/2016	Dividend Income
SEI Liquidity Fund, L.P.	$42,794	$95,154	$(100,511)	$37,437	$531
SEI Daily Income Trust, Prime Obligation Fund, Class A	14,157	167,261	(165,496)	15,922	12

Totals	$56,951	$262,415	$(266,007)	$53,359	$543

24	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%

Consumer Discretionary — 12.7%
2U *(A)	30,792	$688
Abercrombie & Fitch, Cl A	1,008	29
AMC Entertainment Holdings, Cl A	2,411	58
American Axle & Manufacturing Holdings *	22,600	330
American Eagle Outfitters	1,917	29
Ascena Retail Group *(A)	48,800	412
Bassett Furniture Industries	3,797	118
Big 5 Sporting Goods	11,300	155
Big Lots	13,575	549
BJ’s Restaurants *	1,584	70
Black Diamond *	682	3
Bloomin’ Brands	20,900	361
Boyd Gaming *	49,873	864
Brinker International	13,900	692
Brunswick	4,145	176
Build-A-Bear Workshop, Cl A *	2,200	31
Burlington Stores *	21,554	1,208
Cablevision Systems, Cl A	5,107	166
Caesars Entertainment *(A)	2,086	19
CalAtlantic Group	14,920	453
Callaway Golf	103,016	916
Capella Education	1,360	63
Carmike Cinemas *	142,482	3,126
Carrols Restaurant Group *	6,731	89
Cavco Industries *	7,143	580
Children’s Place Retail Stores	7,934	541
Christopher & Banks *(A)	23,409	33
Churchill Downs	1,605	218
Chuy’s Holdings *	48,473	1,553
Citi Trends	8,475	157
Cooper Tire & Rubber	17,391	684
Cooper-Standard Holding *	10,774	789
Core-Mark Holding	19,242	1,417
Cracker Barrel Old Country Store (A)	2,962	439
Crocs *	39,100	383
CSS Industries	10,800	292
Culp	1,019	26
Dana Holdings	54,570	679
Dave & Buster’s Entertainment *	9,194	339
Deckers Outdoor *	8,300	469
Denny’s *	4,275	44
Destination XL Group *	40,100	178
DR Horton	1,546	41
Entravision Communications, Cl A	16,011	124
Ethan Allen Interiors	17,553	501
Express *	56,729	977
Fiesta Restaurant Group *	62,847	2,082
Finish Line, Cl A	20,700	377
Foot Locker	589	37
GameStop, Cl A	1,848	57
Genesco *	4,685	309

Description	Shares	Market Value ($ Thousands)

G-III Apparel Group *	6,609	$349
Goodyear Tire & Rubber	4,610	139
Graham Holdings, Cl B	128	63
Gray Television *	25,951	300
Group 1 Automotive	7,500	418
Harte-Hanks	62,777	194
Haverty Furniture	13,427	261
Helen of Troy *	1,259	120
Hooker Furniture	3,568	114
Interval Leisure Group	25,700	333
J Alexander’s Holdings *	11,462	119
Jack in the Box	29,455	2,025
John Wiley & Sons, Cl A	6,332	276
K12 *	2,098	21
Kate Spade *	17,567	348
Krispy Kreme Doughnuts *	32,043	469
La Quinta Holdings *	16,611	180
Libbey	116,562	1,938
Lithia Motors, Cl A	10,829	1,004
Loral Space & Communications *	1,603	51
Marriott Vacations Worldwide	8,400	509
MDC Partners, Cl A (A)	277,403	5,914
Media General *	1,141	19
Meredith	7,745	337
Meritage Homes *	8,100	263
Modine Manufacturing *	2,973	28
Monro Muffler Brake	22,866	1,563
Motorcar Parts & Accessories *	7,188	248
Murphy USA *	881	56
NACCO Industries, Cl A	891	44
National CineMedia	3,692	55
Nautilus *	14,567	246
New York Times, Cl A	7,832	98
Nexstar Broadcasting Group, Cl A	7,216	322
Nutrisystem	13,953	284
Office Depot *	14,831	75
Ollie’s Bargain Outlet Holdings *(A)	31,338	633
Outerwall (A)	6,900	215
Overstock.com *	6,111	89
Oxford Industries	1,246	91
Papa John’s International	225	13
Penske Auto Group	12,572	474
Perry Ellis International *	3,790	70
Pinnacle Entertainment *	727	21
Pool	14,161	1,137
Popeyes Louisiana Kitchen *	189	10
Rent-A-Center, Cl A	15,700	201
Ruth’s Hospitality Group	21,938	385
Scholastic	1,974	69
Sequential Brands Group *(A)	89,900	627
Shoe Carnival	14,533	343
Six Flags Entertainment	5,574	284

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Skullcandy *	20,826	$74
Smith & Wesson Holding *	11,765	298
Sonic Automotive, Cl A	21,600	414
Speedway Motorsports	9,783	178
Stage Stores (A)	15,900	134
Steven Madden *	38,131	1,342
Stoneridge *	27,100	326
Tailored Brands	17,552	271
TEGNA	1,020	25
Tempur Sealy International *	4,611	266
Tenneco *	1,703	78
Tilly’s, Cl A *	25,512	183
Tower International	11,700	251
TRI Pointe Homes *	33,161	342
Vail Resorts	11,938	1,521
Vince Holding *	21,936	142
Visteon	3,762	263
Vitamin Shoppe *	10,341	285
Wayfair, Cl A *(A)	23,681	923
William Lyon Homes, Cl A *	98,546	1,169
Wolverine World Wide	31,654	599
ZAGG *	65,066	678

		57,138

Consumer Staples — 2.7%
Cal-Maine Foods (A)	3,137	167
Casey’s General Stores	5,324	562
Central Garden and Pet, Cl A *	504	7
Darling Ingredients *	27,005	243
Dean Foods (A)	12,473	241
Diamond Foods *	10,537	399
Energizer Holdings	1,896	74
Farmer Brothers *	250	7
Fresh Del Monte Produce	18,832	755
Freshpet *(A)	93,538	622
Ingles Markets, Cl A	7,500	253
Ingredion	4,377	443
J&J Snack Foods	4,645	515
John B Sanfilippo & Son	8,365	582
Lancaster Colony	2,285	232
Landec *	95,900	968
Medifast	1,542	47
National Beverage *	410	15
Natural Health Trends (A)	2,595	81
Nu Skin Enterprises, Cl A	1,175	36
Omega Protein *	20,764	493
Pinnacle Foods	8,942	386
Post Holdings *	5,119	355
Rite Aid *	11,802	94
Sanderson Farms (A)	10,605	968
Seaboard *	29	85
Seneca Foods, Cl A *	2,800	93

Description	Shares	Market Value ($ Thousands)

SpartanNash	45,827	$1,258
Sprouts Farmers Market *	22,002	627
SUPERVALU *	66,820	341
Universal (A)	11,767	641
USANA Health Sciences *	273	31
Vector Group	979	23
Weis Markets	6,827	284

		11,928

Energy — 3.1%
Alberta Oilsands *	536,100	50
Alon USA Energy (A)	17,552	173
Approach Resources *(A)	330,400	249
Archrock	15,125	60
Ardmore Shipping	77,300	622
Bill Barrett *(A)	334,900	958
California Resources	165,239	93
Carrizo Oil & Gas *	36,071	776
Cloud Peak Energy *	10,112	17
Dawson Geophysical *	10,919	37
Delek US Holdings	25,714	407
DHT Holdings	25,141	147
Diamondback Energy	5,402	385
Dril-Quip *	835	45
Exterran *	12,683	173
Forum Energy Technologies *	23,483	276
GasLog (A)	20,790	198
Green Plains Renewable Energy	9,000	122
Gulfport Energy *	40,880	981
Helix Energy Solutions Group *	33,360	130
Matrix Service *	30,470	560
Memorial Resource Development *	26,680	258
Navigator Holdings *(A)	31,400	488
Newpark Resources *	23,300	87
Nordic American Tankers	4,006	55
Northern Oil And Gas *(A)	39,500	132
Pacific Ethanol *(A)	190,800	752
Par Petroleum *	1,687	33
PBF Energy, Cl A	22,000	664
PDC Energy *	6,170	309
PHI *	11,215	205
Pioneer Energy Services *	23,420	32
REX American Resources *	8,799	444
Ring Energy *(A)	23,125	97
Scorpio Tankers	237,652	1,478
StealthGas *(A)	103,100	321
Superior Energy Services	11,800	121
Teekay	15,929	127
Teekay Tankers, Cl A	25,332	104
TETRA Technologies *	192,660	971
Ultra Petroleum *	13,443	5
VAALCO Energy *	30,600	33

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Western Refining	611	$16
Westmoreland Coal *(A)	112,100	689
World Fuel Services	1,890	89

		13,969

Financials — 23.9%
1st Source	6,820	208
Acadia Realty Trust ‡	13,355	441
Agree Realty ‡	6,057	224
Alexander & Baldwin	565	19
Alexandria Real Estate Equities ‡	2,890	229
Allied World Assurance Holdings	6,631	215
American Assets Trust ‡	12,360	458
American Campus Communities ‡	13,201	578
American Equity Investment Life Holding	1,090	15
American Financial Group	2,756	185
American National Insurance	531	54
AMERISAFE	763	39
AmTrust Financial Services	24,819	607
Anworth Mortgage Asset ‡	57,000	268
Apartment Investment & Management, Cl A ‡	5,367	197
Apollo Commercial Real Estate Finance ‡	28,900	447
Apple Hospitality ‡	5,213	99
Arch Capital Group *	3,393	231
Ares Capital	1,950	27
Argo Group International Holdings	11,156	622
Armada Hoffler Properties ‡	14,452	154
Ashford *	387	15
Ashford Hospitality Prime ‡	4,930	48
Ashford Hospitality Trust ‡	51,500	285
Aspen Insurance Holdings	18,880	844
Associated Banc	14,000	241
Assurant	2,319	165
Assured Guaranty	4,960	123
Axis Capital Holdings	12,871	691
Banc of California	37,200	570
Banco Latinoamericano de Comercio Exterior, Cl E	21,600	462
Bancorpsouth	12,404	247
Bank of the Ozarks	16,454	623
BBCN Bancorp	34,800	498
Beneficial Bancorp *	17,227	220
Berkshire Hills Bancorp	19,820	512
BGC Partners, Cl A	816	7
BlackRock Capital Investment	33,900	307
Blackstone Mortgage Trust, Cl A ‡	5,700	141
BofI Holding *(A)	16,179	300
Boston Private Financial Holdings	19,850	210
Brandywine Realty Trust ‡	23,900	294
Brixmor Property Group ‡	5,937	139
Camden National	4,600	179

Description	Shares	Market Value ($ Thousands)

Camden Property Trust ‡	4,240	$317
Capital Bank Financial, Cl A	11,947	352
Capstead Mortgage ‡	21,600	210
Care Capital Properties ‡	6,280	166
Cascade Bancorp *	46,765	251
CatchMark Timber Trust, Cl A ‡	123,100	1,311
Cathay General Bancorp	609	16
CBL & Associates Properties ‡	25,200	291
Cedar Realty Trust ‡	186,000	1,270
Centerstate Banks	3,527	49
Central Pacific Financial	76,718	1,529
Chatham Lodging Trust ‡	17,500	351
Chemical Financial	17,470	591
Chimera Investment ‡	5,781	75
Clifton Bancorp	2,858	42
CNO Financial Group	140,620	2,451
CoBiz Financial	35,647	387
Colony Financial ‡	4,749	78
Colony Starwood Homes ‡	44,600	979
Columbia Property Trust ‡	1,249	25
Commerce Bancshares	4,206	179
Communications Sales & Leasing ‡	3,945	74
Community Trust Bancorp	9,240	312
CoreSite Realty ‡	4,944	319
Corrections Corp of America ‡	6,442	186
Cousins Properties ‡	56,300	488
CubeSmart ‡	23,980	717
Customers Bancorp *	61,852	1,401
CyrusOne ‡	10,612	421
CYS Investments ‡	38,000	298
Dime Community Bancshares	22,130	377
Douglas Emmett ‡	20,328	546
Duke Realty ‡	9,090	188
DuPont Fabros Technology ‡	12,968	462
Dynex Capital ‡(A)	28,900	184
Eagle Bancorp *	6,370	292
East West Bancorp	2,958	89
EastGroup Properties ‡	5,720	310
Education Realty Trust ‡	13,876	550
Employers Holdings	42,900	1,191
Endurance Specialty Holdings	14,411	897
Enterprise Financial Services	7,057	196
EPR Properties ‡	8,119	505
Equity Commonwealth *‡	75,904	2,021
Equity One ‡	12,910	354
Evercore Partners, Cl A	16,753	782
Everest Re Group	3,577	666
Ezcorp, Cl A *	8,000	23
FBL Financial Group, Cl A	2,433	140
FBR	47,175	823
FCB Financial Holdings, Cl A *	9,513	285
Federal Agricultural Mortgage, Cl C	13,600	441

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

FelCor Lodging Trust ‡	101,100	$748
Fidelity Southern	5,613	84
Financial Engines (A)	24,611	601
First American Financial	12,615	467
First Busey	11,400	216
First Citizens BancShares, Cl A	185	43
First Commonwealth Financial	41,200	354
First Defiance Financial	6,747	264
First Financial Bancorp	2,159	36
First Foundation *	16,200	352
First Industrial Realty Trust ‡	9,769	210
First Interstate Bancsystem, Cl A	35,643	955
First Merchants	1,400	31
First Niagara Financial Group	10,637	98
First Republic Bank	2,604	160
FirstMerit	7,173	141
Flagstar Bancorp *	17,734	341
Flushing Financial	29,713	614
FNB (Pennsylvania)	18,900	232
FNFV Group *	68,100	693
Forest City Realty Trust, Cl A ‡	5,651	105
Franklin Street Properties ‡	74,855	712
Fulton Financial	126,537	1,596
GAMCO Investors, Cl A	3,321	115
Gaming and Leisure Properties ‡	2,344	61
GEO Group ‡	90,232	2,620
Glacier Bancorp	20,140	480
Government Properties Income Trust ‡	14,600	217
Gramercy Property Trust ‡	179,603	1,356
Great Southern Bancorp	536	20
Great Western Bancorp	7,066	174
Hancock Holding	30,000	692
Hanmi Financial	28,407	592
Hanover Insurance Group	20,158	1,672
Healthcare Realty Trust ‡	2,100	61
Healthcare Trust of America, Cl A ‡	3,812	106
Heartland Financial USA	2,351	69
Hercules Capital	27,400	306
Heritage Financial	2,379	42
Heritage Insurance Holdings	6,753	132
Hersha Hospitality Trust, Cl A ‡	12,700	256
Highwoods Properties ‡	20,046	873
Home BancShares	10,680	422
HomeStreet *	8,619	172
HomeTrust Bancshares *	5,833	103
Hospitality Properties Trust ‡	20,900	507
Hudson Pacific Properties ‡	868	22
Huntington Bancshares	10,863	95
Iberiabank	8,100	386
Independent Bank	14,707	288
Infinity Property & Casualty	1,002	75
Inland Real Estate ‡	1,072	11

Description	Shares	Market Value ($ Thousands)

International Bancshares	20,800	$469
International FCStone *	9,296	237
Investment Technology Group	6,513	119
Investors Bancorp	129,332	1,464
Jones Lang LaSalle	353	36
Kearny Financial	36,400	436
Kemper	52,600	1,414
Kennedy-Wilson Holdings	75,525	1,437
Kilroy Realty ‡	250	14
Lakeland Bancorp	18,085	181
LaSalle Hotel Properties ‡	88,552	2,156
LendingTree *	3,158	279
Liberty Property Trust ‡	2,018	58
Mack-Cali Realty ‡	6,000	119
Maiden Holdings	123,711	1,481
MainSource Financial Group	23,500	486
MarketAxess Holdings	432	51
Medallion Financial (A)	23,200	187
Mercantile Bank	10,900	246
Meridian Bancorp	102,400	1,412
MFA Financial ‡	11,125	76
MGIC Investment *	4,845	33
Mid-America Apartment Communities ‡	3,148	283
Mortgage Investment Trust ‡	14,400	178
Nasdaq	3,427	217
National Bank Holdings, Cl A	62,090	1,201
National General Holdings	13,723	274
National Health Investors ‡	658	41
National Penn Bancshares	1,701	19
National Retail Properties ‡	3,644	160
National Storage Affiliates Trust ‡	15,287	277
Navigators Group *	3,578	290
NBT Bancorp	12,854	332
Nelnet, Cl A	16,068	604
New Residential Investments ‡	10,218	120
Northfield Bancorp	98,300	1,544
OceanFirst Financial	10,300	175
OFG Bancorp	21,400	125
Old National Bancorp	28,000	312
Old Republic International	5,769	103
OneBeacon Insurance Group, Cl A	8,321	107
OneMain Holdings, Cl A *	4,230	95
Oppenheimer Holdings, Cl A	7,500	106
Opus Bank	7,971	257
Outfront Media ‡	6,399	131
PacWest Bancorp	12,629	406
PartnerRe	1,381	194
Pebblebrook Hotel Trust ‡	14,259	387
PennantPark Investment	59,540	344
PennyMac Mortgage Investment Trust ‡	20,200	266
People’s United Financial	3,559	52
Piedmont Office Realty Trust, Cl A ‡	15,700	288

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Piper Jaffray *	13,860	$587
Popular	60,600	1,606
Post Properties ‡	4,893	273
PRA Group *	562	14
Preferred Bank	5,502	157
PrivateBancorp, Cl A	19,539	671
Prosperity Bancshares	9,540	386
PS Business Parks ‡	1,793	165
QTS Realty Trust, Cl A ‡	1,308	58
Radian Group	35,832	387
RAIT Financial Trust ‡	6,566	17
Raymond James Financial	340	15
RE, Cl A	18,877	605
Regency Centers ‡	4,130	292
Regional Management *	788	12
Reinsurance Group of America, Cl A	191	17
RenaissanceRe Holdings	4,675	529
Renasant	14,720	460
Republic Bancorp, Cl A	10,200	261
Retail Opportunity Investments ‡	2,452	45
RMR Group *	897	20
Rouse Properties ‡(A)	22,900	418
Sabra Health Care ‡	1,600	32
Safeguard Scientifics *	19,236	227
Saul Centers ‡	4,851	238
Select Income ‡	40,800	841
Selective Insurance Group	25,733	864
Seritage Growth Properties ‡(A)	24,600	1,017
ServisFirst Bancshares	2,381	87
Signature Bank NY *	2,404	311
Sovran Self Storage ‡	5,951	633
StanCorp Financial Group	1,221	140
Starwood Property Trust ‡	7,115	125
State Bank Financial	82,000	1,535
Stock Yards Bancorp	241	9
Stonegate Bank	484	14
Summit Hotel Properties ‡	46,500	503
Sun Communities ‡	1,988	134
Sunstone Hotel Investors ‡	50,120	647
Synovus Financial	2,189	58
Talmer Bancorp, Cl A	1,519	26
TCF Financial	61,100	693
Texas Capital Bancshares *	11,409	369
THL Credit	33,300	327
Tompkins Financial	4,400	248
Towne Bank	8,348	146
TriCo Bancshares	8,800	218
Two Harbors Investment ‡	61,652	478
Umpqua Holdings	31,365	472
Union Bankshares	9,594	218
United Community Banks	61,767	1,069
United Financial Bancorp	28,000	324

Description	Shares	Market Value ($ Thousands)

United Fire Group	5,623	$227
Universal Insurance Holdings (A)	5,600	109
Urstadt Biddle Properties, Cl A ‡	9,494	188
Validus Holdings	24,195	1,087
Walker & Dunlop *	2,913	67
Washington Federal	25,127	532
Waterstone Financial	10,014	141
Webster Financial	1,727	58
Weingarten Realty Investors ‡	4,564	161
WesBanco	7,700	218
Western Alliance Bancorp *	13,701	407
Weyerhaeuser ‡	5,019	130
White Mountains Insurance Group	282	216
Wintrust Financial	41,747	1,774
WisdomTree Investments (A)	19,213	228
World Acceptance *(A)	3,200	118
WSFS Financial	15,205	461
Xenia Hotels & Resorts ‡	1,334	20
Yadkin Financial	61,365	1,329

		107,622

Health Care — 12.9%
Abaxis	107	4
ABIOMED *	22,364	1,789
Acadia Healthcare *	15,340	850
ACADIA Pharmaceuticals *	18,016	311
Acceleron Pharma *	12,198	309
Accuray *	330,700	1,670
Addus HomeCare *	223	5
Air Methods *	7,900	287
Alere *	7,700	410
Alkermes *	3,313	107
Almost Family *	1,280	48
AMAG Pharmaceuticals *	57,781	1,518
Amedisys *	3,738	137
AMN Healthcare Services *	40,251	1,144
Amphastar Pharmaceuticals *	1,754	18
Anacor Pharmaceuticals *	5,772	368
AngioDynamics *	3,843	42
Anika Therapeutics *	2,029	92
Anthera Pharmaceuticals *	1,837	6
Applied Genetic Technologies *	4,508	60
Aralez Pharmaceuticals *	2,496	14
Arrowhead Research *	36,472	142
Avalanche Biotechnologies *	3,886	20
Axovant Sciences *(A)	16,084	203
Bellicum Pharmaceuticals *	27,922	252
BioDelivery Sciences International *	419,372	1,627
Bio-Rad Laboratories, Cl A *	1,083	146
BioSpecifics Technologies *	8,029	285
BioTelemetry *	3,170	38
Calithera Biosciences *	8,202	49

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Cambrex *	10,550	$407
Capital Senior Living *	109,037	1,862
Cara Therapeutics *	805	4
Cardiovascular Systems *	1,550	13
Celldex Therapeutics *	1,300	9
Chimerix *	1,048	5
Clovis Oncology *	327	6
Coherus Biosciences *(A)	26,427	375
Collegium Pharmaceutical *	12,552	219
Community Health Systems *	5,207	79
Concert Pharmaceuticals *	433	6
CONMED	10,665	424
Corcept Therapeutics *	10,659	41
Cross Country Healthcare *	28,484	354
Cynosure, Cl A *	51,293	2,086
Cytokinetics *	30,193	190
Dentsply International	2,764	169
Dicerna Pharmaceuticals *	1,057	5
Dynavax Technologies *	6,539	105
Eagle Pharmaceuticals *(A)	76	5
Emergent Biosolutions *	4,438	150
Enanta Pharmaceuticals *(A)	635	18
Ensign Group	153	3
Evolent Health, Cl A *	41,319	415
Exact Sciences *(A)	27,636	139
Exactech *	9,400	175
Exelixis *	4,677	17
FibroGen *	25,831	448
Five Prime Therapeutics *	1,306	43
Flamel Technologies ADR *	174,551	1,524
GenMark Diagnostics *	66,350	328
Genomic Health *	1,738	44
Globus Medical, Cl A *	79,720	1,937
Greatbatch *	11,165	422
Halozyme Therapeutics *(A)	52,754	429
Health Net *	1,901	118
HealthSouth	14,417	508
Hill-Rom Holdings	6,879	319
Horizon Pharma *	23,913	410
ICU Medical *	3,960	364
Ignyta *	30,557	195
Insmed *	27,891	341
Insulet *	13,696	420
Integra LifeSciences Holdings *	26,738	1,641
Intrexon *(A)	8,110	251
Invacare	17,631	214
K2M Group Holdings *	30,329	359
Kindred Healthcare	38,200	401
Kite Pharma *(A)	14,795	662
Landauer	2,500	73
Lannett *(A)	8,580	216
LeMaitre Vascular	6,980	103

Description	Shares	Market Value ($ Thousands)

Lexicon Pharmaceuticals *(A)	46,202	$432
LHC Group *	10,470	373
LifePoint Hospitals *	2,091	130
Ligand Pharmaceuticals, Cl B *	20,133	1,858
Lipocine *	20,237	204
LivaNova *	3,388	191
Luminex *	12,843	240
MacroGenics *	302	5
Magellan Health Services *	8,212	517
Masimo *	4,783	181
Medgenics *	476	2
Merit Medical Systems *	4,411	83
Molina Healthcare *	44,517	2,762
Momenta Pharmaceuticals *	2,825	24
Myriad Genetics *(A)	2,704	95
Natus Medical *	42,080	1,528
Nektar Therapeutics *	28,441	318
NeoGenomics *	36,229	231
Neurocrine Biosciences *	16,484	606
Nevro *(A)	15,552	896
Novadaq Technologies *	32,160	309
Novavax *	3,325	15
NxStage Medical *	17,341	258
Ophthotech *	4,141	187
OraSure Technologies *	21,504	144
Orthofix International *	7,540	290
Owens & Minor	8,700	343
Pacira Pharmaceuticals *	3,556	185
PDL BioPharma (A)	117,598	354
PerkinElmer	1,317	62
Pernix Therapeutics Holdings *(A)	40,081	88
Pfenex *	2,798	20
PharMerica *	17,994	416
Phibro Animal Health, Cl A	2,956	82
PhotoMedex *	12,200	7
Portola Pharmaceuticals, Cl A *	17,587	495
Prestige Brands Holdings *	40,945	2,002
Prothena *	346	11
QIAGEN *	1,515	32
Quality Systems	2,639	41
Quintiles Transnational Holdings *	1,147	72
Radius Health *	821	24
RadNet *	8,785	50
Raptor Pharmaceutical *	3,679	13
REGENXBIO *(A)	10,808	131
Repligen *	683	18
Retrophin *	342	5
Revance Therapeutics *(A)	16,535	292
RTI Surgical *	19,728	69
Sage Therapeutics *	9,455	278
Sagent Pharmaceuticals *	20,721	294
Sciclone Pharmaceuticals *	18,751	186

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

SeaSpine Holdings *	4,470	$56
Select Medical Holdings	28,600	280
Sequenom *(A)	21,139	31
Spark Therapeutics *	6,622	211
Spectrum Pharmaceuticals *	2,696	12
STERIS	1,338	86
Sucampo Pharmaceuticals, Cl A *	7,836	103
Supernus Pharmaceuticals *	72,956	915
Surgical Care Affiliates *	26,702	1,082
SurModics *	8,701	162
Syneron Medical *	57,225	398
Team Health Holdings *	719	32
TESARO *	5,445	220
TherapeuticsMD *(A)	108,067	660
Trevena *	33,678	282
Trinity Biotech ADR	134,800	1,322
Triple-S Management, Cl B *	19,079	500
Ultragenyx Pharmaceutical *	4,554	278
Unilife *(A)	263,466	222
US Physical Therapy	4,751	241
Veeva Systems, Cl A *	37,445	910
Versartis *(A)	18,509	122
VWR *	4,798	117
WellCare Health Plans *	14,364	1,291
Wright Medical Group *	732	13
ZIOPHARM Oncology *	876	7
Zogenix *	1,259	13

		58,017

Industrials — 14.9%
AAR	29,160	621
ACCO Brands *	106,100	776
Acuity Brands	4,110	861
ADT	4,432	179
Advanced Drainage Systems (A)	12,049	234
Aegion, Cl A *	22,125	401
Air Transport Services Group *	64,800	748
Aircastle (A)	33,200	666
Alamo Group	4,800	249
Alaska Air Group	4,200	310
Allegiant Travel, Cl A	160	26
American Railcar Industries	5,600	231
American Woodmark *	1,737	119
Apogee Enterprises	69,775	2,786
Applied Industrial Technologies	2,836	109
ARC Document Solutions *	153,000	536
ArcBest	11,300	221
Astec Industries	2,321	101
Astronics *	222	7
Atlas Air Worldwide Holdings *	7,700	279
Barnes Group	7,950	273
Barrett Business Services	1,111	39

Description	Shares	Market Value ($ Thousands)

Beacon Roofing Supply *	4,921	$178
Brady, Cl A	6,823	178
Briggs & Stratton	21,100	449
Builders FirstSource *	24,437	194
BWX Technologies	7,239	231
Caesarstone Sdot-Yam *(A)	17,837	661
CAI International *	2,671	21
Carlisle	10,822	976
Celadon Group	17,600	158
CIRCOR International	8,005	321
Comfort Systems USA	18,425	517
Covanta Holding	31,900	444
CRA International *	4,124	81
Cubic	1,721	60
Curtiss-Wright	10,256	724
Deluxe	6,500	373
DigitalGlobe *	3,007	45
Ducommun *	13,424	193
Dycom Industries *	5,212	297
EMCOR Group	14,343	658
Engility Holdings *	33,474	486
Ennis	46,306	914
Enphase Energy *(A)	4,969	12
Essendant	6,900	203
Exponent	229	11
Fortune Brands Home & Security	13,003	653
FreightCar America	95,777	1,424
FTI Consulting *	8,355	275
G&K Services, Cl A	9,925	658
Generac Holdings *	16,100	559
Gibraltar Industries *	10,703	265
Global Brass & Copper Holdings	6,430	142
Graco	8,438	661
Great Lakes Dredge & Dock *	474,000	1,612
Hawaiian Holdings *	18,147	781
HEICO	18,751	1,078
HEICO, Cl A	456	20
Heidrick & Struggles International	3,282	77
Herman Miller	12,800	334
Hexcel	16,776	693
Hillenbrand	9,100	256
Huron Consulting Group *	39,698	2,204
Hyster-Yale Materials Handling	5,400	319
ICF International *	65,400	2,209
Insperity	7,314	347
Insteel Industries	689	18
Interface, Cl A	31,444	500
JetBlue Airways *	24,650	542
John Bean Technologies	17,231	906
Kadant	19,806	756
Kaman	1,116	49
KBR	33,200	459

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

KEYW Holding *(A)	129,600	$807
Kirby *	1,714	97
Korn/Ferry International	8,163	232
LB Foster, Cl A	6,900	95
Lennox International	6,904	892
Lydall *	8,680	251
Macquarie Infrastructure	1,955	119
Manpowergroup	2,510	194
Masonite International *	9,604	552
MasTec *	118,702	2,016
Matson	16,128	647
Matthews International, Cl A	21,700	1,028
Meritor *	33,200	247
Middleby *	6,803	630
Mistras Group *	1,888	41
Moog, Cl A *	1,523	66
MRC Global *	3,019	36
National Presto Industries	1,881	153
Navigant Consulting *	4,479	68
Northwest Pipe *	40,196	414
Old Dominion Freight Line *	10,703	691
On Assignment *	76,837	2,536
Orion Marine Group *	176,800	635
Owens Corning	3,246	139
Park-Ohio Holdings	400	12
Patrick Industries *	8,649	382
Paylocity Holding *	6,224	184
PGT *	21,891	217
Primoris Services	33,700	720
Quad, Cl A	14,200	180
Quanta Services *	592	12
Rand Logistics *	73,172	70
Republic Airways Holdings *	626	—
Resources Connection	21,392	297
RPX *	8,347	83
Rush Enterprises, Cl A *	22,594	392
SkyWest	22,033	398
SolarCity *(A)	6,734	124
Spirit AeroSystems Holdings, Cl A *	5,773	266
Spirit Airlines *	1,700	81
Standex International	4,858	342
Steelcase, Cl A	180,487	2,254
Swift Transportation, Cl A *	99,845	1,701
TAL International Group	8,200	104
Terex	3,266	73
Tetra Tech	4,599	127
Textainer Group Holdings (A)	4,700	57
Titan Machinery *(A)	65,900	627
Toro	6,655	530
TransUnion *	8,707	230
Trex *	20,678	891
Triumph Group	9,000	274

Description	Shares	Market Value ($ Thousands)

TrueBlue *	15,057	$346
Tutor Perini *	121,000	1,617
UniFirst	2,383	251
Universal Forest Products	5,033	386
USA Truck *	3,000	47
Viad	8,688	246
Wabash National *	34,392	403
WageWorks *	69,629	3,354
Waste Connections	451	28
Watsco	5,773	736
West	3,392	76
XPO Logistics *(A)	11,929	295

		66,953

Information Technology — 18.3%
A10 Networks *	3,080	19
Acxiom *	158,377	3,285
ADTRAN	10,280	192
Advanced Energy Industries *	4,731	141
Ambarella *(A)	1,136	53
Amkor Technology *	114,552	580
Ansys *	724	60
Applied Micro Circuits *	96,500	558
Applied Optoelectronics *	20,937	377
Arrow Electronics *	3,507	200
Aspen Technology *	2,448	81
Atlassian, Cl A *(A)	15,815	376
Autobytel *	17,266	332
AVG Technologies *	4,292	82
Avnet	5,007	206
Axcelis Technologies *	4,173	10
Bankrate *	755	6
Barracuda Networks *	2,491	32
Bel Fuse, Cl B	10,088	150
Belden	10,000	548
Benchmark Electronics *	25,233	546
Benefitfocus *(A)	13,374	420
Black Box	24,878	330
Blucora *	30,285	186
Booz Allen Hamilton Holding, Cl A	14,163	391
BroadSoft *	9,307	343
Brocade Communications Systems	25,661	255
Cabot Microelectronics	1,045	40
CACI International, Cl A *	3,697	357
Cadence Design Systems *	29,335	632
CalAmp *	192,777	3,524
Callidus Software *	128,288	1,761
Carbonite *	1,430	11
Cardtronics *	45,496	1,534
Cavium *	14,696	874
Checkpoint Systems	29,490	221
CIBER *	269,300	539

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Ciena *	33,990	$697
Cimpress *	297	26
Cirrus Logic *	592	21
Coherent *	4,559	386
Cohu	17,400	199
CommScope Holding *	7,960	201
Computer Task Group	15,900	75
Comtech Telecommunications	5,402	111
Convergys	3,773	97
CoreLogic *	599	21
Cornerstone OnDemand *	97,933	2,820
CoStar Group *	4,148	734
Cray *	386	16
CSG Systems International	16,420	623
Demandware *	15,126	525
DHI Group *	27,974	218
Digi International *	62,599	531
Digimarc *	5,951	180
EarthLink Holdings	3,385	19
Ebix	288	11
EchoStar, Cl A *	5,031	225
Electronics For Imaging *	7,642	303
Ellie Mae *	2,817	237
EMCORE *	26,682	142
Envestnet *	29,563	606
ePlus *	4,300	323
Euronet Worldwide *	3,131	205
EVERTEC	1,691	20
Exar *	278,600	1,488
ExlService Holdings *	4,684	221
Extreme Networks *	18,661	53
Fabrinet *	13,900	397
Fairchild Semiconductor International, Cl A *	4,068	82
Finisar *	23,800	347
First Solar *	4,680	336
FleetMatics Group *(A)	13,400	484
Fortinet *	9,901	281
Gigamon *	2,383	65
GoDaddy, Cl A *(A)	33,869	1,062
GrubHub *(A)	22,646	533
Guidewire Software *	22,881	1,126
Hackett Group	3,035	42
Heartland Payment Systems	447	42
HubSpot *	16,975	707
II-VI *	10,673	234
Immersion *	22,113	199
Imperva *	17,344	761
Infoblox *	104,115	1,612
Ingram Micro, Cl A	3,817	137
Inphi *	59,226	1,498
Insight Enterprises *	20,100	525

Description	Shares	Market Value ($ Thousands)

Instructure *	11,544	$165
Integrated Device Technology *	12,300	239
Intralinks Holdings *	32,975	256
Ixia *	10,228	117
IXYS	11,175	126
j2 Global	11,815	863
Kulicke & Soffa Industries *	33,200	375
Leidos Holdings	1,896	82
Liquidity Services *	23,368	109
Littelfuse	5,364	609
LogMeIn *	5,539	282
Lumentum Holdings *	10,754	258
Luxoft Holding, Cl A *	1,812	92
M *(A)	27,815	1,054
Manhattan Associates *	5,451	301
ManTech International, Cl A	3,753	109
Marketo *	126,793	2,139
Marvell Technology Group	18,556	177
MAXIMUS	55,547	2,731
MaxLinear, Cl A *	22,356	360
Mentor Graphics	33,432	639
Mercury Systems *	24,600	402
Methode Electronics	312	9
Microsemi *	1	—
MicroStrategy, Cl A *	136	22
MKS Instruments	17,529	577
MoneyGram International *	4,146	22
Monolithic Power Systems	18,495	1,092
Monotype Imaging Holdings	67,275	1,597
Multi-Fineline Electronix *	32,377	731
NeoPhotonics *	38,402	421
NETGEAR *	30,524	1,206
NeuStar, Cl A *(A)	17,278	430
New Relic *	9,692	258
NIC	3,435	60
Nimble Storage *(A)	35,231	255
Nuance Communications *	7,779	152
Oclaro *	55,003	270
ON Semiconductor *	2,884	24
Paycom Software *	6,921	221
PDF Solutions *	119,795	1,361
Perficient *	91,802	1,657
PFSweb *	18,963	245
Photronics *	39,722	404
Plantronics	13,400	502
Polycom *	345	4
Progress Software *	10,908	275
Proofpoint *	46,929	2,198
PTC *	7,461	231
Q2 Holdings *	13,835	280
QAD, Cl A	37,164	727
QLogic *	26,706	344

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Qualys *	56,186	$1,403
Quantum *(A)	79,997	41
QuinStreet *	30,576	91
RealPage *	345	7
RetailMeNot *	29,083	235
RingCentral, Cl A *	45,476	841
Rovi *	16,236	370
Rubicon Project *	14,130	233
Ruckus Wireless *	33,747	327
Rudolph Technologies *	23,555	305
Sanmina *	28,134	580
Shopify, Cl A *(A)	22,521	504
ShoreTel *	30,727	227
Sigma Designs *	6,399	44
Silver Spring Networks *	6,637	83
Stamps.com *	3,239	384
Super Micro Computer *	7,556	245
SuperCom *(A)	82,500	383
Sykes Enterprises *	25,331	772
SYNNEX	5,248	493
Synopsys *	6,425	288
Tableau Software, Cl A *	5,016	229
Take-Two Interactive Software *	7,822	282
Tech Data *	12,357	870
Telenav *	9,568	57
TeleTech Holdings	13,084	362
Teradyne	5,339	102
TESSCO Technologies	800	14
Tessera Technologies	5,630	166
Tyler Technologies *	1,983	239
Ultratech *	56,200	1,140
United Online *	10,672	131
Universal Display *	5,955	285
Vasco Data Security International *	1,043	14
Verint Systems *	2,005	71
Viavi Solutions *	65,200	426
Vishay Precision Group *	19,700	231
WebMD Health, Cl A *	5,240	291
Xcerra *	102,400	585
XO Group *	2,549	36
Zendesk *	44,351	812
Zix *	10,610	42
Zynga, Cl A *	32,853	69

		82,426

Materials — 2.3%
A. Schulman	11,100	274
AEP Industries	787	62
Allegheny Technologies (A)	32,400	434
Ampco-Pittsburgh	2,500	30
Avery Dennison	687	45
Axiall	1,253	25

Description	Shares	Market Value ($ Thousands)

Bemis	1,842	$90
Berry Plastics Group *	56,550	1,760
Cabot	12,632	563
Carpenter Technology	17,100	508
Chase	4,100	193
Chemtura *	13,300	336
Clearwater Paper *	9,400	382
Domtar	9,100	320
Eagle Materials	10,620	642
FutureFuel	15,160	194
Glatfelter	15,000	276
Innospec	6,486	282
Kaiser Aluminum	700	54
Koppers Holdings	2,560	45
Martin Marietta Materials	1,769	252
Minerals Technologies	7,347	373
Neenah Paper	4,886	296
Olympic Steel	426	5
PolyOne	13,270	357
Rayonier Advanced Materials	4,082	31
Real Industry *	59,500	418
Schweitzer-Mauduit International	13,100	396
Sensient Technologies	6,905	397
Silgan Holdings	7,169	367
Stepan	12,263	609
Trinseo *(A)	968	29
US Concrete *	7,395	397

		10,442

Telecommunication Services — 0.9%
8x8 *	32,525	378
Atlantic Telegraph-Network	3,030	218
Boingo Wireless *	44,967	323
Cincinnati Bell *	84,463	292
IDT, Cl B	11,821	154
Inteliquent	33,959	578
Intelsat *(A)	3,369	6
Iridium Communications *(A)	132,000	915
magicJack VocalTec *	22,200	171
Shenandoah Telecommunications	1,888	46
Spok Holdings	4,800	85
Telephone & Data Systems	26,313	703
US Cellular *	1,475	61
Vonage Holdings *	41,975	225

		4,155

Utilities — 3.6%
AGL Resources	3,469	224
ALLETE	22,320	1,183
Alliant Energy	808	55
American States Water	4,098	174
American Water Works	9,919	643

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Atmos Energy	4,849	$337
Avista	11,602	439
Black Hills	3,886	218
Cadiz *(A)	48,200	233
California Water Service Group	26,770	662
Chesapeake Utilities	5,315	331
Cleco	7,917	363
CMS Energy	4,993	197
Great Plains Energy	515	15
Hawaiian Electric Industries *	3,201	94
IDACORP	9,714	689
ITC Holdings	2,534	103
Laclede Group	6,290	412
New Jersey Resources	2,567	89
NorthWestern	542	32
OGE Energy	2,635	66
ONE Gas	6,429	373
Otter Tail	21,200	580
Pepco Holdings	7,147	187
Piedmont Natural Gas	3,230	192
Pinnacle West Capital	11,107	764
PNM Resources	42,963	1,371
Portland General Electric	46,760	1,779
Questar	5,327	132
SCANA	9,751	634
South Jersey Industries	24,400	621
Southwest Gas	16,050	979
TECO Energy	6,806	187
UGI	15,115	559
Unitil	1,013	40
Vectren	12,825	584
Westar Energy, Cl A	9,544	415

		15,956

Total Common Stock (Cost $431,601) ($ Thousands)		428,606

	Face Amount ($ Thousands)

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (B)(C)	$2,856	4

Total Convertible Bond (Cost $445) ($ Thousands)		4

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Allos Therapeutics *‡‡	81,300	—
Dyax, Expires 12/31/19 *	1,964	—
Kinder Morgan Escrow *‡‡	69,896	—

Total Rights (Cost $—) ($ Thousands)		—

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 5.4%
SEI Liquidity Fund, L.P.
0.340% **†(D)	24,426,318	$24,426

Total Affiliated Partnership (Cost $24,426) ($ Thousands)		24,426

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	18,362,203	18,362

Total Cash Equivalent (Cost $18,362) ($ Thousands)		18,362

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.433%, 08/18/2016 (E)(F)	$790	789

Total U.S. Treasury Obligation (Cost $788) ($ Thousands)		789

Total Investments — 105.0% (Cost $475,622) ($ Thousands) @		$472,187

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index MINI	73	Mar-2016	$251

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $449,743 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

(A)	This security or a partial position of this security is on loan at February 29, 2016. The total market value of securities on loan at February 29, 2016 was $23,448 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 29, 2016 was $4 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Security is in default on interest payment.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2016 was $24,426 ($ Thousands).

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

February 29, 2016

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $475,622 ($ Thousands), and the unrealized appreciation and depreciation were $36,693 ($ Thousands) and ($40,128) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$428,606	$—	$—	$428,606
Convertible Bond	—	—	4	4
Rights	—	—	—	—
Affiliated Partnership	—	24,426	—	24,426
Cash Equivalent	18,362	—	—	18,362
U.S. Treasury Obligation	—	789	—	789

Total Investments in Securities	$446,968	$25,215	$4	$472,187

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$251	$—	$—	$251

Total Other Financial Instruments	$251	$—	$—	$251

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Liquidity Fund, L.P.	$60,495	$82,991	$(119,060)	$24,426	$641
SEI Daily Income Trust, Prime Obligation Fund, Class A	38,294	222,323	(242,255)	18,362	19

Totals	$98,789	$305,314	$(361,315)	$42,788	$660

12	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.7%

Consumer Discretionary — 13.3%
1-800-Flowers.com, Cl A *	7,301	$57
2U *(A)	45,540	1,018
Abercrombie & Fitch, Cl A (A)	79,928	2,322
AMC Entertainment Holdings, Cl A	5,365	129
American Eagle Outfitters (A)	47,870	730
Apollo Education Group, Cl A *	790	6
Arctic Cat	9,271	162
Bassett Furniture Industries	6,751	209
Beazer Homes USA *	12,567	92
Big Lots	31,929	1,292
BJ’s Restaurants *	4,572	202
Bloomin’ Brands	8,040	139
Bright Horizons Family Solutions *	19,079	1,209
Brinker International	20,400	1,016
Buffalo Wild Wings *	5,414	859
Build-A-Bear Workshop, Cl A *	5,142	73
Burlington Stores *	8,480	475
Cabela’s *(A)	8,972	430
Cablevision Systems, Cl A	3,920	127
Caesars Entertainment *(A)	6,977	63
Callaway Golf	76,033	676
Capella Education	3,802	176
Carmike Cinemas *	58,269	1,278
Carrols Restaurant Group *	4,598	61
Cavco Industries *	4,236	344
Century Communities *	1,803	28
Cheesecake Factory (A)	2,196	110
Children’s Place Retail Stores	623	42
Christopher & Banks *(A)	22,695	32
Chuy’s Holdings *	32,826	1,052
Citi Trends	13,457	249
ClubCorp Holdings	42,730	567
Cooper Tire & Rubber	17,212	676
Cooper-Standard Holding *	3,685	270
Core-Mark Holdings	15,495	1,141
Cracker Barrel Old Country Store (A)	2,831	419
Culp	4,492	114
Cumulus Media, Cl A *	24,565	6
Dave & Buster’s Entertainment *	34,187	1,262
Denny’s *	2,460	25
Diamond Resorts International *(A)	55,634	1,212
Dorman Products *(A)	5,303	268
DR Horton	1,368	37
DSW, Cl A	10,542	276
Entravision Communications, Cl A	28,383	219
Ethan Allen Interiors	14,047	401
Express *	35,505	612
Fiesta Restaurant Group *	49,299	1,633
Five Below *	33,583	1,288
Foot Locker	83	5
Francesca’s Holdings *	808	15

Description	Shares	Market Value ($ Thousands)

GameStop, Cl A	1,735	$53
Genesco *	13,350	881
Goodyear Tire & Rubber	2,574	78
Graham Holdings, Cl B	62	30
Gray Television *	28,366	327
Harte-Hanks	52,983	164
Haverty Furniture	2,601	51
Helen of Troy *	10,431	995
Hooker Furniture	4,443	142
Horizon Global *	26,332	232
Houghton Mifflin Harcourt *	1,869	35
HSN	669	35
Imax *	1,341	40
Isle of Capri Casinos *	993	11
J Alexander’s Holdings *	7,402	77
Jack in the Box	25,473	1,751
JAKKS Pacific *	4,101	30
John Wiley & Sons, Cl A	4,407	192
K12 *	7,424	73
Kirkland’s	5,413	77
La-Z-Boy, Cl Z	1,361	33
Libbey	1,857	31
Liberty Tripadvisor Holdings, Cl A *	2,861	58
Lithia Motors, Cl A	12,380	1,148
Loral Space & Communications *	3,217	103
Marriott Vacations Worldwide	14,189	859
MDC Partners, Cl A	160,499	3,422
Media General *	3,270	54
Modine Manufacturing *	4,866	46
Monro Muffler	13,845	947
Motorcar Parts & Accessories *	7,019	242
Murphy USA *	9,910	631
NACCO Industries, Cl A	791	39
National CineMedia	69,831	1,044
Nautilus *	14,696	248
New York Times, Cl A	11,622	146
Nexstar Broadcasting Group, Cl A	23,336	1,043
Nutrisystem	19,064	388
Office Depot *	11,385	58
Ollie’s Bargain Outlet Holdings *(A)	37,780	763
Overstock.com *	11,680	171
Oxford Industries	6,926	503
Papa John’s International	278	16
Penn National Gaming *	49,515	685
Perry Ellis International *	5,123	95
Pinnacle Entertainment *	1,611	47
Planet Fitness, Cl A *(A)	53,989	774
Pool	26,497	2,127
Ruth’s Hospitality Group	21,536	378
Scholastic	1,164	41
Select Comfort *	33,870	606
Shoe Carnival	8,873	209

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Sinclair Broadcast Group, Cl A	390	$12
Six Flags Entertainment	5,443	277
Skullcandy *	34,220	121
Smith & Wesson Holding *	3,233	82
SodaStream International *(A)	78,200	1,168
Standard Motor Products	1,442	43
Steven Madden *	59,465	2,093
Strayer Education *	106	5
Tailored Brands	17,810	275
Taylor Morrison Home, Cl A *	4,024	56
TEGNA	552	14
Tempur Sealy International *	22,705	1,309
Tenneco *	2,114	96
Texas Roadhouse, Cl A	38,215	1,594
Tile Shop Holdings *	55,160	696
Tilly’s, Cl A *	27,836	200
Tower International	1,581	34
Vail Resorts	703	90
Vince Holding *	41,121	266
Vista Outdoor *	17,145	845
Visteon	3,673	257
VOXX International, Cl A *	89,870	359
Wayfair, Cl A *(A)	6,598	257
William Lyon Homes, Cl A *	77,303	917
Zagg *	47,186	492
Zoe’s Kitchen *(A)	19,427	679

		59,570

Consumer Staples — 2.8%
Andersons	51,610	1,386
B&G Foods, Cl A	20,752	718
Cal-Maine Foods (A)	8,832	471
Casey’s General Stores	2,910	307
Central Garden and Pet, Cl A *	2,760	37
Chefs’ Warehouse *	43,259	816
Darling International *	70,830	638
Dean Foods (A)	14,229	275
Energizer Holdings	1,455	57
Farmer Brothers *	888	23
Fresh Del Monte Produce	19,182	769
Freshpet *(A)	55,567	370
Hain Celestial Group *	14,148	523
Ingredion	2,931	297
J&J Snack Foods	497	55
John B Sanfilippo & Son	11,008	766
Lancaster Colony	2,646	269
Medifast	6,152	187
National Beverage *	1,692	64
Natural Health Trends (A)	8,020	250
Nu Skin Enterprises, Cl A	902	28
Omega Protein *	66,646	1,583
Pinnacle Foods	7,608	329

Description	Shares	Market Value ($ Thousands)

Post Holdings *	4,905	$341
Rite Aid *	9,060	72
Sanderson Farms	2,523	230
Seaboard *	24	70
Snyder’s-Lance (A)	7,497	245
SpartanNash	11,174	307
SUPERVALU *	43,806	224
TreeHouse Foods *	10,518	888
USANA Health Sciences *	985	111
Vector Group	2,249	52
WD-40	447	48
Weis Markets	1,478	62

		12,868

Energy — 3.0%
Alon USA Energy	6,947	69
California Resources	112,998	64
CARBO Ceramics (A)	128,200	2,563
Carrizo Oil & Gas *	58,756	1,263
Cloud Peak Energy *(A)	33,058	56
Delek US Holdings	1,280	20
DHT Holdings	22,196	129
Diamondback Energy	5,827	415
Dril-Quip *	10,517	571
Forum Energy Technologies *	15,940	188
Gulfport Energy *	2,441	59
Matador Resources *(A)	32,590	526
Matrix Service *	1,737	32
Memorial Resource Development *	15,376	149
Nordic American Tankers	2,759	38
Oasis Petroleum *(A)	35,327	190
Oil States International *	40,878	1,067
Par Petroleum *	1,291	25
Patterson-UTI Energy	34,795	541
PBF Energy, Cl A	87,060	2,629
PHI *	270	5
Pioneer Energy Services *	45,444	62
REX American Resources *	67	3
Scorpio Tankers	12,206	76
Southwestern Energy *(A)	59,700	345
Stone Energy *(A)	46,590	72
Superior Energy Services	31,790	327
Teekay	13,164	105
Teekay Tankers, Cl A	41,276	170
Tidewater (A)	255,935	1,472
Ultra Petroleum *(A)	53,421	19
Western Refining	2,559	68
World Fuel Services	8,029	376

		13,694

Financials — 17.2%
Agree Realty ‡	4,426	164

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Alexander & Baldwin	1,305	$44
Alexandria Real Estate Equities ‡	2,634	209
Allied World Assurance Holdings	5,090	165
Ambac Financial Group *	5,020	77
American Campus Communities ‡	768	34
American Equity Investment Life Holding	66,014	898
American Financial Group	2,116	142
American Homes 4 Rent, Cl A ‡	52,695	738
American National Insurance	318	32
AMERISAFE	1,176	61
Apartment Investment & Management, Cl A ‡	5,178	190
Apple Hospitality ‡	4,002	76
Arch Capital Group *	2,000	136
Argo Group International Holdings	27,994	1,560
Armada Hoffler Properties ‡	11,057	118
Ashford Hospitality Prime ‡	5,106	50
Aspen Insurance Holdings	7,200	322
Associated Capital Group *	547	15
Assurant	1,780	127
Assured Guaranty	3,808	94
Axis Capital Holdings	8,824	474
Banc of California	2,438	37
Bancorp *	207,900	992
Bancorpsouth	12,757	254
Bank of the Ozarks	19,669	744
BankUnited	8,190	263
BBCN Bancorp	3,125	45
Beneficial Bancorp *	13,212	169
Blackstone Mortgage Trust, Cl A ‡	31,644	783
Bluerock Residential Growth, Cl A ‡	1,641	17
Boston Private Financial Holdings	24,076	254
Brixmor Property Group ‡	4,557	107
Camden National	88	3
Camden Property Trust ‡	3,254	243
Capital Bank Financial, Cl A	21,120	622
Capitol Federal Financial	73,810	928
CareTrust ‡	3,444	39
Cathay General Bancorp	945	25
Cedar Realty Trust ‡	4,676	32
Centerstate Banks	2,368	33
Central Pacific Financial	6,754	135
Chatham Lodging Trust ‡	3,920	79
Chemical Financial	9,574	324
Chesapeake Lodging Trust ‡	21,300	541
Chimera Investment ‡	4,437	58
Clifton Bancorp	1,930	28
CNO Financial Group	49,363	860
Colony Financial ‡	5,587	92
Columbia Banking System	20,485	591
Columbia Property Trust ‡	959	19
Commerce Bancshares	3,134	133

Description	Shares	Market Value ($ Thousands)

Communications Sales & Leasing ‡	3,028	$57
CoreSite Realty ‡	8,395	541
Corporate Office Properties Trust ‡	26,089	610
Corrections Corp of America ‡	4,945	143
CubeSmart ‡	10,703	320
CyrusOne ‡	19,668	780
DCT Industrial Trust ‡	15,770	571
Dime Community Bancshares	2,518	43
Douglas Emmett ‡	3,465	93
Duke Realty ‡	8,020	166
DuPont Fabros Technology ‡	5,289	189
Eagle Bancorp *	13,163	603
East West Bancorp	2,937	88
Education Realty Trust ‡	14,878	590
Employers Holdings	14,334	398
Endurance Specialty Holdings	6,683	416
Enova International *	1,948	11
Enterprise Financial Services	6,495	180
EPR Properties ‡	12,831	798
Equity Commonwealth *‡	7,376	196
Equity One ‡	20,458	561
EverBank Financial	44,925	585
Evercore Partners, Cl A	17,094	798
Everest Re Group	2,259	420
FBL Financial Group, Cl A	1,764	101
FBR	29,775	520
FCB Financial Holdings, Cl A *	9,289	279
Federated Investors, Cl B	8,248	216
Federated National Holding	4,916	117
Fidelity Southern	6,599	99
First American Financial	2,090	77
First BanCorp *	38,035	102
First Citizens BancShares, Cl A	318	74
First Commonwealth Financial	152,065	1,306
First Defiance Financial	5,329	209
First Horizon National	41,012	493
First Industrial Realty Trust ‡	7,080	152
First Interstate Bancsystem, Cl A	26,062	698
First Midwest Bancorp	6,443	108
First NBC Bank Holding *	12,968	306
First Niagara Financial Group	8,165	75
First Republic Bank	2,230	137
FirstMerit	8,944	176
Flagstar Bancorp *	7,663	147
Flushing Financial	2,494	52
FNB (Pennsylvania)	126,800	1,557
Forest City Realty Trust, Cl A ‡	4,103	77
Franklin Street Properties ‡	11,140	106
Fulton Financial	11,696	147
GAMCO Investors, Cl A	1,592	55
Gaming and Leisure Properties ‡	1,799	47
GEO Group ‡	13,661	397

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Gramercy Property Trust ‡	24,212	$183
Great Southern Bancorp	263	10
Great Western Bancorp	40,796	1,004
Green Dot, Cl A *	166,495	3,440
Hancock Holding	23,053	532
Hanmi Financial	783	16
Hanover Insurance Group	22,915	1,901
Healthcare Realty Trust ‡	4,100	119
Healthcare Trust of America, Cl A ‡	34,136	949
Heartland Financial USA	2,249	66
Hercules Capital	37,593	419
Heritage Financial	1,609	28
Heritage Insurance Holdings	16,301	318
Highwoods Properties ‡	36,750	1,600
Hilltop Holdings *	773	13
HomeStreet *	8,416	168
HomeTrust Bancshares *	4,433	78
Horace Mann Educators	27,617	851
Houlihan Lokey, Cl A	24,101	616
Hudson Pacific Properties ‡	1,128	29
Huntington Bancshares	9,343	82
Iberiabank	30,597	1,459
Independent Bank	14,579	295
Infinity Property & Casualty	7,656	572
Inland Real Estate ‡	3,205	34
International FCStone *	11,402	291
Investment Technology Group	9,452	173
Investors Bancorp	43,836	496
Jones Lang LaSalle	72	7
Kennedy-Wilson Holdings	2,450	47
Kilroy Realty ‡	151	8
LaSalle Hotel Properties ‡	69,463	1,691
LendingTree *	3,083	272
Lexington Realty Trust ‡	29,339	227
Liberty Property Trust ‡	1,259	36
Maiden Holdings	2,538	30
Manning & Napier, Cl A	45,100	309
MarketAxess Holdings	994	118
MB Financial	16,110	492
MFA Financial ‡	8,540	58
MGIC Investment *	13,726	94
Mid-America Apartment Communities ‡	2,632	237
Nasdaq	2,631	167
National General Holdings	13,400	267
National Health Investors ‡	8,790	553
National Penn Bancshares	3,771	42
National Retail Properties ‡	2,797	123
National Storage Affiliates Trust ‡	14,927	270
National Western Life Group, Cl A	60	13
Navigators Group *	5,921	479
NBT Bancorp	13,505	348
Nelnet, Cl A	2,910	109

Description	Shares	Market Value ($ Thousands)

New Residential Investments ‡	11,815	$138
OFG Bancorp (A)	501,384	2,918
Old National Bancorp	54,615	610
Old Republic International	4,429	79
OneBeacon Insurance Group, Cl A	8,639	112
OneMain Holdings, Cl A *	2,431	55
Opus Bank	5,847	189
Outfront Media ‡	5,478	112
Pacific Premier Bancorp *	2,055	42
PacWest Bancorp	13,708	441
PartnerRe	1,060	149
People’s United Financial	278	4
Physicians Realty Trust ‡	4,700	81
Piper Jaffray *	4,351	184
Post Properties ‡	3,756	209
PRA Group *	1,284	31
Preferred Bank	4,851	139
PrivateBancorp, Cl A	41,917	1,440
ProAssurance	10,555	520
PS Business Parks ‡	2,719	250
QTS Realty Trust, Cl A ‡	20,416	909
Radian Group	13,015	141
Regency Centers ‡	3,687	260
Regional Management *	1,616	25
Reinsurance Group of America, Cl A	147	13
RenaissanceRe Holdings	753	85
Retail Opportunity Investments ‡	1,882	35
RLJ Lodging Trust ‡	5,301	111
S&T Bancorp	1,040	26
Saul Centers ‡	5,847	286
Selective Insurance Group	1,613	54
ServisFirst Bancshares	1,668	61
Signature Bank NY *	7,510	973
Silver Bay Realty Trust ‡	1,004	14
SLM *	68,087	398
Sovran Self Storage ‡	8,017	853
StanCorp Financial Group	937	108
Starwood Property Trust ‡	5,461	96
Sterling Bancorp	55,028	793
Stifel Financial *	16,796	486
Stock Yards Bancorp	135	5
Stonegate Bank	370	11
Summit Hotel Properties ‡	3,600	39
Sun Communities ‡	1,862	126
Sunstone Hotel Investors ‡	7,620	98
SVB Financial Group *	9,306	827
Synovus Financial	1,601	43
Talmer Bancorp, Cl A	3,690	62
Taubman Centers ‡	250	18
TCF Financial	115,690	1,312
Towne Bank	4,281	75
Two Harbors Investment ‡	8,484	66

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Umpqua Holdings	743	$11
United Community Banks	12,400	215
United Fire Group	4,645	187
United Insurance Holdings	3,883	76
Univest Corp of Pennsylvania	10,950	209
Urban Edge Properties ‡	2,346	57
Urstadt Biddle Properties, Cl A ‡	7,336	145
Validus Holdings	18,244	819
Voya Financial	38,000	1,116
Walker & Dunlop *	3,505	81
Washington Federal	6,410	136
Waterstone Financial	7,609	107
Webster Financial	27,655	929
Weingarten Realty Investors ‡	4,375	154
WesBanco	1,146	32
Western Alliance Bancorp *	54,695	1,626
Weyerhaeuser ‡	1	—
White Mountains Insurance Group	169	130
Wintrust Financial	50,537	2,148
Xenia Hotels & Resorts ‡	2,981	46
Zions Bancorporation	361	8

		77,246

Health Care — 15.5%
ABIOMED *	19,868	1,590
Acadia Healthcare *	17,423	965
ACADIA Pharmaceuticals *	2,172	37
Adamas Pharmaceuticals *	15,235	195
Addus HomeCare *	3,979	90
Aerie Pharmaceuticals *	13,510	228
Affymetrix *	5,169	73
Aimmune Therapeutics *(A)	16,138	258
Akorn *	22,936	610
Alder Biopharmaceuticals *	12,923	245
Align Technology *	15,800	1,043
Alkermes *	2,555	82
Almost Family *	1,300	49
AMAG Pharmaceuticals *	46,310	1,217
Amedisys *	4,988	183
Amicus Therapeutics *(A)	44,550	274
AMN Healthcare Services *	33,736	959
Amphastar Pharmaceuticals *	877	9
Amsurg, Cl A *	37,743	2,568
Anacor Pharmaceuticals *	9,512	607
Analogic	31,030	2,327
AngioDynamics *	5,741	62
Anika Therapeutics *	4,070	184
Anthera Pharmaceuticals *	5,770	17
Applied Genetic Technologies *	6,992	93
Aralez Pharmaceuticals *	9,300	53
Avalanche Biotechnologies *	8,470	43
BioDelivery Sciences International *	328,970	1,276

Description	Shares	Market Value ($ Thousands)

Bio-Rad Laboratories, Cl A *	831	$112
BioSpecifics Technologies *	9,986	354
BioTelemetry *	7,111	86
Calithera Biosciences *	8,370	50
Cambrex *	14,902	575
Capital Senior Living *	85,532	1,461
Cara Therapeutics *	2,889	14
Cardiovascular Systems *	6,208	52
Catalent *	2,486	60
Charles River Laboratories International *	8,583	630
Chiasma *	17,105	169
Collegium Pharmaceutical *	12,257	214
Community Health Systems *	124,023	1,875
Concert Pharmaceuticals *	3,451	44
CONMED	974	39
Corcept Therapeutics *	20,102	77
CorMedix *(A)	18,673	29
Cross Country Healthcare *	29,835	370
Cynosure, Cl A *	55,956	2,276
Cytokinetics *	29,483	186
DBV Technologies ADR *	5,278	133
Dentsply International	1,685	103
DexCom *	12,838	835
Dicerna Pharmaceuticals *	3,873	19
Diplomat Pharmacy *(A)	27,850	992
Durect *	11,821	13
Dynavax Technologies *(A)	6,385	103
Emergent Biosolutions *	31,225	1,056
Enanta Pharmaceuticals *(A)	2,901	82
Ensign Group	5,990	123
Exelixis *	15,618	57
FibroGen *	11,708	203
Five Prime Therapeutics *	3,115	101
Flamel Technologies ADR *	156,674	1,368
Genomic Health *	3,709	94
Glaukos *(A)	15,996	263
Globus Medical, Cl A *	93,121	2,263
Greatbatch *	16,150	610
GW Pharmaceuticals ADR *(A)	3,828	157
Halozyme Therapeutics *	2,568	21
Health Net *	1,459	91
HealthSouth	25,367	894
Healthways *	1,025	11
Heska *	308	10
Hill-Rom Holdings	6,717	311
ICON *	13,503	961
ICU Medical *	3,841	353
Integra LifeSciences Holdings *	69,999	4,295
K2M Group Holdings *	39,169	464
Kindred Healthcare	149,000	1,566
Kite Pharma *	5,097	228
Lannett *(A)	18,000	453

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

LeMaitre Vascular	7,716	$114
Lexicon Pharmaceuticals *	35,137	328
LHC Group *	9,709	346
LifePoint Hospitals *	1,409	88
Ligand Pharmaceuticals, Cl B *	23,200	2,141
Lipocine *(A)	19,761	200
LivaNova *	7,034	397
Luminex *	12,895	241
MacroGenics *	2,122	34
Magellan Health Services *	3,059	193
Masimo *	7,263	275
Medicines *	10,740	345
Merit Medical Systems *	6,971	131
Molina Healthcare *	38,756	2,404
Momenta Pharmaceuticals *	6,632	56
Myriad Genetics *(A)	21,519	753
Natus Medical *	33,009	1,199
NeoGenomics *	35,377	225
Neovasc *	53,909	215
Neurocrine Biosciences *	11,050	406
Nevro *(A)	22,539	1,298
Novavax *(A)	7,309	32
NuVasive *	900	38
NxStage Medical *	21,480	320
Oncothyreon *	5,009	5
Ophthotech *	5,135	231
OraSure Technologies *	46,623	313
Orthofix International *	6,863	264
Otonomy *	13,146	167
Pacific Biosciences of California *	4,632	38
Pacira Pharmaceuticals *(A)	3,472	181
PDL BioPharma (A)	175,794	529
Penumbra *(A)	5,272	246
PerkinElmer	12,541	593
Pernix Therapeutics Holdings *(A)	69,107	152
Pfenex *	5,261	38
PharMerica *	18,044	417
Phibro Animal Health, Cl A	7,379	204
Portola Pharmaceuticals, Cl A *	6,480	183
Premier, Cl A *	26,163	851
Prestige Brands Holdings *	51,457	2,516
Prothena *	9,810	312
QIAGEN *	923	19
Quality Systems	7,402	115
Quintiles Transnational Holdings *	647	41
Radius Health *	10,639	312
RadNet *	11,540	66
Raptor Pharmaceutical *	12,285	43
Repligen *	2,956	76
Retrophin *	3,211	46
RTI Surgical *	14,157	50
Sage Therapeutics *	8,334	245

Description	Shares	Market Value ($ Thousands)

Sagent Pharmaceuticals *	3,079	$44
Sciclone Pharmaceuticals *	43,121	428
SeaSpine Holdings *	4,281	54
Sequenom *(A)	38,254	56
Seres Therapeutics *(A)	10,070	233
Sirona Dental Systems *	9,104	1,007
Sorrento Therapeutics *	1,125	7
Spectrum Pharmaceuticals *	7,425	34
STERIS	6,013	387
Sucampo Pharmaceuticals, Cl A *	19,635	258
Supernus Pharmaceuticals *	61,390	770
Surgical Care Affiliates *	7,234	293
SurModics *	7,819	146
Team Health Holdings *	2,903	129
Teleflex	2,954	422
TESARO *	14,144	572
TherapeuticsMD *(A)	30,446	186
Trevena *	31,765	266
Triple-S Management, Cl B *	18,647	489
Ultragenyx Pharmaceutical *	8,970	547
US Physical Therapy	4,639	235
VWR *	3,568	87
WellCare Health Plans *	4,833	434
Xencor *	1,819	20
Zafgen *	3,942	25
Zogenix *	1,982	21

		69,425

Industrials — 15.2%
AAR	16,587	353
Acacia Research (A)	438,285	1,385
ACCO Brands *	285,373	2,086
Actuant, Cl A	48,235	1,129
ADT	3,218	130
Aegion, Cl A *	6,265	113
Allegiant Travel, Cl A	362	59
Allied Motion Technologies	896	17
Altra Industrial Motion	10,043	244
American Woodmark *	4,475	306
Apogee Enterprises	55,344	2,210
Applied Industrial Technologies	2,251	87
ArcBest	2,728	53
Astec Industries	2,266	98
Astronics *	181	6
Atlas Air Worldwide Holdings *	64,900	2,350
Barnes Group	25,485	874
Barrett Business Services	3,444	120
Beacon Roofing Supply *	20,450	738
Brady, Cl A	9,700	253
Builders FirstSource *	23,862	189
BWX Technologies	5,377	172
CAI International *	5,313	41

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Carlisle	13,328	$1,202
CEB	382	21
Clean Harbors *	10,721	457
Comfort Systems USA	21,066	591
Continental Building Products *	8,326	141
CRA International *	5,088	100
Crane	43,700	2,143
Cubic	550	19
Curtiss-Wright	8,648	610
DigitalGlobe *	3,453	52
Ducommun *	5,507	79
DXP Enterprises *	28,900	393
Dycom Industries *	22,043	1,256
EMCOR Group	33,775	1,549
Engility Holdings *	8,491	123
Ennis	23,282	460
Enphase Energy *(A)	28,153	66
EnPro Industries	9,424	489
Exponent	330	15
Forward Air	19,270	785
FreightCar America	9,693	144
G&K Services, Cl A	7,651	507
Generac Holdings *	15,736	547
Genesee & Wyoming, Cl A *	17,131	972
Gibraltar Industries *	14,541	359
Global Brass & Copper Holdings	9,116	201
H&E Equipment Services	52,517	692
Hawaiian Holdings *	1,337	57
Heico	4,637	267
HEICO, Cl A	1,063	46
Heidrick & Struggles International	6,115	144
Hexcel	37,395	1,546
Huron Consulting Group *	42,950	2,385
ICF International *	1,289	44
IDEX	14,646	1,101
Insperity	8,907	423
Insteel Industries	4,479	117
Interface, Cl A	16,059	255
ITT	36,184	1,276
JetBlue Airways *	9,557	210
John Bean Technologies	6,098	321
Kaman	325	14
KAR Auction Services	8,388	297
Kforce	2,684	43
Kirby *	21,036	1,191
Korn/Ferry International	17,542	499
LB Foster, Cl A	113,427	1,558
Lincoln Electric Holdings	13,979	763
Macquarie Infrastructure	1,501	92
Manpowergroup	1,526	118
MasTec *	93,114	1,581
Matson	6,529	262

Description	Shares	Market Value ($ Thousands)

Matthews International, Cl A	8,122	$385
Middleby *	5,705	528
Mistras Group *	4,150	89
Moog, Cl A *	1,276	55
National Presto Industries	1,388	113
Navigant Consulting *	8,054	122
NCI Building Systems *	5,385	59
Northwest Pipe *	13,263	137
On Assignment *	61,919	2,044
Owens Corning	2,492	107
Patrick Industries *	8,445	373
Paylocity Holding *	32,878	974
PGT *	21,376	211
Proto Labs *(A)	13,050	849
Quanta Services *	663	13
RBC Bearings *	11,432	728
Regal-Beloit	18,823	1,027
Republic Airways Holdings *	4,700	3
Resources Connection	22,799	316
RPX *	12,986	129
SkyWest	4,938	89
Spirit AeroSystems Holdings, Cl A *	4,086	188
Standex International	9,450	666
Steelcase, Cl A	141,581	1,768
Swift Transporation, Cl A *	78,341	1,335
Team *	11,300	290
Teledyne Technologies *	3,038	259
Terex	2,494	56
Tetra Tech	20,764	572
Titan Machinery *(A)	66,130	630
TransUnion *	8,502	224
TriMas *	26,403	437
TriNet Group *	27,943	366
Triumph Group	106,622	3,248
TrueBlue *	17,233	395
UniFirst	3,365	355
United Rentals *	4,385	226
Universal Forest Products	7,120	546
USA Truck *	4,533	72
Vectrus *	738	14
Viad	8,483	241
Wabash National *	7,932	93
WageWorks *	54,619	2,631
Watts Water Technologies, Cl A	8,348	430
Wesco Aircraft Holdings *	249,840	3,195
West	2,481	55

		68,239

Information Technology — 20.6%
A10 Networks *	5,288	33
Acxiom *	95,643	1,984
Advanced Energy Industries *	8,268	247

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Ambarella *(A)	3,666	$170
Amkor Technology *	62,443	316
Ansys *	267	22
Applied Optoelectronics *(A)	20,445	368
Arrow Electronics *	2,692	154
Aspen Technology *	30,141	994
Atlassian, Cl A *(A)	21,976	522
Autobytel *	16,860	324
AVG Technologies *	6,038	116
Avnet	3,346	138
Axcelis Technologies *	17,342	43
Bankrate *	3,758	29
Barracuda Networks *	7,890	101
Benchmark Electronics *	17,812	386
Black Box	111,295	1,475
Blackbaud	29,380	1,661
Blucora *	8,792	54
BroadSoft *	24,526	905
Brocade Communications Systems	18,287	182
Cabot Microelectronics	444	17
CACI International, Cl A *	12,158	1,175
CalAmp *	154,598	2,826
Callidus Software *	100,634	1,382
Carbonite *	3,292	25
Cardtronics *	35,689	1,203
Cavium *	11,188	666
Checkpoint Systems	24,287	182
Ciena *	48,520	995
Cimpress *(A)	12,079	1,065
Cirrus Logic *	2,723	96
Coherent *	9,660	817
Cohu	13,692	156
CommVault Systems *	19,110	716
comScore *	15,255	628
Comtech Telecommunications	8,328	171
Convergys	35,171	907
CoreLogic *	460	16
Cornerstone OnDemand *	61,565	1,773
CoStar Group *	5,701	1,009
Cray *	1,852	78
CSG Systems International	6,580	250
Cypress Semiconductor	78,000	622
DHI Group *	7,623	59
Diebold	15,497	385
Digi International *	1,912	16
Digimarc *(A)	5,811	176
EarthLink Holdings	10,588	60
Ebix (A)	837	31
EchoStar, Cl A *	4,913	220
Electronics For Imaging *	7,462	296
Ellie Mae *	2,750	231
EMCORE *	29,835	159

Description	Shares	Market Value ($ Thousands)

EPAM Systems *	1,310	$90
ePlus *	370	28
Euronet Worldwide *	3,319	217
Everi Holdings *	7,051	21
EVERTEC	4,881	58
Everyday Health *	9,303	44
Exar *	6,734	36
ExlService Holdings *	30,954	1,458
Extreme Networks *	27,157	77
Fair Isaac	5,455	543
Fairchild Semiconductor International, Cl A *	5,395	108
Finisar *	20,125	293
First Solar *	3,448	248
FleetMatics Group *(A)	5,074	183
FormFactor *	1,688	13
Fortinet *	9,960	283
Gigamon *	6,895	189
GoDaddy, Cl A *(A)	8,987	282
Guidewire Software *	26,840	1,321
Hackett Group	6,781	94
Heartland Payment Systems	13,103	1,225
HubSpot *	29,729	1,238
II-VI *	17,084	375
Immersion *	21,593	194
Imperva *	5,302	233
Infinera *	45,175	709
Infoblox *	67,724	1,048
Ingram Micro, Cl A	2,772	99
Inphi *	15,011	380
Insight Enterprises *	3,091	81
Integrated Device Technology *	15,522	301
Ixia *	68,754	784
IXYS	10,518	119
j2 Global	15,749	1,151
Keysight Technologies *	28,500	744
Leidos Holdings	1,448	63
Liquidity Services *	15,387	72
Littelfuse	9,239	1,050
LogMeIn *	5,408	275
Lumentum Holdings *	10,501	252
Luxoft Holding, Cl A *	6,048	307
MA-Com Technology Solutions *	20,948	794
Manhattan Associates *	7,579	419
ManTech International, Cl A	8,899	259
Marketo *	85,160	1,437
Marvell Technology Group	12,926	123
Mattson Technology *	10,046	36
MAXIMUS	43,573	2,142
MaxLinear, Cl A *	65,680	1,057
Mellanox Technologies *	10,660	542
Mentor Graphics	14,550	278

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Methode Electronics	740	$21
Microsemi *	49,884	1,727
MicroStrategy, Cl A *	1,108	178
MKS Instruments	11,078	364
MoneyGram International *	6,453	35
Monolithic Power Systems	31,484	1,859
Monotype Imaging Holdings	56,605	1,344
Monster Worldwide *	2,875	9
Multi-Fineline Electronix *	18,694	422
NeoPhotonics *	44,382	486
NETGEAR *	20,951	828
NeuStar, Cl A *(A)	8,200	204
New Relic *	9,464	252
NIC	6,378	112
Nuance Communications *	6,374	124
Oclaro *	148,010	727
ON Semiconductor *	3,236	27
Open Text	43,000	2,139
Orbotech *	38,100	863
OSI Systems *	50,580	3,053
Pandora Media *	36,916	377
Paycom Software *	6,758	215
PDF Solutions *	94,051	1,068
Perficient *	75,442	1,362
PFSweb *	18,517	239
Photronics *	15,352	156
Polycom *	4,273	44
Progress Software *	14,710	371
Proofpoint *	44,330	2,076
PTC *	25,680	794
Q2 Holdings *	13,509	274
QAD, Cl A	4,375	86
Qlik Technologies *	26,508	615
QLogic *	20,392	263
Qualys *	44,760	1,118
Quantum *(A)	155,875	79
QuinStreet *	17,087	51
RealPage *	1,200	24
RetailMeNot *	36,865	298
RingCentral, Cl A *	61,375	1,135
Rovi *	21,769	496
Rubicon Project *	13,798	227
Rudolph Technologies *	23,001	298
Sanmina *	15,089	311
Science Applications International	1,117	50
Semtech *	22,480	431
ShoreTel *	30,005	222
Sigma Designs *	16,594	114
Silicon Graphics International *	300,235	1,822
Silicon Laboratories *	21,237	876
Silver Spring Networks *	7,025	88
SS&C Technologies Holdings	4,407	257

Description	Shares	Market Value ($ Thousands)

Stamps.com *	3,737	$443
SunEdison *	9,287	18
Super Micro Computer *	7,378	240
Sykes Enterprises *	33,103	1,009
Synaptics *	10,579	859
SYNNEX	2,356	221
Synopsys *	4,921	220
Tableau Software, Cl A *	6,036	275
Take-Two Interactive Software *	59,727	2,150
Tech Data *	6,053	426
Telenav *	7,176	43
TeleTech Holdings	13,238	367
Teradyne	4,020	77
Tessera Technologies	8,239	243
Tyler Technologies *	656	79
Ultimate Software Group *	4,825	829
Unisys *	996	11
United Online *	11,859	146
Universal Display *	5,815	278
Vasco Data Security International *(A)	3,928	54
VeriFone Holdings *	16,568	396
Verint Systems *	18,642	662
WebMD Health, Cl A *	5,116	284
Xcerra *	3,055	17
XO Group *	6,147	88
Zendesk *	12,952	237
Zix *	21,338	85
Zynga, Cl A *	15,544	33

		92,406

Materials — 2.9%
AEP Industries	1,532	121
Allegheny Technologies (A)	27,611	370
American Vanguard	32,000	404
Axiall	962	19
Bemis	262	13
Berry Plastics Group *	80,570	2,508
Cabot	7,463	332
Chemtura *	23,245	586
Ferroglobe	2,400	19
FMC	20,300	764
FutureFuel	11,707	150
Graphic Packaging Holding	44,430	548
Headwaters *	49,145	866
Innophos Holdings	11,456	332
Innospec	8,553	371
KMG Chemicals	2,124	46
Koppers Holdings	6,299	111
LSB Industries *(A)	112,027	654
Martin Marietta Materials	1,090	155
Neenah Paper	4,771	289
Olin	22,432	340

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Olympic Steel	324	$3
PolyOne	41,626	1,120
Rayonier Advanced Materials	5,238	39
Schnitzer Steel Industries, Cl A	1,396	20
Sensient Technologies	5,083	292
Silgan Holdings	5,751	295
Stepan	1,362	68
Summit Materials, Cl A *	49,264	900
SunCoke Energy	5,922	28
Trinseo *(A)	3,790	113
United States Steel (A)	72,000	657
US Concrete *	7,221	388

		12,921

Telecommunication Services — 0.6%
8x8 *	35,870	417
Atlantic Telegraph-Network	2,319	167
Boingo Wireless *	43,910	315
Cincinnati Bell *	69,578	240
Cogent Communications Holdings	9,232	339
IDT, Cl B	9,364	122
Inteliquent	8,169	139
Intelsat *(A)	12,775	22
Shenandoah Telecommunications	1,487	36
Telephone & Data Systems	21,092	563
US Cellular *	1,132	47
Vonage Holdings *	55,080	296

		2,703

Utilities — 2.6%
AGL Resources	2,663	172
Alliant Energy	620	42
American States Water	3,667	156
American Water Works	7,067	458
Atlantic Power (A)	12,990	22
Atmos Energy	3,625	252
Avista	678	26
Black Hills	1,183	66
California Water Service Group	4,665	115
Cleco	17,864	820
CMS Energy	4,358	172
Great Plains Energy	27,101	795
Hawaiian Electric Industries *	2,457	72
IDACORP	6,785	481
ITC Holdings	1,840	75
Laclede Group	17,915	1,174
NorthWestern	4,732	281
NRG Yield, Cl C (A)	2,425	32
ONE Gas	4,898	284
Pepco Holdings	5,486	144
Piedmont Natural Gas	3,858	229
Pinnacle West Capital	8,679	597

Description	Shares	Market Value ($ Thousands)

PNM Resources	46,935	$1,498
Portland General Electric	43,650	1,661
Questar	4,068	101
SCANA	7,323	476
Southwest Gas	2,225	136
TECO Energy	5,224	144
UGI	11,603	429
Unitil	778	31
Vectren	9,763	444
Westar Energy, Cl A	4,382	190
WGL Holdings	75	5

		11,580

Total Common Stock (Cost $438,258) ($ Thousands)		420,652

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Dyax, Expires 12/31/2019*	4	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares

AFFILIATED PARTNERSHIP — 5.6%
SEI Liquidity Fund, L.P.
0.340% **†(B)	25,224,217	25,224

Total Affiliated Partnership (Cost $25,224) ($ Thousands)		25,224

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	26,466,057	26,466

Total Cash Equivalent (Cost $26,466) ($ Thousands)		26,466

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.433%, 08/18/2016 (C)(D)	$1,140	1,138

Total U.S. Treasury Obligation (Cost $1,138) ($ Thousands)		1,138

Total Investments — 105.5% (Cost $491,086) ($ Thousands) @		$473,480

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Concluded)

February 29, 2016

A list of open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index MINI	198	Mar-2016	$571

For the period ended February 29, 2016 , the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $448,708 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 29, 2016. The total market value of securities on loan at February 29, 2016 was $24,685 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2016 was $25,224 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $491,086 ($ Thousands), and the unrealized appreciation and depreciation were $25,617 ($ Thousands) and ($43,223) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$420,652	$—	$—	$420,652
Rights	—	—	—	—
Affiliated Partnership	—	25,224	—	25,224
Cash Equivalent	26,466	—	—	26,466
U.S. Treasury Obligation	—	1,138	—	1,138

Total Investments in Securities	$447,118	$26,362	$—	$473,480

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$571	$—	$—	$571

Total Other Financial Instruments	$571	$—	$—	$571

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchased at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Liquidity Fund, L.P.	$29,914	$68,940	$(73,630)	$25,224	$265
SEI Daily Income Trust, Prime Obligation Fund, Class A	19,426	248,962	(241,922)	26,466	10

Totals	$49,340	$317,902	$(315,552)	$51,690	$275

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 14.5%
2U *(A)	265,940	$5,944
Abercrombie & Fitch, Cl A (A)	44,252	1,285
American Eagle Outfitters (A)	145,359	2,218
Aramark	81,031	2,546
Arctic Cat	10,442	182
Ascena Retail Group *(A)	116,340	983
Bassett Furniture Industries	3,689	114
Big Lots	37,900	1,533
BorgWarner	20,153	659
Bright Horizons Family Solutions *	121,597	7,706
Brinker International	15,900	792
Brunswick	36,748	1,563
Buffalo Wild Wings *	14,370	2,280
Burlington Stores *	32,730	1,835
Cabela’s *(A)	24,180	1,160
Cablevision Systems, Cl A	9,285	302
CalAtlantic Group	33,905	1,029
Caleres	47,386	1,343
Callaway Golf	209,439	1,862
Carmike Cinemas *	162,400	3,563
Carriage Services, Cl A	96,515	1,989
Carrols Restaurant Group *	8,036	107
Carter’s	41,275	4,195
Children’s Place	2,112	144
Citi Trends	10,136	187
ClubCorp Holdings	69,040	916
Coach	23,790	926
Cooper Tire & Rubber	35,901	1,411
Core-Mark Holding	28,340	2,087
Crocs *	93,249	913
Dave & Buster’s Entertainment *	66,886	2,469
Denny’s *	8,526	88
Destination XL Group *	87,486	389
Diamond Resorts International *(A)	187,510	4,086
Dillard’s, Cl A	20,600	1,724
Dollar General	9,713	721
Dorman Products *(A)	5,972	302
DR Horton	47,821	1,278
DSW, Cl A	122,429	3,208
Dunkin’ Brands Group	68,491	3,190
Entravision Communications, Cl A	9,968	77
Ethan Allen Interiors	10,574	302
Express *	81,012	1,396
Five Below *	148,193	5,683
Foot Locker	767	48
GameStop, Cl A (A)	44,524	1,372
Gannett	18,350	280
G-III Apparel Group *	40,590	2,141
Goodyear Tire & Rubber	123,422	3,717
Graham Holdings, Cl B	223	109
Grand Canyon Education *	91,743	3,576

Description	Shares	Market Value ($ Thousands)

Gray Television *	226,060	$2,609
Group 1 Automotive	14,300	797
H&R Block	46,002	1,512
Harley-Davidson	43,843	1,893
Harte-Hanks	48,525	150
Haverty Furniture	39,386	766
Helen of Troy *	56,747	5,411
Hibbett Sports *(A)	107,571	3,819
Hooker Furniture	5,906	188
Horizon Global *	29,658	262
Imax *	81,173	2,395
Interpublic Group	18,636	399
J Alexander’s Holdings *	20,216	210
J.C. Penney *	31,620	322
Jarden *	40,127	2,122
John Wiley & Sons, Cl A	12,706	553
La-Z-Boy, Cl Z	31,442	766
Lear	38,618	3,914
Libbey	276,543	4,599
Lithia Motors, Cl A	45,060	4,178
LKQ *	207,855	5,737
MarineMax *	49,300	875
Marriott Vacations Worldwide	1,006	61
Mattel	56,080	1,824
MDC Partners, Cl A (A)	173,900	3,707
Michael Kors Holdings *	14,940	846
Monro Muffler (A)	21,006	1,436
Motorcar Parts & Accessories *	56,920	1,964
Murphy USA *	11,929	760
National CineMedia	606,207	9,063
Nautilus *	103,435	1,747
New York Times, Cl A	7,101	89
Newell Rubbermaid (A)	46,905	1,783
Office Depot *	37,527	191
Ollie’s Bargain Outlet Holdings *(A)	100,225	2,024
Oxford Industries	4,940	359
Panera Bread, Cl A *	6,540	1,355
Penn National Gaming *	58,410	808
Perry Ellis International *	1,454	27
Planet Fitness, Cl A *(A)	143,221	2,052
Polaris Industries (A)	30,992	2,724
Pool	40,674	3,265
Rent-A-Center, Cl A	29,900	382
Restaurant Brands International (A)	51,045	1,790
Ruth’s Hospitality Group	45,532	800
Sally Beauty Holdings *	231,106	7,298
Scholastic	3,427	120
Sequential Brands Group *(A)	214,400	1,494
ServiceMaster Global Holdings *	164,530	6,241
Shoe Carnival	28,738	677
Skullcandy *	3,773	13
Sonic Automotive, Cl A	59,100	1,132

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Stage Stores (A)	77,000	$647
Steven Madden *	10,987	387
Tailored Brands	20,059	310
TEGNA	95,604	2,356
Tempur Sealy International *	48,300	2,785
Tenneco *	12,447	567
Texas Roadhouse, Cl A	52,630	2,195
Tile Shop Holdings *	146,330	1,847
Tilly’s, Cl A *	34,985	251
Tumi Holdings *	84,437	1,668
Visteon	25,650	1,793
Wendy’s	88,011	825
Whirlpool	6,200	963
Wolverine World Wide	189,603	3,589
Wyndham Worldwide	16,077	1,171
Zagg *	56,301	587
Zoe’s Kitchen *(A)	53,158	1,857

		211,237

Consumer Staples — 3.6%
B&G Foods, Cl A	39,029	1,350
Boston Beer, Cl A *(A)	5,506	1,036
Casey’s General Stores	13,682	1,444
Chefs’ Warehouse *	114,762	2,166
Coca-Cola Enterprises	7,670	372
Darling Ingredients *	132,186	1,191
Dean Foods (A)	84,391	1,628
Energizer Holdings	49,677	1,934
Fresh Del Monte Produce	41,437	1,662
Freshpet *(A)	261,311	1,738
Hain Celestial Group *	60,676	2,243
Hershey	8,882	807
Ingredion	35,231	3,566
JM Smucker	3,767	481
John B Sanfilippo & Son	7,082	493
Lancaster Colony	3,366	343
Landec *	228,517	2,306
Nu Skin Enterprises, Cl A	2,972	91
Omega Protein *	124,972	2,968
Pinnacle Foods	227	10
Post Holdings *	36,884	2,562
Rite Aid *	348,287	2,769
Sanderson Farms	7,073	645
Seaboard *	64	187
Snyder’s-Lance (A)	8,444	276
SpartanNash	7,119	195
Spectrum Brands Holdings	85,116	8,152
SUPERVALU *	154,104	787
Sysco	11,478	506
TreeHouse Foods *	35,404	2,989
WD-40	26,567	2,869
Weis Markets	24,331	1,013

Description	Shares	Market Value ($ Thousands)

WhiteWave Foods, Cl A *	30,102	$1,166

		51,945

Energy — 3.4%
Alberta Oilsands *	1,600,500	148
Approach Resources *(A)	762,680	575
Ardmore Shipping	133,498	1,073
Atwood Oceanics (A)	15,300	105
Bill Barrett *(A)	806,000	2,305
California Resources	434,805	244
Carrizo Oil & Gas *	83,669	1,799
DHT Holdings	39,811	232
Diamondback Energy	9,815	699
Dril-Quip *	55,171	2,993
Energy XXI Bermuda (A)	8,400	3
EQT	9,432	526
Forum Energy Technologies *	42,370	498
Green Plains Renewable Energy	30,500	415
Gulfport Energy *	98,045	2,353
HollyFrontier	43,900	1,485
Matador Resources *(A)	86,456	1,395
Matrix Service *	134,167	2,467
Memorial Resource Development *	17,301	167
Nabors Industries	67,900	486
Navigator Holdings *(A)	74,700	1,162
Newfield Exploration *	21,592	588
Newpark Resources *	85,200	318
Noble (A)	50,500	421
Nordic American Tankers	11,057	153
Oasis Petroleum *(A)	97,038	523
Oil States International *	61,345	1,602
Pacific Ethanol *(A)	455,200	1,794
Par Petroleum *	416	8
Parsley Energy, Cl A *	70,753	1,300
PBF Energy, Cl A	50,234	1,517
Pioneer Natural Resources	5,594	674
RigNet *	194,115	2,562
Rowan, Cl A	31,900	425
Scorpio Tankers	570,964	3,551
Ship Finance International	782	10
Spectra Energy	12,107	354
StealthGas *	245,664	764
Stone Energy *	123,600	192
Superior Energy Services	65,496	673
Synergy Resources *	318,183	1,989
Teekay	38,206	306
Teekay Tankers, Cl A	18,635	77
Tesoro	40,010	3,228
TETRA Technologies *	365,000	1,840
US Silica Holdings	69,793	1,339
Westmoreland Coal *(A)	267,400	1,645
World Fuel Services	12,115	567

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

WPX Energy *	145,477	$598

		50,148

Financials — 21.8%
Agree Realty ‡	11,260	417
Alexandria Real Estate Equities ‡	18,848	1,492
Allied World Assurance Holdings	53,978	1,748
Allstate	13,218	839
American Campus Communities ‡	56,669	2,480
American Financial Group	90,605	6,078
American National Insurance	1,048	107
Ameriprise Financial	6,781	569
AMERISAFE	1,742	90
AmTrust Financial Services	49,892	1,220
Apartment Investment & Management, Cl A ‡	54,632	2,000
Apple Hospitality ‡	13,191	251
Arch Capital Group *	50,692	3,444
Ares Capital	53,000	724
Argo Group International Holdings	10,889	607
Armada Hoffler Properties ‡	7,346	78
Ashford *	670	27
Ashford Hospitality Prime ‡	3,000	29
Ashford Hospitality Trust ‡	83,700	463
Aspen Insurance Holdings	64,440	2,880
Associated Banc	72,700	1,250
Assurant	28,283	2,011
Assured Guaranty	12,551	311
Axis Capital Holdings	24,980	1,342
Banco Latinoamericano de Comercio Exterior, Cl E	65,100	1,391
Bancorpsouth	79,978	1,593
Bank of the Ozarks	34,408	1,302
BankUnited	55,624	1,787
Beneficial Bancorp *	41,866	535
Blackstone Mortgage Trust, Cl A ‡	62,413	1,544
Boston Private Financial Holdings	27,117	286
Brandywine Realty Trust ‡	121,300	1,493
Brixmor Property Group ‡	47,724	1,118
Camden Property Trust ‡	10,096	755
Capital Bank Financial, Cl A	4,192	123
CareTrust ‡	2,418	28
CatchMark Timber Trust, Cl A ‡	293,900	3,130
CBL & Associates Properties ‡	70,700	815
Cedar Realty Trust ‡	443,000	3,026
Centerstate Banks	6,842	96
Central Pacific Financial	198,768	3,961
Chatham Lodging Trust ‡	37,400	750
Chemical Financial	11,359	384
Chimera Investment ‡	76,626	998
Clifton Bancorp	5,947	88
CNA Financial	28,100	814

Description	Shares	Market Value ($ Thousands)

CNO Financial Group	394,824	$6,882
Colony Financial ‡	8,691	143
Colony Starwood Homes ‡	106,200	2,332
Columbia Property Trust ‡	3,160	64
Comerica	58,714	1,983
Commerce Bancshares	6,428	273
Communications Sales & Leasing ‡	9,981	188
Community Trust Bancorp	17,255	582
Corporate Office Properties Trust ‡	29,385	688
Corrections Corp of America ‡	16,300	472
Cousins Properties ‡	63,500	550
CubeSmart ‡	40,405	1,208
Customers Bancorp *	144,990	3,284
CYS Investments ‡	125,100	981
DDR ‡	75,179	1,258
DiamondRock Hospitality ‡	89,369	795
Digital Realty Trust ‡	23,019	1,820
Dime Community Bancshares	51,404	875
Douglas Emmett ‡	11,420	307
Duke Realty ‡	110,315	2,281
DuPont Fabros Technology ‡	76,076	2,712
E*TRADE Financial *	100,347	2,354
Eagle Bancorp *	74,716	3,425
East West Bancorp	7,085	212
Education Realty Trust ‡	16,757	664
Employers Holdings	113,320	3,146
Endurance Specialty Holdings	47,273	2,944
Enterprise Financial Services	17,315	480
EPR Properties ‡	2,015	125
Equinix ‡	2,278	692
Equity Commonwealth *‡	156,792	4,175
Equity One ‡	27,534	755
Evercore Partners, Cl A	29,248	1,365
Everest Re Group	20,143	3,749
FBL Financial Group, Cl A	4,897	282
FBR	118,302	2,064
Federated Investors, Cl B	9,290	243
FelCor Lodging Trust ‡	241,300	1,786
Fidelity Southern	13,299	199
Financial Engines (A)	97,012	2,367
First Citizens BancShares, Cl A	314	74
First Defiance Financial	16,796	658
First Foundation *	38,600	838
First Horizon National	46,192	555
First Industrial Realty Trust ‡	12,186	262
First Interstate Bancsystem, Cl A	25,116	673
First NBC Bank Holding *	14,612	345
First Niagara Financial Group	26,914	249
First Republic Bank	25,455	1,567
FirstMerit	12,816	252
Flagstar Bancorp *	18,305	351
Flushing Financial	69,031	1,425

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

FNF Group	102,546	$3,382
FNFV Group *	162,400	1,652
Forest City Realty Trust, Cl A ‡	14,305	267
Franklin Street Properties ‡	152,810	1,453
Fulton Financial	282,646	3,564
Gaming and Leisure Properties ‡	5,930	155
Geo Group ‡	203,500	5,910
Gramercy Property Trust ‡	418,583	3,160
Great Southern Bancorp	731	27
Hancock Holding	133,894	3,089
Hanmi Financial	7,700	160
Hanover Insurance Group	58,284	4,835
Hartford Financial Services Group	13,711	578
Healthcare Trust of America, Cl A ‡	9,645	268
Heartland Financial USA	5,535	163
Hercules Capital	42,341	472
Heritage Financial	4,983	87
Heritage Insurance Holdings	990	19
HomeTrust Bancshares *	14,464	255
Horace Mann Educators	25,048	772
Hospitality Properties Trust ‡	99,100	2,406
Host Hotels & Resorts ‡	42,957	658
Houlihan Lokey, Cl A	63,830	1,632
Huntington Bancshares	505,323	4,422
Iberiabank	32,255	1,538
Independent Bank	28,828	524
Infinity Property & Casualty	6,967	521
International Bancshares	55,700	1,256
International FCStone *	17,173	438
Investment Technology Group	50,185	919
Investors Bancorp	393,290	4,452
Janus Capital Group	74,854	968
Jones Lang LaSalle	169	17
Kearny Financial	86,737	1,038
Kemper	125,300	3,368
Kennedy-Wilson Holdings	177,400	3,374
KeyCorp	357,576	3,772
Kilroy Realty ‡	348	19
Lexington Realty Trust ‡	337,465	2,612
Liberty Property Trust ‡	3,655	106
Lincoln National	37,500	1,370
LPL Financial Holdings (A)	122,970	2,488
M&T Bank	6,099	625
Mack-Cali Realty ‡	157,323	3,131
Maiden Holdings	301,132	3,605
MB Financial	18,145	554
Medical Properties Trust ‡	85,464	989
Meridian Bancorp	243,900	3,363
MFA Financial ‡	219,549	1,495
MGIC Investment *	100,600	688
Mid-America Apartment Communities ‡	7,756	698
Mortgage Investment Trust ‡	82,400	1,016

Description	Shares	Market Value ($ Thousands)

Nasdaq	34,312	$2,172
National Bank Holdings, Cl A	119,395	2,309
National General Holdings	124,010	2,472
National Health Investors ‡	15,800	994
National Retail Properties ‡	9,220	406
National Storage Affiliates Trust ‡	139,318	2,520
Navient	53,300	577
Navigators Group *	4,167	337
NBT Bancorp	14,646	378
Nelnet, Cl A	39,700	1,493
New Residential Investments ‡	18,944	222
Northfield Bancorp	234,300	3,681
NorthStar Realty Finance ‡	98,777	1,234
OFG Bancorp	134,544	783
Old Republic International	14,598	260
Omega Healthcare Investors ‡	43,400	1,391
OneMain Holdings, Cl A *	5,530	125
Opus Bank	86,910	2,804
Outfront Media ‡	16,818	344
PacWest Bancorp	15,439	497
PartnerRe	2,557	359
Piedmont Office Realty Trust, Cl A ‡	91,000	1,672
Popular	113,081	2,997
Post Properties ‡	12,381	690
Preferred Bank	13,492	385
PrivateBancorp, Cl A	53,620	1,842
Prospect Capital (A)	212,000	1,526
PS Business Parks ‡	4,223	388
QTS Realty Trust, Cl A ‡	2,308	103
RAIT Financial Trust ‡	22,999	60
Regency Centers ‡	11,020	778
Regional Management *	1,659	25
Regions Financial	322,100	2,422
Reinsurance Group of America, Cl A	19,266	1,736
RenaissanceRe Holdings	1,656	187
Republic Bancorp, Cl A	31,200	799
Retail Opportunity Investments ‡	526	10
RMR Group *	2,404	54
Rouse Properties ‡	80,200	1,463
Ryman Hospitality Properties ‡	27,338	1,309
Sabra Health Care ‡	44,600	888
Saul Centers ‡	6,870	336
Select Income ‡(A)	94,861	1,956
Selective Insurance Group	1,672	56
Senior Housing Properties Trust ‡	58,275	910
Seritage Growth Properties ‡(A)	58,600	2,424
ServisFirst Bancshares	5,314	194
Signature Bank NY *	35,116	4,549
SLM *	76,686	448
Sovran Self Storage ‡	5,930	631
StanCorp Financial Group	3,089	355
Starwood Property Trust ‡	52,602	923

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

State Bank Financial	195,200	$3,654
Sterling Bancorp	61,978	893
Stifel Financial *	44,575	1,291
Stock Yards Bancorp	326	12
Stonegate Bank	341	10
Sun Communities ‡	4,139	280
Sunstone Hotel Investors ‡	99,707	1,286
SunTrust Banks	18,024	598
SVB Financial Group *	24,682	2,193
Synovus Financial	167,478	4,453
Talmer Bancorp, Cl A	3,814	64
Taubman Centers ‡	923	65
TCF Financial	198,413	2,250
THL Credit	79,347	780
Towne Bank	14,194	247
Two Harbors Investment ‡	148,605	1,152
United Community Banks	311,570	5,393
United Fire Group	12,000	484
Universal Insurance Holdings (A)	27,200	531
Univest Corp of Pennsylvania	12,333	235
Unum Group	94,822	2,705
Urstadt Biddle Properties, Cl A ‡	23,415	463
Validus Holdings	70,381	3,161
VEREIT ‡	174,900	1,403
Washington Federal	79,548	1,686
Waterstone Financial	24,948	352
Webster Financial	28,610	962
Weingarten Realty Investors ‡	10,409	367
WesBanco	30,800	871
Westamerica Bancorporation (A)	28,444	1,280
Western Alliance Bancorp *	155,186	4,612
Weyerhaeuser ‡	1	—
White Mountains Insurance Group	343	263
WisdomTree Investments (A)	224,833	2,664
World Acceptance *(A)	13,400	492
Yadkin Financial (A)	103,762	2,246
Zions Bancorporation	144,757	3,086

		318,716

Health Care — 11.1%
ABIOMED *	30,659	2,453
Acadia Healthcare *	123,971	6,869
Accuray *	787,700	3,978
Adamas Pharmaceuticals *	37,019	474
Aerie Pharmaceuticals *(A)	35,890	604
Aimmune Therapeutics *(A)	42,825	685
Akorn *	60,848	1,618
Alder Biopharmaceuticals *	34,279	651
Alere *	18,200	970
Align Technology *	103,612	6,842
Alkermes *	4,204	136
Almost Family *	2,906	110

Description	Shares	Market Value ($ Thousands)

Alnylam Pharmaceuticals *	15,511	$909
AMAG Pharmaceuticals *	15,400	405
Amedisys *	257	9
AmerisourceBergen	4,193	363
Amicus Therapeutics *(A)	118,180	728
AMN Healthcare Services *	83,090	2,362
Amphastar Pharmaceuticals *	2,439	26
Amsurg, Cl A *	109,560	7,456
Anacor Pharmaceuticals *	15,990	1,020
AngioDynamics *	9,026	98
Atara Biotherapeutics *	55,967	920
athenahealth *	18,477	2,385
Bio-Rad Laboratories, Cl A *	1,908	257
Bluebird Bio *	19,706	911
Bruker	96,832	2,516
C.R. Bard	10,927	2,102
Calithera Biosciences *	16,722	99
Cambrex *	96,690	3,729
Charles River Laboratories International *	30,700	2,254
Chiasma *	45,375	448
Community Health Systems *	50,087	757
Cooper	24,261	3,468
DBV Technologies ADR *(A)	56,382	1,418
Dentsply International	51,882	3,163
Depomed *(A)	29,700	454
DexCom *	79,023	5,141
Diplomat Pharmacy *(A)	73,874	2,631
Eagle Pharmaceuticals *(A)	12,377	785
Emergent Biosolutions *	3,581	121
Endologix *	243,499	2,099
Exact Sciences *(A)	49,582	249
Flamel Technologies ADR *	52,400	457
Glaukos *(A)	42,429	698
GW Pharmaceuticals ADR *(A)	10,154	417
Health Net *	4,809	299
HealthSouth	46,767	1,648
Hill-Rom Holdings	33,912	1,572
Hologic *	38,211	1,323
Humana	2,900	513
ICON *	35,808	2,548
ICU Medical *	1,973	181
Idexx Laboratories *	19,660	1,438
INC Research Holdings, Cl A *	55,860	2,217
Insulet *	31,888	977
Invacare	41,116	498
Juno Therapeutics *(A)	30,863	1,085
K2M Group Holdings *	103,895	1,230
Kindred Healthcare	75,400	792
Laboratory Corp of America Holdings *	11,844	1,301
Landauer	5,859	170
Lannett *(A)	19,092	480
LDR Holding *	145,270	3,014

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

LeMaitre Vascular	11,708	$173
LHC Group *	21,777	776
LifePoint Hospitals *	3,836	239
Ligand Pharmaceuticals, Cl B *(A)	63,032	5,817
Luminex *	23,289	435
Magellan Health Services *	7,768	489
Mallinckrodt *	26,700	1,736
Medicines *	28,490	916
Medidata Solutions *	33,426	1,153
Merit Medical Systems *	3,611	68
Myriad Genetics *(A)	44,313	1,551
NeoGenomics *	193,710	1,234
Neovasc *	145,551	581
Neurocrine Biosciences *	29,519	1,086
Nevro *(A)	45,706	2,633
Novadaq Technologies *(A)	119,662	1,150
Omnicell *	66,943	1,832
OraSure Technologies *	7,486	50
Orthofix International *	14,479	556
Otonomy *	34,868	442
OvaScience *(A)	145,177	806
Owens & Minor	28,900	1,139
Pacira Pharmaceuticals *(A)	20,737	1,079
Patterson	15,076	655
PDL BioPharma (A)	197,500	595
Penumbra *(A)	14,985	699
PerkinElmer	13,594	642
PharMerica *	30,500	705
Premier, Cl A *	69,415	2,257
Prothena *	23,720	755
Quest Diagnostics	10,391	691
Quidel *(A)	68,685	1,076
Quintiles Transnational Holdings *	1,926	121
Radius Health *	23,340	684
Revance Therapeutics *(A)	56,572	1,001
Sage Therapeutics *	22,113	650
SciClone Pharmaceuticals *	31,800	315
SeaSpine Holdings *	8,179	103
Select Medical Holdings	55,400	542
Seres Therapeutics *(A)	26,720	618
Sirona Dental Systems *	24,200	2,677
Spectranetics *(A)	172,707	2,449
STERIS	95,206	6,124
Surgical Care Affiliates *	1,565	63
SurModics *	13,958	261
Teleflex	10,767	1,538
TESARO *	23,459	949
Trinity Biotech ADR	321,400	3,153
Triple-S Management, Cl B *	32,117	842
Ultragenyx Pharmaceutical *	20,442	1,247
United Therapeutics *	7,300	890
VCA Antech *	30,723	1,568

Description	Shares	Market Value ($ Thousands)

Vocera Communications *	214,185	$2,967
VWR *	6,354	155
WellCare Health Plans *	16,012	1,439
West Pharmaceutical Services	16,560	1,027

		162,930

Industrials — 15.9%
AAR	54,853	1,168
Actuant, Cl A	18,849	441
Acuity Brands	5,105	1,069
ADT	70,626	2,851
Advisory Board *	36,303	1,071
Aegion, Cl A *	6,160	112
AerCap Holdings *	24,492	875
Aerojet Rocketdyne Holdings *	73,376	1,139
AGCO	19,500	965
Air Transport Services Group *	79,900	923
Aircastle (A)	67,002	1,344
Allegion	38,724	2,440
Altra Industrial Motion	11,312	275
American Woodmark *	28,163	1,923
AO Smith	23,383	1,646
Apogee Enterprises	27,454	1,096
Applied Industrial Technologies	7,237	279
ARC Document Solutions *	364,700	1,276
Astec Industries	23,300	1,012
Beacon Roofing Supply *	65,810	2,376
Brady, Cl A	10,695	279
Briggs & Stratton	44,700	951
BWX Technologies	67,567	2,155
Carlisle	46,509	4,193
CEB	80,089	4,346
Celadon Group	39,161	351
Clean Harbors *	168,428	7,175
Comfort Systems USA	16,091	451
Costamare (A)	73,729	548
Covanta Holding	75,920	1,058
CRA International *	2,830	56
Crane	25,900	1,270
Curtiss-Wright	5,818	411
Deluxe	93,427	5,364
Donaldson	60,472	1,708
Dover	9,014	548
Dycom Industries *	78,517	4,473
EMCOR Group	54,890	2,518
EnerSys	16,437	844
Engility Holdings *	77,434	1,124
Ennis	23,172	457
EnPro Industries	10,614	551
Equifax	20,469	2,147
Exponent	57,089	2,665
Fluor	33,906	1,561

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Forward Air	100,278	$4,083
FreightCar America	220,282	3,276
G&K Services, Cl A	5,728	380
Generac Holdings *	56,224	1,953
Genesee & Wyoming, Cl A *	70,181	3,981
Global Brass & Copper Holdings	10,732	236
Graco	14,337	1,123
Great Lakes Dredge & Dock *	1,124,900	3,825
H&E Equipment Services	139,333	1,835
HD Supply Holdings *	31,048	863
Heartland Express (A)	234,217	4,310
Heico	16,848	969
HEICO, Cl A	81,497	3,561
Heidrick & Struggles International	6,107	143
Hexcel	96,323	3,981
Hillenbrand	42,960	1,208
Huntington Ingalls Industries	38,627	5,062
Huron Consulting Group *	13,293	738
ICF International *	155,900	5,266
IDEX	39,001	2,931
ITT	13,875	489
JetBlue Airways *	247,808	5,452
Kadant	23,600	901
KAR Auction Services	32,937	1,166
KBR	79,017	1,093
Kennametal	89,426	1,800
KEYW Holding *(A)	308,523	1,922
Kirby *	111,987	6,340
Korn/Ferry International	10,779	306
Lennox International	11,505	1,487
Lincoln Electric Holdings	37,093	2,024
Macquarie Infrastructure	4,946	302
Manitowoc (A)	80,647	1,278
Manpowergroup	22,549	1,746
Masco	75,121	2,118
Matson	246	10
Matthews International, Cl A	59,995	2,842
Meritor *	230,679	1,714
Middleby *	15,150	1,403
Mistras Group *	1,021	22
Moog, Cl A *	16,800	725
MRC Global *	8,710	104
MSC Industrial Direct, Cl A	78,872	5,488
Multi-Color	18,367	894
NACCO Industries, Cl A	1,638	81
National Presto Industries	4,328	352
Navigant Consulting *	9,134	139
Northwest Pipe *	30,657	316
Old Dominion Freight Line *	13,610	879
Orbital ATK	25,320	2,121
Orion Marine Group *	421,131	1,512
Oshkosh Truck	47,100	1,625

Description	Shares	Market Value ($ Thousands)

Owens Corning	86,877	$3,729
Parker Hannifin	4,697	475
Paylocity Holding *	71,221	2,110
PGT *	110,040	1,088
Pitney Bowes	103,400	1,874
Primoris Services	80,500	1,719
Proto Labs *(A)	25,030	1,629
Quanta Services *	4,050	82
Rand Logistics *	150,387	144
RBC Bearings *	30,310	1,931
Regal-Beloit	20,194	1,102
Resources Connection	46,732	648
Ritchie Bros Auctioneers	85,910	2,054
Roadrunner Transportation Systems *	125,681	1,465
RPX *	11,863	118
RR Donnelley & Sons	43,256	657
Ryder System	17,600	998
Saia *	61,053	1,603
Sensata Technologies Holding *	89,778	3,062
SkyWest	8,774	158
Snap-on	11,631	1,683
Spirit AeroSystems Holdings, Cl A *	10,626	489
Spirit Airlines *	4,100	196
TAL International Group	24,400	311
Team *	12,727	326
Teledyne Technologies *	3,422	291
Tennant	64,356	2,995
Terex	8,201	184
Tetra Tech	31,815	876
Textainer Group Holdings (A)	19,900	239
Timken	22,400	668
Titan Machinery *(A)	157,100	1,496
TransDigm Group *	8,255	1,763
TriMas *	29,738	492
TriNet Group *	169,618	2,220
Trinity Industries	72,400	1,147
Triumph Group	36,099	1,100
Tutor Perini *	283,100	3,782
UniFirst	4,583	483
United Rentals *	11,645	600
Universal Forest Products	8,784	674
Wabash National *	57,200	671
Wabtec	40,819	2,882
Waste Connections	34,290	2,115
Watts Water Technologies, Cl A	9,402	485
Werner Enterprises	32,942	875
WESCO International *	24,392	1,074
Woodward Governor	58,484	2,746
XPO Logistics *	42,820	1,060
Xylem	61,810	2,312

		232,741

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Information Technology — 18.6%
Advanced Energy Industries *	2,829	$84
Amdocs	8,000	454
Amkor Technology *	41,497	210
Ansys *	932	77
Applied Micro Circuits *	229,836	1,328
Arrow Electronics *	43,837	2,506
Aspen Technology *	68,524	2,259
Atlassian, Cl A *(A)	58,397	1,388
Avnet	47,251	1,944
Barracuda Networks *	125,706	1,617
Benchmark Electronics *	76,219	1,650
Black Box	36,400	482
Blackbaud	78,685	4,448
Blackhawk Network Holdings, Cl A *	45,100	1,526
Booz Allen Hamilton Holding, Cl A	177,352	4,895
Broadridge Financial Solutions	36,000	2,021
BroadSoft *	17,388	641
Brocade Communications Systems	256,956	2,552
CACI International, Cl A *	14,060	1,358
Cadence Design Systems *	391,390	8,434
CalAmp *	172,040	3,145
Cavium *	44,775	2,664
ChannelAdvisor *	279,546	2,972
Checkpoint Systems	2,344	18
Ciber *	642,000	1,284
Ciena *	197,846	4,056
Cimpress *(A)	57,426	5,064
Citrix Systems *	11,234	794
Coherent *	33,914	2,869
Cohu	30,003	342
CommScope Holding *	61,311	1,544
CommVault Systems *	26,890	1,008
Computer Sciences	30,100	867
Computer Task Group	37,060	175
comScore *	23,955	986
Comtech Telecommunications	11,019	226
Convergys	87,202	2,248
CoStar Group *	22,711	4,021
Criteo ADR *(A)	29,970	1,112
CSG Systems International	79,461	3,016
CSRA	30,100	781
Cypress Semiconductor	166,144	1,326
Demandware *	65,970	2,288
Descartes Systems Group *	79,737	1,362
Diebold	39,272	975
Digi International *	147,556	1,253
EMCORE *	23,618	126
EPAM Systems *	15,241	1,042
ePlus *	7,300	548
Euronet Worldwide *	98,986	6,488
Exar *	660,200	3,525

Description	Shares	Market Value ($ Thousands)

ExlService Holdings *	12,280	$578
Fair Isaac	21,557	2,145
Fairchild Semiconductor International, Cl A *	8,659	174
Fidelity National Information Services	13,323	776
Finisar *	76,537	1,116
First Solar *	5,736	412
FleetMatics Group *(A)	56,832	2,052
Flextronics International *	102,324	1,111
Fortinet *	26,480	752
Gartner *	39,060	3,219
Global Payments	33,318	2,031
Globant *	38,598	1,191
Guidewire Software *	96,328	4,742
Hackett Group	173,268	2,408
Harris	33,913	2,646
Heartland Payment Systems	53,267	4,982
HubSpot *	61,390	2,557
IAC	8,307	369
II-VI *	14,617	321
Ingram Micro, Cl A	9,664	346
Insight Enterprises *	51,600	1,347
Integrated Device Technology *	107,520	2,088
Intersil, Cl A	92,087	1,176
InterXion Holding *	67,980	2,122
Ixia *	60,796	694
IXYS	14,362	162
j2 Global	32,315	2,362
Juniper Networks	28,762	710
Leidos Holdings	4,761	206
Lexmark International, Cl A	49,300	1,529
Liquidity Services *	32,688	153
Littelfuse	68,307	7,761
LogMeIn *	25,520	1,299
Lumentum Holdings *	87,875	2,112
MA-Com Technology Solutions *(A)	15,040	570
Manhattan Associates *	29,885	1,651
ManTech International, Cl A	2,569	75
Marvell Technology Group	205,686	1,964
Maxim Integrated Products	26,687	904
Mellanox Technologies *	28,290	1,437
Mentor Graphics	53,037	1,013
Mercury Systems *	58,600	958
Microchip Technology (A)	17,300	770
Microsemi *	77,920	2,698
MKS Instruments	12,477	410
Monolithic Power Systems	70,626	4,171
Multi-Fineline Electronix *	36,109	815
NCR *	60,500	1,413
NETGEAR *	72,332	2,858
NeuStar, Cl A *	9,700	241
New Relic *(A)	46,505	1,238

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Nuance Communications *	150,878	$2,944
Oclaro *(A)	250,590	1,230
ON Semiconductor *	153,265	1,286
Pandora Media *	97,938	1,001
Plantronics	31,800	1,192
Plexus *	30,137	1,097
Progress Software *	13,783	348
Proofpoint *	95,176	4,458
PTC *	63,050	1,949
Q2 Holdings *	110,165	2,233
QAD, Cl A	88,641	1,735
Qlik Technologies *	66,780	1,551
QLogic *	1,903	25
Qorvo *	18,557	837
Quantum *	47,995	24
QuinStreet *	35,981	107
RealPage *	103,008	2,065
RetailMeNot *	20,671	167
RingCentral, Cl A *	124,286	2,299
Rudolph Technologies *	43,300	561
Sanmina *	56,434	1,163
Seagate Technology	23,300	731
Semtech *	25,320	485
Shutterstock *(A)	52,574	1,835
Silicon Laboratories *	56,338	2,324
Silver Spring Networks *	12,982	162
Solera Holdings	71,302	3,971
SPS Commerce *	22,967	1,027
SS&C Technologies Holdings	88,178	5,140
Stamps.com *	25,105	2,976
Stratasys *(A)	94,196	1,776
SunEdison *	29,726	59
SuperCom *(A)	196,400	911
Sykes Enterprises *	43,334	1,320
Synaptics *	28,060	2,279
SYNNEX	13,130	1,235
Synopsys *	25,710	1,151
Tableau Software, Cl A *	16,134	736
Take-Two Interactive Software *	75,784	2,727
Tech Data *	56,578	3,984
Telenav *	22,820	136
TeleTech Holdings	22,123	613
Teradata *	22,800	569
Teradyne	155,520	2,967
Tessera Technologies	6,099	180
Total System Services	22,916	999
Trimble Navigation *	270,311	6,287
Tyler Technologies *	33,001	3,971
Ultimate Software Group *	24,824	4,264
Ultratech *	133,700	2,711
United Online *	13,542	167
Vantiv, Cl A *	31,992	1,665

Description	Shares	Market Value ($ Thousands)

VeriFone Holdings *	43,950	$1,050
Verint Systems *	20,556	730
VeriSign *	10,093	853
Viavi Solutions *	155,400	1,015
Western Digital	20,300	884
Xcerra *	243,941	1,393
Zynga, Cl A *	21,933	46

		272,435

Materials — 3.1%
Albemarle	11,673	656
Allegheny Technologies (A)	134,205	1,800
AptarGroup	29,918	2,205
Ashland	12,042	1,148
Avery Dennison	23,758	1,547
Axiall	3,171	63
Bemis	10,179	500
Berry Plastics Group *	205,596	6,400
Cabot	78,310	3,487
Carpenter Technology	40,700	1,210
Clearwater Paper *	600	24
Crown Holdings *	38,714	1,814
Domtar	36,200	1,274
Eastman Chemical	9,900	635
FMC	12,020	452
FutureFuel	22,466	288
Glatfelter	39,200	720
Graphic Packaging Holding	88,978	1,097
Headwaters *	68,605	1,209
Huntsman	91,890	998
Innophos Holdings	12,191	353
Innospec	8,845	384
Kaiser Aluminum	14,450	1,107
Martin Marietta Materials	8,200	1,170
Olin	25,262	383
PolyOne	110,300	2,968
Rayonier Advanced Materials	19,430	145
Real Industry *	142,100	999
Schweitzer-Mauduit International	9,300	281
Scotts Miracle-Gro, Cl A	3,186	220
Sealed Air	40,943	1,872
Sensient Technologies	5,725	329
Silgan Holdings	6,477	332
Steel Dynamics	35,100	639
Stepan	2,583	128
Summit Materials, Cl A *	203,685	3,719
UFP Technologies *	38,170	854
WestRock	32,956	1,113
WR Grace *	12,574	864

		45,387

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.9%
8x8 *	359,680	$4,183
Atlantic Telegraph-Network	7,422	534
Cincinnati Bell *	133,971	464
Cogent Communications Holdings	65,375	2,399
IDT, Cl B	13,561	177
Inteliquent	81,608	1,389
Iridium Communications *(A)	341,738	2,368
Shenandoah Telecommunications	4,050	98
Telephone & Data Systems	25,473	681
US Cellular *	3,732	154
Vonage Holdings *	75,233	404

		12,851

Utilities — 3.7%
AGL Resources	12,321	797
ALLETE	63,668	3,376
Alliant Energy	21,766	1,479
Ameren	59,100	2,775
American States Water	7,753	329
American Water Works	18,076	1,172
Atmos Energy	33,200	2,304
Avista	31,406	1,187
Black Hills (A)	25,000	1,400
Cadiz *(A)	114,973	556
California Water Service Group	59,523	1,471
Chesapeake Utilities	459	29
Cleco	27,796	1,276
CMS Energy	8,094	320
Edison International	13,240	902
Great Plains Energy	62,323	1,829
Hawaiian Electric Industries *	8,100	238
IDACORP	10,056	714
ITC Holdings	6,416	261
NorthWestern	5,329	316
OGE Energy	102,100	2,540
ONE Gas	15,089	875
Pepco Holdings	13,559	355
Piedmont Natural Gas	5,735	341
Pinnacle West Capital	96,651	6,652
PNM Resources	102,460	3,271
Portland General Electric	132,714	5,050
Questar	47,617	1,179
SCANA	55,898	3,634
South Jersey Industries	58,100	1,479
TECO Energy	12,594	346
UGI	78,162	2,889
Unitil	940	37
Vectren	26,299	1,197

Description	Shares	Market Value ($ Thousands)

Westar Energy, Cl A	44,554	$1,936

		54,512

Total Common Stock (Cost $1,376,123) ($ Thousands)		1,412,902

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
CHC Group *‡‡	258,244	—
Dyax , Expires 12/31/19*	59,546	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares

AFFILIATED PARTNERSHIP — 7.4%
SEI Liquidity Fund, L.P.
0.340% **†(B)	108,750,859	108,751

Total Affiliated Partnership (Cost $108,751) ($ Thousands)		108,751

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	51,719,766	51,720

Total Cash Equivalent (Cost $51,720) ($ Thousands)		51,720

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.409%, 08/18/16 (C)(D)	$1,435	1,432

Total U.S. Treasury Obligation (Cost $1,432) ($ Thousands)		1,432

Total Investments — 107.6% (Cost $1,538,026) ($ Thousands) @		$1,574,805

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index MINI	13	Mar-2016	$84
S&P Mid 400 Index E-MINI	11	Mar-2016	97

			$181

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Concluded)

February 29, 2016

For the period ended February 29, 2016 , the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,463,186 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

(A)	This security or a partial position of this security is on loan at February 29, 2016. The total market value of securities on loan at February 29, 2016 was $105,100 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2016 was $108,751 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $1,538,026 ($ Thousands), and the unrealized appreciation and depreciation were $162,766 ($ Thousands) and ($125,987) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,412,902	$—	$—	$1,412,902
Rights	—	—	—	—
Affiliated Partnership	—	108,751	—	108,751
Cash Equivalent	51,720	—	—	51,720
U.S. Treasury Obligation	—	1,432	—	1,432

Total Investments in Securities	$1,464,622	$110,183	$—	$1,574,805

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$181	$—	$—	$181

Total Other Financial Instruments	$181	$—	$—	$181

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2016.

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Liquidity Fund, L.P.	$191,809	$293,032	$(376,090)	$108,751	$1,039
SEI Daily Income Trust, Prime Obligation Fund, Class A	98,885	517,882	(565,047)	51,720	47

Totals	$290,694	$810,914	$(941,137)	$160,471	$1,086

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Consumer Discretionary — 11.9%
Aaron’s	136,585	$3,140
Abercrombie & Fitch, Cl A	88,283	2,565
American Eagle Outfitters	389,691	5,947
Aramark	201,301	6,325
AutoZone *	4,200	3,253
Bed Bath & Beyond *	219,134	10,507
Best Buy	38,507	1,247
Big Lots	131,304	5,311
BJ’s Restaurants *	11,086	489
Brinker International	221,322	11,022
Canadian Tire, Cl A	77,700	7,545
Carriage Services, Cl A	10,889	224
Carter’s	60,415	6,140
Cheesecake Factory	128,039	6,389
Chico’s FAS	287,396	3,667
Cogeco Communications	13,400	627
Comcast, Cl A	104,000	6,004
Cooper Tire & Rubber	30,684	1,206
Cooper-Standard Holding *	7,257	532
Core-Mark Holdings	7,093	522
Cracker Barrel Old Country Store	2,634	390
Darden Restaurants	12,380	791
Dillard’s, Cl A	64,018	5,358
Dollar General	101,478	7,535
Domino’s Pizza	2,028	270
DSW, Cl A	46,003	1,205
Eldorado Resorts *	9,888	99
Escalade	6,097	77
Foot Locker	154,161	9,635
GameStop, Cl A	17,214	531
Gannett	46,655	712
Gap	216,958	5,999
Genuine Parts	19,518	1,760
Graham Holdings, Cl B	3,591	1,753
Grand Canyon Education *	3,433	134
Hemisphere Media Group, Cl A *	3,245	45
HSN	41,600	2,209
Jack in the Box	43,159	2,967
Kohl’s	107,400	5,012
Lions Gate Entertainment	39,711	838
LKQ *	22,004	607
Macy’s	42,600	1,841
Marriott Vacations Worldwide	2,485	150
McDonald’s	28,651	3,358
Michael Kors Holdings *	48,149	2,728
MSG Networks *	30,859	507
Murphy USA *	88,400	5,630
National CineMedia	35,498	531
NVR *	4,893	8,010
Panera Bread, Cl A *	13,926	2,885
Papa John’s International	11,814	687

Description	Shares	Market Value ($ Thousands)

Performance Sports Group *	9,925	$75
Pool	3,265	262
Regal Entertainment Group, Cl A	19,324	380
Scripps Networks Interactive, Cl A	70,000	4,147
SeaWorld Entertainment	11,088	201
Shaw Communications, Cl B	289,700	5,011
Staples	486,104	4,594
Starbucks	39,655	2,308
Target	246,137	19,309
Texas Roadhouse, Cl A	2,218	92
Thomson Reuters	57,100	2,090
TJX	43,801	3,246
Vail Resorts	5,817	741
Viacom, Cl B	109,400	4,031
Visteon	8,273	578
Williams-Sonoma	30,331	1,581
Yum! Brands	3,674	266

		205,828

Consumer Staples — 17.7%
Altria Group	448,768	27,631
Archer-Daniels-Midland	74,600	2,608
B&G Foods, Cl A	3,307	114
Brown-Forman, Cl B	24,314	2,394
Bunge	257,721	12,814
Calavo Growers	2,483	133
Cal-Maine Foods	128,374	6,853
Campbell Soup	82,931	5,121
Casey’s General Stores	4,901	517
Church & Dwight	10,602	962
Clorox	112,704	14,248
Coca-Cola Bottling	2,269	396
Coca-Cola Enterprises	119,789	5,811
ConAgra Foods	128,800	5,417
Costco Wholesale	54,422	8,165
Coty, Cl A	25,956	739
CVS Health	62,863	6,108
Dean Foods	322,338	6,218
Dr. Pepper Snapple Group	209,495	19,175
Flowers Foods	276,500	4,736
General Mills	237,416	13,972
Hershey	77,327	7,028
Hormel Foods	183,480	7,800
Ingredion	97,634	9,883
J&J Snack Foods	5,985	663
John B Sanfilippo & Son	6,012	418
Kellogg	111,137	8,226
Kimberly-Clark	89,453	11,656
Kroger	576,622	23,013
Lancaster Colony	7,050	718
McCormick	55,206	5,149
Metro, Cl A	88,500	2,825

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

National Beverage *	2,408	$92
Orchids Paper Products	12,953	356
PepsiCo	148,914	14,567
Philip Morris International	66,680	6,070
Pinnacle Foods	127,675	5,514
Sanderson Farms	832	76
Snyder’s-Lance	7,995	262
Sysco	316,398	13,963
TreeHouse Foods *	366	31
Tyson Foods, Cl A	172,700	11,182
Universal	47,006	2,561
Vector Group	33,416	776
Wal-Mart Stores	307,970	20,431
Weis Markets	81,847	3,407
Whole Foods Market	147,359	4,614

		305,413

Energy — 0.6%
Adams Resources & Energy	1,991	65
Exxon Mobil	115,600	9,265
Frank’s International	95,543	1,327
Memorial Resource Development *	47,338	458

		11,115

Financials — 18.9%
Access National	432	8
Allied World Assurance Holdings	107,084	3,468
Allstate	210,315	13,347
American Capital Agency ‡	79,200	1,431
American Capital Mortgage Investment ‡	49,191	680
American Financial Group	161,822	10,855
American National Insurance	8,758	890
AMERISAFE	2,204	114
Annaly Capital Management ‡	667,000	6,757
Anworth Mortgage Asset ‡	50,060	235
Apollo Commercial Real Estate Finance ‡	323,480	4,998
Arch Capital Group *	82,572	5,610
Ares Commercial Real Estate ‡	12,212	119
Argo Group International Holdings	1,489	83
Aspen Insurance Holdings	148,302	6,628
Assurant	71,645	5,094
Assured Guaranty	75,671	1,877
Atlas Financial Holdings *	16,638	299
Axis Capital Holdings	271,230	14,568
Bank of Hawaii	6,057	385
BankUnited	43,410	1,394
Beneficial Bancorp *	16,585	212
BNC Bancorp	10,354	210
BOK Financial	121,823	5,954
Canadian Imperial Bank of Commerce	65,200	4,330
Capitol Federal Financial	27,569	347
Capstead Mortgage ‡	51,935	504

Description	Shares	Market Value ($ Thousands)

CBL & Associates Properties ‡	287,875	$3,319
CBOE Holdings	210,921	13,183
Charter Financial	20,303	278
Chimera Investment ‡	17,053	222
Community Trust Bancorp	2,375	80
CU Bancorp *	12,535	274
CYS Investments ‡	85,945	674
Donegal Group, Cl A	2,000	29
Employers Holdings	11,553	321
Endurance Specialty Holdings	143,363	8,927
Enstar Group *	2,802	443
Equity LifeStyle Properties ‡	84,493	5,928
Erie Indemnity, Cl A	1,175	110
Essent Group *	29,004	558
Everest Re Group	129,584	24,119
FactSet Research Systems	14,377	2,164
Farmers Capital Bank	690	18
Federated National Holding	3,760	90
Fidelity Southern	16,739	251
First Business Financial Services	4,419	93
First Connecticut Bancorp	1,237	20
FNFV Group *	26,975	274
Franklin Financial Network *	4,352	120
Gaming and Leisure Properties ‡	54,122	1,417
Genworth MI Canada	22,800	461
Guaranty Bancorp	4,827	72
Hanover Insurance Group	41,400	3,434
Heritage Insurance Holdings	14,637	286
Highwoods Properties ‡	125,291	5,456
Hospitality Properties Trust ‡	151,830	3,686
Ladder Capital, Cl A ‡	28,087	290
Lamar Advertising, Cl A ‡	13,108	749
LendingTree *	321	28
Mercury General	4,798	252
MFA Financial ‡	1,182,993	8,056
Mid-America Apartment Communities ‡	45,700	4,110
MidWestOne Financial Group	4,003	104
Monogram Residential Trust ‡	19,722	179
Morningstar	6,942	551
National Bank Holdings, Cl A	24,209	468
National Bank of Canada	119,200	3,244
National Health Investors ‡	68,200	4,290
New York Mortgage Trust ‡	70,042	293
Northwest Bancshares	14,483	182
Old Second Bancorp *	9,971	67
Opus Bank	5,624	181
Outfront Media ‡	53,562	1,095
Pacific Premier Bancorp *	28,679	589
PartnerRe	55,700	7,813
PennyMac Financial Services, Cl A *	7,465	93
PennyMac Mortgage Investment Trust ‡	273,047	3,593
Peoples Financial Services	3,680	133

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Piedmont Office Realty Trust, Cl A ‡	223,000	$4,097
PNC Financial Services Group	125,700	10,221
Preferred Apartment Communities, Cl A ‡	13,542	164
Preferred Bank	4,000	114
ProAssurance	23,498	1,159
Progressive	149,300	4,766
QCR Holdings	875	20
Reinsurance Group of America, Cl A	62,697	5,649
RenaissanceRe Holdings	146,076	16,536
Retail Properties of America, Cl A ‡	18,518	272
RLJ Lodging Trust ‡	35,777	750
RMR Group *	1,351	30
Ryman Hospitality Properties ‡	101,852	4,876
Select Income ‡	197,068	4,064
Silver Bay Realty Trust ‡	57,863	796
Starwood Property Trust ‡	320,852	5,628
Stonegate Bank	23,630	678
Synchrony Financial *	93,791	2,528
Talmer Bancorp, Cl A	6,139	103
Toronto-Dominion Bank	140,900	5,454
Travelers	200,852	21,596
Triumph Bancorp *	2,253	31
Two Harbors Investment ‡	834,544	6,468
Validus Holdings	353,704	15,885
Waterstone Financial	8,424	119
Wells Fargo	140,300	6,583
Welltower ‡	67,400	4,299

		325,950

Health Care — 13.7%
AbbVie	128,500	7,017
Addus HomeCare *	11,749	267
Aetna	71,200	7,734
AmerisourceBergen	112,869	9,777
Amgen	20,800	2,959
Anthem	56,700	7,410
Baxalta	94,900	3,656
Bristol-Myers Squibb	103,380	6,402
C.R. Bard	27,088	5,211
Cardinal Health	209,590	17,124
Chemed	4,571	587
Computer Programs & Systems	6,962	394
CONMED	5,530	220
DaVita HealthCare Partners *	58,556	3,863
Eli Lilly	21,291	1,533
Express Scripts Holding *	77,500	5,454
Gilead Sciences	64,668	5,642
HCA Holdings *	30,008	2,077
Henry Schein *	11,360	1,880
Heska *	8,671	282
Hill-Rom Holdings	111,619	5,174
Humana	12,600	2,230

Description	Shares	Market Value ($ Thousands)

ICON *	19,549	$1,391
ICU Medical *	5,302	487
Johnson & Johnson	368,121	38,730
LeMaitre Vascular	21,959	323
McKesson	67,713	10,538
Merck	398,700	20,019
Meridian Bioscience	26,903	542
MiMedx Group *	37,807	311
Myriad Genetics *	73,167	2,561
NeoGenomics *	37,173	237
Nobilis Health *	23,003	66
Owens & Minor	138,358	5,453
Patterson	128,848	5,597
Pfizer	612,144	18,162
Premier, Cl A *	1,896	62
Quest Diagnostics	152,745	10,162
Quintiles Transnational Holdings *	13,742	862
Sirona Dental Systems *	17,631	1,950
Teleflex	21,563	3,080
United Therapeutics *	7,801	951
UnitedHealth Group	47,100	5,610
Utah Medical Products	276	16
Varian Medical Systems *	68,707	5,374
Vocera Communications *	20,365	282
Waters *	38,418	4,622
West Pharmaceutical Services	9,000	558
Zoetis, Cl A	20,521	843

		235,682

Industrials — 4.8%
Alaska Air Group	15,157	1,120
American Airlines Group	23,911	980
Boeing	36,100	4,266
CBIZ *	334,000	3,540
Deere	116,700	9,357
Delta Air Lines	127,339	6,143
Echo Global Logistics *	1,976	50
FedEx	25,700	3,518
Global Brass & Copper Holdings	14,155	312
Healthcare Services Group	3,106	110
Hub Group, Cl A *	6,628	245
Huntington Ingalls Industries	16,061	2,105
Insperity	5,992	285
Kaman	86,000	3,779
KAR Auction Services	90,083	3,190
Landstar System	53,587	3,172
Lockheed Martin	49,953	10,779
Masonite International *	10,149	584
Northrop Grumman	47,700	9,169
Orbital ATK	9,307	779
Raytheon	56,100	6,948
Republic Services, Cl A	84,200	3,848

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Sparton *	4,296	$62
United Technologies	92,000	8,889
Waste Management	1,070	60

		83,290

Information Technology — 10.4%
Accenture, Cl A	47,982	4,811
Activision Blizzard	8,065	255
Amdocs	468,714	26,604
Apple	84,600	8,180
Aspen Technology *	180,871	5,963
AVX	471,700	5,538
Blackhawk Network Holdings, Cl A *	13,186	446
Booz Allen Hamilton Holding, Cl A	126,875	3,502
Broadridge Financial Solutions	49,352	2,770
Brocade Communications Systems	614,262	6,100
CA	161,525	4,731
CDW	39,359	1,558
Cisco Systems	495,700	12,977
Computer Sciences	39,990	1,152
Comtech Telecommunications	8,816	181
Convergys	184,400	4,754
CSG Systems International	116,254	4,413
CSRA	11,552	300
DST Systems	9,812	1,026
eBay *	222,117	5,286
Forrester Research	5,791	180
GTT Communications *	14,524	215
Harris	37,300	2,910
HubSpot *	4,841	202
IAC	97,773	4,343
Ingram Micro, Cl A	49,435	1,770
Intel	327,900	9,703
International Business Machines	84,818	11,114
Jabil Circuit	175,116	3,651
Manhattan Associates *	1,405	78
MAXIMUS	7,085	348
Microsoft	60,100	3,058
NetApp	118,800	2,951
NIC	5,509	97
Oracle	116,000	4,266
Qualcomm	120,100	6,100
RealPage *	8,729	175
Reis	9,423	209
Sapiens International	11,982	141
Symantec	282,378	5,453
Take-Two Interactive Software *	160,823	5,788
Tech Data *	38,255	2,694
VeriSign *	70,568	5,962
Western Union	374,000	6,829

		178,784

Description	Shares	Market Value ($ Thousands)

Materials — 2.2%
Avery Dennison	58,200	$3,790
Bemis	99,000	4,858
Compass Minerals International	38,565	2,616
International Paper	92,200	3,292
Kaiser Aluminum	47,493	3,639
Mosaic	95,700	2,550
Newmont Mining	121,656	3,142
Royal Gold	40,642	1,885
Scotts Miracle-Gro, Cl A	88,081	6,079
Sonoco Products	158,200	6,913

		38,764

Telecommunication Services — 5.6%
AT&T	803,267	29,681
BCE	125,300	5,406
CenturyLink	226,600	6,932
Hawaiian Telcom Holdco *	11,011	264
NTT DOCOMO ADR	135,700	3,162
Rogers Communications, Cl B	115,800	4,281
SK Telecom ADR	207,600	4,322
TELUS Toronto Stock Exchange	176,800	5,144
Verizon Communications	738,794	37,479

		96,671

Utilities — 11.3%
AES	87,825	861
ALLETE	8,952	475
Ameren	156,900	7,366
American Electric Power	296,641	18,318
American Water Works	649	42
Artesian Resources, Cl A	5,850	165
Atmos Energy	8,749	607
Avista	10,772	407
Cleco	7,113	327
CMS Energy	145,261	5,747
Consolidated Edison	235,916	16,516
DTE Energy	98,441	8,281
Edison International	297,331	20,266
El Paso Electric	8,016	327
Entergy	228,578	16,506
Exelon	307,200	9,674
FirstEnergy	426,994	14,291
Great Plains Energy	21,584	633
IDACORP	27,587	1,958
Laclede Group	6,608	433
NiSource	126,960	2,727
Northwest Natural Gas	12,191	608
NorthWestern	8,176	485
PG&E	144,208	8,181
Pinnacle West Capital	169,239	11,649
Portland General Electric	133,619	5,084

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

PPL	141,200	$4,941
Public Service Enterprise Group	429,978	18,343
SCANA	82,800	5,384
Southern	143,643	6,921
Southwest Gas	64,770	3,951
UGI	19,313	714
Unitil	16,607	653
Vectren	10,594	482
Xcel Energy	24,013	949

		194,272

Total Common Stock (Cost $1,514,996) ($ Thousands)		1,675,769

	Face Amount ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.434%, 08/18/16 (A)(B)	$1,340	1,337
0.176%, 03/03/16 (A)(B)	125	125

Total U.S. Treasury Obligations (Cost $1,462) ($ Thousands)		1,462

	Shares
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	35,042,530	35,043

Total Cash Equivalent (Cost $35,043) ($ Thousands)		35,043

Total Investments — 99.2% (Cost $1,551,501) ($ Thousands) @		$1,712,274

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	333	Mar-2016	$(487)

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,725,769 ($ Thousands).

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $1,551,501 ($ Thousands), and the unrealized appreciation and depreciation were $240,247 ($ Thousands) and $(79,474) ($ Thousands), respectively.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR	— American Depositary Receipt
Cl	— Class
S&P	— Standard & Poor’s

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,675,769	$—	$—	$1,675,769
U.S. Treasury Obligations	—	1,462	—	1,462
Cash Equivalent	35,043	—	—	35,043

Total Investments in Securities	$1,710,812	$1,462	$—	$1,712,274

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(487)	$—	$—	$(487)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$58,844	$674,949	$(698,750)	$35,043	$33

Totals	$58,844	$674,949	$(698,750)	$35,043	$33

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Argentina — 0.3%
MercadoLibre (A)	157,000	$15,976
Ternium ADR (A)	42,272	633

		16,609

Australia — 3.4%
Amcor	1,243,511	12,443
Asciano	3,817,118	24,183
Australia & New Zealand Banking Group ADR	1,029,500	16,503
Bellamy’s Australia (A)	276,824	2,155
BGP Holdings *	239,898	—
BHP Billiton ADR	378,907	8,567
BlueScope Steel	685,350	2,687
Boral	1,920,342	8,010
Brambles	1,551,250	13,839
Caltex Australia	725,003	18,922
Cochlear	145,248	10,633
CSR	1,527,541	3,230
Downer	685,040	1,629
Medibank Pvt	3,242,030	5,835
Newcrest Mining *	2,398,770	29,983
Orora	1,532,181	2,495
Qantas Airways *	4,739,717	13,067
SEEK	418,621	4,640
Sonic Healthcare	982,000	12,892
Star Entertainment Grp	548,910	2,047
Telstra	1,580,025	5,925
Treasury Wine Estates	1,715,317	11,823

		211,508

Austria — 1.1%
Conwert Immobilien Invest *	1,074,222	14,993
Erste Group Bank	724,885	18,686
OMV	176,758	4,644
Schoeller-Bleckmann Oilfield Equipment (A)	271,860	15,419
Voestalpine	576,916	16,737

		70,479

Belgium — 0.5%
Ageas	62,467	2,308
Colruyt	70,650	3,797
Delhaize Group	218,671	22,206

		28,311

Brazil — 1.0%
Ambev	124,900	550
Banco Bradesco ADR	1,403,756	7,440
Banco do Brasil	2,670,125	9,152
BM&F Bovespa	360,700	1,046
BRF - Brasil Foods	330,100	4,255
Cia Energetica de Minas Gerais ADR	440,454	661

Description	Shares	Market Value ($ Thousands)

Cyrela Brazil Realty Empreendimentos e Participacoes	265,200	$550
Embraer ADR	465,183	13,941
Fibria Celulose	90,600	993
JBS	2,734,800	7,814
Light	519,100	1,046
MRV Engenharia e Participacoes	223,800	592
Qualicorp	2,265,600	7,288
Tim Participacoes	297,100	523
Ultrapar Participacoes	294,200	4,642

		60,493

Canada — 4.9%
Bank of Montreal	471,400	25,978
Bankers Petroleum *	561,600	377
Birchcliff Energy *	157,100	587
Canadian Imperial Bank of Commerce	299,000	19,855
Canadian National Railway	82,540	4,789
Cascades	79,900	581
CCL Industries, Cl B	3,600	550
Celestica *	222,200	2,285
Cenovus Energy	23,500	269
CGI Group, Cl A *	100,100	4,183
Constellation Software	32,478	13,535
Dominion Diamond	29,400	309
Empire, Cl A	111,000	2,145
Fairfax Financial Holdings	44,606	23,554
Franco-Nevada	449,479	26,794
George Weston	16,500	1,342
Linamar	175,400	7,652
Magna International, Cl A	1,452,519	56,348
Manulife Financial	1,728,500	23,093
Manulife Financial, Cl Common Subscription Receipt	421,300	5,632
Open Text (A)	293,200	14,584
Power Corp of Canada	30,800	668
Quebecor, Cl B	403,250	10,255
Restaurant Brands International (A)	246,700	8,647
Ritchie Bros Auctioneers (A)	286,821	6,858
Rogers Communications, Cl B	335,938	12,413
Royal Bank of Canada	65,700	3,350
Shaw Communications, Cl B	62,493	1,081
ShawCor	12,200	248
Toronto-Dominion Bank	697,900	26,983
WSP Global	29,900	797

		305,742

Chile — 0.0%
Enersis Americas ADR	230,029	2,908

China — 2.1%
Alibaba Group Holding ADR *	192,725	13,262
Baidu ADR *	99,500	17,255
Belle International Holdings	3,492,000	2,272

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

China Oilfield Services (A)	13,593,400	$9,999
China Telecom	4,312,000	2,068
Dongfeng Motor Group	3,088,000	3,602
Mindray Medical International ADR	740,940	20,598
NetEase ADR	103,940	13,992
New China Life Insurance	462,800	1,339
New Oriental Education & Technology Group ADR *	204,729	6,373
Ping An Insurance Group of China	1,123,000	4,751
Trina Solar ADR *	2,610,308	27,121
Weichai Power	6,520,200	5,945

		128,577

Colombia — 0.2%
Bancolombia ADR, Cl R (A)	339,845	10,223

Czech Republic — 0.2%
Komercni Banka	70,313	13,101

Denmark — 1.6%
DSV	362,272	14,840
Genmab *	31,425	3,861
H Lundbeck *	11,825	443
Novo Nordisk, Cl B	434,110	22,512
Novozymes, Cl B (A)	293,176	12,599
Pandora	94,269	11,933
Vestas Wind Systems	454,221	30,747

		96,935

Finland — 1.4%
Elisa, Cl A	25,935	927
Kone, Cl B (A)	336,038	14,952
Neste Oil	472,091	14,829
Nokia	3,802,842	23,160
Nokian Renkaat	89,470	2,947
Orion, Cl B	176,467	5,982
Sampo, Cl A	266,435	12,008
Stora Enso, Cl R	900,891	7,459
Tieto	35,692	936
UPM-Kymmene	234,316	3,984

		87,184

France — 5.4%
Air France-KLM *	90,550	826
Atos	371,258	27,128
AXA	1,581,144	34,867
Compagnie Generale des Etablissements Michelin, Cl B	144,000	13,049
Danone	366,879	25,604
Edenred (A)	323,129	5,681
Essilor International	104,274	12,423
Eutelsat Communications	401,200	12,182
Faurecia	71,093	2,422
France Telecom	1,299,918	22,620
Legrand	204,046	10,180

Description	Shares	Market Value ($ Thousands)

L’Oreal	136,644	$23,162
Peugeot *	496,897	7,494
Sanofi-Aventis	301,428	23,971
Societe Generale	429,532	15,133
Sodexo	205,860	20,952
Technicolor	460,988	2,803
Teleperformance	133,107	10,295
Thales	124,107	9,899
TOTAL	861,551	38,732
Valeo	57,323	7,960
Veolia Environnement	322,130	7,312

		334,695

Germany — 7.0%
adidas	270,354	28,923
Allianz	52,492	7,828
Aurubis	22,644	1,026
BASF	283,126	18,513
Bayer	104,400	10,939
Brenntag	205,613	9,998
Commerzbank	51,049	416
Continental	136,185	27,316
Deutsche Boerse	686,704	56,834
Deutsche Euroshop	152,006	6,431
Deutsche Lufthansa *	3,089,338	46,273
Deutz	84,126	283
Duerr	97,129	5,778
Evonik Industries	127,312	3,848
Fresenius	67,800	4,485
GEA Group	536,934	23,730
Gerresheimer	111,232	7,969
Hannover Rueck	62,865	6,475
Henkel	261,214	23,146
Hochtief	106,320	11,575
KION Group *	10,651	533
Krones	6,610	711
KUKA (A)	41,713	3,893
Merck KGaA	229,272	19,533
MTU Aero Engines	81,925	7,487
Muenchener Rueckversicherungs	21,284	4,199
Nordex *	104,831	3,063
Pfeiffer Vacuum Technology	5,693	513
ProSiebenSat.1 Media	89,246	4,584
Rhoen Klinikum	139,469	4,128
SAP	536,875	40,799
Software	74,727	2,644
Stada Arzneimittel	153,460	5,224
Stroeer Media (A)	54,875	3,170
Symrise	375,385	24,122
TUI	395,038	5,917

		432,306

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Hong Kong — 4.7%
Anhui Conch Cement	6,230,500	$12,371
Beijing Enterprises Holdings	2,181,400	10,141
BOC Hong Kong Holdings	9,613,500	24,973
Chaoda Modern Agriculture *	52,790	1
China Construction Bank	56,740,800	33,200
China Mobile	4,428,600	46,814
China Unicom	1,890,000	2,153
Citic Pacific	498,000	678
CK Hutchison Holdings	2,084,500	25,185
ENN Energy Holdings	2,826,000	12,920
Geely Automobile Holdings	5,055,000	1,872
Hang Seng Bank	770,900	13,026
HK Electric Investments & HK Electric
Investments (B)	2,980,500	2,491
Hong Kong Exchanges and Clearing	788,700	17,131
Industrial & Commercial Bank of China	24,219,000	11,960
Orient Overseas International	4,886,500	17,752
PAX Global Technology	21,804,815	22,965
Tencent Holdings	1,712,334	31,247
Want Want China Holdings	8,963,000	5,936

		292,816

India — 1.2%
Apollo Tyres	165,885	383
Bharat Petroleum	228,102	2,564
Britannia Industries	94,560	3,809
HDFC Bank ADR	581,313	30,705
Hindustan Petroleum	113,841	1,145
ICICI Bank ADR	6,158,818	34,921
Indian Oil	365,230	1,962
Maruti Udyog	9,965	471

		75,960

Indonesia — 0.7%
Bank Rakyat Indonesia Persero	25,885,500	21,439
Indofood Sukses Makmur	23,066,500	12,161
Telekomunikasi Indonesia Persero	19,799,500	4,812
Telekomunikasi Indonesia Persero ADR (A)	122,352	6,002

		44,414

Ireland — 1.4%
CRH	168,372	4,336
James Hardie Industries, CDI	1,096,021	14,021
Ryanair Holdings ADR	354,564	29,489
Shire ADR (A)	103,662	16,183
Smurfit Kappa Group	1,017,192	23,530

		87,559

Israel — 1.2%
Bank Hapoalim	1,806,927	8,854
Bank Leumi Le-Israel *	1,199,980	4,013
Teva Pharmaceutical Industries ADR	1,059,219	58,893

		71,760

Description	Shares	Market Value ($ Thousands)

Italy — 0.7%
Brembo	29,981	$1,239
Enel	6,056,343	24,375
Exor	257,432	8,534
Recordati	116,109	2,802
Saras *(A)	2,187,265	3,529

		40,479

Japan — 13.5%
Adastria	58,200	1,510
Alfresa Holdings	425,900	7,712
Alpine Electronics	60,200	681
Bank of Yokohama	4,549,200	20,615
Calsonic Kansei	823,000	6,044
Canon Marketing Japan *	28,800	485
Coca-Cola West	303,300	6,785
Dai-ichi Life Insurance	373,300	4,524
Daiichi Sankyo	1,312,000	27,385
Daiichikosho	24,100	1,008
Daikyo	1,447,000	2,295
Daito Trust Construction	169,700	22,972
Daiwa House Industry	745,800	20,417
DCM Holdings	180,700	1,329
Denso	1,298,000	48,148
FANUC	68,900	10,133
Fast Retailing	28,400	7,885
Fujitsu	356,000	1,303
Fujitsu General	147,000	2,004
Furukawa Electric	893,000	1,907
Haseko	777,500	6,730
Hazama Ando	694,900	3,152
Hitachi	3,438,000	14,556
Iida Group Holdings	246,100	4,507
Isuzu Motors	2,445,800	24,485
IT Holdings	256,600	5,899
Itochu	346,000	4,078
Japan Airlines	765,900	27,413
Japan Exchange Group	3,177,881	49,298
Kao	461,469	23,299
Kawasaki Kisen Kaisha	1,708,249	2,860
KDDI	2,026,249	51,664
Konami	129,900	3,152
Kose	39,300	3,381
Kura	19,300	894
Maeda Road Construction	159,000	2,367
Marubeni	1,262,100	6,322
Medipal Holdings	685,700	10,522
Misawa Homes	54,200	342
Mitsubishi Chemical Holdings	124,800	629
Mitsubishi Electric	1,391,000	14,098
Mitsubishi Gas Chemical	440,000	2,054
Mitsui Chemicals	559,000	1,827

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Mitsui Sumitomo Insurance Group Holdings	622,900	$16,958
Mitsui Trust Holdings	4,922,000	14,333
Mixi	19,200	644
Mizuho Financial Group	10,145,300	14,929
Morinaga	76,000	426
Morinaga Milk Industry	87,000	409
Nichi-iko Pharmaceutical	116,000	2,896
Nidec	162,200	10,874
Nippo	198,000	2,954
Nippon Flour Mills	78,000	570
Nippon Steel & Sumitomo Metal	769,500	13,294
Nippon Suisan Kaisha	431,500	1,999
Nissan Motor	590,000	5,355
Nissan Tokyo Sales Holdings	115,600	285
Nissha Printing	49,000	748
Nomura Real Estate Holdings	110,400	1,977
NSK	2,311,500	21,113
NTT Data	18,300	916
NTT DoCoMo	1,012,991	23,706
Obayashi	60,600	552
OKUMA	155,000	1,104
Otsuka Holdings	14,400	509
Pioneer *	706,500	1,615
Rakuten	1,525,700	14,503
SBI Holdings	182,900	1,669
Secom	535,200	38,117
Shimano	107,700	16,850
SKY Perfect JSAT Holdings	67,700	412
SMC	65,900	15,256
Sojitz	868,600	1,670
Sumitomo Chemical	3,875,780	16,962
Sumitomo Osaka Cement	526,000	1,920
Suzuken	178,090	5,798
T&D Holdings	2,407,700	23,752
Taisei	115,000	697
Takeda Pharmaceutical	496,500	23,625
Teijin	390,000	1,258
Toagosei	54,700	412
Toho Holdings	205,600	4,260
Tokyo Electric Power *	1,629,100	8,256
TonenGeneral Sekiyu	169,000	1,285
Tosoh	602,000	2,288
Toyota Motor	157,600	8,234
Toyota Tsusho	628,800	12,707
Ube Industries	2,441,000	4,130
West Japan Railway	494,600	28,955
Yamazaki Baking	195,000	3,692
Zenkoku Hosho	103,000	3,071

		836,616

Malaysia — 0.1%
Axiata Group	234,400	330

Description	Shares	Market Value ($ Thousands)

MISC	2,068,800	$4,305
Tenaga Nasional	836,300	2,609

		7,244

Mexico — 0.3%
America Movil, Ser L	1,180,369	805
America Movil ADR, Ser L, Cl L (A)	1,296,993	17,587
Gruma, Ser B, Cl B	59,583	956
Telesites *	136,967	73
Wal-Mart de Mexico	178,858	422

		19,843

Netherlands — 1.9%
Aegon	4,135,417	20,795
AerCap Holdings *	94,310	3,370
Boskalis Westminster	139,610	5,092
Euronext (B)	528,513	20,332
Heineken Holding	320,334	23,271
Koninklijke Ahold	203,247	4,465
QIAGEN *	43,053	909
Unilever	710,086	30,588
Wolters Kluwer	161,532	6,107

		114,929

Norway — 1.2%
DnB	3,421,202	39,441
Norsk Hydro	4,079,621	16,224
Statoil	163,890	2,389
Statoil ADR (A)	1,080,120	15,727

		73,781

Panama — 0.1%
Copa Holdings, Cl A (A)	146,197	8,927

Peru — 0.3%
Credicorp	178,760	20,958

Poland — 0.1%
Orange Polska	239,817	377
PGE	195,492	632
Polski Koncern Naftowy ORLEN	288,260	4,608

		5,617

Portugal — 0.4%
Galp Energia, Cl B	2,007,432	22,052
Jeronimo Martins	357,344	5,057

		27,109

Qatar — 0.1%
Barwa Real Estate	381,136	3,853

Russia — 0.5%
Lukoil PJSC ADR (A)	503,500	17,869
Magnit GDR	260,046	8,712
Yandex, Cl A *	546,304	7,058

		33,639

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Singapore — 1.1%
DBS Group Holdings	2,973,000	$28,704
Singapore Airlines	99,000	819
Singapore Exchange	228,300	1,178
United Overseas Bank	1,266,210	15,439
United Overseas Bank ADR	870,200	21,172

		67,312

South Africa — 1.5%
Barclays Africa Group	61,823	533
Bidvest Group	19,962	452
Brait *	223,628	2,185
Clicks Group	102,539	601
FirstRand	1,617,725	4,543
Investec (A)	431,543	2,818
Liberty Holdings	86,627	675
Naspers, Cl N	256,094	30,579
Sappi *	113,773	466
Sasol	451,541	12,219
Sasol ADR	937,900	25,426
Shoprite Holdings	42,399	414
SPAR Group	36,945	418
Standard Bank Group	512,503	3,545
Steinhoff International Holdings	352,028	1,889
Telkom	1,239,923	4,240

		91,003

South Korea — 3.4%
Hyundai Mobis	98,516	19,835
Kia Motors	63,159	2,354
Korea Electric Power	187,373	8,894
Korea Electric Power ADR *	1,784,911	42,017
KT	26,783	626
LG Electronics	17,404	913
LG Household & Health Care	39,007	27,378
LG.Philips LCD	517,464	10,251
Lotte Chemical	2,406	622
NAVER	20,246	9,364
Samsung Electronics	72,208	68,781
SK Holdings	23,181	4,648
SK Hynix	235,208	5,706
SK Innovation	7,018	823
SK Telecom	56,508	10,669
S-Oil	3,789	242

		213,123

Spain — 1.9%
ACS Actividades Construcciones y Servicios	288,163	7,503
Amadeus IT Holding, Cl A	1,087,873	43,930
Bankinter	1,745,318	11,566
Endesa	207,660	3,764
Gamesa Tecnologica	103,789	1,968
Gas Natural	92,399	1,619

Description	Shares	Market Value ($ Thousands)

Iberdrola	3,630,593	$23,527
Industria de Diseno Textil	658,495	20,477
Mediaset Espana Comunicacion	301,370	3,259

		117,613

Sweden — 2.9%
Atlas Copco, Cl B	974,558	20,515
Axfood	19,610	329
Betsson *	179,550	2,578
BillerudKorsnas	358,251	5,648
Byggmax Group	34,801	270
Electrolux, Cl B	221,604	5,204
Getinge, Cl B	1,214,847	26,973
Industrivarden, Cl C	74,181	1,143
Intrum Justitia	22,253	681
JM (A)	174,805	4,148
Mycronic	52,291	438
Nordea Bank	2,507,700	25,007
Securitas, Cl B	269,468	4,038
Skanska, Cl B	25,094	535
Svenska Cellulosa, Cl B	243,015	7,263
Svenska Cellulosa ADR	563,100	16,752
Svenska Handelsbanken, Cl A	1,903,791	24,404
Swedish Orphan Biovitrum *	120,419	1,457
TeliaSonera	5,536,021	25,460
Volvo, Cl B	729,112	7,334

		180,177

Switzerland — 5.1%
Actelion	247,588	34,652
Baloise Holding	5,359	678
Cie Financiere Richemont	169,452	10,854
Credit Suisse Group ADR (A)	701,096	9,346
Forbo Holding	2,774	2,891
Galenica	12,979	19,599
Georg Fischer	8,593	5,880
Givaudan	13,776	25,934
Holcim	214,379	8,517
Kaba Holding	2,199	1,326
Lonza Group *	151,983	23,194
Nestle	454,399	31,981
Novartis ADR (A)	407,970	29,011
Roche Holding	230,727	59,535
Swiss Life Holding	86,405	21,167
Swiss Re	198,593	17,716
Wolseley	312,838	16,157

		318,438

Taiwan — 3.5%
Advanced Semiconductor Engineering	24,570,000	27,944
AU Optronics	12,408,000	3,362
Chunghwa Telecom	8,930,676	28,056
Fubon Financial Holding	11,319,949	13,351

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Hon Hai Precision Industry	8,749,708	$20,472
Hon Hai Precision Industry GDR	1,748,259	8,243
Innolux, Cl A	15,521,544	4,489
Pegatron	4,341,000	10,256
Taiwan PCB Techvest	602,000	603
Taiwan Semiconductor Manufacturing	5,003,000	22,333
Taiwan Semiconductor Manufacturing ADR	3,083,544	72,618
United Microelectronics	3,643,000	1,482
United Microelectronics ADR (A)	1,211,600	2,508

		215,717

Thailand — 0.1%
IRPC	5,548,700	682
PTT	40,100	293
Siam Cement, NVDR	460,900	5,717
Thai Oil	516,900	921
Thanachart Capital	1,205,600	1,286

		8,899

Turkey — 0.9%
Akbank	6,182,621	15,463
Eregli Demir ve Celik Fabrikalari	992,626	1,159
KOC Holding ADR	596,550	12,814
Petkim Petrokimya Holding *	1,972,827	2,337
Tupras Turkiye Petrol Rafinerileri *	69,191	1,777
Turkiye Garanti Bankasi	5,199,390	12,951
Turkiye Is Bankasi, Cl C	3,387,155	5,181
Turkiye Vakiflar Bankasi Tao, Cl D	886,298	1,239

		52,921

United Arab Emirates — 0.5%
Dubai Islamic Bank	16,187,714	28,162

United Kingdom — 13.0%
Abcam	49,922	466
ARM Holdings	1,488,355	20,659
ARM Holdings ADR	1,262,717	51,734
ASOS *	139,251	5,701
Associated British Foods	354,167	16,811
AstraZeneca	256,649	14,689
BAE Systems ADR (A)	1,049,500	29,701
Berkeley Group Holdings	169,787	7,688
BP PLC ADR	328,556	9,558
British American Tobacco	265,098	14,502
BT Group, Cl A	782,060	5,302
Burberry Group	450,796	8,293
Capita	984,107	13,742
Carnival	134,530	6,708
Centrica	3,565,784	10,336
Compass Group	368,530	6,502
CRH	413,993	10,639
Debenhams	1,592,681	1,776
Diageo	1,191,410	30,866
Dialog Semiconductor *	144,172	4,768

Description	Shares	Market Value ($ Thousands)

Experian	923,108	$15,219
Greggs	26,619	384
Halma	365,551	4,521
Hargreaves Lansdown	689,508	11,905
Home Retail Group	751,414	1,848
Howden Joinery Group	521,954	3,582
HSBC Holdings	1,679,458	10,758
Hunting	64,030	314
Imperial Tobacco Group	713,422	37,010
Inchcape	157,269	1,620
Indivior	822,116	1,930
Investec	447,508	2,955
ITV	12,511,706	43,346
John Wood Group	384,032	3,340
Just Eat *	321,990	1,731
London Stock Exchange Group	644,480	24,052
Man Group	6,729,965	14,481
Marks & Spencer Group ADR	2,081,000	24,410
Mondi	508,405	9,154
Persimmon	1,272,682	38,735
Petrofac	520,463	6,568
Playtech	186,791	2,205
Premier Oil *	830,955	460
Prudential	1,305,492	22,878
QinetiQ	613,518	1,992
Reckitt Benckiser Group	267,083	24,417
Rentokil Initial	498,152	1,152
Rightmove	11,157	612
Rio Tinto	560,131	14,862
Rio Tinto ADR (A)	546,877	14,273
Rolls-Royce Holdings	620,263	5,869
Royal Dutch Shell, Cl A	1,509,936	34,691
Royal Dutch Shell, Cl A (GBP)	120,089	2,757
Royal Dutch Shell ADR, Cl A	627,200	28,525
Schroders	72,937	2,659
Shire	758,102	40,020
Sky	1,004,042	14,594
St. James’s Place	925,337	11,064
Tullow Oil *	1,588,442	3,741
Vodafone Group	7,607,648	23,292
WPP	1,350,141	28,656

		807,023

United States — 4.0%
Allergan *	96,464	27,985
Axis Capital Holdings	296,500	15,925
Carnival, Cl A	781,916	37,501
Core Laboratories (A)	338,868	35,561
Everest Re Group	242,188	45,079
ICON *	1,009,281	71,820
Luxoft Holding, Cl A *	54,080	2,745
PriceSmart	115,660	8,936

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Taro Pharmaceuticals Industries *	19,037	$2,758

		248,310

Total Common Stock (Cost $6,209,809) ($ Thousands)		5,913,273

PREFERRED STOCK — 0.3%

Brazil — 0.3%
Banco Bradesco, Cl Preference	562,280	3,011
Cia de Transmissao de Energia Eletrica Paulista, Cl Preference	43,900	514
Cia Energetica de Minas Gerais	645,654	956
Itau Unibanco Holding	605,850	3,864
Itau Unibanco Holding ADR	854,294	5,382
Suzano Papel e Celulose, Cl A	202,400	837
Telefonica Brasil, Cl Preference	289,700	2,783

		17,347

Germany — 0.0%
FUCHS PETROLUB	11,562	475

Total Preferred Stock (Cost $38,085) ($ Thousands)		17,822

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P.
0.350% **†(C)	220,551,044	220,551

Total Affiliated Partnership (Cost $220,551) ($ Thousands)		220,551

	Face Amount(1) (Thousands)
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.433%, 08/18/2016 (D)(E)	$15,005	14,972

Total U.S. Treasury Obligation (Cost $14,975) ($ Thousands)		14,972

	Shares
CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	135,075,061	135,075

Total Cash Equivalent (Cost $135,075) ($ Thousands)		135,075

Description	Shares	Market Value ($ Thousands)

Total Investments — 101.7% (Cost $6,618,495) ($ Thousands) @		$6,301,693

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,544	Mar-2016	$(2,460)
FTSE 100 Index	400	Mar-2016	215
Hang Seng Index	42	Mar-2016	(93)
S&P TSX 60 Index	101	Mar-2016	239
SPI 200 Index	134	Mar-2016	(286)
Topix Index	298	Mar-2016	(3,753)

			$(6,138)

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,194,506 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 29, 2016. The total market value of securities on loan at February 29, 2016 was $220,498 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2016 was $220,551 ($Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $6,618,495 ($ Thousands), and the unrealized appreciation and depreciation were $553,572 ($ Thousands) and ($870,374) ($ Thousands), respectively.

ADR — American Depositary Receipt

CDI — Average One-Day Interbank Deposit Rate

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

PLC — Public Limited Company

Ser — Series

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)

February 29, 2016

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,913,273	$—	$—	$5,913,273
Preferred Stock	17,822	—	—	17,822
Affiliated Partnership	—	220,551	—	220,551
U.S. Treasury Obligation	—	14,972	—	14,972
Cash Equivalent	135,075	—	—	135,075

Total Investments in Securities	$6,066,170	$235,523	$—	$6,301,693

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$454	$—	$—	$454
Unrealized Depreciation	(6,592)	—	—	(6,592)

Total Other Financial Instruments	$(6,138)	$—	$—	$(6,138)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended February 29, 2016 ($ Thousands).

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Liquidity Fund, L.P.	$347,865	$1,168,470	$(1,295,784)	$220,551	$2,461
SEI Daily Income Trust, Prime Obligation Fund, Class A	159,794	550,102	(574,821)	135,075	95

Totals	$507,659	$1,718,572	$(1,870,605)	$355,626	$2,556

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.9%

Argentina — 0.4%
MercadoLibre	2,800	$285

Australia — 3.0%
Bellamy’s Australia	7,690	60
BGP Holdings *	4,500	—
BHP Billiton ADR	6,122	138
BlueScope Steel	19,080	75
Brambles	27,367	244
Caltex Australia	6,257	163
Cochlear	2,729	200
Collins Foods	16,130	56
Commonwealth Bank of Australia	7,214	361
Godfreys Group	1,930	2
Medibank Pvt	90,380	163
Northern Star Resources	22,747	63
Objective Corporation	5,533	6
Qantas Airways *	69,644	192
SEEK	7,478	83
South32 ADR *	1	—
Telstra	44,000	165
Treasury Wine Estates	29,363	202
Watpac	10,863	8

		2,181

Austria — 2.2%
Conwert Immobilien Invest *	17,356	242
Erste Group Bank	11,712	302
Kapsch TrafficCom	3,230	117
OMV	12,097	318
Porr Ag	2,082	57
Schoeller-Bleckmann Oilfield Equipment	4,394	249
Strabag	1,092	28
Voestalpine	10,115	293
Wienerberger	1,053	19

		1,625

Belgium — 0.3%
AGFA-Gevaert *	11,327	42
Colruyt	1,970	106
Jensen-Group	268	7
Sioen Industries	1,719	32
TER Beke	86	9

		196

Brazil — 1.5%
Ambev	53,100	234
Banco Bradesco ADR	22,680	120
Banco do Brasil	46,100	158
Embraer ADR	7,590	228
Iochpe Maxion	9,400	22
JBS	53,900	154
Qualicorp	36,600	118

Description	Shares	Market Value ($ Thousands)

Tupy *	8,400	$37

		1,071

Canada — 5.9%
Bank of Montreal	5,900	325
Bank of Nova Scotia	300	12
Bankers Petroleum *	34,600	23
Bird Construction	28,600	250
Canadian National Railway	2,290	133
Centerra Gold	18,800	103
Chorus Aviation, Cl A	4,640	20
Claude Resources *	25,500	22
Cogeco	1,682	66
Cogeco Communications	1,000	47
Constellation Software	493	205
Entertainment One	4,860	11
Fairfax Financial Holdings	804	425
Granite Oil	535	3
Lucara Diamond	49,400	89
Magna International, Cl A	10,508	407
Manulife Financial, Cl Common Subscription Receipt	11,700	156
Newmarket Gold *	55,711	80
North American Energy Partners	908	2
Quebecor, Cl B	4,390	112
Restaurant Brands International	4,600	161
Ritchie Bros Auctioneers	5,171	124
Rogers Communications, Cl B	5,428	201
Royal Bank of Canada	7,800	398
Strad Energy Services *	14,708	18
Stuart Olson, Cl Common Subscription Receipt	9,000	38
Supremex	20,200	80
Teranga Gold *	7,500	3
Toronto-Dominion Bank	10,400	403
Transat AT *	14,700	91
Transcontinental, Cl A	10,500	149
Vecima Networks	500	4
WestJet Airlines	235	3
Yellow Pages *	11,633	162
ZCL Composites	700	4

		4,330

Chile — 0.1%
Embotelladora Andina ADR, Cl B	2,983	53
Enersis Americas ADR	2,614	33

		86

China — 2.1%
Alibaba Group Holding ADR *	4,059	279
Baidu ADR *	1,800	312
China Oilfield Services	219,800	162
China Telecom	8,000	4
Mindray Medical International ADR	11,971	333

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

NetEase ADR	1,449	$195
New China Life Insurance	12,900	37
Ping An Insurance Group of China	31,000	131
Weichai Power	105,400	96

		1,549

Colombia — 0.2%
Bancolombia ADR, Cl R	5,491	165

Czech Republic — 0.3%
Komercni Banka	1,136	212
Unipetrol *	895	6

		218

Denmark — 1.8%
DSV	6,444	264
Genmab *	872	107
Novo Nordisk, Cl B	9,648	500
Novozymes, Cl B	5,224	225
Pandora	1,710	216

		1,312

Finland — 1.7%
Atria, Cl A	10,693	96
Kone, Cl B	7,881	351
Lemminkainen	365	5
Neste Oil	11,727	368
Nokian Renkaat	2,490	82
Orion, Cl B	138	5
Sampo, Cl A	4,669	211
UPM-Kymmene	9,844	167

		1,285

France — 5.0%
Axway Software	1,427	30
Boiron	670	52
Burelle	141	121
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	144	4
Cegedim *	1,522	35
Cegid Group	1,826	97
Credit Agricole Loire Haute-Loire	140	10
Credit Agricole Toulouse	315	30
Credit Industriel et Commercial	40	8
Derichebourg	31,217	90
Edenred	6,024	106
Essilor International	1,740	207
Esso Francaise *	528	23
EuropaCorp *	2,531	13
Faurecia	1,980	67
Fleury Michon	329	21
Groupe Fnac *	2,320	154
Groupe Guillin	1,730	42
Groupe Partouche *	778	27
Guerbet	1,662	133

Description	Shares	Market Value ($ Thousands)

Infotel	178	$6
Ipsen	2,948	170
Legrand	3,645	182
Linedata	339	13
Peugeot *	14,422	218
Plastivaloire	1,887	135
Produits Chimiques Auxiliaires et de Synthese	2,794	26
PSB Industries	59	3
Societe Generale	6,940	245
Sodexo	3,326	339
Synergie	2,610	69
Thales	2,160	172
TOTAL	6,810	306
Trigano	1,170	68
UBISOFT Entertainment *	9,335	267
Veolia Environnement	8,970	204
Vetoquinol *	324	12

		3,705

Germany — 4.8%
Allianz	3,539	528
Atoss Software	115	8
AUDI	37	25
BASF	4,579	299
Brenntag	3,383	165
CENTROTEC Sustainable	477	7
Constantin Medien *	17,806	37
Continental	2,274	456
C-QUADRAT Investment	174	8
CropEnergies *	4,408	18
Deutsche Boerse	4,529	375
Deutsche Lufthansa *	16,667	250
Eckert & Ziegler	1,249	25
Evotec *	12,052	42
Fresenius	1,890	125
FRoSTA	447	20
Hannover Rueck	276	28
Highlight Communications	11,656	68
Hypoport *	447	30
Koenig & Bauer *	1,522	44
KUKA	1,090	102
Leifheit	72	4
Mensch und Maschine Software	1,229	12
Merck KGaA	1,286	110
MPC Muenchmeyer Petersen Capital *	1,356	8
MTU Aero Engines	1,457	133
Paul Hartmann	21	9
SAP	3,968	302
Schloss Wachenheim	971	14
Stroeer Media	1,525	88
Ultrasonic *	1,032	—

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

VERBIO Vereinigte BioEnergie	29,159	$216
Washtec	238	8

		3,564

Hong Kong — 3.9%
1010 Printing Group	158,180	21
Anhui Conch Cement	100,500	200
Bank of China	54,000	20
Champion Technology Holdings *	40,000	1
China Construction Bank	373,000	218
China Mobile	50,500	534
Chuang’s Consortium International	48,000	6
CK Hutchison Holdings	13,000	157
EcoGreen International Group	407,000	93
Hang Seng Bank	13,600	230
HK Electric Investments & HK Electric Investments (A)	83,000	69
Hong Kong Exchanges and Clearing	14,600	317
Hong Kong Ferry Holdings	27,000	30
Industrial & Commercial Bank of China	524,000	259
Keck Seng Investments	2,000	1
Liu Chong Hing Investment	4,000	5
Luen Thai Holdings	39,000	6
Niraku GC Holdings	208,000	17
Orient Overseas International	79,000	287
Rykadan Capital	100,000	12
Shun Ho Technology Holdings *	4,000	1
Tencent Holdings	12,400	226
Want Want China Holdings	162,000	107
Wing On International	12,111	35

		2,852

India — 1.1%
HDFC Bank ADR	9,375	495
ICICI Bank ADR	50,443	286

		781

Indonesia — 0.5%
Asahimas Flat Glass	1,200	1
Bank Rakyat Indonesia Persero	205,200	170
Indofood Sukses Makmur	372,700	197
Samudera Indonesia	4,200	1
Telekomunikasi Indonesia Persero	104,000	25

		394

Ireland — 1.3%
CRH	6,934	179
James Hardie Industries, CDI	20,418	261
Ryanair Holdings ADR	6,330	526

		966

Israel — 1.0%
Bank Hapoalim	28,620	140
Bank Leumi Le-Israel *	33,415	112
Knafaim Holdings	3,989	28

Description	Shares	Market Value ($ Thousands)

Tadiran Holdings	1,907	$25
Teva Pharmaceutical Industries ADR	7,740	430

		735

Italy — 0.6%
Danieli & C Officine Meccaniche	145	3
El.En.	704	31
Exor	4,191	139
Fiat Chrysler Automobiles *	15,600	107
La Doria	629	9
Saras *	111,696	180
Servizi Italia	1,529	6

		475

Japan — 11.1%
Aichi Bank	200	8
Aoki Super	1,000	11
Arata	1,800	36
AT-Group	4,000	83
Axyz	200	4
BML	1,500	56
Central Japan Railway	1,700	304
Chubu Shiryo	12,300	84
Computer Engineering & Consulting	8,400	82
Dai-ichi Life Insurance	10,400	126
Daito Trust Construction	300	41
Daiwa House Industry	1,900	52
Denso	21,400	794
FANUC	1,200	176
Fast Retailing	600	167
G-7 Holdings, Cl 7	5,400	58
Haseko	10,500	91
Hitachi	56,000	237
Hokko Chemical Industry	3,000	8
Hokuriku Gas	7,000	17
Itochu	9,600	113
Japan Airlines	6,100	218
Japan Exchange Group	27,000	419
Jeol	3,000	14
Kamei	10,200	91
Kawasumi Laboratories	1,100	8
KDDI	4,600	117
Keiyo Gas	1,000	4
Kita-Nippon Bank	1,200	28
Kitano Construction	13,000	31
Kose	1,100	95
Kyowa Leather Cloth	2,600	19
Marubeni	35,500	178
Marukyo	2,000	12
Maruzen	5,000	40
Mitsubishi Gas Chemical	12,000	56
Mitsui Sumitomo Insurance Group Holdings	12,700	346
Mitsui Trust Holdings	82,000	239

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Mizuho Financial Group	149,300	$220
NDS	7,000	18
Nidec	2,800	188
Nihon Yamamura Glass	21,000	30
Nippon Steel & Sumitomo Metal	12,400	214
Nippon Telegraph & Telephone	9,070	386
Nissan Motor	16,400	149
Rakuten	27,300	260
San-Ai Oil	7,691	61
Secom	8,600	613
Shimano	1,900	297
SMC	1,200	278
Sumitomo Chemical	19,000	83
Sumitomo Mitsui Financial Group	400	11
T&D Holdings	13,700	135
Tokyo Electric Power *	5,400	27
Toyota Motor	12,500	653
Yamae Hisano	600	5
Yamato	6,000	22
Yurtec	5,000	35
Zenkoku Hosho	1,400	42

		8,190

Malaysia — 0.6%
Dutch Lady Milk Industries	800	10
Malaysian Pacific Industries	27,200	51
MISC	57,600	120
Padini Holdings	108,200	55
Petron Malaysia Refining & Marketing *	60,700	76
Petronas Chemicals Group	79,300	127
Tenaga Nasional	1,200	4

		443

Mexico — 0.4%
Industrias Bachoco	31,844	128
Industrias Bachoco ADR	287	14
Wal-Mart de Mexico	51,938	123

		265

Netherlands — 2.2%
AerCap Holdings *	2,620	94
DOCdata	492	1
Heineken Holding	4,328	314
Nederland Apparatenfabriek	1,780	57
SNS Reaal *	1,762	—
Unilever	25,904	1,116

		1,582

New Zealand — 0.0%
Tourism Holdings	3,995	6

Norway — 1.3%
DnB	38,057	439
Norsk Hydro	65,913	262

Description	Shares	Market Value ($ Thousands)

Statoil ADR	17,491	$255

		956

Panama — 0.2%
Copa Holdings, Cl A	2,562	156

Peru — 0.4%
Credicorp	2,191	257

Philippines — 0.0%
Cebu Air	2,290	4
Top Frontier Investment Holdings *	8,700	30

		34

Poland — 0.4%
Ciech *	731	13
Emperia Holding	1,287	22
Grupa Azoty *	2,459	58
Neuca	454	40
PGE	13,153	43
Polski Koncern Naftowy ORLEN	7,954	127

		303

Portugal — 0.2%
Jeronimo Martins	9,000	127

Qatar — 0.3%
Barwa Real Estate	10,982	111
Ooredoo QSC	3,719	91

		202

Russia — 0.4%
Magnit GDR	547	18
Magnit PJSC GDR	4,122	138
Yandex, Cl A *	9,576	124

		280

Singapore — 1.5%
DBS Group Holdings	35,400	342
Frencken Group	11,600	2
Golden Agri-Resources	8,000	2
GP Batteries International	11,708	6
Hong Leong Finance	7,000	11
Lantrovision Singapore	4,220	9
NatSteel	8,500	9
New Toyo International Holdings	23,200	4
Oversea-Chinese Banking	33,500	192
QAF	6,792	5
Riverstone Holdings	69,600	49
United Industrial	100,000	205
United Overseas Bank	23,500	286

		1,122

South Africa — 1.7%
Brait *	9,462	92
FirstRand	77,358	217
Investec	8,323	54

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Naspers, Cl N	4,539	$542
RCL Foods	16,799	15
Sanlam	2,546	9
Sasol	6,290	170
Standard Bank Group	7,111	49
Steinhoff International Holdings	6,271	34
Telkom	29,987	103

		1,285

South Korea — 3.3%
Hyundai Mobis	1,592	321
Korea Electric Power	6,124	291
LG Household & Health Care	140	98
LG.Philips LCD	510	10
NAVER	360	166
Samsung Electronics	1,273	1,213
SK Hynix	6,309	153
SK Telecom	991	187

		2,439

Spain — 1.8%
Amadeus IT Holding, Cl A	15,987	645
Bankinter	31,080	206
Endesa	5,780	105
Iberpapel Gestion	431	8
Industria de Diseno Textil	11,730	365

		1,329

Sweden — 2.4%
Atlas Copco, Cl B	17,439	367
Betsson *	5,055	73
Biotage	26,437	74
Catella	18,486	42
Getinge, Cl B	19,628	436
Proact IT Group	1,997	28
Probi	957	14
Svenska Cellulosa, Cl B	4,200	126
Svenska Handelsbanken, Cl A	34,152	438
Volvo, Cl B	12,944	130

		1,728

Switzerland — 4.1%
Bachem Holding, Cl B	280	15
Cie Financiere Richemont	2,700	173
Credit Suisse Group ADR	11,327	151
EFG International	3,209	20
Holcim	3,758	149
Metall Zug	12	31
Nestle	9,569	673
Novartis ADR	6,591	469
Roche Holding	2,299	593
Siegfried Holding	987	178
Swiss Life Holding	31	8
Swiss Re	2,950	263

Description	Shares	Market Value ($ Thousands)

Tamedia	129	$22
Wolseley	5,609	290

		3,035

Taiwan — 3.6%
Advanced Semiconductor Engineering	396,000	450
Hon Hai Precision Industry	105,101	246
Hon Hai Precision Industry GDR	57,223	270
Pegatron	3,633	8
Taiwan Semiconductor Manufacturing	114,000	509
Taiwan Semiconductor Manufacturing ADR	50,820	1,197

		2,680

Thailand — 0.8%
PTT	29,700	217
Siam Cement	14,300	177
Siam Cement, NVDR	12,850	159

		553

Turkey — 0.6%
Akbank	99,890	250
Pinar Entegre Et ve Un Sanayi	1,058	4
Turkiye Garanti Bankasi	84,005	209

		463

United Kingdom — 11.9%
3i Group	874	5
ARM Holdings	26,394	366
ARM Holdings ADR	20,398	836
ASOS *	2,562	105
Associated British Foods	8,751	415
AstraZeneca	6,447	369
Berkeley Group Holdings	4,390	199
BHP Billiton	194	2
BP	21,255	104
BP PLC ADR	5,984	174
British American Tobacco	4,928	270
BT Group, Cl A	38,807	263
Burberry Group	8,113	149
Capita	17,477	244
Carnival	3,750	187
Cenkos Securities	5,511	12
Character Group	4,317	29
CML Microsystems	475	3
Coats Group *	23,012	9
Compass Group	10,230	180
CRH	3,345	86
Dart Group	7,297	58
Dechra Pharmaceuticals	610	10
Diageo	19,249	499
Eco Animal Health Group	1,679	7
entu UK	42	—
Experian	16,394	270
Games Workshop Group	1,198	9

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Gem Diamonds	2,656	$4
Greggs	1,752	25
Halma	10,200	126
Hargreaves Lansdown	12,407	214
Hargreaves Services	1,346	4
Howden Joinery Group	9,342	64
HSBC Holdings	61,573	394
Impellam Group	683	8
Imperial Tobacco Group	4,430	230
Indivior	4,527	11
ITV	94,816	329
Just Eat *	8,980	48
Moneysupermarket.com Group	7,731	36
NWF Group *	20,576	50
Persimmon	7,240	220
Portmeirion Group	287	4
Prudential	27,622	484
Rio Tinto	10,091	268
Rio Tinto ADR	8,836	231
Rolls-Royce Holdings	11,606	110
Schroders	363	13
Shire	13,416	708
Shoe Zone	2,500	7
Skyepharma *	1,892	10
St. Ives	2,512	9
St. James’s Place	16,271	195
Trinity Mirror	6,418	14
Tullow Oil *	28,480	67
Vodafone Group ADR	289	9

		8,752

United States — 4.0%
Carnival, Cl A	12,633	606
Core Laboratories	5,475	575
Everest Re Group	3,913	728
ICON *	12,484	888
PriceSmart	2,055	159

		2,956

Total Common Stock (Cost $74,080) ($ Thousands)		66,918

PREFERRED STOCK — 0.9%

Brazil — 0.9%
Alpargatas	20,600	45
Banco Bradesco, Cl Preference	37,680	202
Centrais Eletricas Santa Catarina	8,800	24
Itau Unibanco Holding	39,831	254
Itau Unibanco Holding ADR	15,321	97

		622

Description	Shares	Market Value ($ Thousands)

Germany — 0.0%
Einhell Germany	165	$6
Westag & Getalit	305	6

		12

Total Preferred Stock (Cost $1,254) ($ Thousands)		634

	Number of Rights
RIGHTS — 0.0%

Italy — 0.0%
UnipolSai, Cl A *‡	64	—

Total Rights (Cost $—) ($ Thousands)		—

	Face Amount(1) (Thousands)
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills
0.433%, 08/18/2016 (B)(C)	$335	334

Total U.S. Treasury Obligation (Cost $334) ($ Thousands)		334

	Shares
CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	3,682,546	3,683

Total Cash Equivalent (Cost $3,683) ($ Thousands)		3,683

Total Investments — 97.2% (Cost $79,351) ($ Thousands) @		$71,569

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	42	Mar-2016	$(52)
FTSE 100 Index	10	Mar-2016	33
Hang Seng Index	2	Mar-2016	(2)
S&P TSX 60 Index	4	Mar-2016	1
SPI 200 Index	4	Mar-2016	(4)
Topix Index	7	Mar-2016	(4)

			$(28)

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Concluded)

February 29, 2016

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $73,640 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Expiration date unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	The rate reported is the effective yield at time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investment was $79,351 ($ Thousands), and the unrealized appreciation and depreciation were $5,238 ($ Thousands) and $(13,020) ($ Thousands), respectively.

ADR — American Depositary Receipt

CDI — Average One-Day Interbank Deposit Rate

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

NVRD — Non-Voting Depository Receipt

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$66,918	$—	$—	$66,918
Preferred Stock	634	—	—	634
U.S. Treasury Obligation	—	334	—	334
Cash Equivalent	3,683	—	—	3,683
Rights	—	—	—	—

Total Investments in Securities	$71,235	$334	$—	$71,569

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$34	$—	$—	$34
Unrealized Depreciation	(62)	—	—	(62)

Total Other Financial Instruments	$(28)	$—	$—	$(28)

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended February 29, 2016 ($ Thousands).

Security Description	Value 5/31/15	Purchases at Cost	Proceeds from Sales	Value 2/29/16	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$296	$8,682	$(5,295)	$3,683	$2

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 83.7%

Argentina — 2.1%
Banco Macro ADR *	32,510	$2,185
Grupo Clarin GDR, Cl B	60,800	1,155
Grupo Financiero Galicia ADR	222,682	6,520
MercadoLibre	46,470	4,729
Pampa Energia ADR *	22,600	502
YPF ADR	122,747	2,224

		17,315

Bangladesh — 0.4%
BRAC Bank	2,006,670	1,102
Envoy Textiles	771,287	384
GrameenPhone	290,730	951
Square Pharmaceuticals	203,910	685

		3,122

Belgium — 0.0%
KBC Ancora	7,349	235

Bermuda — 0.1%
Carnival Group International Holdings *	5,900,000	850

Botswana — 0.0%
Sechaba Breweries	116,590	292

Brazil — 3.3%
AES Tiete Energia	323,100	1,196
Ambev	354,300	1,559
Ambev ADR	1,297,760	5,632
Banco do Brasil	620,800	2,128
BB Seguridade Participacoes	66,200	403
BM&F Bovespa	154,600	448
BR Malls Participacoes	229,700	767
BRF ADR	174,170	2,224
BRF - Brasil Foods	28,300	365
BTG Pactual Group, Cl Miscellaneous	290,000	1,435
Cosan Industria e Comercio (Brazil)	64,700	432
Estacio Participacoes	122,800	395
Even Construtora e Incorporadora	529,100	602
JBS	971,900	2,777
Lojas Renner	240,529	1,083
Petroleo Brasileiro ADR, Cl A *	214,500	543
Porto Seguro	75,100	440
Raia Drogasil	302,670	3,501
Ultrapar Participacoes	36,500	576
WEG	55,100	181

		26,687

Canada — 0.9%
Africa Oil *	258,700	331
First Quantum Minerals	951,505	3,463
Gran Tierra Energy *	940,595	2,226
Guyana Goldfields *	149,901	481
Parex Resources *	74,280	536

		7,037

Description	Shares	Market Value ($ Thousands)

Chile — 0.7%
Banco de Chile	8,962,014	$918
Banco Santander Chile	15,844,777	688
Empresas COPEC	37,933	321
Forus	398,190	974
Parque Arauco	727,850	1,196
Vina Concha y Toro	764,413	1,281

		5,378

China — 7.2%
Agricultural Bank of China	3,153,000	1,038
Alibaba Group Holding ADR *	42,700	2,938
Bank of Chongqing	1,927,000	1,532
Belle International Holdings	1,691,000	1,100
Changyou.com ADR *	30,900	546
China Biologic Products *	35,705	4,070
China Communications Construction	1,567,000	1,411
China Communications Services	1,784,000	718
China Everbright Bank	7,438,000	2,956
China Life Insurance	633,000	1,377
China Petroleum & Chemical	4,934,000	2,747
China Petroleum & Chemical ADR	15,500	882
China Railway Construction	1,053,500	999
China Railway Group	753,000	475
China Shenhua Energy	564,000	792
Cogobuy Group *	860,000	985
Ctrip.com International ADR *	143,380	5,867
Datang International Power Generation	1,884,000	492
Dongfeng Motor Group	1,134,000	1,323
Evergrande Real Estate Group	1,228,000	802
Great Wall Motor	456,000	328
Guangzhou R&F Properties	2,515,200	2,969
Haichang Ocean Park Holdings *(A)	4,928,361	1,071
Huaneng Power International	1,830,000	1,424
JA Solar Holdings ADR *	68,500	612
Jiangnan Group	4,922,000	620
Jiangsu Expressway	1,070,000	1,258
Jiangxi Copper	933,000	973
JinkoSolar Holding ADR *	64,300	1,537
NetEase ADR	26,930	3,625
New Oriental Education & Technology Group ADR	59,400	1,849
PetroChina	714,000	458
PICC Property & Casualty	726,000	1,096
SINA *	23,880	1,020
Sinopec Engineering Group	1,272,000	919
Sinopharm Group	385,200	1,407
TAL Education Group ADR *	44,752	2,316
Zhejiang Expressway	1,464,000	1,297

		57,829

Colombia — 1.2%
Bancolombia	49,180	353

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Bancolombia ADR, Cl R	119,033	$3,581
Canacol Energy *	377,810	907
Cementos Argos	92,278	286
Cemex Latam Holdings *	507,085	1,638
Constructora Conconcreto	445,980	137
Empresa de Telecomunicaciones de Bogota	4,444,650	775
Financiera Colombiana	50,007	572
Financiera Colombiana ADR	12,420	232
Grupo Aval Acciones y Valores ADR	174,094	1,175
Interconexion Electrica ESP	134,623	314

		9,970

Czech Republic — 0.2%
CEZ	57,632	849
Komercni Banka	5,927	1,105

		1,954

Egypt — 0.6%
Commercial International Bank Egypt GDR	612,079	2,182
Global Telecom Holding SAE GDR *	255,660	336
Integrated Diagnostics Holdings *(A)	442,170	2,034

		4,552

Georgia — 0.3%
BGEO Group	53,670	1,488
TBC Bank JSC GDR	124,740	1,123

		2,611

Greece — 0.3%
Eurobank Ergasias *	1,243,000	764
National Bank of Greece *	9,479,734	2,060

		2,824

Hong Kong — 8.9%
Anhui Conch Cement	538,500	1,069
Bank of China	20,997,000	7,858
China Conch Venture Holdings	462,500	723
China Construction Bank	11,064,000	6,474
China Everbright	1,040,000	1,918
China Maple Leaf Educational Systems	3,212,000	1,879
China Medical System Holdings	559,000	712
China Mobile	255,500	2,701
China Mobile ADR	70,600	3,776
China Resources Power Holdings	418,000	676
China Southern Airlines	1,688,000	946
China Traditional Chinese Medicine *	2,082,000	1,138
China Travel International Investment Hong Kong	3,964,000	1,376
Far East Horizon	634,000	469
Fuyao Glass Industry Group *(A)	532,000	1,058
Geely Automobile Holdings	1,195,000	443
GOME Electrical Appliances Holdings	6,102,208	808
Guotai Junan International Holdings	5,089,000	1,283
Haichang Ocean Park Holdings *(A)	1,947,000	423

Description	Shares	Market Value ($ Thousands)

Hengan International Group	51,000	$404
Huabao International Holdings	1,385,000	477
Industrial & Commercial Bank of China	8,334,000	4,116
KWG Property Holding	1,178,000	694
Man Wah Holdings	1,313,600	1,552
Nanjing Sinolife United	1,481,421	471
Regina Miracle International Holdings *(A)	1,494,000	2,163
Shanghai Industrial Holdings	426,000	917
Shanghai Pharmaceuticals Holding	248,900	448
Shenzhen International Holdings	876,500	1,328
Shenzhen Investment	4,370,000	1,585
Shimao Property Holdings	876,000	1,133
Sinosoft Technology Group	2,828,000	1,182
SJM Holdings	2,123,000	1,294
Skyworth Digital Holdings	3,074,000	1,735
Sunac China Holdings	3,000,000	1,929
Sunny Optical Technology Group	621,000	1,438
Tencent Holdings	570,800	10,416
TravelSky Technology	438,000	660
Want Want China Holdings	971,000	643
Xinyi Solar Holdings	5,032,000	1,411

		71,726

Hungary — 0.3%
Richter Gedeon Nyrt	135,846	2,415

India — 1.7%
Dr Reddy’s Laboratories ADR	83,100	3,655
HDFC Bank ADR	81,205	4,289
ICICI Bank ADR	419,300	2,377
Infosys ADR	106,600	1,793
Tata Motors ADR *	77,900	1,732

		13,846

Indonesia — 3.4%
Ace Hardware Indonesia	6,723,900	460
Adaro Energy	11,749,300	532
Adhi Karya Persero	4,308,200	841
Agung Podomoro Land *	20,012,500	486
Astra Agro Lestari	336,500	374
Astra International	2,962,200	1,506
Bank Central Asia	1,929,627	1,944
Bank Negara Indonesia Persero	3,405,400	1,292
Bank Tabungan Negara Persero	20,618,700	2,560
Indofood Sukses Makmur	2,831,200	1,493
Kalbe Farma	31,745,200	3,086
Malindo Feedmill *	3,961,500	391
Matahari Putra Prima	4,677,500	630
Media Nusantara Citra	11,845,200	1,648
Pakuwon Jati	93,130,803	3,190
Pan Brothers	11,885,100	431
Perusahaan Gas Negara Persero	2,548,900	502
Surya Citra Media	9,811,100	2,128

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Telekomunikasi Indonesia Persero	5,404,500	$1,313
Tower Bersama Infrastructure *	5,246,200	2,266

		27,073

Ivory Coast — 0.2%
Cie Ivoirienne d’Electricite	2,056	276
Sonatel	23,610	970

		1,246

Jersey — 0.1%
WNS Holdings ADR *	31,224	890

Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR	69,660	257
KazMunaiGas Exploration Production GDR	78,990	552
KCell GDR	270,676	1,042

		1,851

Kenya — 0.5%
ARM Cement	10	–
Barclays Bank of Kenya	3,622,490	460
East African Breweries	63	–
Equity Group Holdings	6,051,321	2,323
Safaricom	5,461,590	871

		3,654

Malaysia — 0.3%
AirAsia	1,721,800	602
AMMB Holdings	518,100	533
Berjaya Sports Toto	368,900	281
Karex	934,350	869
Top Glove	234,123	313

		2,598

Mauritius — 0.1%
MCB Group	154,090	883

Mexico — 4.2%
Alfa, Cl A	1,162,500	2,108
Alsea	189,472	715
America Movil, Ser L	1,104,800	754
Arca Continental	245,000	1,498
Banregio Grupo Financiero	748,375	3,792
Controladora Vuela Cia de Aviacion ADR *	93,980	1,838
Credito Real SOFOM ER	400,000	849
Fomento Economico Mexicano	111,500	1,047
Gentera	308,400	577
Gruma, Ser B, Cl B	94,400	1,514
Grupo Aeroportuario del Centro Norte, Cl B	141,469	674
Grupo Aeroportuario del Pacifico, Ser B, Cl B	148,800	1,181
Grupo Mexico, Ser B	179,000	378
Grupo Simec, Ser B, Cl B *	347,300	809
Grupo Televisa ADR	143,050	3,676
Kimberly-Clark de Mexico, Cl A	1,976,840	4,350
La Comer *	393,843	381

Description	Shares	Market Value ($ Thousands)

Megacable Holdings	267,348	$1,039
Wal-Mart de Mexico	2,829,795	6,679

		33,859

Morocco — 0.4%
Attijariwafa Bank	44,950	1,501
Ciments du Maroc	7,180	833
Cosumar	40,420	770

		3,104

Nigeria — 0.4%
Guaranty Trust Bank	8,078,095	649
Presco	1,618,660	278
SEPLAT Petroleum Development	734,571	1,286
Zenith Bank	11,963,979	665

		2,878

Oman — 0.1%
Bank Muscat	747,565	823

Pakistan — 1.0%
Bank Alfalah	4,104,940	1,060
DG Khan Cement	488,360	730
Fauji Cement	1,012,020	379
Habib Bank	1,572,759	2,720
Oil & Gas Development	2,070,500	2,118
United Bank	515,570	743

		7,750

Panama — 0.6%
Avianca Holdings ADR	432,599	2,141
Copa Holdings, Cl A	39,241	2,396

		4,537

Peru — 1.2%
Alicorp *	532,500	826
Cementos Pacasmayo	945,040	1,233
Cia de Minas Buenaventura ADR *	197,909	1,033
Credicorp	31,538	3,697
Ferreycorp	1,052,590	388
InRetail Peru *(A)	27,646	373
Intercorp Financial Services, Ser INC	15,650	376
Southern Copper	84,753	2,029

		9,955

Philippines — 4.0%
Aboitiz Power	523,700	473
Ayala	70,080	1,015
Ayala Land	1,803,900	1,244
BDO Unibank	2,337,111	4,866
East West Banking *	2,247,000	678
Emperador	2,462,500	373
GT Capital Holdings	24,250	666
Jollibee Foods	502,170	2,313
Megaworld	50,342,007	3,811
Philippine Long Distance Telephone	19,500	750

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

PNOC Energy Development (Philippines)	5,939,200	$712
Puregold Price Club	1,017,803	728
Robinsons Land	6,341,400	3,501
Robinsons Retail Holdings	1,292,300	1,666
Security Bank	601,460	1,801
SM Prime Holdings	4,623,000	2,013
Universal Robina	1,309,590	5,453

		32,063

Poland — 1.9%
Agora	231,841	665
Asseco Poland	56,557	808
Eurocash	581,458	7,228
Kernel Holding	38,100	479
PGE	671,931	2,174
Polski Koncern Naftowy ORLEN	101,046	1,615
Powszechny Zaklad Ubezpieczen	207,338	1,789
Tauron Polska Energia	791,912	501

		15,259

Qatar — 0.6%
Al Khalij Commercial Bank	118,280	517
Barwa Real Estate	133,536	1,350
Qatar Electricity & Water	14,800	776
United Development	306,320	1,838

		4,481

Romania — 1.3%
Banca Transilvania *	9,873,744	5,637
BRD-Groupe Societe Generale	674,681	1,627
OMV Petrom	7,374,250	424
Societatea Nationala de Gaze Naturale ROMGAZ	28,914	187
Societatea Nationala de Gaze Naturale ROMGAZ GDR	366,051	2,390

		10,265

Russia — 1.6%
Gazprom ADR	355,896	1,303
Rosneft Oil GDR	86,466	326
Sberbank of Russia ADR	252,045	1,545
Sistema GDR	89,605	498
Surgutneftegas ADR	350,525	1,823
Surgutneftegaz ADR	178,918	919
Tatneft PAO ADR	45,291	1,141
Yandex, Cl A *	415,922	5,374

		12,929

South Africa — 3.4%
Barclays Africa Group	98,409	848
Exxaro Resources	129,357	592
FirstRand	696,312	1,955
Foschini Group	63,923	473
Gold Fields	146,211	607
Liberty Holdings	144,704	1,128

Description	Shares	Market Value ($ Thousands)

Life Healthcare Group Holdings	225,108	$500
MMI Holdings	1,673,828	2,476
Mondi	36,258	652
Mr Price Group	289,040	3,018
MTN Group	113,001	958
Naspers, Cl N	3,510	419
Netcare	554,990	1,137
Royal Bafokeng Platinum *	177,125	421
Sasol	39,717	1,075
Shoprite Holdings	190,638	1,863
Sibanye Gold	1,076,869	3,889
SPAR Group	86,486	979
Standard Bank Group	81,442	563
Steinhoff International Holdings	97,339	522
Telkom	295,721	1,011
Truworths International	95,607	520
Tsogo Sun Holdings	382,531	514
Vodacom Group	121,212	1,154

		27,274

South Korea — 8.8%
Amorepacific	16,179	4,808
BNK Financial Group	85,113	593
CJ	5,790	1,114
Coway	7,460	588
Daesang	23,468	597
Daewoo International	77,345	1,191
Daishin Securities	51,160	492
Dongbu Insurance	40,118	2,190
Ecopro *	36,001	304
GS Retail	37,123	1,531
Hanon Systems	81,275	653
Hanwha	33,941	930
Hanwha Techwin	57,023	1,807
Heung-A Shipping, Cl A	313,605	366
Hyosung	7,980	807
Hyundai Marine & Fire Insurance	90,698	2,255
Hyundai Mobis	5,844	1,177
i-SENS *	52,136	1,768
Jusung Engineering *	183,615	1,318
Kangwon Land	34,413	1,148
Kia Motors	88,824	3,311
Korea Electric Power ADR	198,400	4,670
KT&G	56,471	4,863
LG	15,134	879
LG Display ADR	162,200	1,624
LG Household & Health Care	965	677
MDS Technology	66,311	1,161
Medy-Tox	10,730	3,865
Meritz Fire & Marine Insurance	111,096	1,415
NCSoft	6,250	1,213
Nong Shim	4,052	1,330

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

OCI Materials *	18,836	$1,805
S&T Motiv	28,265	1,758
S-1, Cl 1	9,047	672
Samsung Electronics	9,738	9,276
Samsung Life Insurance	5,275	478
SK Telecom	5,025	949
SK Telecom ADR	21,600	450
Value Added Technologies	47,540	1,712
Vieworks	48,914	1,883
WiSoL	81,577	1,036
Woory Industrial *	9,939	199

		70,863

Taiwan — 10.9%
Advanced Semiconductor Engineering	769,000	875
ASPEED Technology	155,132	1,606
Asustek Computer	182,000	1,492
AU Optronics ADR	630,700	1,734
Bioteque	255,000	1,105
Bizlink Holding	369,000	1,790
Cheng Shin Rubber Industry	286,000	500
Chicony Electronics	494,630	1,074
Chlitina Holding	78,000	695
Compal Electronics	3,620,000	2,120
Compeq Manufacturing	570,000	336
Coretronic	1,162,000	1,140
CTBC Financial Holding	759,929	369
Eclat Textile	190,000	2,399
Foxconn Technology	249,000	489
Fubon Financial Holding	646,000	762
Gigasolar Materials	97,000	1,789
Gourmet Master	195,000	1,202
Highwealth Construction	1,228,600	1,209
Hon Hai Precision Industry	3,560,250	8,330
Innolux, Cl A	4,182,000	1,210
Inventec	1,556,000	1,110
Lite-On Technology	1,447,475	1,665
LuxNet	601,093	1,418
Macauto Industrial	330,000	1,792
Merida Industry	143,000	651
Nan Ya Plastics	541,000	1,035
Pegatron	2,387,000	5,639
Powertech Technology	1,569,000	3,405
Radiant Opto-Electronics	798,000	1,574
Ruentex Development	953,000	1,289
Ruentex Industries	508,000	890
SCI Pharmtech	382,000	891
Silergy	214,947	2,804
Silicon Motion Technology ADR	62,787	2,115
Simplo Technology	117,000	377
Taishin Financial Holding	1,581,000	521
Taiwan PCB Techvest	793,000	794

Description	Shares	Market Value ($ Thousands)

Taiwan Semiconductor Manufacturing	743,000	$3,317
Taiwan Semiconductor Manufacturing ADR	555,350	13,079
Tung Thih Electronic	285,000	3,559
Vanguard International Semiconductor	452,000	695
Wan Hai Lines	1,215,000	671
WPG Holdings	2,923,000	2,974
XAC Automation	818,000	1,807
Yeong Guan Energy Technology Group	241,000	1,741

		88,039

Thailand — 2.9%
Bangchak Petroleum	1,833,900	1,583
Bangkok Dusit Medical Services	2,360,800	1,431
Bangkok Expressway & Metro *	20	–
Banpu	1,234,000	634
Beauty Community	5,823,500	882
Big Camera *	21,428,100	1,161
Carabao Group	1,530,968	1,590
Kasikornbank	227,806	1,090
Kiatnakin Bank	483,600	611
Minor International	3,284,036	3,318
Plan B Media *	3,328,900	542
PTT	300,400	2,192
PTT Global Chemical	774,500	1,168
Sansiri	11,920,200	555
Sino-Thai Engineering & Construction	2,774,879	1,363
Srisawad Power 1979	1,620,008	2,069
Thai Union Group	2,995,700	1,673
Thanachart Capital	1,492,500	1,592

		23,454

Turkey — 2.4%
Akcansa Cimento	170,500	820
Anadolu Efes Biracilik Ve Malt Sanayii	38,985	227
Arcelik	44,935	291
Coca-Cola Icecek	255,045	2,853
Emlak Konut Gayrimenkul Yatirim Ortakligi, Cl REIT ‡	758,909	663
Eregli Demir ve Celik Fabrikalari	830,686	970
Ford Otomotiv Sanayi	117,783	1,391
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret	333,345	543
TAV Havalimanlari Holding	297,984	1,760
Tupras Turkiye Petrol Rafinerileri	131,704	3,383
Turk Hava Yollari *	1,840,179	4,559
Turk Traktor ve Ziraat Makineleri	45,448	1,210
Turkiye Is Bankasi, Cl C	309,381	473

		19,143

Ukraine — 0.0%
MHP GDR	52,931	412

United Arab Emirates — 2.2%
Aldar Properties PJSC	1,313,600	894

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

DAMAC Properties Dubai	3,799,489	$2,814
Dubai Islamic Bank	2,063,464	3,590
Emaar Properties	4,032,549	6,422
Emirates NBD	300,000	592
First Gulf Bank	144,331	501
Mashreqbank	12,000	245
NMC Health	118,278	1,459
Ras Al Khaimah Ceramics	1,195,180	1,136

		17,653

United Kingdom — 0.9%
Acacia Mining	183,477	635
Centamin	847,392	1,093
Genel Energy *	87,104	90
Georgia Healthcare Group *(A)	359,020	765
Global Telecom Holding SAE GDR *	635,920	814
Lukoil PJSC ADR	49,658	1,763
MHP GDR	93,939	731
PhosAgro OAO GDR	78,630	1,002
SEPLAT Petroleum Development (A)	398,710	485

		7,378

United States — 1.9%
EPAM Systems *	31,610	2,161
Globant *	35,400	1,092
Kansas City Southern	48,030	3,925
Luxoft Holding, Cl A *	42,201	2,142
PriceSmart	81,395	6,289

		15,609

Total Common Stock (Cost $767,251) ($ Thousands)	674,566

	Number of Participation Notes
PARTICIPATION NOTES *— 7.7%

Chile — 0.3%
SACI Falabella, Expires 11/07/2018	298	1,933

China — 0.2%
Huangshan Tour, Expires 11/06/2020	529	1,714

Colombia — 0.1%
Baco Davivienda, Expires 12/05/2018	23	173
Constructora Conconcreto, Expires 12/05/2018	498	152
Empresa de Telecomunicaciones de Bogota, Expires 12/05/2018	1,785	313

		638

Egypt — 0.4%
Emaar Misr for Development, Expires 05/02/2018	1,685	482

Description	Number of Participation Notes	Market Value ($ Thousands)

Palm Hills Developments, Expires 05/02/2018	8,970	$2,600

		3,082

India — 0.9%
Fortis Healthcare, Expires 08/07/2020	1,005	2,460
LIC Housing Finance, Expires 03/08/2019	202	1,251
Mihindra Cie, Expires 07/02/2020	238	547
SKS Microfinance, Expires 11/05/2018	377	2,671
Voltas, Expires 05/28/2020	107	347

		7,276

Japan — 0.0%
Tokyo Cement Lanka, Expires 12/05/2016	457	107

Kuwait — 1.1%
Kuwait Food Americana SAK, Expires 02/14/2019	121	892
Mabanee, Expires 08/05/2019	355	1,012
Mezzan Holding, Expires 05/02/2018	698	2,352
National Bank of Kuwait, Expires 03/24/2016	1,687	4,095
National Bank of Kuwait SAKP, Expires 11/20/2018	303	730

		9,081

Pakistan — 0.6%
DG Khan Cement, Expires 01/17/2017	581	867
Fauji Cement, Expires 12/02/2016	1,025	384
United Bank, Expires 10/31/2016	2,663	3,835

		5,086

Saudi Arabia — 1.3%
Bupa Arabia for Cooperative Insurance, Expires 04/05/2017	87	2,526
CO For Cooperative Insurance, Expires 07/31/2017	113	2,181
Mouwasat Medical Services, Expires 09/20/2017	60	1,825
Samba Financial Group, Expires 03/02/2017	408	2,372
United International Transportation, Expires 07/31/2017	192	1,834

		10,738

Singapore — 0.1%
Eclerx Services, Expires 11/13/2020	43	824

Spain — 0.1%
Cemex Latam Holdings, Expires 10/31/2018	199	649

Sri Lanka — 0.3%
Hatton National Bank, Expires 09/05/2016	742	992
Hemas Holdings, Expires 12/05/2017	688	379
John Keells Holdings, Expires 07/05/2019	729	802

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

February 29, 2016

Description	Number of Participation Notes	Market Value ($ Thousands)

LAUGFS Gas, Expires 12/05/2016	704	$185

		2,358

Switzerland — 0.1%
Shanghai Jahwa United, Expires 03/20/2020	233	1,040

Turkey — 0.3%
Arcelik, Expires 11/06/2017	127	821
Pegasus Hava Tasimaciligi, Expires 11/06/2017	72	421
Turkiye Garanti Bankasi, Expires 11/30/2017	486	1,195

		2,437

United Arab Emirates — 0.0%
First Gulf Bank, Expires 12/11/2017	—	1

United Kingdom — 0.1%
Jazeera Airways, Expires 12/20/2018	276	760

United States — 0.4%
East African Breweries, Expires 10/31/2017	787	2,073
Fawaz Abdulaziz Al Hokair, Expires 03/02/2017	54	638
Sinotrans Air, Expires 01/21/2020	270	750

		3,461

Vietnam — 1.4%
Danang Rubber, Expires 06/03/2019	427	823
FPT, Expires 06/01/2015	395	838
Hoa Phat Group, Expires 07/24/2018	1,111	1,376
Military Commercial Joint Stock Bank, Expires 02/12/2018	2,837	1,841
Mobile World Investment, Expires 08/15/2016	94	312
Pha Lai Thermal Power, Expires 01/17/2017	177	135
Vietnam Dairy Products, Expires 12/05/2016	241	1,383
Vingroup, Expires 01/20/2016	2,280	4,493

		11,201

Total Participation Notes (Cost $72,676) ($ Thousands)		62,386

	Shares
EXCHANGE TRADED FUNDS — 3.9%

United States — 3.9%
iPath MSCI India Index ETN	95,707	5,292
iShares MSCI Emerging Markets Index Fund	403,172	12,220
iShares MSCI Frontier 100 ETF	48,700	1,164
iShares MSCI India ETF	220,400	5,294

Description	Shares	Market Value ($ Thousands)

WisdomTree India Earnings Fund	435,500	$7,351

Total Exchange Traded Funds (Cost $37,398) ($ Thousands)		31,321

PREFERRED STOCK — 1.4%

Brazil — 0.9%
Banco Bradesco, Cl Preference	137,100	734
Bradespar, Cl Preference	316,600	319
Braskem	278,100	1,778
Cia Brasileira de Distribuicao, Cl Preference	38,400	405
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	4,500	48
Cia Energetica de Minas Gerais	240,200	356
Cia Paranaense de Energia	197,800	1,145
Itausa - Investimentos Itau	916,500	1,562
Marcopolo	959,800	494

		6,841

Chile — 0.0%
Sociedad Quimica y Minera de Chile, Cl B	12,012	215

Colombia — 0.4%
Banco Davivienda, Cl Preference	315,631	2,385
Bancolombia, Cl Preference	79,178	590

		2,975

South Korea — 0.1%
LG Chemical	6,973	1,133

Total Preferred Stock (Cost $12,111) ($ Thousands)		11,164

	Number of Rights

RIGHTS — 0.0%

Chile — 0.0%
Parque Arauco*, Expires 03/24/2016	62	13

Total Rights (Cost $—) ($ Thousands)		13

	Shares

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	3,905,756	3,906

Total Cash Equivalent (Cost $3,906) ($ Thousands)		3,906

Total Investments — 97.2% (Cost $893,342) ($ Thousands) @		$783,356

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

February 29, 2016

Percentages are based on a Net Assets of $806,020 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $893,342 ($ Thousands), and the unrealized appreciation and depreciation were $22,222 ($ Thousands) and $(132,208) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

GDR — Global Depositary Receipt

MSCI — Morgan Stanly Capital International

Ser — Series

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$674,566	$—	$—	$674,566
Participation Notes	—	62,386	—	62,386
Exchange Traded Funds	31,321	—	—	31,321
Preferred Stock	11,164	—	—	11,164
Cash Equivalent	3,906	—	—	3,906
Right	13	—	—	13

Total Investments in Securities	$720,970	$62,386	$—	$783,356

For the period ended February 29, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 29, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended February 29, 2016 ($ Thousands).

Security Description	Value 5/31/15	Purchases at Cost	Proceeds from Sales	Value 2/29/16	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$2,800	$226,610	$(225,504)	$3,906	$5

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 35.5%

Agency Mortgage-Backed Obligations — 6.2%
FHLMC
2.000%, 08/25/2016	$1,965	$1,979
FHLMC ARM
3.164%, 03/01/2036 (A)	2,693	2,866
2.500%, 06/01/2035 (A)	2,443	2,576
2.060%, 10/01/2035 (A)	1,333	1,389
FHLMC CMO, Ser 2007-3311, Cl FN
0.727%, 05/15/2037 (A)	878	879
FHLMC CMO, Ser 2010-3721, Cl FB
0.927%, 09/15/2040 (A)	3,001	3,021
FHLMC CMO, Ser 2011-3891, Cl BF
0.724%, 07/15/2041 (A)	2,088	2,094
FHLMC Multifamily Structured Pass Through Certificates, Ser K011, Cl X1, IO
0.299%, 11/25/2020 (A)	115,712	1,394
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl X1, IO
2.191%, 05/25/2018 (A)	29,300	1,130
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.609%, 01/25/2019 (A)	85,120	3,150
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl X1, IO
1.897%, 05/25/2019 (A)	30,537	1,454
FHLMC REMIC, Ser 2007-3335, Cl BF
0.577%, 07/15/2019 (A)	298	297
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	733	793
FNMA
6.000%, 09/01/2039 to 04/01/2040	1,254	1,432
4.500%, 10/01/2024	2,101	2,262
3.000%, 05/01/2022 to 12/01/2030	5,264	5,531
FNMA ARM
2.675%, 10/01/2033 (A)	325	338
2.634%, 10/01/2033 (A)	562	592
2.611%, 04/01/2034 (A)	1,421	1,500
2.550%, 05/01/2034 (A)	548	580
2.540%, 10/01/2033 (A)	535	564
2.527%, 09/01/2034 (A)	787	835
2.492%, 08/01/2034 (A)	1,462	1,542
2.467%, 05/01/2035 (A)	885	931
2.459%, 10/01/2033 (A)	907	962
2.454%, 01/01/2034 (A)	876	915
2.434%, 10/01/2024 (A)	259	276
2.422%, 07/01/2036 (A)	2,205	2,321
2.390%, 06/01/2035 (A)	931	982
2.357%, 05/01/2035 (A)	1,353	1,434
2.305%, 05/01/2037 (A)	2,895	3,033
2.272%, 04/01/2033 (A)	365	388
2.235%, 10/01/2035 (A)	1,641	1,730
2.203%, 06/01/2035 (A)	645	677

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.185%, 09/01/2033 (A)	$1,332	$1,384
2.045%, 07/01/2034 (A)	1,513	1,580
2.023%, 07/01/2034 (A)	685	726
1.930%, 03/01/2035 (A)	2,126	2,209
1.889%, 02/01/2035 (A)	1,709	1,771
FNMA CMO, Ser 2005-92, Cl UF
0.777%, 10/25/2025 (A)	1,773	1,770
FNMA CMO, Ser 2010-87, Cl PF
0.566%, 06/25/2040 (A)	2,498	2,498
FNMA CMO, Ser 2011-63, Cl FG
0.877%, 07/25/2041 (A)	1,966	1,970
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	1,743	1,762
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	12,492	1,145
FNMA CMO, Ser 2013-96, Cl FW
0.579%, 09/25/2043 (A)	2,086	2,092
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	1,068	166
FNMA TBA
3.500%, 03/01/2041	1,150	1,215
3.000%, 03/15/2030	1,475	1,538
GNMA ARM
1.953%, 12/20/2060 (A)	3,095	3,197
1.920%, 09/20/2060 to 11/20/2060 (A)	3,279	3,332
1.367%, 11/20/2060 (A)	2,927	2,959
1.323%, 12/20/2060 (A)	3,224	3,262
GNMA CMO, Ser 2002-66, Cl FC
0.826%, 07/16/2031 (A)	1,216	1,220
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	1,448	1,482
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.779%, 12/07/2020 (A)	5,919	5,903
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.874%, 10/07/2020 (A)	6,472	6,468
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
1.090%, 11/05/2020 (A)	6,730	6,724
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.982%, 12/08/2020 (A)	452	453
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.984%, 12/08/2020 (A)	7,595	7,606
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.874%, 01/08/2020 (A)	4,314	4,312

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2011- R2, Cl 1A
1.020%, 02/06/2020 (A)	$5,125	$5,112
NCUA Guaranteed Notes CMO, Ser 2011- R3, Cl 1A
0.824%, 03/11/2020 (A)	5,278	5,259
NCUA Guaranteed Notes CMO, Ser 2011- R4, Cl 1A
0.804%, 03/06/2020 (A)	614	614

		131,576

Non-Agency Mortgage-Backed Obligations — 29.3%
A10 Term Asset Financing LLC, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	1,973	1,929
Adjustable Rate Mortgage Trust, Ser 2005- 2, Cl 1A2
2.651%, 06/25/2035 (A)	588	553
Adjustable Rate Mortgage Trust, Ser 2005- 4, Cl 7A2
0.887%, 08/25/2035 (A)	286	281
American General Mortgage Loan Trust, Ser 2010-1A, Cl A4
5.650%, 03/25/2058 (A) (B)	1,600	1,629
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
2.344%, 09/25/2045 (A)	1,609	1,548
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl E
3.027%, 09/15/2026 (A) (B)	1,500	1,432
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
2.327%, 06/15/2028 (A) (B)	2,500	2,377
Banc of America Commercial Mortgage, Ser 2006-4, Cl AM
5.675%, 07/10/2046	3,165	3,203
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	3,470	3,488
Banc of America Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/2045	1,630	1,625
Banc of America Commercial Mortgage, Ser 2007-3, Cl AJ
5.742%, 06/10/2049 (A)	4,030	3,998
Banc of America Commercial Mortgage, Ser 2007-3, Cl AM
5.566%, 06/10/2049 (A)	500	516
Banc of America Commercial Mortgage, Ser 2007-3, Cl AMF
5.317%, 06/10/2049	4,125	4,241

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2004-C, Cl 2A2
2.985%, 12/20/2034 (A)	$634	$613
Banc of America Funding, Ser 2005-F, Cl 4A1
2.848%, 09/20/2035 (A)	195	165
Banc of America Funding, Ser 2006-D, Cl 3A1
2.874%, 05/20/2036 (A)	130	114
Banc of America Funding, Ser 2006-I, Cl 1A1
2.480%, 12/20/2036 (A)	7,316	7,323
Banc of America Funding, Ser 2010-R5, Cl 4A3
2.425%, 08/26/2036 (A) (B)	1,912	1,874
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl H
5.104%, 07/10/2043 (A)(B)	411	411
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.794%, 06/25/2033 (A)	4,749	4,704
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.740%, 02/25/2035 (A)	67	65
Banc of America Mortgage Trust, Ser 2003- F, Cl 2A3
2.748%, 07/25/2033 (A)	2,741	2,728
Banc of America Mortgage Trust, Ser 2003- I, Cl 2A6
2.993%, 10/25/2033 (A)	5,714	5,781
Banc of America Mortgage Trust, Ser 2003- K, Cl 2A1
2.978%, 12/25/2033 (A)	2,843	2,792
Banc of America Mortgage Trust, Ser 2004- A, Cl 2A2
2.783%, 02/25/2034 (A)	3,955	3,746
Banc of America Mortgage Trust, Ser 2004- C, Cl 2A1
2.693%, 04/25/2034 (A)	1,437	1,426
Banc of America Mortgage Trust, Ser 2004- L, Cl 1A1
2.895%, 01/25/2035 (A)	939	927
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
1.306%, 12/25/2033 (A) (B)	2,045	1,962
Bayview Commercial Asset Trust, Ser 2004- 1, Cl A
0.796%, 04/25/2034 (A) (B)	4,509	4,195
Bayview Commercial Asset Trust, Ser 2004- 2, Cl A
0.866%, 08/25/2034 (A) (B)	2,687	2,418

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
0.786%, 04/25/2035 (A) (B)	$2,983	$2,710
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.732%, 01/21/2038 (A) (B)	322	322
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.478%, 12/25/2033 (A)	3,140	3,140
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.661%, 08/25/2034 (A)	4,231	4,223
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
2.876%, 01/25/2034 (A)	5,222	5,181
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.356%, 04/25/2034 (A)	999	987
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A)	3,060	3,010
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.121%, 07/25/2034 (A)	3,530	3,506
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.226%, 11/25/2034 (A)	1,196	1,145
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
3.090%, 03/25/2035 (A)	3,365	3,347
Bear Stearns ARM Trust, Ser 2005-2, Cl A2
2.924%, 03/25/2035 (A)	2,993	3,007
Bear Stearns ARM Trust, Ser 2005-5, Cl A2
2.480%, 08/25/2035 (A)	6,804	6,773
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW11, Cl AM
5.621%, 03/11/2039 (A)	222	222
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	361	363
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	520	528
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (A)	4,000	4,103
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.736%, 12/25/2036 (A)	38	68
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
2.379%, 07/05/2033 (A) (B)	2,000	1,950
BOCA Hotel Portfolio Trust, Ser 2013-BOCA, Cl C
2.581%, 08/15/2026 (A) (B)	3,600	3,583
BXHTL Mortgage Trust, Ser 2015-JWRZ, Cl GL1
3.276%, 05/15/2029 (A) (B)	5,800	5,556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carefree Portfolio Trust, Ser 2014-CARE, Cl A
1.751%, 11/15/2019 (A) (B)	$4,077	$4,050
Carefree Portfolio Trust, Ser 2014-CARE, Cl B
2.281%, 11/15/2019 (A) (B)	3,000	2,984
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	812	847
CGBAM Commercial Mortgage Trust, Ser 2014-HD, Cl D
2.426%, 02/15/2031 (A) (B)	2,000	1,902
Chase Mortgage Finance Trust, Ser 2005- A1, Cl 2A3
2.679%, 12/25/2035 (A)	1,536	1,387
Chase Mortgage Finance Trust, Ser 2007- A2, Cl 2A3
2.716%, 07/25/2037 (A)	1,954	1,962
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.606%, 02/25/2037 (A)	1,460	1,453
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.716%, 02/25/2037 (A)	1,339	1,316
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
2.848%, 01/19/2034 (A)	2,902	2,860
CHL Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.293%, 07/25/2034 (A)	823	811
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	396	404
CHL Mortgage Pass-Through Trust, Ser 2004-9, Cl A4
5.250%, 06/25/2034	260	260
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	74	76
Citicorp Mortgage Securities Trust, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037	918	930
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.345%, 12/10/2049 (A)	639	671
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	32	32
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl D
2.176%, 06/15/2033 (A)(B)	7,000	6,729

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
1.177%, 06/15/2033 (A) (B)	$1,500	$1,475
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl F
3.576%, 06/15/2033 (A) (B)	500	482
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	790	808
Citigroup Mortgage Loan Trust, Ser 2007- AR5, Cl 1A2A
2.872%, 04/25/2037 (A)	1,055	946
Citigroup Mortgage Loan Trust, Ser 2008- AR4, Cl 2A1A
2.804%, 11/25/2038 (A) (B)	2,345	2,345
COMM Mortgage Trust, Ser 2006-C8, Cl AM
5.347%, 12/10/2046	5,450	5,540
COMM Mortgage Trust, Ser 2006-C8, Cl A4
5.306%, 12/10/2046	2,115	2,144
COMM Mortgage Trust, Ser 2007-C9, Cl AJFL
1.119%, 12/10/2049 (A) (B)	11,710	10,944
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	29	29
COMM Mortgage Trust, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	30	30
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	137	136
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.967%, 08/10/2046 (A)	47,883	2,063
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	82	81
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.226%, 03/15/2029 (A) (B)	4,480	4,345
COMM Mortgage Trust, Ser 2014-KYO, Cl D
2.424%, 06/11/2027 (A) (B)	1,840	1,754
COMM Mortgage Trust, Ser 2014-KYO, Cl C
2.074%, 06/11/2027 (A) (B)	2,270	2,175
COMM Mortgage Trust, Ser 2014-KYO, Cl E
2.779%, 06/11/2027 (A) (B)	1,480	1,409
COMM Mortgage Trust, Ser 2014-PAT, Cl C
2.077%, 08/13/2027 (A) (B)	2,000	1,914
COMM Mortgage Trust, Ser 2014-TWC, Cl D
2.674%, 02/13/2032 (A) (B)	3,435	3,250
Commercial Mortgage Pass Through Certificates, Ser 2014-CR14, Cl XA, IO
1.014%, 02/10/2047 (A)	36,530	1,403
Commercial Mortgage Trust, Ser 2007- GG11, Cl AM
5.867%, 12/10/2049 (A)	3,300	3,399

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Trust, Ser 2007- GG9, Cl A4
5.444%, 03/10/2039	$2,263	$2,312
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	2,652	2,720
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AMFL
0.660%, 01/15/2049 (A)	7,110	6,761
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A4
5.953%, 09/15/2039 (A)	1,323	1,370
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 6A1
2.560%, 06/25/2034 (A)	7,829	7,763
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
2.508%, 09/25/2034 (A)	2,219	2,185
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl AM
5.793%, 06/15/2038 (A)	4,050	4,071
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AM
5.509%, 09/15/2039	5,000	5,060
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	507	510
CSMC Trust, Ser 2014-ICE, Cl X1CP, IO
1.686%, 04/15/2027 (A) (B)	30,718	80
CSMC Trust, Ser 2015-SAND, Cl D
3.276%, 08/15/2030 (A) (B)	1,847	1,723
CSMC Trust, Ser 2015-SAND, Cl C
2.576%, 08/15/2030 (A) (B)	1,000	950
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	24	24
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.356%, 07/10/2044 (A) (B)	37,080	1,308
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
0.697%, 06/25/2034 (A)	4,383	4,120
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
1.246%, 09/19/2044 (A)	2,319	2,196
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
1.266%, 09/19/2044 (A)	898	823
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.790%, 01/19/2045 (A)	1,557	1,318

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.978%, 02/25/2048 (A) (B)	$3,270	$3,271
FDIC Guaranteed Notes Trust, Ser 2010- S2, Cl 1A
0.928%, 11/29/2037 (A) (B)	761	759
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.277%, 04/25/2024 (A)	315	315
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M1
1.777%, 04/25/2028 (A)	2,899	2,904
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M1
1.686%, 03/25/2028 (A)	297	297
First Horizon Alternative Mortgage Securities Trust, Ser 2005-AA3, Cl 3A1
2.381%, 05/25/2035 (A)	376	337
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.377%, 05/25/2024 (A)	329	324
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.377%, 05/25/2024 (A)	216	215
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.627%, 07/25/2024 (A)	1,938	1,926
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.577%, 05/25/2025 (A)	176	176
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M1
2.027%, 04/25/2028 (A)	3,414	3,404
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M1
2.377%, 08/25/2028 (A)	6,000	6,008
GAHR Commercial Mortgage Trust, Ser 2015-NRF, Cl AFL1
1.726%, 12/15/2016 (A) (B)	4,954	4,901
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.272%, 12/19/2033 (A)	822	810
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	17	17
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.171%, 12/10/2043 (A) (B)	36,669	265
GS Mortgage Securities Trust, Ser 2010- C2, Cl A1
3.849%, 12/10/2043 (B)	17	18

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser 2011- GC3, Cl X, IO
0.724%, 03/10/2044 (A) (B)	$34,591	$936
GS Mortgage Securities Trust, Ser 2013- GC13, Cl A1
1.206%, 07/10/2046	77	77
GS Mortgage Securities Trust, Ser 2013- GC14, Cl A1
1.217%, 08/10/2046	152	151
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.827%, 10/25/2032 (A)	45	45
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.973%, 01/25/2035 (A)	441	422
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.886%, 04/25/2035 (A)	854	808
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
2.656%, 09/25/2035 (A)	955	950
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
3.204%, 01/25/2036 (A)	2,172	2,002
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.751%, 08/19/2034 (A)	3,756	3,780
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.433%, 11/19/2034 (A)	130	119
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
0.772%, 06/20/2035 (A)	3,602	3,344
Hilton USA Trust, Ser 2013-HLF, Cl DFL
3.179%, 11/05/2030 (A) (B)	4,647	4,634
Hilton USA Trust, Ser 2013-HLF, Cl BFL
1.930%, 11/05/2030 (A) (B)	2,720	2,713
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.430%, 11/05/2030 (A) (B)	340	340
Hilton USA Trust, Ser 2013-HLF, Cl CFL
2.330%, 11/05/2030 (A) (B)	2,267	2,256
HSI Asset Securitization Trust, Ser 2005- NC1, Cl 2A4
1.067%, 07/25/2035 (A)	1,609	1,608
Hudsons Bay Simon JV Trust, Ser 2015- HBFL, Cl CFL
2.979%, 08/05/2017 (A) (B)	2,500	2,459
Hudsons Bay Simon JV Trust, Ser 2015- HBFL, Cl BFL
2.579%, 08/05/2017 (A) (B)	2,000	1,976

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Cl E
4.226%, 11/15/2029 (A) (B)	$4,780	$4,563
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.327%, 03/25/2035 (A)	202	182
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.677%, 04/25/2037 (A)	1,432	1,321
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
2.994%, 07/25/2037 (A)	3,249	2,837
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
6.106%, 04/15/2045 (A)	182	183
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	5,894	5,958
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/2047	6,126	6,250
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	2	2
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	8	8
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.204%, 08/05/2032 (A) (B)	14,017	870
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.090%, 02/15/2046 (A) (B)	32,750	1,126
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl XA, IO
2.041%, 10/15/2045 (A)	13,656	1,146
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	6	6
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	107	106
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-BXH, Cl A
1.331%, 04/15/2027 (A) (B)	3,340	3,278
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-FBLU, Cl C
2.426%, 12/15/2028 (A) (B)	4,000	3,955
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl D
2.781%, 06/15/2029 (A) (B)	3,000	2,916

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2015-CSMO, Cl A
1.676%, 01/15/2032 (A) (B)	$2,115	$2,075
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	458	466
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
2.638%, 06/25/2035 (A)	1,490	1,443
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
2.638%, 06/25/2035 (A)	1,505	1,457
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
2.682%, 07/25/2035 (A)	298	294
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
2.709%, 07/25/2035 (A)	6,176	6,081
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.681%, 11/25/2033 (A)	727	728
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.726%, 07/25/2035 (A)	1,063	1,058
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.766%, 07/25/2035 (A)	3,862	3,821
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.784%, 07/25/2035 (A)	1,091	1,100
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.714%, 06/25/2037 (A)	120	103
JPMorgan Resecuritization Trust, Ser 2009-12, Cl 6A1
2.735%, 10/26/2035 (A) (B)	2,183	2,190
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl AM
5.878%, 06/15/2038 (A)	4,420	4,447
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	2,356	2,403
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.493%, 02/15/2040 (A)	1,927	1,959
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (A)	702	718
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.250%, 04/15/2041 (A)	491	513

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2009-C7, Cl A3
5.347%, 11/15/2038	$1,000	$1,013
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.623%, 07/25/2035 (A)	121	104
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	3,540	3,560
Mellon Residential Funding, Ser 1999- TBC3, Cl A2
2.609%, 10/20/2029 (A)	450	447
Mellon Residential Funding, Ser 2001- TBC1, Cl A1
1.126%, 11/15/2031 (A)	3,027	2,797
Merrill Lynch Mortgage Investors Trust, Ser 2003-D, Cl A
1.047%, 08/25/2028 (A)	2,573	2,449
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
1.067%, 01/25/2029 (A)	940	893
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.267%, 12/25/2034 (A)	1,831	1,825
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
2.520%, 10/25/2035 (A)	2,848	2,681
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.589%, 02/25/2035 (A)	2,813	2,800
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.717%, 07/25/2035 (A)	971	763
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/2049	893	904
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl AM
5.204%, 12/12/2049	3,000	3,058
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	553	563
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AMFL
0.607%, 08/12/2048 (A) (B)	2,690	2,538
Morgan Stanley Capital I Trust, Ser 2015- XLF1, Cl B
2.175%, 08/14/2031 (A) (B)	2,750	2,722
Morgan Stanley Capital I, Ser 2006-IQ12, Cl A4
5.332%, 12/15/2043	863	874

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	$1,208	$1,236
Morgan Stanley Capital I, Ser 2007-T25, Cl A3
5.514%, 11/12/2049 (A)	793	807
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	5,000	4,818
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.088%, 11/25/2034 (A)	1,641	1,612
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.697%, 09/25/2035 (A)	324	319
Morgan Stanley Re-REMIC Trust, Ser 2012- IO, Cl AXA
1.000%, 03/27/2051 (B)	57	57
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
1.286%, 08/15/2032 (A)	1,146	1,079
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
4.793%, 10/25/2034 (C)	750	768
Nomura Resecuritization Trust, Ser 2014- 6R, Cl 5A1
2.565%, 04/26/2037 (A) (B)	2,947	2,967
Nomura Resecuritization Trust, Ser 2015- 1R, Cl 5A1
1.246%, 06/26/2046 (A) (B)	4,730	4,574
Nomura Resecuritization Trust, Ser 2015- 2R, Cl 5A1
1.026%, 04/26/2047 (A) (B)	2,177	2,073
Nomura Resecuritization Trust, Ser 2015- 4R, Cl 3A2
2.475%, 01/26/2036 (A) (B)	6,384	6,154
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
2.678%, 07/25/2038 (A)	1,932	1,867
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.615%, 08/25/2033 (A)	2,393	2,450
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
2.643%, 10/25/2035 (A)	1,944	1,917
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
2.551%, 10/25/2035 (A)	2,055	2,031
RALI Trust, Ser 2006-QO10, Cl A1
0.596%, 01/25/2037 (A)	5,234	3,789
RALI Trust, Ser 2007-QO3, Cl A1
0.587%, 03/25/2047 (A)	1,520	1,179

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RBSSP Resecuritization Trust, Ser 2009-7, Cl 2A5
3.639%, 09/26/2035 (A) (B)	$2,314	$2,319
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.248%, 08/25/2022 (A)	953	838
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.832%, 10/20/2027 (A)	1,172	1,143
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
1.132%, 09/20/2032 (A)	488	437
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
1.869%, 06/20/2034 (A)	2,420	2,337
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	1,201	1,196
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	2,217	2,125
Springleaf Mortgage Loan Trust, Ser 2013- 1A, Cl A
1.270%, 06/25/2058 (A) (B)	748	746
Springleaf Mortgage Loan Trust, Ser 2013- 2A, Cl A
1.780%, 12/25/2065 (A) (B)	3,462	3,465
Springleaf Mortgage Loan Trust, Ser 2013- 3A, Cl A
1.870%, 09/25/2057 (A) (B)	10,952	10,951
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.531%, 03/25/2034 (A)	2,745	2,666
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A1
2.481%, 03/25/2034 (A)	2,449	2,429
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.797%, 07/25/2034 (A)	4,182	3,991
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.624%, 04/25/2035 (A)	2,269	2,099
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
1.086%, 10/19/2034 (A)	2,278	2,162
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003- 17A, Cl 2A1
2.498%, 05/25/2033 (A)	3,843	3,834
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.067%, 09/25/2043 (A)	2,227	2,134
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
2.444%, 03/25/2037 (A)	2,481	2,167

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Towd Point Mortgage Trust, Ser 2015-2, Cl 2A1
3.750%, 11/25/2057 (A) (B)	$3,085	$3,189
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A) (B)	222	222
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A) (B)	256	255
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl XA, IO
2.364%, 05/10/2045 (A) (B)	11,865	1,156
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	42	42
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	33	33
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	120	119
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A3
6.011%, 06/15/2045 (A)	411	412
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl AM
5.603%, 10/15/2048 (A)	5,390	5,471
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/2043	1,220	1,244
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AM
5.591%, 04/15/2047 (A)	3,000	3,082
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl AJ
6.149%, 02/15/2051 (A)	4,130	4,101
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.534%, 10/25/2033 (A)	3,479	3,523
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.413%, 08/25/2033 (A)	2,417	2,409
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.521%, 09/25/2033 (A)	1,776	1,782
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.450%, 03/25/2034 (A)	5,929	5,924
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.847%, 07/25/2044 (A)	4,318	4,101

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.553%, 10/25/2034 (A)	$2,363	$2,367
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
1.167%, 11/25/2034 (A)	2,987	2,646
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
1.147%, 11/25/2034 (A)	2,156	1,935
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.587%, 01/25/2035 (A)	4,824	4,810
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.685%, 04/25/2044 (A)	5,436	5,222
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.836%, 06/25/2044 (A)	2,890	2,652
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	1,310	1,361
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	178	183
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
1.067%, 01/25/2045 (A)	2,211	2,054
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
1.227%, 01/25/2045 (A)	1,161	1,054
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.747%, 08/25/2045 (A)	2,918	2,679
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.717%, 10/25/2045 (A)	3,096	2,846
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.735%, 10/25/2045 (A)	570	560
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.525%, 12/25/2035 (A)	152	145
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.706%, 12/25/2045 (A)	2,998	2,788
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.697%, 12/25/2045 (A)	263	252
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.757%, 01/25/2045 (A)	1,612	1,472

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.657%, 04/25/2045 (A)	$6,048	$5,616
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.717%, 07/25/2045 (A)	3,468	3,225
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
1.067%, 07/25/2045 (A)	2,412	2,260
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
1.355%, 01/25/2046 (A)	2,499	2,376
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A
1.076%, 12/25/2046 (A)	1,262	972
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.899%, 04/25/2047 (A)	3,941	2,950
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	39	38
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	87	87
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A3
2.754%, 10/25/2034 (A)	381	368
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
2.740%, 09/25/2033 (A)	2,058	2,045
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.615%, 11/25/2033 (A)	1,270	1,267
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
2.749%, 05/25/2034 (A)	324	322
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034 (A)	1,327	1,320
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
2.730%, 08/25/2034 (A)	3,542	3,522
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.743%, 08/25/2034 (A)	2,434	2,408
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.741%, 09/25/2034 (A)	3,081	3,096
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
2.740%, 09/25/2034 (A)	3,677	3,700

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.744%, 09/25/2034 (A)	$815	$827
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.754%, 10/25/2034 (A)	5,340	5,287
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.798%, 11/25/2034 (A)	4,131	4,132
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.851%, 12/25/2034 (A)	1,587	1,574
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.764%, 02/25/2035 (A)	5,077	5,025
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
2.751%, 06/25/2035 (A)	1,134	1,145
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
2.750%, 06/25/2035 (A)	4,844	4,901
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.751%, 06/25/2035 (A)	3,436	3,522
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.760%, 06/25/2035 (A)	874	861
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.760%, 06/25/2035 (A)	1,083	1,098
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.782%, 02/25/2034 (A)	944	946
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
2.736%, 03/25/2035 (A)	1,668	1,673
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
2.741%, 05/25/2035 (A)	388	381
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
2.724%, 06/25/2035 (A)	993	1,005
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
2.739%, 06/25/2035 (A)	1,690	1,706
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
2.739%, 06/25/2034 (A)	1,629	1,652
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036	931	863

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl C
2.197%, 11/15/2029 (A) (B)	$1,607	$1,535
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.143%, 02/15/2044 (A) (B)	18,399	600
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	47	47
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A2
2.191%, 04/15/2017	545	547
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	44	43

		626,318

Total Mortgage-Backed Securities (Cost $767,848) ($ Thousands)		757,894

ASSET-BACKED SECURITIES — 24.9%

Automotive — 3.1%
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	1,594	1,594
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	222	222
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A4
0.950%, 06/20/2018	850	849
Ally Auto Receivables Trust, Ser 2015-SN1, Cl A3
1.210%, 12/20/2017	701	701
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	111	111
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/2017	51	51
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl B
1.070%, 03/08/2018	399	399
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,150	1,163
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl A3
0.940%, 02/08/2019	2,000	1,996

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl A3
1.150%, 06/10/2019	$1,590	$1,585
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A2A
0.770%, 04/09/2018	291	291
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	925	922
AmeriCredit Automobile Receivables Trust, Ser 2015-4
1.260%, 04/08/2019	430	429
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2B
1.178%, 04/08/2019 (A)	3,000	3,000
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.178%, 06/10/2019 (A)	2,780	2,780
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	450	450
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	105	104
BMW Vehicle Owner Trust, Ser 2013-A, Cl A3
0.670%, 11/27/2017	642	642
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	1,811	1,810
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	3,500	3,498
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	750	750
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	55	55
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	2	2
CarMax Auto Owner Trust, Ser 2013-2, Cl A4
0.840%, 11/15/2018	1,000	995
CarMax Auto Owner Trust, Ser 2015-4, Cl A2A
1.090%, 04/15/2019	835	835
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.878%, 05/07/2024 (A) (B)	840	840
Chesapeake Funding LLC, Ser 2015-1A, Cl A
0.928%, 02/07/2027 (A) (B)	945	945

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A3
0.910%, 04/16/2018 (B)	$318	$318
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A4
1.310%, 05/15/2019 (B)	125	124
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	168	167
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	100	99
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	269	269
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	690	689
DT Auto Owner Trust, Ser 2015-2A, Cl A
1.240%, 09/17/2018 (B)	591	590
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (B)	138	138
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A3
1.510%, 05/22/2017 (B)	300	300
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.880%, 10/16/2017	124	124
First Investors Auto Owner Trust, Ser 2013- 1A, Cl A2
0.900%, 10/15/2018 (B)	4	4
First Investors Auto Owner Trust, Ser 2013- 2A, Cl A2
1.230%, 03/15/2019 (B)	55	55
First Investors Auto Owner Trust, Ser 2014- 1A, Cl A3
1.490%, 01/15/2020 (B)	845	844
First Investors Auto Owner Trust, Ser 2014- 3A, Cl A2
1.060%, 11/15/2018 (B)	396	395
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	1,255	1,251
Ford Credit Auto Lease Trust, Ser 2014-A, Cl A4
0.900%, 06/15/2017	650	649
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	600	599
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	465	466

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	$166	$166
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,000	1,016
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	135	135
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A2A
1.180%, 04/20/2018	1,142	1,144
GM Financial Automobile Leasing Trust, Ser 2015-3, Cl A2A
1.170%, 06/20/2018	995	994
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	61	61
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.974%, 12/10/2027 (A) (B)	1,256	1,254
Hertz Fleet Lease Funding, Ser 2014-1, Cl A
0.824%, 04/10/2028 (A) (B)	1,200	1,200
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	2,241	2,239
Huntington Auto Trust, Ser 2015-1, Cl A3
1.430%, 09/16/2019	1,000	1,001
Hyundai Auto Receivables Trust, Ser 2012- C, Cl B
1.060%, 06/15/2018	1,000	998
Hyundai Auto Receivables Trust, Ser 2013- C, Cl A3
1.010%, 02/15/2018	1,903	1,904
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	1,050	1,050
Mercedes Benz Auto Lease Trust, Ser 2015- A, Cl A4
1.210%, 10/15/2020	250	250
Mercedes Benz Auto Lease Trust, Ser 2015- B, Cl A3
1.340%, 07/16/2018	755	756
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	565	564
Prestige Auto Receivables Trust, Ser 2013- 1A, Cl A3
1.330%, 05/15/2019 (B)	533	532
Prestige Auto Receivables Trust, Ser 2014- 1A, Cl A2
0.970%, 03/15/2018 (B)	66	66

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prestige Auto Receivables Trust, Ser 2015- 1, Cl A2
1.090%, 02/15/2019 (B)	$221	$221
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	785	794
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl B
1.590%, 10/15/2018	880	880
Santander Drive Auto Receivables Trust, Ser 2015-5, Cl A3
1.580%, 09/16/2019	535	535
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl A2B
1.208%, 07/15/2019 (A)	4,040	4,040
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	44	44
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	3	4
Volvo Financial Equipment LLC, Ser 2014- 1A, Cl A3
0.820%, 04/16/2018 (B)	344	343
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	130	130
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl A2
1.170%, 03/15/2018 (B)	677	676
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	826	824
Wheels SPV 2 LLC, Ser 2015-1A, Cl A2
1.270%, 04/22/2024 (B)	2,480	2,486
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	3,417	3,415
World Omni Auto Receivables Trust, Ser 2012-B, Cl A4
0.810%, 01/15/2019	761	760
World Omni Auto Receivables Trust, Ser 2015-B, Cl A2A
0.960%, 07/15/2019	840	839

		65,421

Credit Cards — 5.0%
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.851%, 02/16/2021 (A)	310	310
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	305	305

12	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.796%, 12/15/2021 (A)	$5,000	$4,995
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	4,500	4,511
American Express Credit Account Master Trust, Ser 2014-5, Cl A
0.721%, 05/15/2020 (A)	1,650	1,650
BA Credit Card Trust, Ser 2014-A1, Cl A
0.806%, 06/15/2021 (A)	4,000	3,994
BA Credit Card Trust, Ser 2014-A2, Cl A
0.701%, 09/16/2019 (A)	5,000	5,003
BA Credit Card Trust, Ser 2015-A1, Cl A
0.756%, 06/15/2020 (A)	5,000	5,001
Cabela’s Credit Card Master Note Trust, Ser 2011-4A, Cl A2
0.981%, 10/15/2019 (A) (B)	860	860
Cabela’s Credit Card Master Note Trust, Ser 2012-2A, Cl A2
0.911%, 06/15/2020 (A) (B)	3,500	3,495
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.081%, 08/16/2021 (A) (B)	210	209
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.776%, 03/16/2020 (A)	2,670	2,665
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
0.876%, 07/15/2022 (A)	5,000	4,940
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.471%, 07/15/2020 (A)	6,000	5,973
Capital One Multi-Asset Execution Trust, Ser 2014-A4, Cl A
0.786%, 06/15/2022	4,000	3,977
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
0.826%, 03/15/2023 (A)	4,895	4,885
Chase Issuance Trust, Ser 2007-A12, Cl A12
0.481%, 08/15/2019 (A)	3,500	3,487
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.477%, 04/15/2019 (A)	6,000	5,989
Chase Issuance Trust, Ser 2012-A10, Cl A10
0.691%, 12/16/2019 (A)	2,700	2,693
Chase Issuance Trust, Ser 2013-A9, Cl A
0.851%, 11/16/2020 (A)	4,850	4,852
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	735	736
Chase Issuance Trust, Ser 2014-A5, Cl A5
0.801%, 04/15/2021 (A)	8,520	8,499

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2008-A2, Cl A2
1.584%, 01/23/2020 (A)	$8,100	$8,217
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.714%, 05/26/2020 (A)	6,915	6,905
Citibank Credit Card Issuance Trust, Ser 2014-A7, Cl A7
0.634%, 08/24/2018 (A)	2,250	2,250
Discover Card Execution Note Trust, Ser 2012-A4, Cl A4
0.797%, 11/15/2019 (A)	4,000	4,002
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.856%, 07/15/2021 (A)	5,000	4,992
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,000	999
World Financial Network Credit Card Master Trust, Ser 2015-C, Cl A
1.260%, 03/15/2021	985	983

		107,377

Mortgage Related Securities — 1.5%
ABFC Trust, Ser 2005-OPT1, Cl M1
0.887%, 07/25/2035 (A)	4,071	3,940
ABFC Trust, Ser 2005-WF1, Cl A2C
1.056%, 12/25/2034 (A)	3,358	3,344
Accredited Mortgage Loan Trust, Ser 2005- 2, Cl M1
0.836%, 07/25/2035 (A)	1,836	1,820
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-3, Cl M1
0.906%, 08/25/2035 (A)	3,568	3,516
Bear Stearns Second Lien Trust, Ser 2007- SV1A, Cl A2
1.067%, 12/25/2036 (A) (B)	1,638	1,582
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
0.536%, 05/25/2037 (A)	393	381
Countrywide Asset-Backed Certificates, Ser 2006-S8, Cl A3
5.555%, 04/25/2036 (A)	3,072	3,053
Home Equity Asset Trust, Ser 2006-3, Cl M1
0.826%, 07/25/2036 (A)	4,060	3,089
IXIS Real Estate Capital Trust, Ser 2005- HE1, Cl M3
1.216%, 06/25/2035 (A)	1,186	1,183
Master Asset Backed Securities Trust, Ser 2005-NC2, Cl A3
0.927%, 11/25/2035 (A)	5,781	3,588

13	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Asset Backed Securities Trust, Ser 2005-WF1, Cl M2
0.866%, 06/25/2035 (A)	$6,100	$5,932
New Century Home Equity Loan Trust, Ser 2005-3, Cl M1
0.907%, 07/25/2035 (A)	401	400
RASC Trust, Ser 2005-KS6, Cl M3
0.907%, 07/25/2035 (A)	598	597

		32,425

Other Asset-Backed Securities — 15.3%
1776 CLO, Ser 2006-1A, Cl B
1.070%, 05/08/2020 (A)(B)	5,000	4,830
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
1.127%, 10/25/2035 (A)	319	319
ABCLO, Ser 2007-1A, Cl D
4.221%, 04/15/2021 (A) (B)	1,930	1,885
ABCLO, Ser 2007-1A, Cl B
1.372%, 04/15/2021	1,000	997
ABFC Trust, Ser 2004-OPT5, Cl M1
1.552%, 03/25/2034 (A)	226	186
ACAS CLO, Ser 2007-1A, Cl D
4.874%, 04/20/2021 (A) (B)	1,500	1,485
Accredited Mortgage Loan Trust, Ser 2004- 4, Cl A1A
1.102%, 01/25/2035 (A)	115	113
Accredited Mortgage Loan Trust, Ser 2006- 2, Cl A4
0.687%, 09/25/2036 (A)	8,100	6,740
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
0.877%, 10/25/2035 (A)	2,914	2,624
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.536%, 09/25/2034 (A)	311	307
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.147%, 10/25/2034 (A)	450	442
Aimco CLO, Ser 2006-AA, Cl B
1.070%, 08/20/2020 (A) (B)	3,368	3,186
Aimco CLO, Ser 2006-AA, Cl C
2.118%, 08/20/2020 (A) (B)	3,000	2,936
Aircraft Lease Securitisation Ltd., Ser 2007-1A, Cl G3
0.688%, 05/10/2032 (A) (B)	666	658
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	1,000	1,002
Alterna Funding I LLC, Ser 2014-1A, Cl Note
1.639%, 02/15/2021 (B)	1,030	1,021

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameriquest Mortgage Securities Asset Backed Pass-Through Certificates, Ser 2004-R11, Cl A1
1.041%, 11/25/2034 (A)	$1,830	$1,818
Ameriquest Mortgage Securities Asset Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
0.877%, 01/25/2036 (A)	3,310	3,059
Ameriquest Mortgage Securities Asset Backed Pass-Through Certificates, Ser 2005-R5, Cl M1
0.857%, 07/25/2035 (A)	1,214	1,213
Ameriquest Mortgage Securities Asset Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
0.936%, 09/25/2035 (A)	1,585	1,436
Ameriquest Mortgage Securities Asset Backed Pass-Through Certificates, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035 (C)	411	419
Apidos CLO XII, Ser 2013-12A, Cl A
1.722%, 04/15/2025 (A) (B)	500	490
Apidos CLO XVII, Ser 2014-17A, Cl A1A
1.815%, 04/17/2026 (A) (B)	995	982
Ares XXII CLO, Ser 2007-22A, Cl B
1.271%, 08/15/2019 (A) (B)	1,375	1,315
Argent Securities, Ser 2006-W2, Cl A2B
0.617%, 03/25/2036 (A)	1,352	640
ARL First LLC, Ser 2012-1A, Cl A1
2.181%, 12/15/2042 (A) (B)	1,978	1,981
Atrium V, Ser 5A, Cl B
1.308%, 07/20/2020 (A) (B)	3,000	2,889
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.485%, 04/17/2023 (A) (B)	658	651
Babson CLO, Ser 2007-1A, Cl B1
1.170%, 01/18/2021 (A) (B)	3,000	2,793
Baker Street CLO II, Ser 2006-1A, Cl C
1.051%, 10/15/2019 (A) (B)	3,000	2,849
Battalion CLO, Ser 2007-1A, Cl C
1.424%, 07/14/2022 (A) (B)	2,500	2,351
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
0.837%, 12/25/2035 (A)	2,599	2,555
BlueMountain CLO, Ser 2015-1A, Cl A1
2.132%, 04/13/2027 (A) (B)	1,280	1,261
BlueMountain CLO, Ser 2015-4A, Cl A1
1.912%, 11/30/2026 (A) (B)	3,500	3,461
Canaras Summit CLO, Ser 2007-1A, Cl E
4.920%, 06/19/2021 (A) (B)	1,500	1,456
Cannington Funding, Ser 2006-1A, Cl C
2.095%, 11/24/2020 (A) (B)	2,000	1,824

14	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carlyle High Yield Partners IX, Ser 2006- 9A, Cl A1
0.742%, 08/01/2021 (A) (B)	$2,753	$2,713
Carlyle High Yield Partners VIII, Ser 2006-8A, Cl A1
0.628%, 05/21/2021 (A) (B)	2,761	2,702
Cent CLO, Ser 2014-20A, Cl A
2.099%, 01/25/2026 (A) (B)	1,250	1,232
Cent CLO, Ser 2014-22A, Cl A1
2.100%, 11/07/2026 (A) (B)	3,100	3,039
Chase Funding Trust, Ser 2004-2, Cl 1A4
5.323%, 02/26/2035	134	135
CIFC Funding, Ser 2013-1A, Cl A1
1.770%, 04/16/2025 (A) (B)	265	260
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	567	567
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
1.031%, 08/15/2019 (A) (B)	425	425
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	722	719
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	55	57
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	166	172
Conseco Financial, Ser 1997-6, Cl A9
7.550%, 01/15/2029 (A)	955	975
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	169	172
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 3A
0.887%, 09/25/2034 (A)	17	17
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-GW, Cl A
0.981%, 08/15/2037 (A)	1,600	1,583
Dryden XI-Leveraged Loan CDO, Ser 2006-11A, Cl B
1.321%, 04/12/2020 (A) (B)	2,000	1,920
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.970%, 04/18/2026 (A) (B)	1,215	1,194
Encore Credit Receivables Trust, Ser 2005- 3, Cl M3
0.937%, 10/25/2035 (A)	2,600	2,370
FFMLT Trust, Ser 2005-FF8, Cl M1
0.917%, 09/25/2035 (A)	4,381	4,254
Fieldstone Mortgage Investment Trust, Ser 2004-3, Cl M4
2.272%, 08/25/2034 (A)	181	181

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M4
1.336%, 04/25/2035 (A)	$2,188	$2,085
First Franklin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A3
0.676%, 01/25/2036 (A)	440	433
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl M1
0.677%, 06/25/2036 (A)	12,116	630
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
0.667%, 09/25/2026 (A)	247	123
First Franklin Mortgage Loan Trust, Ser 2006-FFB, Cl A2
0.687%, 12/25/2026 (A)	77	51
Foothill CLO, Ser 2007-1A, Cl E
3.878%, 02/22/2021 (A) (B)	1,400	1,359
Franklin CLO VI, Ser 2007-6A, Cl A
0.850%, 08/09/2019 (A) (B)	4,893	4,750
Fraser Sullivan CLO II, Ser 2006-2A, Cl B
0.745%, 12/20/2020 (A) (B)	666	660
Gale Force CLO, Ser 2007-3A, Cl A1
0.555%, 04/19/2021 (A) (B)	1,313	1,291
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	501	500
Gleneagles CLO, Ser 2005-1A, Cl D
2.516%, 11/01/2017 (A) (B)	582	571
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A2
6.054%, 12/25/2037 (A)	2,057	2,005
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A3
6.193%, 12/25/2037 (A)	767	751
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.926%, 05/15/2020 (A) (B)	575	574
Golub Capital Management CLO, Ser 2007- A1, Cl B
1.136%, 07/31/2021 (A) (B)	708	696
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.920%, 07/17/2023 (A) (B)	750	741
GreatAmerica Leasing Receivables Funding LLC, Ser 2015-1, Cl A2
1.120%, 06/20/2017 (B)	782	781
GreatAmerica Leasing Receivables Funding LLC, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (B)	635	634
Green Tree Agency Advance Funding Trust I, Ser 2015-T1, Cl AT1
2.302%, 10/15/2046 (B)	350	349

15	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greens Creek Funding, Ser 2007-1A, Cl C
2.870%, 04/18/2021 (A) (B)	$5,000	$4,637
GSAMP Trust, Ser 2006-HE8, Cl A2C
0.597%, 01/25/2037 (A)	4,390	3,481
HarbourView CLO, Ser 2006-6A, Cl A2
0.706%, 12/27/2019 (A) (B)	5,075	4,928
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	3,167	3,151
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Ser 2005-C, Cl AII3
0.797%, 10/25/2035 (A)	2,030	2,010
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037 (C)	10,535	5,103
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.616%, 07/20/2036 (A)	3,059	3,037
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.717%, 11/25/2035 (A)	1,097	1,025
HSI Asset Securitization Trust, Ser 2006- OPT2, Cl 2A3
0.626%, 01/25/2036 (A)	2,674	2,664
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
5.770%, 09/25/2035 (B) (C)	3,898	3,942
JPMorgan Mortgage Acquisition, Ser 2007- CH1, Cl AV4
0.566%, 11/25/2036 (A)	20	20
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	14	14
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/2017 (B)	467	466
KVK CLO, Ser 2012-1A, Cl A
1.691%, 07/15/2023 (A) (B)	2,034	2,022
LCM IX, Ser 2011-9A, Cl C
3.171%, 07/14/2022 (A) (B)	3,500	3,504
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	993	1,007
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	166	171
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	277	289
Limerock CLO I, Ser 2007-1A, Cl B
1.249%, 04/24/2023 (A) (B)	3,000	2,799

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Limerock CLO II, Ser 2014-2A, Cl A
2.121%, 04/18/2026 (A) (B)	$850	$830
Magnetite CLO IX, Ser 2014-9A, Cl A1
1.740%, 07/25/2026 (A) (B)	940	928
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035 (C)	2,113	2,122
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2
1.111%, 05/25/2035 (A)	53	53
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.587%, 11/25/2036 (A)	783	461
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A4
0.647%, 11/25/2036 (A)	63	37
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.637%, 10/25/2036 (A)	1,930	1,111
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
0.527%, 10/25/2036 (A)	3,238	1,831
Merrill Lynch CLO, Ser 2007-1A, Cl E
4.571%, 04/14/2021 (A) (B)	1,113	1,102
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.627%, 08/25/2036 (A)	28	28
Michigan Finance Authority, Ser 2015-1, Cl A1
1.189%, 04/29/2030 (A)	5,201	5,039
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,221	1,304
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	1,010	1,006
MMAF Equipment Finance LLC, Ser 2015-AA, Cl A2
0.960%, 09/18/2017 (B)	370	370
Morgan Stanley ABS Capital I Trust, Ser 2005-HE6, Cl A2C
0.747%, 11/25/2035 (A)	2,388	2,383
Morgan Stanley ABS Capital I Trust, Ser 2005-NC2, Cl M2
1.057%, 03/25/2035 (A)	3,055	3,037
Morgan Stanley ABS Capital I Trust, Ser 2005-WMC2, Cl M2
1.072%, 02/25/2035 (A)	1,665	1,631
Morgan Stanley ABS Capital I Trust, Ser 2006-HE8, Cl A2B
0.527%, 10/25/2036 (A)	2,903	1,502

16	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2003- NC4, Cl M2
3.427%, 04/25/2033 (A)	$17	$16
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
1.852%, 02/25/2033 (A)	35	33
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	4,422	4,440
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	7,431	7,494
Nantucket CLO, Ser 2006-1A, Cl C
1.325%, 11/24/2020 (A) (B)	3,000	2,896
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	237	237
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (B)	210	210
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.707%, 09/25/2036 (A)	5,952	5,503
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.737%, 03/27/2023 (A)	3,000	2,950
Neuberger Berman CLO, Ser 2014-16A, Cl A1
2.092%, 04/15/2026 (A) (B)	625	614
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.677%, 12/25/2035 (A)	4,643	4,499
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
1.536%, 06/02/2025 (A) (B)	3,553	3,418
NOB Hill CLO, Ser 2006-1A, Cl C
1.418%, 08/15/2018 (A) (B)	3,600	3,551
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T3, Cl AT3
2.540%, 11/15/2046 (B)	750	748
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	513	510
Oak Hill Credit Partners V, Ser 2007-5A, Cl B
2.717%, 04/16/2021 (A) (B)	2,000	2,003
Octagon Investment Partners XI, Ser 2007-1A, Cl C
2.393%, 08/25/2021 (A) (B)	3,000	2,690
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.740%, 07/17/2025 (A) (B)	300	293

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Octagon Investment Partners XX, Ser 2014-1A, Cl A
1.796%, 08/12/2026 (A) (B)	$3,230	$3,135
Ocwen Master Advance Receivables Trust, Ser 2015-T1, Cl AT1
2.537%, 09/17/2046 (B)	380	380
Ocwen Master Advance Receivables Trust, Ser 2015-T2, Cl AT2
2.532%, 11/15/2046 (B)	310	310
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.744%, 04/20/2025 (A) (B)	200	196
One Wall Street CLO II, Ser 2007-2A, Cl D
2.071%, 04/22/2019 (A) (B)	5,200	5,066
Option One Mortgage Loan Trust Asset- Backed Certificates, Ser 2005-5, Cl A3
0.637%, 12/25/2035 (A)	770	765
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.936%, 02/25/2035 (A)	259	255
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.527%, 02/25/2037 (A)	561	291
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	70	72
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	614	638
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2004-WHQ2, Cl M2
1.381%, 02/25/2035 (A)	1,579	1,574
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WHQ1, Cl M5
1.552%, 03/25/2035 (A)	4,242	3,509
Prospect Park CDO, Ser 2006-1A, Cl B
0.991%, 07/15/2020 (A) (B)	5,000	4,778
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.532%, 05/24/2023 (A) (B)	725	703
RAMP Trust, Ser 2004-RS6, Cl MII1
1.357%, 06/25/2034 (A)	2,505	2,349
RASC Trust, Ser 2005-KS12, Cl A3
0.756%, 01/25/2036 (A)	1,462	1,448
SACO I, Ser 2005-9, Cl A1
0.936%, 12/25/2035 (A)	949	892
SACO I, Ser 2005-WM3, Cl A1
0.956%, 09/25/2035 (A)	633	579
Saturn CLO, Ser 2007-1A, Cl C
2.518%, 05/13/2022 (A) (B)	1,300	1,222

17	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.997%, 12/25/2033 (C)	$193	$195
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
0.577%, 09/25/2036 (A)	4,153	1,890
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.557%, 05/25/2037 (A)	1,045	670
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (B)	1,054	1,060
Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (B)	1,742	1,733
Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (B)	1,263	1,261
Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (B)	991	992
Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (B)	2,892	2,904
SLM Private Education Loan Trust, Ser 2011-B, Cl A1
1.281%, 12/16/2024 (A) (B)	12	12
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.736%, 05/26/2020 (A)	3,573	3,548
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.927%, 02/25/2021 (A)	3,575	3,563
SLM Student Loan Trust, Ser 2014-1, Cl A1
0.707%, 05/28/2019 (A)	170	170
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.807%, 07/26/2021 (A)	2,000	1,979
SLM Student Loan Trust, Ser 2014-2, Cl A1
0.686%, 07/25/2019 (A)	347	346
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
0.897%, 03/25/2036 (A)	3,458	2,890
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.727%, 11/25/2035 (A)	26	26
Soundview Home Equity Loan Trust, Ser 2006-EQ1, Cl A3
0.587%, 10/25/2036 (A)	1,633	1,433
Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
1.072%, 03/25/2036 (A)	1,797	1,771
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	725	724

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T2, Cl AT2
2.620%, 01/15/2047 (B)	$665	$665
Stoney Lane Funding I, Ser 2007-1A, Cl A1
0.860%, 04/18/2022 (A) (B)	982	963
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.607%, 04/25/2036 (A)	1,921	1,687
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
0.916%, 07/25/2035 (A)	1,500	1,412
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.666%, 07/25/2036 (A) (B)	625	623
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.586%, 02/25/2036 (A)	158	157
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
0.746%, 09/25/2036 (A)	1,820	1,684
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
0.566%, 02/25/2037 (A)	5,370	4,658
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.686%, 11/25/2037 (A)	835	833
Symphony CLO III, Ser 2007-3A, Cl C
1.022%, 05/15/2019 (A) (B)	2,500	2,385
Symphony CLO IV, Ser 2007-4A, Cl B
0.915%, 07/18/2021 (A) (B)	2,250	2,190
Symphony CLO V, Ser 2007-5A, Cl A1
1.071%, 01/15/2024 (A) (B)	1,675	1,630
Telos CLO, Ser 2007-2A, Cl D
2.521%, 04/15/2022 (A) (B)	3,000	2,753
Tralee CDO, Ser 2007-1A, Cl B
1.320%, 04/16/2022 (A) (B)	4,800	4,445
Trimaran CLO VII, Ser 2007-1A, Cl A2L
0.707%, 06/15/2021 (A) (B)	5,500	5,199
Venture V CDO, Ser 2005-1A, Cl C
2.178%, 11/22/2018 (A) (B)	1,000	985
Venture VIII CDO, Ser 2007-8A, Cl B
0.740%, 07/22/2021 (A) (B)	5,000	4,658
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	26	26
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A2
0.950%, 11/15/2017 (B)	997	996
Voya CLO II, Ser 2006-2A, Cl C
1.316%, 08/01/2020 (A) (B)	3,000	2,893

18	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Voya CLO II, Ser 2006-2A, Cl A2
0.669%, 08/01/2020 (A) (B)	$1,500	$1,486
Voya CLO III, Ser 2006-3A, Cl C
1.767%, 12/13/2020 (A) (B)	2,000	1,919
Voya CLO, Ser 2013-1A, Cl A1
1.461%, 04/15/2024 (A) (B)	3,555	3,457
Voya CLO, Ser 2014-1A, Cl A1
2.120%, 04/18/2026 (A) (B)	970	947
Voya CLO, Ser 2014-1RA, Cl A2R
2.186%, 03/14/2022 (A) (B)	600	595
Voya CLO, Ser 2014-1RA, Cl A1R
1.702%, 03/14/2022 (A) (B)	684	681
Westgate Resorts LLC, Ser 2015-1A, Cl A
2.750%, 05/20/2027 (B)	2,126	2,129
Westgate Resorts LLC, Ser 2015-2A, Cl B
4.000%, 03/20/2019 (B)	644	642

		327,022

Total Asset-Backed Securities (Cost $534,065) ($ Thousands)		532,245

LOAN PARTICIPATIONS — 24.4%
Acadia Healthcare Company, 1st Lien
4.500%, 02/04/2023	3,300	3,294
4.250%, 02/11/2022	1,386	1,385
Acosta, Term Loan B, 1st Lien
4.250%, 09/24/2021	1,970	1,853
Activision Blizzard, Term Loan B
3.250%, 10/12/2020	1,374	1,374
Affinia Group, Term Loan, 2nd Lien
4.750%, 04/25/2020	1,178	1,175
Affinion Group Holdings
6.750%, 10/09/2016	6	6
Affinion Group Holdings, Tranche B
6.750%, 04/30/2018	2,322	2,024
Air Medical, Cov-Lite, Term Loan, 1st Lien
4.250%, 04/28/2022	5,800	5,510
Alere, Term Loan B, 1st Lien
4.250%, 06/20/2022	6,027	6,015
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	194	184
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,912	2,769
Allison Transmission, Inc., Term Loan B-3
3.500%, 08/23/2019	4,163	4,145
AMC Entertainment, Term Loan
4.000%, 04/30/2020	6,354	6,344
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	5,306	5,229
American Renal Holdings, 2nd Lien
8.500%, 03/20/2020	1,272	1,234

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Renal Holdings, Term Loan, 1st Lien
4.500%, 08/20/2019	$5,156	$5,060
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,896	1,838
Amsurg, Cov-Lite, Term Loan
3.500%, 07/16/2021	4,078	4,056
Applied Systems, Term Loan, 1st Lien
4.250%, 01/25/2021	5,960	5,770
Aramark US, Extended 1st Lien
0.276%, 07/26/2016	3	3
Aramark, 1st Lien, Term Loan F
3.250%, 02/24/2021 (A)	5,036	4,997
Ardagh Holdings USA Inc., Term Loan, 1st Lien
4.000%, 12/17/2019	6,278	6,199
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	630	553
Aricent Technologies, Term Loan, 1st Lien
5.500%, 04/14/2021	2,044	1,793
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 07/29/2022	1,586	1,453
Asurion, LLC, Term Loan B
4.250%, 07/08/2020	996	912
Asurion, LLC, Term Loan B-1
5.000%, 05/24/2019	1,557	1,464
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	5,650	4,565
Auris Luxembourg II, Term Loan B-4
4.250%, 01/17/2022	2,793	2,723
Avago Technologies, Ltd, 2nd Lien
4.250%, 11/11/2022	1,256	1,238
Avago Technologies, Ltd., 1st Lien
4.250%, 11/11/2022 (A)	5,744	5,660
B&G Foods, Term Loan B, 1st Lien
3.750%, 10/22/2021	988	986
B/E Aerospace, Inc., Term Loan
4.000%, 11/19/2021	816	816
BE Aerospace, Term Loan, 1st Lien
4.000%, 11/19/2021	715	715
Beacon Roofing, Cov-Lite, Term Loan, 1st Lien
4.000%, 09/23/2022	1,895	1,880
Berry Plastics, Term Loan
3.750%, 01/06/2021	1,000	983
Berry Plastics, Term Loan D
3.500%, 02/08/2020	1,945	1,907
Berry Plastics, Term Loan, 1st Lien
4.000%, 09/16/2022	1,195	1,187

19	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Black Knight, Cov-Lite, Term Loan, 1st Lien
3.750%, 05/09/2022	$441	$439
Booz Allen Hamilton, Term Loan B1, 1st Lien
3.750%, 07/31/2019	1,643	1,644
Boyd Acquisition, Term Loan B
4.250%, 11/20/2017	771	765
Boyd Gaming, Term Loan B
4.000%, 08/14/2020	3,238	3,220
Bright Horizons Family Solutions LLC, Term Loan B
3.750%, 01/30/2020	340	338
Burger King, Term Loan B-2, 1st Lien
3.750%, 12/10/2021	1,503	1,494
Calpine, Term Loan B-3, 1st Lien
4.000%, 09/27/2019	497	481
Calpine, Term Loan, 1st Lien
3.500%, 05/20/2022	5,073	4,796
Catalina Marketing, Cov-Lite, Term Loan
4.500%, 04/09/2021	992	754
CCM Merger, Term Loan
4.500%, 08/06/2021	1,826	1,813
CDW, Term Loan
3.250%, 04/29/2020	5,171	5,103
Cequel Communications, Term Loan, 1st Lien
4.250%, 02/14/2019	6	6
3.813%, 02/10/2019	2,304	2,254
Ceramtec Acquisition, Term Loan B1
4.250%, 08/30/2020	2,093	2,051
Ceramtec Acquisition, Term Loan B2
4.250%, 08/30/2020	218	214
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	637	624
Ceridian, Cov-Lite
4.500%, 09/15/2020	1	1
Ceridian, Cov-Lite, 1st Lien
4.500%, 09/15/2020	99	88
Charter Communication Operating LLC, Term Loan E
3.000%, 07/01/2020	2,998	2,926
Charter Communication Operating LLC, Term Loan, 1st Lien
3.500%, 01/23/2023	90	89
Chief Exploration, Term Loan
7.500%, 05/16/2021	2,026	1,010
Clubcorp Club Operations, Term Loan, 1st Lien
4.250%, 07/24/2020	1,832	1,805
CommScope, 1st Lien
3.750%, 05/29/2022	10	10
Commscope, Term Loan, 1st Lien
3.750%, 12/29/2022	3,965	3,929

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Communication Sales and Leasing, Term Loan, 1st Lien
5.000%, 10/14/2022	$1,069	$993
Constantia Flexibles, Cov-Lite, 1st Lien
4.750%, 04/30/2022	291	288
Constantia Flexibles, Cov-Lite, Term Loan
4.750%, 04/30/2022	1,495	1,480
ConvaTec Dollar, Term Loan
4.250%, 12/22/2016	1,318	1,283
COTY, Term Loan
3.750%, 10/21/2022	3,552	3,523
COTY, Term Loan B
3.750%, 10/21/2022	1,776	1,765
Cumulus Media, 1st Lien
4.250%, 12/23/2020	4,163	2,685
DaVita HealthCare Partners, Term Loan B
3.500%, 06/18/2021	3,977	3,969
Dex Media West, Term Loan
8.000%, 12/30/2016	1,799	721
Digital Globe, Term Loan B, 1st Lien
4.750%, 01/25/2020	729	719
Dollar Tree, Cov-Lite, Term Loan B-1
3.500%, 07/06/2022	3,813	3,814
EFS Cogen, Term Loan B, 1st Lien
3.750%, 12/17/2020	1,322	1,291
Emerald Performance Materials, LLC, Term Loan, 1st Lien
4.500%, 07/30/2021	799	780
Emergency Medical Services, Cov-Lite, Term Loan
4.250%, 05/25/2018	205	204
Emergency Medical Services, Initial Term Loan
4.250%, 04/27/2018	1,372	1,366
4.250%, 05/25/2018	2,799	2,788
EMI Music Publishing, Ltd., Term Loan
4.000%, 08/19/2022	2,565	2,500
Endurance International 11/13 TL
5.000%, 11/09/2019	7	7
Endurance International, Term Loan B, 1st Lien
6.230%, 11/09/2019	2,811	2,607
Energy & Exploration Partners, 1st Lien
11.000%, 01/22/2019	248	240
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/22/2019	4,016	457
Energy Transfer Equity, Term Loan B, 1st Lien
3.250%, 12/02/2019	4,685	3,771
Entegris
3.500%, 04/30/2021	1,068	1,043

20	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	$5,531	$5,402
Epicor, Cov-Lite, Term Loan, 1st Lien
4.750%, 06/01/2022	1,822	1,599
Equinix
4.000%, 12/07/2022	122	122
Equinox Fitness Clubs, Term Loan B
5.000%, 01/31/2020	6,409	6,287
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	5,249	3,753
First Data, Term Loan, 1st Lien
4.177%, 06/24/2022	500	486
3.927%, 03/23/2018	5,936	5,856
Four Seasons Holdings, Term Loan
3.500%, 06/27/2020	4,939	4,845
Generac Power Systems, Term Loan B
3.500%, 05/31/2020	2,416	2,356
Genesys Telecom, Term Loan
4.000%, 02/08/2020	5,669	5,499
GNC, Term Loan, 1st Lien
3.250%, 03/02/2018	5,193	5,044
Go Daddy, 1st Lien
0.000%, 05/13/2021 (D)	3	3
GO Daddy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 05/13/2021	1,179	1,170
Gray Television, Cov-Lite, Term B, 1st Lien
3.750%, 06/13/2021	632	625
Greeneden US Holdings, Delayed Draw, Term Loan, 1st Lien, Ser 2
4.500%, 11/13/2020	1,715	1,670
Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.439%, 02/27/2021	3,681	3,668
Harbor Freight Tools, Term Loan
4.750%, 07/26/2019	3,508	3,502
Headwaters, Term Loan B
4.500%, 03/11/2022	2,672	2,667
Hill-Rom Holdings, Inc., Term Loan, 1st Lien
3.500%, 09/08/2022	4,473	4,462
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020 (A)	1,008	1,004
Hilton Worldwide Finance, Term Loan
3.500%, 10/26/2020	709	706
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	155	154
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
4.000%, 05/28/2021	2,886	2,803
Hub International, Ltd., Term Loan
4.000%, 10/02/2020	22	21

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HUB International, Ltd., Term Loan B, 1st Lien
4.000%, 10/02/2020	$8,437	$8,050
Hyperion Insurance, Term Loan, 1st Lien
5.500%, 04/29/2022	2,481	2,318
IMS Health, Term Loan B
3.500%, 03/17/2021	4,022	3,935
Ina Beteiligungs, Term Loan, 1st Lien
4.250%, 05/15/2020	415	414
Ineos Holdings Limited, Cov-Lite, Term Loan, 1st Lien
4.250%, 03/11/2022	893	840
3.750%, 05/04/2018	1,483	1,443
Infinity Acquisition, 1st Lien
0.087%, 08/06/2021	17	16
Infinity Acquisition, LLC, Term Loan B, 1st Lien
4.000%, 08/06/2021	1,649	1,572
Informatica Corporation, Term Loan B, 1st Lien
4.500%, 06/03/2022	2,330	2,188
Intelsat Jackson Holdings, Term Loan B-2
3.750%, 06/30/2019 (A)	1,798	1,599
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	265	261
ION Trading Technologies, Term Loan, Tranche B-1
4.250%, 06/10/2021	5,901	5,694
Jeld-Wen, Cov-Lite, Term Loan B, 1st Lien
5.250%, 09/24/2021	5,742	5,678
4.750%, 07/01/2022	748	729
Kenan Advantage, Cov-Lie, Initial Term Loan, 1st Lien
4.000%, 07/29/2022	1,199	1,175
Kenan Advantage, Delayed Draw Term Loan
1.500%, 01/23/2017	168	(3)
Kenan Advantage, Initial Term Loan B
4.000%, 07/29/2022	382	375
Klockner Pentaplast, Term Loan, 1st Lien
5.000%, 04/28/2020	268	266
5.000%, 04/22/2020	628	623
Kronos, Incremental Term Loan, 1st Lien
4.500%, 10/30/2019	4,071	3,959
Language Line, LLC, Term Loan, 1st Lien
6.500%, 06/11/2021	4,727	4,676
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	1,495	1,468
Leslie’s Poolmart, Cov-Lite, 1st Lien
4.250%, 10/16/2019	4,980	4,793
Level 3 Financing, Term Loan B-I
4.000%, 01/15/2020	2,500	2,495

21	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Level 3 Financing, Term Loan B-II
3.500%, 05/31/2022	$1,071	$1,056
Level 3 Financing, Term Loan B-III
4.000%, 08/01/2019	2,000	1,997
Life Time Fitness, Inc., Closing Date Term Loan
4.250%, 06/10/2022	248	238
Lifetime Fitness, 1st Lien
0.093%, 06/10/2022	8	7
Lifetime Fitness, Term Loan B
4.250%, 06/10/2022	2,832	2,711
Light Tower Fiber, LLC, Term Loan B
4.000%, 04/13/2020	4,912	4,775
LPL Holdings, Term Loan B
4.250%, 03/29/2019	1,706	1,600
Mallinckrodt, Cov-Lite, Term Loan
3.250%, 03/19/2021	1,995	1,952
Mattress Firm Holding, 1st Lien
6.250%, 10/21/2020	1,065	1,029
Media General, Delayed Term Loan
4.000%, 07/31/2020	617	615
Mediacom Broadbank, 1st Lien
0.139%, 01/29/2021	8	8
Mediacom Communications, Term Loan H
3.250%, 01/29/2021	3,063	2,990
MEG Energy, Term Loan
3.750%, 03/21/2020	1,612	1,144
MGM Resorts International, Term Loan B
3.500%, 12/20/2019	939	930
MGM Resorts International, Term Loan B1
3.500%, 12/20/2019	2,604	2,578
Michaels Stores, Term Loan B
3.750%, 01/28/2020 (A)	5,901	5,822
Millennium Labs
7.500%, 12/21/2020	1,810	1,644
Minimax GmbH, Term Loan B, 1st Lien
4.000%, 08/14/2020	3,823	3,768
Mohegan Tribal Gaming Authority, Term Loan A, 1st Lien
4.424%, 06/15/2018	1,946	1,873
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	2,829	2,690
Mueller Water Products, Inc., Term Loan, 1st Lien
4.000%, 11/19/2021	581	580
Murray Energy, Cov-Lite, Term Loan B, 1st Lien
7.500%, 04/16/2020	4	2
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
7.500%, 04/09/2020	1,637	658

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NBTY, Cov-Lite, Term Loan, 1st Lien
3.500%, 10/01/2017	$4,165	$4,103
NCI Building Systems, Term Loan
4.250%, 06/24/2019	1,264	1,249
Nelson Education
0.000% (D)	92	—
Nelson Education, 1st Lien
12.000%, 10/01/2020	543	217
Numericable, Term Loan B, 1st Lien
4.500%, 04/23/2020	4	3
4.500%, 05/21/2020	2,640	2,540
NXP, Cov-Lite, Term Loan B, 1st Lien
3.750%, 12/07/2020	1,356	1,353
Ocwen Financial, Term Loan
5.500%, 02/15/2018	220	219
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	673	238
Penn Products Terminals, Term Loan, Tranche B
4.750%, 04/13/2022	1,072	943
PetSmart 5/15 Cov-Lite TLB1
4.250%, 03/10/2022	467	452
Petsmart, 1st Lien
4.250%, 03/10/2022	467	452
PetSmart, Inc., Tranche B-1 Loan
4.250%, 03/10/2022	464	449
Pharmaceutical Product, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	6,195	6,039
Pinnacle Foods Group, LLC, Term Loan G
3.000%, 04/29/2020	498	493
Pinnacle Foods Group, LLC, Term Loan H
3.000%, 04/29/2020	1,290	1,276
Post Holdings, Term Loan B, 1st Lien, Ser A
3.750%, 06/02/2021	539	539
Quebecor Media, Term Loan B
3.250%, 08/17/2020	1,125	1,091
Quintiles Transnational, Term Loan, 1st Lien
3.250%, 05/06/2022	2,470	2,465
Radnet, Term Loan, 1st Lien
5.750%, 10/10/2018	32	31
4.250%, 10/10/2018	2,288	2,240
RE/MAX International, Term Loan
4.250%, 07/31/2020	2,521	2,477
Realogy, Extended Synthetic Term Loan
0.150%, 10/10/2016	40	40
Redtop Acquisitions, Ltd., Term Loan, 1st Lien
4.500%, 12/03/2020	613	603

22	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Regal Cinemas, Term Loan
3.750%, 04/01/2022	$2,091	$2,085
Rexnord, LLC, Cov-Lite, Term Loan B, 1st Lien
4.000%, 08/21/2020	646	618
Rexnord, LLC, Term Loan B
4.000%, 08/21/2020	2,054	1,963
Royal Adhesives & Sealants, Cov-Lite, Initial Term Loan, 1st Lien
4.500%, 06/20/2022	5,721	5,511
Ryman Hospitality Properties, Cov-Lite, Term Loan
3.750%, 01/15/2021	522	519
Salem Communications, Term Loan B
4.500%, 03/12/2020	639	595
SBA Finance, Incremental Term Loan, 1st Lien
3.250%, 06/10/2022	5,489	5,371
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	4,852	2,002
Seaworld, Term Loan B-2
3.000%, 05/14/2020	2,008	1,898
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/14/2020	3,200	3,112
Serta Simmons Holdings, Term Loan B
4.250%, 10/01/2019	5,716	5,643

Signode 5/14 (USD) Cov-Lite TL
3.750%, 05/01/2021	2,018	1,915
Signode Industrial,
3.750%, 05/01/2021	780	740
Sinclair Television Group, Term Loan B1, 1st Lien
3.500%, 07/30/2021	3,008	2,993
Six Flags Theme Parks, Inc., Term Loan, 1st Lien
3.500%, 06/29/2022	6,467	6,427
Smart & Final, Cov-Lite, Term Loan
4.000%, 11/08/2019	825	801
Smart Technologies, Term Loan
10.500%, 01/31/2018	116	115
Solvay, Cov-Lite, Term Loan, 1st Lien
4.750%, 12/01/2021	7	6
Spectrum Brands, Cov-Lite, Term Loan, 1st Lien
3.500%, 06/23/2022	3,519	3,508
SS&C Technologies, Inc., Term B-1 Loan
4.000%, 07/08/2022	1,695	1,680
SS&C Technologies, Term Loan B-1
4.083%, 07/08/2022	107	106
4.000%, 07/08/2022	202	200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SS&C Technologies, Term Loan B-2
4.000%, 07/08/2022	$1,643	$1,628
0.072%, 07/08/2022	20	20
0.000%, 07/08/2022 (D)	20	20
SS&C Technologies, Term Loan, 1st Lien
4.083%, 07/08/2022	283	280
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	2,819	2,734
Sterigenics-Nordion, Cov-Lite, Term Loan, 1st Lien
4.250%, 05/16/2022	2,225	2,136
Syncreon Holdings Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	4,696	3,528
Syniverse Holdings, 1st Lien
4.000%, 04/23/2019	712	459
TASC, Term Loan, 1st Lien
7.000%, 05/23/2020	1,295	1,185
TASC, Term Loan, 2nd Lien
7.000%, 05/23/2020	26	24
Telesat Canada, Term Loan B
3.500%, 03/28/2019 (A)	1,694	1,651
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020	4,227	402
Texas Competitive, Extended Term Loan
4.906%, 10/10/2017 (E)	2,323	634
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	3,910	3,272
Townsquare Media, Term Loan
4.250%, 03/25/2022	2,122	2,083
Trans Union LLC, Replacement Term Loan
3.500%, 04/09/2021	7,398	7,208
TransDigm, Term Loan C, 1st Lien
3.750%, 02/25/2020	3,469	3,365
TransDigm, Term Loan D, 1st Lien
3.750%, 06/04/2021	1,008	962
Tribune Media, Term Loan, 1st Lien
3.750%, 12/27/2020	2,698	2,669
Tronox, Term Loan B
4.500%, 03/19/2020	973	856
True Religion Apparel, 1st Lien
5.875%, 07/30/2019	1,005	436
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	347	150
Univar, Cov-Lite, Initial Term Loan
4.250%, 07/01/2022	2,203	2,092
Univar, Term Loan, 1st Lien
4.250%, 07/01/2022	2,215	2,102
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020 (A)	1,558	1,512

23	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Univision Communications, Term Loan, 1st Lien
4.000%, 03/01/2020	$4,873	$4,732
UPC Finance Partnership
3.250%, 06/30/2021	1,000	969
US Renal Care, Cov-Lite, 1st Lien
0.000%, 11/17/2022 (D)	4,627	4,572
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser C-2
3.750%, 12/11/2019	1,274	1,195
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser D-2
3.500%, 02/13/2019	127	119
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser E-1
3.750%, 06/26/2020	1,592	1,486
Valeant, Term Loan B
4.000%, 04/01/2022	900	840
Vantiv, LLC, Term Loan B, 1st Lien
3.750%, 06/13/2021	1,204	1,201
Verint Systems, Term Loan B, 1st Lien
3.500%, 09/06/2019	2,524	2,503
Vertafore, Term Loan B, 1st Lien
4.250%, 11/30/2019	3,000	2,962
Virgin Media, Term Loan, 1st Lien
3.500%, 06/07/2023	4,647	4,496
Warner Music Group, Term Loan
3.750%, 07/01/2020	5,447	5,213
Waste Industries USA, Cov-Lite, 1st Lien
4.250%, 02/20/2020	2,829	2,818
WaveDivision Holdings, Term Loan, 2nd Lien
4.000%, 10/15/2019	8	8
WaveDivision Holdings, Term Loan, Tranche 1
4.000%, 08/09/2019	3,270	3,193
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	2,704	2,671
Weight Watchers International, Term Loan B2, 1st Lien
3.870%, 04/02/2020	5	3
Weight Watchers International, Term Loan, Tranche B-2
4.000%, 04/02/2020	2,023	1,303
West, Term Loan B-10
3.250%, 06/30/2018	849	834
Wide Open West, Term Loan, 1st Lien
4.500%, 04/01/2019	5,836	5,597
Wilsonart International Holdings LLC, Term Loan, 1st Lien
4.000%, 10/24/2019	6,397	6,216

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

XPO Logistics, Cov-Lite, Term Loan, 1st Lien
5.500%, 10/21/2027	$3,457	$3,429
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	5,806	5,403
York Risk Services, Cov-Lite, 1st Lien
4.750%, 10/01/2021	628	584
Ziggo, Term Loan B1, 1st Lien
3.500%, 01/15/2022	2,022	1,940
Ziggo, Term Loan B2, 1st Lien
3.601%, 01/15/2022	105	100
3.500%, 01/15/2022	1,198	1,150
Ziggo, Term Loan B3, 1st Lien
3.601%, 01/15/2022	2,143	2,056
Zuffa, Term Loan
3.750%, 02/25/2020	1,795	1,761

Total Loan Participations (Cost $552,231) ($ Thousands)		520,464

CORPORATE OBLIGATIONS — 8.4%

Consumer Discretionary — 1.5%
AutoZone
1.300%, 01/13/2017	950	950
CCO Holdings LLC
5.250%, 09/30/2022	2,750	2,781
5.125%, 02/15/2023	700	695
Cedar Fair
5.250%, 03/15/2021	1,000	1,034
CSC Holdings LLC
8.625%, 02/15/2019	1,090	1,172
Daimler Finance North America LLC
0.836%, 03/02/2018 (A) (B)	1,000	987
Dollar Tree
5.750%, 03/01/2023 (B)	1,015	1,080
Ford Motor Credit LLC
1.724%, 12/06/2017	500	493
1.557%, 01/09/2018 (A)	750	741
1.332%, 03/12/2019 (A)	500	484
General Motors Financial
2.400%, 04/10/2018	1,000	982
Hyundai Capital America
1.875%, 08/09/2016 (B)	200	200
NBCUniversal Enterprise
1.307%, 04/15/2018 (A) (B)	400	399
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (B)	1,315	1,308
Sinclair Television Group
5.625%, 08/01/2024 (B)	2,600	2,593
5.375%, 04/01/2021	1,000	1,014
Sirius XM Radio
5.875%, 10/01/2020 (B)	4,000	4,180
5.375%, 04/15/2025 (B)	385	384

24	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.625%, 05/15/2023 (B)	$800	$780
4.250%, 05/15/2020 (B)	1,000	1,015
Six Flags Entertainment
5.250%, 01/15/2021 (B)	2,000	2,045
Time Warner Cable
5.850%, 05/01/2017	350	363
Tribune Media
5.875%, 07/15/2022 (B)	2,400	2,400
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (B)	500	491
1.088%, 05/22/2018 (A) (B)	500	476
Whirlpool
1.350%, 03/01/2017	575	574
William Carter
5.250%, 08/15/2021	2,615	2,667

		32,288

Consumer Staples — 0.5%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	360	363
1.879%, 02/01/2021 (A)	450	456
BAT International Finance
1.022%, 06/15/2018 (A) (B)	800	796
Bayer US Finance LLC
0.892%, 10/06/2017 (A) (B)	700	698
Catholic Health Initiatives
2.600%, 08/01/2018	430	437
CVS Health
1.900%, 07/20/2018	500	502
Elizabeth Arden
7.375%, 03/15/2021	903	515
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	300	300
JM Smucker
1.750%, 03/15/2018	265	264
Kroger
2.000%, 01/15/2019	245	247
Mondelez International
1.136%, 02/01/2019 (A)	1,000	981
President and Fellows of Harvard College
6.300%, 10/01/2037	595	598
Reynolds American
2.300%, 06/12/2018	890	899
SABMiller Holdings
1.306%, 08/01/2018 (A) (B)	600	595
Spectrum Brands
5.750%, 07/15/2025	765	806
Sutter Health
1.090%, 08/15/2053	525	521

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Valeant Pharmaceuticals International
5.625%, 12/01/2021 (B)	$2,900	$2,481

		11,459

Energy — 1.1%
Atwood Oceanics
6.500%, 02/01/2020	1,700	714
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	917	688
BP Capital Markets
1.233%, 09/26/2018 (A)	850	825
1.131%, 05/10/2018 (A)	400	390
1.043%, 02/13/2018 (A)	600	590
Canadian Natural Resources
5.700%, 05/15/2017	150	150
ConocoPhillips
1.500%, 05/15/2018	525	503
Enbridge
0.866%, 06/02/2017 (A)	900	860
Energy Transfer Partners
2.500%, 06/15/2018	525	482
Exxon Mobil
1.439%, 03/01/2018	550	550
Genesis Energy
6.750%, 08/01/2022	2,654	2,216
6.000%, 05/15/2023	795	612
Gibson Energy
6.750%, 07/15/2021 (B)	599	509
Halcon Resources
8.625%, 02/01/2020 (B)	1,360	751
Hess
1.300%, 06/15/2017	510	486
Kinder Morgan
2.000%, 12/01/2017	345	335
Regency Energy Partners
5.000%, 10/01/2022	2,500	2,079
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	3,000	2,857
5.625%, 02/01/2021	1,300	1,241
Schlumberger Holdings
1.900%, 12/21/2017 (B)	800	797
Targa Resources Partners
6.750%, 03/15/2024 (B)	3,900	3,305
Total Capital International
1.191%, 08/10/2018 (A)	400	394
TransCanada PipeLines
1.411%, 01/12/2018 (A)	1,100	1,080

		22,414

Financials — 2.4%
ABN AMRO Bank
4.250%, 02/02/2017 (B)	565	578

25	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Honda Finance MTN
1.500%, 03/13/2018	$600	$599
Australia & New Zealand Banking Group
1.178%, 05/15/2018 (A)	250	249
Bank of America MTN
1.700%, 08/25/2017	800	796
1.662%, 01/15/2019 (A)	700	695
0.902%, 06/05/2017 (A)	500	499
Bank of Montreal MTN
1.217%, 04/09/2018 (A)	350	349
Bank of New York Mellon MTN
0.892%, 03/06/2018 (A)	325	325
Bank of Tokyo-Mitsubishi UFJ
1.002%, 03/05/2018 (A) (B)	900	893
0.772%, 09/08/2017 (A) (B)	500	497
Barclays Bank MTN
6.050%, 12/04/2017 (B)	575	609
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,417	1,450
Branch Banking & Trust
1.350%, 10/01/2017	450	449
Capital One
1.301%, 02/05/2018 (A)	750	747
Capital One Bank USA
1.300%, 06/05/2017	850	846
1.150%, 11/21/2016	500	499
Citigroup
1.550%, 08/14/2017	500	497
1.390%, 04/08/2019 (A)	650	635
1.311%, 04/27/2018 (A)	450	445
Citizens Bank MTN
1.600%, 12/04/2017	1,000	989
Commonwealth Bank of Australia MTN
0.902%, 03/12/2018 (A) (B)	850	843
Credit Agricole MTN
1.457%, 06/10/2020 (A) (B)	1,000	996
Credit Suisse NY
1.700%, 04/27/2018	850	841
Daimler Finance North America LLC
1.650%, 05/18/2018 (B)	300	296
1.375%, 08/01/2017 (B)	625	621
Deutsche Bank
1.298%, 02/13/2018 (A)	650	637
Equinix
5.750%, 01/01/2025 ‡	3,535	3,659
Fifth Third Bank
1.150%, 11/18/2016	750	750
General Electric MTN
1.322%, 04/02/2018 (A)	275	277
Goldman Sachs Group MTN
1.818%, 04/30/2018 (A)	180	180
1.779%, 04/23/2020 (A)	725	717

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.718%, 11/15/2018 (A)	$750	$746
Hartford Financial Services Group
5.375%, 03/15/2017	1,000	1,036
HSBC Bank
1.258%, 05/15/2018 (A) (B)	200	199
HSBC USA
1.474%, 09/24/2018 (A)	300	298
Huntington National Bank
1.700%, 02/26/2018	800	792
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	600	598
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	375	373
ING Bank
1.800%, 03/16/2018 (B)	390	389
1.302%, 10/01/2019 (A) (B)	500	491
Jackson National Life Global Funding
1.875%, 10/15/2018 (B)	600	599
JPMorgan Chase
1.574%, 01/23/2020 (A)	500	494
1.519%, 01/25/2018 (A)	200	200
1.251%, 01/28/2019 (A)	700	690
JPMorgan Chase Capital XXI
1.563%, 02/02/2037 (A)	250	178
Lloyds Bank
1.038%, 03/16/2018 (A)	1,250	1,245
Macquarie Group
1.616%, 01/31/2017 (A) (B)	650	650
Manufacturers & Traders Trust
1.400%, 07/25/2017	700	697
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	260	258
Mizuho Bank
1.243%, 03/26/2018 (A) (B)	800	797
Morgan Stanley
5.950%, 12/28/2017	245	261
1.469%, 01/24/2019 (A)	650	642
MSCI
5.750%, 08/15/2025 (B)	1,564	1,687
5.250%, 11/15/2024 (B)	955	1,010
Nissan Motor Acceptance MTN
1.500%, 03/02/2018 (B)	550	547
PNC Bank MTN
1.850%, 07/20/2018	500	500
0.834%, 06/01/2018 (A)	850	845
Prudential Financial MTN
1.398%, 08/15/2018 (A)	700	697
Reinsurance Group of America
5.625%, 03/15/2017	200	207
RHP Hotel Properties
5.000%, 04/15/2021 ‡	435	437
5.000%, 04/15/2023 ‡	1,035	1,033

26	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Bank of Canada MTN
1.187%, 12/10/2018 (A)	$650	$648
Santander Bank
1.551%, 01/12/2018 (A)	1,250	1,236
Societe Generale MTN
1.692%, 10/01/2018 (A)	500	503
Standard Chartered MTN
1.260%, 04/17/2018 (A) (B)	1,000	991
Sumitomo Mitsui Banking
1.200%, 01/16/2018 (A)	500	496
SunTrust Bank
1.058%, 02/15/2017 (A)	750	747
Synchrony Financial
1.875%, 08/15/2017	455	450
1.849%, 02/03/2020 (A)	1,000	961
Toronto-Dominion Bank MTN
0.802%, 03/13/2018 (A)	700	695
UBS MTN
1.264%, 06/01/2020 (A)	1,000	996
Unitrin
6.000%, 05/15/2017	110	114
US Bank MTN
1.450%, 01/29/2018	500	501
Ventas Realty
1.550%, 09/26/2016 ‡	400	400
1.250%, 04/17/2017 ‡	170	169
WEA Finance LLC
1.750%, 09/15/2017 (B)	350	347
Wells Fargo MTN
1.298%, 01/30/2020 (A)	1,000	984
Westpac Banking
1.230%, 01/17/2019 (A)	550	545

		51,842

Health Care — 0.8%
AbbVie
1.800%, 05/14/2018	650	648
Actavis Funding SCS
1.582%, 03/12/2018 (A)	4,100	4,112
1.300%, 06/15/2017	800	796
Amgen
2.125%, 05/15/2017	800	807
Baxalta
1.366%, 06/22/2018 (A) (B)	850	842
Becton Dickinson
1.800%, 12/15/2017	1,000	1,001
Celgene
2.125%, 08/15/2018	400	402
DaVita HealthCare Partners
5.000%, 05/01/2025	2,325	2,319
ExamWorks Group
5.625%, 04/15/2023	785	789

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LifePoint Health
5.500%, 12/01/2021	$1,225	$1,265
Mallinckrodt International Finance
5.625%, 10/15/2023 (B)	1,150	1,130
4.875%, 04/15/2020 (B)	557	551
McKesson
1.292%, 03/10/2017	535	535
Medtronic
1.500%, 03/15/2018	425	426
Mylan
1.350%, 11/29/2016	650	645
Providence Health & Services Obligated Group
1.412%, 10/01/2016 (A)	650	651
Thermo Fisher Scientific
1.300%, 02/01/2017	225	224
Zimmer Holdings
1.450%, 04/01/2017	950	948

		18,091

Industrials — 0.7%
Air Lease
2.125%, 01/15/2018	310	303
Clean Harbors
5.250%, 08/01/2020	636	638
GATX
1.250%, 03/04/2017	345	341
General Electric MTN
1.237%, 01/09/2020 (A)	1,000	1,000
1.134%, 01/14/2019 (A)	400	400
International Lease Finance
6.750%, 09/01/2016 (B)	650	661
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	5,600	5,670
Norbord
5.375%, 12/01/2020 (B)	3,409	3,358
Sensata Technologies
5.000%, 10/01/2025 (B)	1,426	1,401
TTX MTN
2.250%, 02/01/2019 (B)	270	272

		14,044

Information Technology — 0.5%
Audatex North America
6.125%, 11/01/2023 (B)	3,300	3,333
6.000%, 06/15/2021 (B)	1,600	1,616
Bankrate
6.125%, 08/15/2018 (B)	3,145	3,114
Fidelity National Information Services
2.850%, 10/15/2018	400	403
1.450%, 06/05/2017	295	292

27	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hewlett Packard Enterprise
2.450%, 10/05/2017 (B)	$850	$849
Hughes Satellite Systems
6.500%, 06/15/2019	224	248

		9,855

Materials — 0.2%
Ball
5.250%, 07/01/2025	1,054	1,099
Glencore Funding LLC
1.796%, 05/27/2016 (A) (B)	400	396
Owens-Brockway Glass Container
6.375%, 08/15/2025 (B)	1,195	1,228
5.875%, 08/15/2023 (B)	920	947
Rio Tinto Finance USA
1.366%, 06/17/2016 (A)	400	399

		4,069

Telecommunication Services — 0.5%
AT&T
1.533%, 06/30/2020 (A)	750	739
British Telecommunications
1.250%, 02/14/2017	415	414
CCO Safari II LLC
4.908%, 07/23/2025 (B)	500	513
CommScope
5.000%, 06/15/2021 (B)	1,000	980
Level 3 Financing
5.125%, 05/01/2023	1,900	1,938
SoftBank Group
4.500%, 04/15/2020 (B)	1,751	1,732
Thomson Reuters
1.650%, 09/29/2017	395	393
1.300%, 02/23/2017	400	399
Verizon Communications
2.252%, 09/14/2018 (A)	435	442
2.042%, 09/15/2016 (A)	3,000	3,016

		10,566

Utilities — 0.2%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	750	749
Eversource Energy
1.600%, 01/15/2018	290	289
Exelon
1.550%, 06/09/2017	270	269
Southern
1.300%, 08/15/2017	545	541
Talen Energy Supply LLC
4.625%, 07/15/2019 (B)	3,005	2,419

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WEC Energy Group
1.650%, 06/15/2018	$700	$698

		4,965

Total Corporate Obligations (Cost $185,669) ($ Thousands)		179,593

MUNICIPAL BONDS — 0.2%

California — 0.0%
University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.938%, 07/01/2041 (A)	755	755

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	500	501
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	345	346

		847

Illinois — 0.1%
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,000	1,000

New Jersey — 0.1%
New Jersey State, Economic Development Authority, RB
1.059%, 03/01/2016	285	285
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	1,100	1,100

		1,385

North Carolina — 0.0%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	655	658

Total Municipal Bonds (Cost $4,640) ($ Thousands)		4,645

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FFCB
0.590%, 02/06/2017	1,500	1,497
FHLB
0.500%, 09/28/2016	1,620	1,619
FNMA
1.250%, 09/28/2016	1,500	1,506

Total U.S. Government Agency Obligations (Cost $4,625) ($ Thousands)		4,622

28	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

February 29, 2016

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.1%
Public Storage, 5.900% ‡	75,000	$1,941

Total Preferred Stock (Cost $1,714) ($ Thousands)		1,941

COMMON STOCK — 0.0%
Millennium Private Equity *	52,886	679

Total Common Stock (Cost $159) ($ Thousands)		679

CASH EQUIVALENT — 6.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300% **†	138,090,378	138,090

Total Cash Equivalent (Cost $138,090) ($ Thousands)		138,090

REPURCHASE AGREEMENT (F) — 0.1%
BNP Paribas
0.300%, dated 02/29/2016, to be repurchased on 04/01/2016, repurchase price $2,100,017.50 (collateralized by U.S. government obligations, 2.500% - 5.500%, 01/15/2017 - 01/20/2046, par value ranging from $7 - $2,799,624; total market value $2,135,772)	$2,100	2,100

Total Repurchase Agreement (Cost $2,100) ($ Thousands)		2,100

Total Investments — 100.3% (Cost $2,191,141) ($ Thousands) @		$2,142,273

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(128)	Jul-2016	$44
U.S. 5-Year Treasury Note	61	Jun-2016	2
U.S. 10-Year Treasury Note	(19)	Jun-2016	1
U.S. 10-Year Treasury Note	87	Jun-2016	(15)
U.S. Long Treasury Bond	(1)	Jun-2016	1

			$33

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,136,675 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 29, 2016. The coupon on a step bond changes on a specified date.

(D)	Unsettled bank loan. Interest rate not available.

(E)	Security is in default on interest payment.

(F)	Tri-Party Repurchase Agreement.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $2,191,141 ($ Thousands), and the unrealized appreciation and depreciation were $10,194 ($ Thousands) and ($59,062) ($ Thousands), respectively.

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

29	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Concluded)

February 29, 2016

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$757,894	$—	$757,894
Asset-Backed Securities	—	529,309	2,936	532,245
Loan Participations	—	520,349	115	520,464
Corporate Obligations	—	179,593	—	179,593
Municipal Bonds	—	4,645	—	4,645
U.S. Government Agency Obligations	—	4,622	—	4,622
Preferred Stock	1,941	—	—	1,941
Common Stock	679	—	—	679
Cash Equivalent	138,090	—	—	138,090
Repurchase Agreement	–	2,100	—	2,100

Total Investments in Securities	$140,710	$1,998,512	$3,051	$2,142,273

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$48	$—	$—	$48
Unrealized Depreciation	(15)	—	—	(15)

Total Other Financial Instruments	$33	$—	$—	$33

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$78,062	$676,458	$(616,430)	$138,090	$108

Totals	$78,062	$676,458	$(616,430)	$138,090	$108

30	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 28.3%

Consumer Discretionary — 1.8%
21st Century Fox America
8.875%, 04/26/2023	$150	$199
7.300%, 04/30/2028	150	185
6.650%, 11/15/2037	310	346
6.200%, 12/15/2034	265	295
4.950%, 10/15/2045	585	570
3.700%, 10/15/2025	1,000	1,006
Advance Auto Parts
5.750%, 05/01/2020	175	191
Amazon.com
4.950%, 12/05/2044	1,450	1,604
4.800%, 12/05/2034	187	202
AutoZone
2.500%, 04/15/2021	44	44
Bed Bath & Beyond
5.165%, 08/01/2044	825	665
CCO Safari II LLC
6.484%, 10/23/2045 (A)	4,452	4,694
6.384%, 10/23/2035 (A)	408	426
Comcast
6.950%, 08/15/2037	1,040	1,384
6.550%, 07/01/2039	340	439
6.400%, 03/01/2040	280	359
4.400%, 08/15/2035	4,015	4,182
4.250%, 01/15/2033	420	430
4.200%, 08/15/2034	720	735
3.375%, 02/15/2025	800	833
3.150%, 03/01/2026	3,775	3,872
Comcast Cable Communications Holdings
9.455%, 11/15/2022	660	923
Cox Communications
4.700%, 12/15/2042 (A)	10	8
CVS Health
5.750%, 05/15/2041	280	329
2.750%, 12/01/2022	230	229
CVS Pass-Through Trust
5.880%, 01/10/2028	137	152
5.789%, 01/10/2026 (A)	1,237	1,351
Daimler Finance North America LLC
2.375%, 08/01/2018 (A)	2,620	2,634
1.125%, 03/10/2017 (A)	2,585	2,571
Ford Motor
4.750%, 01/15/2043	2,480	2,277
Ford Motor Credit LLC
5.875%, 08/02/2021	3,110	3,430
3.219%, 01/09/2022	1,565	1,522
3.200%, 01/15/2021	1,550	1,530
3.157%, 08/04/2020	200	199
2.597%, 11/04/2019	2,520	2,489
1.700%, 05/09/2016	2,717	2,719

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Motors
5.000%, 04/01/2035	$755	$661
General Motors Financial
4.750%, 08/15/2017	2,250	2,306
4.200%, 03/01/2021	2,825	2,829
3.450%, 04/10/2022	1,365	1,287
3.200%, 07/13/2020	159	154
3.100%, 01/15/2019	835	826
Grupo Televisa
6.125%, 01/31/2046	650	634
Home Depot
3.000%, 04/01/2026	1,605	1,660
2.625%, 06/01/2022	1,285	1,307
2.000%, 04/01/2021	2,320	2,332
Hyundai Capital America
2.875%, 08/09/2018 (A)	95	96
2.125%, 10/02/2017 (A)	650	650
Lowe’s MTN
7.110%, 05/15/2037	250	334
5.125%, 11/15/2041	48	55
McDonald’s MTN
4.875%, 12/09/2045	1,965	2,074
3.700%, 01/30/2026	1,175	1,224
2.750%, 12/09/2020	870	895
NBCUniversal Media LLC
4.375%, 04/01/2021	820	905
QVC
5.950%, 03/15/2043	50	42
Scripps Networks Interactive
3.950%, 06/15/2025	655	631
3.900%, 11/15/2024	1,130	1,111
3.500%, 06/15/2022	640	626
2.800%, 06/15/2020	800	783
Time Warner
7.700%, 05/01/2032	2,530	3,036
7.625%, 04/15/2031	2,985	3,623
6.500%, 11/15/2036	50	54
6.250%, 03/29/2041	355	380
5.375%, 10/15/2041	37	35
4.850%, 07/15/2045	333	310
4.750%, 03/29/2021	780	841
4.700%, 01/15/2021	670	722
Time Warner Cable
8.250%, 04/01/2019	2,890	3,304
7.300%, 07/01/2038	100	105
6.550%, 05/01/2037	2,061	2,076
5.500%, 09/01/2041	19	17
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,637
Viacom
5.250%, 04/01/2044	380	298
4.850%, 12/15/2034	1,011	798

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.250%, 09/01/2023	$200	$196
3.875%, 04/01/2024	230	215
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (A)	844	800
Volkswagen International Finance
1.125%, 11/18/2016 (A)	2,835	2,815
Walgreens Boots Alliance
4.800%, 11/18/2044	2,300	2,094
Wal-Mart Stores
4.300%, 04/22/2044	3,240	3,422
3.300%, 04/22/2024	175	186
Walt Disney
2.300%, 02/12/2021	950	975

		96,385

Consumer Staples — 2.4%
Altria Group
9.950%, 11/10/2038	290	475
9.250%, 08/06/2019	2,120	2,596
5.375%, 01/31/2044	880	994
4.750%, 05/05/2021	1,260	1,395
2.850%, 08/09/2022	1,690	1,697
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	7,684	8,234
4.700%, 02/01/2036	12	13
3.650%, 02/01/2026	17,864	18,440
3.300%, 02/01/2023	5,080	5,220
2.650%, 02/01/2021	3,918	3,985
1.900%, 02/01/2019	1,750	1,766
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	105	122
5.375%, 01/15/2020	2,360	2,627
2.500%, 07/15/2022	2,086	2,063
Bunge Finance
4.100%, 03/15/2016	200	200
Coca-Cola
3.300%, 09/01/2021	52	55
Coca-Cola Femsa
2.375%, 11/26/2018	2,020	2,028
CVS Health
5.750%, 06/01/2017	65	68
5.125%, 07/20/2045	1,991	2,234
4.875%, 07/20/2035	710	763
3.875%, 07/20/2025	620	663
3.500%, 07/20/2022	325	339
CVS Pass-Through Trust
6.036%, 12/10/2028	2,049	2,292
5.926%, 01/10/2034 (A)	180	198
Diageo Capital
1.125%, 04/29/2018	150	149
Diageo Investment
2.875%, 05/11/2022	3,730	3,816

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

EMD Finance LLC
2.400%, 03/19/2020 (A)	$3,365	$3,323
ERAC USA Finance LLC
5.625%, 03/15/2042 (A)	1,263	1,351
4.500%, 02/15/2045 (A)	400	372
Imperial Brands Finance
2.050%, 02/11/2018 (A)	790	789
Kraft Foods Group
6.500%, 02/09/2040	700	841
6.125%, 08/23/2018	100	110
5.375%, 02/10/2020	847	937
5.000%, 06/04/2042	100	104
3.500%, 06/06/2022	3,495	3,605
Kraft Heinz Foods
5.200%, 07/15/2045 (A)	1,640	1,765
5.000%, 07/15/2035 (A)	560	584
4.875%, 02/15/2025 (A)	400	438
3.950%, 07/15/2025 (A)	620	650
3.500%, 07/15/2022 (A)	1,595	1,642
2.800%, 07/02/2020 (A)	2,175	2,200
1.600%, 06/30/2017 (A)	2,190	2,188
Kroger
7.500%, 04/01/2031	280	357
6.900%, 04/15/2038	570	730
5.400%, 07/15/2040	45	51
2.950%, 11/01/2021	1,215	1,241
Molson Coors Brewing
3.500%, 05/01/2022	220	226
Mondelez International
4.000%, 02/01/2024	4,390	4,579
Novartis Capital
4.000%, 11/20/2045	3,000	3,080
PepsiCo
7.900%, 11/01/2018	449	523
3.600%, 03/01/2024	150	162
Pernod Ricard
5.500%, 01/15/2042 (A)	1,400	1,470
4.450%, 01/15/2022 (A)	1,890	2,005
Philip Morris International
5.650%, 05/16/2018	265	289
2.900%, 11/15/2021	1,750	1,820
2.500%, 08/22/2022	1,530	1,543
1.875%, 02/25/2021	1,110	1,104
1.375%, 02/25/2019	1,110	1,106
Reynolds American
8.125%, 06/23/2019	570	672
6.150%, 09/15/2043	640	758
5.850%, 08/15/2045	2,940	3,450
5.700%, 08/15/2035	1,090	1,231
3.250%, 06/12/2020	386	401
Skandinaviska Enskilda Banken MTN
2.625%, 11/17/2020 (A)	2,715	2,744

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tyson Foods
5.150%, 08/15/2044	$1,750	$1,869
4.875%, 08/15/2034	24	25
3.950%, 08/15/2024	680	717
UBM
5.750%, 11/03/2020 (A)	850	920
Walgreen
5.250%, 01/15/2019	50	54
Walgreens Boots Alliance
3.300%, 11/18/2021	2,463	2,482
Wm Wrigley Jr
3.375%, 10/21/2020 (A)	1,905	1,965
2.900%, 10/21/2019 (A)	2,843	2,883
2.400%, 10/21/2018 (A)	1,085	1,092
2.000%, 10/20/2017 (A)	550	551

		125,431

Energy — 2.8%
Anadarko Petroleum
6.375%, 09/15/2017	2,430	2,467
4.500%, 07/15/2044	1,000	685
Apache
6.900%, 09/15/2018	180	190
5.100%, 09/01/2040	520	381
4.250%, 01/15/2044	1,665	1,192
3.250%, 04/15/2022	56	49
Baker Hughes
7.500%, 11/15/2018	2,020	2,228
BG Energy Capital
4.000%, 10/15/2021 (A)	2,775	2,779
BP Capital Markets
3.561%, 11/01/2021	110	111
3.535%, 11/04/2024	300	286
3.506%, 03/17/2025	2,349	2,285
3.245%, 05/06/2022	950	936
2.248%, 11/01/2016	159	160
1.674%, 02/13/2018	434	429
Canadian Natural Resources
6.450%, 06/30/2033	200	152
Canadian Oil Sands
6.000%, 04/01/2042 (A)	573	458
Chevron
3.191%, 06/24/2023	95	96
2.411%, 03/03/2022	1,940	1,888
2.355%, 12/05/2022	290	278
1.961%, 03/03/2020	81	80
1.365%, 03/02/2018	2,285	2,271
CNOOC Finance 2013
3.000%, 05/09/2023	253	240
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025	2,900	2,827

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conoco Funding
6.950%, 04/15/2029	$995	$1,066
ConocoPhillips
5.750%, 02/01/2019	175	182
4.150%, 11/15/2034	2,118	1,707
3.350%, 05/15/2025	100	89
Continental Resources
5.000%, 09/15/2022	60	46
4.900%, 06/01/2044	1,000	613
Devon Energy
6.300%, 01/15/2019	100	95
5.850%, 12/15/2025	880	766
5.600%, 07/15/2041	1,530	1,044
5.000%, 06/15/2045	1,375	904
4.750%, 05/15/2042	127	81
3.250%, 05/15/2022	1,800	1,386
Devon Financing
7.875%, 09/30/2031	520	417
Ecopetrol
7.375%, 09/18/2043	200	160
5.875%, 05/28/2045	2,030	1,416
5.375%, 06/26/2026	1,360	1,103
4.125%, 01/16/2025	167	128
Enbridge Energy Partners
5.875%, 10/15/2025	1,500	1,390
Energy Transfer Partners
8.250%, 11/15/2029	4,295	4,439
6.125%, 12/15/2045	225	185
5.200%, 02/01/2022	4	3
5.150%, 03/15/2045	67	49
4.900%, 02/01/2024	250	219
4.750%, 01/15/2026	645	553
4.150%, 10/01/2020	620	540
3.633%, 11/01/2066 (B)	485	228
2.500%, 06/15/2018	1,190	1,093
Eni
5.700%, 10/01/2040 (A)	200	176
Enterprise Products Operating LLC
6.300%, 09/15/2017	75	79
5.100%, 02/15/2045	125	111
4.050%, 02/15/2022	14	14
1.650%, 05/07/2018	58	56
Exxon Mobil
4.114%, 03/01/2046	880	880
3.567%, 03/06/2045	1,500	1,395
3.043%, 03/01/2026	1,230	1,230
Florida Gas Transmission LLC
7.900%, 05/15/2019 (A)	1,850	2,065
3.875%, 07/15/2022 (A)	2,170	2,084
Gulfstream Natural Gas System LLC
5.950%, 10/15/2045 (A)	800	717

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Halliburton
5.000%, 11/15/2045	$580	$516
3.800%, 11/15/2025	1,880	1,780
2.700%, 11/15/2020	360	353
Hess
8.125%, 02/15/2019	1,020	1,060
Kerr-McGee
6.950%, 07/01/2024	3,520	3,336
Kinder Morgan
6.950%, 06/01/2028	2,250	1,946
5.300%, 12/01/2034	860	674
4.300%, 06/01/2025	5,330	4,820
3.050%, 12/01/2019	93	85
Kinder Morgan Energy Partners
6.500%, 04/01/2020	3,327	3,358
5.000%, 03/01/2043	50	38
Magellan Midstream Partners
5.000%, 03/01/2026	560	571
Marathon Oil
5.200%, 06/01/2045	530	311
Marathon Petroleum
5.850%, 12/15/2045	515	374
5.000%, 09/15/2054	140	89
Noble Energy
5.250%, 11/15/2043	150	110
5.050%, 11/15/2044	186	137
4.150%, 12/15/2021	2,080	1,812
3.900%, 11/15/2024	1,200	1,010
Occidental Petroleum
4.625%, 06/15/2045	400	384
3.125%, 02/15/2022	810	802
2.700%, 02/15/2023	150	140
1.750%, 02/15/2017	153	152
ONEOK Partners
2.000%, 10/01/2017	1,175	1,103
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,169
Petrobras Global Finance
6.850%, 06/05/2115	1,290	801
6.250%, 03/17/2024	1,930	1,410
Petrobras International Finance
5.750%, 01/20/2020	1,127	902
5.375%, 01/27/2021	6,010	4,507
Petroleos Mexicanos
6.875%, 08/04/2026 (A)	1,580	1,636
6.625%, 06/15/2035	5,602	5,061
6.375%, 01/23/2045	3,620	3,140
5.625%, 01/23/2046 (A)	1,145	889
4.875%, 01/18/2024	81	75
3.500%, 01/30/2023	785	680
2.460%, 12/15/2025	3,131	3,216
2.378%, 04/15/2025	1,653	1,693

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pioneer Natural Resources
3.450%, 01/15/2021	$1,095	$1,029
Plains All American Pipeline
4.650%, 10/15/2025	285	240
3.650%, 06/01/2022	100	82
Pride International
6.875%, 08/15/2020	150	88
Rowan
5.850%, 01/15/2044	450	228
5.400%, 12/01/2042	822	411
Sabine Pass LNG
7.500%, 11/30/2016 (A)	940	979
Schlumberger Holdings
4.000%, 12/21/2025 (A)	660	655
3.000%, 12/21/2020 (A)	4,860	4,775
Schlumberger Investment
3.650%, 12/01/2023	100	101
3.300%, 09/14/2021 (A)	317	321
Shell International Finance
6.375%, 12/15/2038	840	971
4.375%, 03/25/2020	70	74
4.375%, 05/11/2045	2,490	2,309
4.300%, 09/22/2019	500	528
4.125%, 05/11/2035	7,830	7,255
3.400%, 08/12/2023	2,145	2,127
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (A)	900	909
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)	2,700	2,858
Spectra Energy Partners
4.500%, 03/15/2045	1,700	1,340
Statoil
5.250%, 04/15/2019	200	216
3.700%, 03/01/2024	1,085	1,087
Suncor Energy
3.600%, 12/01/2024	3,621	3,268
TC PipeLines
4.650%, 06/15/2021	412	393
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,033
Texas Eastern Transmission
2.800%, 10/15/2022 (A)	375	331
Total Capital International
2.875%, 02/17/2022	2,515	2,477
TransCanada PipeLines
4.625%, 03/01/2034	2,405	2,190
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026 (A)	1,175	1,230
Transocean
5.800%, 12/15/2016	360	356

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.000%, 10/15/2017	$1,720	$1,548
Valero Energy
4.900%, 03/15/2045	775	622
Western Gas Partners
5.450%, 04/01/2044	275	182
5.375%, 06/01/2021	429	367
3.950%, 06/01/2025	1,700	1,239
Williams
8.750%, 03/15/2032	1,284	1,053
7.875%, 09/01/2021	1,334	1,147
7.750%, 06/15/2031	339	254
7.500%, 01/15/2031	9	7
Williams Partners
4.000%, 09/15/2025	555	423
3.600%, 03/15/2022	124	97
XTO Energy
5.500%, 06/15/2018	500	545

		149,662

Financials — 10.9%
Abbey National Treasury Services
4.000%, 04/27/2016	165	166
ACE INA Holdings
4.350%, 11/03/2045	1,010	1,059
3.350%, 05/03/2026	2,070	2,121
2.300%, 11/03/2020	310	312
Aegon
2.074%, 07/29/2049 (B)	2,180	1,134
AIA Group MTN
3.200%, 03/11/2025 (A)	705	700
AIG Global Funding MTN
1.650%, 12/15/2017 (A)	97	97
Allstate
3.150%, 06/15/2023	1,375	1,410
American Express Credit MTN
2.375%, 03/24/2017	120	122
2.250%, 08/15/2019	3,165	3,172
1.800%, 07/31/2018	195	194
American International Group
6.250%, 03/15/2037	2,578	2,675
4.800%, 07/10/2045	200	184
4.375%, 01/15/2055	455	369
3.750%, 07/10/2025	1,125	1,104
American Tower
4.400%, 02/15/2026 ‡	450	459
3.500%, 01/31/2023 ‡	1,431	1,405
3.450%, 09/15/2021 ‡	1,480	1,477
3.300%, 02/15/2021 ‡	840	840
2.800%, 06/01/2020 ‡	775	770
American Tower Trust I
1.551%, 03/15/2018 ‡, (A)	135	133

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anadarko Finance
7.500%, 05/01/2031	$240	$215
Australia & New Zealand Banking Group
3.250%, 03/01/2016 (A)	200	200
0.713%, 10/29/2049 (B)	1,400	735
AvalonBay Communities MTN
3.950%, 01/15/2021 ‡	1,500	1,598
Bank of America
6.875%, 11/15/2018	125	139
6.500%, 08/01/2016	4,875	4,981
6.400%, 08/28/2017	350	371
6.100%, 06/15/2017	6,825	7,165
6.000%, 09/01/2017	1,760	1,858
5.750%, 12/01/2017	235	249
5.700%, 05/02/2017	1,870	1,944
5.650%, 05/01/2018	1,040	1,110
5.625%, 10/14/2016	200	205
5.625%, 07/01/2020	180	199
5.420%, 03/15/2017	4,230	4,377
5.000%, 05/13/2021	75	82
5.000%, 01/21/2044	4,750	5,046
4.875%, 04/01/2044	1,830	1,906
4.450%, 03/03/2026	1,065	1,065
4.200%, 08/26/2024	3,720	3,724
4.100%, 07/24/2023	305	318
4.000%, 04/01/2024	6,110	6,304
4.000%, 01/22/2025	1,825	1,773
3.875%, 08/01/2025	3,141	3,223
3.300%, 01/11/2023	1,313	1,310
2.625%, 10/19/2020	1,414	1,402
2.000%, 01/11/2018	70	70
0.812%, 06/15/2017 (B)	2,710	2,690
0.792%, 06/15/2016 (B)	1,995	1,992
Bank of Montreal MTN
2.550%, 11/06/2022	200	199
2.375%, 01/25/2019	50	51
1.400%, 09/11/2017	50	50
1.142%, 07/15/2016 (B)	500	501
Bank of New York Mellon
3.650%, 02/04/2024	150	157
3.550%, 09/23/2021	144	152
3.400%, 05/15/2024	5,665	5,856
3.250%, 09/11/2024	270	276
1.969%, 06/20/2017 (C)	20	20
Bank of Nova Scotia
1.450%, 04/25/2018	300	298
Bank of Tokyo-Mitsubishi UFJ
2.350%, 02/23/2017 (A)	295	298
Barclays
3.650%, 03/16/2025	4,248	3,903
Barclays Bank MTN
6.050%, 12/04/2017 (A)	850	900

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 09/22/2016	$512	$523
2.250%, 05/10/2017 (A)	221	223
0.885%, 08/07/2049 (B)	380	205
Bear Stearns
7.250%, 02/01/2018	3,670	4,022
6.400%, 10/02/2017	3,370	3,600
4.650%, 07/02/2018	3,000	3,176
Berkshire Hathaway
4.500%, 02/11/2043	2,200	2,217
3.750%, 08/15/2021	488	528
1.550%, 02/09/2018	85	86
BNP Paribas MTN
4.375%, 09/28/2025 (A)	200	194
2.375%, 09/14/2017	1,490	1,505
Boston Properties
3.800%, 02/01/2024 ‡	2,000	2,058
BPCE
5.150%, 07/21/2024 (A)	1,550	1,523
1.625%, 01/26/2018	300	298
Branch Banking & Trust
5.625%, 09/15/2016	325	332
3.800%, 10/30/2026	250	262
Capital One Bank USA
3.375%, 02/15/2023	300	292
1.150%, 11/21/2016	2,150	2,147
Capital One Financial
4.200%, 10/29/2025	1,280	1,256
Chase Capital VI
1.241%, 08/01/2028 (B)	1,050	840
Citigroup
8.125%, 07/15/2039	857	1,222
5.875%, 01/30/2042	550	624
5.850%, 08/02/2016	300	306
5.500%, 09/13/2025	1,370	1,467
5.300%, 05/06/2044	220	218
4.650%, 07/30/2045	4,270	4,283
4.500%, 01/14/2022	50	54
4.450%, 09/29/2027	4,360	4,290
4.400%, 06/10/2025	2,040	2,029
4.300%, 11/20/2026	590	572
3.875%, 10/25/2023	151	157
3.700%, 01/12/2026	6,455	6,591
3.500%, 05/15/2023	930	913
2.500%, 09/26/2018	395	398
2.150%, 07/30/2018	164	163
1.800%, 02/05/2018	1,810	1,798
1.550%, 08/14/2017	2,505	2,492
1.179%, 08/25/2036 (B)	3,239	2,465
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,513
CME Group
3.000%, 09/15/2022	400	413

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (A)	$900	$987
4.500%, 12/09/2025 (A)	705	686
Compass Bank
3.875%, 04/10/2025	910	837
Cooperatieve Rabobank UA
11.000%, 12/31/2049 (A)(B)	2,043	2,411
5.750%, 12/01/2043	710	784
5.250%, 08/04/2045	630	631
4.625%, 12/01/2023	2,060	2,101
4.375%, 08/04/2025	1,580	1,588
3.875%, 02/08/2022	300	316
Countrywide Financial
6.250%, 05/15/2016	300	303
Credit Agricole
8.375%, 12/31/2049 (A)(B)	3,250	3,518
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,340	1,221
3.125%, 12/10/2020 (A)	6,340	6,225
Credit Suisse NY MTN
6.000%, 02/15/2018	990	1,048
5.400%, 01/14/2020	130	137
3.625%, 09/09/2024	1,610	1,617
DDR
4.625%, 07/15/2022 ‡	1,820	1,891
3.375%, 05/15/2023 ‡	1,525	1,480
Deutsche Bank
1.350%, 05/30/2017	2,440	2,405
Discover Bank
3.100%, 06/04/2020	1,000	994
2.000%, 02/21/2018	2,000	1,976
ERP Operating
5.750%, 06/15/2017 ‡	100	105
4.625%, 12/15/2021 ‡	200	221
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	1,788	2,354
Farmers Exchange Capital II
6.151%, 11/01/2053 (A)(B)	5,120	5,605
Fifth Third Bank
2.875%, 10/01/2021	200	202
First Industrial MTN
7.500%, 12/01/2017	1,765	1,915
Ford Motor Credit LLC
8.125%, 01/15/2020	520	605
5.000%, 05/15/2018	206	216
4.207%, 04/15/2016	200	201
3.984%, 06/15/2016	555	559
3.000%, 06/12/2017	500	505
GE Capital International Funding
4.418%, 11/15/2035 (A)	5,795	6,051
General Electric MTN
6.875%, 01/10/2039	786	1,101

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.750%, 03/15/2032	$150	$200
6.150%, 08/07/2037	537	694
5.875%, 01/14/2038	494	621
5.550%, 05/04/2020	269	307
5.500%, 01/08/2020	288	328
5.300%, 02/11/2021	867	981
4.650%, 10/17/2021	543	615
4.625%, 01/07/2021	328	367
4.375%, 09/16/2020	60	66
2.100%, 12/11/2019	356	363
1.098%, 08/15/2036 (B)	3,035	2,599
1.001%, 05/05/2026 (B)	1,600	1,455
General Motors
6.750%, 04/01/2046	370	387
6.600%, 04/01/2036	2,250	2,330
6.250%, 10/02/2043	940	920
General Motors Financial
5.250%, 03/01/2026	3,225	3,237
Glitnir HF
7.451%, 09/14/2016 (A)(D)(E)(F)	500	—
6.693%, 06/15/2016 (A)(F)	4,480	—
Goldman Sachs Capital II
4.000%, 06/01/2043 (B)	13,260	9,415
Goldman Sachs Group
7.500%, 02/15/2019	1,520	1,730
6.750%, 10/01/2037	5,292	6,048
6.250%, 02/01/2041	2,290	2,743
6.150%, 04/01/2018	7,500	8,084
6.000%, 06/15/2020	2,795	3,137
5.750%, 10/01/2016	1,505	1,544
5.250%, 07/27/2021	9,460	10,509
5.150%, 05/22/2045	880	839
4.750%, 10/21/2045	4,172	4,244
4.250%, 10/21/2025	2,200	2,189
3.750%, 02/25/2026	3,285	3,311
3.625%, 01/22/2023	508	517
2.875%, 02/25/2021	2,630	2,633
2.625%, 01/31/2019	100	101
HBOS MTN
6.750%, 05/21/2018 (A)	5,100	5,481
HCP
3.875%, 08/15/2024 ‡	4,611	4,330
2.625%, 02/01/2020 ‡	100	98
Health Care
4.500%, 01/15/2024 ‡	183	186
Healthcare Realty Trust
5.750%, 01/15/2021 ‡	60	67
3.750%, 04/15/2023 ‡	75	75
Highwoods Properties
7.500%, 04/15/2018 ‡	1,339	1,476
Hongkong & Shanghai Banking
0.806%, 07/22/2049 (B)	195	97

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Bank
4.750%, 01/19/2021 (A)	$250	$276
4.125%, 08/12/2020 (A)	261	277
1.500%, 05/15/2018 (A)	100	99
0.927%, 06/29/2049 (B)	1,160	578
HSBC Finance
6.676%, 01/15/2021	1,010	1,124
HSBC Holdings
5.250%, 03/14/2044	4,200	4,017
5.100%, 04/05/2021	170	187
4.250%, 03/14/2024	2,750	2,706
4.250%, 08/18/2025	1,520	1,473
4.000%, 03/30/2022	390	406
ING Bank
5.800%, 09/25/2023 (A)	1,800	1,929
3.750%, 03/07/2017 (A)	457	467
International Lease Finance
6.750%, 09/01/2016 (A)	5,590	5,688
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	1,030	983
5.017%, 06/26/2024 (A)	3,370	3,096
Jackson National Life Global Funding
2.600%, 12/09/2020 (A)	2,180	2,205
John Deere Capital
2.250%, 04/17/2019	150	152
1.700%, 01/15/2020	340	337
JPMorgan Chase
6.400%, 05/15/2038	385	481
6.000%, 07/05/2017	3,365	3,562
6.000%, 10/01/2017	9,155	9,711
4.950%, 06/01/2045	2,241	2,261
4.500%, 01/24/2022	1,287	1,396
4.350%, 08/15/2021	510	553
4.250%, 10/01/2027	1,445	1,470
4.125%, 12/15/2026	3,220	3,266
3.900%, 07/15/2025	667	701
3.875%, 09/10/2024	1,800	1,802
3.625%, 05/13/2024	1,490	1,529
3.375%, 05/01/2023	1,240	1,224
3.250%, 09/23/2022	80	81
2.550%, 03/01/2021	6,360	6,354
2.250%, 01/23/2020	3,345	3,335
0.832%, 06/13/2016 (B)	4,250	4,248
JPMorgan Chase Capital XXIII
1.618%, 05/15/2047 (B)	4,697	3,211
Kaupthing Bank
7.125%, 05/19/2016 (A)(D)(E)(F)	12,000	1
KKR Group Finance II
5.500%, 02/01/2043 (A)	120	120
Lazard Group LLC
4.250%, 11/14/2020	1,210	1,242
3.750%, 02/13/2025	2,080	1,874

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Liberty Mutual Group
4.850%, 08/01/2044 (A)	$1,180	$1,122
Lloyds Bank MTN
5.800%, 01/13/2020 (A)	200	224
3.500%, 05/14/2025	100	101
M&T Bank
6.875%, 12/29/2049	3,540	3,547
Macquarie Bank MTN
5.000%, 02/22/2017 (A)	150	155
1.249%, 10/27/2017 (A)(B)	2,605	2,588
Macquarie Group
6.250%, 01/14/2021 (A)	200	221
Marsh & McLennan
3.750%, 03/14/2026	1,265	1,284
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,650	2,400
MassMutual Global Funding II
2.500%, 10/17/2022 (A)	261	258
MetLife
7.717%, 02/15/2019	1,750	2,021
6.750%, 06/01/2016	251	254
6.400%, 12/15/2036	4,360	4,264
4.600%, 05/13/2046	580	574
4.368%, 09/15/2023	510	548
Metropolitan Life Global Funding I MTN
3.875%, 04/11/2022 (A)	1,125	1,183
2.500%, 12/03/2020 (A)	2,280	2,272
Mid-America Apartments
4.300%, 10/15/2023 ‡	625	661
4.000%, 11/15/2025 ‡	695	709
3.750%, 06/15/2024 ‡	1,350	1,353
Mitsubishi UFJ Financial Group
3.850%, 03/01/2026	795	804
2.950%, 03/01/2021	1,115	1,123
Morgan Stanley MTN
7.300%, 05/13/2019	1,875	2,143
6.625%, 04/01/2018	4,960	5,397
5.950%, 12/28/2017	550	587
5.750%, 10/18/2016	190	195
5.750%, 01/25/2021	545	613
5.625%, 09/23/2019	1,145	1,257
5.550%, 04/27/2017	514	536
5.500%, 07/24/2020	2,080	2,303
5.500%, 07/28/2021	200	224
5.450%, 01/09/2017	1,600	1,653
4.350%, 09/08/2026	235	234
4.100%, 05/22/2023	110	111
4.000%, 07/23/2025	5,986	6,175
3.950%, 04/23/2027	1,310	1,265
3.875%, 04/29/2024	1,250	1,284
3.750%, 02/25/2023	179	183
2.800%, 06/16/2020	2,445	2,457

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.875%, 01/05/2018	$172	$172
1.070%, 10/18/2016 (B)	2,500	2,496
Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	2,705	2,767
National Bank of Canada
2.200%, 10/19/2016 (A)	4,350	4,377
National City Bank
5.800%, 06/07/2017	525	548
0.822%, 06/07/2017 (B)	3,000	2,977
Nationwide Building Society MTN
3.900%, 07/21/2025 (A)	330	345
Nationwide Financial Services
5.375%, 03/25/2021 (A)	150	166
Nationwide Mutual Insurance
2.802%, 12/15/2024 (A)(B)	4,407	4,286
Navient MTN
8.450%, 06/15/2018	530	565
New York Life Global Funding
2.150%, 06/18/2019 (A)	293	296
2.100%, 01/02/2019 (A)	1,625	1,640
1.550%, 11/02/2018 (A)	2,500	2,490
New York Life Insurance
6.750%, 11/15/2039 (A)	1,355	1,755
Nippon Life Insurance
4.700%, 01/20/2046 (A)(B)	1,615	1,639
Nordea Bank
4.875%, 05/13/2021 (A)	1,730	1,847
4.250%, 09/21/2022 (A)	355	369
Northern Trust
2.375%, 08/02/2022	300	303
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	2,470	2,997
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (A)	170	176
Piedmont Operating Partnership
4.450%, 03/15/2024 ‡	125	128
PNC Bank
6.875%, 04/01/2018	250	275
2.400%, 10/18/2019	2,140	2,170
2.250%, 07/02/2019	1,600	1,613
Post Apartment Homes
4.750%, 10/15/2017	70	73
Pricoa Global Funding I MTN
2.550%, 11/24/2020 (A)	2,875	2,880
1.600%, 05/29/2018 (A)	150	149
Private Export Funding
4.375%, 03/15/2019	4,660	5,085
2.125%, 07/15/2016	4,760	4,785
Protective Life Global Funding MTN
2.700%, 11/25/2020 (A)	1,500	1,514
Prudential Insurance of America
8.300%, 07/01/2025 (A)	250	322

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Realty Income
3.250%, 10/15/2022 ‡	$150	$148
2.000%, 01/31/2018 ‡	115	115
Reckson Operating Partnership
6.000%, 03/31/2016 ‡	95	95
Reliance Standard Life Global Funding II MTN
2.150%, 10/15/2018 (A)	2,885	2,859
Royal Bank of Canada
4.650%, 01/27/2026	1,625	1,627
1.875%, 02/05/2020	3,200	3,216
1.200%, 09/19/2017	300	300
0.862%, 06/29/2085 (B)	860	576
Royal Bank of Scotland
4.650%, 06/04/2018	2,280	2,299
Royal Bank of Scotland Group MTN
6.400%, 10/21/2019	4,900	5,291
6.100%, 06/10/2023	1,650	1,671
Santander Holdings USA
4.625%, 04/19/2016	93	93
3.450%, 08/27/2018	55	56
Santander Issuances
5.179%, 11/19/2025	1,150	1,069
Santander UK Group Holdings
5.625%, 09/15/2045 (A)	210	188
4.750%, 09/15/2025 (A)	1,325	1,250
2.875%, 10/16/2020	2,380	2,333
Security Benefit Life Insurance
8.750%, 05/15/2016 (A)	5,200	5,274
SL Green Realty
7.750%, 03/15/2020 ‡	2,000	2,357
Societe Generale
0.438%, 11/29/2049 (B)	860	490
Stadshypotek
1.875%, 10/02/2019 (A)	1,910	1,917
Standard Chartered
5.700%, 03/26/2044 (A)	4,237	3,660
5.200%, 01/26/2024 (A)	410	404
3.200%, 05/12/2016 (A)	100	100
State Street
4.956%, 03/15/2018	2,390	2,510
3.300%, 12/16/2024	310	318
Svenska Handelsbanken
3.125%, 07/12/2016	282	284
Synchrony Financial
4.500%, 07/23/2025	1,450	1,468
Tanger Properties
3.875%, 12/01/2023 ‡	790	810
3.750%, 12/01/2024 ‡	660	672
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	1,740	2,187

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.900%, 09/15/2044 (A)	$815	$828
Travelers
4.600%, 08/01/2043	50	54
UBS Group Funding Jersey
4.125%, 09/24/2025 (A)	2,551	2,540
US Bancorp MTN
3.600%, 09/11/2024	160	166
2.950%, 07/15/2022	497	503
2.350%, 01/29/2021	2,694	2,721
US Bank
2.125%, 10/28/2019	1,320	1,335
Ventas Realty
4.125%, 01/15/2026 ‡	45	46
2.700%, 04/01/2020 ‡	2,950	2,926
Visa
4.300%, 12/14/2045	1,155	1,240
Voya Financial
2.900%, 02/15/2018	350	353
Wachovia Capital Trust III
5.570%, 12/31/2049 (B)	4,962	4,777
WEA Finance LLC
4.750%, 09/17/2044 (A)	750	752
3.750%, 09/17/2024 (A)	1,370	1,380
3.250%, 10/05/2020 (A)	1,990	2,024
1.750%, 09/15/2017 (A)	2,100	2,084
Wells Fargo MTN
6.000%, 11/15/2017	3,370	3,617
5.875%, 12/31/2049 (B)	1,245	1,318
5.625%, 12/11/2017	830	887
5.606%, 01/15/2044	1,700	1,878
5.375%, 11/02/2043	220	238
4.900%, 11/17/2045	1,310	1,328
4.650%, 11/04/2044	410	401
4.600%, 04/01/2021	500	551
4.480%, 01/16/2024	1,392	1,479
4.300%, 07/22/2027	2,880	2,989
4.100%, 06/03/2026	359	371
3.676%, 06/15/2016 (C)	256	258
3.500%, 03/08/2022	250	262
3.450%, 02/13/2023	1,785	1,808
3.000%, 01/22/2021	3,020	3,102
1.650%, 01/22/2018	3,635	3,650
Wells Fargo Capital X
5.950%, 12/15/2036	520	523
Welltower
5.250%, 01/15/2022 ‡	1,825	1,968
4.950%, 01/15/2021 ‡	6,340	6,830
4.700%, 09/15/2017 ‡	225	234
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A)(B)	6,290	6,277

		573,435

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 2.4%
AbbVie
4.700%, 05/14/2045	$34	$34
4.500%, 05/14/2035	1,800	1,792
4.400%, 11/06/2042	2,485	2,381
3.600%, 05/14/2025	2,435	2,486
2.900%, 11/06/2022	350	347
2.500%, 05/14/2020	2,224	2,227
1.750%, 11/06/2017	570	570
Actavis
3.250%, 10/01/2022	112	112
Actavis Funding SCS
4.750%, 03/15/2045	5,076	5,191
4.550%, 03/15/2035	500	503
3.800%, 03/15/2025	4,602	4,738
3.450%, 03/15/2022	5,760	5,874
3.000%, 03/12/2020	1,539	1,564
2.350%, 03/12/2018	1,070	1,077
Aetna
2.200%, 03/15/2019	945	952
AmerisourceBergen
3.500%, 11/15/2021	125	129
3.250%, 03/01/2025	28	28
Amgen
5.750%, 03/15/2040	237	259
5.650%, 06/15/2042	3,225	3,554
5.375%, 05/15/2043	270	288
5.150%, 11/15/2041	3,080	3,167
3.875%, 11/15/2021	200	214
3.625%, 05/22/2024	470	484
2.125%, 05/01/2020	84	83
Anthem
5.875%, 06/15/2017	350	368
5.100%, 01/15/2044	275	272
4.625%, 05/15/2042	219	207
3.700%, 08/15/2021	290	300
3.300%, 01/15/2023	133	131
3.125%, 05/15/2022	740	728
AstraZeneca
5.900%, 09/15/2017	100	107
Baxalta
5.250%, 06/23/2045 (A)	1,955	1,871
4.000%, 06/23/2025 (A)	620	612
3.600%, 06/23/2022 (A)	2,920	2,895
Baxter International
5.375%, 06/01/2018	149	163
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	200	208
Becton Dickinson
4.875%, 05/15/2044	95	100
4.685%, 12/15/2044	1,428	1,473
3.734%, 12/15/2024	989	1,021

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.675%, 12/15/2019	$1,551	$1,584
Biogen
5.200%, 09/15/2045	900	922
4.050%, 09/15/2025	973	1,013
3.625%, 09/15/2022	815	842
2.900%, 09/15/2020	835	844
Catholic Health Initiatives
4.350%, 11/01/2042	190	185
Celgene
5.250%, 08/15/2043	340	348
5.000%, 08/15/2045	5,872	6,010
4.625%, 05/15/2044	60	57
3.875%, 08/15/2025	2,150	2,216
3.625%, 05/15/2024	166	167
3.550%, 08/15/2022	1,525	1,560
2.875%, 08/15/2020	929	940
1.900%, 08/15/2017	175	176
Express Scripts Holding
4.500%, 02/25/2026	1,520	1,533
Forest Laboratories
5.000%, 12/15/2021 (A)	173	190
Gilead Sciences
4.750%, 03/01/2046	1,190	1,255
4.500%, 02/01/2045	115	117
3.700%, 04/01/2024	4,025	4,244
3.650%, 03/01/2026	2,890	3,025
3.250%, 09/01/2022	1,344	1,392
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,737
2.850%, 05/08/2022	410	422
Humana
7.200%, 06/15/2018	1,950	2,166
3.850%, 10/01/2024	2,530	2,547
Johnson & Johnson
4.500%, 12/05/2043	1,500	1,729
3.700%, 03/01/2046	1,638	1,641
3.550%, 03/01/2036	500	501
2.450%, 03/01/2026	1,670	1,672
Medtronic
4.625%, 03/15/2045	1,040	1,107
4.450%, 03/15/2020	1,210	1,319
4.375%, 03/15/2035	188	195
3.625%, 03/15/2024	2,765	2,911
3.500%, 03/15/2025	1,550	1,628
3.150%, 03/15/2022	150	156
2.500%, 03/15/2020	2,840	2,913
Merck
3.700%, 02/10/2045	1,500	1,432
2.750%, 02/10/2025	880	885
2.350%, 02/10/2022	2,245	2,253
Mylan
2.550%, 03/28/2019	1,980	1,950

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.800%, 06/24/2016	$77	$77
Novartis Securities Investment
5.125%, 02/10/2019	94	104
Perrigo
4.000%, 11/15/2023	460	457
Perrigo Finance Unlimited
3.900%, 12/15/2024	2,035	1,984
3.500%, 12/15/2021	820	813
Pfizer
6.200%, 03/15/2019	65	73
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	189
Thermo Fisher Scientific
5.300%, 02/01/2044	140	151
3.600%, 08/15/2021	710	726
3.300%, 02/15/2022	905	905
UnitedHealth Group
6.875%, 02/15/2038	290	387
6.625%, 11/15/2037	200	262
5.800%, 03/15/2036	560	673
4.625%, 07/15/2035	2,235	2,399
3.875%, 10/15/2020	870	929
3.375%, 11/15/2021	400	424
3.100%, 03/15/2026	2,225	2,241
2.875%, 12/15/2021	1,895	1,946
2.875%, 03/15/2023	150	152
2.125%, 03/15/2021	1,610	1,610
Wyeth
5.950%, 04/01/2037	1,220	1,500
Wyeth LLC
6.450%, 02/01/2024	365	457
Zimmer Biomet Holdings
4.450%, 08/15/2045	1,348	1,239
2.700%, 04/01/2020	70	70

		126,062

Industrials — 1.9%
ABB Finance USA
4.375%, 05/08/2042	180	189
Air 2 US
8.027%, 10/01/2019 (A)	584	610
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	64	68
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	4,832	5,091
AP Moeller - Maersk
3.875%, 09/28/2025 (A)	1,169	1,083
Aviation Capital Group
6.750%, 04/06/2021 (A)	1,040	1,123

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BAE Systems
4.750%, 10/11/2021 (A)	$3,955	$4,303
Boeing
7.250%, 06/15/2025	107	140
4.875%, 02/15/2020	2,440	2,714
0.950%, 05/15/2018	40	40
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	270
4.900%, 04/01/2044	115	124
4.700%, 09/01/2045	850	901
4.550%, 09/01/2044	1,115	1,150
4.150%, 04/01/2045	2,250	2,179
4.100%, 06/01/2021	449	483
3.850%, 09/01/2023	3,450	3,700
3.050%, 09/01/2022	300	308
Canadian Pacific Railway
6.125%, 09/15/2115	34	36
Caterpillar
7.900%, 12/15/2018	50	58
4.300%, 05/15/2044	50	49
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,951
1.250%, 11/06/2017	21	21
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	31	31
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	320	339
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	796	856
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	1,450	1,591
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,312	2,546
CSX
7.375%, 02/01/2019	150	172
4.250%, 06/01/2021	65	70
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,225	1,400
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	44	46
Eaton
7.625%, 04/01/2024	325	415
4.150%, 11/02/2042	530	507
4.000%, 11/02/2032	99	97
2.750%, 11/02/2022	2,460	2,415

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.500%, 11/02/2017	$82	$82
Embraer Netherlands Finance
5.050%, 06/15/2025	490	403
GE Capital International Funding MTN
2.342%, 11/15/2020 (A)	3,813	3,851
0.964%, 04/15/2016 (A)	9,142	9,144
General Electric
5.250%, 12/06/2017	91	98
4.500%, 03/11/2044	1,310	1,403
4.125%, 10/09/2042	91	92
ILFC E-Capital Trust II
4.740%, 12/21/2065 (A)(B)	1,200	927
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	132
International Lease Finance
7.125%, 09/01/2018 (A)	2,675	2,909
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.993%, 08/15/2016 (B)	690	687
L-3 Communications
4.950%, 02/15/2021	212	221
3.950%, 05/28/2024	197	185
Lockheed Martin
4.700%, 05/15/2046	1,080	1,161
4.500%, 05/15/2036	180	190
3.550%, 01/15/2026	8,364	8,760
3.350%, 09/15/2021	1,885	1,980
3.100%, 01/15/2023	110	113
2.500%, 11/29/2020	1,915	1,948
Northrop Grumman
3.850%, 04/15/2045	613	590
3.250%, 08/01/2023	6,780	6,982
Parker-Hannifin MTN
3.300%, 11/21/2024	1,385	1,445
Penske Truck Leasing Lp
3.375%, 02/01/2022 (A)	1,807	1,758
3.200%, 07/15/2020 (A)	1,920	1,905
3.050%, 01/09/2020 (A)	425	421
Raytheon
3.125%, 10/15/2020	720	759
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (A)	3,295	3,400
Union Pacific
4.050%, 03/01/2046	1,200	1,192
3.250%, 01/15/2025	1,340	1,387
United Parcel Service
3.125%, 01/15/2021	90	95
United Technologies
8.875%, 11/15/2019	400	493
5.400%, 05/01/2035	640	738
4.500%, 06/01/2042	1,110	1,145
1.800%, 06/01/2017	350	353

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Airways, Pass-Through Trust, Ser 2012- 1, Cl A
5.900%, 10/01/2024	$42	$45
US Airways, Pass-Through Trust, Ser 2012- 2, Cl A
4.625%, 06/03/2025	4,370	4,523
Valmont Industries
5.250%, 10/01/2054	800	703
Verisk Analytics
5.500%, 06/15/2045	215	197
Waste Management
3.900%, 03/01/2035	39	38
3.500%, 05/15/2024	720	747

		100,278

Information Technology — 1.3%
Alibaba Group Holding
3.600%, 11/28/2024	1,375	1,349
Analog Devices
5.300%, 12/15/2045	610	641
Apple
4.650%, 02/23/2046	6,730	7,051
4.500%, 02/23/2036	530	553
4.375%, 05/13/2045	2,245	2,265
3.850%, 05/04/2043	1,750	1,627
3.450%, 05/06/2024	350	370
3.450%, 02/09/2045	156	136
3.250%, 02/23/2026	922	952
2.850%, 02/23/2023	2,275	2,326
2.250%, 02/23/2021	3,030	3,082
2.150%, 02/09/2022	90	89
0.869%, 05/03/2018 (B)	273	272
Cisco Systems
2.950%, 02/28/2026	1,500	1,521
2.200%, 02/28/2021	3,965	4,002
1.600%, 02/28/2019	1,582	1,592
Fidelity National Information Services
5.000%, 10/15/2025	845	878
4.500%, 10/15/2022	625	647
3.625%, 10/15/2020	1,250	1,277
2.850%, 10/15/2018	1,560	1,573
Harris
5.054%, 04/27/2045	390	400
Hewlett Packard Enterprise
6.350%, 10/15/2045 (A)	2,090	1,782
4.900%, 10/15/2025 (A)	1,590	1,509
3.600%, 10/15/2020 (A)	100	100
HP
4.650%, 12/09/2021	58	59
Intel
4.900%, 07/29/2045	110	119
3.700%, 07/29/2025	300	324

12	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.300%, 10/01/2021	$75	$79
3.100%, 07/29/2022	75	79
International Business Machines
7.625%, 10/15/2018	200	230
5.700%, 09/14/2017	210	225
3.625%, 02/12/2024	355	373
KLA-Tencor
4.125%, 11/01/2021	2,450	2,508
Lam Research
3.800%, 03/15/2025	150	146
2.750%, 03/15/2020	95	92
MasterCard
3.375%, 04/01/2024	1,720	1,802
Microsoft
4.450%, 11/03/2045	1,530	1,630
4.200%, 11/03/2035	2,700	2,833
3.750%, 02/12/2045	2,195	2,125
3.500%, 02/12/2035	2,983	2,871
2.375%, 02/12/2022	50	51
2.375%, 05/01/2023	50	50
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	280	299
Oracle
5.750%, 04/15/2018	200	219
3.900%, 05/15/2035	3,995	3,822
1.200%, 10/15/2017	104	104
TSMC Global
1.625%, 04/03/2018 (A)	3,415	3,371
Visa
3.150%, 12/14/2025	4,010	4,164
2.800%, 12/14/2022	3,915	4,031
2.200%, 12/14/2020	3,390	3,451

		71,105

Materials — 0.7%
Albemarle
5.450%, 12/01/2044	765	726
Barrick
4.100%, 05/01/2023	1,039	970
Barrick Gold
6.950%, 04/01/2019	662	710
Barrick North America Finance LLC
4.400%, 05/30/2021	700	687
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(B)	1,610	1,554
6.500%, 04/01/2019	445	489
5.000%, 09/30/2043	1,040	1,013
3.850%, 09/30/2023	1,585	1,583
3.250%, 11/21/2021	3,010	3,011
1.875%, 11/21/2016	400	401
0.853%, 09/30/2016 (B)	34	34

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Celulosa Arauco y Constitucion
4.750%, 01/11/2022	$1,050	$1,077
Dow Chemical
8.550%, 05/15/2019	113	133
4.125%, 11/15/2021	219	231
3.000%, 11/15/2022	3,630	3,589
Eastman Chemical
2.700%, 01/15/2020	2,295	2,275
Ecolab
4.350%, 12/08/2021	420	457
Freeport-McMoRan
4.000%, 11/14/2021	1,280	870
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/2023	49	35
6.500%, 11/15/2020	227	168
Glencore Finance Canada
5.800%, 11/15/2016 (A)	390	394
2.700%, 10/25/2017 (A)	1,900	1,833
Glencore Funding LLC
2.875%, 04/16/2020 (A)	1,180	982
International Paper
5.150%, 05/15/2046	1,235	1,082
5.000%, 09/15/2035	2,245	2,175
LYB International Finance
4.875%, 03/15/2044	580	520
Mosaic
5.625%, 11/15/2043	400	372
OCP
4.500%, 10/22/2025 (A)	1,860	1,734
Potash Corp of Saskatchewan
4.875%, 03/30/2020	10	11
PPG Industries
6.650%, 03/15/2018	94	103
Praxair
4.050%, 03/15/2021	73	79
Rio Tinto Finance USA
7.125%, 07/15/2028	20	23
6.500%, 07/15/2018	435	465
3.750%, 09/20/2021	290	287
3.750%, 06/15/2025	2,175	2,077
Rock-Tenn
4.000%, 03/01/2023	330	339
3.500%, 03/01/2020	570	578
Southern Copper
5.250%, 11/08/2042	3,610	2,698
Stauffer Chemical
8.512%, 04/15/2018	860	562
8.254%, 04/15/2017	350	245
Vale Overseas
6.875%, 11/21/2036	3,323	2,271

		38,843

13	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 2.0%
America Movil
5.625%, 11/15/2017	$1,450	$1,537
5.000%, 03/30/2020	540	591
3.125%, 07/16/2022	1,252	1,254
2.375%, 09/08/2016	238	239
AT&T
6.300%, 01/15/2038	1,400	1,517
5.800%, 02/15/2019	675	745
5.650%, 02/15/2047	1,205	1,248
5.550%, 08/15/2041	360	354
5.500%, 02/01/2018	130	138
4.750%, 05/15/2046	4,833	4,412
4.450%, 05/15/2021	440	470
4.350%, 06/15/2045	652	555
4.125%, 02/17/2026	1,150	1,187
3.875%, 08/15/2021	350	367
3.400%, 05/15/2025	11,374	11,173
3.000%, 02/15/2022	700	697
3.000%, 06/30/2022	2,511	2,488
2.800%, 02/17/2021	1,690	1,708
2.450%, 06/30/2020	64	64
Bharti Airtel
4.375%, 06/10/2025 (A)	1,870	1,855
British Telecommunications
5.950%, 01/15/2018	1,011	1,089
CCO Safari II LLC
4.908%, 07/23/2025 (A)	2,455	2,519
4.464%, 07/23/2022 (A)	3,840	3,899
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	254
Cox Communications
4.800%, 02/01/2035 (A)	840	702
Deutsche Telekom International Finance
2.250%, 03/06/2017 (A)	3,130	3,150
DIRECTV Holdings
6.000%, 08/15/2040	2,220	2,303
4.450%, 04/01/2024	1,420	1,494
3.950%, 01/15/2025	1,950	1,982
3.800%, 03/15/2022	710	729
DIRECTV Holdings LLC
1.750%, 01/15/2018	150	150
Grupo Televisa
5.000%, 05/13/2045	735	617
GTE
8.750%, 11/01/2021	600	757
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	200
Rogers Communications
4.100%, 10/01/2023	133	141
Sky
3.750%, 09/16/2024 (A)	1,505	1,488

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sprint Capital
8.750%, 03/15/2032	$390	$300
TCI Communications
7.125%, 02/15/2028	400	528
Telefonica Emisiones SAU
6.421%, 06/20/2016	100	101
6.221%, 07/03/2017	100	106
5.877%, 07/15/2019	180	197
5.462%, 02/16/2021	69	76
5.134%, 04/27/2020	1,160	1,243
U.S. Treasury Note
1.500%, 08/28/2023	7,379	7,367
Verizon Communications
6.550%, 09/15/2043	7,232	8,818
6.400%, 09/15/2033	2,264	2,638
5.850%, 09/15/2035	150	164
5.150%, 09/15/2023	1,410	1,596
5.050%, 03/15/2034	308	310
4.862%, 08/21/2046	5,521	5,394
4.522%, 09/15/2048	3,074	2,805
4.400%, 11/01/2034	7,790	7,318
4.272%, 01/15/2036	3,830	3,536
4.150%, 03/15/2024	880	937
3.000%, 11/01/2021	2,000	2,031
2.625%, 02/21/2020	82	83
2.500%, 09/15/2016	1,535	1,547
2.042%, 09/15/2016 (B)	942	947
Verizon New England
7.875%, 11/15/2029	500	622
Vodafone Group
2.950%, 02/19/2023	3,245	3,111

		105,848

Utilities — 2.1%
AGL Capital
6.375%, 07/15/2016	200	204
Alabama Power
5.500%, 10/15/2017	100	106
Alabama Power Capital Trust V
3.712%, 10/01/2042 (B)	100	94
American Electric Power
1.650%, 12/15/2017	1,920	1,907
Appalachian Power
4.450%, 06/01/2045	2,195	2,177
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,200	3,991
4.500%, 02/01/2045	1,500	1,488
3.750%, 11/15/2023	488	520
Boston Gas
4.487%, 02/15/2042 (A)	140	140
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	1,425	1,540

14	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CenterPoint Energy Resources
6.125%, 11/01/2017	$320	$339
4.500%, 01/15/2021	246	259
Commonwealth Edison
3.700%, 03/01/2045	305	290
Consolidated Edison of New York
6.650%, 04/01/2019	650	740
5.850%, 04/01/2018	236	255
4.625%, 12/01/2054	200	206
4.500%, 12/01/2045	640	680
4.450%, 03/15/2044	2,475	2,622
Dominion Resources
4.700%, 12/01/2044	920	885
3.900%, 10/01/2025	415	420
2.500%, 12/01/2019	1,985	2,000
1.950%, 08/15/2016	56	56
Duke Energy
4.800%, 12/15/2045	555	578
3.750%, 04/15/2024	675	697
3.550%, 09/15/2021	722	750
Duke Energy Carolinas LLC
5.250%, 01/15/2018	326	349
4.250%, 12/15/2041	1,000	1,042
4.000%, 09/30/2042	1,512	1,531
Duke Energy Florida LLC
3.850%, 11/15/2042	1,360	1,321
Duke Energy Progress LLC
4.200%, 08/15/2045	470	484
3.250%, 08/15/2025	1,250	1,299
Duquesne Light Holdings
6.400%, 09/15/2020 (A)	2,525	2,882
Electricite de France
5.250%, 10/13/2055 (A)	590	579
4.950%, 10/13/2045 (A)	1,045	1,047
Entergy Louisiana LLC
6.500%, 09/01/2018	500	556
Exelon
5.625%, 06/15/2035	2,065	2,247
3.950%, 06/15/2025 (A)	1,840	1,863
FirstEnergy
4.250%, 03/15/2023	2,040	2,129
2.750%, 03/15/2018	650	657
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	6,094
Florida Power & Light
4.050%, 10/01/2044	3,600	3,760
3.250%, 06/01/2024	360	379
Georgia Power
5.950%, 02/01/2039	50	60
IPALCO Enterprises
5.000%, 05/01/2018	2,380	2,481

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jersey Central Power & Light
7.350%, 02/01/2019	$100	$113
Kansas City Power & Light
5.300%, 10/01/2041	250	284
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,640
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,500	3,054
Majapahit Holding BV
7.750%, 01/20/2020	660	751
Metropolitan Edison
3.500%, 03/15/2023 (A)	5,050	5,016
MidAmerican Energy
4.250%, 05/01/2046	775	808
3.500%, 10/15/2024	765	817
2.400%, 03/15/2019	115	117
NiSource Finance
6.800%, 01/15/2019	3,547	3,956
5.800%, 02/01/2042	471	541
Oglethorpe Power
4.550%, 06/01/2044	75	75
Oncor Electric Delivery
6.800%, 09/01/2018	4,135	4,581
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,827
6.050%, 03/01/2034	630	773
5.800%, 03/01/2037	560	676
5.400%, 01/15/2040	156	183
4.450%, 04/15/2042	2,360	2,457
3.250%, 09/15/2021	35	36
2.950%, 03/01/2026	1,123	1,131
PacifiCorp
5.650%, 07/15/2018	500	545
3.600%, 04/01/2024	65	69
PECO Energy
4.150%, 10/01/2044	1,985	2,032
3.150%, 10/15/2025	1,410	1,467
PPL Electric Utilities
4.150%, 10/01/2045	855	883
Progress Energy
6.000%, 12/01/2039	200	229
PSEG Power LLC
2.750%, 09/15/2016	1,055	1,062
Public Service of New Hampshire
3.500%, 11/01/2023	960	1,016
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,368
Puget Energy
6.000%, 09/01/2021	2,075	2,363
Sempra Energy
3.750%, 11/15/2025	180	183
2.850%, 11/15/2020	1,400	1,405

15	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern
2.150%, 09/01/2019	$1,920	$1,904
Southern California Edison
3.500%, 10/01/2023	1,015	1,078
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (A)	655	657
Southwestern Electric Power
6.450%, 01/15/2019	672	748
3.900%, 04/01/2045	785	703
Virginia Electric & Power
4.650%, 08/15/2043	1,475	1,616
3.150%, 01/15/2026	1,125	1,153
Virginia Electric and Power
2.950%, 01/15/2022	1,720	1,766

		108,787

Total Corporate Obligations (Cost $1,504,227) ($ Thousands)		1,495,836

U.S. TREASURY OBLIGATIONS — 28.2%
U.S. Treasury Bills (G)
0.439%, 08/18/2016	17,090	17,053
0.281%, 04/28/2016	12,100	12,095
0.260%, 04/14/2016	11,700	11,696
0.255%, 04/21/2016	8,810	8,807
0.188%, 04/07/2016	66,520	66,503
U.S. Treasury Bonds
4.250%, 05/15/2039	230	306
3.875%, 08/15/2040	150	189
3.750%, 11/15/2043	5,520	6,887
3.000%, 11/15/2044	10,213	11,029
3.000%, 05/15/2045 (H)	60,071	64,820
3.000%, 11/15/2045	58,945	63,681
2.875%, 08/15/2045	25,809	27,168
2.772%, 05/15/2045	10,135	4,530
2.766%, 08/15/2045	5,945	2,628
2.750%, 08/15/2042	12,025	12,459
2.750%, 11/15/2042	90	93
2.500%, 02/15/2045 (H)	106,342	103,600
2.500%, 02/15/2046	41,829	40,818
U.S. Treasury Inflation Indexed Bonds
1.375%, 02/15/2044	28,969	31,316
U.S. Treasury Inflation-Protected Securities
2.500%, 07/15/2016	10,301	10,470
2.375%, 01/15/2025	6,349	7,473
2.125%, 01/15/2019	931	997
2.125%, 02/15/2040	525	651
1.750%, 01/15/2028	2,563	2,915
1.250%, 07/15/2020	1,068	1,135
1.000%, 02/15/2046	10,102	10,130
0.750%, 02/15/2042	5,747	5,372

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.750%, 02/15/2045	$14,524	$13,509
0.625%, 07/15/2021	462	478
0.625%, 01/15/2024	2,363	2,427
0.625%, 02/15/2043	19,516	17,626
0.375%, 07/15/2023	412	418
0.375%, 07/15/2025	7,011	7,061
0.250%, 01/15/2025	17,111	16,993
0.125%, 04/15/2017	6,607	6,649
0.125%, 01/15/2022	1,703	1,706
0.125%, 01/15/2023	456	453
0.125%, 07/15/2024	13,393	13,247
U.S. Treasury Notes
3.500%, 05/15/2020	18,045	19,752
2.750%, 11/15/2023	500	543
2.625%, 08/15/2020	10,430	11,067
2.625%, 11/15/2020	34,915	37,099
2.500%, 08/15/2023	120	128
2.375%, 08/15/2024	180	190
2.250%, 11/15/2025	13,687	14,296
2.125%, 08/31/2020	3,530	3,669
2.125%, 12/31/2021	10,250	10,658
2.000%, 11/30/2020	25,966	26,858
2.000%, 02/28/2021	6,357	6,580
2.000%, 10/31/2021	100	103
2.000%, 02/15/2022	300	310
2.000%, 02/15/2023	5	5
2.000%, 02/15/2025	500	512
1.875%, 08/31/2017	39,130	39,769
1.875%, 09/30/2017	14,060	14,300
1.875%, 05/31/2022	370	379
1.750%, 10/31/2020	262	268
1.750%, 12/31/2020	60,180	61,633
1.625%, 12/31/2019	38,200	38,942
1.625%, 08/15/2022	120	121
1.625%, 11/15/2022	250	252
1.625%, 02/15/2026	49,934	49,411
1.500%, 11/30/2019	28,050	28,472
1.375%, 01/31/2020	3,225	3,256
1.375%, 02/29/2020	6,570	6,630
1.375%, 09/30/2020	25,611	25,791
1.375%, 10/31/2020	110	111
1.375%, 01/31/2021	60,522	60,917
1.250%, 10/31/2018	18,077	18,256
1.250%, 12/15/2018	6,459	6,523
1.125%, 01/15/2019	31,949	32,150
1.125%, 02/28/2021	59,603	59,326
0.875%, 11/30/2016	9,335	9,351
0.875%, 12/31/2016	6,470	6,481
0.875%, 07/15/2017	2,770	2,774
0.875%, 08/15/2017	3,945	3,951
0.750%, 10/31/2017	69,641	69,597
0.750%, 01/31/2018	90,908	90,841

16	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.750%, 02/28/2018	$30,021	$29,995
0.750%, 02/15/2019	54,563	54,305
0.625%, 12/31/2016	3,705	3,704
0.625%, 05/31/2017	30,550	30,505
0.625%, 08/31/2017	3,406	3,399

Total U.S. Treasury Obligations (Cost $1,462,446) ($ Thousands)		1,488,568

MORTGAGE-BACKED SECURITIES — 28.1%

Agency Mortgage-Backed Obligations — 22.7%
FHLMC
10.000%, 03/17/2026	282	298
8.250%, 06/01/2016	570	581
7.500%, 08/01/2030 to 12/01/2036	821	997
7.000%, 05/01/2024 to 03/01/2039	249	290
6.500%, 06/01/2017 to 09/01/2039	2,940	3,385
6.000%, 11/01/2017 to 08/01/2038	3,305	3,684
5.500%, 02/01/2035 to 12/01/2038	4,529	5,169
5.000%, 04/01/2020 to 07/01/2044	7,395	8,087
4.500%, 08/01/2020 to 03/01/2044	26,400	28,753
4.000%, 10/01/2025 to 02/01/2046	99,932	107,653
3.500%, 11/01/2029 to 02/01/2046	133,100	140,199
3.000%, 08/01/2030 to 02/01/2046	31,581	32,418
2.500%, 09/01/2030	10,635	10,916
1.000%, 03/08/2017 to 07/28/2017	310	311
0.875%, 10/14/2016	85	85
0.750%, 01/12/2018	250	250
FHLMC ARM
2.949%, 11/01/2036 (B)	—	—
2.940%, 05/01/2036 (B)	207	219
2.882%, 12/01/2036 (B)	245	261
2.880%, 01/01/2044 (B)	1,222	1,260
2.694%, 04/01/2037 (B)	—	—
2.626%, 12/01/2042 (B)	1,541	1,582
2.579%, 01/01/2037 (B)	939	1,002
2.577%, 05/01/2037 (B)	4	4
2.565%, 12/01/2036 (B)	—	—
2.542%, 11/01/2036 (B)	1	1
2.535%, 09/01/2036 (B)	—	—
2.455%, 10/01/2036 (B)	788	836
2.376%, 09/01/2036 (B)	3,080	3,243
2.371%, 06/01/2037 (B)	—	—
2.352%, 10/01/2036 (B)	77	81
2.342%, 08/01/2037 (B)	884	930
1.991%, 05/01/2037 (B)	1,956	2,037
1.830%, 08/01/2037 (B)	570	591
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	2	2
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	29	33

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	$298	$341
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	88	98
FHLMC CMO, Ser 2002-41, Cl 2A
5.738%, 07/25/2032 (B)	1	1
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	7	9
FHLMC CMO, Ser 2003-2671, Cl S
13.976%, 09/15/2033 (B)	120	163
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	259	278
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	3	3
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	592	660
FHLMC CMO, Ser 2005-2945, Cl SA
11.525%, 03/15/2020 (B)	317	350
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020	38	38
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	2	2
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	31	29
FHLMC CMO, Ser 2007-3345, Cl FP
0.627%, 11/15/2036 (B)	2	2
FHLMC CMO, Ser 2007-3345, Cl PF
0.607%, 05/15/2036 (B)	1	1
FHLMC CMO, Ser 2007-3346, Cl FA
0.657%, 02/15/2019 (B)	1,079	1,078
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.603%, 05/15/2038 (B)	814	90
FHLMC CMO, Ser 2009-3546, Cl A
2.042%, 02/15/2039 (B)	173	177
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	3	3
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036	3	3
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.803%, 01/15/2040 (B)	230	47
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	3	3
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	29	1
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	17	1
FHLMC CMO, Ser 2011-3866, Cl SA, IO
5.523%, 05/15/2041 (B)	1,463	177
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.173%, 11/15/2041 (B)	1,786	322
FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.183%, 04/15/2042 (B)	139	26

17	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2012-4048, Cl FJ
0.644%, 07/15/2037 (B)	$9	$9
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.623%, 07/15/2042 (B)	289	72
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	2,674	267
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.623%, 08/15/2042 (B)	349	54
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	5,158	5,343
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,115	139
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.723%, 11/15/2042 (B)	436	92
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.723%, 11/15/2042 (B)	300	58
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.723%, 11/15/2042 (B)	283	59
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	11,167	11,351
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	861	122
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	760	766
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,489	1,429
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	972	939
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,381
FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/2037	2,423	2,532
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	2,591	2,770
FHLMC CMO, Ser 2015-4462, Cl DA
4.000%, 04/15/2040	580	619
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	1,450	1,484
FHLMC Multifamily Structured Pass Through Certificates, Ser KS03, Cl A4
3.161%, 05/25/2025	1,420	1,494
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser 2011- K010, Cl A1
3.320%, 07/25/2020	41	42
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K015, Cl X1, IO
1.797%, 07/25/2021 (B)	2,951	211

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, Cl X1, IO
1.708%, 10/25/2021 (B)	$526	$37
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	1,030	1,064
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	3,220	3,419
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	846	963
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	34	2
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,552	1,598
FHLMC STRIPS CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	5,643	5,778
FHLMC STRIPS CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043	2	1
FHLMC STRIPS CMO, Ser 2015-342, Cl 300
3.000%, 02/15/2045	7,949	8,150
FHLMC TBA
4.000%, 03/15/2041	100	107
FNMA
8.000%, 05/01/2023 to 06/01/2031	81	97
7.500%, 06/01/2030 to 04/01/2039	1,105	1,355
7.000%, 11/01/2017 to 02/01/2039	2,633	3,153
6.500%, 05/01/2017 to 10/01/2038	2,451	2,813
6.000%, 10/01/2019 to 10/01/2040	7,243	8,266
5.500%, 06/01/2020 to 08/01/2038	10,527	11,512
5.000%, 02/01/2020 to 07/01/2044	11,788	13,195
4.540%, 01/01/2020 to 05/01/2021	2,824	3,129
4.500%, 01/01/2020 to 02/01/2046	51,214	55,926
4.338%, 11/01/2021	5,826	6,444
4.250%, 04/01/2021	2,000	2,227
4.120%, 04/01/2020	1,107	1,210
4.060%, 07/01/2021	2,240	2,476
4.050%, 01/01/2021	1,430	1,574
4.040%, 10/01/2020	2,120	2,324
4.000%, 07/01/2020 to 02/01/2046	98,403	106,301
3.980%, 08/01/2021	4,514	4,969
3.850%, 08/01/2025	3,482	3,839
3.762%, 12/01/2020	2,586	2,800
3.740%, 07/01/2020	1,304	1,414
3.630%, 01/01/2018	2,000	2,071
3.619%, 12/01/2020	3,549	3,823
3.583%, 09/01/2020	6,419	6,824
3.500%, 12/01/2029 to 12/31/2049	98,428	103,983

18	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.290%, 10/01/2020	$962	$1,024
3.230%, 11/01/2020	1,418	1,507
3.000%, 09/01/2033 to 07/01/2043	47,905	49,410
2.830%, 06/01/2022	2,540	2,659
2.820%, 06/01/2022	2,891	3,025
2.810%, 04/01/2025	620	637
2.500%, 10/01/2042	4,803	4,791
FNMA ARM
5.520%, 05/01/2037 (B)	16	17
4.376%, 04/01/2040 (B)	903	962
2.822%, 05/01/2043 (B)	578	597
2.803%, 10/01/2045 (B)	1,340	1,385
2.791%, 11/01/2042 (B)	2,883	2,977
2.775%, 07/01/2045 (B)	832	860
2.738%, 02/01/2045 (B)	1,607	1,661
2.734%, 01/01/2045 (B)	1,367	1,412
2.727%, 01/01/2045 (B)	2,575	2,657
2.617%, 03/01/2037 (B)	1,436	1,518
2.482%, 12/01/2035 (B)	37	38
1.820%, 05/01/2037 (B)	1,151	1,205
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	193	214
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	170	190
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022	—	—
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (B)	84	109
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	410	449
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	348	399
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	290	328
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	237	271
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	185	204
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	32	36
FNMA CMO, Ser 2002-10, Cl SB
18.176%, 03/25/2017 (B)	6	7
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (B)	19	24
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	—	—
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	604	675
FNMA CMO, Ser 2005-74, Cl CS
18.847%, 05/25/2035 (B)	211	306
FNMA CMO, Ser 2006-104, Cl MI, IO
6.314%, 11/25/2036 (B)	2,217	324

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-125, Cl SM, IO
6.774%, 01/25/2037 (B)	$972	$180
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	4	4
FNMA CMO, Ser 2006-33, Cl LS
28.231%, 05/25/2036 (B)	141	264
FNMA CMO, Ser 2006-46, Cl SW
22.635%, 06/25/2036 (B)	118	167
FNMA CMO, Ser 2006-51, Cl SP, IO
6.214%, 03/25/2036 (B)	178	31
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036	9	8
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	7	8
FNMA CMO, Ser 2007-101, Cl A2
0.521%, 06/27/2036 (B)	569	565
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (B)	391	478
FNMA CMO, Ser 2007-54, Cl FA
0.836%, 06/25/2037 (B)	291	293
FNMA CMO, Ser 2007-64, Cl FA
0.906%, 07/25/2037 (B)	28	29
FNMA CMO, Ser 2007-68, Cl SC, IO
6.274%, 07/25/2037 (B)	460	83
FNMA CMO, Ser 2008-22, Cl SI, IO
6.004%, 03/25/2037 (B)	4,471	320
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	90	100
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (B)	—	—
FNMA CMO, Ser 2009-103, Cl MB
2.493%, 12/25/2039 (B)	447	473
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	3,375	3,244
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	5	5
FNMA CMO, Ser 2010-1, Cl WA
6.207%, 02/25/2040 (B)	6	6
FNMA CMO, Ser 2010-100, Cl SD, IO
6.154%, 09/25/2040 (B)	1,846	383
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,964
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (B)	1,310	250
FNMA CMO, Ser 2010-27, Cl AS, IO
6.054%, 04/25/2040 (B)	1,666	308
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	3	3
FNMA CMO, Ser 2011-2, Cl WA
5.818%, 02/25/2051 (B)	248	275
FNMA CMO, Ser 2011-30, Cl LS, IO
1.735%, 04/25/2041 (B)	14	1

19	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-75, Cl FA
0.977%, 08/25/2041 (B)	$304	$307
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	2,299	204
FNMA CMO, Ser 2011-96, Cl SA, IO
6.124%, 10/25/2041 (B)	2,999	584
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	8,292	8,561
FNMA CMO, Ser 2012-128, Cl SL, IO
5.724%, 11/25/2042 (B)	692	154
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.724%, 11/25/2042 (B)	920	213
FNMA CMO, Ser 2012-133, Cl CS, IO
5.724%, 12/25/2042 (B)	1,692	324
FNMA CMO, Ser 2012-133, Cl SA, IO
5.724%, 12/25/2042 (B)	297	60
FNMA CMO, Ser 2012-134, Cl MS, IO
5.724%, 12/25/2042 (B)	836	197
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	1,724	1,794
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	1,729	167
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	100	111
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,261	1,439
FNMA CMO, Ser 2012-70, Cl YS, IO
6.224%, 02/25/2041 (B)	555	81
FNMA CMO, Ser 2012-70, Cl HS, IO
5.574%, 07/25/2042 (B)	6,252	1,339
FNMA CMO, Ser 2012-74, Cl SA, IO
6.224%, 03/25/2042 (B)	1,451	258
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	100	92
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	200	184
FNMA CMO, Ser 2012-75, Cl NS, IO
6.174%, 07/25/2042 (B)	555	107
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	6,809	699
FNMA CMO, Ser 2012-93, Cl SG, IO
5.674%, 09/25/2042 (B)	873	166
FNMA CMO, Ser 2012-M14, Cl X1, IO
4.383%, 02/25/2017 (B)	6,765	122
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043	4,330	3,675
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043	1,906	1,698
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043	5	4
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1,725	169

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	$2,845	$3,284
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,942	3,321
FNMA CMO, Ser 2013-92, Cl PO, PO
0.000%, 09/25/2043	4	3
FNMA CMO, Ser 2014-M12, Cl FA
0.516%, 10/25/2021 (B)	3,542	3,498
FNMA CMO, Ser 2014-M3, Cl X2, IO
0.220%, 01/25/2024 (B)	67,888	492
FNMA CMO, Ser 2015-48, Cl SB, IO
5.764%, 07/25/2045 (B)	1,024	250
FNMA CMO, Ser 2015-48, Cl SA, IO
5.764%, 07/25/2045 (B)	1,145	288
FNMA CMO, Ser 2015-60, Cl SA, IO
5.714%, 08/25/2045	863	194
FNMA CMO, Ser 2015-M8, Cl X2, IO
0.182%, 01/25/2025 (B)	89,658	1,181
FNMA CMO, Ser 2016-Q1
3.500%, 03/01/2046	1,055	1,109
FNMA CMO, Ser 2016-Q1, Cl LLB
4.000%, 03/01/2046	5,302	5,715
FNMA CMO, Ser 2016-Q1, Cl MLB
4.000%, 03/01/2046	6,500	6,995
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	324	66
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	454	87
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	1,830	314
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,935	337
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	3,654	316
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	2,595	250
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,576	283
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	979	1,001
FNMA Multifamily Megas, Ser 141, Cl 1
3.064%, 05/01/2027 (B)	4,969	5,104
FNMA TBA
3.000%, 03/15/2030 to 05/01/2043	18,000	18,629

20	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.500%, 03/01/2026	$4,680	$4,799
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	5	6
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	2	3
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	13	15
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (A)	27,812	271
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.987%, 01/25/2047 (A)(B)	390	379
FREMF Mortgage Trust, Ser 2015-K44, Cl B
3.685%, 01/25/2048 (A)(B)	1,090	972
GNMA
9.500%, 12/15/2020	2	2
7.000%, 12/20/2017 to 05/15/2033	1,096	1,237
6.500%, 01/15/2024 to 07/15/2035	2,396	2,779
6.000%, 12/15/2023 to 10/20/2040	8,172	9,378
5.000%, 07/20/2040 to 11/20/2045	910	1,009
4.500%, 01/20/2040 to 02/20/2046	15,267	16,659
4.000%, 10/15/2041 to 02/20/2046	39,786	42,778
3.500%, 07/20/2045 to 10/20/2045	13,308	14,076
3.000%, 04/15/2045 to 08/20/2045	19,653	20,389
GNMA ARM
2.500%, 05/20/2045 to 10/20/2045 (B)	8,939	9,199
1.670%, 01/20/2060 (B)	1,090	1,114
1.625%, 07/20/2034 (B)	14	14
GNMA CMO, Ser 2001-22, Cl PS
19.902%, 03/17/2031 (B)	354	600
GNMA CMO, Ser 2002-57, Cl SB
106.118%, 08/16/2032	41	187
GNMA CMO, Ser 2003-60, Cl GS
11.699%, 05/16/2033 (B)	42	52
GNMA CMO, Ser 2003-97, Cl SA, IO
6.120%, 11/16/2033 (B)	4	1
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	38	39
GNMA CMO, Ser 2005-7, Cl JM
15.784%, 05/18/2034 (B)	18	23
GNMA CMO, Ser 2006-16, Cl GS, IO
6.558%, 04/20/2036 (B)	937	181
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	1	1
GNMA CMO, Ser 2007-78, Cl SA, IO
6.105%, 12/16/2037 (B)	5,365	969
GNMA CMO, Ser 2009-106, Cl AS, IO
5.975%, 11/16/2039 (B)	26	5

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-106, Cl KS, IO
5.968%, 11/20/2039 (B)	$7,164	$1,226
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	—	—
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	4	1
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,680
GNMA CMO, Ser 2009-66, Cl XS, IO
6.375%, 07/16/2039 (B)	71	11
GNMA CMO, Ser 2009-8, Cl PS, IO
5.875%, 08/16/2038 (B)	66	9
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032	179	175
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	5	5
GNMA CMO, Ser 2010-31, Cl GS, IO
6.068%, 03/20/2039 (B)	345	29
GNMA CMO, Ser 2010-4, Cl NS, IO
5.965%, 01/16/2040 (B)	9,901	1,877
GNMA CMO, Ser 2010-4, Cl SL, IO
5.970%, 01/16/2040 (B)	208	42
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,110
GNMA CMO, Ser 2010-74, Cl C
4.244%, 05/16/2041 (B)	3,812	3,851
GNMA CMO, Ser 2010-85, Cl HS, IO
6.224%, 01/20/2040 (B)	842	107
GNMA CMO, Ser 2010-H10, Cl FC
1.431%, 05/20/2060 (B)	3,917	3,958
GNMA CMO, Ser 2010-H26, Cl LF
0.780%, 08/20/2058 (B)	5,248	5,194
GNMA CMO, Ser 2011-142, Cl IO, IO
0.842%, 09/16/2046 (B)	32,442	1,232
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	97	21
GNMA CMO, Ser 2011-H09, Cl AF
0.930%, 03/20/2061 (B)	1,426	1,413
GNMA CMO, Ser 2012-112, Cl IO, IO
0.366%, 02/16/2053 (B)	8,189	301
GNMA CMO, Ser 2012-124, Cl AS, IO
5.775%, 10/16/2042 (B)	1,366	266
GNMA CMO, Ser 2012-142, Cl IO, IO
1.084%, 04/16/2054 (B)	20,779	1,132
GNMA CMO, Ser 2012-27, Cl IO, IO
1.211%, 04/16/2053 (B)	12,570	683
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,758	164
GNMA CMO, Ser 2012-98, Cl SA, IO
5.917%, 08/16/2042 (B)	1,182	189
GNMA CMO, Ser 2013-145, Cl IO, IO
1.072%, 09/16/2044 (B)	10,898	694

21	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2013-163, Cl IO, IO
1.180%, 02/16/2046 (B)	$13,370	$921
GNMA CMO, Ser 2013-178, Cl IO, IO
0.920%, 06/16/2055 (B)	6,638	372
GNMA CMO, Ser 2013-63, Cl IO, IO
0.769%, 09/16/2051 (B)	29,303	1,729
GNMA CMO, Ser 2013-H01, Cl TA
0.930%, 01/20/2063 (B)	1,550	1,549
GNMA CMO, Ser 2013-H01, Cl JA
0.750%, 01/20/2063 (B)	1,202	1,184
GNMA CMO, Ser 2014-124, Cl IE, IO
0.801%, 05/16/2054 (B)	11,200	620
GNMA CMO, Ser 2014-47, Cl IA, IO
1.193%, 02/16/2048 (B)	5,066	324
GNMA CMO, Ser 2014-50, Cl IO, IO
0.953%, 09/16/2055 (B)	9,952	636
GNMA CMO, Ser 2014-H04, Cl FB
1.080%, 02/20/2064 (B)	2,661	2,647
GNMA CMO, Ser 2015, Cl Q4
4.000%, 03/01/2046	714	773
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	776	154
GNMA TBA
4.000%, 03/15/2045	300	320
3.500%, 03/15/2045	15,870	16,758
3.000%, 03/15/2045 to 04/15/2045	34,300	35,494
GNMA TBA
3.500%, 04/15/2041	29,100	30,669
GNMA, Ser 2012-44, Cl A
2.170%, 04/16/2041	1,143	1,151
GNMA, Ser 2014-186, Cl IO, IO
0.867%, 08/16/2054 (B)	18,047	1,222
GNMA, Ser 2015-47, Cl AC
2.500%, 05/16/2055	1,315	1,332
GNMA, Ser 2015-73, Cl IO, IO
0.894%, 11/16/2055 (B)	14,779	1,020
GNMA, Ser 2015-85, Cl AB
2.800%, 02/16/2047 (B)	3,483	3,581
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	767	768
NCUA Guaranteed Notes CMO, Ser 2010- R1, Cl 1A
0.874%, 10/07/2020 (B)	6,117	6,113
NCUA Guaranteed Notes CMO, Ser 2010- R2, Cl 1A
0.794%, 11/06/2017 (B)	2,312	2,309
NCUA Guaranteed Notes CMO, Ser 2010- R3, Cl 2A
0.982%, 12/08/2020 (B)	368	368

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010- R3, Cl 1A
0.984%, 12/08/2020 (B)	$418	$419
NCUA Guaranteed Notes CMO, Ser 2011- R1, Cl 1A
0.874%, 01/08/2020 (B)	48	48
NCUA Guaranteed Notes CMO, Ser 2011- R2, Cl 1A
1.020%, 02/06/2020 (B)	572	571

		1,200,443

Non-Agency Mortgage-Backed Obligations — 5.4%
A10 Term Asset Financing LLC, Ser 2013-2, Cl B
4.380%, 11/15/2027 (A)	250	239
A10 Term Asset Financing LLC, Ser 2014-1, Cl A1
1.720%, 04/15/2033 (A)	510	503
A10 Term Asset Financing LLC, Ser 2014-1, Cl A2
3.020%, 04/15/2033 (A)	603	602
Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031	104	90
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A)(B)	143	143
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.106%, 03/26/2037 (A)(B)	436	431
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (A)	15	15
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
3.025%, 11/28/2035 (A)(B)	275	269
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033	232	234
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.993%, 11/25/2021 (B)	74	67
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.246%, 04/25/2037 (B)	223	188
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	16	16
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	201	215

22	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2004-C, Cl 1A1
3.085%, 12/20/2034 (B)	$75	$74
Banc of America Funding, Ser 2005-B, Cl 2A1
2.707%, 04/20/2035 (B)	2,749	2,404
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.118%, 08/26/2035 (A)(B)	162	163
Banc of America Funding, Ser 2015-R2, Cl 9A1
0.637%, 03/27/2036 (A)(B)	6,249	6,009
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033	197	201
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.280%, 02/25/2033 (B)	2	2
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.794%, 06/25/2033 (B)	135	134
Banc of America Mortgage Trust, Ser 2003- I, Cl 2A6
2.993%, 10/25/2033 (B)	5,723	5,791
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.666%, 12/25/2036 (A)(B)	1,456	1,264
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (A)	1,500	1,493
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (A)	263	274
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.956%, 02/26/2047 (A)(B)	6	6
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
2.732%, 04/26/2035 (A)(B)	37	37
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
2.741%, 05/26/2035 (A)(B)	700	677
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.572%, 05/28/2036 (A)(B)	187	185
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.086%, 05/25/2034 (B)	55	54
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.504%, 05/25/2034 (B)	193	181
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.320%, 08/25/2035 (B)	193	193
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
1.167%, 11/25/2034 (B)	25	24

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.412%, 06/11/2041 (A)(B)	$452	$—
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl AM
5.578%, 01/15/2046 (B)	49	49
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl X, IO
0.042%, 01/15/2046 (A)(B)	10,771	—
CD Commercial Mortgage Trust, Ser 2007- CD4, Cl XC, IO
0.560%, 12/11/2049 (A)(B)	23,625	77
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A)(B)	2,670	2,959
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.376%, 06/15/2031 (A)(B)	1,360	1,357
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.727%, 02/25/2037 (B)	106	104
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.655%, 02/25/2037 (B)	134	133
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.697%, 07/25/2037 (B)	225	223
Chevy Chase Funding LLC Mortgage- Backed Certificates, Ser 2003-4X, Cl A2
0.817%, 10/25/2034 (B)	4,534	4,172
Chevy Chase Funding LLC Mortgage- Backed Certificates, Ser 2004-1A, Cl A2
0.766%, 01/25/2035 (A)(B)	3,843	3,439
CHL Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.584%, 08/25/2034 (B)	301	289
CHL Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034	4	4
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	4	4
CHL Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	359	333
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2023 (A)	1,465	1,501
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
1.176%, 06/15/2033 (A)(B)	1,070	1,052

23	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl A4
3.622%, 07/10/2047	$305	$320
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	1,290	1,367
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2025	312	329
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 01/10/2026	845	876
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.740%, 09/25/2033 (B)	245	242
Citigroup Mortgage Loan Trust, Ser 2004- HYB1, Cl A41
2.938%, 02/25/2034 (B)	42	41
Citigroup Mortgage Loan Trust, Ser 2004- RR2, Cl A2
2.622%, 05/25/2034 (A)(B)	320	321
Citigroup Mortgage Loan Trust, Ser 2004- UST1, Cl A6
2.350%, 08/25/2034 (B)	101	96
Citigroup Mortgage Loan Trust, Ser 2008- AR4, Cl 1A1A
2.772%, 11/25/2038 (A)(B)	354	351
Citigroup Mortgage Loan Trust, Ser 2009- 10, Cl 1A1
2.521%, 09/25/2033 (A)(B)	269	271
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (A)	2,313	2,495
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 01/10/2020 (A)	256	264
COMM Mortgage Trust, Ser 2012-CCRE4, Cl A2
1.801%, 10/15/2045	465	463
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	1,932	1,943
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	209	217
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (A)	1,345	1,470
COMM Mortgage Trust, Ser 2013-CCRE12, Cl A4
4.046%, 10/10/2046	155	168
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	533	545
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.254%, 10/10/2046 (B)	$90	$91
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	440	473
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	290	287
COMM Mortgage Trust, Ser 2013-LC13, Cl B
4.877%, 08/10/2046 (A)(B)	1,150	1,240
COMM Mortgage Trust, Ser 2014-CCRE18, Cl ASB
3.452%, 07/15/2047	808	847
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	119	122
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.576%, 06/15/2034 (A)(B)	1,066	1,044
COMM Mortgage Trust, Ser 2014-SAVS, Cl D
3.526%, 06/15/2034 (A)(B)	2,080	1,906
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.167%, 02/13/2032 (A)(B)	550	533
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.578%, 03/10/2047 (B)	15,432	1,119
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/10/2047	1,037	1,096
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	579	603
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	532
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	292	305
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	1,740	1,835
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (A)	1,460	1,468
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	135	139
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2026	1,470	1,516
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl XA, IO
1.986%, 08/15/2045 (B)	1,074	91
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	90	91

24	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (A)	$471	$485
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.611%, 08/10/2049 (A)(B)	1,350	1,409
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	1,092	1,066
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	93	94
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	401	417
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.385%, 08/25/2035 (B)	465	327
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (B)	732	751
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	340	344
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	154	162
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A)(B)	69	69
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
3.005%, 07/28/2036 (A)(B)	224	225
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl ASB
3.617%, 11/11/2048	1,886	1,976
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 06/15/2025	895	934
CSMC Trust, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (A)(B)	126	126
CSMC Trust, Ser 2015-1R, Cl 7A3
2.659%, 07/27/2036 (A)(B)	3,646	3,704
CSMC Trust, Ser 2015-5R, Cl 1A1
1.066%, 09/26/2046 (A)	6,556	6,376
CSMC Trust, Ser 2015-GLPA, Cl A
3.881%, 11/15/2025 (A)	420	447
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(B)	2,845	3,134
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (A)	176	176

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (A)	$2,596	$2,856
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.226%, 11/19/2044 (B)	1,153	987
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (A)	6	6
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.077%, 04/25/2024 (B)	13,900	13,686
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.827%, 08/25/2024 (B)	3,093	3,115
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
2.077%, 08/25/2024 (B)	662	663
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M1
1.677%, 01/25/2025 (B)	514	514
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
3.336%, 07/25/2028 (B)	3,030	3,024
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.215%, 09/25/2034 (B)	269	260
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.627%, 07/25/2024 (B)	781	776
GE Business Loan Trust, Ser 2007-1A, Cl A
0.601%, 04/16/2035 (A)(B)	1,119	1,028
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (B)	1,092	1,091
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	8	9
GS Mortgage Securities II, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	3,354	3,361
GS Mortgage Securities Trust, Ser 2006- GG8, Cl X, IO
0.781%, 11/10/2039 (A)(B)	7,889	12
GS Mortgage Securities Trust, Ser 2011- GC5, Cl XA, IO
1.807%, 08/10/2044 (A)(B)	1,945	81
GS Mortgage Securities Trust, Ser 2012- GCJ7, Cl A2
2.318%, 05/10/2045	1,722	1,730
GS Mortgage Securities Trust, Ser 2012- GCJ7, Cl A1
1.144%, 05/10/2045	112	112

25	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser 2012- GCJ7, Cl AAB
2.935%, 05/10/2045	$206	$212
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	390	419
GS Mortgage Securities Trust, Ser 2013- GC16, Cl A1
1.264%, 11/10/2046	251	250
GS Mortgage Securities Trust, Ser 2014- GC18, Cl AAB
3.648%, 01/10/2047	865	911
GS Mortgage Securities Trust, Ser 2014- GC20, Cl AAB
3.655%, 04/10/2047	1,021	1,076
GS Mortgage Securities Trust, Ser 2014- GC26, Cl AAB
3.365%, 11/10/2047	1,036	1,074
GS Mortgage Securities Trust, Ser 2015- GC32, Cl XA, IO
0.904%, 07/10/2048 (B)	39,035	2,230
GS Mortgage Securities Trust, Ser 2015- GC34, Cl AAB
3.278%, 10/10/2048	1,314	1,354
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	275	278
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(B)	2	2
GSMPS Mortgage Loan Trust, Ser 2005- RP3, Cl 1AS, IO
4.359%, 09/25/2035 (A)(B)	307	45
GSMPS Mortgage Loan Trust, Ser 2005- RP3, Cl 1AF
0.777%, 09/25/2035 (A)(B)	384	310
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	208	214
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.927%, 06/25/2035 (B)	1	–
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	47	46
Homestar Mortgage Acceptance, Ser 2004- 5, Cl A1
0.877%, 10/25/2034 (B)	360	353
Impac CMB Trust, Ser 2005-4, Cl 2A1
1.027%, 05/25/2035 (B)	203	196
Impac CMB Trust, Ser 2007-A, Cl M1
0.827%, 05/25/2037 (A)(B)	2,262	2,092

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.777%, 08/25/2036 (B)	$269	$261
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (A)	4,395	5,078
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.287%, 09/25/2034 (B)	28	25
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
1.227%, 11/25/2034 (B)	46	41
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.251%, 11/15/2045 (B)	410	412
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (B)	230	244
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	395	418
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.713%, 09/15/2047 (B)	750	667
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	149	155
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,116	1,099
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (B)	1,272	1,336
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,330	1,401
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	796	833
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	4,260	4,478
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl A5
3.576%, 01/15/2026	1,043	1,075
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 10/15/2025	1,391	1,433
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	31	31

26	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.449%, 06/12/2043 (B)	$29,892	$28
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.586%, 05/15/2047 (B)	273	271
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	4,460	4,481
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (A)	999	1,067
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (A)	945	1,015
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (A)	626	641
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (A)	440	445
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (A)	3,149	3,282
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	586	589
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	584	584
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 10/15/2025	315	333
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.199%, 06/25/2034 (B)	892	877
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
2.746%, 02/25/2035 (B)	313	317
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.730%, 04/25/2035 (B)	130	129
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.681%, 11/25/2033 (B)	499	500
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.717%, 08/25/2034 (B)	513	514
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.747%, 08/25/2034 (B)	1	1

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Resecuritization Trust, Ser 2009-6, Cl 4A1
2.664%, 09/26/2036 (A)(B)	$99	$99
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.418%, 04/25/2040 (A)(B)	765	104
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.476%, 02/15/2041 (A)(B)	3,862	1
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A2
5.300%, 11/15/2038	1,738	1,756
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	126	129
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	150	154
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.250%, 04/15/2041 (B)	88	92
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.736%, 12/25/2035 (B)	15	8
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2026	1,465	1,519
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.774%, 11/21/2034 (B)	748	759
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.774%, 11/21/2034 (B)	5,500	5,614
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	873	873
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)	52	41
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
1.625%, 06/25/2034 (B)	8	7
MASTR Alternative Loan Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	412	349
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (A)	1,907	1,836
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.777%, 05/25/2035 (A)(B)	373	295
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.700%, 10/25/2032 (B)	8	8

27	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.554%, 10/25/2032 (B)	$69	$69
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.725%, 07/25/2033 (B)	88	80
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.267%, 12/25/2034 (B)	305	304
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.568%, 02/25/2034 (B)	99	99
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.680%, 02/25/2034 (B)	506	503
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.561%, 08/25/2034 (B)	156	158
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.601%, 09/25/2029 (B)	207	198
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.562%, 02/25/2036 (B)	218	200
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.805%, 12/12/2049 (A)(B)	10,505	41
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.954%, 08/15/2045 (A)(B)	4,665	305
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.217%, 07/15/2046 (B)	1,600	1,748
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	964	962
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	207	210
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	578	582
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 06/15/2025	1,032	1,072
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl ASB
3.288%, 04/15/2025	1,425	1,466
Morgan Stanley Capital I Trust, Ser 2011- C2, Cl A2
3.476%, 06/15/2044 (A)	1,674	1,677

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl AM
3.516%, 07/13/2029 (A)(B)	$4,570	$4,653
Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl B
3.560%, 07/13/2029 (A)(B)	3,870	3,915
Morgan Stanley Capital I Trust, Ser 2016- UBS9, Cl A1
1.711%, 03/15/2021	988	988
Morgan Stanley Capital I Trust, Ser 2016- UBS9, Cl A4
3.594%, 01/15/2026	847	872
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.380%, 02/12/2044 (A)(B)	31,476	52
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	7,986	8,006
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.686%, 04/25/2034 (B)	296	310
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047 (C)	21	14
Morgan Stanley Re-REMIC Trust, Ser 2012- IO, Cl AXA
1.000%, 03/27/2051 (A)	526	521
Morgan Stanley Re-REMIC Trust, Ser 2012- XA, Cl B
0.250%, 07/27/2049 (A)	400	367
Morgan Stanley Re-REMIC Trust, Ser 2012- XA, Cl A
2.000%, 07/27/2049 (A)	802	800
MortgageIT Trust, Ser 2004-2, Cl A1
1.176%, 12/25/2034 (B)	79	76
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (A)(B)	2,030	2,128
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.698%, 05/25/2036 (B)	312	278
Nomura Resecuritization Trust, Ser 2010- 6RA, Cl 1A5
2.650%, 03/26/2036 (A)(B)	163	159
Nomura Resecuritization Trust, Ser 2014- 1R, Cl 3A1
0.572%, 07/26/2036 (A)(B)	1,447	1,430
Northstar, Ser 2013-1A, Cl B
5.427%, 08/25/2029 (A)(B)	500	494
OBP Depositor LLC Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (A)	1,195	1,302

28	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Opteum Mortgage Acceptance Asset Backed Pass-Through Certificates, Ser 2005-1, Cl M6
1.741%, 02/25/2035 (B)	$4,462	$4,049
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	23	19
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	112	117
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (A)	1,726	1,564
RALI Trust, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	791	792
RALI Trust, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	5	5
RALI Trust, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033	218	226
RALI Trust, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,200	1,218
RALI Trust, Ser 2005-QO2, Cl A1
1.645%, 09/25/2045 (B)	644	516
RALI Trust, Ser 2005-QO5, Cl A1
1.285%, 01/25/2046 (B)	942	636
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	298	302
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	31	30
RBS Commercial Funding Trust, Ser 2013- GSP, Cl A
3.961%, 01/13/2032 (A)(B)	1,380	1,465
RCMC LLC, Ser 2012-CRE1, Cl A
5.624%, 11/15/2044 (A)	306	308
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	76	80
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	398	406
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.682%, 12/25/2034 (B)	749	744
RFMSI Trust, Ser 2003-S4, Cl A4
5.750%, 03/25/2033	141	144
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
1.115%, 01/20/2035 (B)	353	322
Springleaf Mortgage Loan Trust, Ser 2013- 2A, Cl A
1.780%, 12/25/2065 (A)(B)	652	653

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.455%, 06/25/2034 (B)	$83	$83
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.756%, 10/25/2035 (B)	2,750	2,234
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.627%, 02/25/2024 (B)	1,580	1,572
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.906%, 04/19/2035 (B)	2,861	2,623
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
1.086%, 10/19/2034 (B)	203	192
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2001- 15A, Cl 4A1
2.309%, 10/25/2031 (B)	46	46
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003- 32, Cl 1A1
5.254%, 11/25/2033 (B)	56	56
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003- 33H, Cl 1A1
5.500%, 10/25/2033	4	4
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004- 5H, Cl A4
5.540%, 12/25/2033	389	399
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.530%, 10/25/2033 (B)	4,579	4,493
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.419%, 12/25/2033 (B)	113	113
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.067%, 09/25/2043 (B)	439	421
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl XA, IO
2.364%, 05/10/2045 (A)(B)	5,272	514
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (A)	400	414
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	964	968
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.866%, 05/10/2063 (A)(B)	3,457	211

29	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	$612	$627
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A2
2.067%, 04/10/2046	250	250
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (A)	100	101
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.175%, 06/15/2045 (A)(B)	64,029	3
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR18, Cl A
2.748%, 01/25/2033 (B)	193	195
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR6, Cl A
1.685%, 06/25/2042 (B)	59	56
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR10, Cl A7
2.534%, 10/25/2033 (B)	232	235
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR6, Cl A1
2.553%, 06/25/2033 (B)	215	213
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR7, Cl A7
2.413%, 08/25/2033 (B)	189	188
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR8, Cl A
2.478%, 08/25/2033 (B)	124	126
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 2A
2.563%, 09/25/2033 (B)	137	134
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 1A6
2.521%, 09/25/2033 (B)	402	403
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	31	31
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S4, Cl 2A10
16.264%, 06/25/2033 (B)	27	34
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	630	643
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A2
2.460%, 06/25/2034 (B)	149	150
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR13, Cl A1A1
0.717%, 10/25/2045 (B)	2,995	2,753

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR19, Cl A1A2
0.717%, 12/25/2045 (B)	$3,246	$2,854
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR1, Cl 1A1B
1.355%, 01/25/2046 (B)	2,289	879
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 2A
2.149%, 10/25/2046 (B)	768	678
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR14, Cl 1A4
2.175%, 11/25/2036 (B)	244	210
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 2A
2.149%, 12/25/2046 (B)	334	302
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 1A1B
1.066%, 12/25/2046 (B)	348	156
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-HY1, Cl 1A1
2.319%, 02/25/2037 (B)	2,610	2,254
Washington Mutual Mortgage Pass- Through Certificates Trust, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	403	84
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Ser 2003- MS2, Cl 1A1
5.750%, 02/25/2033	56	59
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Ser 2003- MS8, Cl 1P, PO
0.000%, 05/25/2033	53	46
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Ser 2003- MS9, Cl 2P, PO
0.000%, 04/25/2033	114	104
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
2.581%, 02/25/2034 (B)	158	156
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
2.749%, 05/25/2034 (B)	35	35
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.742%, 12/25/2034 (B)	273	274
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.707%, 12/25/2034 (B)	148	149
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.782%, 07/25/2034 (B)	370	373

30	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.743%, 08/25/2034 (B)	$73	$72
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
2.740%, 08/25/2035 (B)	177	173
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.737%, 06/25/2035 (B)	363	367
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.736%, 10/25/2033 (B)	117	117
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.781%, 11/25/2036 (B)	295	284
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
2.850%, 04/25/2036 (B)	5,717	5,785
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.744%, 04/25/2036 (B)	339	334
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (A)	103	103
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.892%, 12/15/2045 (A)(B)	7,164	581
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	2,420	2,548
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.677%, 06/15/2045 (A)(B)	2,985	213
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	3,740	3,845
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.578%, 03/15/2048 (A)(B)	14,415	938
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (B)	150	163
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	129
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	210	219
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.442%, 03/15/2047 (B)	5,233	337

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	$2,180	$2,211
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.332%, 08/15/2047 (B)	15,923	1,056
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,380
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.854%, 10/15/2057 (B)	27,586	1,117
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,394
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	110	115

		281,707

Total Mortgage-Backed Securities (Cost $1,460,005) ($ Thousands)		1,482,150

ASSET-BACKED SECURITIES — 9.8%

Automotive — 1.8%
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	1,290	1,294
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	1,985	1,989
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	1,269	1,273
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	2,685	2,687
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	98	98
Avis Budget Rental Car Funding LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	1,421	1,423
Avis Budget Rental Car Funding LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (A)	4,621	4,565
Avis Budget Rental Car Funding LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (A)	590	595

31	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (A)	$1,141	$1,141
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	729	727
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	729	735
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	1,665	1,664
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	795	796
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (A)	1,009	1,013
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (A)	1,358	1,380
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	1,301	1,302
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	714	715
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	1,265	1,267
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	300	300
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	1,629	1,632
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	736	737
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	295	296
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	2,527	2,527
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	1,329	1,332
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	1,622	1,623

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	$924	$924
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	2,404	2,410
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/2018 (A)	4,064	4,063
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	1,731	1,736
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	1,065	1,064
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	874	873
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A3
1.830%, 03/20/2020	1,401	1,404
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A3
0.830%, 09/17/2018 (A)	71	70
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	268	267
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	111	111
CPS Auto Receivables Trust, Ser 2014-C, Cl C
3.770%, 08/17/2020 (A)	167	166
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (A)	432	429
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/2019 (A)	549	549
CPS Auto Receivables Trust, Ser 2014-D, Cl C
4.350%, 11/16/2020 (A)	150	151
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (A)	52	52
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (A)	62	62
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (A)	29	29
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (A)	204	204

32	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (A)	$500	$500
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (A)	97	97
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl C
3.260%, 12/16/2019 (A)	135	132
First Investors Auto Owner Trust, Ser 2013- 1A, Cl A2
0.900%, 10/15/2018 (A)	5	6
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	276	276
Ford Credit Auto Owner Trust, Ser 2013-C, Cl A3
0.820%, 12/15/2017	106	106
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (A)	6,492	6,574
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A3
1.060%, 05/15/2019	1,713	1,713
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (A)	4,424	4,438
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (A)	2,830	2,872
Ford Credit Auto Owner Trust, Ser 2016-1, Cl A
2.310%, 08/15/2027 (A)	6,769	6,767
Ford Credit Auto Owner Trust, Ser 2016-A, Cl A2A
1.120%, 12/15/2018	2,112	2,112
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,653	2,664
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	830	831
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	767	766
Ford Credit Floorplan Master Owner Trust, Ser 2014-2, Cl A
0.931%, 02/15/2021 (B)	180	178
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	3,800	3,803

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.996%, 01/15/2022 (B)	$3,288	$3,281
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	61	61
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (A)	5,150	5,230
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	9	9
Hyundai Auto Receivables Trust, Ser 2013- A, Cl A4
0.750%, 09/17/2018	641	640
Hyundai Auto Receivables Trust, Ser 2013- B, Cl A4
1.010%, 02/15/2019	568	568
Hyundai Auto Receivables Trust, Ser 2013- C, Cl A3
1.010%, 02/15/2018	38	38
Hyundai Auto Receivables Trust, Ser 2014- B, Cl A3
0.900%, 12/17/2018	1,739	1,738
Nissan Auto Receivables Owner Trust, Ser 2013-C, Cl A3
0.670%, 08/15/2018	90	90
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	3,600	3,593

		96,758

Credit Cards — 0.3%
American Express Credit Account Master Trust, Ser 2014-3, Cl A
1.490%, 04/15/2020	4,913	4,935
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	884	887
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	250	250
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.629%, 05/09/2018 (B)	3,720	3,720
Discover Card Execution Note Trust, Ser 2015-A4, Cl A4
2.190%, 04/17/2023	2,535	2,577
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	565	567

		12,936

33	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 0.6%
Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (C)	$44	$42
Accredited Mortgage Loan Trust, Ser 2005- 3, Cl A1
0.670%, 09/25/2035 (B)	46	46
Argent Securities Asset-Backed Pass- Through Certificates, Ser 2004-W5, Cl AV2
1.462%, 04/25/2034 (B)	1,113	993
Argent Securities Asset-Backed Pass- Through Certificates, Ser 2005-W2, Cl A1
0.696%, 10/25/2035 (B)	6,069	5,743
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035 (C)	403	412
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
1.087%, 06/25/2035 (B)	1	1
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.406%, 12/15/2033 (B)	1,881	1,792
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
0.937%, 07/25/2035 (B)	410	407
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032 (C)	96	96
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (B)	22	22
Centex Home Equity, Ser 2005-A, Cl M1
0.916%, 01/25/2035 (B)	5,586	5,054
Centex Home Equity, Ser 2006-A, Cl AV4
0.677%, 06/25/2036 (B)	75	69
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (A)(C)	56	55
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.246%, 09/15/2029 (B)	280	254
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.376%, 05/25/2039 (A)(B)	302	287
GSAA Trust, Ser 2005-6, Cl A3
0.797%, 06/25/2035 (B)	2,016	1,910
JPMorgan Mortgage Acquisition, Ser 05- OPT1, Cl M1
0.877%, 06/25/2035 (B)	2,572	2,559

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.587%, 08/25/2036 (B)	$968	$407
Morgan Stanley ABS Capital I Trust, Ser 2005-WMC3, Cl M4
1.357%, 03/25/2035 (B)	5,500	5,397
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035 (C)	216	216
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033 (C)	93	94
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.786%, 04/25/2037 (A)(B)	423	356
Structured Asset Security Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	179	178
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	329	335
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
1.427%, 10/25/2034 (B)	6,668	6,445

		33,170

Other Asset-Backed Securities — 7.1%
Academic Loan Funding Trust, Ser 2012- 1A, Cl A1
1.236%, 12/27/2022 (A)(B)	231	229
Academic Loan Funding Trust, Ser 2013- 1A, Cl A
1.227%, 12/26/2044 (A)(B)	551	530
Access Group, Ser 2006-1, Cl A2
0.739%, 08/25/2023 (B)	893	887
Ally Master Owner Trust, Ser 2012-4, Cl A
1.720%, 07/15/2019	125	125
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	8,568	8,570
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	100	100
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	7,784	7,779
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.921%, 10/15/2019 (B)	3,384	3,372
Ally Master Owner Trust, Ser 2015-2, Cl A1
0.996%, 01/15/2021 (B)	1,618	1,612
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R5, Cl M1
0.857%, 07/25/2035 (B)	119	118
Apidos CLO XVI, Ser 2014-16A, Cl B
3.115%, 01/19/2025 (A)(B)	500	452

34	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Apidos CLO XVIII, Ser 2014-18A, Cl A1
1.732%, 07/22/2026 (A)(B)	$1,500	$1,474
Arrowpoint CLO, Ser 2014-2A, Cl A1L
1.836%, 03/12/2026 (A)(B)	1,900	1,857
Babson CLO, Ser 2014-IIA, Cl A
1.707%, 10/17/2026 (A)(B)	1,000	976
Ballyrock CLO, Ser 2014-1A, Cl A1
1.797%, 10/20/2026 (A)(B)	1,620	1,573
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.827%, 08/25/2043 (B)	1,629	1,603
Brazos Education Loan Authority, Ser 2012- 1, Cl A1
1.127%, 12/26/2035 (B)	3,305	3,193
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.593%, 02/25/2035 (B)	4,835	4,705
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.193%, 02/25/2030 (B)	1,812	1,791
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.619%, 10/27/2036 (B)	3,520	3,381
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.866%, 02/25/2031 (A)(B)	1,101	1,048
Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl C
3.121%, 10/15/2025 (A)(B)	300	278
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.522%, 10/15/2021 (A)(B)	867	867
Carrington Mortgage Loan Trust, Ser 2005- NC4, Cl A3
0.827%, 09/25/2035 (B)	56	56
Cent CLO 17, Ser 2013-17A, Cl A1
1.916%, 01/30/2025 (A)(B)	500	494
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	545	552
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034 (C)	388	395
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034 (C)	392	407
CIFC Funding, Ser 2014-1A, Cl B1
2.620%, 04/18/2025 (A)(B)	1,500	1,415
CIFC Funding, Ser 2014-2A, Cl A1L
1.862%, 05/24/2026 (A)(B)	1,000	987
CIT Education Loan Trust, Ser 2007-1, Cl A
0.693%, 03/25/2042 (A)(B)	2,764	2,515

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036 (C)	$1,976	$2,045
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036 (C)	6,465	6,452
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.834%, 03/25/2037 (C)	990	1,025
Commonbond Student Loan Trust, Ser 2015-A, Cl A
3.200%, 06/25/2032 (A)	569	569
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (A)(C)	2,990	2,914
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (B)	4	4
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (B)	61	63
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (A)	165	165
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.015%, 06/25/2040 (A)(B)	1,013	123
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
1.027%, 06/25/2033 (B)	115	97
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.967%, 12/25/2034 (B)	4,763	4,324
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.897%, 02/25/2036 (B)	3,687	3,668
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.040%, 10/25/2046 (B)	152	143
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.757%, 07/25/2036 (A)(B)	252	209
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.327%, 10/25/2047 (B)	606	539
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.295%, 04/25/2047 (B)	3,100	2,989
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (C)	62	60
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.544%, 12/25/2036 (C)	535	365

35	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
3.544%, 12/25/2036 (C)	$837	$596
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.746%, 05/25/2046 (A)(B)	7,646	6,434
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.731%, 02/15/2034 (B)	270	242
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.551%, 04/15/2037 (B)	6,382	5,471
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (A)	4,809	4,782
Dryden 37 Senior Loan Fund, Ser 2015- 37A, Cl A
2.122%, 04/15/2027 (A)(B)	3,860	3,801
Educational Funding of the South, Ser 2011-1, Cl A2
1.269%, 04/25/2035 (B)	2,832	2,741
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.427%, 04/25/2033 (A)(B)	4,600	4,377
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (B)	94	95
First Franklin Mortgage Loan Trust, Ser 2004-FF7, Cl A5
1.427%, 09/25/2034 (B)	4	4
First Franklin Mortgage Loan Trust, Ser 2005-FFH3, Cl M1
0.946%, 09/25/2035 (B)	4,363	4,342
Flatiron CLO, Ser 2013-1A, Cl B
3.370%, 01/17/2026 (A)(B)	500	448
Flatiron CLO, Ser 2014-1A, Cl A1
1.695%, 07/17/2026 (A)(B)	3,510	3,393
Ford Credit Floorplan Master Owner Trust, Ser 2012-5, Cl A
1.490%, 09/15/2019	274	274
Ford Credit Floorplan Master Owner Trust, Ser 2015-1, Cl A1
1.420%, 01/15/2020	119	119
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A2
1.329%, 02/15/2021 (B)	2,506	2,506
Galaxy XIX CLO, Ser 2015-19A, Cl A1A
1.870%, 01/24/2027 (A)(B)	1,750	1,710
GLC II Trust, Ser 2014-A, Cl A
4.000%, 12/18/2020 (A)	618	608
GLC Trust, Ser 2014-A, Cl A
3.000%, 07/15/2021 (A)	537	527

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (A)	$2,319	$2,319
Green Tree Financial, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A)(B)	682	698
Green Tree Financial, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A)(B)	819	837
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.831%, 03/13/2032 (B)	1,100	985
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.793%, 02/20/2032 (B)	675	612
GSAMP Trust, Ser 2006-HE2, Cl A3
0.696%, 03/25/2046 (B)	8,000	7,332
Higher Education Funding I, Ser 2014-1, Cl A
1.443%, 05/25/2034 (A)(B)	3,405	3,304
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
0.607%, 02/25/2036 (B)	934	884
ING IM CLO, Ser 2014-1A, Cl A1
2.120%, 04/18/2026 (A)(B)	3,900	3,809
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	2,063	2,191
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (A)	1,050	1,069
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (A)	2,741	2,699
JGWPT XXXIII LLC, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (A)	1,280	1,277
JPMorgan Mortgage Acquisition, Ser 2007- CH1, Cl AV4
0.566%, 11/25/2036 (B)	177	177
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.897%, 08/27/2037 (A)(B)	5,380	155
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	139	143
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
1.222%, 02/25/2035 (B)	5,110	5,080
Magnetite VI, Ser 2015-6A, Cl CR
2.937%, 09/15/2023 (A)(B)	1,500	1,435
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,620	2,784
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	390	415
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (A)	4,601	4,925

36	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.631%, 12/15/2028 (A)(B)	$548	$529
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (A)	1,191	1,178
Navient Private Education Loan Trust, Ser 2015-CA, Cl A
1.931%, 01/16/2035 (A)(B)	1,820	1,820
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 06/15/2019 (A)	1,035	1,011
Navient Private Education Loan Trust, Ser 2016-AA, Cl A1
1.656%, 07/15/2018 (A)(B)	1,728	1,728
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 09/15/2026 (A)	2,263	2,294
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.706%, 09/15/2026 (A)(B)	639	624
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.937%, 06/25/2031 (B)	5,330	5,067
Navient Student Loan Trust, Ser 2014-2, Cl A
1.067%, 03/25/2043 (B)	6,268	5,845
Navient Student Loan Trust, Ser 2014-3, Cl A
1.047%, 03/25/2043 (B)	6,323	5,907
Navient Student Loan Trust, Ser 2014-4, Cl A
1.047%, 03/25/2043 (B)	4,454	4,163
Navient Student Loan Trust, Ser 2014-8, Cl B
1.927%, 07/26/2049 (B)	134	117
Navient Student Loan Trust, Ser 2014-8, Cl A3
1.036%, 05/27/2031 (B)	300	281
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.867%, 04/25/2023 (B)	1,162	1,148
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.799%, 10/27/2036 (B)	2,063	1,966
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.779%, 01/25/2037 (B)	1,767	1,680
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.729%, 10/25/2033 (B)	2,231	2,074

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.686%, 03/23/2037 (B)	$1,848	$1,722
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.706%, 12/24/2035 (B)	6,032	5,649
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.766%, 03/22/2032 (B)	742	674
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.708%, 11/23/2022 (B)	19	19
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.236%, 04/25/2046 (A)(B)	790	782
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.377%, 11/25/2043 (A)(B)	3,735	3,361
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.027%, 09/25/2042 (A)(B)	6,575	6,292
Northstars Education Finance Authority, Ser 2007-1, Cl A2
1.073%, 01/29/2046 (B)	50	48
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A2
4.000%, 04/25/2054 (A)(C)	343	340
OHA Loan Funding, Ser 2014-1A, Cl A1
2.154%, 10/20/2026 (A)(B)	1,500	1,481
OZLM VII, Ser 2014-7A, Cl A1A
2.040%, 07/17/2026 (A)(B)	2,000	1,955
OZLM VIII, Ser 2014-8A, Cl A1A
1.755%, 10/17/2026 (A)(B)	2,000	1,949
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2004-WCW1, Cl M2
1.447%, 09/25/2034 (B)	194	193
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2004-WWF1, Cl M2
1.447%, 12/25/2034 (B)	44	44
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WCH1, Cl M2
1.207%, 01/25/2036 (B)	1,445	1,436
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WCW2, Cl M1
0.927%, 07/25/2035 (B)	7,350	7,307

37	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WCW2, Cl A2D
0.797%, 07/25/2035 (B)	$1,026	$1,025
Progreso Receivables Funding II LLC, Ser 2014-A, Cl A
3.500%, 07/08/2019 (A)	1,000	1,001
Progreso Receivables Funding LLC, Ser 2015-A, Cl A
3.625%, 02/10/2020 (A)	1,030	1,030
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032 (C)	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
5.806%, 11/25/2033 (C)	433	459
RAMP Trust, Ser 2003-RS11, Cl AI6A
6.001%, 12/25/2033 (C)	397	429
RAMP Trust, Ser 2006-RZ1, Cl A3
0.727%, 03/25/2036 (B)	380	371
RAMP Trust, Ser 2006-RZ3, Cl A2
0.596%, 08/25/2036 (B)	1,706	1,692
RSB BondCo LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,538
Saranac CLO II, Ser 2014-2A, Cl B
2.668%, 02/20/2025 (A)(B)	1,750	1,617
SBA Small Business Investment, Ser 2015- 10A, Cl 1
2.517%, 03/10/2025	655	671
Shackleton CLO, Ser 2013-4A, Cl B1
2.286%, 01/13/2025 (A)(B)	1,450	1,382
SLC Student Loan Trust, Ser 2007-2, Cl A2
1.018%, 05/15/2028 (B)	732	720
SLM Private Education Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (A)	1,036	1,056
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (A)	3,042	3,065
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.477%, 08/15/2018 (A)(B)	1,342	1,331
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (A)	2,622	2,569
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
1.077%, 07/15/2022 (A)(B)	803	798
SLM Private Education Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (A)	669	678
SLM Private Education Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (A)	1,128	1,138

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Private Education Loan Trust, Ser 2014-A, Cl A1
1.026%, 07/15/2022 (A)(B)	$1,481	$1,471
SLM Student Loan Trust, Ser 2003-12, Cl B
1.102%, 03/15/2038 (B)	1,638	1,362
SLM Student Loan Trust, Ser 2003-4, Cl A5D
1.262%, 03/15/2033 (A)(B)	1,716	1,631
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.169%, 04/27/2026 (A)(B)	3,200	3,159
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.789%, 07/25/2023 (B)	2,309	2,249
SLM Student Loan Trust, Ser 2004-8, Cl B
1.079%, 01/25/2040 (B)	433	371
SLM Student Loan Trust, Ser 2004-8A, Cl A5
1.119%, 04/25/2024 (A)(B)	4,914	4,855
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.759%, 10/25/2028 (B)	2,900	2,724
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.719%, 04/25/2025 (B)	223	221
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.819%, 07/27/2026 (B)	890	894
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.759%, 10/27/2031 (B)	2,089	1,960
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.769%, 10/25/2029 (B)	1,657	1,569
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.739%, 01/27/2025 (B)	725	722
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.789%, 01/25/2041 (B)	4,250	3,712
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.719%, 01/25/2021 (B)	2,551	2,445
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.779%, 01/25/2041 (B)	4,250	3,615
SLM Student Loan Trust, Ser 2007-2, Cl B
0.789%, 07/25/2025 (B)	934	731
SLM Student Loan Trust, Ser 2007-2, Cl A3
0.659%, 01/25/2019 (B)	3,561	3,521
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.679%, 07/25/2022 (B)	2,920	2,724
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.659%, 04/25/2019 (B)	3,739	3,683
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.699%, 01/25/2024 (B)	991	978
SLM Student Loan Trust, Ser 2007-6, Cl B
1.469%, 04/27/2043 (B)	966	842
SLM Student Loan Trust, Ser 2008-2, Cl B
1.819%, 01/25/2029 (B)	1,155	984
SLM Student Loan Trust, Ser 2008-3, Cl B
1.819%, 04/25/2029 (B)	1,155	971

38	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-4, Cl B
2.469%, 04/25/2029 (B)	$1,155	$1,029
SLM Student Loan Trust, Ser 2008-5, Cl B
2.469%, 07/25/2029 (B)	1,155	1,032
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.919%, 01/25/2018 (B)	5	5
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.319%, 07/25/2023 (B)	3,010	3,019
SLM Student Loan Trust, Ser 2008-6, Cl B
2.469%, 07/25/2029 (B)	1,155	1,078
SLM Student Loan Trust, Ser 2008-7, Cl B
2.469%, 07/25/2029 (B)	1,155	1,053
SLM Student Loan Trust, Ser 2008-8, Cl B
2.869%, 10/25/2029 (B)	1,155	1,100
SLM Student Loan Trust, Ser 2008-9, Cl A
2.119%, 04/25/2023 (B)	5,537	5,480
SLM Student Loan Trust, Ser 2008-9, Cl B
2.869%, 10/25/2029 (B)	1,155	1,091
SLM Student Loan Trust, Ser 2010-1, Cl A
0.836%, 03/25/2025 (B)	284	273
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.636%, 10/25/2034 (B)	495	474
SLM Student Loan Trust, Ser 2012-6, Cl B
1.436%, 04/27/2043 (B)	1,862	1,648
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.177%, 05/26/2026 (B)	1,094	1,049
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.527%, 08/15/2023 (A)(B)	686	685
SLM Student Loan Trust, Ser 2012-E, Cl A2B
2.177%, 06/15/2045 (A)(B)	568	569
SLM Student Loan Trust, Ser 2012-E, Cl A1
1.177%, 10/16/2023 (A)(B)	545	544
SLM Student Loan Trust, Ser 2013-1, Cl B
2.236%, 11/25/2043 (B)	487	436
SLM Student Loan Trust, Ser 2013-3, Cl B
1.936%, 09/25/2043 (B)	768	691
SLM Student Loan Trust, Ser 2013-4, Cl A
0.977%, 06/25/2027 (B)	2,340	2,265
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (A)	621	615
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (A)	2,986	2,935
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.026%, 03/26/2029 (B)	6,404	6,079
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (A)	2,370	2,332
SMB Private Education Loan Trust, Ser 2015-A, Cl A1
1.026%, 07/17/2023 (A)(B)	470	466

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.426%, 06/15/2027 (A)(B)	$1,812	$1,746
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (A)	1,715	1,717
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.626%, 07/15/2027 (A)(B)	1,902	1,892
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 06/15/2023 (A)	2,823	2,799
SMB Private Education Loan Trust, Ser 2015-C, Cl A1
1.326%, 07/15/2022 (A)(B)	1,899	1,898
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.826%, 06/15/2023 (A)(B)	954	933
SpringCastle America Funding LLC, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (A)	1,666	1,659
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.977%, 09/25/2034 (B)	3,364	3,193
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.036%, 05/25/2035 (B)	6,899	6,900
Trade MAPS 1, Ser 2013-1A, Cl A
1.129%, 12/10/2018 (A)(B)	3,109	3,090
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A2
4.000%, 06/25/2054 (A)(C)	252	249
U.S. Small Business Administration, Ser 2013-20L, Cl 1
3.380%, 12/01/2033	1,068	1,130
U.S. Small Business Administration, Ser 2015-20A, Cl 1
2.520%, 01/01/2035	1,053	1,076
Venture XV CLO, Ser 2013-15A, Cl B1
2.371%, 07/15/2025 (A)(B)	800	765
Venture XVI CLO, Ser 2014-16A, Cl A1L
1.821%, 04/15/2026 (A)(B)	4,020	3,934
VOLT XXX LLC, Ser 2015-NPL1, Cl A1
3.625%, 10/25/2057 (A)(C)	14	14
VOLT XXXI LLC, Ser 2015-NPL2, Cl A1
3.375%, 02/25/2055 (A)(C)	10	10
Voya CLO, Ser 2014-2A, Cl A1
2.070%, 07/17/2026 (A)(B)	500	488

39	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westgate Resorts LLC, Ser 2012-3A, Cl A
2.500%, 03/20/2025 (A)	$86	$86

		375,873

Total Asset-Backed Securities (Cost $522,792) ($ Thousands)		518,737

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
FHLB
5.625%, 06/13/2016	740	751
3.150%, 06/28/2030 (C)	7,510	7,550
1.875%, 03/13/2020	75	77
1.250%, 06/23/2017	1,320	1,320
0.875%, 05/24/2017	100	100
FHLMC
3.500%, 03/15/2045	17,200	17,983
1.620%, 11/21/2019	810	808
FICO STRIPS, PO
8.600%, 09/26/2019	5,655	7,093
1.386%, 11/02/2018	9,315	9,033
1.350%, 08/03/2018	1,480	1,439
1.315%, 05/11/2018	3,620	3,543
1.302%, 04/06/2018	2,920	2,858
1.281%, 02/08/2018	960	942
FNMA
4.500%, 03/01/2045	1,905	2,069
4.000%, 03/01/2039	99,235	105,890
3.500%, 03/15/2045	23,610	24,736
3.000%, 03/15/2043	7,430	7,619
1.750%, 06/08/2018 to 08/17/2018	1,375	1,380
1.329%, 10/09/2019	13,505	12,752
1.250%, 01/30/2017	200	201
1.125%, 04/27/2017	150	151
0.875%, 05/21/2018	250	250
0.500%, 03/30/2016	250	250
Residual Funding Principal STRIPS
1.986%, 10/15/2020	4,950	4,603
Resolution Funding STRIPS
1.830%, 10/15/2019	440	418
Tennessee Valley Authority
4.250%, 09/15/2065	1,904	2,003
3.875%, 02/15/2021	3,090	3,442
2.875%, 09/15/2024	3,748	3,936
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025	1,000	771

Total U.S. Government Agency Obligations (Cost $219,001) ($ Thousands)		223,968

Description	Face Amount(1) ($ Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 2.0%
Chile Government International Bond
3.125%, 01/21/2026	1,185	$1,194
China Government Bond
3.390%, 05/21/2025	CNY 5,000	734
3.380%, 11/21/2024	CNY 3,000	437
3.310%, 11/30/2025	CNY 23,000	3,364
FMS Wertmanagement AoeR
1.000%, 11/21/2017	1,660	1,660
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/2022	2,176	2,282
Israel Government AID Bond
5.500%, 09/18/2033	1,000	1,355
3.601%, 11/01/2024	1,000	820
3.075%, 02/15/2025	1,000	811
3.036%, 08/15/2025	1,000	797
Japan Bank for International Cooperation	JPY
1.750%, 05/28/2020	2,160	2,146
Japan Finance Organization for Municipalities
4.000%, 01/13/2021	3,600	3,952
Japan Treasury Discount Bill
0.000%, 06/10/2016	940,000	8,330
Province of Ontario Canada
1.625%, 01/18/2019	2,250	2,256
Province of Quebec Canada
2.625%, 02/13/2023	5,600	5,754
Republic of Colombia
5.625%, 02/26/2044	6,830	6,164
5.000%, 06/15/2045	200	167
Republic of Indonesia MTN
5.875%, 03/13/2020	190	211
5.875%, 01/15/2024 (A)	1,264	1,398
4.875%, 05/05/2021	500	533
3.750%, 04/25/2022 (A)	360	357
3.750%, 04/25/2022	500	497
Republic of Paraguay
6.100%, 08/11/2044 (A)	835	812
Republic of Peru
6.550%, 03/14/2037	300	361
5.625%, 11/18/2050	2,460	2,632
Republic of Poland
5.000%, 03/23/2022	380	428
4.000%, 01/22/2024	7,630	8,202
Republic of Slovakia
4.375%, 05/21/2022 (A)	1,995	2,268
Republic of Slovenia
5.850%, 05/10/2023 (A)	655	748
5.500%, 10/26/2022 (A)	996	1,121
5.250%, 02/18/2024 (A)	3,600	4,005
Republic of Turkey
5.625%, 03/30/2021	562	595

40	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Face Amount(1) ($ Thousands)	Market Value ($ Thousands)

Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (C)	3,109	$3,792
4.500%, 04/04/2022	2,400	2,456
United Mexican States MTN
6.050%, 01/11/2040	394	438
5.750%, 10/12/2110	1,857	1,764
5.550%, 01/21/2045	20,210	21,069
4.750%, 03/08/2044	726	683
4.125%, 01/21/2026	4,607	4,738
4.000%, 10/02/2023	84	87
3.600%, 01/30/2025	3,190	3,174

Total Sovereign Debt (Cost $101,404) ($ Thousands)		104,592

MUNICIPAL BONDS — 0.4%

California — 0.1%
California State, Build America Project, GO
6.650%, 03/01/2022	70	86
7.600%, 11/01/2040	1,180	1,795
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,300	1,894

		3,775

Nevada — 0.0%
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	1,930	2,843

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,759	2,516

New York — 0.2%
City of New York, Build America Project, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	2,000	2,356
City of New York, Build America Project, GO
5.047%, 10/01/2024	4,000	4,651
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	1,805	1,811

		8,818

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	1,144	1,214

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas — 0.1%
Brazos, Higher Education Authority, Ser 2006-2, Cl A9, RB, GTD STD LNS
0.613%, 12/26/2024 (B)	$1,155	$1,133
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,574	2,258

		3,391

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	213	221

Total Municipal Bonds (Cost $19,195) ($ Thousands)		22,778

	Shares
CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	302,636,471	302,636

Total Cash Equivalent (Cost $302,636) ($ Thousands)		302,636

Total Investments — 106.7% (Cost $5,591,706) ($ Thousands) @		$5,639,265

	Contracts
PURCHASED OPTIONS — 0.0%
March 2016, IMM Euro Dollar Future Call, Expires 03/19/2016,
Strike Price $99.50*	248	$2
March 2016, IMM Euro Dollar Future Put, Expires 03/19/2016,
Strike Price $99.38*	1,309	131
U.S. 10 Year Future Option Put, Expires 03/19/2016,
Strike Price $129.00*	123	23
U.S. 10 Year Future Option Put, Expires 03/19/2016,
Strike Price $127.50*	126	6

Total Purchased Options (Cost $290) ($ Thousands)		162

WRITTEN OPTIONS — 0.0%
March 2016, IMM Euro Dollar Future Call, Expires 03/19/2016 Strike Price $99.25*	(1,634)	(10)

41	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

Description	Contracts	Market Value ($ Thousands)

March 2016, IMM Euro Dollar Future Call, Expires 03/19/2016 Strike Price $99.25*	(110)	$(25)
U.S. 10 Year Futures Option Call, Expires 03/19/2016 Strike Price $130.00*	(77)	(77)

Total Written Options (Premiums Received $149) ($ Thousands)		$(112)

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	197	Mar-2017	$213
90-Day Euro$	(243)	Dec-2017	(300)
90-Day Euro$	(1,589)	Dec-2016	(363)
Euro	(40)	Mar-2016	(7)
Euro-Bobl	(38)	Mar-2016	(59)
Euro-Bond Index	(111)	Mar-2016	(758)
Euro-Bund	(834)	Mar-2016	134
U.S. 2-Year Treasury Note	(161)	Jul-2016	7
U.S. 5-Year Treasury Note	345	Jun-2016	199
U.S. 10-Year Treasury Note	1,005	Jun-2016	(79)
U.S. Long Treasury Bond	(1,526)	Jun-2016	912
U.S. Ultra Long Treasury Bond	923	Jun-2016	472

			$371

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 29, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/12/16	CNY	30,890	USD	4,622	$(78)
04/12/16-05/13/16	EUR	31,416	USD	34,715	525
04/12/16-06/10/16	JPY	3,152,996	USD	26,524	(1,469)
05/13/16	USD	1,945	EUR	1,718	(74)
05/13/16	USD	12,278	CAD	17,164	396

					$(700)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(8,593)	$8,262	$(330)
Barclays PLC	(18,023)	17,469	(554)
Citigroup	(51,948)	52,055	107
UBS	(2,544)	2,621	77

			$(700)

For the period ended February 29, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

42	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

A list of open OTC swap agreements held by the Fund at February 29, 2016, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	2.71%	3 Month USD - LIBOR	8/15/42	$8,210,000	$(1,175)

					$(1,175)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	Berkshire Hathaway Inc.	SELL	1.00	03/20/24	$(2,660)	$(19)
Deutsche Bank	CDS-BRAZIL @ 100 BP4.9 YR	SELL	1.00	12/20/20	(1,079)	161
Deutsche Bank	CDS-BRAZIL @ 100 BP4.9 YR	SELL	1.00	12/20/20	(1,098)	164
Deutsche Bank	CMBX.NA.AAA.8	BUY	0.50	10/17/57	5,800	(31)
Deutsche Bank	CMBX.NA.AAA.8	BUY	0.50	10/17/57	5,700	(32)
Deutsche Bank	CMBX.NA.AAA.8	BUY	0.50	10/17/57	5,800	(32)
Deutsche Bank	CMBX.NA.AAA.8	BUY	0.50	10/17/49	6,100	(4)
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(1,660)	(63)
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(1,900)	(71)
Morgan Stanley	CMBX.NA.AAA.8	BUY	0.50	10/17/57	1,800	(6)
Morgan Stanley	CMBX.NA.AAA.8	BUY	0.50	10/17/57	3,600	(9)
UBS Warburg	CMBX.NA.AAA.8	BUY	0.50	10/17/57	1,800	(4)

						$54

A list of open centrally cleared swap agreements held by the Fund at February 29, 2016, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/43	$5,080	$(1,801)
Morgan Stanley	0.42%	1 - DAY FED FUNDS	6/15/16	2,074,000	1
UBS Warburg	2.76%	REC 3 - Month USD LIBOR	2/15/41	14,124	(2,025)
UBS Warburg	1.90%	REC 3 - Month USD LIBOR	11/30/22	69,440	(2,757)
UBS Warburg	1.90%	REC 3 - Month USD LIBOR	8/31/22	45,600	(1,712)

					$(8,294)

For the period ended February 29, 2016, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $5,283,833 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 29, 2016. The coupon on a step bond changes on a specified date.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 29, 2016 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Securities considered illiquid. The total value of such securities as of February 29, 2016 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(F)	Security is in default on interest payment.

(G)	The rate reported is the effective yield at time of purchase.

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts,

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $5,591,706 ($ Thousands), and the unrealized appreciation and depreciation were $129,512 ($ Thousands) and ($81,953) ($ Thousands), respectively.

43	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

February 29, 2016

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,495,029	$807	$1,495,836
U.S. Treasury Obligations	—	1,488,568	—	1,488,568
Mortgage-Backed Securities	—	1,482,150	—	1,482,150
Asset-Backed Securities	—	518,737	—	518,737
U.S. Government Agency Obligations	—	223,968	—	223,968
Sovereign Debt	—	104,592	—	104,592
Municipal Bonds	—	22,778	—	22,778
Cash Equivalent	302,636	—	—	302,636

Total Investments in Securities	$302,636	$5,335,822	$807	$5,639,265

Other Financial Instruments	Level 1	Level 2	Level 3(1)	Total
Purchased Options	$—	$162	$—	$162
Written Options	—	(112)	—	(112)
Futures Contracts *
Unrealized Appreciation	1,937	—	—	1,937
Unrealized Depreciation	(1,566)	—	—	(1,566)
Forwards Contracts *
Unrealized Appreciation	—	921	—	921
Unrealized Depreciation	—	(1,621)	—	(1,621)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(1,175)	—	(1,175)
Credit Default Swaps *
Unrealized Appreciation	—	325	—	325
Unrealized Depreciation	—	(271)	—	(271)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1	—	1
Unrealized Depreciation	—	(8,295)	—	(8,295)

Total Other Financial Instruments	$371	$(10,065)	$—	$(9,694)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016 , there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

44	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

February 29, 2016

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 29, 2016, the Fund is the seller (“providing protection”) on a total notional amount of $8.4 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(164,757)	$(19,115)	$—	$—	$(183,872)
Maximum potential amount of future payments	6,220,000	2,177,000	—	—	8,397,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	>10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	6,220,000	—	6,220,000
> than 200	—	—	2,177,000	—	—	2,177,000

Total	$—	$—	$2,177,000	$6,220,000	$—	$8,397,000

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Liquidity Fund, L.P.	$256,062	$159,179	$(415,241)	$—	$118
SEI Daily Income Trust, Prime Obligation Fund, Class A	275,149	2,640,073	(2,612,586)	302,636	168

Totals	$531,211	$2,799,252	$(3,027,827)	$302,636	$286

45	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 77.1%

Consumer Discretionary — 19.4%
Adelphia Communications (escrow security)
10.250%, 06/15/2011 (A)	$125	$1
7.875%, 01/15/2009 (A)	250	1
7.750%, 05/01/2009 (A)	75	—
Adelphia Communications (escrow security), Ser B
9.500%, 02/15/2004	25	—
Affinia Group
7.750%, 05/01/2021	1,020	1,051
Affinity Gaming LLC
9.000%, 05/15/2018	7,185	7,257
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (B)	3,805	2,911
AMC Entertainment
5.875%, 02/15/2022	1,000	1,035
5.750%, 06/15/2025	2,880	2,977
American Axle & Manufacturing
6.625%, 10/15/2022	685	694
6.250%, 03/15/2021	605	609
American Builders & Contractors Supply
5.750%, 12/15/2023 (B)	900	927
5.625%, 04/15/2021 (B)	1,210	1,237
American Tire Distributors
10.250%, 03/01/2022 (B)	1,610	1,385
Aramark Services
5.750%, 03/15/2020	3,450	3,562
5.125%, 01/15/2024 (B)	1,525	1,598
Argos
7.125%, 03/15/2023 (B)	2,295	2,347
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,232
Belo
7.750%, 06/01/2027	2,025	2,116
Bon-Ton Department Stores
8.000%, 06/15/2021	10,127	3,696
Boyd Gaming
9.000%, 07/01/2020	1,980	2,089
6.875%, 05/15/2023	1,325	1,361
Brookfield Residential Properties
6.375%, 05/15/2025 (B)	632	504
Burger King Worldwide
6.000%, 04/01/2022 (B)	3,855	4,019
Cablevision Systems
7.750%, 04/15/2018	4,595	4,721
5.875%, 09/15/2022	1,947	1,558
Caesars Entertainment Operating
11.250%, 06/01/2017 (A)	1,645	1,238
9.000%, 02/15/2020 (A)	16,640	12,646
8.500%, 02/15/2020 (A)	1,595	1,204

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020	$3,310	$3,236
Caleres
6.250%, 08/15/2023	1,155	1,143
CCO Holdings LLC
6.625%, 01/31/2022	3,160	3,318
6.500%, 04/30/2021	2,220	2,307
5.875%, 04/01/2024 (B)	3,620	3,697
5.875%, 05/01/2027 (B)	1,776	1,776
5.375%, 05/01/2025 (B)	2,468	2,443
5.125%, 02/15/2023	2,000	1,985
5.125%, 05/01/2023 (B)	1,789	1,776
0.000%, 05/26/2016 (C)	1,820	—
CCO Safari II LLC
6.384%, 10/23/2035 (B)	425	444
CCOH Safari LLC
5.750%, 02/15/2026 (B)	5,279	5,293
Cedar Fair
5.375%, 06/01/2024	2,070	2,132
5.250%, 03/15/2021	2,000	2,068
Century Communities
6.875%, 05/15/2022	2,605	2,312
Chester Downs & Marina LLC
9.250%, 02/01/2020 (B)	7,160	4,869
Chinos Intermediate Holdings, Cl A
7.750%, 05/01/2019 (B)	2,614	640
Cinemark USA
7.375%, 06/15/2021	870	911
5.125%, 12/15/2022	1,100	1,118
4.875%, 06/01/2023	835	835
Claire’s Stores
9.000%, 03/15/2019 (B)	5,305	3,037
8.875%, 03/15/2019	3,700	555
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	4,875	4,248
6.500%, 11/15/2022	5,110	4,893
ClubCorp Club Operations
8.250%, 12/15/2023 (B)	2,050	1,896
CSC Holdings LLC
8.625%, 02/15/2019	2,375	2,553
6.750%, 11/15/2021	1,000	1,015
5.250%, 06/01/2024	2,513	2,149
CST Brands
5.000%, 05/01/2023	350	347
Cumulus Media Holdings
7.750%, 05/01/2019	4,285	1,200
Dana Holding
6.750%, 02/15/2021	1,432	1,454
6.000%, 09/15/2023	1,245	1,189
5.500%, 12/15/2024	1,060	987
5.375%, 09/15/2021	110	106

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DISH DBS
6.750%, 06/01/2021	$2,105	$2,144
5.875%, 07/15/2022	7,394	7,080
5.875%, 11/15/2024	6,765	6,079
5.000%, 03/15/2023	2,900	2,566
Dollar Tree
5.750%, 03/01/2023 (B)	2,460	2,617
DreamWorks Animation
6.875%, 08/15/2020 (B)	1,400	1,407
Empire Today LLC
11.375%, 02/01/2017 (B)	1,841	1,813
ESH Hospitality
5.250%, 05/01/2025 ‡(B)	2,515	2,440
Ferrellgas
6.500%, 05/01/2021	2,650	2,027
Fiat Chrysler Automobiles
5.250%, 04/15/2023	775	732
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A)(B)	3,500	—
General Motors
4.875%, 10/02/2023	965	971
General Motors Financial
4.250%, 05/15/2023	325	316
3.450%, 04/10/2022	520	490
Gibson Brands
8.875%, 08/01/2018 (B)	1,436	847
Goodyear Tire & Rubber
8.750%, 08/15/2020	580	670
6.500%, 03/01/2021	2,490	2,622
5.125%, 11/15/2023	3,030	3,114
Group 1 Automotive
5.250%, 12/15/2023 (B)	1,530	1,434
Guitar Center
9.625%, 04/15/2020 (B)	4,945	3,289
6.500%, 04/15/2019 (B)	5,315	4,544
Gymboree
9.125%, 12/01/2018	860	202
HD Supply
11.500%, 07/15/2020	745	823
7.500%, 07/15/2020	1,567	1,649
5.250%, 12/15/2021 (B)	1,025	1,074
Hillman Group
6.375%, 07/15/2022 (B)	1,180	909
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	420	436
Hot Topic
9.250%, 06/15/2021 (B)	1,800	1,656
iHeartCommunications
14.000%, 02/01/2021	4,869	1,168
10.625%, 03/15/2023	1,305	861
9.000%, 12/15/2019	926	653
9.000%, 03/01/2021	970	661
9.000%, 09/15/2022	3,846	2,577

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B)(D)	$6,153	$5,599
International Game Technology
6.500%, 02/15/2025 (B)	1,320	1,175
6.250%, 02/15/2022 (B)	1,120	1,058
Interval Acquisition
5.625%, 04/15/2023 (B)	3,560	3,498
Isle of Capri Casinos
5.875%, 03/15/2021	740	762
Jarden
6.125%, 11/15/2022	500	517
JC Penney
7.950%, 04/01/2017	998	1,030
6.375%, 10/15/2036	1,160	841
5.750%, 02/15/2018	987	992
L Brands
6.950%, 03/01/2033	1,174	1,162
6.875%, 11/01/2035 (B)	3,310	3,517
6.625%, 04/01/2021	1,225	1,371
5.625%, 02/15/2022	1,995	2,143
5.625%, 10/15/2023	585	623
Landry’s
9.375%, 05/01/2020 (B)	1,867	1,956
Lear
5.375%, 03/15/2024	204	211
5.250%, 01/15/2025	810	843
Liberty Interactive LLC
8.250%, 02/01/2030	2,725	2,684
LIN Television
5.875%, 11/15/2022	1,089	1,096
LKQ
4.750%, 05/15/2023	1,810	1,738
LTF
8.500%, 06/15/2023 (B)	4,603	4,312
M/I Homes
6.750%, 01/15/2021	1,775	1,717
McClatchy
9.000%, 12/15/2022	4,460	3,925
MGM Resorts International
7.750%, 03/15/2022	5,360	5,842
6.625%, 12/15/2021	3,625	3,852
6.000%, 03/15/2023	5,757	5,901
5.250%, 03/31/2020	2,045	2,086
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (B)	13,308	13,241
Monitronics International
9.125%, 04/01/2020	9,855	8,352
Murphy Oil USA
6.000%, 08/15/2023	1,415	1,447
Neiman Marcus Group LLC PIK
8.750%, 10/15/2021 (B)	1,215	732

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Neiman Marcus Group LLC
8.000%, 10/15/2021 (B)	$500	$352
Neptune Finco
10.875%, 10/15/2025 (B)	3,562	3,847
10.125%, 01/15/2023 (B)	7,001	7,535
6.625%, 10/15/2025 (B)	1,210	1,276
Netflix
5.875%, 02/15/2025	2,315	2,425
5.500%, 02/15/2022	544	571
New Albertsons
8.700%, 05/01/2030	1,870	1,659
8.000%, 05/01/2031	9,580	8,215
7.750%, 06/15/2026	135	116
7.450%, 08/01/2029	3,095	2,515
Nexstar Broadcasting
6.875%, 11/15/2020	3,475	3,527
6.125%, 02/15/2022 (B)	4,384	4,209
Nine West Holdings
8.250%, 03/15/2019 (B)	7,880	1,773
Omega US LLC
8.750%, 07/15/2023 (B)	6,808	6,161
Party City Holdings
6.125%, 08/15/2023 (B)	735	720
PF Chang’s China Bistro
10.250%, 06/30/2020 (B)	760	648
Pinnacle Entertainment
7.750%, 04/01/2022	580	632
7.500%, 04/15/2021	3,125	3,250
6.375%, 08/01/2021	945	1,003
PulteGroup
5.500%, 03/01/2026	410	415
Quebecor Media (escrow security)
0.000%, 11/15/2013 (A)	1,800	2
0.000%, 03/15/2016 (A)	2,175	3
QVC
4.375%, 03/15/2023	2,000	1,894
Radio One
9.250%, 02/15/2020 (B)	4,380	3,187
7.375%, 04/15/2022 (B)	4,626	4,082
Radio Systems
8.375%, 11/01/2019 (B)	1,520	1,558
Regal Entertainment Group
5.750%, 03/15/2022	1,705	1,724
5.750%, 06/15/2023	190	187
RSI Home Products
6.500%, 03/15/2023 (B)	1,190	1,214
Sally Holdings LLC
5.750%, 06/01/2022	730	768
5.625%, 12/01/2025	5,143	5,349
Schaeffler Finance
4.750%, 05/15/2023 (B)	865	846

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Schaeffler Holding Finance PIK
6.750%, 11/15/2022 (B)	$2,190	$2,321
Scientific Games International
10.000%, 12/01/2022	5,116	4,016
7.000%, 01/01/2022 (B)	1,190	1,157
Serta Simmons Bedding LLC
8.125%, 10/01/2020 (B)	3,030	3,113
Service International
7.500%, 04/01/2027	1,265	1,451
5.375%, 05/15/2024	1,942	2,066
ServiceMaster
7.250%, 03/01/2038	4,710	4,245
ServiceMaster LLC
7.450%, 08/15/2027	1,400	1,344
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (B)	2,940	3,161
Sinclair Television Group
6.375%, 11/01/2021	150	156
6.125%, 10/01/2022	1,260	1,298
5.625%, 08/01/2024 (B)	6,982	6,964
5.375%, 04/01/2021	4,435	4,496
Sirius XM Radio
6.000%, 07/15/2024 (B)	1,805	1,895
5.875%, 10/01/2020 (B)	2,000	2,090
5.750%, 08/01/2021 (B)	1,375	1,427
5.375%, 04/15/2025 (B)	6,635	6,618
4.625%, 05/15/2023 (B)	2,500	2,438
4.250%, 05/15/2020 (B)	1,400	1,421
Six Flags Entertainment
5.250%, 01/15/2021 (B)	4,850	4,958
Spanish Broadcasting System
12.500%, 04/15/2017 (B)	1,641	1,575
Station Casinos LLC
7.500%, 03/01/2021	3,123	3,260
Taylor Morrison Communities
5.625%, 03/01/2024 (B)	3,255	2,913
TEGNA
5.500%, 09/15/2024 (B)	510	523
4.875%, 09/15/2021 (B)	565	579
Tempur Sealy International
6.875%, 12/15/2020	1,175	1,237
5.625%, 10/15/2023 (B)	2,680	2,720
Time
5.750%, 04/15/2022 (B)	1,190	1,003
Time Warner Cable
6.750%, 06/15/2039	720	726
5.500%, 09/01/2041	975	868
Townsquare Media
6.500%, 04/01/2023 (B)	4,460	4,170
Toys R Us
10.375%, 08/15/2017	8,705	7,312
7.375%, 10/15/2018	2,650	1,908

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tribune Media
5.875%, 07/15/2022 (B)	$3,500	$3,500
UCI International
8.625%, 02/15/2019	1,645	329
Univar USA
6.750%, 07/15/2023 (B)	547	472
Univision Communications
5.125%, 02/15/2025 (B)	3,559	3,483
Viking Cruises
6.250%, 05/15/2025 (B)	5,790	4,893
Vista Outdoor
5.875%, 10/01/2023 (B)	955	986
VTR Finance
6.875%, 01/15/2024 (B)	2,365	2,223
WMG Acquisition
6.000%, 01/15/2021 (B)	873	886
5.625%, 04/15/2022 (B)	550	546
Wynn Las Vegas LLC
5.500%, 03/01/2025 (B)	3,300	3,151
4.250%, 05/30/2023 (B)	487	446
Yum! Brands
6.875%, 11/15/2037	3,750	3,262
5.350%, 11/01/2043	180	131
ZF North America Capital
4.750%, 04/29/2025 (B)	1,545	1,476
4.500%, 04/29/2022 (B)	795	784

		459,662

Consumer Staples — 6.8%
21st Century Oncology
11.000%, 05/01/2023 (B)	870	731
Albea Beauty Holdings
8.375%, 11/01/2019 (B)	1,185	1,237
APX Group
8.750%, 12/01/2020	11,575	9,405
6.375%, 12/01/2019	913	890
Ashtead Capital
6.500%, 07/15/2022 (B)	5,690	5,846
B&G Foods
4.625%, 06/01/2021	700	708
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (B)	3,022	2,992
Bumble Bee Holdings
9.000%, 12/15/2017 (B)	964	978
Central Garden & Pet
6.125%, 11/15/2023	754	769
Ceridian HCM Holding
11.000%, 03/15/2021 (B)	991	818
Concordia Healthcare
9.500%, 10/21/2022 (B)	1,400	1,358
7.000%, 04/15/2023 (B)	2,740	2,384

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Constellation Brands
4.750%, 11/15/2024	$770	$806
4.750%, 12/01/2025	460	481
4.250%, 05/01/2023	635	658
Cott Beverages
6.750%, 01/01/2020	755	794
5.375%, 07/01/2022	2,867	2,853
Crimson Merger Sub
6.625%, 05/15/2022 (B)	1,805	1,300
CVS Health
5.000%, 12/01/2024 (B)	923	1,027
4.750%, 12/01/2022 (B)	1,585	1,735
Darling Ingredients
5.375%, 01/15/2022	1,000	985
Dean Foods
6.500%, 03/15/2023 (B)	1,590	1,673
Diamond Foods
7.000%, 03/15/2019 (B)	900	931
DJO Finco
8.125%, 06/15/2021 (B)	2,080	1,742
Elizabeth Arden
7.375%, 03/15/2021	2,571	1,465
Energizer Holdings
5.500%, 06/15/2025 (B)	1,640	1,624
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (B)	1,650	1,792
4.750%, 10/15/2024 (B)	800	818
4.125%, 10/15/2020 (B)	2,250	2,295
Global A&T Electronics
10.000%, 02/01/2019 (B)	415	289
Grifols Worldwide Operations
5.250%, 04/01/2022	4,491	4,643
Harland Clarke Holdings
9.750%, 08/01/2018 (B)	295	285
9.250%, 03/01/2021 (B)	9,691	6,347
HRG Group
7.875%, 07/15/2019	3,950	4,118
7.750%, 01/15/2022 (B)	2,041	1,934
Immucor
11.125%, 08/15/2019	1,470	1,102
Innovation Ventures LLC
9.500%, 08/15/2019 (B)	2,320	2,390
inVentiv Health PIK
10.000%, 08/15/2018 (B)	732	716
inVentiv Health
10.000%, 08/15/2018	445	415
Jaguar Holding II
6.375%, 08/01/2023 (B)	716	730
JBS USA LLC
5.875%, 07/15/2024 (B)	718	635
5.750%, 06/15/2025 (B)	2,260	1,944

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JLL PIK
8.750%, 05/01/2020 (B)	$800	$712
KeHE Distributors LLC
7.625%, 08/15/2021 (B)	1,900	1,919
Kinetic Concepts
7.875%, 02/15/2021 (B)	1,207	1,243
Kronos Acquisition Holdings
9.000%, 08/15/2023 (B)	1,540	1,340
Pinnacle Foods Finance LLC
5.875%, 01/15/2024 (B)	1,180	1,245
Post Holdings
8.000%, 07/15/2025 (B)	595	656
7.750%, 03/15/2024 (B)	2,405	2,634
7.375%, 02/15/2022	2,840	3,010
6.750%, 12/01/2021 (B)	155	165
6.000%, 12/15/2022 (B)	1,635	1,698
Prestige Brands
5.375%, 12/15/2021 (B)	1,755	1,733
Quintiles Transnational
4.875%, 05/15/2023 (B)	3,059	3,143
Rite Aid
7.700%, 02/15/2027	3,225	3,830
6.875%, 12/15/2028 (B)	210	235
6.125%, 04/01/2023 (B)	6,757	7,213
Spectrum Brands
6.625%, 11/15/2022	2,240	2,411
6.375%, 11/15/2020	480	506
6.125%, 12/15/2024	2,363	2,499
5.750%, 07/15/2025	1,285	1,354
Sterigenics-Nordion Holdings LLC
6.500%, 05/15/2023 (B)	3,445	3,238
SUPERVALU
7.750%, 11/15/2022	3,965	3,093
6.750%, 06/01/2021	5,985	4,728
TreeHouse Foods
6.000%, 02/15/2024 (B)	415	437
Truven Health Analytics
10.625%, 06/01/2020	1,598	1,712
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (B)	2,095	1,917
7.000%, 10/01/2020 (B)	4,300	4,053
6.750%, 08/15/2021 (B)	1,165	1,060
6.125%, 04/15/2025 (B)	6,647	5,579
5.875%, 05/15/2023 (B)	3,127	2,638
5.500%, 03/01/2023 (B)	3,967	3,303
5.375%, 03/15/2020 (B)	1,697	1,536
Valeant Pharmaceuticals International (escrow security)
7.500%, 07/15/2021 (B)	6,930	6,531
6.750%, 08/15/2018 (B)	1,895	1,829
Vector Group
7.750%, 02/15/2021	2,030	2,162

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vizient
10.375%, 03/01/2024 (B)	$3,227	$3,413

		161,418

Energy — 6.2%
Access Midstream Partners
4.875%, 05/15/2023	120	98
Alpha Natural Resources
6.250%, 06/01/2021 (A)	805	2
6.000%, 06/01/2019 (A)	2,300	6
American Energy-Permian Basin LLC
8.000%, 06/15/2020 (B)	3,158	2,345
American Greetings
7.375%, 12/01/2021	390	398
Antero Resources
5.125%, 12/01/2022	825	703
Antero Resources Finance
6.000%, 12/01/2020	170	152
5.375%, 11/01/2021	435	376
Atlas Energy Holdings Operating LLC
9.250%, 08/15/2021	1,950	273
7.750%, 01/15/2021	1,350	189
Atwood Oceanics
6.500%, 02/01/2020	1,333	560
Basic Energy Services
7.750%, 02/15/2019	3,640	673
7.750%, 10/15/2022	1,210	227
Bellatrix Exploration
8.500%, 05/15/2020 (B)	2,206	993
Berry Petroleum LLC
6.750%, 11/01/2020	1,408	155
6.375%, 09/15/2022	3,429	368
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	5,457	4,093
BreitBurn Energy Partners
8.625%, 10/15/2020	640	66
7.875%, 04/15/2022	3,050	305
California Resources
8.000%, 12/15/2022 (B)	1,036	259
Calumet Specialty Products Partners
7.625%, 01/15/2022	1,935	1,154
Carrizo Oil & Gas
7.500%, 09/15/2020	400	310
6.250%, 04/15/2023	396	281
CHC Helicopter
9.250%, 10/15/2020	501	178
Chesapeake Energy
8.000%, 12/15/2022 (B)	1,245	486
3.872%, 04/15/2019 (C)	330	66
Cloud Peak Energy Resources LLC
8.500%, 12/15/2019	1,223	489

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comstock Resources
10.000%, 03/15/2020 (B)	$940	$341
Concho Resources
5.500%, 04/01/2023	365	339
CONSOL Energy
5.875%, 04/15/2022	2,550	1,664
Continental Resources
5.000%, 09/15/2022	1,673	1,270
4.900%, 06/01/2044	462	283
Crestwood Midstream Partners
6.250%, 04/01/2023 (B)	490	348
6.125%, 03/01/2022	360	259
CSI Compressco
7.250%, 08/15/2022	215	123
Denbury Resources
5.500%, 05/01/2022	1,175	367
4.625%, 07/15/2023	1,933	561
Encana
7.200%, 11/01/2031	75	50
Endeavor Energy Resources
7.000%, 08/15/2021 (B)	4,800	4,080
Energy Transfer Equity
5.875%, 01/15/2024	9,045	7,462
5.500%, 06/01/2027	1,541	1,164
Energy Transfer Partners
6.625%, 10/15/2036	920	767
6.500%, 02/01/2042	155	125
6.125%, 12/15/2045	2,560	2,105
6.050%, 06/01/2041	160	123
5.200%, 02/01/2022	680	588
5.150%, 02/01/2043	255	186
4.900%, 03/15/2035	840	610
EP Energy LLC
9.375%, 05/01/2020	2,228	652
7.750%, 09/01/2022	700	189
EV Energy Partners
8.000%, 04/15/2019	1,160	255
EXCO Resources
8.500%, 04/15/2022	555	57
Exterran Partners
6.000%, 04/01/2021	525	343
Genesis Energy
6.750%, 08/01/2022	1,862	1,555
6.000%, 05/15/2023	1,884	1,451
5.750%, 02/15/2021	370	305
Gibson Energy
6.750%, 07/15/2021 (B)	5,200	4,420
Halcon Resources
13.000%, 02/15/2022 (B)	1,387	208
8.625%, 02/01/2020 (B)	1,175	649
Hiland Partners
7.250%, 10/01/2020 (B)	2,035	2,044
5.500%, 05/15/2022 (B)	2,569	2,341

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

IronGate Energy Services LLC
11.000%, 07/01/2018 (B)	$500	$202
Jupiter Resources
8.500%, 10/01/2022 (B)	5,000	1,625
Kinder Morgan
5.000%, 02/15/2021 (B)	580	538
Kosmos Energy
7.875%, 08/01/2021	4,505	3,480
Laredo Petroleum
7.375%, 05/01/2022	585	376
Legacy Reserves
8.000%, 12/01/2020	2,250	242
6.625%, 12/01/2021	2,085	208
Linn Energy LLC
8.625%, 04/15/2020	110	5
7.750%, 02/01/2021	1,740	68
6.250%, 11/01/2019	5,110	217
MEG Energy
7.000%, 03/31/2024 (B)	4,650	2,139
6.500%, 03/15/2021 (B)	326	157
6.375%, 01/30/2023 (B)	3,450	1,630
Memorial Production Partners
7.625%, 05/01/2021	4,420	1,016
6.875%, 08/01/2022	5,840	1,256
Midstates Petroleum
10.750%, 10/01/2020	3,459	78
10.000%, 06/01/2020	1,250	337
9.250%, 06/01/2021	485	11
Milagro Oil & Gas
10.500%, 05/15/2016 (A)	1,950	536
MPLX
5.500%, 02/15/2023 (B)	970	866
4.875%, 12/01/2024 (B)	2,355	1,924
4.875%, 06/01/2025 (B)	2,800	2,284
Murray Energy
11.250%, 04/15/2021 (B)	4,075	469
Newfield Exploration
5.750%, 01/30/2022	395	370
5.375%, 01/01/2026	1,385	1,198
NGL Energy Partners
6.875%, 10/15/2021	1,700	977
Noble Energy
5.625%, 05/01/2021	1,635	1,476
NuStar Logistics
6.750%, 02/01/2021	1,480	1,258
Oasis Petroleum
6.875%, 03/15/2022	1,155	676
6.875%, 01/15/2023	555	320
ONEOK
7.500%, 09/01/2023	1,720	1,488

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pacific Drilling
5.375%, 06/01/2020 (B)	$2,722	$544
Parker Drilling
6.750%, 07/15/2022	4,945	2,880
PBF Holding LLC
7.000%, 11/15/2023 (B)	1,073	925
PBF Logistics
6.875%, 05/15/2023	2,525	2,052
Peabody Energy
6.500%, 09/15/2020	160	3
6.250%, 11/15/2021	1,555	41
Petrobras Global Finance
6.850%, 06/05/2115	955	593
Petrobras International Finance
6.750%, 01/27/2041	1,940	1,212
Range Resources
4.875%, 05/15/2025 (B)	1,895	1,639
Regency Energy Partners
5.875%, 03/01/2022	1,967	1,728
5.750%, 09/01/2020	133	124
5.500%, 04/15/2023	1,972	1,656
5.000%, 10/01/2022	2,030	1,688
Rockies Express Pipeline LLC
6.000%, 01/15/2019 (B)	1,655	1,547
5.625%, 04/15/2020 (B)	3,595	3,205
Rose Rock Midstream
5.625%, 07/15/2022	6,191	3,498
5.625%, 11/15/2023	200	110
RSP Permian
6.625%, 10/01/2022 (B)	340	304
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	1,955	1,862
5.750%, 05/15/2024	2,700	2,486
5.625%, 02/01/2021	4,920	4,695
5.625%, 04/15/2023	2,070	1,910
5.625%, 03/01/2025	6,500	5,899
Sanchez Energy
7.750%, 06/15/2021	110	44
6.125%, 01/15/2023	875	311
SandRidge Energy
8.750%, 01/15/2020	280	17
8.750%, 06/01/2020 (B)	676	130
8.125%, 10/15/2022	2,535	139
7.500%, 02/15/2023 (A)	4,790	270
SemGroup
7.500%, 06/15/2021	1,970	1,492
SESI LLC
7.125%, 12/15/2021	2,000	1,228
Seventy Seven Energy
6.500%, 07/15/2022	395	6
SM Energy
6.500%, 01/01/2023	2,094	833
6.125%, 11/15/2022	1,357	590
5.625%, 06/01/2025	405	163

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Summit Midstream Holdings LLC
7.500%, 07/01/2021	$1,200	$900
5.500%, 08/15/2022	1,100	715
Targa Resources Partners
6.750%, 03/15/2024 (B)	3,095	2,623
6.625%, 10/01/2020 (B)	1,970	1,743
5.250%, 05/01/2023	1,050	822
4.125%, 11/15/2019	225	199
Tesoro Logistics
6.250%, 10/15/2022 (B)	355	326
6.125%, 10/15/2021	440	405
5.875%, 10/01/2020	969	911
5.500%, 10/15/2019 (B)	355	332
Trinidad Drilling
7.875%, 01/15/2019 (B)	880	695
Ultra Petroleum
6.125%, 10/01/2024 (B)	610	31
Unit
6.625%, 05/15/2021	2,719	1,278
Vanguard Natural Resources LLC
7.875%, 04/01/2020	545	60
Walter Energy
9.875%, 12/15/2020 (A)	4,200	1
8.500%, 04/15/2021 (A)	2,060	—
Weatherford International
5.950%, 04/15/2042	1,020	597
Western Refining Logistics
7.500%, 02/15/2023	1,565	1,330
Whiting Petroleum
6.500%, 10/01/2018	670	248
6.250%, 04/01/2023	2,120	970
5.750%, 03/15/2021	1,730	809
Williams Partners
6.300%, 04/15/2040	345	268
6.125%, 07/15/2022	625	550
5.800%, 11/15/2043	355	253
5.400%, 03/04/2044	285	199
4.900%, 01/15/2045	1,455	960
4.875%, 03/15/2024	1,630	1,302
4.000%, 09/15/2025	500	381
3.900%, 01/15/2025	765	570
3.600%, 03/15/2022	295	231
WPX Energy
8.250%, 08/01/2023	1,689	1,047
5.250%, 09/15/2024	510	276

		146,772

Financials — 7.4%
AAF Holdings LLC PIK
12.000%, 07/01/2019 (B)	1,072	858

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Financial
8.000%, 03/15/2020	$1,699	$1,890
8.000%, 11/01/2031	500	551
5.750%, 11/20/2025	3,225	3,128
5.125%, 09/30/2024	8,324	8,386
4.625%, 05/19/2022	1,150	1,149
4.625%, 03/30/2025	1,640	1,591
4.125%, 03/30/2020	1,330	1,323
3.500%, 01/27/2019	3,150	3,095
Alphabet Holding PIK
7.750%, 11/01/2017	2,720	2,727
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	1,938
Aventine (escrow security)
0.000%, 10/15/2049 (A)(E)(F)(G)	2,600	1
Bank of America
8.000%, 12/29/2049 (C)	2,290	2,290
6.500%, 12/31/2049 (C)	3,435	3,504
5.125%, 12/31/2049 (C)	1,947	1,801
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,500	1,500
7.000%, 04/01/2021 (B)	4,040	1,414
CIT Group
6.625%, 04/01/2018 (B)	300	315
5.500%, 02/15/2019 (B)	3,135	3,245
5.250%, 03/15/2018	456	469
3.875%, 02/19/2019	1,445	1,438
Citigroup
5.950%, 12/29/2049 (C)	1,950	1,843
City National Bank
9.000%, 08/12/2019	4,062	4,916
Communications Sales & Leasing
8.250%, 10/15/2023 ‡	2,040	1,821
6.000%, 04/15/2023 ‡(B)	3,609	3,482
Corrections Corp of America
5.000%, 10/15/2022 ‡	340	350
4.625%, 05/01/2023 ‡	1,575	1,583
4.125%, 04/01/2020 ‡	695	700
Credit Accaptance
7.375%, 03/15/2023	5,395	5,098
Credit Acceptance
6.125%, 02/15/2021	640	595
Credit Suisse Group
7.500%, 12/11/2048 (B)	1,365	1,314
Crown Castle International
4.875%, 04/15/2022 ‡	2,495	2,607
4.450%, 02/15/2026 ‡	845	857
CTR Partnership
5.875%, 06/01/2021 ‡	2,680	2,606
CyrusOne
6.375%, 11/15/2022	65	66

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Denali Borrower LLC
5.625%, 10/15/2020 (B)	$1,210	$1,273
Equinix
5.875%, 01/15/2026 ‡	2,075	2,168
5.750%, 01/01/2025 ‡	1,150	1,190
5.375%, 01/01/2022 ‡	255	265
5.375%, 04/01/2023 ‡	600	642
4.875%, 04/01/2020 ‡	2,785	2,889
FelCor Lodging
6.000%, 06/01/2025	148	152
First Data
5.375%, 08/15/2023 (B)	2,499	2,599
Genworth Holdings
7.625%, 09/24/2021	7,340	4,826
6.500%, 06/15/2034	315	172
Geo Group
6.625%, 02/15/2021 ‡	475	489
5.875%, 01/15/2022 ‡	1,665	1,678
5.875%, 10/15/2024 ‡	1,050	1,032
5.125%, 04/01/2023 ‡	660	630
GLP Capital
4.875%, 11/01/2020	429	434
HUB International
9.250%, 02/15/2021 (B)	1,710	1,748
7.875%, 10/01/2021 (B)	5,795	5,187
Infinity Acquisition LLC
7.250%, 08/01/2022 (B)	805	676
Iron Mountain
6.000%, 10/01/2020 ‡(B)	2,470	2,618
6.000%, 08/15/2023 ‡	790	840
James Hardie International Finance
5.875%, 02/15/2023 (B)	2,255	2,244
Jefferies Finance LLC
6.875%, 04/15/2022 (B)	3,785	2,668
JPMorgan Chase
7.900%, 04/29/2049 (C)	1,967	1,962
6.750%, 08/29/2049 (C)	4,945	5,242
6.000%, 12/29/2049 (C)	4,870	4,821
Kennedy-Wilson
5.875%, 04/01/2024	500	479
Lamar Media
5.750%, 02/01/2026 (B)	1,689	1,749
Lloyds Banking Group
7.500%, 12/01/2099 (C)	9,055	8,466
Mattamy Group
6.500%, 11/15/2020 (B)	1,795	1,553
Millennium (escrow security)
7.625%, 11/15/2026 (A)	200	—
Morgan Stanley
5.550%, 12/29/2049 (C)	2,630	2,551
MPT Operating Partnership
6.375%, 03/01/2024 ‡	1,542	1,581

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MSCI
5.750%, 08/15/2025 (B)	$1,285	$1,386
5.250%, 11/15/2024 (B)	1,670	1,766
National Life Insurance
10.500%, 09/15/2039 (B)	1,100	1,634
Nationstar Mortgage LLC
6.500%, 08/01/2018	1,350	1,320
6.500%, 07/01/2021	1,000	881
6.500%, 06/01/2022	2,000	1,700
Opal Acquisition
8.875%, 12/15/2021 (B)	4,600	3,427
Popular
7.000%, 07/01/2019	2,718	2,602
Quicken Loans
5.750%, 05/01/2025 (B)	4,910	4,591
RHP Hotel Properties
5.000%, 04/15/2021 ‡	2,671	2,685
5.000%, 04/15/2023 ‡	1,100	1,097
Royal Bank of Scotland Group
8.000%, 12/29/2049 (C)	2,465	2,249
5.125%, 05/28/2024	780	748
Santander Issuances
5.179%, 11/19/2025	400	372
US Bancorp
5.125%, 12/29/2049 (C)	2,605	2,614
USI
7.750%, 01/15/2021 (B)	1,690	1,555
Voya Financial
5.650%, 05/15/2053 (C)	2,050	1,904
Walter Investment Management
7.875%, 12/15/2021	1,363	971
Wells Fargo
7.980%, 03/29/2049 (C)	1,950	2,006
Wilton Re Finance LLC
5.875%, 03/30/2033 (B)(C)	2,400	2,601
XL Capital
6.500%, 12/31/2049 (C)	1,530	1,071
York Risk Services Holding
8.500%, 10/01/2022 (B)	2,000	1,510

		175,965

Health Care — 7.2%
Acadia Healthcare
6.500%, 03/01/2024 (B)	930	960
6.125%, 03/15/2021	1,100	1,128
5.625%, 02/15/2023	2,570	2,596
5.125%, 07/01/2022	2,080	2,062
Alere
6.500%, 06/15/2020	230	238
6.375%, 07/01/2023 (B)	545	598
Amsurg
5.625%, 11/30/2020	4,375	4,512
5.625%, 07/15/2022	2,675	2,755

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aurora Diagnostics Holdings
10.750%, 01/15/2018	$5,820	$4,540
Centene Escrow
6.125%, 02/15/2024 (B)	1,863	1,977
5.625%, 02/15/2021 (B)	2,177	2,275
CHS
8.000%, 11/15/2019	1,200	1,134
7.125%, 07/15/2020	2,300	2,070
6.875%, 02/01/2022	2,063	1,769
5.125%, 08/01/2021	2,000	2,010
DaVita HealthCare Partners
5.125%, 07/15/2024	5,573	5,671
5.000%, 05/01/2025	7,123	7,105
Endo
6.000%, 07/15/2023 (B)	1,935	1,954
Endo Finance LLC
6.000%, 02/01/2025 (B)	6,582	6,549
ExamWorks Group
5.625%, 04/15/2023	2,350	2,362
HCA
7.500%, 02/15/2022	8,860	10,010
5.875%, 03/15/2022	2,050	2,199
5.875%, 05/01/2023	4,785	5,024
5.875%, 02/15/2026	3,810	3,924
5.375%, 02/01/2025	9,301	9,476
5.250%, 04/15/2025	3,100	3,193
5.000%, 03/15/2024	2,900	2,958
4.750%, 05/01/2023	1,000	1,016
HCA Holdings
6.250%, 02/15/2021	15	16
HealthSouth
5.750%, 11/01/2024 (B)	3,746	3,783
5.750%, 09/15/2025 (B)	2,851	2,830
5.125%, 03/15/2023	620	611
Hill-Rom Holdings
5.750%, 09/01/2023 (B)	3,573	3,671
Hologic
5.250%, 07/15/2022 (B)	980	1,026
IASIS Healthcare LLC
8.375%, 05/15/2019	6,256	5,943
inVentiv Health
9.000%, 01/15/2018 (B)	1,360	1,387
Kindred Healthcare
8.750%, 01/15/2023	1,192	1,070
8.000%, 01/15/2020	2,854	2,640
6.375%, 04/15/2022	5,620	4,594
Kinetic Concepts
12.500%, 11/01/2019	860	667
10.500%, 11/01/2018	2,780	2,565
LifePoint Health
5.875%, 12/01/2023	2,035	2,116
5.500%, 12/01/2021	4,000	4,130

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mallinckrodt International Finance
5.750%, 08/01/2022 (B)	$2,720	$2,686
5.625%, 10/15/2023 (B)	2,330	2,289
5.500%, 04/15/2025 (B)	2,213	2,086
4.875%, 04/15/2020 (B)	568	563
4.750%, 04/15/2023	1,700	1,500
MEDNAX
5.250%, 12/01/2023 (B)	2,112	2,189
Molina Healthcare
5.375%, 11/15/2022 (B)	533	540
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (B)	1,525	1,536
Prestige Brands
6.375%, 03/01/2024 (B)	330	340
Select Medical
6.375%, 06/01/2021	2,905	2,614
Surgical Care Affiliates
6.000%, 04/01/2023 (B)	894	869
Team Health
7.250%, 12/15/2023 (B)	1,776	1,865
Tenet Healthcare
8.125%, 04/01/2022	5,040	4,955
8.000%, 08/01/2020	2,200	2,222
6.750%, 02/01/2020	1,997	1,917
6.750%, 06/15/2023	8,085	7,327
6.000%, 10/01/2020	550	584
5.500%, 03/01/2019	2,704	2,603
4.750%, 06/01/2020	245	247
4.500%, 04/01/2021	510	507
4.012%, 06/15/2020 (B)(C)	733	722
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (B)	1,000	918

		170,193

Industrials — 8.1%
ACCO Brands
6.750%, 04/30/2020	1,575	1,666
Actuant
5.625%, 06/15/2022	4,000	4,040
ADT
6.250%, 10/15/2021	1,805	1,760
3.500%, 07/15/2022	1,400	1,172
AECOM
5.875%, 10/15/2024	1,200	1,194
5.750%, 10/15/2022	175	177
AerCap Ireland Capital
4.625%, 10/30/2020	1,210	1,230
4.625%, 07/01/2022	380	381
4.500%, 05/15/2021	3,780	3,808
3.750%, 05/15/2019	375	375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aerojet Rocketdyne Holdings
7.125%, 03/15/2021	$1,595	$1,615
Air Medical Merger Sub
6.375%, 05/15/2023 (B)	4,190	3,645
Aircastle
7.625%, 04/15/2020	720	789
5.125%, 03/15/2021	460	461
Allegion
5.875%, 09/15/2023	645	676
Allegion US Holding
5.750%, 10/01/2021	1,120	1,173
Apex Tool Group LLC
7.000%, 02/01/2021 (B)	2,165	1,624
Ardagh Finance Holdings
8.625%, 06/15/2019 (B)	1,392	1,298
Ardagh Packaging Finance
9.125%, 10/15/2020 (B)	2,555	2,638
7.000%, 11/15/2020 (B)	47	43
6.750%, 01/31/2021 (B)	235	221
6.000%, 06/30/2021 (B)	4,814	4,405
3.512%, 12/15/2019 (B)(C)	715	695
Associated Materials LLC
9.125%, 11/01/2017	525	367
Avis Budget Car Rental LLC
5.500%, 04/01/2023	1,512	1,432
5.250%, 03/15/2025 (B)	1,975	1,748
5.125%, 06/01/2022 (B)	250	234
Beacon Roofing Supply
6.375%, 10/01/2023 (B)	1,345	1,419
BlueLine Rental Finance
7.000%, 02/01/2019 (B)	1,175	861
Bombardier
7.750%, 03/15/2020 (B)	250	200
7.500%, 03/15/2025 (B)	1,605	1,127
Builders FirstSource
10.750%, 08/15/2023 (B)	1,970	1,836
7.625%, 06/01/2021 (B)	1,668	1,693
BWAY Holding
9.125%, 08/15/2021 (B)	2,104	1,746
CEB
5.625%, 06/15/2023 (B)	274	278
Cemex
7.250%, 01/15/2021 (B)	1,860	1,860
Cenveo
11.500%, 05/15/2017	4,085	1,950
8.500%, 09/15/2022 (B)	1,825	675
6.000%, 08/01/2019 (B)	6,192	4,505
CEVA Group
7.000%, 03/01/2021 (B)	950	765
Clean Harbors
5.250%, 08/01/2020	2,940	2,947

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Industrial Capital LLC
4.375%, 11/06/2020	$1,360	$1,306
CPG LLC
8.000%, 10/01/2021 (B)	570	524
DigitalGlobe
5.250%, 02/01/2021 (B)	4,900	4,263
EnPro Industries
5.875%, 09/15/2022	278	270
FGI Operating LLC
7.875%, 05/01/2020	1,590	922
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	2,955	2,959
Gardner Denver
6.875%, 08/15/2021 (B)	2,846	1,893
GCP Applied Technologies
9.500%, 02/01/2023 (B)	3,951	4,228
General Cable
5.750%, 10/01/2022	1,495	1,088
GFL Escrow
9.875%, 02/01/2021 (B)	1,195	1,213
Gibraltar Industries
6.250%, 02/01/2021	661	664
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,625	1,515
H&E Equipment Services
7.000%, 09/01/2022	1,145	1,091
Hertz
7.500%, 10/15/2018	400	405
7.375%, 01/15/2021	435	432
6.250%, 10/15/2022	1,120	1,065
5.875%, 10/15/2020	1,555	1,508
Huntington Ingalls Industries
5.000%, 12/15/2021 (B)	425	447
5.000%, 11/15/2025 (B)	294	308
Icahn Enterprises
6.000%, 08/01/2020	3,400	3,162
5.875%, 02/01/2022	3,650	3,185
4.875%, 03/15/2019	2,961	2,746
International Lease Finance
6.250%, 05/15/2019	675	724
5.875%, 04/01/2019	2,610	2,757
5.875%, 08/15/2022	1,760	1,872
4.625%, 04/15/2021	180	182
Jack Cooper Holdings
9.250%, 06/01/2020 (B)	1,510	1,132
JCH Parent PIK
10.500%, 03/15/2019 (B)	540	291
KLX
5.875%, 12/01/2022 (B)	2,380	2,267
Kratos Defense & Security Solutions
7.000%, 05/15/2019	1,057	761

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Masonite International
5.625%, 03/15/2023 (B)	$1,135	$1,175
MTW Foodservice Escrow
9.500%, 02/15/2024 (B)	880	927
NCI Building Systems
8.250%, 01/15/2023 (B)	1,580	1,635
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	9,105	9,219
4.500%, 10/01/2020	1,425	1,464
Nielsen Luxembourg
5.500%, 10/01/2021 (B)	490	508
Nortek
8.500%, 04/15/2021	1,950	2,013
Novelis
8.375%, 12/15/2017	2,000	1,990
OPE KAG Finance Sub
7.875%, 07/31/2023 (B)	1,340	1,300
Orbital ATK
5.500%, 10/01/2023 (B)	900	929
5.250%, 10/01/2021	620	632
Oshkosh
5.375%, 03/01/2022	575	579
5.375%, 03/01/2025	588	581
Plastipak Holdings
6.500%, 10/01/2021 (B)	1,650	1,584
Reynolds Group Issuer
9.875%, 08/15/2019	2,449	2,523
9.000%, 04/15/2019	2,865	2,876
8.250%, 02/15/2021	3,419	3,359
6.875%, 02/15/2021	2,375	2,458
5.750%, 10/15/2020	9,568	9,831
RR Donnelley & Sons
7.625%, 06/15/2020	1,297	1,271
Sensata Technologies
5.000%, 10/01/2025 (B)	2,586	2,541
4.875%, 10/15/2023 (B)	1,000	987
Sensata Technologies UK Financing
6.250%, 02/15/2026 (B)	3,030	3,204
Standard Industries
6.000%, 10/15/2025 (B)	1,341	1,363
5.500%, 02/15/2023 (B)	337	341
5.125%, 02/15/2021 (B)	442	451
StandardAero Aviation Holdings
10.000%, 07/15/2023 (B)	6,660	6,194
Summit Materials LLC
8.500%, 04/15/2022 (B)	800	806
6.125%, 07/15/2023	1,710	1,526
Terex
6.500%, 04/01/2020	700	665
6.000%, 05/15/2021	3,750	3,544
TransDigm
6.500%, 07/15/2024	1,155	1,126
6.500%, 05/15/2025 (B)	1,670	1,603
6.000%, 07/15/2022	230	225

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trinseo Materials Operating
6.750%, 05/01/2022 (B)	$200	$188
Triumph Group
4.875%, 04/01/2021	1,040	832
United Airlines, Pass-Through Trust
9.020%, 04/19/2012 (A)	348	1
United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	475	482
United Rentals North America
8.250%, 02/01/2021	1,068	1,121
7.625%, 04/15/2022	755	803
6.125%, 06/15/2023	1,020	1,046
5.750%, 11/15/2024	2,610	2,544
5.500%, 07/15/2025	460	437
USG
5.500%, 03/01/2025 (B)	2,702	2,756
Vander Intermediate Holding II PIK
9.750%, 02/01/2019 (B)	685	235
XPO Logistics
6.500%, 06/15/2022 (B)	3,205	3,033

		190,817

Information Technology — 5.7%
ACI Worldwide
6.375%, 08/15/2020 (B)	830	848
Activision Blizzard
5.625%, 09/15/2021 (B)	2,500	2,628
Advanced Micro Devices
7.750%, 08/01/2020	3,925	2,679
7.500%, 08/15/2022	3,325	2,161
7.000%, 07/01/2024	3,380	2,113
Amkor Technology
6.625%, 06/01/2021	1,090	1,003
6.375%, 10/01/2022	2,515	2,270
Anixter
5.500%, 03/01/2023 (B)	1,390	1,334
5.125%, 10/01/2021	3,432	3,329
Aspect Software
10.625%, 05/15/2017 (A)	915	590
Audatex North America
6.125%, 11/01/2023 (B)	3,570	3,606
6.000%, 06/15/2021 (B)	2,170	2,191
Bankrate
6.125%, 08/15/2018 (B)	3,170	3,138
Belden
5.500%, 09/01/2022 (B)	1,190	1,148
Blackboard
7.750%, 11/15/2019 (B)	870	700

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BMC Software Finance
8.125%, 07/15/2021 (B)	$8,700	$5,524
Boxer Parent PIK
9.000%, 10/15/2019 (B)	5,575	2,913
CDW LLC
5.500%, 12/01/2024	1,650	1,704
5.000%, 09/01/2023	2,250	2,306
Cimpress
7.000%, 04/01/2022 (B)	1,078	1,046
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (B)	3,855	3,816
EarthLink Holdings
7.375%, 06/01/2020	1,950	1,965
Emdeon
6.000%, 02/15/2021 (B)	1,758	1,635
Entegris
6.000%, 04/01/2022 (B)	3,590	3,635
First Data
7.000%, 12/01/2023 (B)	6,190	6,190
6.750%, 11/01/2020 (B)	4,542	4,794
5.750%, 01/15/2024 (B)	7,960	8,010
5.000%, 01/15/2024 (B)	4,208	4,274
IMS Health
6.000%, 11/01/2020 (B)	1,585	1,639
Infor Software Parent LLC
7.125%, 05/01/2021 (B)	1,665	1,170
Infor US
6.500%, 05/15/2022 (B)	6,952	6,031
5.750%, 08/15/2020 (B)	540	544
Italics
7.125%, 07/15/2023 (B)	1,165	1,072
Magnachip Semiconductor
6.625%, 07/15/2021	1,170	866
Micron Technology
5.875%, 02/15/2022	1,784	1,639
5.625%, 01/15/2026 (B)	340	275
5.500%, 02/01/2025	1,705	1,432
5.250%, 01/15/2024 (B)	2,150	1,806
Microsemi
9.125%, 04/15/2023 (B)	2,780	2,940
NCR
5.000%, 07/15/2022	2,731	2,588
NeuStar
4.500%, 01/15/2023	2,365	1,910
NXP
5.750%, 02/15/2021 (B)	3,050	3,172
5.750%, 03/15/2023 (B)	3,400	3,519
Plantronics
5.500%, 05/31/2023 (B)	810	774
Project Homestake Merger
8.875%, 03/01/2023 (B)	1,530	1,362

12	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Qorvo
7.000%, 12/01/2025 (B)	$1,787	$1,823
6.750%, 12/01/2023 (B)	1,429	1,454
Sabre GLBL
5.375%, 04/15/2023 (B)	895	902
5.250%, 11/15/2023 (B)	4,415	4,481
Solera LLC
10.500%, 03/01/2024 (B)	3,412	3,241
SS&C Technologies Holdings
5.875%, 07/15/2023 (B)	2,925	3,086
VeriSign
4.625%, 05/01/2023	2,777	2,735
WEX
4.750%, 02/01/2023 (B)	1,164	1,018
Zebra Technologies
7.250%, 10/15/2022	4,619	4,815

		133,844

Materials — 4.2%
AK Steel
8.750%, 12/01/2018	2,777	2,527
7.625%, 05/15/2020	1,170	708
Alcoa
6.750%, 01/15/2028	170	154
ArcelorMittal
10.850%, 06/01/2019	695	731
6.500%, 03/01/2021	870	783
Ashland
4.750%, 08/15/2022	2,510	2,479
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (B)	885	940
Ball
5.250%, 07/01/2025	6,244	6,509
5.000%, 03/15/2022	3,050	3,176
Berry Plastics
6.000%, 10/15/2022 (B)	1,975	2,054
5.125%, 07/15/2023	75	75
BHP Billiton Finance USA
6.250%, 10/19/2075 (B)(C)	540	533
Blue Cube Spinco
9.750%, 10/15/2023 (B)	1,547	1,721
Chemours
7.000%, 05/15/2025 (B)	865	627
6.625%, 05/15/2023 (B)	1,380	997
Constellium
5.750%, 05/15/2024 (B)	250	190
Cornerstone Chemical
9.375%, 03/15/2018 (B)	7,100	6,461
Eldorado
6.125%, 12/15/2020 (B)	1,350	1,129
Freeport-McMoRan
2.300%, 11/14/2017	555	508

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Graphic Packaging International
4.750%, 04/15/2021	$1,346	$1,365
Hecla Mining
6.875%, 05/01/2021	2,227	1,704
Hexion
10.000%, 04/15/2020	4,788	4,130
Hexion US Finance
8.875%, 02/01/2018	905	599
6.625%, 04/15/2020	8,458	6,682
Huntsman International LLC
5.125%, 11/15/2022 (B)	1,230	1,125
4.875%, 11/15/2020	1,500	1,414
IAMGOLD
6.750%, 10/01/2020 (B)	6,455	4,841
Ineos Group Holdings
5.875%, 02/15/2019 (B)	2,578	2,526
Kissner Milling
7.250%, 06/01/2019 (B)	790	701
LSB Industries
7.750%, 08/01/2019	1,590	1,371
Mirabela Nickel
1.000%, 07/31/2044	23	—
New Gold
7.000%, 04/15/2020 (B)	1,425	1,195
6.250%, 11/15/2022 (B)	2,658	1,894
Nexeo Solutions LLC
8.375%, 03/01/2018	874	830
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	385	4
NOVA Chemicals
5.000%, 05/01/2025 (B)	7,570	7,419
Owens-Brockway Glass Container
6.375%, 08/15/2025 (B)	815	838
5.875%, 08/15/2023 (B)	1,275	1,313
Platform Specialty Products
10.375%, 05/01/2021 (B)	91	83
Rain CII Carbon LLC
8.250%, 01/15/2021 (B)	6,890	5,030
8.000%, 12/01/2018 (B)	2,640	2,145
Rayonier AM Products
5.500%, 06/01/2024 (B)	1,194	964
Reichhold Holdings
15.000%, 03/13/2017 (E)	590	590
12.000%, 03/31/2017 (E)	975	975
Reichhold Industries
12.000%, 03/31/2017 (E)	385	385
9.000%, 05/08/2017 (A)(B)	1,056	—
Rentech Nitrogen Partners
6.500%, 04/15/2021 (B)	380	357
Ryerson
11.250%, 10/15/2018	441	291

13	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sappi Papier Holding GmbH
7.750%, 07/15/2017 (B)	$400	$415
Scotts Miracle-Gro
6.000%, 10/15/2023 (B)	2,165	2,252
Sealed Air
5.125%, 12/01/2024 (B)	500	519
4.875%, 12/01/2022 (B)	431	444
Signode Industrial Group Lux
6.375%, 05/01/2022 (B)	7,705	6,549
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (B)	1,400	1,446
Steel Dynamics
5.500%, 10/01/2024	1,445	1,355
TPC Group
8.750%, 12/15/2020 (B)	1,606	1,012
WR Grace
5.625%, 10/01/2024 (B)	105	109
5.125%, 10/01/2021 (B)	2,048	2,130

		99,304

Sovereign — 0.1%
Seminole Tribe
6.535%, 10/01/2020 (B)	1,095	1,128

Telecommunication Services — 10.9%
Aegis
10.250%, 02/15/2023 (B)	2,642	2,444
Altice Financing
6.625%, 02/15/2023 (B)	3,448	3,396
6.500%, 01/15/2022 (B)	2,230	2,247
Altice Finco
8.125%, 01/15/2024 (B)	840	817
7.625%, 02/15/2025 (B)	280	261
Altice Luxembourg
7.750%, 05/15/2022 (B)	5,955	5,762
7.625%, 02/15/2025 (B)	490	448
Altice US Finance
7.750%, 07/15/2025 (B)	1,345	1,247
Altice US Finance I
5.375%, 07/15/2023 (B)	4,875	4,936
Avaya
10.500%, 03/01/2021 (B)	699	178
9.000%, 04/01/2019 (B)	1,560	979
7.000%, 04/01/2019 (B)	1,495	920
CCO Safari II LLC
4.908%, 07/23/2025 (B)	3,550	3,642
CenturyLink
6.750%, 12/01/2023	6,320	6,178
5.800%, 03/15/2022	1,220	1,185
5.625%, 04/01/2020	2,754	2,788
5.625%, 04/01/2025	1,801	1,585

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clearwire Communications LLC
8.250%, 12/01/2040 (B)	$489	$472
Cogeco Cable
4.875%, 05/01/2020 (B)	1,050	1,060
Cogent Communications Finance
5.625%, 04/15/2021 (B)	2,500	2,375
Cogent Communications Group
5.375%, 03/01/2022 (B)	2,144	2,074
Columbus International
7.375%, 03/30/2021 (B)	1,930	1,985
CommScope
5.500%, 06/15/2024 (B)	2,303	2,234
5.000%, 06/15/2021 (B)	1,085	1,063
Digicel
6.000%, 04/15/2021 (B)	1,375	1,177
Digicel Group
8.250%, 09/30/2020 (B)	5,161	4,026
7.125%, 04/01/2022 (B)	400	286
6.750%, 03/01/2023 (B)	3,775	3,218
Expo Event Transco
9.000%, 06/15/2021 (B)	3,262	3,148
Frontier Communications
11.000%, 09/15/2025 (B)	12,822	12,838
10.500%, 09/15/2022 (B)	6,132	6,193
8.875%, 09/15/2020 (B)	1,356	1,400
7.625%, 04/15/2024	2,498	2,186
7.125%, 01/15/2023	1,255	1,092
6.875%, 01/15/2025	440	371
6.250%, 09/15/2021	200	177
GCI
6.750%, 06/01/2021	924	915
Gray Television
7.500%, 10/01/2020	2,505	2,633
Hughes Satellite Systems
7.625%, 06/15/2021	3,484	3,771
Intelsat Jackson Holdings
7.500%, 04/01/2021	2,480	1,724
7.250%, 04/01/2019	670	519
7.250%, 10/15/2020	6,525	4,502
6.625%, 12/15/2022	2,436	1,224
5.500%, 08/01/2023	4,067	2,644
Intelsat Luxembourg
7.750%, 06/01/2021	5,225	1,567
Level 3 Communications
5.750%, 12/01/2022	705	728
Level 3 Financing
5.625%, 02/01/2023	100	103
5.375%, 08/15/2022	360	370
5.375%, 01/15/2024 (B)	2,573	2,637
5.375%, 05/01/2025	6,240	6,349
5.125%, 05/01/2023	2,870	2,928

14	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

McGraw-Hill Global Education Holdings LLC
9.750%, 04/01/2021	$565	$614
MDC Partners
6.750%, 04/01/2020 (B)	1,613	1,641
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/2023 (B)	4,182	4,255
6.250%, 08/01/2021 (B)	440	445
Nortel Networks
9.003%, 07/15/2011 (A)	2,209	1,867
Numericable Group
6.250%, 05/15/2024 (B)	4,028	3,927
6.000%, 05/15/2022 (B)	8,500	8,415
Outfront Media Capital LLC
5.875%, 03/15/2025	2,800	2,884
5.625%, 02/15/2024	200	208
5.250%, 02/15/2022	605	619
Quebecor Media
5.750%, 01/15/2023	1,860	1,930
Qwest Capital Funding
7.750%, 02/15/2031	730	577
RCN Telecom Services LLC
8.500%, 08/15/2020 (B)	1,175	1,134
Sable International Finance
6.875%, 08/01/2022 (B)	935	891
SBA Communications
4.875%, 07/15/2022	945	961
SBA Telecommunications
5.750%, 07/15/2020	634	659
SoftBank Group
6.000%, 07/30/2025	515	512
5.375%, 07/30/2022	245	245
4.500%, 04/15/2020 (B)	3,056	3,022
Sprint
7.875%, 09/15/2023	16,255	12,029
7.625%, 02/15/2025	8,503	6,080
7.250%, 09/15/2021	4,069	3,062
7.125%, 06/15/2024	4,865	3,466
Sprint Capital
8.750%, 03/15/2032	5,020	3,865
6.875%, 11/15/2028	8,346	6,051
Sprint Communications
9.000%, 11/15/2018 (B)	1,780	1,848
Sprint Nextel
7.000%, 03/01/2020 (B)	655	644
Telecom Italia
5.303%, 05/30/2024 (B)	1,125	1,091
T-Mobile USA
6.731%, 04/28/2022	2,695	2,819
6.633%, 04/28/2021	595	622
6.625%, 04/01/2023	3,915	4,091
6.542%, 04/28/2020	665	689

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.500%, 01/15/2026	$8,097	$8,205
6.375%, 03/01/2025	3,105	3,136
6.000%, 03/01/2023	565	582
U.S. Cellular
6.700%, 12/15/2033	820	702
Unitymedia GmbH
6.125%, 01/15/2025 (B)	1,195	1,231
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (B)	4,000	4,190
Univision Communications
8.500%, 05/15/2021 (B)	4,493	4,515
UPCB Finance IV
5.375%, 01/15/2025 (B)	3,240	3,208
UPCB Finance VI
6.875%, 01/15/2022 (B)	591	622
Videotron
5.375%, 06/15/2024 (B)	420	426
5.000%, 07/15/2022	3,705	3,789
Virgin Media Finance
5.750%, 01/15/2025 (B)	869	865
Virgin Media Secured Finance
5.375%, 04/15/2021 (B)	2,876	2,980
5.250%, 01/15/2026 (B)	4,195	4,184
Wave Holdco LLC PIK
8.250%, 07/15/2019 (B)	793	753
WideOpenWest Finance LLC
10.250%, 07/15/2019	1,975	1,802
Wind Acquisition Finance
7.375%, 04/23/2021 (B)	2,755	2,534
4.750%, 07/15/2020 (B)	1,490	1,438
Windstream
7.750%, 10/01/2021	2,585	2,086
7.500%, 06/01/2022	1,465	1,135
7.500%, 04/01/2023	185	140
6.375%, 08/01/2023	810	587
Zayo Group LLC
6.375%, 05/15/2025	745	712
6.000%, 04/01/2023	8,117	7,995
Ziggo Bond Finance
5.875%, 01/15/2025 (B)	435	422

		258,404

Utilities — 1.1%
AES
7.375%, 07/01/2021	800	834
5.500%, 03/15/2024	500	460
5.500%, 04/15/2025	1,730	1,557
4.875%, 05/15/2023	1,805	1,625
AmeriGas Finance LLC
7.000%, 05/20/2022	4,974	5,105
Calpine
5.500%, 02/01/2024	810	729
5.375%, 01/15/2023	965	900

15	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DPL
6.750%, 10/01/2019	$905	$907
Dynegy
7.625%, 11/01/2024	420	348
7.375%, 11/01/2022	840	701
5.875%, 06/01/2023	903	691
Enel
8.750%, 09/24/2073 (B)(C)	1,044	1,135
Ferrellgas
6.750%, 01/15/2022	97	70
GenOn Americas Generation LLC
9.125%, 05/01/2031	615	338
8.500%, 10/01/2021	4,725	2,599
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (B)	2,800	2,611
NRG Energy
8.250%, 09/01/2020	340	324
7.875%, 05/15/2021	430	406
6.250%, 07/15/2022	530	448
6.250%, 05/01/2024	1,864	1,547
NSG Holdings LLC
7.750%, 12/15/2025 (B)	1,882	1,976
RJS Power Holdings LLC
4.625%, 07/15/2019 (B)	2,000	1,610
Talen Energy Supply LLC
6.500%, 06/01/2025	221	152

		27,073

Total Corporate Obligations (Cost $2,050,313) ($ Thousands)		1,824,580

LOAN PARTICIPATIONS — 7.7%
21st Century Oncology, 1st Lien
6.500%, 04/28/2022	1,269	1,167
Acadia Healthcare Company, 1st Lien
4.250%, 02/11/2022	990	989
Accudyne Industries, 1st Lien
4.000%, 12/13/2019 (C)	1,099	893
Affinion Group Holdings, Tranche B
6.750%, 04/30/2018	1,742	1,518
Albertson’s, Term Loan B4, 1st Lien
5.500%, 08/25/2021	1,605	1,566
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	166	158
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,496	2,374
Amaya, Term Loan
5.000%, 08/01/2021	1,885	1,743
American Energy, Term Loan
5.250%, 08/04/2020	375	58

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Renal Holdings, 2nd Lien
8.500%, 03/20/2020	$1,942	$1,884
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,320	1,280
ANVS Merger, 1st Lien
9.250%, 08/18/2021	1,300	1,186
5.500%, 02/18/2021	569	552
Applied Systems, 2nd Lien
7.500%, 01/24/2022	1,845	1,670
Ascena Retail Group, Cov-Lite, 1st Lien
5.250%, 08/21/2022	254	235
Ascena Retail Group, Cov-Lite, Term Loan, 1st Lien
5.250%, 08/21/2022	2,025	1,878
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 07/29/2022	991	908
Asurion, LLC, Term Loan B-1
5.000%, 05/24/2019	459	432
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	4,240	3,426
Atkore, Cov-Lite, 2nd Lien
7.750%, 10/09/2021	363	326
Avago Technologies, Ltd., 1st Lien
4.250%, 11/11/2022 (C)	6,072	5,984
Avago Technologies, Term Loan B-1
4.250%, 11/11/2022	763	752
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/26/2020	1,924	1,586
Blue Ribbon, LLC, 1st Lien
5.750%, 11/15/2021	10	10
5.500%, 11/15/2021	965	948
Blue Ribbon, LLC, 2nd Lien
9.250%, 11/14/2022	1,160	1,125
Bway Intermediate, 1st Lien
5.500%, 08/14/2020	661	624
Bway Intermediate, Initial Term Loan
5.500%, 08/14/2020	29	27
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	3,450	2,618
CD&R Millennium, Term Loan
8.750%, 07/31/2022	1,470	1,213
Cengage Learning Acquisitions, Term Loan, 1st Lien
7.000%, 03/31/2020	2,847	2,730
Ceva Group, PLC, 1st Lien
6.500%, 03/19/2021	494	380
Ceva Intercompany, 1st Lien
6.500%, 03/19/2021	211	162
Ceva Logistics Canada, 1st Lien
6.500%, 03/19/2021	36	28

16	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chief Exploration, Term Loan
7.500%, 05/16/2021	$654	$326
Chrysler Group, Term Loan
3.250%, 12/31/2018	850	842
Clear Channel Communications, Extended Term Loan, 1st Lien
7.189%, 01/22/2019	7,258	4,748
Clubcorp, 1st Lien
4.250%, 07/24/2020	387	382
Cowlitz Tribal Gaming Authority, Term Loan B
11.500%, 12/04/2020 (C)	4,500	4,208
CTI Foods, 2nd Lien
8.250%, 06/14/2019	950	845
Cumulus Media, 1st Lien
4.250%, 12/23/2020	2,834	1,828
Dex Media West, Term Loan
8.000%, 12/30/2016	1,537	616
Dollar Tree, Cov-Lite, Term Loan B-1
3.500%, 07/06/2022	1,156	1,157
Dollar Tree, Cov-Lite, Term Loan B-2
4.250%, 07/06/2022	330	329
Empire Generating, 1st Lien
5.250%, 03/12/2021	30	23
Empire Generating, Term Loan
5.250%, 03/12/2021	2,215	1,739
Endurance International, Term Loan B, 1st Lien
6.230%, 11/09/2019	1,661	1,541
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/22/2019	2,607	297
Energy Exploration Partners, 1st Lien
11.000%, 01/22/2019	161	156
Energy Transfer Equity, Term Loan B, 1st Lien
3.250%, 12/02/2019	500	402
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	2,307	1,650
Expert Global, Term Loan
8.500%, 04/02/2018	20	20
Expert Global, Term Loan B
8.500%, 04/02/2018	914	895
Flint Group, Term Loan B, 2nd Lien
8.250%, 09/05/2022	1,510	1,367
Fortescue Metals Group Ltd., 1st Lien
4.250%, 06/30/2019 (C)	4,178	3,201
Foxwoods, 1st Lien
5.000%, 07/01/2018	161	128
GCA Services Group, Cov-Lite, 2nd Lien
9.250%, 11/01/2020	640	632

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Global Aviation Holdings, 2nd Lien
10.000%, 07/13/2017 (A)	$1,945	$—
Global Aviation Holdings, 3rd Lien
3.000%, 02/13/2018 (A)	633	—
Greenway Medical Technologies, 1st Lien
6.000%, 11/04/2020	983	791
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	375	195
Hanson Building, Term Loan B, 1st Lien
0.000%, 03/14/2022 (H)	1,755	1,579
Harrah’s Entertainment, Term Loan B6
5.400%, 03/01/2017 (A)(C)	2,965	2,581
Hertz, Tranche B-2
3.000%, 03/11/2018	324	318
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/25/2020 (C)	837	833
3.500%, 10/26/2020 (C)	2,212	2,204
Hilton Worldwide Finance, Term Loan
3.500%, 10/26/2020	121	121
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	210	209
Indivior Finance, Initial Term Loan
7.000%, 12/19/2019	2,477	2,316
Integra Telecom, 1st Lien
5.250%, 08/14/2020	1,276	1,200
Intelsat Jackson Holdings, Term Loan B-2
3.750%, 06/30/2019 (C)	440	391
Internet Brands, Cov-Lite, 2nd Lien
8.500%, 07/08/2022	2,347	2,089
J. Crew Group, 1st Lien
4.000%, 03/05/2021	2,902	1,943
J. Crew Group, Term Loan B
4.000%, 03/05/2021	1,659	1,111
JCPenney, Cov-Lite, 1st Lien
6.000%, 05/22/2018	1,601	1,580
KCA Deutag Drilling Ltd., Term Loan B, 1st Lien
6.250%, 05/15/2020	1,005	563
KIK Custom Products, Initial Loans
6.000%, 08/26/2022	753	696
Ligado Networks, LLC, 2nd Lien
13.500%, 12/07/2020	2,932	2,023
LightSquared LP, 1st Lien
9.750%, 06/15/2020	2,630	2,288
Lions Gate, 2nd Lien
5.000%, 03/17/2022	2,109	1,898
MacDermid, Term Loan B3, 1st Lien
5.500%, 06/05/2020	710	645
Maple, Cov-Lite, Term Loan B, 1st Lien
0.000%, 01/21/2023 (H)	3,553	3,483

17	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Marina District Finance, 1st Lien
6.500%, 08/15/2018	$1,522	$1,514
Mashantucket Pequot Tribe, 1st Lien
9.375%, 06/30/2020	7,732	5,779
Medical Card System, Term Loan
1.500%, 05/31/2019	1,975	1,181
Medical Card, Term Loan
0.501%, 03/17/2017	(39)	(26)
Metroflag, 2nd Lien
14.000%, 01/06/2009 (A)	325	—
Microsemi, Term Loan B, 1st Lien
5.250%, 12/17/2020	243	237
Misys, 1st Lien
5.000%, 12/12/2018	977	973
Misys, 2nd Lien
12.000%, 12/06/2019	1,550	1,595
MMI, Term Loan
9.000%, 01/31/2020	3,130	2,598
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,371	1,304
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
7.500%, 04/09/2020	740	297
Nana Development, 1st Lien
8.000%, 03/13/2018	225	191
Nelson Education, 1st Lien
12.000%, 10/01/2020	1,019	407
New Millennium Holdco, LLC, Term Loan
7.500%, 12/21/2020	316	287
Nine West, Cov-Lite, Unsecured Guaranteed Term Loan
6.250%, 01/08/2020	7,341	1,916
NXP, Cov-Lite, Term Loan B, 1st Lien
3.750%, 12/07/2020	2,035	2,029
Ocean Rig, Term Loan B
5.500%, 07/25/2021	2,587	1,017
Ocean, Cov-Lite, Term Loan B1, 1st Lien
6.000%, 03/31/2021	2,499	706
Ortho-Clinical Diagnostics, 1st Lien
4.750%, 06/30/2021	148	126
Ortho-Clinical Diagnostics, Term Loan B
4.750%, 06/30/2021	310	264
Ortho-Clinical Diagnostics, Term Loan B, 1st Lien
4.750%, 06/30/2021	468	399
Oxbow Carbon & Minerals Holdings, 2nd Lien
8.000%, 01/17/2020	1,908	1,473
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	350	289

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Peak, Cov-Lite, 2nd Lien
8.250%, 06/17/2022	$2,335	$2,090
Penton Media, Cov-Lite, 2nd Lien
9.000%, 10/02/2020	2,743	2,620
Petco Animal Supplies, Term Loan B-1, 1st Lien
5.750%, 01/15/2023	3,075	3,011
Pierre Food, 2nd Lien
9.500%, 10/10/2017	3,378	3,330
Regional Care, 2nd Lien
11.250%, 10/23/2019	2,153	2,056
Rite Aid, 2nd Lien
5.750%, 08/21/2020	675	674
Riverbed Technology, Cov-Lite, 1st Lien
6.000%, 04/24/2022	1,728	1,690
Road Infrastructure Investment LLC, 2nd Lien
7.750%, 09/30/2021	300	279
Royal Holdings Inc, 2nd Lien
8.500%, 06/19/2023	436	417
Rue 21, Term Loan B, 1st Lien
5.625%, 10/09/2020	2,099	1,615
Skillsoft, Cov-Lite, 2nd Lien
9.250%, 04/28/2022	930	398
Solarwinds, Term Loan
6.500%, 02/01/2023	2,109	2,018
Solera, LLC, Term Loan B, 1st Lien
5.750%, 02/28/2023	645	626
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	1,980	1,920
Steinway Musical Instruments, 1st Lien
4.750%, 09/19/2019	1,174	1,133
Sterigenics Bridge Loan
0.000%, 04/16/2023 (H)	992	—
Syncreon Holdings Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	1,094	822
Syniverse Holdings, 1st Lien
4.000%, 04/23/2019	509	328
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020	2,793	265
Texas Competitive, Extended Term Loan
4.906%, 10/10/2017 (A)	4,215	1,151
Texas Competitive, Non-extended Term Loan
4.906%, 10/10/2014 (A)	110	29
4.906%, 11/18/2015 (A)	13,601	3,605
The Hillman Companies, Term Loan B, 1st Lien
4.500%, 06/30/2021	310	295

18	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	$1,888	$1,579
Toys R Us, Term Loan
9.750%, 04/09/2020	1,730	1,334
Trans Union LLC, Replacement Term Loan
3.500%, 04/09/2021	3,493	3,403
Travelport, Term Loan
5.750%, 09/02/2021	4,206	4,070
True Religion Apparel, 1st Lien
5.875%, 07/30/2019	582	253
True Religion Apparel, Initial 1st Lien
5.875%, 07/30/2019	201	87
TSAM LLC, 1st Lien
7.750%, 09/12/2019	810	805
US Renal Care, Cov-Lite, 1st Lien
5.250%, 11/17/2022	2,334	2,306
Valeant, Term Loan B
4.000%, 04/01/2022	997	931
Varsity Brands, Cov-Lite, 1st Lien
5.000%, 12/10/2021	1,521	1,494
VAT, Cov-Lite, Term Loan
4.250%, 02/11/2021	897	867
Vertafore, Term Loan
9.750%, 10/27/2017	780	778
Vizient, Cov-Lite, 1st Lien
6.250%, 02/09/2023	1,810	1,799
Walter Investment Management, Term Loan B, 1st Lien
4.750%, 12/18/2020	1,530	1,260
Weight Watchers International, Term Loan B2
4.000%, 04/02/2020	757	488
Wilton Brands, 1st Lien
8.500%, 08/07/2019	4,199	3,863
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	1,305	1,214
York Risk Services, Cov-Lite, 1st Lien
4.750%, 10/01/2021	141	131
Ziggo, Term Loan B1, 1st Lien
0.000%, 01/15/2022 (H)	15	1

Total Loan Participations (Cost $220,825) ($ Thousands)		182,410

COLLATERALIZED DEBT OBLIGATIONS — 6.9%
B&M CLO Ltd., Ser 2014-1A, Cl E
6.370%, 04/16/2026 (B)(C)	2,520	932
B&M CLO Ltd., Ser 2014-1A, Cl D
5.370%, 04/16/2026 (B)(C)	3,529	1,818
B&M CLO Ltd., Ser 2014-1A, Cl C
4.370%, 04/16/2026 (B)(C)	2,142	1,462

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Battalion CLO III Ltd., Ser 2012-3A
0.000%, 01/18/2025 (B)	$2,697	$1,268
Battalion CLO IV Ltd., Ser 2013-4A
0.000%, 10/22/2025 (B)	1,560	390
Battalion CLO V Ltd., Ser 2014-5A
0.000%, 04/17/2026 (B)	3,445	861
Battalion CLO VII Ltd., Ser 2014-7A, Cl D
5.920%, 10/17/2026 (B)(C)	2,323	1,444
Battalion CLO VII Ltd., Ser 2014-7A
0.000%, 10/17/2026 (B)	4,118	1,153
Battalion CLO VIII Ltd., Ser 2015-8A
0.000%, 04/18/2027 (B)	4,720	3,021
Battalion CLO VIII Ltd., Ser 2015-8A, Cl D
6.071%, 04/18/2027 (B)(C)	1,268	893
Battalion CLO X Ltd. (I)	29	2,878
Benefit Street Partners CLO III Ltd., Ser 2013-IIIA
0.000%, 01/20/2026 (B)	3,615	1,808
Benefit Street Partners CLO IV Ltd.
0.000%, 07/20/2026 (B)	3	2,019
Benefit Street Partners CLO Ltd., Ser 2015-IA, Cl DR
7.122%, 10/15/2025 (B)(C)	1,556	1,232
Benefit Street Partners CLO Ltd., Ser 2015-VIA
0.000%, 04/18/2027	9,535	5,912
Benefit Street Partners CLO Ltd., Ser 2015-VII
0.000%, 07/18/2027	9,035	6,530
Benefit Street Partners CLO V Ltd.
0.000%, 10/20/2026 (B)	6,413	2,565
Benefit Street Partners CLO VIII Ltd.
0.000%, 01/20/2028 (B)	54	4,555
Benefit Street Partners CLO VIII Ltd., Ser 2015-8A, Cl D
5.823%, 01/20/2028 (B)(C)	1,443	1,050
Carlyle Global Market Strategies CLO Ltd., Ser 14-3A
0.000%, 07/27/2026 (B)	4,812	2,647
Cathedral Lake CLO III Ltd.
0.000%, 01/15/2026 (B)	2,506	1,854
Cathedral Lake CLO Ltd., Ser 2015-3A, Cl D
5.816%, 01/15/2026 (B)(C)	1,718	1,641
Cathedral Lake CLO Ltd., Ser 2015-3A, Cl E
7.866%, 01/15/2026 (B)(C)	1,575	1,323
CIFC Funding 2012-II Ltd., Ser 2012-2A
0.000%, 12/05/2024 (B)	32	1,355
CVP Cascade CLO Ltd., Ser 2014-2A, Cl E
6.420%, 07/18/2026 (B)(C)	2,531	816
CVP Cascade CLO Ltd., Ser 2014-2A, Cl D
5.420%, 07/18/2026 (B)(C)	1,752	741

19	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fifth Street Senior Loan Fund LLC, Ser 2015-1A, Cl E
7.824%, 01/20/2027 (B)(C)	$5,110	$4,395
Fifth Street Senior Loan Fund LLC, Ser 2015-2A
0.000%, 09/29/2027 (B)	6,200	5,518
Fifth Street Senior Loan Fund LLC, Ser 2015-2A, Cl D
7.669%, 09/29/2027 (B)(C)	6,350	5,161
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	7,644	4,375
Figueroa CLO, Ser 2013-2A
0.000%, 12/18/2025 (B)	3,070	1,957
Fortress Credit Opportunities III CLO LP, Ser 2014-3A, Cl E
6.867%, 04/28/2026 (B)(C)	3,518	2,885
Fortress Credit Opportunities VI CLO LP, Ser 2015-6A, Cl F
7.237%, 10/10/2026 (B)(C)	2,270	1,925
Great Lakes CLO Ltd, Ser 2015-1
0.000%, 07/15/2026 (B)(C)	5,593	4,027
Great Lakes CLO Ltd., Ser 2012-1A, Cl E
6.122%, 01/15/2023 (B)(C)	3,292	2,667
Great Lakes CLO Ltd., Ser 2012-1A
0.000%, 01/15/2023 (B)	2,877	1,784
Great Lakes CLO Ltd., Ser 2014-1A, Cl F
6.622%, 04/15/2025 (B)(C)	2,520	1,462
Great Lakes CLO Ltd., Ser 2014-1A
0.000%, 04/15/2025 (B)(C)	7,057	4,375
Great Lakes CLO Ltd., Ser 2015-1A, Cl F
8.122%, 07/15/2026 (B)(C)	1,756	887
Great Lakes CLO Ltd., Ser 2015-1A, Cl E
7.322%, 07/15/2026 (B)(C)	3,854	2,621
Hildene CLO Ltd., Ser 2014-2A, Cl D
4.320%, 07/19/2026 (B)(C)	2,013	1,647
Hildene CLO Ltd., Ser 2014-2A, Cl E
5.720%, 07/19/2026 (B)(C)	2,013	1,387
Jamestown CLO VII Ltd., Ser 2015-7A, Cl E
7.369%, 07/25/2027 (B)(C)	2,291	1,362
Jamestown CLO VII Ltd., Ser 2015-7A, Cl D
6.119%, 07/25/2027 (B)(C)	2,291	1,370
JFIN Revolver CLO Ltd., Ser 2013-1A, Cl B
2.624%, 01/20/2021 (B)(C)	2,010	1,965
JFIN Revolver CLO Ltd., Ser 2014-2A, Cl C
3.368%, 02/20/2022 (B)(C)	2,049	1,957
JFIN Revolver CLO Ltd., Ser 2015-2A, Cl E
7.327%, 10/19/2026 (B)(C)	5,000	3,800
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (B)	2,956	532
Lockwood Grove CLO Ltd., Ser 2014-1A, Cl E
7.179%, 01/25/2024 (B)(C)	2,809	2,303

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lockwood Grove CLO Ltd., Ser 2014-1A
0.000%, 01/25/2024 (B)	$4,865	$3,016
MidOcean Credit CLO III, Ser 2014-3A, Cl F
6.624%, 07/21/2026 (B)(C)	2,032	1,106
Nelder Grove CLO Ltd., Ser 2014-1A, Cl E
7.162%, 08/28/2026 (B)(C)	3,074	1,967
Nelder Grove CLO Ltd., Ser 2014-1A, Cl D1
4.932%, 08/28/2026 (B)(C)	2,049	1,731
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (B)	542	141
Neuberger Berman CLO XVI, Ser 2014-16A
0.000%, 04/15/2026 to 04/15/2026 (B)	2,800	700
NewStar Arlington Senior Loan Program CLO LLC, Ser 2014-1A, Cl E
6.719%, 07/25/2025 (B)(C)	2,026	1,641
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
6.669%, 01/25/2027 (B)(C)	4,470	3,192
NXT Capital CLO LLC, Ser 2012-1A, Cl E
8.120%, 07/20/2022 (B)(C)	3,047	2,826
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (B)	2,940	735
Peaks CLO Ltd., Ser 2014-1A, Cl D
5.122%, 06/15/2026 (B)(C)	1,015	893
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.866%, 08/01/2024 (B)(C)	14,854	14,297
Shackleton CLO Ltd., Ser 2014-6A
0.000%, 07/17/2026 (B)	7,965	2,390
Trinitas CLO Ltd., Ser 2014-1A
0.000%, 04/15/2026 (B)	3,530	1,306
Trinitas CLO Ltd., Ser 2014-2A, Cl D
4.422%, 07/15/2026 (B)(C)	2,481	1,637
Venture X CLO Ltd., Ser 2012-10A
0.000%, 07/20/2022 (B)	7,029	2,952
Venture XI CLO Ltd., Ser 2012-11A
0.000%, 11/14/2022 (B)	7,097	2,058
Venture XII CLO Ltd., Ser 2013-12A
0.000%, 02/28/2024 (B)	3,764	1,506
Venture XIV CLO Ltd., Ser 2013-14A
0.000%, 08/28/2025 (B)	1,955	800
Venture XV CLO Ltd., Ser 2013-15A
0.000%, 07/15/2025 (B)	3,475	1,425
Venture XXII CLO Ltd., Ser 2016-22A, Cl F
8.380%, 01/15/2028 (B)(C)	1,108	753
Venture XXII CLO Ltd., Ser 2016-22A, Cl E
7.371%, 01/15/2028 (B)(C)	3,047	2,407
Venture XXII CLO Ltd., Ser 2016-22A
0.000%, 01/15/2028 (B)(C)	30	1,996

Total Collateralized Debt Obligations (Cost $195,810) ($ Thousands)		164,005

20	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.6%

Connecticut — 0.2%
Mohegan Tribal Finance Authority, RB Callable 02/01/23 @ 100
7.000%, 02/01/2045 (B)	$4,850	$4,790

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2017 @ 100
5.250%, 07/01/2037	185	115
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037	1,065	659
5.000%, 07/01/2041	1,075	665
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035	2,690	1,940

		3,379

Texas — 0.2%
Texas State, Public Finance Authority, TX Windstorm Insurance, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	5,455	5,474

Total Municipal Bonds (Cost $14,214) ($ Thousands)		13,643

CONVERTIBLE BONDS — 0.3%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,885	4,262
Liberty Media CV to 22.9469
4.000%, 11/15/2029	4,016	2,146
Mirabela Nickel CV to 5.9242
9.500%, 06/24/2019 (B)	1,082	303
Mirant CV to 14.7167
0.000%, 06/15/2021 (A)	1,950	—
Walter Investment Management CV to 17.0068
4.500%, 11/01/2019	1,566	842
Whiting Petroleum CV to 25.6410
1.250%, 04/01/2020 (B)	395	144

Total Convertible Bonds (Cost $10,490) ($ Thousands)		7,697

	Shares
COMMON STOCK — 0.2%
Cengage Learning Holdings II *	2,860	54
Ceva Holdings *	561	252
CUI Acquisition *(E)(F)	3	244
Dana Holding	118,652	1,476

Description	Shares	Market Value ($ Thousands)

Global Aviation Holdings, Cl A *	101,199	$—
Houghton Mifflin Harcourt *(E)	37,762	710
Millennium *	9,243	119
Mirabela Nickel *	4,317,306	—
MModal *	43,639	546
Nelson Education Equity *	173,178	—
NII Holdings *	109,107	579
Quad, Cl A	1,006	13
Reichhold Industries *(E)	1,755	964

Total Common Stock (Cost $7,374) ($ Thousands)		4,957

PREFERRED STOCK — 0.2%
Aspen Insurance Holdings, 5.950% (C)	92,000	2,377
Ceva Holdings, 0.000% *	1,214	546
GMAC Capital Trust I, 8.125% (C)	28,000	679
SLM, 2.037% (C)	22,927	926

Total Preferred Stock (Cost $5,612) ($ Thousands)		4,528

	Face Amount ($ Thousands)
ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes, Pass-Through Trust, Ser 2001- 1A, Cl A9
0.981%, 03/15/2019 (B)(C)	$1,509	415

Total Asset-Backed Security (Cost $1,237) ($ Thousands)		415

	Number Of Warrants
WARRANTS — 0.0%
MModal A, Strike Price: $40, Expires 07/31/2017 *	15,753	—
MModal B, Strike Price: $47.50, Expires 07/31/2017 *	20,773	—

Total Warrants (Cost $15) ($ Thousands)		—

	Shares
CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	135,499,421	135,499

Total Cash Equivalent (Cost $135,499) ($ Thousands)		135,499

Total Investments — 98.7% (Cost $2,641,389) ($ Thousands) @		$2,337,734

21	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

A list of open centrally cleared swap agreements held by the Fund at February 29, 2016, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY Series 24V1	SELL	5.00%	06/20/2020	$(6,450)	$488
JPMorgan Chase Bank	CDX.NA.HY, Series 25, Version 1	SELL	5.00%	12/20/2020	(11,500)	(363)

						$125

For the period ended February 29, 2016, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative types during the period.

Percentages are based on a Net Assets of $2,367,341 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Security is in default on interest payment.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 29, 2016. The coupon on a step bond changes on a specified date.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 29, 2016 was $3,869 ($ Thousands) and represented 0.2% of Net Assets.

(F)	Securities considered illiquid. The total value of such securities as of February 29, 2016 was $245 ($ Thousands) and represented 0.0% of Net Assets.

(G)	Securities considered restricted. The total market value of such securities as of February 29, 2016 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(H)	Unsettled bank loan. Interest rate not available.

(I)	Warehouse Note. Interest rate and maturity date are not available.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $2,641,389 ($ Thousands), and the unrealized appreciation and depreciation were $29,036 ($ Thousands) and ($332,691) ($ Thousands), respectively.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,813,227	$11,353	$1,824,580
Loan Participations	—	171,337	11,073	182,410
Collateralized Debt Obligations	—	—	164,005	164,005
Municipal Bonds	—	3,379	10,264	13,643
Convertible Bonds	—	7,394	303	7,697
Common Stock	2,241	710	2,006	4,957
Preferred Stock	3,056	926	546	4,528
Asset-Backed Security	—	415	—	415
Warrants	—	—	—	—
Cash Equivalent	135,499	—	—	135,499

Total Investments in Securities	$140,796	$1,997,388	$199,550	$2,337,734

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$—	$488	$—	$488
Unrealized Depreciation	—	(363)	—	(363)

Total Other Financial Instruments	$—	$125	$—	$125

(1)	Of the $199,550 in Level 3 securities as of February 29, 2016, $3,868 or 0.2% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

*	Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

22	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

February 29, 2016

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Common Stock	Investments in Preferred Stock	Investments in Warrants
Balance as of May 31, 2015	$1,936	$5,686	$173,964	$—	$986	$1,406	$—	$13
Accrued discounts/premiums	37	(6)	177	—	(2)	—	—	—
Realized gain/(loss)	—	(39)	5,557	—	—	36	—	8
Change in unrealized appreciation/(depreciation)	(40)	(937)	(44,428)	—	(777)	54	—	(13)
Purchases	73	454	64,014	—	96	—	—	—
Sales	—	(1,453)	(40,440)	—	—	(35)	—	(8)
Net transfer into Level 3	9,347	7,368	5,161	10,264	—	545	546	—
Net transfer out of Level 3	—	—	—	—	—	—	—	—

Ending Balance as of February 29, 2016	$11,353	$11,073	$164,005	$10,264	$303	$2,006	$546	$—

Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$(3,567)	$(1,749)	$(43,869)	$22	$(1,560)	$(245)	$(546)	$(13)

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were transfers from Level 2 into Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — As of February 29, 2016, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at February 29, 2016, were as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (escrow security)	$2,600	11/30/2010	11/20/2010	$—	$1	0.00%

23	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

February 29, 2016

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 29, 2016, the Fund is the seller (“providing protection”) on a total notional amount of $17.95 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

HIGH YIELD BOND FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
Reference Asset	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$24,618	$24,618
Maximum potential amount of future payments	—	—	—	17,950,000	17,950,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) (1)	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0 - 100	$—	$—	$—	$—	$—	$—
101 - 200	—	—	—	—	—	—
> than 200	—	—	17,950,000	—	—	17,950,000

Total	$—	$—	$17,950,000	$—	$—	$17,950,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 71.0%

Consumer Discretionary — 5.5%
21st Century Fox America
8.150%, 10/17/36	$2,015	$2,598
7.850%, 03/01/39	3,900	5,059
7.750%, 01/20/24	125	151
7.625%, 11/30/28	2,411	3,172
7.430%, 10/01/26	775	949
6.900%, 08/15/39	2,450	2,756
6.750%, 01/09/38	360	420
6.550%, 03/15/33	2,170	2,446
6.400%, 12/15/35	875	991
6.150%, 02/15/41	3,000	3,234
4.950%, 10/15/45	690	672
Amazon.com
4.950%, 12/05/44	2,285	2,527
AutoZone
3.125%, 07/15/23	785	782
Bed Bath & Beyond
4.915%, 08/01/34	1,040	888
CCO Safari II LLC
6.484%, 10/23/45 (A)	4,781	5,041
6.384%, 10/23/35 (A)	10,395	10,858
Comcast
6.950%, 08/15/37	1,750	2,329
6.450%, 03/15/37	3,470	4,388
6.400%, 05/15/38	7,298	9,231
5.700%, 07/01/19	100	112
5.650%, 06/15/35	1,095	1,273
4.650%, 07/15/42	1,745	1,850
4.600%, 08/15/45	1,645	1,738
4.400%, 08/15/35	500	521
4.250%, 01/15/33	4,850	4,967
4.200%, 08/15/34	2,605	2,657
Cox Communications
7.625%, 06/15/25	300	344
6.950%, 06/01/38 (A)	3,183	3,041
4.700%, 12/15/42 (A)	1,900	1,457
Cox Enterprises
7.375%, 07/15/27 (A)	1,300	1,489
DIRECTV Holdings
6.000%, 08/15/40	5,845	6,063
Discovery Communications
4.875%, 04/01/43	1,070	857
Grupo Televisa
6.125%, 01/31/46	2,080	2,030
Home Depot
4.250%, 04/01/46	1,545	1,615
4.200%, 04/01/43	1,035	1,072
3.350%, 09/15/25	1,080	1,148
Johnson Controls
4.950%, 07/02/64	1,645	1,459
4.625%, 07/02/44	815	748
3.625%, 07/02/24	1,095	1,094

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lowe’s
6.875%, 02/15/28	$100	$133
5.125%, 11/15/41	2,925	3,338
4.375%, 09/15/45	1,030	1,082
Macy’s Retail Holdings
4.500%, 12/15/34	1,755	1,393
McDonald’s MTN
4.700%, 12/09/35	1,235	1,278
4.600%, 05/26/45	850	854
NBCUniversal Media LLC
6.400%, 04/30/40	1,006	1,267
5.950%, 04/01/41	2,075	2,513
Newell Rubbermaid
4.000%, 12/01/24	1,785	1,702
Target
6.650%, 08/01/28	435	556
TCI Communications
7.875%, 02/15/26	3,070	4,162
Thomson Reuters
4.500%, 05/23/43	295	255
4.300%, 11/23/23	1,075	1,134
Tiffany
4.900%, 10/01/44	805	751
Time Warner
7.700%, 05/01/32	4,322	5,186
7.625%, 04/15/31	8,420	10,221
6.500%, 11/15/36	175	188
6.250%, 03/29/41	3,400	3,642
6.100%, 07/15/40	1,220	1,286
Time Warner Cable
7.300%, 07/01/38	800	844
6.750%, 06/15/39	820	827
6.550%, 05/01/37	1,000	1,007
5.875%, 11/15/40	855	795
5.500%, 09/01/41	2,935	2,612
4.500%, 09/15/42	630	515
Viacom
5.850%, 09/01/43	3,975	3,366
5.250%, 04/01/44	255	200
4.850%, 12/15/34	2,180	1,720
4.375%, 03/15/43	6,078	4,145
Walt Disney
4.125%, 12/01/41	475	487

		151,486

Consumer Staples — 5.7%
Ahold Finance USA
6.875%, 05/01/29	635	782
Altria Group
5.375%, 01/31/44	1,810	2,044

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch InBev Finance
4.900%, 02/01/46	$23,631	$25,323
4.700%, 02/01/36	8,545	8,958
4.625%, 02/01/44	950	986
Anheuser-Busch InBev Worldwide
6.375%, 01/15/40	1,075	1,329
3.750%, 07/15/42	3,270	2,971
Bestfoods
7.250%, 12/15/26	170	239
Bowdoin College
4.693%, 07/01/12	8,007	8,270
Coca-Cola Femsa
3.875%, 11/26/23	3,310	3,411
CVS Health
5.125%, 07/20/45	7,575	8,498
4.875%, 07/20/35	6,570	7,058
3.875%, 07/20/25	175	187
CVS Pass-Through Trust
8.353%, 07/10/31 (A)	6,841	8,514
Diageo Capital
2.625%, 04/29/23	1,155	1,161
General Mills
5.400%, 06/15/40	815	945
Kraft Foods Group
6.875%, 01/26/39	865	1,061
5.000%, 06/04/42	7,869	8,159
Kraft Heinz Foods
5.200%, 07/15/45 (A)	2,780	2,993
5.000%, 07/15/35 (A)	700	730
3.950%, 07/15/25 (A)	3,325	3,484
Massachusetts Institute of Technology
5.600%, 07/01/11	705	921
4.678%, 07/01/14	4,365	4,784
Mondelez International
4.000%, 02/01/24	2,965	3,092
Northwestern University
4.643%, 12/01/44	150	177
Pepsi Bottling Group
7.000%, 03/01/29	370	507
PepsiCo
3.600%, 08/13/42	1,070	1,007
Pernod Ricard
5.500%, 01/15/42 (A)	880	924
4.450%, 01/15/22 (A)	675	716
Philip Morris International
6.375%, 05/16/38	345	438
4.500%, 03/20/42	3,765	3,933
4.250%, 11/10/44	2,245	2,294
4.125%, 03/04/43	1,190	1,178
3.875%, 08/21/42	2,450	2,327
SABMiller Holdings
4.950%, 01/15/42 (A)	1,860	1,975

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tufts University
5.017%, 04/15/12	$3,386	$3,794
University of Southern California
5.250%, 10/01/11	1,685	2,035
Walgreens Boots Alliance
4.800%, 11/18/44	3,980	3,624
Wal-Mart Stores
6.200%, 04/15/38	2,650	3,407
5.625%, 04/01/40	5,440	6,601
5.625%, 04/15/41	1,635	2,005
5.250%, 09/01/35	50	59
5.000%, 10/25/40	455	517
4.750%, 10/02/43	5,000	5,615
4.300%, 04/22/44	7,950	8,397

		157,430

Energy — 8.6%
Alta Wind Holdings
7.000%, 06/30/35 (A)	1,523	1,696
Anadarko Finance
7.500%, 05/01/31	1,550	1,389
Anadarko Holding
7.150%, 05/15/28	3,480	3,112
Anadarko Petroleum
6.450%, 09/15/36	590	490
4.832%, 10/10/36	18,000	6,345
4.500%, 07/15/44	3,575	2,450
Apache
5.250%, 02/01/42	310	243
5.100%, 09/01/40	400	293
4.750%, 04/15/43	2,945	2,252
4.250%, 01/15/44	1,105	791
BG Energy Capital
5.125%, 10/15/41 (A)	2,430	2,332
BP Capital Markets
3.814%, 02/10/24	3,300	3,278
3.535%, 11/04/24	100	96
Burlington Resources Finance
7.200%, 08/15/31	25	27
Canadian Natural Resources
5.850%, 02/01/35	150	103
3.900%, 02/01/25	1,500	1,164
Cenovus Energy
6.750%, 11/15/39	2,255	1,587
5.200%, 09/15/43	1,030	641
3.800%, 09/15/23	250	182
Columbia Pipeline Group
5.800%, 06/01/45 (A)	605	512
4.500%, 06/01/25 (A)	1,105	1,005
Conoco Funding
7.250%, 10/15/31	655	688
6.950%, 04/15/29	1,800	1,928

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConocoPhillips
6.500%, 02/01/39	$4,535	$4,441
5.900%, 05/15/38	4,038	3,845
4.300%, 11/15/44	5,380	4,323
Continental Resources
4.900%, 06/01/44	2,250	1,379
Devon Energy
7.950%, 04/15/32	285	227
5.600%, 07/15/41	2,160	1,474
4.750%, 05/15/42	2,790	1,788
Ecopetrol
5.875%,05/28/45	3,715	2,591
El Paso Natural Gas
8.375%, 06/15/32	475	478
7.500%, 11/15/26	2,730	2,742
Encana
6.500%,02/01/38	3,350	2,060
Energy Transfer Partners
8.250%, 11/15/29	1,825	1,886
6.500%, 02/01/42	3,000	2,425
6.125%, 12/15/45	3,493	2,873
5.950%, 10/01/43	6,135	4,850
5.150%, 02/01/43	1,000	730
5.150%, 03/15/45	884	643
Eni
5.700%, 10/01/40 (A)	3,430	3,016
EnLink Midstream Partners
5.600%, 04/01/44	2,750	1,692
5.050%, 04/01/45	500	298
Ensco
5.750%, 10/01/44	4,160	1,959
5.200%, 03/15/25	1,655	844
Enterprise Products Operating LLC
6.650%, 10/15/34	2,265	2,320
6.125%, 10/15/39	380	362
5.700%, 02/15/42	2,722	2,584
5.100%, 02/15/45	2,775	2,465
4.950%, 10/15/54	1,130	902
4.900%, 05/15/46	3,685	3,248
4.850%, 03/15/44	3,455	2,965
4.450%, 02/15/43	2,940	2,337
3.750%, 02/15/25	2,715	2,574
Exxon Mobil
3.567%, 03/06/45	1,555	1,446
Halliburton
5.000%, 11/15/45	900	800
4.850%, 11/15/35	795	695
Hess
5.600%, 02/15/41	1,960	1,409
Kinder Morgan
5.550%, 06/01/45	5,690	4,723
5.300%, 12/01/34	4,946	3,876

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinder Morgan Energy Partners
6.375%, 03/01/41	$6,875	$5,938
5.000%, 08/15/42	1,400	1,068
3.950%, 09/01/22	2,560	2,314
LASMO
7.300%, 11/15/27	4,060	4,650
Marathon Oil
6.600%, 10/01/37	3,820	2,591
5.200%, 06/01/45	1,475	867
Marathon Petroleum
6.500%, 03/01/41	4,198	3,295
Motiva Enterprises
6.850%, 01/15/40 (A)	3,515	3,453
Nexen Energy ULC
7.400%, 05/01/28	2,105	2,740
Noble Energy
5.250%, 11/15/43	4,390	3,240
5.050%, 11/15/44	4,445	3,269
Panhandle Eastern Pipeline
8.125%, 06/01/19	725	730
Petro-Canada
7.875%, 06/15/26	45	51
6.800%, 05/15/38	1,510	1,395
5.950%, 05/15/35	760	651
Petroleos Mexicanos MTN
6.875%, 08/04/26 (A)	1,385	1,434
6.500%, 06/02/41	4,980	4,352
6.375%, 01/23/45	8,570	7,434
5.625%, 01/23/46 (A)	1,945	1,510
5.500%, 06/27/44 (A)	1,820	1,398
Phillips 66
5.875%, 05/01/42	1,860	1,780
4.875%, 11/15/44	6,625	5,962
Pride International
7.875%, 08/15/40	6,059	3,040
Schlumberger Holdings
4.000%, 12/21/25 (A)	2,800	2,780
Shell International Finance
6.375%, 12/15/38	2,427	2,806
4.550%, 08/12/43	6,405	6,112
4.375%, 05/11/45	1,415	1,312
4.125%, 05/11/35	2,015	1,867
Southern Natural Gas
7.350%, 02/15/31	1,223	1,043
Spectra Energy Capital
6.750%, 02/15/32	1,510	1,489
3.300%, 03/15/23	3,610	3,000
Spectra Energy Partners
4.500%, 03/15/45	1,000	788
Statoil
6.800%, 01/15/28	380	462
6.500%, 12/01/28 (A)	1,140	1,430

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.800%, 11/08/43	$480	$476
3.950%, 05/15/43	1,875	1,633
Suncor Energy
6.500%, 06/15/38	1,465	1,335
Sunoco Logistics Partners Operations
5.350%, 05/15/45	1,375	1,020
5.300%, 04/01/44	1,750	1,292
TC PipeLines
4.375%, 03/13/25	1,000	867
Tennessee Gas Pipeline
8.375%, 06/15/32	2,705	2,750
7.000%, 10/15/28	7,112	7,209
Texas Eastern Transmission
7.000%, 07/15/32	2,010	2,203
TransCanada PipeLines
7.250%, 08/15/38	1,670	1,890
4.625%, 03/01/34	6,145	5,596
Transcontinental Gas Pipe Line
7.250%, 12/01/26	1,540	1,576
5.400%, 08/15/41	1,795	1,401
4.450%, 08/01/42	1,140	834
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/26 (A)	2,845	2,979
Valero Energy
10.500%, 03/15/39	3,740	4,856
Williams Partners
4.300%, 03/04/24	3,000	2,345

		238,387

Financials — 18.4%
ACE INA Holdings
6.700%, 05/15/36	2,477	3,275
Aflac
6.900%, 12/17/39	2,360	3,031
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (A)	4,097	4,937
Alexandria Real Estate Equities
3.900%, 06/15/23 ‡	3,050	3,079
American International Group
4.800%, 07/10/45	1,040	956
4.700%, 07/10/35	845	797
4.500%, 07/16/44	5,975	5,230
3.875%, 01/15/35	4,186	3,539
ARC Properties Operating Partnership
4.600%, 02/06/24 ‡	4,150	3,942
Assurant
6.750%,02/15/34	1,659	1,943
Bank of America
8.950%, 05/18/17 (B)	1,340	1,327
8.680%, 05/02/17 (B)	1,305	1,286
7.800%, 09/15/16	65	67
6.110%, 01/29/37	2,405	2,618

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.000%, 10/15/36	$5,530	$6,536
5.875%, 02/07/42	2,000	2,305
5.750%, 12/01/17	5,750	6,098
5.625%, 07/01/20	675	747
5.000%, 01/21/44	2,250	2,390
4.875%, 04/01/44	1,770	1,844
4.450%, 03/03/26	2,010	2,010
4.100%, 07/24/23	5,180	5,393
4.000%, 01/22/25	750	728
3.950%, 04/21/25	215	207
3.300%, 01/11/23	725	723
Barclays
5.250%, 08/17/45	1,500	1,434
Berkshire Hathaway
4.500%, 02/11/43	5,683	5,727
Berkshire Hathaway Finance
4.400%, 05/15/42	1,300	1,294
Blackstone Holdings Finance LLC
6.250%, 08/15/42 (A)	5,042	5,758
Boston Properties
3.650%, 02/01/26 ‡	1,990	2,015
Carlyle Holdings II Finance
5.625%, 03/30/43 (A)	5,886	6,194
CBL & Associates
5.250%, 12/01/23 ‡	1,150	1,108
4.600%, 10/15/24 ‡	750	685
CDP Financial
5.600%, 11/25/39 (A)	5,655	7,156
Chase Capital VI
1.241%, 08/01/28 (B)	2,435	1,948
Chubb
6.500%, 05/15/38	1,174	1,546
Cincinnati Financial
6.920%, 05/15/28	5,284	6,772
Citigroup
8.125%, 07/15/39	1,131	1,613
6.875%, 02/15/98	2,752	3,522
6.625%, 06/15/32	2,155	2,479
6.125%, 08/25/36	2,570	2,782
5.500%, 09/13/25	1,000	1,071
4.450%, 09/29/27	2,705	2,661
4.400%, 06/10/25	4,310	4,287
3.875%, 03/26/25	260	249
1.179%, 08/25/36 (B)	850	647
Cooperatieve Rabobank UA
5.800%, 09/30/10 (A)	5,033	5,722
Devon OEI Operating
7.500%, 09/15/27	1,160	1,111
Discover Bank
8.700%, 11/18/19	1,014	1,162
Discover Financial Services
3.850%, 11/21/22	3,261	3,218

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Farmers Exchange Capital
7.200%, 07/15/48 (A)	$1,000	$1,316
Farmers Exchange Capital II
6.151%, 11/01/53 (A) (B)	10,040	10,991
FMR
5.150%, 02/01/43 (A)	2,750	2,890
Ford Holdings
9.300%, 03/01/30	2,525	3,353
Ford Motor
7.450%, 07/16/31	2,908	3,562
7.400%, 11/01/46	2,000	2,362
4.750%, 01/15/43	745	684
GE Capital International Funding
4.418%, 11/15/35 (A)	28,676	29,945
General Electric MTN
5.875%, 01/14/38	3,535	4,446
General Electric Capital MTN
6.875%, 01/10/39	2,199	3,081
1.098%, 08/15/36 (B)	1,250	1,071
General Motors
6.750%, 04/01/46	1,985	2,077
6.600%, 04/01/36	2,678	2,774
6.250%, 10/02/43	2,120	2,074
General Motors Financial
5.250%, 03/01/26	2,245	2,254
Goldman Sachs Group
6.750%, 10/01/37	9,500	10,858
6.250%, 02/01/41	5,301	6,349
6.125%, 02/15/33	7,800	9,119
5.150%, 05/22/45	2,355	2,245
4.800%, 07/08/44	3,140	3,169
4.750%, 10/21/45	3,335	3,392
3.750%, 02/25/26	2,195	2,213
Guardian Life Insurance of America
4.875%, 06/19/64 (A)	5,845	5,499
Hartford Financial Services Group
6.625%, 03/30/40	770	950
HBOS MTN
6.750%, 05/21/18 (A)	4,050	4,353
HCP
4.250%, 11/15/23 ‡	4,370	4,274
3.875%, 08/15/24 ‡	1,460	1,371
Healthcare Realty Trust
5.750%, 01/15/21 ‡	525	586
Highmark
6.125%, 05/15/41 (A)	3,705	3,872
HSBC Bank USA MTN
7.000%, 01/15/39	965	1,110
5.625%, 08/15/35	1,165	1,225
HSBC Holdings
6.500%, 09/15/37	4,550	5,065
5.250%, 03/14/44	2,175	2,080

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Lease Finance
7.125%, 09/01/18 (A)	$95	$103
JPMorgan Chase
6.300%, 04/23/19	1,775	1,992
5.600%, 07/15/41	4,985	5,851
4.950%, 06/01/45	1,540	1,553
4.250%, 10/01/27	975	992
3.900%, 07/15/25	4,895	5,144
3.875%, 09/10/24	2,000	2,003
JPMorgan Chase Capital XIII
1.553%, 09/30/34 (B)	3,900	2,987
JPMorgan Chase Capital XXIII
1.618%, 05/15/47 (B)	1,907	1,304
KKR Group Finance II
5.500%, 02/01/43 (A)	11,149	11,133
KKR Group Finance III LLC
5.125%, 06/01/44 (A)	1,300	1,262
Liberty Mutual Group
6.500%, 03/15/35 (A)	265	310
6.500%, 05/01/42 (A)	7,078	8,203
Macquarie Bank MTN
6.625%, 04/07/21 (A)	2,670	3,018
Marsh & McLennan
3.500%, 06/03/24	1,635	1,636
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	1,820	2,647
MetLife
6.400%, 12/15/36	4,686	4,583
5.875%, 02/06/41	1,240	1,413
4.875%, 11/13/43	4,530	4,641
4.050%, 03/01/45	2,431	2,196
Metropolitan Life Global Funding I
3.875%, 04/11/22 (A)	435	458
3.000%, 01/10/23 (A)	1,845	1,829
Metropolitan Life Insurance
7.800%, 11/01/25 (A)	3,520	4,700
Moody’s
5.250%, 07/15/44	8,921	9,626
Morgan Stanley MTN
6.375%, 07/24/42	2,564	3,188
6.250%, 08/09/26	4,210	4,966
5.625%, 09/23/19	5,775	6,337
4.350%, 09/08/26	2,050	2,039
4.300%, 01/27/45	5,060	4,824
4.000%, 07/23/25	55	57
3.950%, 04/23/27	1,670	1,613
3.875%, 04/29/24	2,195	2,255
3.875%, 01/27/26	4,090	4,202
3.700%, 10/23/24	1,410	1,428
Nationwide Health Properties MTN
6.590%, 07/07/38 ‡	1,310	1,703

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nationwide Mutual Insurance
8.250%, 12/01/31 (A)	$1,000	$1,347
7.875%, 04/01/33 (A)	4,016	5,268
4.950%, 04/22/44 (A)	3,240	3,223
New York Life Insurance
6.750%, 11/15/39 (A)	5,515	7,144
5.875%, 05/15/33 (A)	3,852	4,637
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (A)	2,216	2,689
Piedmont Operating Partnership
4.450%, 03/15/24 ‡	1,740	1,782
Prudential Financial MTN
6.625%, 12/01/37	558	656
5.800%, 11/16/41	1,055	1,147
5.700%, 12/14/36	6,439	6,917
Prudential Insurance of America
8.300%, 07/01/25 (A)	4,500	5,796
Santander UK Group Holdings
5.625%, 09/15/45 (A)	1,200	1,076
Simon Property Group
6.750%, 02/01/40 ‡	1,634	2,163
4.750%, 03/15/42 ‡	1,510	1,614
3.300%, 01/15/26 ‡	1,895	1,918
SL Green Realty
7.750%, 03/15/20 ‡	775	913
5.000%, 08/15/18 ‡	1,000	1,042
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	4,740	5,958
4.900%, 09/15/44 (A)	6,030	6,130
TIAA Asset Management Finance LLC
4.125%, 11/01/24 (A)	2,035	2,090
UBS Group Funding Jersey
4.125%, 09/24/25 (A)	5,375	5,352
Ventas Realty
5.700%, 09/30/43 ‡	5,465	5,933
4.750%, 06/01/21 ‡	2,500	2,691
4.375%, 02/01/45 ‡	3,970	3,572
Visa
4.300%, 12/14/45	3,215	3,453
4.150%, 12/14/35	3,410	3,619
WEA Finance LLC
4.750%, 09/17/44 (A)	3,400	3,407
Wells Fargo MTN
5.606%, 01/15/44	540	597
4.900%, 11/17/45	1,180	1,196
4.650%, 11/04/44	3,185	3,115
4.300%, 07/22/27	1,190	1,235
3.900%, 05/01/45	3,075	2,973
Wells Fargo Bank
6.000%, 11/15/17	300	322
5.950%, 08/26/36	1,000	1,224

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.850%, 02/01/37	$5,620	$6,770
Welltower
5.125%, 03/15/43 ‡	6,659	6,524
4.250%, 04/01/26 ‡	1,015	1,010
4.000%, 06/01/25 ‡	810	795
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	1,939	1,935

		509,208

Health Care — 7.6%
AbbVie
4.700%, 05/14/45	6,285	6,280
4.500%, 05/14/35	1,995	1,986
4.400%, 11/06/42	2,785	2,669
3.600%, 05/14/25	3,885	3,966
Actavis Funding SCS
4.750%, 03/15/45	6,320	6,464
4.550%, 03/15/35	545	548
3.850%, 06/15/24	3,160	3,261
Aetna
4.750%, 03/15/44	1,720	1,761
Allina Health System
4.805%, 11/15/45	3,215	3,525
Amgen
6.400%, 02/01/39	3,400	4,013
5.750%, 03/15/40	500	546
5.375%, 05/15/43	1,640	1,752
5.150%, 11/15/41	2,935	3,018
4.950%, 10/01/41	825	821
Anthem
4.850%, 08/15/54	1,715	1,619
4.650%, 01/15/43	2,080	1,947
4.650%, 08/15/44	855	806
3.500%, 08/15/24	4,360	4,317
AstraZeneca
6.450%, 09/15/37	3,522	4,486
4.000%, 09/18/42	730	700
Baxalta
5.250%, 06/23/45 (A)	3,460	3,312
Bayer US Finance LLC
3.375%, 10/08/24 (A)	575	597
Baylor Scott & White Holdings
4.185%, 11/15/45	2,545	2,570
Becton Dickinson
4.875%, 05/15/44	400	421
4.685%, 12/15/44	1,630	1,682
3.875%, 05/15/24	1,750	1,818
Biogen
5.200%, 09/15/45	1,280	1,311
4.050%, 09/15/25	1,980	2,061
Cardinal Health
4.900%, 09/15/45	925	965

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 11/15/44	$1,830	$1,764
Catholic Health Initiatives
4.350%, 11/01/42	1,295	1,263
Celgene
5.700%, 10/15/40	4,184	4,503
5.000%, 08/15/45	2,395	2,451
4.625%, 05/15/44	3,600	3,434
Cleveland Clinic Foundation
4.858%, 01/01/14	3,588	3,794
EMD Finance LLC
3.250%, 03/19/25 (A)	4,690	4,596
Express Scripts Holding
4.500%, 02/25/26	3,380	3,408
Gilead Sciences
4.800%, 04/01/44	3,430	3,606
4.750%, 03/01/46	5,715	6,026
4.600%, 09/01/35	1,845	1,919
4.500%, 02/01/45	2,055	2,087
3.650%, 03/01/26	2,210	2,314
GlaxoSmithKline Capital
6.375%, 05/15/38	2,655	3,410
Hartford HealthCare
5.746%, 04/01/44	6,630	7,768
Humana
4.950%, 10/01/44	2,260	2,210
Johnson & Johnson
4.500%, 12/05/43	1,700	1,959
3.700%, 03/01/46	1,605	1,608
McKesson
4.883%, 03/15/44	1,675	1,670
Mead Johnson Nutrition
5.900%, 11/01/39	990	1,119
4.600%, 06/01/44	825	793
Medtronic
4.625%, 03/15/45	4,735	5,040
4.375%, 03/15/35	5,285	5,469
2.750%, 04/01/23	2,510	2,514
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/42	1,845	2,117
Merck
4.150%, 05/18/43	3,895	4,012
3.600%, 09/15/42	1,690	1,595
Merck Sharp & Dohme MTN
5.760%, 05/03/37	2,236	2,784
North Shore-Long Island Jewish Health
Care
6.150%, 11/01/43	320	412
4.800%, 11/01/42	4,615	4,834
Novartis Capital
4.400%, 05/06/44	6,535	7,057
NYU Hospitals Center
5.750%, 07/01/43	710	860

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.428%, 07/01/42	$4,230	$4,288
Perrigo
4.000%, 11/15/23	1,480	1,471
Perrigo Finance
4.900%, 12/15/44	800	768
3.900%, 12/15/24	4,365	4,257
Pfizer
7.200%, 03/15/39	590	822
4.400%, 05/15/44	595	630
Providence Health & Services Obligated Group
4.379%, 10/01/23	705	775
St. Barnabas
4.000%, 07/01/28	4,375	4,386
Stryker
4.100%, 04/01/43	1,425	1,342
3.375%, 05/15/24	1,145	1,148
Thermo Fisher Scientific
3.150%, 01/15/23	3,020	2,950
Toledo Hospital
4.982%, 11/15/45	3,085	3,459
Trinity Health
4.125%, 12/01/45	2,859	2,876
UnitedHealth Group
6.875%, 02/15/38	2,010	2,683
6.625%, 11/15/37	555	727
4.750%, 07/15/45	2,970	3,248
4.625%, 07/15/35	1,340	1,438
Wyeth
6.000%, 02/15/36	2,985	3,675
5.950%, 04/01/37	936	1,151
Zimmer Biomet Holdings
4.450%, 08/15/45	1,670	1,535

		211,247

Industrials — 4.6%
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/21	3	3
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/23	1,554	1,638
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/26	2,601	2,556
BAE Systems
5.800%, 10/11/41 (A)	1,145	1,305
BAE Systems Holdings
4.750%, 10/07/44 (A)	6,620	6,777
Burlington Northern Santa Fe LLC
6.200%, 08/15/36	5,150	6,320
6.150%, 05/01/37	1,045	1,279

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.750%, 05/01/40	$585	$687
5.150%, 09/01/43	1,970	2,185
4.900%, 04/01/44	2,920	3,142
4.550%, 09/01/44	1,150	1,186
4.400%, 03/15/42	3,270	3,305
4.375%, 09/01/42	1,515	1,519
Canadian Pacific Railway
6.125%, 09/15/15	5,145	5,377
4.800%, 09/15/35	285	289
Caterpillar
4.750%, 05/15/64	3,315	3,206
3.803%, 08/15/42	5,968	5,455
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	4,670	5,143
Continental Airlines, Pass-Through Trust, Ser 2009-1
9.000%, 07/08/16	4,247	4,359
CSX
4.750%, 05/30/42	3,410	3,414
Deere
3.900%, 06/09/42	2,350	2,278
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/19	5	6
Federal Express
7.600%, 07/01/97	2,095	2,741
FedEx
5.100%, 01/15/44	275	282
4.100%, 02/01/45	275	245
4.000%, 01/15/24	1,260	1,324
3.900%, 02/01/35	700	643
3.875%, 08/01/42	4,017	3,486
L-3 Communications
3.950%, 05/28/24	1,021	960
Lockheed Martin
4.700%, 05/15/46	3,603	3,874
4.500%, 05/15/36	600	632
4.070%, 12/15/42	3,743	3,650
3.600%, 03/01/35	4,245	3,955
Norfolk Southern
6.000%, 03/15/05	3,403	3,633
6.000%, 05/23/11	4,332	4,667
4.800%, 08/15/43	1,410	1,429
4.650%, 01/15/46	1,235	1,223
4.450%, 06/15/45	480	462
3.850%, 01/15/24	3,115	3,245
2.903%, 02/15/23	710	698
Northrop Grumman
4.750%, 06/01/43	5,330	5,734

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/22	$221	$249
Parker-Hannifin MTN
4.450%, 11/21/44	1,645	1,747
Republic Services
3.550%, 06/01/22	995	1,042
Siemens Financieringsmaatschappij
4.400%, 05/27/45 (A)	4,975	5,264
Union Pacific
4.050%, 03/01/46	2,245	2,230
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/26	3,340	3,361
United Technologies
5.700%, 04/15/40	2,715	3,248
4.500%, 06/01/42	3,985	4,110
US Airways, Pass-Through Trust, Ser 2011-1A, Cl A
7.125%, 10/22/23	1,509	1,722
WW Grainger
4.600%, 06/15/45	1,170	1,270

		128,555

Information Technology — 3.2%
Analog Devices
3.900%, 12/15/25	1,380	1,453
Apple
4.650%, 02/23/46	3,030	3,174
4.500%, 02/23/36	4,020	4,195
4.450%, 05/06/44	1,150	1,173
4.375%, 05/13/45	7,650	7,718
CDK Global
4.500%, 10/15/24	5,215	5,092
Cisco Systems
5.900%, 02/15/39	3,620	4,480
Hewlett Packard Enterprise
6.350%, 10/15/45 (A)	5,659	4,826
Intel
4.900%, 07/29/45	5,913	6,414
4.800%, 10/01/41	2,055	2,194
4.000%, 12/15/32	695	703
Juniper Networks
5.950%, 03/15/41	4,430	3,942
Microsoft
4.875%, 12/15/43	3,822	4,280
4.750%, 11/03/55	1,320	1,391
4.450%, 11/03/45	1,000	1,065
4.000%, 02/12/55	6,461	5,991
3.750%, 02/12/45	895	867
3.500%, 02/12/35	2,185	2,103
3.500%, 11/15/42	1,765	1,597

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oracle
6.500%, 04/15/38	$4,924	$6,319
4.500%, 07/08/44	1,805	1,862
4.375%, 05/15/55	4,180	4,010
4.300%, 07/08/34	6,590	6,744
4.125%, 05/15/45	870	858
QUALCOMM
4.650%, 05/20/35	3,420	3,177
Seagate HDD Cayman
5.750%, 12/01/34	2,070	1,227
4.875%, 06/01/27 (A)	4,170	2,891

		89,746

Materials — 1.9%
Barrick North America Finance LLC
5.750%, 05/01/43	6,350	5,230
BHP Billiton Finance USA
5.000%, 09/30/43	2,420	2,357
CF Industries
5.150%, 03/15/34	1,205	1,017
Dow Chemical
4.625%, 10/01/44	1,000	932
4.375%, 11/15/42	5,845	5,276
4.250%, 10/01/34	2,235	2,043
Eastman Chemical
4.650%,10/15/44	1,305	1,119
Freeport-McMoRan
5.450%, 03/15/43	4,387	2,544
5.400%, 11/14/34	5,359	3,122
Glencore Finance Canada
6.000%, 11/15/41 (A)	5,144	3,588
International Paper
5.150%, 05/15/46	2,125	1,862
5.000%, 09/15/35	1,735	1,681
LYB International Finance
4.875%, 03/15/44	2,575	2,310
LyondellBasell Industries
4.625%, 02/26/55	1,000	822
Monsanto
4.200%, 07/15/34	910	815
3.950%, 04/15/45	500	400
Nacional del Cobre de Chile
5.625%, 10/18/43 (A)	1,500	1,428
4.875%, 11/04/44 (A)	2,020	1,746
4.500%, 09/16/25 (A)	905	896
4.250%, 07/17/42 (A)	660	524
Newcrest Finance
5.750%, 11/15/41 (A)	4,154	3,173
Newmont Mining
6.250%, 10/01/39	1,200	1,070
Rio Tinto Finance USA
4.125%, 08/21/42	120	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rohm & Haas
7.850%, 07/15/29	$3,925	$5,070
Southern Copper
7.500%, 07/27/35	2,974	2,821
5.875%, 04/23/45	1,590	1,257

		53,203

Telecommunication Services — 5.2%
Alltel
7.875%, 07/01/32	1,035	1,265
6.800%, 05/01/29	540	619
America Movil
6.375%, 03/01/35	510	577
4.375%, 07/16/42	2,910	2,690
AT&T
6.500%, 09/01/37	2,758	3,074
6.300%, 01/15/38	1,500	1,625
5.650%, 02/15/47	2,050	2,123
5.550%, 08/15/41	5,555	5,456
5.350%, 09/01/40	5,594	5,446
4.800%, 06/15/44	5,903	5,405
4.750%, 05/15/46	3,514	3,208
4.500%, 05/15/35	9,655	8,863
4.350%, 06/15/45	8,200	6,983
4.300%, 12/15/42	3,006	2,568
British Telecommunications
9.625%, 12/15/30	2,070	2,964
Deutsche Telekom International Finance
9.250%, 06/01/32	710	1,054
8.750%, 06/15/30	645	909
4.875%, 03/06/42 (A)	1,255	1,317
GTE
6.940%, 04/15/28	1,260	1,485
Koninklijke
8.375%, 10/01/30	1,620	2,112
Orange
5.500%, 02/06/44	1,130	1,238
Rogers Communications
5.000%, 03/15/44	3,010	3,083
SES GLOBAL Americas Holdings GP
5.300%, 03/25/44 (A)	6,578	6,043
Verizon Communications
6.550%, 09/15/43	1,369	1,669
6.400%, 09/15/33	273	318
6.250%, 04/01/37	760	851
6.000%, 04/01/41	1,500	1,632
5.850%, 09/15/35	250	272
5.050%, 03/15/34	4,175	4,198
5.012%, 08/21/54	7,888	7,326
4.862%, 08/21/46	18,256	17,836
4.750%, 11/01/41	875	836
4.672%, 03/15/55	16,361	14,449

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.522%, 09/15/48	$14,578	$13,303
4.400%, 11/01/34	1,750	1,644
4.272%, 01/15/36	4,640	4,284
Vodafone Group
4.375%, 02/19/43	6,415	5,304

		144,029

Utilities — 10.3%
AEP Texas Central
3.850%, 10/01/25 (A)	1,000	1,032
AGL Capital
5.875%, 03/15/41	2,593	2,955
4.400%, 06/01/43	1,000	931
Appalachian Power
4.450%, 06/01/45	560	555
Baltimore Gas & Electric
5.200%, 06/15/33	3,178	3,638
Berkshire Hathaway Energy
6.500%, 09/15/37	2,515	3,137
6.125%, 04/01/36	6,910	8,277
5.150%, 11/15/43	2,250	2,477
Boston Gas
4.487%, 02/15/42 (A)	2,147	2,145
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/34	1,381	1,393
CenterPoint Energy Resources
6.250%, 02/01/37	2,991	3,192
Cleco Power
6.000%, 12/01/40	1,100	1,315
Commonwealth Edison
3.700%, 03/01/45	3,149	2,993
Consolidated Edison of New York
6.750%, 04/01/38	1,725	2,297
6.300%, 08/15/37	1,440	1,815
4.450%, 03/15/44	2,000	2,118
Dominion Resources
5.250%, 08/01/33	3,830	4,109
4.900%, 08/01/41	2,715	2,634
DTE Energy
3.850%, 12/01/23	2,215	2,332
Duke Energy
3.750%, 04/15/24	535	552
3.050%, 08/15/22	1,420	1,423
Duke Energy Carolinas
6.100%, 06/01/37	3,090	3,835
4.000%, 09/30/42	2,000	2,025
Duke Energy Carolinas LLC
5.300%, 02/15/40	7,430	8,792
4.250%, 12/15/41	1,500	1,563
Duke Energy Florida
6.400%, 06/15/38	475	628

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.350%, 09/15/37	$950	$1,245
Duke Energy Indiana
6.350%, 08/15/38	800	1,040
4.900%, 07/15/43	2,000	2,232
Duke Energy Progress LLC
4.375%, 03/30/44	3,320	3,500
Duquesne Light Holdings
6.250%,08/15/35	3,125	3,335
5.900%, 12/01/21 (A)	750	840
El Paso Electric
5.000%, 12/01/44	1,000	1,000
Electricite de France
6.000%, 01/22/14 (A)	5,945	5,885
4.950%, 10/13/45 (A)	3,275	3,281
4.750%, 10/13/35 (A)	1,465	1,482
Elm Road Generating Station Supercritical
5.848%, 01/19/41 (A)	2,007	2,386
Entergy Louisiana
4.440%, 01/15/26	2,990	3,262
Eversource Energy
2.800%, 05/01/23	2,120	2,076
Exelon
5.625%, 06/15/35	1,250	1,360
4.950%, 06/15/35 (A)	2,800	2,863
Exelon Generation LLC
6.250%, 10/01/39	200	198
5.750%, 10/01/41	4,531	4,159
5.600%, 06/15/42	4,070	3,685
FirstEnergy Transmission LLC
5.450%, 07/15/44 (A)	2,790	2,909
Florida Power & Light
5.960%, 04/01/39	2,975	3,880
5.690%, 03/01/40	4,600	5,823
5.650%, 02/01/37	2,500	3,064
5.400%, 09/01/35	3,200	3,887
Georgia Power
5.950%, 02/01/39	3,850	4,611
5.400%, 06/01/40	5,780	6,529
4.300%, 03/15/42	1,755	1,731
Indianapolis Power & Light
6.050%, 10/01/36 (A)	1,291	1,643
4.875%, 11/01/41 (A)	1,970	2,076
4.700%, 09/01/45 (A)	3,420	3,598
4.500%, 06/01/44 (A)	2,375	2,437
ITC Holdings
5.300%, 07/01/43	2,085	2,173
Jersey Central Power & Light
6.400%, 05/15/36	1,425	1,625
John Sevier Combined Cycle Generation
4.626%, 01/15/42	3,814	4,251
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,600	3,270

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kentucky Utilities
5.125%, 11/01/40	$1,940	$2,258
KeySpan Gas East
5.819%, 04/01/41 (A)	7,485	9,144
Metropolitan Edison
7.700%, 01/15/19	350	393
MidAmerican Energy
6.750%,12/30/31	760	1,022
5.800%, 10/15/36	810	1,011
4.800%, 09/15/43	1,725	1,932
4.400%, 10/15/44	1,450	1,538
Midamerican Funding
6.927%, 03/01/29	170	220
Monongahela Power
5.400%, 12/15/43 (A)	785	894
4.100%, 04/15/24 (A)	3,060	3,253
Narragansett Electric
4.170%, 12/10/42 (A)	1,990	1,985
NextEra Energy Capital Holdings
6.000%, 03/01/19	2,470	2,698
Niagara Mohawk Power
4.119%, 11/28/42 (A)	2,000	1,974
2.721%, 11/28/22 (A)	700	698
NiSource Finance
5.950%, 06/15/41	545	637
Northern States Power
6.250%, 06/01/36	1,813	2,381
5.350%, 11/01/39	2,695	3,270
3.400%, 08/15/42	975	909
NSTAR Electric
4.400%, 03/01/44	655	697
Oncor Electric Delivery
7.500%, 09/01/38	600	820
5.300%, 06/01/42	6,945	7,725
Pacific Gas & Electric
6.350%, 02/15/38	1,000	1,282
6.250%, 03/01/39	1,910	2,398
6.050%, 03/01/34	4,540	5,571
4.600%, 06/15/43	1,875	1,996
4.500%, 12/15/41	1,660	1,738
PacifiCorp
6.000%, 01/15/39	1,070	1,345
5.750%, 04/01/37	2,972	3,613
Pennsylvania Electric
6.150%, 10/01/38	6,082	6,648
PSEG Power LLC
8.625%, 04/15/31	4,340	5,335
Public Service Electric & Gas MTN
4.000%, 06/01/44	1,000	1,026
Public Service of Colorado
6.500%, 08/01/38	725	990
6.250%, 09/01/37	1,590	2,117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.300%, 03/15/44	$2,495	$2,668
Sempra Energy
6.000%, 10/15/39	3,565	3,925
Southaven Combined Cycle Generation
3.846%, 08/15/33	2,240	2,423
Southern California Edison
6.050%, 03/15/39	4,355	5,609
4.650%, 10/01/43	1,335	1,480
4.500%, 09/01/40	2,430	2,636
Southern California Gas
3.750%, 09/15/42	1,250	1,233
Southwestern Electric Power
6.200%, 03/15/40	3,335	4,005
3.900%, 04/01/45	2,000	1,790
Texas-New Mexico Power
6.950%, 04/01/43 (A)	1,082	1,460
Tucson Electric Power
5.000%, 03/15/44	5,025	5,411
Union Electric
8.450%, 03/15/39	2,125	3,361
Virginia Electric & Power
4.450%, 02/15/44	2,500	2,652
3.450%, 02/15/24	530	552

		284,222

Total Corporate Obligations (Cost $1,972,334) ($ Thousands)		1,967,513

U.S. TREASURY OBLIGATIONS — 16.8%
U.S. Treasury Bills (C)
0.218%, 04/14/16	15,535	15,530
0.214%, 04/07/16 (E)	16,560	16,556
0.018%, 03/03/16	60	60
U.S. Treasury Bonds
4.500%, 02/15/36	2,700	3,715
4.250%, 05/15/39	3,610	4,797
3.875%, 08/15/40	4,075	5,130
3.750%, 08/15/41	10,845	13,433
3.750%, 11/15/43	16,080	20,063
3.625%, 08/15/43	14,522	17,716
3.625%, 02/15/44	9,821	11,963
3.375%, 05/15/44	9,440	10,978
3.125%, 11/15/41	13,150	14,703
3.125%, 02/15/43	26,570	29,526
3.000%, 05/15/45	69,988	75,521
3.000%, 11/15/45	87,015	94,007
2.875%, 08/15/45	35,550	37,422
2.803%, 05/15/45	2,680	1,198
2.766%, 08/15/45	4,620	2,042
2.750%, 08/15/42	5,780	5,989
2.500%, 02/15/45	27,281	26,578

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.500%, 02/15/46	$455	$444
U.S. Treasury Inflation Indexed Bonds
1.375%, 02/15/44	11,605	12,545
0.750%, 02/15/45	11,084	10,309
U.S. Treasury Notes
2.125%, 05/15/25	6,002	6,201
1.625%, 02/15/26	3,580	3,543
U.S. Treasury STRIPS
2.701%, 05/15/39	43,500	24,324

Total U.S. Treasury Obligations (Cost $431,104) ($ Thousands)		464,293

MUNICIPAL BONDS — 6.2%

California — 2.4%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	1,400	1,968
California State, Build America Project, GO
7.500%, 04/01/34	5,300	7,628
7.550%, 04/01/39	795	1,185
City of Sacramento, Municipal Utility District, Build America Project, RB
6.156%, 05/15/36	100	127
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/40	3,705	4,680
Los Angeles Unified School District, Build America Project, GO
5.750%, 07/01/34	1,875	2,336
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/49	990	1,442
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/36	2,965	4,009
Los Angeles, Department of Water & Power, Build America Project, RB
6.008%, 07/01/39	5,000	6,268
6.574%, 07/01/45	600	847
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/34	2,610	3,562
Regents of the University of California Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/48	1,480	1,992
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/49	1,175	1,581

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/32	$2,580	$3,226
State of California, Build America Project, GO
7.300%, 10/01/39	1,000	1,423
7.350%, 11/01/39	5,330	7,641
7.625%, 03/01/40	2,355	3,499
University of California, Ser AD, RB
4.858%, 05/15/12	11,775	12,014

		65,428

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB
4.814%, 10/01/14	2,535	2,733

Florida — 0.2%
City of Gainesville, Build America Project, RB
6.024%, 10/01/40	3,650	4,568

Georgia — 0.1%
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/57	3,511	4,274

Illinois — 0.4%
Illinois State, GO
5.100%, 06/01/33	8,680	8,084
Illinois, Finance Authority, RB Callable 06/01/22 @ 100
4.000%, 06/01/47	1,260	1,283

Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/38	2,630	3,186

		12,553

Indiana — 0.1%
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/40	1,860	2,445

Massachusetts — 0.1%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/29	1,210	1,448

Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/40	1,080	1,394

		2,842

12	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Michigan — 0.1%
Michigan State University, Build America Project, Ser B, RB Callable 02/15/30 @ 100
6.173%, 02/15/50	$2,000	$2,403

Missouri — 0.0%
Missouri, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/42	600	749

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/40	60	89
7.102%, 01/01/41	1,500	2,145

		2,234

New York — 1.8%
City of New York, Build America Project, GO Callable 10/01/20 @ 100
5.817%, 10/01/31	2,950	3,352
City of New York, Build America Project, GO
5.517%, 10/01/37	4,455	5,477
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/20 @ 100
6.491%, 06/15/42	6,630	7,570
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/43	2,660	3,353
New York City, Municipal Water Finance Authority, RB Callable 12/15/20 @ 100
5.375%, 06/15/43	600	703
New York City, Municipal Water Finance Authority, Ser GG, RB Callable 06/15/21 @ 100
5.000%, 06/15/43	710	818
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/38	2,195	2,737
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/30	3,295	4,039
5.289%, 03/15/33	1,550	1,855
Port Authority of New York & New Jersey, RB
4.926%, 10/01/51	725	803
4.458%, 10/01/62	5,635	5,654

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Port Authority of New York & New Jersey, Ser 192, RB
4.810%, 10/15/65	$2,460	$2,627
State of New York, Build America Project, RB
5.770%, 03/15/39	8,820	11,093

		50,081

Ohio — 0.2%
American Municipal Power, Build America Project, RB
6.053%, 02/15/43	4,385	5,254
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/11	115	122

		5,376

Pennsylvania — 0.1%
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/30	1,915	2,283

Texas — 0.5%
City of Houston Texas Combined Utility System Revenue, Ser A, RB, ASSURED GTY Callable 05/15/19 @ 100
5.250%, 11/15/33	320	360
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/42	600	807
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/42	930	1,155
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/49	4,796	6,881
Texas Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/30	2,725	3,335
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/39	1,505	1,889

		14,427

Total Municipal Bonds (Cost $154,339) ($ Thousands)		172,396

13	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
FHLB
5.625%, 06/11/21	$960	$1,152
FHLMC
6.750%, 03/15/31	7,545	11,357
FHLMC MTN
6.250%, 07/15/32	6,735	9,879
FNMA
2.625%, 09/06/24	12,405	13,090
FNMA, PO MTN
0.000%, 05/15/30	8,380	5,505
Residual Funding STRIPS
3.490%, 04/15/30	17,770	11,960
1.809%, 07/15/20	1,706	1,596
Tennessee Valley Authority
5.500%, 06/15/38	305	399
5.375%, 04/01/56	12,593	16,317
5.250%, 09/15/39	7,900	10,106
4.875%, 01/15/48	635	753
4.625%, 09/15/60	7,645	8,698
4.250%, 09/15/65	6,898	7,255
3.500%, 12/15/42	5,480	5,431
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/38	3,700	1,671

Total U.S. Government Agency Obligations (Cost $100,398) ($ Thousands)		105,169

MORTGAGE-BACKED SECURITIES — 1.7%

Agency Mortgage-Backed Obligations — 1.6%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/34	238	266
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/24	728	835
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/40	6,166	6,843
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/43	3,071	2,973
FHLMC CMO, Ser 3770, Cl ZB
5.000%, 12/15/40	3,765	4,355
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/23	4,380	4,523
FNMA
3.841%, 09/01/20	3,664	3,962
3.762%, 12/01/20	3,564	3,859
3.665%, 10/01/20	3,387	3,660
3.583%, 09/01/20	1,887	2,006
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	984	1,229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	$545	$636
FNMA CMO, Ser 2007-68, Cl SC, IO
6.274%, 07/25/37 (B)	63	11
GNMA ARM
1.750%, 06/20/32 (B)	84	86
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/34	84	87
GNMA CMO, Ser 2009-8, Cl PS, IO
5.875%, 08/16/38 (B)	145	20
GNMA CMO, Ser 2010-4, Cl NS, IO
5.965%, 01/16/40 (B)	165	31
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/41	10,425	9,771

		45,153

Non-Agency Mortgage-Backed Obligations — 0.1%
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.385%, 08/25/35 (B)	15	11
Countrywide Home Loans, Ser 2005-2, Cl 1A1
1.076%, 03/25/35 (B)	123	92
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.636%, 03/19/45 (B)	154	136
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
1.226%, 11/19/34 (B)	223	198
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.736%, 08/19/45 (B)	299	273
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
1.216%, 12/25/34 (B)	119	99
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
1.236%, 08/25/34 (B)	55	46
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.809%, 10/25/34 (B)	75	71
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.287%, 09/25/34 (B)	25	23
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.737%, 10/25/36 (B)	15	11
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/31	22	23

14	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	$26	$27
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.682%, 12/25/34 (B)	52	51
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.757%, 01/25/45 (B)	147	134
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.744%, 04/25/36 (B)	132	130

		1,325

Total Mortgage-Backed Securities (Cost $38,247) ($ Thousands)		46,478

SOVEREIGN DEBT — 0.5%
Israel Government AID Bond
5.500%, 09/18/33	1,400	1,898
3.010%, 08/15/26	2,585	1,981
Republic of Colombia
5.625%, 02/26/44	1,285	1,160
4.000%, 02/26/24	1,680	1,617
Republic of Uruguay
5.100%, 06/18/50	2,220	1,992
United Mexican States
6.050%, 01/11/40	251	279
5.750%, 10/12/10	534	508
5.550%, 01/21/45	1,670	1,741
4.750%, 03/08/44	780	733
4.600%, 01/23/46	145	133
4.000%, 10/02/23	1,936	1,991

Total Sovereign Debt (Cost $14,129) ($ Thousands)		14,033

ASSET-BACKED SECURITIES — 0.3%

Mortgage Related Securities — 0.0%
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/28 (B)	51	52

Other Asset-Backed Securities — 0.3%
321 Henderson Receivables, Ser 2013-3A, Cl A
4.080%, 01/17/73 (A)	1,394	1,481
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.834%, 03/25/37	180	186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
1.227%, 04/26/32 (A) (B)	$2,765	$2,631
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.277%, 07/27/37 (A) (B)	2,745	2,512
SLM Student Loan Trust, Ser 2011-1, Cl A2
1.586%, 10/25/34 (B)	2,620	2,509

		9,319

Total Asset-Backed Securities (Cost $9,710) ($ Thousands)		9,371

	Shares

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% ** †	53,244,983	53,245

Total Cash Equivalent (Cost $53,245) ($ Thousands)		53,245

Total Investments — 102.2% (Cost $2,773,506) ($ Thousands) @		$2,832,498

The open futures contracts held by the Fund at February 29, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(371)	Jun-2016	$(158)
U.S. 2-Year Treasury Note	(201)	Jul-2016	24
U.S. 5-Year Treasury Note	360	Jun-2016	19
U.S. Long Treasury Bond	(344)	Jun-2016	297
U.S. Ultra Long Treasury Bond	1,048	Jun-2016	(851)

			$(669)

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

15	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Concluded)

February 29, 2016

A list of the open OTC swap agreements held by the Fund at February 29, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	$5,255	$(753)

A list of the open centrally cleared agreements held by the Fund at February 29, 2016, is as follows:
Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/43	$3,570	$(1,265)

For the period ended February 29, 2016, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,770,189 ($ Thousands).

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $2,773,506 ($ Thousands), and the unrealized appreciation and depreciation were $157,286 ($ Thousands) and $(98,295) ($ Thousands), respectively.

**	The rate reported is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(D)	Rate shown is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,967,513	$—	$1,967,513
Municipal Bonds	—	172,396	—	172,396
U.S. Government Agency Obligations	—	105,169	—	105,169
Mortgage-Backed Securities	—	46,478	—	46,478
Sovereign Debt	—	14,033	—	14,033
Asset-Backed Securities	—	9,371	—	9,371
U.S. Treasury Obligations	—	464,293	—	464,293
Cash Equivalent	53,245	—	—	53,245

Total Investments in Securities	$53,245	$2,779,253	$—	$2,832,498

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$340	$—	$—	$340
Unrealized Depreciation	(1,009)	—	—	(1.009)
OTC Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(753)	—	(753)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(1,265)	—	(1,265)

Total Other Financial Instruments	$(669)	$(2,018)	$—	$(2,687)

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

The following is a summary of transactions with affiliates for the period ended February 29, 2016 ($ Thousands).

Security Description	Value 5/31/15	Purchases at Cost	Proceeds from Sales	Value 2/29/16	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$47,931	$724,256	$(718,942)	$53,245	$29

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 85.0%

Consumer Discretionary — 6.6%
21st Century Fox America
7.125%, 04/08/28	$400	$490
6.900%, 08/15/39	1,500	1,687
6.750%, 01/09/38	3,385	3,946
6.650%, 11/15/37	2,280	2,545
6.200%, 12/15/34	2,114	2,354
Amazon.com
4.950%, 12/05/44	2,470	2,731
CBS
5.900%, 10/15/40	40	40
4.600%, 01/15/45	650	567
CCO Safari II LLC
6.834%, 10/23/55 (A)	1,335	1,358
6.484%, 10/23/45 (A)	1,135	1,197
6.384%, 10/23/35 (A)	4,370	4,564
Comcast
6.950%, 08/15/37	8,329	11,087
6.550%, 07/01/39	295	381
6.450%, 03/15/37	4,030	5,096
6.400%, 05/15/38	13,760	17,405
5.650%, 06/15/35	4,455	5,179
4.750%, 03/01/44	500	525
4.650%, 07/15/42	3,580	3,796
4.600%, 08/15/45	8,600	9,086
4.500%, 01/15/43	3,700	3,798
4.250%, 01/15/33	6,375	6,528
4.200%, 08/15/34	19,336	19,721
Cox Communications
8.375%, 03/01/39 (A)	2,528	2,759
4.700%, 12/15/42 (A)	850	652
Cox Enterprises
7.375%, 07/15/27 (A)	500	573
Darden Restaurants
6.800%, 10/15/37	650	708
DIRECTV Holdings LLC
6.375%, 03/01/41	1,495	1,606
6.350%, 03/15/40	1,830	1,955
Discovery Communications
4.875%, 04/01/43	960	769
General Motors
6.750%, 04/01/46	645	675
Grupo Televisa
6.625%, 01/15/40	20	20
Home Depot
5.875%, 12/16/36	1,600	1,996
4.875%, 02/15/44	855	960
4.400%, 03/15/45	7,390	7,822
4.250%, 04/01/46	1,035	1,082
4.200%, 04/01/43	4,575	4,741
3.750%, 02/15/24	4,660	5,092
3.350%, 09/15/25	2,200	2,338

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Johnson Controls
5.700%, 03/01/41	$55	$57
4.950%, 07/02/64	695	616
Kohl’s
5.550%, 07/17/45	1,669	1,471
Lowe’s MTN
7.110%, 05/15/37	3,092	4,135
6.650%, 09/15/37	2,040	2,701
5.800%, 10/15/36	1,260	1,523
5.125%, 11/15/41	2,525	2,881
5.000%, 09/15/43	1,050	1,191
4.375%, 09/15/45	2,490	2,615
4.250%, 09/15/44	3,750	3,853
McDonald’s MTN
4.875%, 12/09/45	1,150	1,214
4.700%, 12/09/35	620	642
4.600%, 05/26/45	880	884
NBCUniversal Media LLC
5.950%, 04/01/41	1,950	2,362
4.450%, 01/15/43	1,750	1,750
4.375%, 04/01/21	65	72
2.875%, 01/15/23	225	229
NIKE
3.625%, 05/01/43	6,170	5,972
QVC
5.950%, 03/15/43	2,290	1,938
5.450%, 08/15/34	2,160	1,805
Target
6.650%, 08/01/28	355	454
6.500%, 10/15/37	2,071	2,747
4.000%, 07/01/42	5,930	6,036
Thomson Reuters
4.500%, 05/23/43	290	251
Time Warner
7.700%, 05/01/32	2,332	2,798
7.625%, 04/15/31	2,100	2,549
6.500%, 11/15/36	960	1,034
6.200%, 03/15/40	260	276
6.100%, 07/15/40	1,480	1,559
5.375%, 10/15/41	2,580	2,414
Time Warner Cable
6.550%, 05/01/37	10	10
5.875%, 11/15/40	150	140
Time Warner Entertainment
8.375%, 07/15/33	970	1,151
Viacom
4.875%, 06/15/43	190	138
4.850%, 12/15/34	300	237
4.500%, 02/27/42	615	431
4.375%, 03/15/43	4,401	3,001
Walt Disney MTN
4.125%, 12/01/41	40	41

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.125%, 06/01/44	$4,440	$4,579

		205,586

Consumer Staples — 8.7%
Altria Group
10.200%, 02/06/39	1,745	2,937
9.950%, 11/10/38	132	216
4.250%, 08/09/42	420	400
Anheuser-Busch
6.450%, 09/01/37	1,975	2,427
Anheuser-Busch InBev Finance
4.900%, 02/01/46	34,613	37,091
4.700%, 02/01/36	33,181	34,785
4.625%, 02/01/44	1,300	1,350
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39	1,465	2,163
8.000%, 11/15/39	845	1,221
6.375%, 01/15/40	210	260
3.750%, 07/15/42	5,425	4,929
Board of Trustees of The Leland Stanford Junior University
3.460%, 05/01/47	1,375	1,380
Bowdoin College
4.693%, 07/01/12	4,071	4,205
Brown-Forman
4.500%, 07/15/45	1,675	1,777
California Institute of Technology
4.700%, 11/01/11	1,000	1,031
Coca-Cola Femsa
5.250%, 11/26/43	3,070	3,279
ConAgra Foods
8.250%, 09/15/30	750	1,039
CVS Health
5.125%, 07/20/45	1,765	1,980
4.875%, 07/20/35	1,500	1,612
CVS Pass-Through Trust
8.353%, 07/10/31 (A)	2,995	3,728
Diageo Capital
5.875%, 09/30/36	485	596
3.875%, 04/29/43	4,560	4,386
Hamilton College
4.750%, 07/01/13	3,516	3,141
Kimberly-Clark
5.300%, 03/01/41	555	664
Kraft Foods Group
5.000%, 06/04/42	3,080	3,193
Kraft Heinz Foods
5.200%, 07/15/45 (A)	2,115	2,277
Land O’ Lakes
6.000%, 11/15/22 (A)	880	915
Massachusetts Institute of Technology
5.600%, 07/01/11	3,400	4,442

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.678%, 07/01/14	$3,280	$3,595
3.959%, 07/01/38	1,927	2,066
Northwestern University
3.688%, 12/01/38	1,570	1,660
Pepsi Bottling Group
7.000%, 03/01/29	1,320	1,807
PepsiCo
4.875%, 11/01/40	1,130	1,258
4.600%, 07/17/45	4,280	4,673
4.250%, 10/22/44	1,000	1,034
3.600%, 03/01/24	3,445	3,723
3.600%, 08/13/42	3,135	2,949
3.000%, 08/25/21	16	17
Pernod Ricard
5.500%, 01/15/42 (A)	150	157
Philip Morris International
6.375%, 05/16/38	420	533
4.875%, 11/15/43	765	857
4.500%, 03/20/42	8,840	9,234
4.375%, 11/15/41	1,750	1,806
4.125%, 03/04/43	7,895	7,812
3.875%, 08/21/42	2,190	2,080
President and Fellows of Harvard College
6.500%, 01/15/39 (A)	1,700	2,474
3.619%, 10/01/37	400	412
Princeton University
5.700%, 03/01/39	1,399	1,878
Procter & Gamble
5.550%, 03/05/37	3,540	4,480
Reynolds American
6.150%, 09/15/43	20	24
5.850%, 08/15/45	770	904
5.700%, 08/15/35	1,695	1,913
SABMiller Holdings
4.950%, 01/15/42 (A)	2,115	2,246
SC Johnson & Son
4.750%, 10/15/46 (A)	3,321	3,654
Sysco
4.850%, 10/01/45	1,385	1,418
Tufts University
5.017%, 04/15/12	3,212	3,599
University of Chicago
4.411%, 10/01/44	715	794
Walgreen
4.400%, 09/15/42	30	26
Walgreens Boots Alliance
4.800%, 11/18/44	2,240	2,040
Wal-Mart Stores
6.500%, 08/15/37	10,038	13,244
5.625%, 04/01/40	5,750	6,977
5.625%, 04/15/41	1,800	2,207
5.250%, 09/01/35	5,580	6,573

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 10/25/40	$18,725	$21,287
4.750%, 10/02/43	8,405	9,439
4.300%, 04/22/44	5,445	5,751
4.000%, 04/11/43	7,960	7,975

		272,000

Energy — 7.6%
Anadarko Petroleum
6.450%, 09/15/36	4,540	3,769
6.200%, 03/15/40	263	209
4.818%, 10/10/36	15,000	5,288
Apache
6.900%, 09/15/18	10	10
5.100%, 09/01/40	3,525	2,585
Baker Hughes
5.125%, 09/15/40	65	57
BG Energy Capital
5.125%, 10/15/41 (A)	5,840	5,605
BP Capital Markets
3.994%, 09/26/23	2,035	2,079
3.535%, 11/04/24	4,890	4,673
Buckeye Partners
5.850%, 11/15/43	70	52
Cameron International
7.000%, 07/15/38	40	46
Canadian Oil Sands
6.000%, 04/01/42 (A)	985	787
Cenovus Energy
5.200%, 09/15/43	1,145	713
4.450%, 09/15/42	375	219
Conoco Funding
6.950%, 04/15/29	3,188	3,414
ConocoPhillips
6.500%, 02/01/39	11,158	10,927
5.900%, 05/15/38	2,400	2,286
4.300%, 11/15/44	9,450	7,593
ConocoPhillips Canada Funding I
5.950%, 10/15/36	1,040	990
Continental Resources
4.900%, 06/01/44	1,000	613
DCP Midstream Operating
5.600%, 04/01/44	680	416
Devon Energy
6.300%, 01/15/19	50	47
5.850%, 12/15/25	1,410	1,227
5.600%, 07/15/41	900	614
4.750%, 05/15/42	200	128
Devon Financing
7.875%, 09/30/31	1,800	1,443
El Paso Natural Gas
8.375%, 06/15/32	1,530	1,540

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy Transfer Partners
8.250%, 11/15/29	$750	$775
6.050%, 06/01/41	1,010	776
5.150%, 03/15/45	1,160	844
Eni
5.700%, 10/01/40 (A)	2,120	1,864
EnLink Midstream Partners
5.600%, 04/01/44	1,000	616
5.050%, 04/01/45	400	238
Enterprise Products Operating LLC
6.450%, 09/01/40	705	696
5.950%, 02/01/41	1,830	1,732
5.750%, 03/01/35	185	177
5.700%, 02/15/42	3,102	2,945
5.100%, 02/15/45	1,490	1,324
4.900%, 05/15/46	570	502
EOG Resources
3.900%, 04/01/35	5,669	4,799
Exxon Mobil
4.114%, 03/01/46	10,285	10,285
3.567%, 03/06/45	12,045	11,200
3.043%, 03/01/26	210	210
Halliburton
7.450%, 09/15/39	145	167
6.700%, 09/15/38	1,635	1,711
5.000%, 11/15/45	1,810	1,609
4.850%, 11/15/35	1,710	1,494
4.750%, 08/01/43	1,185	989
3.800%, 11/15/25	7,170	6,790
Kinder Morgan
5.550%, 06/01/45	1,845	1,532
5.300%, 12/01/34	4,178	3,274
5.050%, 02/15/46	3,467	2,654
Kinder Morgan Energy Partners
5.500%, 03/01/44	1,330	1,085
Marathon Oil
6.600%, 10/01/37	195	132
Marathon Petroleum
6.500%, 03/01/41	3,368	2,643
5.000%, 09/15/54	1,030	654
Motiva Enterprises
6.850%, 01/15/40 (A)	5,710	5,609
Nexen Energy ULC
7.500%, 07/30/39	900	1,143
Noble Energy
6.000%, 03/01/41	360	274
5.250%, 11/15/43	3,484	2,571
5.050%, 11/15/44	3,800	2,795
Occidental Petroleum
4.625%, 06/15/45	400	384
ONEOK Partners
6.850%, 10/15/37	135	106

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.125%, 02/01/41	$80	$58
Petro-Canada
6.800%, 05/15/38	2,140	1,977
Petroleos Mexicanos MTN
6.375%, 01/23/45	295	256
5.625%, 01/23/46 (A)	1,095	850
Phillips 66
4.875%, 11/15/44	3,465	3,119
4.650%, 11/15/34	2,642	2,412
Pride International
7.875%, 08/15/40	2,850	1,430
Schlumberger Holdings
4.000%, 12/21/25 (A)	3,000	2,978
Shell International Finance
6.375%, 12/15/38	10,636	12,296
5.500%, 03/25/40	2,500	2,634
4.550%, 08/12/43	6,145	5,864
4.375%, 05/11/45	9,195	8,528
4.125%, 05/11/35	4,631	4,291
Southern Natural Gas
7.350%, 02/15/31	2,215	1,889
Spectra Energy Capital
6.750%, 02/15/32	800	789
Spectra Energy Partners
5.950%, 09/25/43	160	154
4.500%, 03/15/45	1,000	788
Statoil
6.500%, 12/01/28 (A)	2,325	2,917
5.250%, 04/15/19	50	54
5.100%, 08/17/40	1,415	1,414
4.800%, 11/08/43	1,534	1,522
3.950%, 05/15/43	2,400	2,090
Suncor Energy
6.500%, 06/15/38	7,345	6,695
5.950%, 12/01/34	1,385	1,233
3.600%, 12/01/24	2,170	1,959
Sunoco Logistics Partners Operations
5.350%, 05/15/45	2,447	1,816
5.300%, 04/01/44	1,309	966
TC PipeLines
4.375%, 03/13/25	1,300	1,126
Tennessee Gas Pipeline
8.375%, 06/15/32	2,775	2,821
Total Capital International
3.700%, 01/15/24	1,000	1,014
TransCanada PipeLines
7.250%, 08/15/38	1,490	1,686
6.100%, 06/01/40	1,660	1,660
5.000%, 10/16/43	1,275	1,177
4.625%, 03/01/34	12,148	11,063
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/26 (A)	3,020	3,162

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Valero Energy
10.500%, 03/15/39	$2,476	$3,214
Weatherford International
9.875%, 03/01/39	1,265	911
Williams Partners
6.300%, 04/15/40	50	39
5.800%, 11/15/43	1,435	1,023
5.400%, 03/04/44	1,600	1,115
5.100%, 09/15/45	945	644

		235,563

Financials — 23.1%
ACE INA Holdings
6.700%, 05/15/36	6,035	7,980
3.350%, 05/03/26	3,260	3,341
Aflac
6.900%, 12/17/39	6,185	7,944
AIA Group MTN
4.875%, 03/11/44 (A)	2,572	2,808
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (A)	5,110	6,158
Alexandria Real Estate Equities
3.900%, 06/15/23 ‡	400	404
American Express
4.050%, 12/03/42	1,650	1,589
American International Group
4.700%, 07/10/35	1,100	1,038
3.875%, 01/15/35	1,996	1,687
American Tower Trust I
3.070%, 03/15/23 ‡, (A)	3,034	3,067
Apollo Management Holdings
4.000%, 05/30/24 (A)	1,685	1,726
Assurant
6.750%, 02/15/34	1,754	2,055
Bank of America MTN
7.750%, 05/14/38	1,275	1,641
6.500%, 07/15/18	265	289
6.110%, 01/29/37	4,195	4,566
6.000%, 10/15/36	2,550	3,014
5.875%, 02/07/42	4,200	4,840
5.000%, 01/21/44	4,555	4,838
4.875%, 04/01/44	1,885	1,964
4.750%, 04/21/45	2,640	2,409
4.450%, 03/03/26	2,590	2,590
4.100%, 07/24/23	4,540	4,727
4.000%, 01/22/25	4,980	4,838
3.950%, 04/21/25	600	578
3.300%, 01/11/23	710	708
Bank of New York Mellon MTN
4.600%, 01/15/20	50	54
Bank One Capital III
8.750%, 09/01/30	620	931

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barclays
5.250%, 08/17/45	$800	$765
Berkshire Hathaway
4.500%, 02/11/43	8,988	9,058
3.400%, 01/31/22	56	60
Berkshire Hathaway Finance
5.750%, 01/15/40	2,080	2,477
4.400%, 05/15/42	2,250	2,239
4.300%, 05/15/43	2,390	2,360
Blackstone Holdings Finance LLC
6.250%, 08/15/42 (A)	4,839	5,526
5.000%, 06/15/44 (A)	5,935	5,735
4.450%, 07/15/45 (A)	700	642
Carlyle Holdings II Finance
5.625%, 03/30/43 (A)	9,559	10,060
CBL & Associates
5.250%, 12/01/23 ‡	600	578
4.600%, 10/15/24 ‡	350	320
CDP Financial
5.600%, 11/25/39 (A)	6,215	7,865
Chubb
6.500%, 05/15/38	2,485	3,272
Cincinnati Financial
6.920%, 05/15/28	833	1,068
6.125%, 11/01/34	3,553	4,195
Citigroup
8.125%, 07/15/39	1,673	2,386
6.875%, 02/15/98	2,435	3,116
6.675%, 09/13/43	2,601	3,067
4.650%, 07/30/45	2,910	2,919
4.450%, 09/29/27	8,370	8,235
4.400%, 06/10/25	1,805	1,795
3.875%, 10/25/23	3,150	3,280
3.875%, 03/26/25	275	263
Citigroup Capital III
7.625%, 12/01/36	895	1,125
CME Group
5.300%, 09/15/43	5,030	5,883
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
5.250%, 08/04/45	3,795	3,800
3.875%, 02/08/22	55	58
Cooperatieve Rabobank UA
11.000%, 12/31/49 (A) (B)	1,000	1,180
5.800%, 09/30/10 (A)	5,720	6,503
5.250%, 05/24/41	115	133
4.625%, 12/01/23	1,670	1,703
4.375%, 08/04/25	1,200	1,206
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45	3,325	3,029
Credit Suisse NY MTN
3.625%, 09/09/24	250	251

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Crown Castle Towers LLC
3.663%, 05/15/25 (A)	$4,075	$4,060
Daimler Finance North America LLC
1.450%, 08/01/16 (A)	5,200	5,202
1.375%, 08/01/17 (A)	9,450	9,390
DaimlerChrysler
8.500%, 01/18/31	150	224
Devon OEI Operating
7.500%, 09/15/27	10	10
ERP Operating
4.625%, 12/15/21 ‡	33	36
4.500%, 07/01/44 ‡	4,000	4,138
4.500%, 06/01/45 ‡	1,450	1,482
Farmers Exchange Capital
7.200%, 07/15/48 (A)	800	1,053
Farmers Exchange Capital II
6.151%, 11/01/53 (A) (B)	5,630	6,163
Farmers Exchange Capital III
5.454%, 10/15/54 (A) (B)	1,500	1,455
First Union Capital II
7.950%, 11/15/29	355	456
FMR
5.150%, 02/01/43 (A)	260	273
4.950%, 02/01/33 (A)	250	258
Ford Holdings
9.300%, 03/01/30	2,279	3,026
GE Capital International Funding
4.418%, 11/15/35 (A)	60,964	63,661
General Electric MTN
6.750%, 03/15/32	106	141
6.150%, 08/07/37	81	105
5.875%, 01/14/38	8,429	10,601
General Electric Capital MTN
6.875%, 01/10/39	3,457	4,844
General Motors
5.200%, 04/01/45	1,760	1,520
Goldman Sachs Group MTN
6.750%, 10/01/37	8,240	9,418
6.345%, 02/15/34	1,355	1,525
6.250%, 02/01/41	7,564	9,059
6.125%, 02/15/33	15,720	18,378
5.750%, 10/01/16	345	354
5.375%, 03/15/20	175	192
4.800%, 07/08/44	3,850	3,885
4.750%, 10/21/45	6,105	6,210
3.750%, 05/22/25	2,250	2,278
3.625%, 01/22/23	215	219
Guardian Life Insurance of America
4.875%, 06/19/64 (A)	7,070	6,651
Hartford Financial Services Group
6.625%, 03/30/40	1,794	2,214

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCP
6.750%, 02/01/41 ‡	$525	$573
4.250%, 11/15/23 ‡	740	724
3.875%, 08/15/24 ‡	835	784
Health Care
3.750%, 03/15/23 ‡	180	178
Highmark
6.125%, 05/15/41 (A)	1,560	1,630
4.750%, 05/15/21 (A)	1,330	1,347
HSBC Bank
7.650%, 05/01/25	2,115	2,534
HSBC Bank USA MTN
7.000%, 01/15/39	2,840	3,266
5.875%, 11/01/34	12,375	13,585
5.625%, 08/15/35	3,780	3,976
HSBC Holdings
6.800%, 06/01/38	2,240	2,561
6.500%, 09/15/37	7,640	8,504
6.100%, 01/14/42	965	1,193
5.250%, 03/14/44	11,305	10,813
Intercontinental Exchange
3.750%, 12/01/25	2,550	2,641
JPMorgan Chase
6.400%, 05/15/38	10,223	12,777
5.600%, 07/15/41	6,880	8,075
5.500%, 10/15/40	5,900	6,845
5.400%, 01/06/42	14,035	16,093
4.950%, 06/01/45	6,130	6,183
4.850%, 02/01/44	6,695	7,455
4.250%, 10/15/20	300	320
4.250%, 10/01/27	740	753
3.900%, 07/15/25	500	525
3.875%, 09/10/24	750	751
3.375%, 05/01/23	250	247
3.200%, 01/25/23	200	203
JPMorgan Chase Capital XXIII
1.618%, 05/15/47 (B)	2,000	1,367
KKR Group Finance II LLC
5.500%, 02/01/43 (A)	8,622	8,610
KKR Group Finance III LLC
5.125%, 06/01/44 (A)	6,867	6,665
Liberty Mutual Group
6.500%, 05/01/42 (A)	3,132	3,630
Lincoln National
6.300%, 10/09/37	100	112
6.150%, 04/07/36	45	49
Lloyds Banking Group
5.300%, 12/01/45 (A)	2,519	2,389
Macquarie Bank
5.000%, 02/22/17 (A)	65	67
Macquarie Group
6.250%, 01/14/21 (A)	40	44

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.000%, 01/14/20 (A)	$100	$109
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	2,010	2,923
McGraw Hill Financial
4.400%, 02/15/26	1,490	1,565
MetLife
10.750%, 08/01/39	1,160	1,714
6.500%, 12/15/32	350	421
5.875%, 02/06/41	2,315	2,638
5.700%, 06/15/35	8,595	9,568
4.875%, 11/13/43	6,990	7,161
4.721%, 12/15/44	3,910	3,916
4.600%, 05/13/46	1,110	1,098
MetLife Capital Trust IV
7.875%, 12/15/37 (A)	220	251
Metropolitan Life Insurance
7.800%, 11/01/25 (A)	2,000	2,671
Morgan Stanley MTN
7.250%, 04/01/32	155	203
6.375%, 07/24/42	3,115	3,873
6.250%, 08/09/26	8,221	9,698
4.350%, 09/08/26	85	85
4.300%, 01/27/45	10,845	10,339
4.000%, 07/23/25	5,665	5,844
3.950%, 04/23/27	1,625	1,569
3.875%, 04/29/24	835	858
3.875%, 01/27/26	155	159
3.700%, 10/23/24	3,405	3,449
Mutual of Omaha Insurance
4.297%, 07/15/54 (A) (B)	1,300	1,297
National Rural Utilities Cooperative Finance
4.023%, 11/01/32	4,517	4,662
Nationwide Building Society MTN
3.900%, 07/21/25 (A)	1,105	1,155
Nationwide Financial Services
5.300%, 11/18/44 (A)	1,450	1,535
Nationwide Health Properties MTN
6.900%, 10/01/37 ‡	1,600	2,082
Nationwide Mutual Insurance
9.375%, 08/15/39 (A)	1,510	2,181
8.250%, 12/01/31 (A)	500	674
7.875%, 04/01/33 (A)	527	691
4.950%, 04/22/44 (A)	1,300	1,293
New York Life Global Funding
2.450%, 07/14/16 (A)	50	50
New York Life Insurance
6.750%, 11/15/39 (A)	5,615	7,273
5.875%, 05/15/33 (A)	4,447	5,354
Nordea Bank
4.250%, 09/21/22 (A)	55	57

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northwestern Mutual Life Insurance
6.063%, 03/30/40 (A)	$4,415	$5,357
Pacific Life Insurance
9.250%, 06/15/39 (A)	1,040	1,449
PNC Bank MTN
3.800%, 07/25/23	450	472
3.250%, 06/01/25	4,615	4,663
PNC Funding
6.700%, 06/10/19	100	115
Prudential Financial MTN
6.625%, 06/21/40	285	336
5.700%, 12/14/36	6,294	6,761
Prudential Insurance of America
8.300%, 07/01/25 (A)	1,000	1,288
Royal Bank of Canada MTN
4.650%, 01/27/26	1,385	1,387
Siemens Financieringsmaatschappij
6.125%, 08/17/26 (A)	100	127
Simon Property Group
6.750%, 02/01/40 ‡	3,465	4,587
4.750%, 03/15/42 ‡	3,850	4,115
4.375%, 03/01/21 ‡	40	44
4.250%, 10/01/44 ‡	210	211
Swiss Re Treasury US
4.250%, 12/06/42 (A)	6,581	6,619
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	2,732	3,434
4.900%, 09/15/44 (A)	3,980	4,046
Travelers
6.750%, 06/20/36	3,148	4,203
6.250%, 06/15/37	125	161
5.350%, 11/01/40	1,565	1,852
Trinity Acquisition
6.125%, 08/15/43	50	55
UBS Group Funding Jersey
4.125%, 09/24/25 (A)	2,450	2,440
US Bancorp MTN
4.125%, 05/24/21	22	24
Validus Holdings
8.875%, 01/26/40	1,295	1,655
Ventas Realty
5.700%, 09/30/43 ‡	3,910	4,245
Visa
4.300%, 12/14/45	5,220	5,606
4.150%, 12/14/35	3,835	4,070
Wachovia
5.750%, 06/15/17	150	158
WEA Finance LLC
4.750%, 09/17/44 (A)	2,400	2,405
Wells Fargo MTN
5.606%, 01/15/44	9,178	10,138

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 11/02/43	$1,845	$1,996
4.900%, 11/17/45	2,440	2,473
4.600%, 04/01/21	40	44
4.300%, 07/22/27	3,655	3,793
3.900%, 05/01/45	6,075	5,874
3.500%, 03/08/22	235	246
3.300%, 09/09/24	750	765
Wells Fargo Bank
6.600%, 01/15/38	5,445	7,116
5.950%, 08/26/36	1,100	1,347
5.850%, 02/01/37	7,831	9,433
Welltower
6.500%, 03/15/41 ‡	775	910
5.125%, 03/15/43 ‡	1,020	999
XLIT
5.250%, 12/15/43	2,770	2,869
ZFS Finance USA Trust I
6.500%, 05/09/37 (A) (B)	640	634
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	2,675	2,670

		721,494

Health Care — 8.9%
Abbott Laboratories
2.950%, 03/15/25	4,715	4,671
AbbVie
4.700%, 05/14/45	1,080	1,079
4.500%, 05/14/35	7,260	7,229
4.400%, 11/06/42	5,085	4,872
Actavis
4.625%, 10/01/42	25	25
Actavis Funding SCS
4.850%, 06/15/44	625	641
4.750%, 03/15/45	3,765	3,851
4.550%, 03/15/35	6,290	6,328
Aetna
4.750%, 03/15/44	2,250	2,304
4.125%, 11/15/42	1,885	1,751
Allina Health System
4.805%, 11/15/45	3,620	3,969
Amgen
6.900%, 06/01/38	2,190	2,732
5.750%, 03/15/40	15	16
5.650%, 06/15/42	1,240	1,367
5.150%, 11/15/41	2,095	2,154
Anthem
4.650%, 01/15/43	2,780	2,602
4.650%, 08/15/44	1,600	1,508
4.625%, 05/15/42	300	284
2.375%, 02/15/17	20	20
Ascension Health
4.847%, 11/15/53	520	589

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AstraZeneca
6.450%, 09/15/37	$5,315	$6,770
4.000%, 09/18/42	1,810	1,736
Baxalta
5.250%, 06/23/45 (A)	2,620	2,508
Bayer US Finance LLC
3.375%, 10/08/24 (A)	750	778
Baylor Scott & White Holdings
4.185%, 11/15/45	3,435	3,468
Becton Dickinson
4.875%, 05/15/44	1,000	1,053
4.685%, 12/15/44	65	67
Biogen
5.200%, 09/15/45	1,020	1,045
4.050%, 09/15/25	2,075	2,159
Boston Scientific, Ser 2005-
7.000%, 11/15/35	985	1,191
Bristol-Myers Squibb
4.500%, 03/01/44	125	139
Catholic Health Initiatives
4.350%, 11/01/42	1,900	1,853
Celgene
5.700%, 10/15/40	3,242	3,489
5.250%, 08/15/43	670	686
5.000%, 08/15/45	3,185	3,260
4.625%, 05/15/44	780	744
Cigna
5.875%, 03/15/41	65	73
City of Hope
5.623%, 11/15/43	850	1,016
Cleveland Clinic Foundation
4.858%, 01/01/14	3,656	3,865
Express Scripts Holding
4.500%, 02/25/26	1,175	1,185
Gilead Sciences
4.800%, 04/01/44	3,935	4,137
4.750%, 03/01/46	3,795	4,001
4.600%, 09/01/35	4,555	4,738
4.500%, 02/01/45	8,410	8,540
GlaxoSmithKline Capital
6.375%, 05/15/38	7,534	9,676
Hartford HealthCare
5.746%, 04/01/44	2,480	2,906
Humana
8.150%, 06/15/38	1,510	2,027
4.625%, 12/01/42	55	52
Johnson & Johnson
5.950%, 08/15/37	4,045	5,392
4.500%, 12/05/43	2,000	2,305
4.375%, 12/05/33	7,300	8,164
3.700%, 03/01/46	1,885	1,888
3.550%, 03/01/36	865	866

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

McKesson
4.883%, 03/15/44	$1,550	$1,545
Mead Johnson Nutrition
5.900%, 11/01/39	620	701
Medtronic
4.625%, 03/15/44	3,916	4,153
4.625%, 03/15/45	11,780	12,539
4.375%, 03/15/35	11,525	11,927
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/42	1,000	1,147
Merck
4.150%, 05/18/43	3,050	3,141
3.700%, 02/10/45	14,700	14,028
3.600%, 09/15/42	850	802
2.750%, 02/10/25	2,035	2,047
Merck Sharp & Dohme MTN
5.760%, 05/03/37	1,276	1,589
North Shore-Long Island Jewish Health Care
6.150%, 11/01/43	630	811
4.800%, 11/01/42	2,400	2,514
Novartis Capital
4.400%, 05/06/44	5,690	6,145
NYU Hospitals Center
4.428%, 07/01/42	2,650	2,686
Pfizer
7.200%, 03/15/39	2,150	2,994
4.400%, 05/15/44	2,125	2,251
4.300%, 06/15/43	2,640	2,731
Pharmacia
6.600%, 12/01/28	1,145	1,514
Providence Health & Services Obligated Group
4.379%, 10/01/23	2,400	2,639
Roche Holdings
4.000%, 11/28/44 (A)	230	244
Shands Teaching Hospital and Clinics
4.741%, 12/01/42	1,750	1,767
St. Barnabas
4.000%, 07/01/28	2,240	2,246
St. Jude Medical
4.750%, 04/15/43	1,000	996
Stryker
4.375%, 05/15/44	1,220	1,188
4.100%, 04/01/43	785	739
Sutter Health
2.286%, 08/15/53	2,000	1,890
Toledo Hospital
4.982%, 11/15/45	3,425	3,841
Trinity Health
4.125%, 12/01/45	2,524	2,539

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UnitedHealth Group
6.875%, 02/15/38	$1,251	$1,670
6.625%, 11/15/37	4,315	5,649
6.500%, 06/15/37	3,210	4,169
5.950%, 02/15/41	95	118
5.800%, 03/15/36	325	391
5.700%, 10/15/40	1,005	1,202
4.750%, 07/15/45	13,450	14,707
4.625%, 07/15/35	1,100	1,181
4.375%, 03/15/42	30	30
3.950%, 10/15/42	1,980	1,916
Wyeth
5.950%, 04/01/37	4,425	5,439
Wyeth LLC
6.500%, 02/01/34	3,390	4,417
Zimmer Biomet Holdings
4.450%, 08/15/45	2,285	2,101
Zoetis
4.700%, 02/01/43	25	22

		276,135

Industrials — 5.9%
3M MTN
3.875%, 06/15/44	4,360	4,464
Air Canada, Pass-Through Trust, Ser 2013- 1, Cl A
4.125%, 05/15/25 (A)	488	490
Air Canada, Pass-Through Trust, Ser 2015- 1, Cl A
3.600%, 03/15/27 (A)	5,500	5,250
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/23	1,617	1,704
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/26	2,069	2,033
BAE Systems Holdings
4.750%, 10/07/44 (A)	3,098	3,171
Boeing
6.875%, 03/15/39	620	870
6.625%, 02/15/38	870	1,202
3.300%, 03/01/35	5,670	5,451
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	1,333	1,801
4.950%, 09/15/41	140	150
4.900%, 04/01/44	2,810	3,023
4.550%, 09/01/44	5,100	5,259
4.450%, 03/15/43	1,250	1,270
4.400%, 03/15/42	2,825	2,855
Canadian National Railway
6.250%, 08/01/34	2,393	3,083
6.200%, 06/01/36	5,665	7,374

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 11/07/43	$3,800	$4,197
Canadian Pacific Railway
6.125%, 09/15/15	4,393	4,591
Caterpillar
5.200%, 05/27/41	640	693
4.750%, 05/15/64	4,220	4,081
3.803%, 08/15/42	7,145	6,531
CSX
4.750%, 05/30/42	3,415	3,419
4.500%, 08/01/54	900	825
Deere
3.900%, 06/09/42	5,095	4,940
Eaton
4.000%, 11/02/32	2,780	2,728
Federal Express
7.600%, 07/01/97	1,403	1,835
FedEx
4.100%, 04/15/43	790	710
3.875%, 08/01/42	1,641	1,424
General Electric
4.500%, 03/11/44	4,615	4,944
2.700%, 10/09/22	1,010	1,044
Honeywell International
5.700%, 03/15/37	300	376
5.375%, 03/01/41	4,435	5,348
Koninklijke Philips
6.875%, 03/11/38	80	93
Lockheed Martin
4.850%, 09/15/41	1,885	2,016
4.070%, 12/15/42	3,000	2,925
3.600%, 03/01/35	4,125	3,844
Norfolk Southern
6.000%, 03/15/05	440	470
6.000%, 05/23/11	345	372
4.800%, 08/15/43	2,420	2,453
Parker-Hannifin MTN
4.450%, 11/21/44	1,255	1,333
Raytheon
4.700%, 12/15/41	560	633
Republic Services
5.700%, 05/15/41	2,100	2,401
Siemens Financieringsmaatschappij
4.400%, 05/27/45 (A)	8,400	8,888
Stanley Black & Decker
5.200%, 09/01/40	280	315
Tyco International Finance
5.125%, 09/14/45	1,300	1,352
Union Pacific
4.850%, 06/15/44	1,855	2,059
4.750%, 09/15/41	135	146
4.750%, 12/15/43	1,715	1,869
4.375%, 11/15/65	13,433	12,718

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.050%, 03/01/46	$1,395	$1,385
3.875%, 02/01/55	4,730	4,297
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/26	2,724	2,741
United Parcel Service
6.200%, 01/15/38	3,152	4,191
3.625%, 10/01/42	5,000	4,940
United Technologies
5.700%, 04/15/40	1,520	1,818
4.500%, 06/01/42	17,520	18,072
4.150%, 05/15/45	3,410	3,344
US Airways, Pass-Through Trust, Ser 2012- 1, Cl A
5.900%, 10/01/24	2,076	2,268
WW Grainger
4.600%, 06/15/45	1,185	1,287

		185,366

Information Technology — 5.6%
Apple
4.650%, 02/23/46	4,880	5,113
4.500%, 02/23/36	5,550	5,791
4.450%, 05/06/44	780	795
4.375%, 05/13/45	15,845	15,986
3.850%, 05/04/43	3,350	3,115
3.450%, 02/09/45	7,570	6,585
Applied Materials
5.850%, 06/15/41	90	100
Automatic Data Processing
3.375%, 09/15/25	2,040	2,160
Cisco Systems
5.900%, 02/15/39	6,439	7,968
5.500%, 01/15/40	7,095	8,485
Hewlett Packard Enterprise
6.350%, 10/15/45 (A)	2,906	2,478
6.200%, 10/15/35 (A)	2,340	2,028
Intel
4.900%, 07/29/45	15,185	16,471
4.800%, 10/01/41	6,915	7,384
4.000%, 12/15/32	520	526
International Business Machines
3.625%, 02/12/24	4,160	4,370
Intuit
5.750%, 03/15/17	25	26
Microsoft
5.300%, 02/08/41	515	599
4.875%, 12/15/43	1,470	1,646
4.750%, 11/03/55	3,545	3,735
4.450%, 11/03/45	7,450	7,939
4.200%, 11/03/35	825	866
4.000%, 02/12/55	6,959	6,453

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.750%, 02/12/45	$10,610	$10,273
3.500%, 02/12/35	5,250	5,052
3.500%, 11/15/42	670	606
Motorola Solutions
7.500%, 05/15/25	830	912
4.000%, 09/01/24	85	73
Oracle
6.500%, 04/15/38	7,067	9,069
6.125%, 07/08/39	2,870	3,568
4.500%, 07/08/44	980	1,011
4.375%, 05/15/55	4,970	4,768
4.300%, 07/08/34	15,695	16,063
4.125%, 05/15/45	8,810	8,685
QUALCOMM
4.650%, 05/20/35	3,540	3,289
Seagate HDD Cayman
5.750%, 12/01/34	1,680	996

		174,984

Materials — 1.7%
Albemarle
5.450%, 12/01/44	1,449	1,375
Barrick
5.250%, 04/01/42	550	430
Barrick North America Finance LLC
7.500%, 09/15/38	15	13
5.750%, 05/01/43	2,085	1,717
5.700%, 05/30/41	740	583
BHP Billiton Finance USA
6.750%, 10/19/75 (A) (B)	1,055	1,018
5.000%, 09/30/43	8,350	8,132
Dow Chemical
5.250%, 11/15/41	755	744
4.625%, 10/01/44	825	769
4.250%, 10/01/34	2,870	2,623
Georgia-Pacific LLC
8.875%, 05/15/31	3,255	4,659
7.250%, 06/01/28	330	419
Glencore Finance Canada
6.000%, 11/15/41 (A)	2,878	2,007
International Paper
8.700%, 06/15/38	1,000	1,287
LYB International Finance
5.250%, 07/15/43	1,525	1,418
LyondellBasell Industries
4.625%, 02/26/55	1,215	998
Monsanto
4.700%, 07/15/64	1,935	1,549
4.400%, 07/15/44	1,610	1,402
4.200%, 07/15/34	3,735	3,346
Nacional del Cobre de Chile
4.500%, 09/16/25 (A)	2,015	1,994

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newcrest Finance
5.750%, 11/15/41 (A)	$1,150	$878
Newmont Mining
6.250%, 10/01/39	5,560	4,959
5.875%, 04/01/35	100	87
Nucor
6.400%, 12/01/37	40	42
Rio Tinto Alcan
7.250%, 03/15/31	1,790	1,966
Rio Tinto Finance USA
9.000%, 05/01/19	150	174
5.200%, 11/02/40	20	20
4.750%, 03/22/42	120	107
4.125%, 08/21/42	6,910	5,756
3.750%, 06/15/25	3,434	3,280
3.500%, 11/02/20	20	20
Southern Copper
7.500%, 07/27/35	790	749
Union Carbide
7.750%, 10/01/96	25	29

		54,550

Telecommunication Services — 2.7%
America Movil
6.375%, 03/01/35	50	57
6.125%, 11/15/37	50	55
6.125%, 03/30/40	2,375	2,626
4.375%, 07/16/42	3,320	3,069
AT&T
8.250%, 11/15/31	2,625	3,617
5.600%, 05/15/18	40	43
5.550%, 08/15/41	3,485	3,423
5.350%, 09/01/40	4,145	4,035
4.800%, 06/15/44	4,830	4,422
4.750%, 05/15/46	2,566	2,342
4.500%, 05/15/35	6,735	6,182
4.350%, 06/15/45	2,389	2,035
3.000%, 02/15/22	20	20
Bellsouth Capital Funding
7.875%, 02/15/30	2,855	3,387
Centel Capital
9.000%, 10/15/19	25	29
Deutsche Telekom International Finance
9.250%, 06/01/32	2,536	3,764
GTE
8.750%, 11/01/21	100	126
Koninklijke
8.375%, 10/01/30	130	169
Rogers Communications
5.450%, 10/01/43	4,000	4,305
SES Global Americas Holdings
5.300%, 03/25/44 (A)	6,621	6,083

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications
7.350%, 04/01/39	$2,275	$2,758
6.000%, 04/01/41	1,420	1,545
5.012%, 08/21/54	8,271	7,681
4.862%, 08/21/46	1,271	1,242
4.750%, 11/01/41	700	668
4.672%, 03/15/55	9,007	7,955
4.522%, 09/15/48	5,172	4,720
4.272%, 01/15/36	4,535	4,187
Vodafone Group
7.875%, 02/15/30	1,255	1,482
6.150%, 02/27/37	130	134
4.375%, 02/19/43	550	454

		82,615

Utilities — 14.2%
AGL Capital
6.375%, 07/15/16	100	102
4.400%, 06/01/43	665	619
3.500%, 09/15/21	68	70
Alabama Power
5.200%, 06/01/41	155	179
5.125%, 02/15/19	195	211
4.150%, 08/15/44	135	138
Appalachian Power
6.700%, 08/15/37	50	59
5.800%, 10/01/35	125	143
4.600%, 03/30/21	70	75
Arizona Public Service
8.750%, 03/01/19	455	541
5.050%, 09/01/41	50	58
4.500%, 04/01/42	12	13
Baltimore Gas & Electric
6.350%, 10/01/36	125	161
5.200%, 06/15/33	1,620	1,855
Berkshire Hathaway Energy
6.125%, 04/01/36	2,301	2,756
5.950%, 05/15/37	635	745
5.150%, 11/15/43	470	517
Boston Gas
4.487%, 02/15/42 (A)	1,325	1,324
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	5,442	5,881
CenterPoint Energy Resources
6.250%, 02/01/37	1,095	1,169
4.500%, 01/15/21	40	42
Cleco Power
6.000%, 12/01/40	1,150	1,375
Commonwealth Edison
4.700%, 01/15/44	2,200	2,418
3.700%, 03/01/45	11,570	10,998

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Connecticut Light & Power
4.150%, 06/01/45	$4,250	$4,497
Consolidated Edison of New York
6.750%, 04/01/38	5,026	6,692
6.200%, 06/15/36	65	81
5.850%, 04/01/18	180	194
5.700%, 06/15/40	40	50
5.500%, 12/01/39	75	88
4.625%, 12/01/54	1,075	1,108
4.450%, 03/15/44	650	689
3.950%, 03/01/43	5,840	5,695
Consumers Energy
4.350%, 08/31/64	4,250	4,271
Dominion Resources
5.250%, 08/01/33	20	21
4.900%, 08/01/41	2,885	2,799
4.050%, 09/15/42	450	400
DTE Electric
3.950%, 06/15/42	80	83
3.900%, 06/01/21	30	32
3.700%, 03/15/45	7,575	7,359
Duke Energy
3.550%, 09/15/21	17	18
2.150%, 11/15/16	25	25
Duke Energy Carolinas LLC
6.450%, 10/15/32	110	141
6.100%, 06/01/37	2,010	2,495
6.050%, 04/15/38	1,475	1,890
5.300%, 02/15/40	4,260	5,041
4.250%, 12/15/41	2,000	2,085
4.000%, 09/30/42	14,915	15,100
3.900%, 06/15/21	50	54
3.750%, 06/01/45	500	489
Duke Energy Florida
6.400%, 06/15/38	3,035	4,017
Duke Energy Indiana
6.450%, 04/01/39	4,275	5,645
6.350%, 08/15/38	3,185	4,140
4.900%, 07/15/43	435	486
Duke Energy Progress
4.150%, 12/01/44	1,250	1,276
Duke Energy Progress LLC
4.375%, 03/30/44	2,270	2,393
4.200%, 08/15/45	4,810	4,947
4.100%, 05/15/42	530	535
Duquesne Light Holdings
6.250%, 08/15/35	2,500	2,668
El Paso Electric
5.000%, 12/01/44	350	350
Electricite de France
6.000%, 01/22/14 (A)	9,903	9,804
4.950%, 10/13/45 (A)	3,625	3,632

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.750%, 10/13/35 (A)	$1,625	$1,643
Elm Road Generating Station Supercritical
5.848%, 01/19/41 (A)	1,000	1,189
Entergy Louisiana
4.440%, 01/15/26	1,510	1,647
Exelon
4.950%, 06/15/35 (A)	1,685	1,723
Exelon Generation LLC
6.250%, 10/01/39	4,340	4,307
5.600%, 06/15/42	1,220	1,104
5.200%, 10/01/19	100	108
Florida Power & Light
5.960%, 04/01/39	2,570	3,352
5.690%, 03/01/40	5,068	6,416
5.650%, 02/01/37	1,000	1,226
4.050%, 06/01/42	3,460	3,574
4.050%, 10/01/44	3,215	3,357
3.800%, 12/15/42	4,720	4,735
Georgia Power
5.650%, 03/01/37	105	121
5.400%, 06/01/40	11,470	12,956
4.300%, 03/15/42	10,330	10,187
4.300%, 03/15/43	2,945	2,891
Gulf Power
4.550%, 10/01/44	1,500	1,552
Indianapolis Power & Light
4.700%, 09/01/45 (A)	3,870	4,071
4.650%, 06/01/43 (A)	4,250	4,500
International Transmission
4.625%, 08/15/43 (A)	1,975	2,090
Jersey Central Power & Light
6.150%, 06/01/37	275	308
John Sevier Combined Cycle Generation
4.626%, 01/15/42	3,057	3,407
Kansas Gas & Electric
4.300%, 07/15/44 (A)	3,275	3,467
Kentucky Utilities
5.125%, 11/01/40	2,565	2,986
KeySpan Gas East
5.819%, 04/01/41 (A)	4,951	6,048
Louisville Gas & Electric
4.650%, 11/15/43	3,390	3,794
MidAmerican Energy
4.800%, 09/15/43	5,260	5,891
4.400%, 10/15/44	7,655	8,122
Monongahela Power
5.400%, 12/15/43 (A)	2,930	3,337
Narragansett Electric
4.170%, 12/10/42 (A)	1,000	997
Nevada Power
6.650%, 04/01/36	100	130

12	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Niagara Mohawk Power
4.278%, 10/01/34 (A)	$5,244	$5,415
4.119%, 11/28/42 (A)	2,000	1,975
NiSource Finance
5.950%, 06/15/41	220	257
5.800%, 02/01/42	900	1,034
Northern States Power
6.250%, 06/01/36	1,176	1,544
6.200%, 07/01/37	3,640	4,861
4.850%, 08/15/40	3,400	3,903
3.400%, 08/15/42	464	432
Oglethorpe Power
5.375%, 11/01/40	2,735	3,050
5.250%, 09/01/50	1,205	1,258
4.200%, 12/01/42	3,740	3,564
Ohio Edison
8.250%, 10/15/38	395	574
Oklahoma Gas & Electric
4.550%, 03/15/44	1,395	1,523
Oncor Electric Delivery
7.500%, 09/01/38	200	273
7.000%, 09/01/22	85	104
6.800%, 09/01/18	35	39
5.300%, 06/01/42	1,450	1,613
5.250%, 09/30/40	1,650	1,817
4.550%, 12/01/41	4,700	4,787
One Gas
4.658%, 02/01/44	1,420	1,541
Pacific Gas & Electric
6.250%, 03/01/39	4,640	5,825
6.050%, 03/01/34	7,504	9,208
4.600%, 06/15/43	8,520	9,069
4.450%, 04/15/42	5,495	5,720
4.300%, 03/15/45	1,655	1,706
3.250%, 09/15/21	18	19
PacifiCorp
6.250%, 10/15/37	2,875	3,702
6.000%, 01/15/39	5,065	6,365
4.100%, 02/01/42	2,725	2,771
PECO Energy
4.800%, 10/15/43	1,505	1,701
Pennsylvania Electric
6.150%, 10/01/38	3,600	3,935
6.050%, 09/01/17	50	53
Piedmont Natural Gas
4.650%, 08/01/43	830	890
Potomac Electric Power
4.950%, 11/15/43	950	1,056
PPL Electric Utilities
5.200%, 07/15/41	1,100	1,296
4.750%, 07/15/43	3,600	4,040

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Progress Energy
4.400%, 01/15/21	$25	$27
PSEG Power LLC
8.625%, 04/15/31	4,493	5,523
5.125%, 04/15/20	50	54
4.300%, 11/15/23	2,155	2,159
Public Service Electric & Gas MTN
4.150%, 11/01/45	700	739
4.050%, 05/01/45	1,800	1,877
4.000%, 06/01/44	695	713
3.650%, 09/01/42	1,905	1,845
Public Service of Colorado
6.250%, 09/01/37	1,960	2,610
4.300%, 03/15/44	1,250	1,336
3.950%, 03/15/43	5,845	5,925
2.900%, 05/15/25	4,730	4,828
Public Service of Oklahoma
4.400%, 02/01/21	27	29
Puget Sound Energy
5.795%, 03/15/40	130	163
San Diego Gas & Electric
6.000%, 06/01/26	625	787
Sempra Energy
9.800%, 02/15/19	50	60
6.000%, 10/15/39	3,390	3,732
South Carolina Electric & Gas
5.450%, 02/01/41	605	699
5.100%, 06/01/65	5,915	6,354
Southern California Edison
6.000%, 01/15/34	175	219
5.950%, 02/01/38	510	647
5.500%, 03/15/40	70	86
5.350%, 07/15/35	2,240	2,632
4.650%, 10/01/43	6,195	6,867
4.050%, 03/15/42	7,405	7,563
Southern California Gas
3.750%, 09/15/42	3,150	3,108
Southwestern Electric Power
6.200%, 03/15/40	1,204	1,446
Southwestern Public Service
8.750%, 12/01/18	40	47
4.500%, 08/15/41	9,865	10,669
Tampa Electric
4.350%, 05/15/44	1,225	1,245
Texas-New Mexico Power
6.950%, 04/01/43 (A)	2,000	2,698
Union Electric
8.450%, 03/15/39	2,780	4,397
Virginia Electric & Power
6.350%, 11/30/37	630	821
4.650%, 08/15/43	2,530	2,771
4.450%, 02/15/44	4,500	4,774

13	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.200%, 05/15/45	$1,750	$1,797
Wisconsin Electric Power
4.250%, 06/01/44	850	903
3.650%, 12/15/42	3,930	3,772
2.950%, 09/15/21	3	3
Wisconsin Power & Light
4.100%, 10/15/44	325	334
Wisconsin Public Service
4.752%, 11/01/44	3,615	4,132

		441,286

Total Corporate Obligations (Cost $2,704,554) ($ Thousands)		2,649,579

MUNICIPAL BONDS — 7.9%

Arizona — 0.0%
Arizona, Health Facilities Authority, Ser B, RB Callable 01/01/17 @ 100
1.220%, 01/01/37 (B)	380	337

California — 3.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	6,745	9,481
California State, Build America Project, GO
7.500%, 04/01/34	13,085	18,834
7.550%, 04/01/39	10,155	15,114
Los Angeles Department of Water & Power, RB
5.716%, 07/01/39	1,510	1,907
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/36	500	676
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/45	4,530	6,396
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/27	955	1,147
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/34	7,000	9,553
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/49	1,000	1,345
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/32	3,860	4,827

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of California, Build America Project, GO
7.300%, 10/01/39	$15,050	$21,418
7.625%, 03/01/40	1,570	2,333
University of California, Build America Project, RB
5.770%, 05/15/43	5,100	6,478
University of California, Ser AD, RB
4.858%, 05/15/12	6,337	6,466
University of California, Ser AP, RB
3.931%, 05/15/45	950	956
University of California, Ser AQ, RB
4.767%, 05/15/15	4,529	4,632
University of California, Ser J, RB
4.131%, 05/15/45	6,000	6,045

		117,608

Georgia — 0.2%
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/57	2,235	2,629
6.637%, 04/01/57	3,909	4,752

		7,381

Illinois — 0.2%
Illinois State, GO
5.100%, 06/01/33	2,285	2,128
Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/38	2,040	2,471

		4,599

Kansas — 0.2%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/37	6,300	6,606

Massachusetts — 0.2%
Commonwealth of Massachusetts, GO
5.456%, 12/01/39	5,085	6,374
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/31	330	377

		6,751

Michigan — 0.0%
Michigan State University, Build America Project, RB Callable 02/15/30 @ 100
6.173%, 02/15/50	850	1,021

14	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey — 0.5%
New Jersey Turnpike Authority, RB
7.414%, 01/01/40	$2,895	$4,264
7.102%, 01/01/41	8,735	12,493

		16,757

New York — 1.2%
City of New York, Build America Project, GO
5.206%, 10/01/31	750	880
5.985%, 12/01/36	1,175	1,488
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.767%, 08/01/36	3,140	3,904
5.508%, 08/01/37	1,890	2,349
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/42	750	1,017
5.724%, 06/15/42	3,720	4,895
5.440%, 06/15/43	5,000	6,303
5.882%, 06/15/44	500	670
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/38	900	1,122
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/39	1,970	2,478
Port Authority of New York & New Jersey, RB
4.926%, 10/01/51	245	271
4.458%, 10/01/62	10,725	10,762

		36,139

North Carolina — 0.1%
University of North Carolina at Chapel Hill, Ser C
3.327%, 12/01/36	3,660	3,663

Ohio — 0.2%
American Municipal Power, RB
6.053%, 02/15/43	2,200	2,636
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
4.879%, 12/01/34	1,795	2,097

		4,733

Texas — 1.1%
City of Houston, Ser A, GO
6.290%, 03/01/32	40	50
City Public Service Board of San Antonio Texas, RB
5.808%, 02/01/41	5,500	7,226

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/42	$1,350	$1,676
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/33	1,500	1,714
Texas State, Build America Project, GO
5.517%, 04/01/39	4,350	5,697
Texas Transportation Commission State Highway Fund, Ser B, RB
5.028%, 04/01/26	6,600	7,809
5.178%, 04/01/30	4,025	4,926
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/39	4,540	5,700
University of Texas, Build America Project, Ser B, RB Callable 08/15/19 @ 100
6.276%, 08/15/41	60	69

		34,867

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/44	475	533

Washington — 0.2%
State of Washington, GO
5.140%, 08/01/40	4,495	5,512

Total Municipal Bonds (Cost $248,239) ($ Thousands)		246,507

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bills(C)
0.428%, 08/18/16	6,600	6,585
0.211%, 04/07/16	345	345
0.152%, 04/14/16	2,890	2,889
U.S. Treasury Bonds
3.000%, 11/15/45	45,030	48,648
2.500%, 02/15/46	16,105	15,716
U.S. Treasury Inflation Indexed Bonds
1.375%, 02/15/44	609	658
0.750%, 02/15/45	1,507	1,402
U.S. Treasury Notes
1.625%, 02/15/26	7,245	7,169

Total U.S. Treasury Obligations (Cost $83,298) ($ Thousands)		83,412

15	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Tennessee Valley Authority
5.880%, 04/01/36	$1,200	$1,639
5.375%, 04/01/56	2,160	2,799
4.250%, 09/15/65	9,022	9,489

Total U.S. Government Agency Obligations (Cost $13,335) ($ Thousands)		13,927

SOVEREIGN DEBT — 0.1%
Asian Development Bank
5.820%, 06/16/28	3,310	4,417

Total Sovereign Debt (Cost $4,392) ($ Thousands)		4,417

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
321 Henderson Receivables LLC, Ser 2013- 3A, Cl A
4.080%, 01/17/73 (A)	498	529

Total Asset-Backed Security (Cost $498) ($ Thousands)		529

	Shares

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	35,144,547	35,145

Total Cash Equivalent (Cost $35,145) ($ Thousands)		35,145

Total Investments — 97.3% (Cost $3,089,461) ($ Thousands)		$3,033,516

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	19	Jun-2016	$(47)
U.S. 2-Year Treasury Note	(163)	Jul-2016	20
U.S. 5-Year Treasury Note	182	Jun-2016	115
U.S. Long Treasury Bond	(599)	Jun-2016	515
U.S. Ultra Long Treasury Bond	357	Jun-2016	(604)

			$(1)

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,116,653 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 29, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security .

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(C)	The rate reported is the effective yield at time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $3,089,461 ($ Thousands), and the unrealized appreciation and depreciation were $61,171 ($ Thousands) and ($117,116) ($ Thousands), respectively.

Cl	— Class

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,649,579	$—	$2,649,579
Municipal Bonds	—	246,507	—	246,507
U.S. Government Agency Obligations	—	13,927	—	13,927
Sovereign Debt	—	4,417	—	4,417
Asset-Backed Security	—	529	—	529
U.S. Treasury Obligations	—	83,412	—	83,412
Cash Equivalent	35,145	—	—	35,145

Total Investments in Securities	$35,145	$2,998,371	$—	$3,033,516

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$727	$—	$—	$727
Unrealized Depreciation	(728)	—	—	(728)

Total Other Financial Instruments	$(1)	$—	$—	$(1)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

16	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Concluded)

February 29, 2016

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$50,312	$689,560	$(704,727)	$35,145	$29

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

17	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 45.0%

Consumer Discretionary — 1.2%
AutoZone
1.300%, 01/13/2017	$1,250	$1,250
NBCUniversal Enterprise
1.307%, 04/15/2018 (A)(B)	1,400	1,396
Scripps Networks Interactive
2.700%, 12/15/2016	1,800	1,814
Thomson Reuters
1.650%, 09/29/2017	1,190	1,185
Time Warner Cable
5.850%, 05/01/2017	950	986
Whirlpool
1.350%, 03/01/2017	1,055	1,053

		7,684

Consumer Staples — 1.8%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	640	646
1.879%, 02/01/2021 (A)	800	810
CVS Health
1.900%, 07/20/2018	1,000	1,003
1.200%, 12/05/2016	825	826
JM Smucker
1.750%, 03/15/2018	380	379
Kroger
2.000%, 01/15/2019	290	292
Mondelez International
1.136%, 02/01/2019 (A)	1,500	1,472
President and Fellows of Harvard College
6.300%, 10/01/2037	2,100	2,109
Reynolds American
2.300%, 06/12/2018	1,070	1,082
SABMiller Holdings
1.306%, 08/01/2018 (A)(B)	750	744
Walgreens Boots Alliance
1.750%, 11/17/2017	1,700	1,698

		11,061

Energy — 2.3%
BP Capital Markets
1.131%, 05/10/2018 (A)	1,500	1,464
1.043%, 02/13/2018 (A)	1,000	983
ConocoPhillips
1.500%, 05/15/2018	790	757
Devon Energy
1.052%, 12/15/2016 (A)	1,450	1,412
Enbridge
0.866%, 06/02/2017 (A)	1,575	1,505
Energy Transfer Partners
2.500%, 06/15/2018	800	734
Exxon Mobil
1.439%, 03/01/2018	1,000	1,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hess
1.300%, 06/15/2017	$810	$772
Kinder Morgan
2.000%, 12/01/2017	785	763
Schlumberger Holdings
1.900%, 12/21/2017 (B)	1,250	1,245
Schlumberger Norge
1.250%, 08/01/2017 (B)	205	203
Statoil
0.820%, 11/09/2017 (A)	1,350	1,327
TransCanada PipeLines
1.411%, 01/12/2018 (A)	2,600	2,552

		14,717

Financials — 28.9%
Abbey National Treasury Services
1.475%, 08/24/2018 (A)	1,250	1,233
1.013%, 09/29/2017 (A)	1,500	1,488
1.012%, 03/13/2017 (A)	5,485	5,470
ABN AMRO Bank
4.250%, 02/02/2017 (B)	705	721
American Express Credit MTN
1.875%, 11/05/2018	1,100	1,102
1.125%, 06/05/2017	2,250	2,241
0.886%, 09/22/2017 (A)	1,425	1,415
0.722%, 06/05/2017 (A)	1,720	1,710
American Honda Finance MTN
1.443%, 02/22/2019 (A)	1,150	1,151
1.082%, 07/13/2018 (A)	1,500	1,497
Australia & New Zealand Banking Group
1.178%, 05/15/2018 (A)	625	621
Banco Santander Chile
1.517%, 04/11/2017 (A)(B)	1,200	1,194
Bank Nederlandse Gemeenten MTN
0.694%, 07/14/2017 (A)(B)	2,750	2,745
Bank of America MTN
5.650%, 05/01/2018	305	326
5.300%, 03/15/2017	900	931
2.000%, 01/11/2018	545	543
1.700%, 08/25/2017	1,100	1,095
1.662%, 01/15/2019 (A)	1,000	993
1.239%, 08/25/2017 (A)	1,790	1,777
0.812%, 06/15/2017 (A)	2,060	2,045
Bank of Montreal MTN
1.400%, 04/10/2018	925	920
1.217%, 04/09/2018 (A)	1,000	998
Bank of New York Mellon MTN
0.972%, 09/11/2019 (A)	2,000	1,967
0.892%, 03/06/2018 (A)	700	700
Bank of Nova Scotia
1.452%, 01/15/2019 (A)	1,470	1,467
1.300%, 07/21/2017	1,150	1,147

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (B)	$1,000	$996
0.772%, 09/08/2017 (A)(B)	1,025	1,020
Barclays Bank MTN
6.050%, 12/04/2017 (B)	1,500	1,588
1.198%, 02/17/2017 (A)	2,675	2,668
BB&T MTN
1.372%, 06/15/2018 (A)	890	889
1.276%, 02/01/2019 (A)	800	788
Berkshire Hathaway Finance
0.921%, 01/12/2018 (A)	2,945	2,944
BNP Paribas MTN
1.092%, 12/12/2016 (A)	1,000	1,001
BPCE MTN
1.471%, 02/10/2017 (A)	1,000	1,002
Branch Banking & Trust
0.844%, 12/01/2016 (A)	2,930	2,926
Capital One
1.768%, 08/17/2018 (A)	1,750	1,762
1.301%, 02/05/2018 (A)	1,100	1,095
Capital One Bank USA
1.300%, 06/05/2017	2,500	2,487
Citigroup
1.700%, 04/27/2018	850	841
1.550%, 08/14/2017	750	746
1.390%, 04/08/2019 (A)	1,000	977
1.325%, 11/24/2017 (A)	2,580	2,558
1.311%, 04/27/2018 (A)	2,180	2,156
Citizens Bank MTN
1.600%, 12/04/2017	2,000	1,977
Commonwealth Bank of Australia MTN
0.732%, 09/08/2017 (A)(B)	1,250	1,246
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.375%, 01/19/2017	1,250	1,273
Credit Agricole MTN
1.457%, 06/10/2020 (A)(B)	500	498
Credit Suisse NY MTN
1.700%, 04/27/2018	1,275	1,262
1.308%, 01/29/2018 (A)	1,100	1,093
1.125%, 05/26/2017 (A)	1,480	1,472
Daimler Finance North America LLC
1.650%, 05/18/2018 (B)	800	790
1.375%, 08/01/2017 (B)	1,470	1,461
Deutsche Bank
1.350%, 05/30/2017	1,250	1,232
1.298%, 02/13/2018 (A)	1,100	1,079
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	335	335
Fifth Third Bank MTN
1.528%, 08/20/2018 (A)	1,250	1,243
1.350%, 06/01/2017	2,000	1,994

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Motor Credit LLC
1.724%, 12/06/2017	$750	$740
1.412%, 06/15/2018 (A)	1,940	1,903
1.332%, 03/12/2019 (A)	1,000	968
0.982%, 09/08/2017 (A)	2,780	2,737
General Electric Capital MTN
1.322%, 04/02/2018 (A)	500	503
General Motors Financial
2.400%, 04/10/2018	1,600	1,572
Goldman Sachs Group MTN
2.375%, 01/22/2018	2,900	2,918
1.818%, 04/30/2018 (A)	215	215
1.779%, 04/23/2020 (A)	875	866
1.718%, 11/15/2018 (A)	1,375	1,367
1.312%, 12/15/2017 (A)	1,730	1,722
HSBC Bank
1.258%, 05/15/2018 (A)(B)	2,655	2,637
HSBC USA
1.300%, 06/23/2017	1,850	1,847
Huntington National Bank
2.200%, 11/06/2018	1,225	1,220
1.375%, 04/24/2017	850	846
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	560	557
ING Bank
1.302%, 10/01/2019 (A)(B)	1,300	1,275
JPMorgan Chase MTN
1.700%, 03/01/2018	3,000	2,993
1.574%, 01/23/2020 (A)	700	691
1.251%, 01/28/2019 (A)	1,000	986
0.924%, 03/01/2018 (A)	1,100	1,089
KeyBank
1.119%, 11/25/2016 (A)	1,490	1,489
0.934%, 06/01/2018 (A)	1,300	1,291
Lloyds Bank
1.621%, 01/22/2019 (A)	1,320	1,323
1.398%, 08/17/2018 (A)	1,200	1,194
1.038%, 03/16/2018 (A)	1,250	1,245
Macquarie Group
1.616%, 01/31/2017 (A)(B)	1,000	1,000
Manufacturers & Traders Trust
1.400%, 07/25/2017	1,150	1,146
0.993%, 01/30/2017 (A)	900	898
0.919%, 07/25/2017 (A)	950	944
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	740	735
Mizuho Bank
1.053%, 09/25/2017 (A)(B)	4,090	4,073
Morgan Stanley MTN
5.950%, 12/28/2017	550	587
1.899%, 04/25/2018 (A)	1,000	1,005
1.469%, 01/24/2019 (A)	750	741
1.070%, 10/18/2016 (A)	1,000	998

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Motor Acceptance MTN
1.303%, 09/26/2016 (A)(B)	$985	$986
0.972%, 03/03/2017 (A)(B)	615	614
Nordea Bank
1.250%, 04/04/2017 (B)	1,250	1,248
PNC Bank
1.800%, 11/05/2018	1,685	1,685
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	2,050	2,039
1.150%, 11/25/2016 (B)	800	800
Principal Life Global Funding II
1.200%, 05/19/2017 (B)	1,000	999
1.125%, 02/24/2017 (B)	550	550
Prudential Financial MTN
1.398%, 08/15/2018 (A)	1,649	1,643
Royal Bank of Canada MTN
1.200%, 01/23/2017	500	500
Santander Bank
1.551%, 01/12/2018 (A)	1,250	1,236
Simon Property Group
1.500%, 02/01/2018 ‡(B)	1,345	1,338
Societe Generale MTN
1.692%, 10/01/2018 (A)	2,500	2,515
Standard Chartered MTN
1.260%, 04/17/2018 (A)(B)	2,000	1,982
Sumitomo Mitsui Banking
1.562%, 01/18/2019 (A)	1,550	1,552
1.051%, 01/10/2017 (A)	1,500	1,498
SunTrust Bank
1.058%, 02/15/2017 (A)	1,000	996
Synchrony Financial
1.875%, 08/15/2017	760	752
1.849%, 02/03/2020 (A)	1,750	1,681
Toronto-Dominion Bank MTN
1.461%, 01/22/2019 (A)	1,180	1,178
1.159%, 07/23/2018 (A)	1,500	1,490
0.853%, 05/02/2017 (A)	1,190	1,188
Toyota Motor Credit MTN
1.550%, 07/13/2018	1,500	1,500
UBS MTN
1.303%, 03/26/2018 (A)	1,250	1,247
1.258%, 08/14/2019 (A)	1,750	1,731
Union Bank
1.353%, 09/26/2016 (A)	1,400	1,402
US Bancorp MTN
1.019%, 04/25/2019 (A)	1,400	1,389
US Bank MTN
1.198%, 01/29/2018 (A)	1,500	1,500
Ventas Realty
1.550%, 09/26/2016 ‡	750	750
1.250%, 04/17/2017 ‡	285	283

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (B)	$750	$737
1.088%, 05/22/2018 (A)(B)	750	713
1.058%, 11/20/2017 (A)(B)	3,000	2,913
Volkswagen International Finance
1.125%, 11/18/2016 (B)	1,090	1,082
1.058%, 11/18/2016 (A)(B)	1,260	1,246
Voya Financial
2.900%, 02/15/2018	650	656
WEA Finance LLC
1.750%, 09/15/2017 (B)	700	695
Wells Fargo MTN
1.400%, 09/08/2017	1,000	998
1.298%, 01/30/2020 (A)	1,250	1,231
1.249%, 04/23/2018 (A)	1,290	1,284
Westpac Banking
1.230%, 01/17/2019 (A)	800	793
1.200%, 05/19/2017	700	699

		182,536

Health Care — 4.6%
AbbVie
1.800%, 05/14/2018	1,200	1,197
Actavis Funding SCS
2.350%, 03/12/2018	1,730	1,741
1.582%, 03/12/2018 (A)	2,025	2,031
1.300%, 06/15/2017	1,250	1,243
Amgen
2.125%, 05/15/2017	1,350	1,362
0.998%, 05/22/2017 (A)	3,080	3,071
Baxalta
1.366%, 06/22/2018 (A)(B)	3,300	3,268
Catholic Health Initiatives
2.600%, 08/01/2018	740	752
Celgene
2.125%, 08/15/2018	750	753
Express Scripts Holding
2.650%, 02/15/2017	2,860	2,888
1.250%, 06/02/2017	1,750	1,741
McKesson
1.292%, 03/10/2017	1,030	1,029
Medtronic
1.500%, 03/15/2018	935	937
Mylan
1.350%, 11/29/2016	950	943
Perrigo
1.300%, 11/08/2016	265	263
Thermo Fisher Scientific
1.300%, 02/01/2017	415	414
UnitedHealth Group
1.450%, 07/17/2017	1,400	1,402
1.070%, 01/17/2017 (A)	2,605	2,608

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zimmer Holdings
1.450%, 04/01/2017	$1,400	$1,397

		29,040

Industrials — 1.2%
Air Lease
2.125%, 01/15/2018	385	376
Caterpillar Financial Services MTN
1.329%, 02/23/2018 (A)	2,435	2,439
GATX
1.250%, 03/04/2017	525	519
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	1,400	1,396
John Deere Capital MTN
1.600%, 07/13/2018	1,500	1,502
PACCAR Financial MTN
1.100%, 06/06/2017	1,170	1,168
TTX MTN
2.250%, 02/01/2019 (B)	465	469

		7,869

Information Technology — 1.2%
Apple
1.438%, 02/22/2019 (A)	1,375	1,378
Cisco Systems
1.236%, 02/21/2018 (A)	1,150	1,153
Fidelity National Information Services
1.450%, 06/05/2017	470	465
Hewlett Packard Enterprise
2.450%, 10/05/2017 (B)	1,750	1,748
2.353%, 10/05/2017 (A)(B)	2,215	2,219
TSMC Global
0.950%, 04/03/2016 (B)	550	550

		7,513

Materials — 1.1%
Glencore Funding LLC
1.796%, 05/27/2016 (A)(B)	1,350	1,336
Monsanto
1.150%, 06/30/2017	1,425	1,419
0.820%, 11/07/2016 (A)	1,859	1,852
Rio Tinto Finance USA
1.366%, 06/17/2016 (A)	2,260	2,254

		6,861

Telecommunication Services — 1.6%
AT&T
5.500%, 02/01/2018	2,500	2,665
1.533%, 06/30/2020 (A)	1,250	1,231
British Telecommunications
1.250%, 02/14/2017	655	654

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications
2.252%, 09/14/2018 (A)	$935	$950
1.350%, 06/09/2017	3,150	3,147
0.877%, 06/09/2017 (A)	1,520	1,515

		10,162

Utilities — 1.1%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	1,000	998
Duke Energy
0.992%, 04/03/2017 (A)	2,000	1,985
Exelon
1.550%, 06/09/2017	2,300	2,289
Southern
1.300%, 08/15/2017	780	775
Xcel Energy
1.200%, 06/01/2017	670	668

		6,715

Total Corporate Obligations (Cost $285,900) ($ Thousands)		284,158

ASSET-BACKED SECURITIES — 23.3%

Automotive — 12.0%
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	334	334
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.831%, 06/17/2019 (A)	945	944
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	3,485	3,483
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	2,245	2,249
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	250	250
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/2017	136	136
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl B
1.190%, 05/08/2018	1,575	1,574
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,850	1,871
AmeriCredit Automobile Receivables Trust, Ser 2014-4, Cl A3
1.270%, 07/08/2019	875	873
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	480	480

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.178%, 06/10/2019 (A)	$1,155	$1,155
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.726%, 01/15/2021 (A)(B)	1,446	1,444
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/2021 (B)	251	251
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	172	171
Bank of The West Auto Trust, Ser 2015-1, Cl A2B
0.781%, 04/16/2018 (A)(B)	1,335	1,336
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (B)	618	618
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl C
1.740%, 10/22/2018	1,100	1,100
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	663	663
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/2018	1,225	1,232
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A2
1.180%, 12/20/2017	1,615	1,614
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A2
1.720%, 01/22/2019	890	891
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	12	12
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	225
CarMax Auto Owner Trust, Ser 2015-3, Cl A2A
1.100%, 11/15/2018	1,234	1,234
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.672%, 04/07/2024 (A)(B)	273	273
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.878%, 05/07/2024 (A)(B)	150	150
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.842%, 03/07/2026 (A)(B)	1,135	1,135
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.378%, 02/07/2027 (A)(B)	1,330	1,329
Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Cl A2
1.460%, 12/17/2018 (B)	1,095	1,098
CPS Auto Receivables Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	778	776

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	$951	$950
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	271	270
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (B)	1,796	1,793
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	527	526
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	1,210	1,209
Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A
1.880%, 03/15/2022 (B)	2,250	2,244
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/2019 (B)	1,878	1,879
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A3
1.380%, 09/20/2019 (B)	700	697
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	206	206
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	3,003	2,988
First Investors Auto Owner Trust, Ser 2013- 1A, Cl A2
0.900%, 10/15/2018 (B)	16	16
First Investors Auto Owner Trust, Ser 2013- 1A, Cl B
1.810%, 10/15/2018 (B)	815	815
First Investors Auto Owner Trust, Ser 2013- 2A, Cl A2
1.230%, 03/15/2019 (B)	187	186
First Investors Auto Owner Trust, Ser 2014- 2A, Cl A2
0.860%, 08/15/2018 (B)	738	738
First Investors Auto Owner Trust, Ser 2014- 3A, Cl A2
1.060%, 11/15/2018 (B)	706	704
First Investors Auto Owner Trust, Ser 2014- 3A, Cl A3
1.670%, 11/16/2020 (B)	1,055	1,055
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019 (B)	509	509
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	260	260

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	$765	$767
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	828	829
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,500	1,524
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,000	2,008
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.896%, 09/15/2018 (A)	655	655
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	205	205
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.026%, 08/15/2020 (A)	170	170
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/2017 (B)	986	986
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	1,040	1,051
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.931%, 05/15/2020 (A)(B)	1,600	1,599
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	203	202
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.474%, 12/10/2027 (A)(B)	1,825	1,826
Mercedes-Benz Auto Receivables Trust, Ser 2014-1, Cl A3
0.870%, 10/15/2018	1,044	1,043
Oscar US Funding Trust, Ser 2014-1A, Cl A2
1.000%, 08/15/2017 (B)	586	586
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A3
1.030%, 11/20/2017 (B)	1,901	1,901
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	1,040	1,039
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	566	565
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (B)	364	364

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	$1,175	$1,188
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl B
2.160%, 01/15/2020	1,159	1,161
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/2018	36	36
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	73	73
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/2018 (B)	890	889
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	14	14
USAA Auto Owner Trust, Ser 2015-1, Cl A3
1.200%, 06/17/2019	565	565
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.776%, 07/22/2019 (A)(B)	1,250	1,236
Volvo Financial Equipment LLC, Ser 2013- 1A, Cl A3
0.740%, 03/15/2017 (B)	85	85
Volvo Financial Equipment LLC, Ser 2014- 1A, Cl A3
0.820%, 04/16/2018 (B)	513	513
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	555	552
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	567	567
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl A2
1.170%, 03/15/2018 (B)	352	352
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (B)	1,365	1,357
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	494	493
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	1,041	1,041
World Omni Automobile Lease Securitization Trust, Ser 2014-A, Cl A3
1.160%, 09/15/2017	2,000	1,998

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Automobile Lease Securitization Trust, Ser 2015-A, Cl A2A
1.060%, 05/15/2018	$670	$669

		76,055

Credit Cards — 2.6%
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	455	455
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.786%, 12/16/2019 (A)	600	600
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.081%, 08/16/2021 (A)(B)	395	394
Capital One Multi-Asset Execution Trust, Ser 2007-A1, Cl A1
0.481%, 11/15/2019 (A)	1,930	1,927
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	1,000	1,002
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.701%, 05/15/2019 (A)	200	200
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	3,144	3,147
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	1,775	1,778
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	2,134	2,134
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	2,000	2,004
Citibank Credit Card Issuance Trust, Ser 2014-A7, Cl A7
0.627%, 08/24/2018 (A)	595	595
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	2,250	2,249

		16,485

Mortgage Related Securities — 0.7%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.102%, 01/25/2035 (A)	413	405
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.147%, 10/25/2034 (A)	1,407	1,384
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
1.447%, 03/25/2035 (A)	1,083	1,073

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.436%, 08/25/2034 (A)	$290	$289
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.626%, 11/20/2036 (A)	517	516
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2
1.111%, 05/25/2035 (A)	97	97
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.636%, 08/25/2036 (A)	43	42
Option One Mortgage Loan Trust Asset- Backed Certificates, Ser 2005-4, Cl A3
0.687%, 11/25/2035 (A)	101	101
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.936%, 02/25/2035 (A)	373	367

		4,274

Other Asset-Backed Securities — 8.0%
Apidos CLO XII, Ser 2013-12A, Cl A
1.722%, 04/15/2025 (A)(B)	1,100	1,078
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.485%, 04/17/2023 (A)(B)	718	710
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
1.467%, 04/18/2025 (A)(B)	325	319
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl A1R
1.617%, 07/20/2023 (A)(B)	745	741
Cent CLO, Ser 2014-16AR, Cl A1AR
1.579%, 08/01/2024 (A)(B)	2,220	2,210
Cent CLO, Ser 2014-20A, Cl A
2.099%, 01/25/2026 (A)(B)	1,850	1,824
CIFC Funding, Ser 2013-1A, Cl A1
1.770%, 04/16/2025 (A)(B)	1,060	1,039
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	1,701	1,701
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
1.357%, 05/25/2035 (A)	1,905	1,879
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/2020 (B)	1,103	1,103
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.970%, 04/18/2026 (A)(B)	1,315	1,293
GE Equipment Midticket LLC, Ser 2014-1, Cl A3
1.140%, 05/22/2018	3,790	3,781

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.615%, 07/17/2023 (A)(B)	$1,000	$988
GreatAmerica Leasing Receivables Funding LLC, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (B)	2,440	2,454
GreatAmerica Leasing Receivables Funding LLC, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (B)	1,135	1,133
Green Tree Agency Advance Funding Trust, Ser 2015-T1, Cl AT1
2.302%, 10/15/2046 (B)	605	604
ING IM CLO, Ser 2014-1A, Cl A1
2.120%, 04/18/2026 (A)(B)	1,310	1,279
ING IM CLO, Ser 2014-1RA, Cl A2R
2.352%, 03/14/2022 (A)(B)	1,400	1,389
ING IM CLO, Ser 2014-1RA, Cl A1R
1.702%, 03/14/2022 (A)(B)	547	545
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	104	104
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	24	24
Limerock CLO II, Ser 2014-2A, Cl A
2.121%, 04/18/2026 (A)(B)	1,250	1,220
Madison Park Funding, Ser 2007-4A, Cl A1B
0.886%, 03/22/2021 (A)(B)	580	556
Magnetite CLO IX, Ser 2014-9A, Cl A1
1.740%, 07/25/2026 (A)(B)	1,265	1,249
MMAF Equipment Finance LLC, Ser 2011- AA, Cl A4
2.100%, 07/15/2017 (B)	385	386
MMAF Equipment Finance LLC, Ser 2013- AA, Cl A3
1.030%, 12/11/2017 (B)	259	259
MMAF Equipment Finance LLC, Ser 2014- AA, Cl A3
0.870%, 01/08/2019 (B)	1,645	1,639
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (B)	320	320
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.677%, 03/25/2021 (A)	1,753	1,747
Navient Student Loan Trust, Ser 2015-1, Cl A1
0.727%, 09/26/2022 (A)	1,402	1,385
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
2.092%, 04/15/2026 (A)(B)	955	938

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T3, Cl AT3
2.540%, 11/15/2046 (B)	$1,000	$997
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	896	890
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.740%, 07/17/2025 (A)(B)	1,000	978
Ocwen Master Advance Receivables Trust, Ser 2015-T1, Cl AT1
2.537%, 09/17/2046 (B)	735	735
Ocwen Master Advance Receivables Trust, Ser 2015-T2, Cl AT2
2.532%, 11/15/2046 (B)	505	505
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.744%, 04/20/2025 (A)(B)	690	678
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.532%, 05/24/2023 (A)(B)	1,650	1,599
SLM Private Education Loan Trust, Ser 2011-B, Cl A1
1.281%, 12/16/2024 (A)(B)	92	92
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.739%, 01/27/2025 (A)	454	452
SLM Student Loan Trust, Ser 2006-1, Cl A4
0.709%, 07/25/2019 (A)	294	292
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.719%, 10/27/2025 (A)	1,056	1,047
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.431%, 10/15/2024 (A)(B)	12	12
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	1,065	1,063
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T2, Cl AT2
2.620%, 01/15/2047 (B)	1,110	1,110
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.666%, 07/25/2036 (A)(B)	1,005	1,001
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.586%, 02/25/2036 (A)	355	352
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.367%, 01/09/2023 (A)(B)	1,660	1,624
Voya CLO, Ser 2014-3A, Cl A1
1.740%, 07/25/2026 (A)(B)	910	889

		50,213

Total Asset-Backed Securities (Cost $147,534) ($ Thousands)		147,027

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 13.2%

Agency Mortgage-Backed Obligations — 3.8%
FHLMC
5.000%, 06/01/2026	$799	$835
FHLMC ARM
2.375%, 05/01/2036 (A)	146	154
2.354%, 02/01/2022 (A)	102	105
2.286%, 02/01/2030 (A)	117	124
FHLMC CMO, Ser 2004-2764, Cl OE
4.500%, 03/15/2019	130	134
FHLMC CMO, Ser 2009-3570, Cl A
4.500%, 06/15/2024	219	227
FNMA
6.000%, 01/01/2027 to 04/01/2040	407	464
5.000%, 04/01/2020 to 03/01/2025	1,565	1,646
4.500%, 05/01/2023	480	510
FNMA ARM
2.465%, 01/01/2029 (A)	15	15
2.403%, 11/01/2025 (A)	9	10
2.389%, 11/01/2023 (A)	26	27
2.294%, 09/01/2024 (A)	121	126
2.180%, 09/01/2024 (A)	47	48
2.170%, 05/01/2028 (A)	40	41
1.478%, 11/01/2021 (A)	18	19
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	42	46
FNMA CMO, Ser 2001-33, Cl FA
0.877%, 07/25/2031 (A)	26	27
FNMA CMO, Ser 2002-56, Cl MC
5.500%, 09/25/2017	160	162
FNMA CMO, Ser 2002-64, Cl FG
0.676%, 10/18/2032 (A)	32	32
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	76	78
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	115	118
FNMA CMO, Ser 2008-47, Cl FA
0.927%, 06/25/2023 (A)	134	135
FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	19	19
FNMA CMO, Ser 2011-70, Cl AD
3.000%, 06/25/2030	1,420	1,449
FNMA TBA
3.500%, 03/01/2041	3,850	4,068
3.000%, 03/15/2030	8,028	8,372
GNMA ARM
1.875%, 09/20/2039 (A)	211	224
GNMA CMO, Ser 2006-47, Cl AC
5.000%, 02/16/2033	203	207
GNMA CMO, Ser 2009-10, Cl JA
4.500%, 03/16/2034	181	186
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	304	310

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-93, Cl ND
3.500%, 04/20/2037	$80	$80
GNMA CMO, Ser 2010-30, Cl QE
4.000%, 06/20/2038	356	364
GNMA CMO, Ser 2010-86, Cl PG
3.000%, 01/20/2036	68	69
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	255	256
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	23	23
GNMA CMO, Ser 2011-62, Cl PA
3.000%, 01/20/2040	792	799
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	255	261
NCUA Guaranteed Notes CMO, Ser 2010- R1, Cl 1A
0.874%, 10/07/2020 (A)	1,336	1,335
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.794%, 11/06/2017 (A)	75	75
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.874%, 01/08/2020 (A)	642	642
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
1.020%, 02/06/2020 (A)	139	139
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.804%, 03/06/2020 (A)	77	77

		24,038

Non-Agency Mortgage-Backed Obligations — 9.4%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.226%, 06/15/2028 (A)(B)	1,000	997
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.796%, 07/25/2035 (A)	335	307
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.954%, 11/25/2035 (A)	45	41
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.705%, 02/25/2036 (A)	118	92
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.783%, 06/25/2035 (A)	152	140
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.750%, 08/25/2035 (A)	272	244

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	$700	$711
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	577	581
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.377%, 08/15/2029 (A)(B)	960	933
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	1,317	1,374
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.967%, 02/25/2035 (A)	37	34
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.726%, 02/20/2036 (A)	223	187
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.714%, 12/10/2049 (A)	1,650	1,699
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.345%, 12/10/2049 (A)	1,066	1,119
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	137	136
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
1.176%, 06/15/2033 (A)(B)	2,645	2,600
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	1,272	1,300
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.720%, 09/25/2034 (A)	62	61
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1
2.765%, 03/25/2036 (A)	253	228
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	1,496	1,514
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.963%, 06/10/2046 (A)	770	771
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	183	182
COMM Mortgage Trust, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	141	140
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	377	374
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	1,250	1,246

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.226%, 03/15/2029 (A)(B)	$2,970	$2,881
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	37	37
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	906	910
Credit Suisse Mortgage Trust, Ser 2014-TIKI, Cl A
1.377%, 09/15/2038 (A)(B)	700	690
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	60	60
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.978%, 02/25/2048 (A)(B)	379	379
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.427%, 02/25/2024 (A)	272	272
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.277%, 04/25/2024 (A)	468	468
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M1
1.686%, 03/25/2028 (A)	614	613
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.377%, 05/25/2024 (A)	531	524
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.377%, 05/25/2024 (A)	354	352
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.627%, 07/25/2024 (A)	1,282	1,275
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.577%, 05/25/2025 (A)	268	267
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.237%, 11/19/2035 (A)	274	250
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	93	93
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A4
5.560%, 11/10/2039	837	843
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	106	109

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser 2013- GC13, Cl A1
1.206%, 07/10/2046	$263	$262
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.941%, 07/25/2035 (A)	321	294
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
3.204%, 01/25/2036 (A)	352	324
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.866%, 05/25/2047 (A)	322	262
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.326%, 07/15/2029 (A)(B)	1,600	1,582
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.430%, 11/05/2030 (A)(B)	512	512
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.187%, 01/25/2035 (A)	92	83
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.947%, 04/25/2035 (A)	95	86
Impac CMB Trust, Ser 2005-3, Cl A1
0.907%, 08/25/2035 (A)	89	78
Impac CMB Trust, Ser 2005-5, Cl A1
1.067%, 08/25/2035 (A)	73	63
Impac CMB Trust, Ser 2005-8, Cl 1A
0.947%, 02/25/2036 (A)	231	197
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	1,296	1,330
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	1,805	1,795
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
6.106%, 04/15/2045 (A)	296	297
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-PLSD, Cl A2
3.364%, 11/13/2028 (B)	350	353
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	357	356
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.331%, 10/15/2029 (A)(B)	3,005	2,938
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.626%, 08/15/2027 (A)(B)	1,225	1,223
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.676%, 01/15/2032 (A)(B)	2,550	2,502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	$16	$16
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	36	36
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	27	27
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.734%, 08/25/2035 (A)	149	140
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.531%, 05/25/2037 (A)	196	166
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.027%, 06/15/2038 (A)	1,177	1,178
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (A)	975	997
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.250%, 04/15/2041 (A)	738	771
LB-UBS Commercial Mortgage Trust, Ser C7, Cl A3
5.347%, 11/15/2038	35	35
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.706%, 04/25/2035 (A)	80	76
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.973%, 06/25/2037 (A)	340	283
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	287	293
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	36	36
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	1,380	1,425
Morgan Stanley Capital I Trust, Ser 2012- C4, Cl A2
2.111%, 03/15/2045	2,505	2,510
Morgan Stanley Re-REMIC Trust, Ser 2012- IO, Cl AXA
1.000%, 03/27/2051 (B)	281	278
MortgageIT Trust, Ser 2005-5, Cl A1
0.687%, 12/25/2035 (A)	335	298

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	$309	$308
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.838%, 11/15/2038 (A)(B)	148	129
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.557%, 12/15/2039 (A)(B)	364	320
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
3.869%, 07/27/2037 (A)	261	211
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.972%, 01/20/2035 (A)	38	36
Springleaf Mortgage Loan Trust, Ser 2013- 1A, Cl A
1.270%, 06/25/2058 (A)(B)	1,294	1,289
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	444	443
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	426	426
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	176	175
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	156	155
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	437	433
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A3
6.011%, 06/15/2045 (A)	822	824
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C27, Cl A1A
5.749%, 07/15/2045 (A)	1,125	1,131
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.413%, 03/25/2036 (A)	371	348
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	162	161
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	185	184
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.848%, 01/25/2035 (A)	144	143
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.722%, 07/25/2036 (A)	301	292

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.736%, 09/25/2036 (A)	$168	$157
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A2
3.240%, 03/15/2044 (B)	329	329
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A2
2.684%, 11/15/2044	840	843
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	421	419
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	119	119
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	288	287

		59,298

Total Mortgage-Backed Securities (Cost $83,919) ($ Thousands)		83,336

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
FFCB
0.590%, 02/06/2017	3,000	2,994
0.479%, 08/29/2017 (A)	3,000	2,996
0.474%, 04/09/2018 (A)	5,300	5,296
FHLB
1.450%, 12/22/2017	2,300	2,306
0.470%, 06/21/2016 (A)	2,650	2,650
FHLMC
1.000%, 09/08/2017	7,500	7,500
0.875%, 02/22/2017	4,500	4,508
0.700%, 01/27/2017	3,000	2,998
FHLMC MTN
1.350%, 09/14/2018	2,150	2,150
FNMA
1.250%, 06/20/2018	1,600	1,600

Total U.S. Government Agency Obligations (Cost $35,012) ($ Thousands)		34,998

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Notes
1.375%, 06/30/2018	18,425	18,660
0.500%, 07/31/2017	9,000	8,967

Total U.S. Treasury Obligations (Cost $27,529) ($ Thousands)		27,627

12	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 4.2%

California — 0.5%
Municipal Improvement Corp of Los Angeles, Ser A, RB
2.344%, 11/01/2018	$1,595	$1,626
University of California, Ser Y-1, RB Callable 01/01/2017 @ 100
0.938%, 07/01/2041 (A)	1,310	1,310

		2,936

Florida — 0.4%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	1,200	1,204
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	1,165	1,167

		2,371

Illinois — 0.2%
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,600	1,600

Kentucky — 0.4%
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/2016	2,245	2,246

Minnesota — 0.1%
Saint Paul, Housing and Redevelopment Authority, RB
1.041%, 07/01/2016	980	981

New Jersey — 1.8%
New Jersey State, Economic Development Authority, RB
1.059%, 03/01/2016	1,265	1,265
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	7,290	7,289
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,793

		11,347

North Carolina — 0.3%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	2,090	2,101

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

Texas — 0.2%
El Paso, GO
1.049%, 08/15/2016	$1,090	$1,092

Utah — 0.3%
Intermountain Power Agency, RB
0.785%, 07/01/2016	1,655	1,656

Total Municipal Bonds (Cost $26,285) ($ Thousands)		26,330

COMMERCIAL PAPER (C) — 2.3%
Dominion Gas Holdings LLC
0.650%, 03/03/2016 (B)	3,800	3,800
Eversource Energy
0.700%, 03/02/2016 (B)	6,000	6,000
Virginia Electric & Power
0.650%, 03/03/2016	5,000	5,000

Total Commercial Paper (Cost $14,799) ($ Thousands)		14,800

SOVEREIGN DEBT (A) — 1.5%
Export-Import Bank of Korea
1.374%, 01/14/2017 (A)	2,200	2,205
Hydro-Quebec
1.375%, 06/19/2017	675	678
Korea Development Bank
1.246%, 01/22/2017 (A)	2,950	2,950
Province of Ontario
1.600%, 09/21/2016	750	752
Province of Quebec Canada MTN
0.862%, 09/04/2018 (A)	2,701	2,693

Total Sovereign Debt (Cost $9,274) ($ Thousands)		9,278

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	2,439,859	2,440

Total Cash Equivalent (Cost $2,440) ($ Thousands)		2,440

13	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.8%
BNP Paribas
0.300%, dated 02/29/2016, to be repurchased on 03/01/2016, repurchase price $11,400,095 (collateralized by U.S. government obligations, 1.000%-7.000%, 05/01/2016-06/01/2045, par value ranging from $7-$3,290,700; total market value $11,628,000)	$11,400	$11,400

Total Repurchase Agreement (Cost $11,400) ($ Thousands)		11,400

Total Investments — 101.6% (Cost $644,092) ($ Thousands) @		$641,394

The open futures contracts held by the Fund at February 29, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(47)	Jun-2016	$2
U.S. 5-Year Treasury Note	31	Jun-2016	(9)
U.S. Long Treasury Bond	(1)	Jun-2016	1

			$(6)

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $631,119 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $644,092 ($ Thousands), and the unrealized appreciation and depreciation were $1,096 ($ Thousands) and ($3,794) ($ Thousands), respectively.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$284,158	$—	$284,158
Asset-Backed Securities	—	147,027	—	147,027
Mortgage-Backed Securities	—	83,336	—	83,336
U.S. Government Agency Obligations	—	34,998	—	34,998
U.S. Treasury Obligations	—	27,627	—	27,627
Municipal Bonds	—	26,330	—	26,330
Commercial Paper	—	14,800	—	14,800
Sovereign Debt	—	9,278	—	9,278
Cash Equivalent	2,440	—	—	2,440
Repurchase Agreement	—	11,400	—	11,400

Total Investments in Securities	$2,440	$638,954	$—	$641,394

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$3	$—	$—	$3
Unrealized Depreciation	(9)	—	—	(9)

Total Other Financial Instruments	$(6)	$—	$—	$(6)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 29, 2016

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.2%

Angola — 0.5%
Republic of Angola
9.500%, 11/12/2025		4,079	$3,488
9.500%, 11/12/2025 (A)		5,387	4,619
Republic of Angola via Northern Lights III
7.000%, 08/16/2019		632	608

			8,715

Argentina — 2.9%
Argentina Bonar Bonds
8.750%, 05/07/2024		3,240	3,498
City of Buenos Aires Argentina MTN
8.950%, 02/19/2021		1,175	1,254
Provincia de Buenos Aires
9.375%, 09/14/2018		1,425	1,489
Republic of Argentina
15.500%, 12/19/2049 (B)		31	62
12.079%, 12/15/2035 (C)		2,062	228
11.750%, 04/07/2009 (B)		6	12
11.375%, 01/30/2017 (B)		7	14
10.250%, 01/26/2049 (B)	EUR	13	19
9.000%, 05/26/2049 (B)	EUR	7	10
8.750%, 06/02/2017 (B)		2,270	2,639
8.280%, 12/31/2033 (B)		12,436	14,606
8.280%, 12/31/2033 (B)		3,519	4,049
8.000%, 10/30/2049 (B)		14	11
7.820%, 12/31/2033 (B)	EUR	2,154	2,591
7.820%, 12/31/2033 (B)	EUR	3,504	4,174
6.000%, 03/31/2023 (B)		1,217	1,570
4.191%, 12/15/2035 (C)	EUR	8,906	1,074
2.500%, 03/31/2019 (B) (D)		6,850	4,504
2.260%, 12/31/2038 (B) (D)	EUR	659	428
0.044%, 12/15/2035 (C)		23,088	2,655
0.000%, 03/31/2023 (B) (C)		1,680	2,167
YPF
8.750%, 04/04/2024 (A)		1,014	997
8.500%, 07/28/2025 (A)		5,714	5,528

			53,579

Armenia — 0.2%
Republic of Armenia
7.150%, 03/26/2025 (A)		3,222	3,101

Azerbaijan — 0.9%
Republic of Azerbaijan
4.750%, 03/18/2024		2,700	2,478
4.750%, 03/18/2024 (A)		4,175	3,833
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,060	1,746
6.950%, 03/18/2030		1,965	1,655
4.750%, 03/13/2023		7,811	6,581

			16,293

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Bahrain — 0.0%
Republic of Bahrain
7.000%, 01/26/2026 (A)		815	$791

Belize — 0.1%
Republic of Belize
5.000%, 02/20/2038 (D)		3,437	1,684

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		3,150	3,229

Brazil — 8.0%
Banco Nacional de Desenvolvimento
Economico e Social
6.500%, 06/10/2019 (A)		720	713
6.500%, 06/10/2019		100	99
Braskem Finance
5.750%, 04/15/2021		2,472	2,234
Brazil Letras do Tesouro Nacional
17.752%, 07/01/2019	BRL	16,870	2,639
17.470%, 01/01/2019	BRL	142,843	24,079
12.388%, 01/01/2019	BRL	37,916	6,401
11.769%, 07/01/2018	BRL	21,933	3,991
11.032%, 01/01/2018	BRL	56,094	10,990
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		2,844	2,431
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		2,028	1,582
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	5,917	1,441
10.000%, 01/01/2018	BRL	51,766	12,161
10.000%, 01/01/2021	BRL	47,288	9,848
10.000%, 01/01/2023	BRL	9,628	1,881
10.000%, 01/01/2025	BRL	102,831	19,036
BRF
4.750%, 05/22/2024		4,300	3,902
Caixa Economica Federal
4.250%, 05/13/2019		300	277
CIMPOR Financial Operations
5.750%, 07/17/2024 (A)		202	127
Cosan Luxembourg
5.000%, 03/14/2023 (A)		898	739
ESAL GmbH
6.250%, 02/05/2023 (A)		803	687
Federal Republic of Brazil
10.125%, 05/15/2027		1,309	1,653
8.875%, 04/15/2024		445	503
8.250%, 01/20/2034		9,650	9,939
7.125%, 01/20/2037		5,786	5,381
5.625%, 01/07/2041		3,991	3,093
5.000%, 01/27/2045		2,804	1,984

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

February 29, 2016

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

4.875%, 01/22/2021		8,080	$7,878
4.250%, 01/07/2025		1,814	1,551
2.625%, 01/05/2023		1,326	1,074
GTL Trade Finance
5.893%, 04/29/2024 (A)		865	558
Marfrig Overseas
9.500%, 05/04/2020 (A)		1,850	1,855
Petrobras Global Finance
4.875%, 03/17/2020		2,082	1,593
Petrobras International Finance
5.750%, 01/20/2020		1,913	1,530
5.375%, 01/27/2021		3,020	2,265
Samarco Mineracao
4.125%, 11/01/2022 (A)		313	142

			146,257

Cameroon — 0.2%
Republic of Cameroon
9.500%, 11/19/2025		3,355	2,952

Chile — 1.5%
Banco del Estado de Chile
4.125%, 10/07/2020 (A)		300	315
4.125%, 10/07/2020		160	168
3.875%, 02/08/2022 (A)		250	258
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	140
6.000%, 01/01/2022	CLP	100,000	159
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,732	1,501
Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	214
6.250%, 07/08/2019 (A)		30	32
5.250%, 08/10/2020 (A)		280	295
5.250%, 08/10/2020		120	126
4.375%, 10/30/2024 (A)		716	686
Nacional del Cobre de Chile
6.150%, 10/24/2036		958	990
6.150%, 10/24/2036 (A)		569	588
5.625%, 09/21/2035		1,760	1,727
5.625%, 10/18/2043		380	362
4.875%, 11/04/2044 (A)		7,694	6,650
4.500%, 08/13/2023 (A)		508	509
4.500%, 09/16/2025 (A)		2,444	2,419
4.250%, 07/17/2042		685	544
3.875%, 11/03/2021		426	428
3.000%, 07/17/2022 (A)		1,310	1,227
Republic of Chile
5.500%, 08/05/2020	CLP	413,000	610
3.125%, 03/27/2025		950	993
2.250%, 10/30/2022		4,717	4,705

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

VTR Finance
6.875%, 01/15/2024 (A)		1,299	$1,221

			26,867

China — 0.8%
Amber Circle Funding
3.250%, 12/04/2022		1,020	1,046
CNOOC Curtis Funding No. 1
4.500%, 10/03/2023		1,100	1,143
CNOOC Finance 2015
3.500%, 05/05/2025		297	290
Sinochem Overseas Capital
4.500%, 11/12/2020		4,192	4,408
Sinopec Capital 2013
3.125%, 04/24/2023 (A)		515	502
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)		1,000	1,059
Sinopec Group Overseas Development 2015
3.250%, 04/28/2025		4,775	4,693
State Grid Overseas Investment 2014
4.125%, 05/07/2024 (A)		1,457	1,591

			14,732

Colombia — 5.2%
Bogota Distrito Capital
9.750%, 07/26/2028 (A)	COP	10,018,000	2,924
9.750%, 07/26/2028	COP	794,000	232
Citigroup Funding, CLN (Republic of
Colombia)
11.000%, 07/24/2020	COP	5,977,000	1,986
Colombian TES
11.000%, 07/24/2020	COP	392,500	130
10.000%, 07/24/2024	COP	19,246,300	6,208
7.750%, 09/18/2030	COP	46,328,100	12,159
7.500%, 08/26/2026	COP	22,297,800	6,076
7.000%, 09/11/2019	COP	9,493,800	2,778
7.000%, 05/04/2022	COP	3,598,000	1,003
7.000%, 05/04/2022	COP	16,982,400	4,732
7.000%, 05/04/2022	COP	628,000	175
7.000%, 05/04/2022	COP	470,000	131
3.500%, 03/10/2021	COP	43,581	13
Ecopetrol
7.375%, 09/18/2043		1,504	1,199
5.875%, 09/18/2023		1,360	1,207
5.875%, 05/28/2045		2,326	1,622
5.375%, 06/26/2026		1,294	1,050
4.125%, 01/16/2025		118	91
Emgesa ESP
8.750%, 01/25/2021	COP	1,640,000	458
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	5,072,000	1,405
7.625%, 09/10/2024 (A)	COP	2,224,000	534
7.625%, 09/10/2024 (A)	COP	2,116,000	509

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

February 29, 2016

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)	COP	2,046,000	$491
7.875%, 08/12/2024	COP	1,095,000	262
Pacific Exploration and Production
5.375%, 01/26/2019		1,370	157
Pacific Rubiales Energy
5.625%, 01/19/2025 (A)		2,820	340
Republic of Colombia
9.850%, 06/28/2027	COP	994,000	320
9.850%, 06/28/2027	COP	7,914,000	2,548
8.125%, 05/21/2024		300	360
7.750%, 04/14/2021	COP	6,528,000	1,902
7.375%, 01/27/2017		4,610	4,824
7.375%, 09/18/2037		7,076	7,660
6.125%, 01/18/2041		5,935	5,653
6.000%, 04/28/2028	COP	30,366,700	7,055
5.625%, 02/26/2044		1,650	1,489
5.000%, 06/15/2045		2,481	2,078
4.500%, 01/28/2026		3,770	3,638
4.375%, 07/12/2021		3,690	3,733
4.375%, 03/21/2023	COP	8,136,000	1,923
4.000%, 02/26/2024		3,477	3,347
2.625%, 03/15/2023		599	534

			94,936

Costa Rica — 0.9%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		290	278
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	391
6.375%, 05/15/2043		290	209
Republic of Costa Rica
7.158%, 03/12/2045		2,435	2,058
7.158%, 03/12/2045 (A)		1,585	1,339
7.000%, 04/04/2044		2,457	2,070
7.000%, 04/04/2044 (A)		4,246	3,577
4.375%, 04/30/2025		376	320
4.375%, 04/30/2025 (A)		3,171	2,695
4.250%, 01/26/2023		3,756	3,334

			16,271

Croatia — 1.4%
Republic of Croatia
6.750%, 11/05/2019		855	930
6.625%, 07/14/2020		2,762	3,000
6.375%, 03/24/2021		8,737	9,441
6.375%, 03/24/2021 (A)		3,670	3,966
6.250%, 04/27/2017		200	208
6.250%, 04/27/2017 (A)		590	614
6.000%, 01/26/2024 (A)		378	406

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

6.000%, 01/26/2024		1,300	$1,395
5.875%, 07/09/2018	EUR	170	202
5.500%, 04/04/2023 (A)		858	894
5.500%, 04/04/2023		2,200	2,293
3.000%, 03/11/2025	EUR	2,910	2,940

			26,289

Dominican Republic — 1.3%
Republic of Dominican Republic
15.950%, 06/04/2021	DOP	4,500	122
11.500%, 05/10/2024	DOP	67,000	1,556
11.000%, 01/05/2018	DOP	7,560	170
11.000%, 07/30/2021 (A)	DOP	67,030	1,495
9.040%, 01/23/2018		1,004	1,061
8.625%, 04/20/2027		1,748	1,932
7.500%, 05/06/2021		1,316	1,418
7.500%, 05/06/2021 (A)		520	560
7.450%, 04/30/2044 (A)		2,143	2,122
7.450%, 04/30/2044		1,324	1,314
6.875%, 01/29/2026		1,000	1,034
6.850%, 01/27/2045		525	490
6.850%, 01/27/2045 (A)		2,162	2,016
5.875%, 04/18/2024		380	376
5.875%, 04/18/2024 (A)		6,474	6,409
5.500%, 01/27/2025		1,620	1,559

			23,634

Ecuador — 0.7%
EP PetroEcuador via Noble Sovereign Funding I
6.224%, 09/24/2019 (C)		4,108	3,337
Republic of Ecuador
10.500%, 03/24/2020		2,959	2,315
10.500%, 03/24/2020 (A)		4,979	3,896
7.950%, 06/20/2024		5,700	4,133

			13,681

Egypt — 0.4%
Arab Republic of Egypt
6.875%, 04/30/2040		555	449
5.875%, 06/11/2025		5,350	4,587
5.875%, 06/11/2025 (A)		2,788	2,391

			7,427

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/2032		1,093	1,003
8.250%, 04/10/2032		888	815
7.750%, 01/24/2023		1,416	1,384
7.650%, 06/15/2035		3,092	2,559
7.625%, 02/01/2041		1,470	1,198
7.375%, 12/01/2019		1,390	1,373
6.375%, 01/18/2027 (A)		2,162	1,832
6.375%, 01/18/2027		2,871	2,433

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

February 29, 2016

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

5.875%, 01/30/2025 (A)		828	$697
5.875%, 01/30/2025		545	459

			13,753

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		1,411	1,233

Gabon — 0.1%
Republic of Gabon
8.200%, 12/12/2017		520	517
6.950%, 06/16/2025 (A)		498	402
6.375%, 12/12/2024 (A)		331	267
6.375%, 12/12/2024		321	259

			1,445

Georgia — 0.2%
Georgian Railway
7.750%, 07/11/2022		4,351	4,492

Ghana — 0.7%
Republic of Ghana
10.750%, 10/14/2030		4,034	3,702
10.750%, 10/14/2030 (A)		1,470	1,349
8.500%, 10/04/2017		1,157	1,113
8.500%, 10/04/2017 (A)		300	289
8.125%, 01/18/2026 (A)		2,768	2,058
8.125%, 01/18/2026		560	416
7.875%, 08/07/2023		3,689	2,739
7.875%, 08/07/2023 (A)		650	483

			12,149

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (A)		1,370	1,223

Hungary — 4.8%
Magyar Export-Import Bank Zrt
4.000%, 01/30/2020 (A)		1,144	1,153
Republic of Hungary
7.625%, 03/29/2041		12,238	16,852
7.500%, 11/12/2020	HUF	164,830	713
7.000%, 06/24/2022	HUF	3,459,650	15,215
6.375%, 03/29/2021		6,324	7,173
6.250%, 01/29/2020		1,650	1,836
6.000%, 11/24/2023	HUF	2,275,350	9,739
5.750%, 11/22/2023		6,993	7,905
5.500%, 12/22/2016	HUF	783,950	2,847
5.500%, 12/20/2018	HUF	635,650	2,460
5.500%, 06/24/2025	HUF	2,679,900	11,249
5.375%, 02/21/2023		2,934	3,227
5.375%, 03/25/2024		618	687
4.000%, 04/25/2018	HUF	371,140	1,364
4.000%, 03/25/2019		790	821

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

3.500%, 06/24/2020	HUF	208,020	$773
3.500%, 06/24/2020	HUF	149,110	553
3.000%, 06/26/2024	HUF	613,310	2,153
2.500%, 06/22/2018	HUF	308,790	1,103

			87,823

India — 0.3%
ABJA Investment
5.950%, 07/31/2024		540	462
Bharti Airtel International Netherlands
5.125%, 03/11/2023		3,975	4,155
Export-Import Bank of India MTN
4.000%, 08/07/2017		265	271

			4,888

Indonesia — 8.4%
Majapahit Holding
8.000%, 08/07/2019 (A)		350	398
8.000%, 08/07/2019		200	227
7.875%, 06/29/2037 (A)		215	237
7.875%, 06/29/2037		387	427
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,858	1,830
Pertamina Persero MTN
6.500%, 05/27/2041 (A)		820	725
6.450%, 05/30/2044 (A)		1,285	1,131
6.000%, 05/03/2042 (A)		1,344	1,117
5.625%, 05/20/2043		5,457	4,366
5.250%, 05/23/2021		575	581
4.875%, 05/03/2022 (A)		550	540
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		1,080	895
Republic of Indonesia MTN
12.800%, 06/15/2021	IDR	230,000	21
11.625%, 03/04/2019		258	325
11.625%, 03/04/2019 (A)		2,500	3,147
11.625%, 03/04/2019		1,006	1,266
11.000%, 09/15/2025	IDR	2,000,000	173
9.000%, 03/15/2029	IDR	262,016,000	20,028
8.750%, 05/15/2031	IDR	42,831,000	3,238
8.500%, 10/12/2035		800	1,017
8.375%, 03/15/2024	IDR	359,246,000	26,817
8.375%, 09/15/2026	IDR	39,800,000	3,001
8.375%, 03/15/2034	IDR	201,871,000	14,512
8.250%, 06/15/2032	IDR	5,900,000	423
8.250%, 05/15/2036	IDR	93,843,000	6,758
7.875%, 04/15/2019	IDR	61,864,000	4,616
7.750%, 01/17/2038		6,451	7,724
7.750%, 01/17/2038		1,893	2,267
7.000%, 05/15/2022	IDR	168,500,000	11,780
7.000%, 05/15/2027	IDR	2,500,000	165
6.750%, 01/15/2044 (A)		750	829
6.750%, 01/15/2044		1,500	1,658

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

February 29, 2016

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

6.625%, 05/15/2033	IDR	45,270,000	$2,738
6.625%, 02/17/2037		2,082	2,261
6.125%, 05/15/2028	IDR	18,170,000	1,098
5.950%, 01/08/2046		281	292
5.875%, 01/15/2024		4,183	4,624
5.625%, 05/15/2023	IDR	71,594,000	4,575
5.250%, 01/17/2042		867	827
4.875%, 05/05/2021		2,640	2,808
4.875%, 05/05/2021 (A)		200	213
4.750%, 01/08/2026 (A)		3,555	3,675
4.125%, 01/15/2025		2,405	2,386
3.375%, 04/15/2023 (A)		3,263	3,142
3.375%, 07/30/2025	EUR	2,570	2,646
2.875%, 07/08/2021 (A)	EUR	740	806

			154,330

Iraq — 0.3%
Republic of Iraq
5.800%, 01/15/2028		7,413	4,659

Israel — 0.0%
Altice Financing
8.000%, 12/15/2019	EUR	140	159

Ivory Coast — 1.5%
Government of Ivory Coast
11.660%, 12/31/2032		3,527	3,108
11.660%, 12/31/2032		16,571	14,603
6.375%, 03/03/2028 (A)		4,349	3,902
5.375%, 07/23/2024 (A)		3,203	2,819
5.375%, 07/23/2024		2,536	2,232

			26,664

Jamaica — 0.4%
Digicel Group
8.250%, 09/30/2020		1,750	1,365
7.125%, 04/01/2022 (A)		1,248	892
Government of Jamaica
7.875%, 07/28/2045		680	671
7.625%, 07/09/2025		2,428	2,647
6.750%, 04/28/2028		1,732	1,754

			7,329

Kazakhstan — 1.1%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	772
KazAgro National Management Holding MTN
4.625%, 05/24/2023		4,650	3,842
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		500	419
6.375%, 10/06/2020 (A)		660	639
KazMunaiGaz Finance Sub
9.125%, 07/02/2018		1,273	1,368

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

7.000%, 05/05/2020		2,262	$2,316
6.375%, 04/09/2021		1,637	1,628
6.375%, 04/09/2021 (A)		1,862	1,851
KazMunayGas National
7.000%, 05/05/2020 (A)		1,093	1,119
Republic of Kazakhstan MTN
6.500%, 07/21/2045		1,270	1,275
6.500%, 07/21/2045 (A)		435	437
5.125%, 07/21/2025		930	949
5.125%, 07/21/2025 (A)		2,514	2,549
Samruk-Energy MTN
3.750%, 12/20/2017		700	668
Zhaikmunai LLP
6.375%, 02/14/2019 (A)		470	368
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019 (A)		595	464

			20,664

Kenya — 0.8%
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	295,000	2,699
11.000%, 10/12/2026	KES	40,000	360
11.000%, 03/15/2027	KES	161,850	1,456
Republic of Kenya
6.875%, 06/24/2024		850	780
6.875%, 06/24/2024 (A)		8,502	7,802
5.875%, 06/24/2019 (A)		1,843	1,783

			14,880

Lithuania — 0.3%
Republic of Lithuania
7.375%, 02/11/2020		343	405
7.375%, 02/11/2020 (A)		251	297
6.625%, 02/01/2022		200	242
6.625%, 02/01/2022 (A)		300	362
6.125%, 03/09/2021		1,550	1,794
6.125%, 03/09/2021 (A)		1,716	1,987

			5,087

Malaysia — 3.9%
1MDB Global Investments
4.400%, 03/09/2023		6,000	5,070
Government of Malaysia
5.248%, 09/15/2028	MYR	1,050	272
4.935%, 09/30/2043	MYR	4,500	1,104
4.498%, 04/15/2030	MYR	1,540	376
4.392%, 04/15/2026	MYR	12,223	2,970
4.378%, 11/29/2019	MYR	1,800	441
4.262%, 09/15/2016	MYR	16,308	3,909
4.181%, 07/15/2024	MYR	17,412	4,212
4.160%, 07/15/2021	MYR	9,850	2,401
4.048%, 09/30/2021	MYR	5,020	1,214
4.012%, 09/15/2017	MYR	600	145
3.955%, 09/15/2025	MYR	35,795	8,523

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

February 29, 2016

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

3.892%, 03/15/2027	MYR	2,325	$535
3.889%, 07/31/2020	MYR	10,760	2,594
3.844%, 04/15/2033	MYR	1,960	432
3.795%, 09/30/2022	MYR	19,000	4,514
3.654%, 10/31/2019	MYR	22,840	5,450
3.580%, 09/28/2018	MYR	10,125	2,448
3.502%, 05/31/2027	MYR	1,050	233
3.492%, 03/31/2020	MYR	7,580	1,798
3.480%, 03/15/2023	MYR	19,004	4,417
3.418%, 08/15/2022	MYR	10,253	2,386
3.314%, 10/31/2017	MYR	29,946	7,152
3.260%, 03/01/2018	MYR	20,690	4,920
3.172%, 07/15/2016	MYR	950	226
Petronas Capital MTN
4.500%, 03/18/2045 (A)		1,651	1,637
3.500%, 03/18/2025 (A)		3,031	3,017

			72,396

Mexico — 8.5%
Alfa
6.875%, 03/25/2044		2,325	2,147
America Movil
7.125%, 12/09/2024	MXN	23,310	1,215
6.000%, 06/09/2019	MXN	14,350	770
BBVA Bancomer
6.750%, 09/30/2022 (A)		500	532
Cemex
6.125%, 05/05/2025 (A)		1,594	1,435
5.700%, 01/11/2025 (A)		245	214
Cemex Finance
9.375%, 10/12/2022		2,000	2,100
9.375%, 10/12/2022 (A)		733	770
6.000%, 04/01/2024 (A)		63	57
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	27,455	1,432
5.750%, 02/14/2042 (A)		570	530
4.875%, 01/15/2024 (A)		288	288
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (A)		732	648
Mexican Bonos, Ser M10
7.250%, 12/15/2016	MXN	31,167	1,765
Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXN	26	2
Mexican Bonos
10.000%, 12/05/2024	MXN	315,982	22,292
8.500%, 12/13/2018	MXN	74,920	4,527
8.500%, 05/31/2029	MXN	38,555	2,527
8.500%, 11/18/2038	MXN	107,784	7,101
7.750%, 12/14/2017	MXN	93,379	5,472
7.750%, 05/29/2031	MXN	141,559	8,705
7.750%, 11/23/2034	MXN	30,849	1,893
7.750%, 11/13/2042	MXN	47,880	2,935

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

7.500%, 06/03/2027	MXN	23,192	$1,414
6.500%, 06/10/2021	MXN	18,630	1,074
6.500%, 06/09/2022	MXN	134,701	7,740
5.750%, 03/05/2026	MXN	40,284	2,170
5.000%, 12/11/2019	MXN	50,700	2,774
4.750%, 06/14/2018	MXN	73,500	4,069
Mexican Udibonos
4.426%, 12/04/2025	MXN	49,776	3,070
2.000%, 06/09/2022	MXN	1,752	498
Mexico Cetes
4.108%, 10/13/2016	MXN	375,794	2,022
4.000%, 06/23/2016	MXN	56,862	311
3.970%, 07/21/2016	MXN	303,501	1,651
Petroleos Mexicanos MTN
9.500%, 09/15/2027		215	242
7.190%, 09/12/2024	MXN	69,790	3,321
6.875%, 08/04/2026 (A)		6,185	6,405
6.625%, 06/15/2035		5,616	5,074
6.500%, 06/02/2041		1,655	1,446
6.375%, 02/04/2021 (A)		441	459
6.375%, 01/23/2045 (A)		1,016	881
6.375%, 01/23/2045		3,361	2,916
6.000%, 03/05/2020		452	465
5.750%, 03/01/2018		670	692
5.625%, 01/23/2046 (A)		2,884	2,239
5.625%, 01/23/2046		606	470
5.500%, 01/21/2021		1,876	1,894
5.500%, 06/27/2044		214	164
5.500%, 06/27/2044		580	446
4.875%, 01/24/2022		370	355
4.875%, 01/18/2024		1,551	1,438
4.500%, 01/23/2026 (A)		403	359
4.250%, 01/15/2025		5,895	5,202
4.250%, 01/15/2025 (A)		4,419	3,900
3.500%, 01/30/2023 (A)		210	182
3.500%, 01/30/2023		291	252
Sixsigma Networks Mexico
8.250%, 11/07/2021 (A)		680	605
United Mexican States
7.500%, 04/08/2033		468	620
6.050%, 01/11/2040		882	981
5.750%, 10/12/2110		478	454
5.550%, 01/21/2045		750	782
4.750%, 03/08/2044		2,902	2,728
4.600%, 01/23/2046		4,346	3,987
4.125%, 01/21/2026		7,000	7,200
4.000%, 10/02/2023		1,000	1,028
3.600%, 01/30/2025		3,449	3,432

			156,769

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

February 29, 2016

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Mongolia — 0.6%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		1,138	$1,031
Government of Mongolia MTN
5.125%, 12/05/2022		11,062	7,619
4.125%, 01/05/2018		3,048	2,583
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (A)		453	352
Trade & Development Bank of Mongolia LLC MTN
9.375%, 05/19/2020		470	365

			11,950

Montenegro — 0.0%
Republic of Montenegro
5.375%, 05/20/2019	EUR	481	538

Morocco — 0.3%
Kingdom of Morocco
5.500%, 12/11/2042		2,697	2,682
4.250%, 12/11/2022 (A)		632	649
OCP
6.875%, 04/25/2044 (A)		1,508	1,465

			4,796

Mozambique — 0.0%
Republic of Mozambique
6.305%, 09/11/2020		764	571

Namibia — 0.1%
Namibia International Bonds
5.250%, 10/29/2025 (A)		1,529	1,448

Nigeria — 0.2%
Republic of Nigeria
6.750%, 01/28/2021		2,996	2,818
6.750%, 01/28/2021 (A)		550	517

			3,335

Pakistan — 0.4%
Republic of Pakistan
8.250%, 04/15/2024		5,255	5,299
7.250%, 04/15/2019 (A)		610	626
7.125%, 03/31/2016		100	100
7.125%, 03/31/2016		450	451
6.875%, 06/01/2017		630	645
6.875%, 06/01/2017		10	10

			7,131

Panama — 1.0%
Panama Notas del Tesoro
4.875%, 02/05/2021		840	884
Republic of Panama
9.375%, 01/16/2023		595	799

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

9.375%, 04/01/2029		5,438	$8,062
8.875%, 09/30/2027		1,963	2,792
8.125%, 04/28/2034		2,249	3,047
7.125%, 01/29/2026		100	127
6.700%, 01/26/2036		1,095	1,369
4.300%, 04/29/2053		140	128
4.000%, 09/22/2024		472	489
3.750%, 03/16/2025		1,302	1,318

			19,015

Paraguay — 0.4%
Republic of Paraguay
6.100%, 08/11/2044 (A)		1,280	1,245
6.100%, 08/11/2044		1,187	1,154
4.625%, 01/25/2023		3,579	3,543
Telefonica Celular del Paraguay
6.750%, 12/13/2022		900	839
6.750%, 12/13/2022		200	187

			6,968

Peru — 2.1%
Abengoa Transmission Sur
6.875%, 04/30/2043 (A)		327	322
Peru Enhanced Pass-Through Finance
4.826%, 06/02/2025 (A)		1,000	750
1.849%, 05/31/2018		134	127
1.783%, 05/31/2018 (A)		152	144
Republic of Peru
8.750%, 11/21/2033		2,745	3,919
8.200%, 08/12/2026	PEI	5,055	1,508
7.350%, 07/21/2025		2,372	3,030
6.950%, 08/12/2031	PEI	11,546	3,066
6.950%, 08/12/2031	PEI	10,193	2,706
6.850%, 02/12/2042	PEI	882	219
6.550%, 03/14/2037		3,846	4,625
5.700%, 08/12/2024	PEI	14,660	3,798
5.700%, 08/12/2024 (A)	PEI	14,227	3,679
4.125%, 08/25/2027		3,372	3,451
3.750%, 03/01/2030		6,068	6,567
Southern Copper
3.875%, 04/23/2025		873	778

			38,689

Philippines — 0.1%
Development Bank of Philippines
5.500%, 03/25/2021		370	414
Republic of Philippines
3.900%, 11/26/2022	PHP	52,000	1,047
3.700%, 03/01/2041		417	426

			1,887

Poland — 4.4%
Republic of Poland
5.750%, 09/23/2022	PLN	28,514	8,553

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

February 29, 2016

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

5.125%, 04/21/2021		2,555	$2,870
5.000%, 03/23/2022		341	384
4.000%, 10/25/2023	PLN	13,640	3,726
4.000%, 01/22/2024		609	655
3.750%, 04/25/2018	PLN	6,150	1,612
3.250%, 07/25/2025	PLN	90,307	23,493
3.000%, 08/24/2016	PLN	9,420	2,996
3.000%, 03/17/2023		832	838
2.763%, 07/25/2016	PLN	4,330	1,077
2.750%, 08/25/2023	PLN	20,857	6,482
2.500%, 07/25/2018	PLN	7,750	1,983
2.500%, 07/25/2026	PLN	39,482	9,507
2.000%, 04/25/2021	PLN	4,281	1,060
1.518%, 07/25/2017	PLN	27,880	6,840
1.500%, 04/25/2020	PLN	35,935	8,816

			80,892

Qatar — 0.1%
Ooredoo International Finance
7.875%, 06/10/2019		873	1,025

Romania — 1.4%
Government of Romania MTN
6.750%, 02/07/2022		2,026	2,416
6.750%, 02/07/2022 (A)		390	465
6.125%, 01/22/2044 (A)		1,018	1,222
5.850%, 04/26/2023	RON	17,150	4,904
5.750%, 04/29/2020	RON	16,500	4,562
4.875%, 01/22/2024		296	325
4.750%, 02/24/2025	RON	33,185	8,896
4.375%, 08/22/2023		540	576
2.500%, 04/29/2019	RON	11,370	2,822

			26,188

Russia — 4.8%
Alfa Bank via Alfa Bond Issuance
7.750%, 04/28/2021		2,600	2,723
Gaz Capital
6.510%, 03/07/2022		1,503	1,529
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/2022 (A)		291	258
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019 (A)		489	549
9.250%, 04/23/2019		3,849	4,321
6.510%, 03/07/2022 (A)		283	288
5.999%, 01/23/2021 (A)		406	408
4.950%, 07/19/2022 (A)		204	193
4.950%, 02/06/2028 (A)		1,155	982
Ritekro
13.499%, 11/07/2022 (E)(F)		538	269
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)		594	528

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	41,888	$513
7.600%, 04/14/2021	RUB	644,396	7,922
7.600%, 07/20/2022	RUB	640,116	7,760
7.500%, 03/15/2018	RUB	373,896	4,801
7.500%, 02/27/2019	RUB	519,075	6,572
7.400%, 04/19/2017	RUB	133,000	1,735
7.050%, 01/19/2028	RUB	551,062	6,146
7.000%, 01/25/2023	RUB	328,216	3,838
7.000%, 08/16/2023	RUB	531,356	6,168
6.900%, 08/03/2016	RUB	59,436	784
6.800%, 12/11/2019	RUB	31,646	386
6.700%, 05/15/2019	RUB	773,452	9,523
6.500%, 11/24/2021 (D)	RUB	24,270	284
6.400%, 05/27/2020	RUB	376,160	4,484
6.200%, 01/31/2018	RUB	395,093	4,969
Russian Foreign Bond - Eurobond
5.875%, 09/16/2043		1,400	1,389
5.625%, 04/04/2042		2,600	2,522
4.875%, 09/16/2023		1,200	1,240
3.250%, 04/04/2017		800	807
Vnesheconombank via VEB Finance
6.902%, 07/09/2020		1,635	1,637
6.800%, 11/22/2025		2,476	2,377
6.800%, 11/22/2025 (A)		600	576
5.450%, 11/22/2017 (A)		340	343
5.450%, 11/22/2017		110	111

			88,935

Senegal — 0.3%
Republic of Senegal
8.750%, 05/13/2021		1,390	1,470
8.750%, 05/13/2021 (A)		200	212
6.250%, 07/30/2024 (A)		530	480
6.250%, 07/30/2024		4,670	4,233

			6,395

Serbia — 0.5%
Republic of Serbia
7.250%, 09/28/2021		6,650	7,473
7.250%, 09/28/2021 (A)		300	337
5.875%, 12/03/2018 (A)		640	671
4.875%, 02/25/2020		200	204

			8,685

Slovenia — 0.9%
Republic of Slovenia
5.850%, 05/10/2023		2,300	2,628
5.250%, 02/18/2024		12,510	13,917

			16,545

South Africa — 4.8%
Eskom Holdings
6.750%, 08/06/2023		2,125	1,838
5.750%, 01/26/2021		1,775	1,549

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

February 29, 2016

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Eskom Holdings SOC
7.125%, 02/11/2025		2,691	$2,328
7.125%, 02/11/2025 (A)		8,076	6,987
Republic of South Africa
10.500%, 12/21/2026	ZAR	164,936	11,209
8.750%, 01/31/2044	ZAR	18,377	1,018
8.750%, 02/28/2048	ZAR	26,750	1,475
8.500%, 06/23/2017		2,100	2,274
8.500%, 01/31/2037	ZAR	73,301	4,023
8.250%, 03/31/2032	ZAR	18,794	1,031
8.000%, 12/21/2018	ZAR	55,245	3,439
8.000%, 01/31/2030	ZAR	176,185	9,675
7.750%, 02/28/2023	ZAR	245,942	14,380
7.250%, 01/15/2020	ZAR	69,609	4,170
7.000%, 02/28/2031	ZAR	99,142	4,908
6.875%, 05/27/2019		940	1,020
6.750%, 03/31/2021	ZAR	54,420	3,125
6.500%, 02/28/2041	ZAR	41,359	1,778
6.250%, 03/31/2036	ZAR	115,150	4,974
5.875%, 09/16/2025		4,150	4,349
Transnet SOC
9.500%, 05/13/2021 (A)	ZAR	16,660	959
4.000%, 07/26/2022		1,350	1,176
ZAR Sovereign Capital Fund Propriety
3.903%, 06/24/2020 (A)		1,305	1,281

			88,966

Sri Lanka — 0.5%
Democratic Socialist Republic of Sri Lanka
6.850%, 11/03/2025		5,995	5,558
6.250%, 07/27/2021		1,860	1,738
6.000%, 01/14/2019		320	315
5.875%, 07/25/2022		1,300	1,196

			8,807

Supranational — 0.1%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	685
Inter-American Development Bank MTN
7.350%, 09/12/2018	IDR	24,590,000	1,779

			2,464

Thailand — 3.0%
Government of Thailand
5.670%, 03/13/2028	THB	3,000	113
4.875%, 06/22/2029	THB	219,881	7,923
4.675%, 06/29/2044	THB	24,301	878
3.875%, 06/13/2019	THB	93,000	2,805
3.850%, 12/12/2025	THB	215,256	6,954
3.650%, 12/17/2021	THB	470,849	14,577
3.625%, 06/16/2023	THB	444,759	13,884
3.580%, 12/17/2027	THB	82,270	2,619
3.250%, 06/16/2017	THB	32,700	939

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

2.550%, 06/26/2020	THB	75,000	$2,185
1.250%, 03/12/2028	THB	28,400	731
1.200%, 07/14/2021	THB	63,750	1,818

			55,426

Trinidad & Tobago — 0.0%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (A)		387	401

Tunisia — 0.1%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (A)		1,649	1,424

Turkey — 6.2%
Export Credit Bank of Turkey MTN
5.875%, 04/24/2019 (A)		200	207
5.375%, 02/08/2021 (A)		1,206	1,210
5.000%, 09/23/2021 (A)		674	665
Republic of Turkey
11.875%, 01/15/2030		1,050	1,736
10.500%, 01/15/2020	TRY	22,350	7,583
10.400%, 03/27/2019	TRY	8,790	2,966
10.400%, 03/20/2024	TRY	2,700	911
9.500%, 01/12/2022	TRY	9,830	3,184
9.400%, 07/08/2020	TRY	22,106	7,201
9.000%, 03/08/2017	TRY	6,447	2,147
9.000%, 07/24/2024	TRY	23,094	7,230
8.800%, 11/14/2018	TRY	11,483	3,729
8.500%, 07/10/2019	TRY	4,290	1,372
8.500%, 09/14/2022	TRY	16,527	5,079
8.300%, 06/20/2018	TRY	17,461	5,638
8.000%, 03/12/2025	TRY	4,211	1,228
8.000%, 02/14/2034		900	1,128
7.500%, 11/07/2019		3,530	3,965
7.400%, 02/05/2020	TRY	61,179	18,707
7.375%, 02/05/2025		1,676	1,967
7.100%, 03/08/2023	TRY	8,160	2,306
7.000%, 06/05/2020		3,036	3,381
6.875%, 03/17/2036		3,409	3,834
6.750%, 04/03/2018		1,886	2,023
6.750%, 05/30/2040		2,590	2,888
6.300%, 02/14/2018	TRY	4,490	1,408
6.250%, 09/26/2022		2,517	2,746
6.000%, 01/14/2041		1,736	1,777
5.625%, 03/30/2021		2,449	2,595
5.125%, 03/25/2022		3,450	3,558
4.875%, 04/16/2043		850	748
4.250%, 04/14/2026		1,639	1,553
3.000%, 08/02/2023	TRY	7,942	2,764
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		1,710	1,690

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

February 29, 2016

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Turk Telekomunikasyon
4.875%, 06/19/2024	2,300	$2,171

		113,295

Ukraine — 1.4%
Government of Ukraine
7.750%, 09/01/2019	141	127
7.750%, 09/01/2019 (A)	703	634
7.750%, 09/01/2020	655	586
7.750%, 09/01/2020 (A)	2,045	1,831
7.750%, 09/01/2021	632	563
7.750%, 09/01/2021 (A)	1,261	1,123
7.750%, 09/01/2022 (A)	901	795
7.750%, 09/01/2022	632	558
7.750%, 09/01/2023 (A)	1,151	1,001
7.750%, 09/01/2023	632	550
7.750%, 09/01/2024 (A)	4,867	4,187
7.750%, 09/01/2024	4,122	3,546
7.750%, 09/01/2025	632	534
7.750%, 09/01/2025 (A)	3,178	2,683
7.750%, 09/01/2026	516	430
7.750%, 09/01/2026 (A)	1,511	1,260
7.750%, 09/01/2027	1,456	1,216
7.750%, 09/01/2027 (A)	901	752
3.233%, 05/31/2040 (A) (C)	1,832	577
3.210%, 05/31/2040 (C)	1,216	383
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)	2,211	1,858

		25,194

United Arab Emirates — 0.3%
DP World MTN
6.850%, 07/02/2037	2,350	2,276
MAF Global Securities
7.125%, 10/29/2049 (C)	3,300	3,424

		5,700

Uruguay — 0.7%
Republic of Uruguay
7.625%, 03/21/2036	978	1,218
5.100%, 06/18/2050	8,901	7,989
4.500%, 08/14/2024	262	275
4.375%, 10/27/2027	2,411	2,423
4.125%, 11/20/2045	517	421

		12,326

Venezuela — 1.7%
Petroleos de Venezuela
8.500%, 11/02/2017	15,974	7,867
8.500%, 11/02/2017	330	163
6.000%, 05/16/2024	8,870	2,733
5.500%, 04/12/2037	6,225	1,930

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

5.250%, 04/12/2017	20	$9
5.250%, 04/12/2017	11,931	5,475
5.125%, 10/28/2016	2,928	2,167
Republic of Venezuela
13.625%, 08/15/2018	1,493	818
13.625%, 08/15/2018	497	248
11.950%, 08/05/2031	5	2
11.950%, 08/05/2031	1,294	527
11.750%, 10/21/2026	1,875	755
11.750%, 10/21/2026	1,000	402
9.375%, 01/13/2034	7,931	2,891
9.250%, 09/15/2027	1,546	622
9.250%, 05/07/2028	693	260
8.250%, 10/13/2024	577	211
8.250%, 10/13/2024	9,490	3,464

		30,544

Vietnam — 0.1%
Socialist Republic of Vietnam
4.800%, 11/19/2024 (A)	1,446	1,415

Zambia — 0.3%
Republic of Zambia
8.970%, 07/30/2027	3,722	2,764
8.970%, 07/30/2027 (A)	2,096	1,546
8.500%, 04/14/2024 (A)	2,004	1,491
5.375%, 09/20/2022	282	198

		5,999

Total Global Bonds (Cost $1,985,125) ($ Thousands)		1,727,335

LOAN PARTICIPATION — 0.0%

Singapore — 0.0%
Morton Bay Senior
6.220%, 01/02/2049	3,020	—

Total Loan Participation (Cost $3,020) ($ Thousands)		—

Total Investments — 94.2% (Cost $1,988,145) ($ Thousands) @		$1,727,335

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
JSE Bond Future R186	134	May-2016	$13
JSE Bond Future R207	810	May-2016	31

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

February 29, 2016

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
JSE Bond Future R208	962	May-2016	$48
Korea 10-Year Bond	53	Mar-2016	40
Korea 3-Year Bond	171	Mar-2016	22
U.S. 10-Year Treasury Note	50	Jun-2016	(6)
U.S. 10-Year Treasury Note	(368)	Jun-2016	104
U.S. 2-Year Treasury Note	12	Jul-2016	(3)
U.S. 5-Year Treasury Note	(33)	Jun-2016	7
U.S. Long Treasury Bond	11	Jun-2016	(9)

			$247

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 29, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
03/02/16-05/18/16	USD	14,477	BRL	59,372	$153
03/02/16-04/06/16	EUR	58,673	USD	64,824	1,049
03/02/16-06/02/16	BRL	169,064	USD	41,904	(125)
03/03/16-05/24/16	USD	47,659	TRY	142,796	437
03/03/16-04/05/16	USD	48,199	EUR	43,721	(681)
03/03/16-05/24/16	TRY	108,974	USD	36,224	(552)
03/07/16	EUR	938	PEI	3,472	(36)
03/07/16	PEI	3,472	EUR	922	19
03/07/16-03/16/16	USD	8,392	PEI	28,750	(253)
03/07/16-05/24/16	USD	26,756	ZAR	425,799	45
03/07/16-05/11/16	PEI	117,758	USD	33,665	447
03/07/16-05/24/16	ZAR	393,011	USD	24,593	(159)
03/08/16	USD	3,496	JPY	407,807	118
03/08/16-04/08/16	USD	26,776	RON	109,007	(282)
03/08/16-03/16/16	RON	71,329	USD	17,463	131
03/08/16	JPY	407,807	USD	3,543	(71)
03/10/16-04/25/16	IDR	242,842,382	USD	17,685	(421)
03/16/16	USD	4,103	CZK	100,875	(50)
03/16/16-04/05/16	USD	7,198	PHP	341,721	(8)
03/16/16	USD	8,682	SGD	12,300	61
03/16/16	USD	9,822	HUF	2,850,850	168
03/16/16-03/28/16	USD	11,843	IDR	167,162,872	638
03/16/16-04/27/16	USD	13,153	CNY	86,114	(29)
03/16/16-03/22/16	USD	16,868	COP	54,203,350	(572)
03/16/16	SGD	17,174	USD	12,120	(89)
03/16/16-04/25/16	USD	17,950	THB	646,380	177
03/16/16	USD	18,627	PLN	74,554	18
03/16/16-03/29/16	EUR	19,583	HUF	6,138,125	220
03/16/16-04/27/16	USD	19,841	CLP	14,085,403	390
03/16/16-03/31/16	USD	21,446	MYR	90,980	181

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
03/16/16-04/18/16	USD	27,801	INR	1,896,927	$(189)
03/16/16-04/26/16	EUR	31,911	PLN	141,702	733
03/16/16	PLN	35,294	USD	8,901	75
03/16/16-04/08/16	USD	36,657	KRW	44,061,423	(1,123)
03/16/16-03/31/16	MYR	36,788	USD	8,736	(11)
03/16/16-05/10/16	USD	40,265	MXN	751,713	1,143
03/16/16-04/12/16	USD	40,531	RUB	3,194,816	1,639
03/16/16-04/04/16	PLN	58,692	EUR	13,309	(206)
03/16/16-04/27/16	ILS	69,893	USD	17,884	(45)
03/16/16	CZK	102,772	USD	4,166	38
03/16/16-02/15/17	CNY	116,651	USD	17,431	(29)
03/16/16-04/25/16	THB	228,721	USD	6,299	(115)
03/16/16	PHP	265,798	USD	5,494	(99)
03/16/16-05/10/16	MXN	279,262	USD	15,513	111
03/16/16	TWD	656,336	USD	19,637	(89)
03/16/16-04/18/16	INR	1,454,625	USD	21,156	(11)
03/16/16-08/10/16	NGN	2,421,125	USD	9,750	(744)
03/16/16-04/12/16	RUB	4,272,862	USD	56,910	406
03/16/16	HUF	6,263,750	USD	21,730	(220)
03/16/16-04/27/16	CLP	16,780,415	USD	23,141	(948)
03/16/16-04/08/16	KRW	45,024,657	USD	37,656	1,345
03/16/16-03/22/16	COP	96,614,241	USD	28,470	(574)
03/21/16-08/10/16	USD	12,116	NGN	2,981,968	590
03/29/16-04/26/16	HUF	11,123,664	EUR	35,478	(406)
04/08/16	EUR	4,889	RON	22,158	71
04/08/16	RON	28,591	EUR	6,387	(5)
04/27/16	CNH	22,077	USD	3,318	(36)
04/29/16	USD	1,070	ARS	16,927	(19)
07/29/16	KES	168,000	USD	1,484	(130)
11/30/16	ARS	20,301	USD	1,117	—

					$2,076

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(58,650)	$59,663	$1,013
Citigroup	(265,162)	264,152	(1,010)
Deutsche Bank	(11,739)	12,120	381
Goldman Sachs	(392,852)	393,517	665
HSBC	(22,479)	22,512	33
JPMorgan Chase Bank	(393,654)	394,910	1,256
Standard Chartered	(18,276)	18,117	(159)
UBS	(6,526)	6,423	(103)

			$2,076

For the period ended February 29, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

February 29, 2016

A list of open OTC swaps held by the Fund at February 29, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/2029	ZAR	65,000	$(80)
Goldman Sachs	28-DAY MXN - TIIE	6.21%	12/08/2025	MXN	21,174	9
Goldman Sachs	6-Month PLN - WIBOR	2.46%	09/22/2025	PLN	7,000	(51)
Goldman Sachs	4.63%	1-DAY CLP - CLICP	08/21/2025	CLP	275,000	(6)
Goldman Sachs	28-DAY MXN - TIIE	6.36%	05/21/2025	MXN	29,801	39
Goldman Sachs	4.53%	1-DAY CLP - CLICP	03/11/2025	CLP	1,015,968	(13)
Goldman Sachs	3-Month ZAR - JIBAR	8.30%	01/16/2024	ZAR	25,000	(49)
Goldman Sachs	3-Month ZAR - JIBAR	8.19%	12/20/2023	ZAR	16,000	(37)
Goldman Sachs	1-YEAR BRL-CDI	10.89%	01/03/2023	BRL	6,139	(455)
Goldman Sachs	1-DAY BRL - CETIP	11.99%	01/02/2023	BRL	3,000	(166)
Goldman Sachs	28-DAY MXN - TIIE	5.90%	09/12/2022	MXN	99,662	66
Goldman Sachs	7-DAY CNY - CNRR007	2.49%	02/04/2021	CNY	25,500	20
Goldman Sachs	1-DAY BRL - CETIP	12.73%	01/04/2021	BRL	13,491	(423)
Goldman Sachs	0.57%	6-Month CZK - PRIBOR	12/16/2020	CZK	151,000	(94)
Goldman Sachs	6.78%	1D COP - COLUMBIA IBR OVERNIGHT INTERBANK	12/15/2020	COP	14,000,000	44
Goldman Sachs	3M MYR - KLIBOR	4.37%	12/15/2020	MYR	20,000	139
Goldman Sachs	0.42%	6-Month CZK - PRIBOR	10/23/2020	CZK	55,000	(18)
Goldman Sachs	1-DAY BRL - CETIP	13.39%	01/02/2019	BRL	18,383	(207)
Goldman Sachs	1-DAY BRL - CETIP	13.42%	01/02/2019	BRL	25,101	(278)
Goldman Sachs	1-DAY BRL - CETIP	15.19%	01/02/2019	BRL	21,890	4
Goldman Sachs	1-YEAR BRL-CDI	11.81%	01/02/2018	BRL	12,298	(159)
Goldman Sachs	1-YEAR BRL-CDI	11.98%	01/02/2018	BRL	11,341	(135)
Goldman Sachs	1-DAY BRL - CETIP	12.86%	01/02/2018	BRL	47,206	(343)
Goldman Sachs	5.41%	1D COP - COLUMBIA IBR OVERNIGHT INTERBANK	09/21/2017	COP	27,115,661	177
Goldman Sachs	1-DAY BRL - CETIP	13.27%	01/02/2017	BRL	35,880	(67)
Goldman Sachs	2.45%	6-Month HUF - BUBOR	07/11/2016	HUF	3,518,440	(219)
JPMorgan Chase Bank	4.72%	1-DAY CLP - CLICP	06/05/2025	CLP	1,670,898	(55)
JPMorgan Chase Bank	3.45%	6-Month HUF - BUBOR	05/11/2025	HUF	900,000	(475)
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/2024	HUF	600,000	(455)
JPMorgan Chase Bank	0.30%	6-Month CZK - PRIBOR	02/26/2021	CZK	83,000	(5)
JPMorgan Chase Bank	7.16%	1D COP - COLUMBIA IBR OVERNIGHT INTERBANK	02/11/2021	COP	15,000,000	(19)
JPMorgan Chase Bank	7-DAY CNY - CNRR007	2.44%	01/26/2021	CNY	23,000	9
JPMorgan Chase Bank	7.11%	1D COP - COLUMBIA IBR OVERNIGHT INTERBANK	01/22/2021	COP	13,433,034	(10)
JPMorgan Chase Bank	0.44%	6-Month CZK - PRIBOR	11/20/2020	CZK	30,000	(11)
JPMorgan Chase Bank	0.50%	6-Month CZK - PRIBOR	05/05/2020	CZK	180,000	(104)
JPMorgan Chase Bank	0.59%	6-Month CZK - PRIBOR	03/13/2020	CZK	30,000	(23)
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/2020	CZK	320,000	(169)
JPMorgan Chase Bank	5.57%	1D COP - COLUMBIA IBR OVERNIGHT INTERBANK	10/08/2017	COP	20,000,000	121
JPMorgan Chase Bank	1.77%	3-Month HUF - BUBOR	07/17/2017	HUF	7,146,976	(177)

						$(3,675)

A list of open centrally cleared swap agreements held by the Fund at February 29, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Bank of America	2.34%	3 Month USD - LIBOR	02/06/2045	USD	$320	$(18)
Bank of America	2.14%	3-Month USD - LIBOR	01/12/2025	USD	9,306	(511)
JPMorgan Chase Bank	2.08%	3-Month USD - LIBOR	01/13/2025	USD	7,056	(349)

						$(878)

For the period ended February 29, 2016, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,834,577 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security is in default on interest payment.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 29, 2016. The coupon on a step bond changes on a specified date.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 29, 2016 was $269 ($ Thousands) and represented 0.0% of Net Assets.

(F)	Securities considered illiquid. The total value of such securities as of February 29, 2016 was $269 ($ Thousands) and represented 0.0% of Net Assets.

12	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

February 29, 2016

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $1,988,145 ($ Thousands), and the unrealized appreciation and depreciation were $16,771 ($ Thousands) and ($277,581) ($ Thousands), respectively.

ARS — Argentine Peso

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Offered Rate

CLP — Chilean Peso

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — IsraeliShekel

INR — Indian Rupee

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

KES — Kenyan Shilling

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEI — Peruvian Inca

PHP — Philippine Peso

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TRY — New Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,727,066	$269	$1,727,335
Loan Participation	—	—	—	—

Total Investments in Securities	$—	$1,727,066	$269	$1,727,335

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$265	$—	$—	$265
Unrealized Depreciation	(18)	—	—	(18)
Forward Contracts *
Unrealized Appreciation	—	10,403	—	10,403
Unrealized Depreciation	—	(8,327)	—	(8,327)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	628	—	628
Unrealized Depreciation	—	(4,303)	—	(4,303)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(878)	—	(878)

Total Other Financial Instruments	$247	$(2,477)	$—	$(2,230)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$6,583	$6,907
2.125%, 01/15/2019	6,108	6,544
1.875%, 07/15/2019	7,731	8,325
1.625%, 01/15/2018	6,660	6,925
1.375%, 07/15/2018	6,987	7,321
1.375%, 01/15/2020	9,049	9,587
1.250%, 07/15/2020	13,637	14,484
1.125%, 01/15/2021	15,808	16,687
0.125%, 04/15/2017	19,750	19,874
0.125%, 04/15/2018	22,991	23,223
0.125%, 04/15/2019	22,745	22,994
0.125%, 04/15/2020	23,140	23,348

Total U.S. Treasury Obligations (Cost $165,234) ($ Thousands)		166,219

Total Investments — 99.2% (Cost $165,234) ($ Thousands) @		$166,219

Percentages are based on a Net Assets of $167,608 ($ Thousands).

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $165,234 ($ Thousands), and the unrealized appreciation and depreciation were $1,029 ($ Thousands) and $(44) ($ Thousands), respectively.

As of February 29, 2016, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 34.9%

Consumer Discretionary — 0.3%
McDonald’s MTN
2.100%, 12/07/2018	$2,810	$2,846

Consumer Staples — 0.5%
Walgreens Boots Alliance
1.750%, 11/17/2017	5,084	5,077

Energy — 2.4%
Enbridge
0.866%, 06/02/2017 (A)	3,250	3,106
Energy Transfer Partners
6.125%, 02/15/2017	180	181
2.500%, 06/15/2018	1,125	1,033
Enterprise Products Operating LLC
6.650%, 04/15/2018	2,092	2,223
Kinder Morgan
7.000%, 06/15/2017	2,000	2,061
Kinder Morgan Energy Partners
5.950%, 02/15/2018	2,370	2,411
ONEOK Partners
2.000%, 10/01/2017	4,685	4,396
Plains All American Pipeline
6.500%, 05/01/2018	2,000	1,987
Southwestern Energy
3.300%, 01/23/2018	2,000	1,440
Statoil
0.820%, 11/09/2017 (A)	2,200	2,162
TransCanada PipeLines
1.875%, 01/12/2018	1,605	1,575
1.411%, 01/12/2018 (A)	2,000	1,963

		24,538

Financials — 22.6%
Abbey National Treasury Services
1.375%, 03/13/2017	3,780	3,773
AIG Global Funding MTN
1.650%, 12/15/2017 (B)	1,965	1,960
American Express Bank
6.000%, 09/13/2017	2,450	2,609
American Express Credit MTN
1.875%, 11/05/2018	4,900	4,911
American Honda Finance MTN
1.443%, 02/22/2019 (A)	3,705	3,710
Bank Nederlandse Gemeenten MTN
0.694%, 07/14/2017 (A)(B)	10,700	10,680
Bank of America
5.300%, 03/15/2017	850	879
1.700%, 08/25/2017	1,570	1,563
1.650%, 03/26/2018	3,600	3,585
1.250%, 02/14/2017	650	649
0.812%, 06/15/2017 (A)	6,650	6,601

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barclays
2.000%, 03/16/2018	$5,580	$5,472
BB&T MTN
1.372%, 06/15/2018 (A)	1,140	1,139
Citigroup
1.850%, 11/24/2017	960	958
1.800%, 02/05/2018	5,110	5,076
Citizens Bank MTN
2.300%, 12/03/2018	4,525	4,530
Credit Suisse NY MTN
1.125%, 05/26/2017 (A)	3,500	3,481
Daimler Finance North America LLC
1.375%, 08/01/2017 (B)	6,583	6,541
Deutsche Bank
1.227%, 02/13/2017 (A)	715	711
Fifth Third Bank
1.450%, 02/28/2018	4,424	4,383
Ford Motor Credit LLC
5.000%, 05/15/2018	3,750	3,923
0.982%, 09/08/2017 (A)	2,650	2,609
Goldman Sachs Group
2.900%, 07/19/2018	3,035	3,076
2.375%, 01/22/2018	1,700	1,710
Harley-Davidson Financial Services MTN
2.700%, 03/15/2017 (B)	670	678
1.550%, 11/17/2017 (B)	7,675	7,663
HSBC Bank USA NY
6.000%, 08/09/2017	500	527
HSBC USA
1.700%, 03/05/2018	5,300	5,261
Huntington National Bank
2.200%, 11/06/2018	3,200	3,186
1.300%, 11/20/2016	5,720	5,721
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	1,385	1,379
JPMorgan Chase
6.000%, 10/01/2017	2,150	2,281
1.700%, 03/01/2018	8,690	8,670
1.519%, 01/25/2018 (A)	2,234	2,233
KeyBank
1.700%, 06/01/2018	3,225	3,215
1.650%, 02/01/2018	2,578	2,570
1.100%, 11/25/2016	2,167	2,165
Lloyds Bank
1.621%, 01/22/2019 (A)	4,445	4,457
MassMutual Global Funding
2.000%, 04/05/2017 (B)	1,350	1,363
Metropolitan Life Global Funding I
1.875%, 06/22/2018 (B)	1,120	1,116
1.500%, 01/10/2018 (B)	3,850	3,823

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley MTN
4.750%, 03/22/2017	$6,980	$7,209
1.899%, 04/25/2018 (A)	2,150	2,160
MUFG Union Bank
1.500%, 09/26/2016	2,200	2,204
New York Life Global Funding
1.550%, 11/02/2018 (B)	4,540	4,522
PNC Bank
1.800%, 11/05/2018	6,505	6,504
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	4,250	4,228
1.150%, 11/25/2016 (B)	1,380	1,380
Santander Bank
2.000%, 01/12/2018	6,718	6,592
Simon Property Group
1.500%, 02/01/2018 ‡, (B)	4,165	4,143
Sumitomo Mitsui Banking MTN
1.560%, 01/18/2019 (A)	5,250	5,257
Synchrony Financial
2.600%, 01/15/2019	5,450	5,408
1.875%, 08/15/2017	2,190	2,166
Toronto-Dominion Bank MTN
1.461%, 01/22/2019 (A)	4,315	4,308
Travelers MTN
5.750%, 12/15/2017	875	941
UBS MTN
1.303%, 03/26/2018 (A)	5,060	5,047
US Bancorp MTN
1.650%, 05/15/2017	1,270	1,278
Volkswagen Group of America Finance LLC
1.600%, 11/20/2017 (B)	2,600	2,541
Volkswagen International Finance
2.375%, 03/22/2017 (B)	2,400	2,399
Voya Financial
2.900%, 02/15/2018	4,950	4,994
Wells Fargo MTN
1.400%, 09/08/2017	4,400	4,394
1.249%, 04/23/2018 (A)	5,765	5,739
Wells Fargo Bank MTN
1.358%, 01/22/2018 (A)	3,550	3,555

		227,806

Health Care — 3.0%
Actavis Funding SCS
2.350%, 03/12/2018	4,730	4,759
Anthem
2.300%, 07/15/2018	1,214	1,220
1.875%, 01/15/2018	2,570	2,565
Baxalta
2.000%, 06/22/2018 (B)	1,115	1,094
Becton Dickinson
1.800%, 12/15/2017	3,850	3,855

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Biogen
6.875%, 03/01/2018	$1,630	$1,783
Celgene
2.125%, 08/15/2018	3,325	3,340
Express Scripts Holding
2.650%, 02/15/2017	7,244	7,316
McLaren Health Care
1.964%, 05/15/2018	1,270	1,275
Mylan
1.350%, 11/29/2016	1,200	1,192
Perrigo
1.300%, 11/08/2016	1,480	1,471

		29,870

Industrials — 0.5%
General Electric
0.821%, 05/11/2016 (A)	1,045	1,045
MUFG Americas Holdings
1.625%, 02/09/2018	2,100	2,085
Penske Truck Leasing LP
3.750%, 05/11/2017 (B)	2,090	2,124

		5,254

Information Technology — 1.3%
Apple
1.438%, 02/22/2019 (A)	4,465	4,477
Cisco Systems
1.236%, 02/21/2018 (A)	3,635	3,643
Hewlett Packard Enterprise
2.543%, 10/05/2018 (A), (B)	3,165	3,174
2.353%, 10/05/2017 (A), (B)	1,495	1,498

		12,792

Materials — 1.0%
Chevron Phillips Chemical LLC
1.700%, 05/01/2018 (B)	4,535	4,456
Ecolab
1.450%, 12/08/2017	1,565	1,557
Glencore Funding LLC
2.125%, 04/16/2018 (B)	2,800	2,564
Rio Tinto Finance USA
1.366%, 06/17/2016 (A)	1,970	1,965

		10,542

Telecommunication Services — 1.1%
AT&T
5.500%, 02/01/2018	3,800	4,050
Verizon Communications
1.350%, 06/09/2017	5,340	5,335
0.877%, 06/09/2017 (A)	1,700	1,694

		11,079

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 2.2%
Berkshire Hathaway Energy
5.750%, 04/01/2018	$6,500	$7,002
Exelon
1.550%, 06/09/2017	3,530	3,513
Oncor Electric Delivery LLC
5.000%, 09/30/2017	2,660	2,778
Southern Power
1.500%, 06/01/2018	7,700	7,580
West Penn Power
5.950%, 12/15/2017 (B)	470	502
Xcel Energy
1.200%, 06/01/2017	1,145	1,141

		22,516

Total Corporate Obligations
(Cost $355,319) ($ Thousands)		352,320

U.S. TREASURY OBLIGATIONS — 28.3%
U.S. Treasury Inflation-Protected Securities
0.125%, 04/15/20	30,400	30,981
U.S. Treasury Notes
3.125%, 05/15/19	48,765	52,087
2.750%, 02/15/19	48,500	51,084
1.375%, 06/30/18	55,335	56,042
0.750%, 02/28/18	45,750	45,711
0.625%, 11/30/17	30,000	29,912
0.625%, 04/30/18	20,675	20,589

Total U.S. Treasury Obligations
(Cost $284,849) ($ Thousands)		286,406

ASSET-BACKED SECURITIES — 16.9%
Automotive — 9.2%
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/19	3,000	3,001
AmeriCredit Automobile Receivables Trust 2013-2, Ser 2013-2, Cl D
2.420%, 05/08/19	3,070	3,089
AmeriCredit Automobile Receivables Trust 2014-2, Ser 2014-2, Cl B
1.600%, 07/08/19	2,015	2,009
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.178%, 06/10/19 (A)	3,850	3,850
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl C
1.740%, 10/22/18	850	850

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/18	$6,095	$6,132
CarMax Auto Owner Trust 2016-1, Ser 2016- 1, Cl A2B
0.961%, 04/15/19 (A)	4,500	4,497
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.842%, 03/07/26 (A), (B)	2,228	2,227
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.378%, 02/07/27 (A), (B)	1,430	1,429
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/20 (B)	214	211
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/18 (B)	189	189
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/18 (B)	309	308
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/18 (B)	262	261
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/18 (B)	562	558
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/19 (B)	1,061	1,054
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/19 (B)	239	240
Credit Acceptance Auto Loan Trust, Ser 2015-1A, Cl A
2.000%, 07/15/22 (B)	1,395	1,396
DT Auto Owner Trust 2015-2, Ser 2015-2A, Cl B
1.880%, 05/15/19 (B)	125	124
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/19 (B)	1,264	1,265
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/20 (B)	1,695	1,686
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/25 (B)	3,350	3,392
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/19	4,995	5,016
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/19	1,350	1,351

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.026%, 08/15/20 (A)	$5,250	$5,258
GE Dealer Floorplan Master Note Trust, Ser 2013-1, Cl A
0.832%, 04/20/16 (A)	1,060	1,060
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A4
1.300%, 05/21/18 (B)	1,140	1,141
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/19	2,845	2,875
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl B
1.970%, 05/15/20 (B)	1,320	1,326
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/20 (B)	2,405	2,418
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A4
0.870%, 07/15/19	250	249
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.474%, 12/10/27 (A), (B)	1,355	1,355
Mercedes Benz Auto Lease Trust, Ser 2015- B, Cl A3
1.340%, 07/16/18	7,045	7,053
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A4
1.130%, 11/15/19	325	325
NextGear Floorplan Master Owner Trust, Ser 2014-1A, Cl A
1.920%, 10/15/19 (B)	2,250	2,227
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A4
1.260%, 09/21/20 (B)	375	374
Prestige Auto Receivables Trust 2013-1, Ser 2013-1A, Cl B
1.740%, 05/15/19 (B)	900	900
Prestige Auto Receivables Trust 2014-1, Ser 2014-1A, Cl A3
1.520%, 04/15/20 (B)	250	250
Prestige Auto Receivables Trust, Ser 2012-1A, Cl C
3.250%, 07/15/19 (B)	1,429	1,430
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/19 (B)	702	701
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/20 (B)	2,370	2,344

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/18 (B)	$153	$153
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/21 (B)	1,360	1,356
Santander Drive Auto Receivables Trust 2012-5, Ser 2012-5, Cl C
2.700%, 08/15/18	3,012	3,020
Santander Drive Auto Receivables Trust 2013-2, Ser 2013-2, Cl D
2.570%, 03/15/19	2,985	3,005
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl C
3.200%, 02/15/18	18	18
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl C
3.010%, 04/16/18	533	534
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl C
2.940%, 12/15/17	786	788
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl C
1.940%, 06/15/16	886	887
Santander Drive Auto Receivables Trust, Ser 2012-AA, Cl C
1.780%, 11/15/18 (B)	271	272
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/19	2,361	2,365
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/18	260	260
SMART Trust, Ser 2012-4US, Cl A4A
1.250%, 08/14/18	235	234
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/18 (B)	408	407
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/18	740	740
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/20 (B)	575	572
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl B
1.580%, 04/15/20 (B)	500	500
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/17 (B)	986	985

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/20 (B)	$1,845	$1,834

		93,351

Credit Cards — 4.2%
BA Credit Card Trust, Ser 2015-A1, Cl A
0.756%, 06/15/20 (A)	1,500	1,501
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.791%, 12/16/19 (A)	8,000	7,998
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/20	550	551
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/19	9,375	9,383
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/19	7,011	7,011
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.629%, 05/09/18 (A)	4,500	4,500
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/19	4,195	4,203
Discover Card Execution Note Trust, Ser 2014-A5, Cl A
1.390%, 04/15/20	2,650	2,657
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/22	2,000	1,999
Golden Credit Card Trust, Ser 2012-2A, Cl A1
1.770%, 01/15/19 (B)	1,000	1,004
Synchrony Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/20	1,656	1,654

		42,461

Mortgage Related Securities — 0.6%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-2, Cl A1
1.027%, 06/25/34 (A)	280	278
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.147%, 10/25/34 (A)	1,145	1,126
Argent Securities, Ser 2003-W6W, Cl M1
1.306%, 01/25/34 (A)	1,131	984
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.436%, 08/25/34 (A)	198	197

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M1
0.656%, 08/25/36 (A)	$3,400	$3,324

		5,909

Other Asset-Backed Securities — 2.9%
Ascentium Equipment Receivables, Ser 2014-1A, Cl A2
1.040%, 01/10/17 (B)	16	16
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
0.997%, 09/25/34 (A)	224	220
CenterPoint Energy Restoration Bond LLC, Ser 2009-1, Cl A2
3.460%, 08/15/19	998	1,026
CIT Equipment Collateral, Ser 2014-VTI, Cl A3
1.500%, 10/21/19 (B)	870	866
CNH Equipment Trust 2014-C, Ser 2014-C, Cl A3
1.050%, 11/15/19	3,530	3,521
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
1.357%, 05/25/35 (A)	3,955	3,900
GE Equipment Midticket LLC, Ser 2014-1, Cl A3
1.140%, 05/22/18	5,800	5,786
GE Equipment Small Ticket LLC, Ser 2014- 1A, Cl A4
1.440%, 10/25/21 (B)	1,665	1,662
John Deere Owner Trust, Ser 2014-B, Cl A3
1.070%, 11/15/18	1,000	998
Kubota Credit Owner Trust, Ser 2014-1A, Cl A3
1.160%, 05/15/18 (B)	2,000	1,997
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.677%, 03/25/21 (A)	918	915
RAMP Series 2004-RS12 Trust, Ser 2004-RS12, Cl MII3
1.936%, 12/25/34 (A)	1,500	1,490
Saxon Asset Securities Trust, Ser 2006-1, Cl A2C
0.756%, 03/25/36 (A)	4,676	4,577
Structured Asset Securities, Ser 2005-WF1, Cl A3
1.096%, 02/25/35 (A)	2,015	1,950

		28,924

Total Asset-Backed Securities
(Cost $170,887) ($ Thousands)		170,645

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 11.0%

Agency Mortgage-Backed Obligations — 2.3%
FHLMC
4.000%, 06/01/25	$833	$886
2.411%, 03/01/37 (A)	278	292
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/38	440	464
FHLMC CMO, Ser 2010-3753, Cl PD
3.000%, 09/15/39	1,184	1,229
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2010-K008, Cl A1
2.746%, 12/25/19	277	284
FHLMC Multifamily Structured Pass- Through Certificates, Ser K501, Cl A2
1.655%, 11/25/16	752	753
FNMA
5.000%, 06/01/19	90	94
4.506%, 06/01/19	4,550	4,738
2.500%, 04/01/25	2,228	2,301
1.220%, 08/01/17	662	664
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/18	138	141
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/20	153	155
FNMA CMO, Ser 2012-29, Cl NA
3.500%, 03/25/42	642	664
GNMA ARM
3.000%, 02/20/41 (A)	563	587
2.000%, 10/20/42 (A)	1,897	1,962
1.875%, 08/20/40 to 08/20/41 (A)	1,499	1,563
1.750%, 04/20/42 (A)	264	270
GNMA CMO, Ser 2004-17, Cl MA
5.000%, 02/16/32	47	48
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/39	177	185
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/38	119	119
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/39	522	535
GNMA, Ser 2012-109, Cl AB
1.388%, 09/16/44	976	960
GNMA, Ser 2013-105, Cl A
1.705%, 02/16/37	1,380	1,370
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/52	1,452	1,432
GNMA, Ser 2013193, Cl AB
2.000%, 12/16/49	816	819
GNMA, Ser 2014-103, Cl AB
1.742%, 06/16/53	727	745

		23,260

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 8.7%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/45 (A)(B)	$3,033	$3,114
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (A)(B)	3,698	3,780
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
1.476%, 09/15/26 (A), (B)	1,790	1,787
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.226%, 06/15/28 (A)(B)	3,350	3,341
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.377%, 08/15/29 (A), (B)	1,056	1,026
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/45	635	635
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/46	985	988
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/30 (B)	4,387	4,402
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
1.176%, 06/15/33 (A), (B)	5,363	5,272
COMM Mortgage Trust, Ser 2012-9W57, Cl A
2.365%, 02/10/29 (B)	2,210	2,222
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/45	491	490
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.226%, 03/15/29 (A), (B)	4,223	4,096
COMM Mortgage Trust, Ser 2014-PAT, Cl A
1.224%, 08/13/27 (A), (B)	320	310
COMM Mortgage Trust, Ser 2014-UBS4, Cl A2
2.963%, 08/10/19	1,575	1,623
CSMC Trust, Ser 2014-TIKI, Cl A
1.376%, 09/15/38 (A)(B)	5,200	5,122
CSMC Trust, Ser 2014-WIN1, Cl 2A5
3.000%, 09/25/44 (A), (B)	2,149	2,182
CSMC Trust, Ser 2014-WIN1, Cl 1A1
3.000%, 08/25/29 (A)(B)	4,136	4,231
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/45 (B)	3,066	3,116
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M1
1.336%, 10/25/27 (A)	2,310	2,303
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/43 (B)	251	260

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (B)	$34	$35
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.326%, 07/15/29 (A)(B)	4,050	4,005
Homestar Mortgage Acceptance, Ser 2004- 3, Cl AV1
0.886%, 07/25/34 (A)	921	902
JPMBB Commercial Mortgage Securities Trust 2013-C15, Ser C15, Cl A2
2.977%, 11/15/45	1,619	1,662
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/45	666	661
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 06/15/19	982	975
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A1
1.626%, 05/15/48	1,190	1,184
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-PLSD, Cl A2
3.364%, 11/13/28 (B)	2,950	2,979
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.331%, 10/15/29 (A)(B)	1,785	1,745
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-FL5, Cl A
1.406%, 07/15/31 (A)(B)	373	368
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.626%, 08/15/27 (A)(B)	4,110	4,104
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.676%, 01/15/32 (A)(B)	4,980	4,887
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C19, Cl A1
1.266%, 04/15/47	330	328
JPMorgan Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (A)(B)	2,315	2,365
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/45	1,174	1,177
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.627%, 02/25/24 (A)	4,703	4,680
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A2
2.072%, 03/15/48	1,125	1,131
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/47	1,270	1,264

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WinWater Mortgage Loan Trust, Ser 2015-A, Cl A5
3.500%, 06/20/45 (A)(B)	$2,696	$2,744

		87,496

Total Mortgage-Backed Securities (Cost $111,382) ($ Thousands)		110,756

MUNICIPAL BONDS — 4.4%

California — 1.0%
Municipal Improvement Corp of Los Angeles, Ser A, RB
2.344%, 11/01/18	995	1,013
San Francisco City & County Airport Comm- San Francisco International Airport, RB
3.396%, 05/01/19	3,805	4,019
State of California, GO
6.200%, 03/01/19	4,475	5,085

		10,117

Florida — 0.1%
Miami Beach Redevelopment Agency, TA
2.407%, 02/01/18	1,000	1,005

Georgia — 0.1%
Georgia State, Electric Authority, Ser D, RB
3.552%, 01/01/17	810	828

Illinois — 0.1%
City of Waukegan Illinois, Ser B, GO
2.566%, 12/30/19	1,045	1,059

Kentucky — 0.1%
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/16	1,000	1,001

Michigan — 0.5%
Hartland Consolidated Schools, Ser B, GO, Q-SBLF
1.830%, 05/01/19	2,050	2,086
Haslett Public Schools, Ser B, GO, Q-SBLF
1.384%, 05/01/18	2,050	2,049
Michigan State, Ser A, GO
1.625%, 05/15/17	1,000	1,010

		5,145

Minnesota — 0.4%
Saint Paul, Housing & Redevelopment Authority, RB
1.838%, 07/01/18	4,235	4,255

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey — 0.6%
New Jersey State, Economic Development Authority, Ser Q, RB
1.802%, 06/15/17	$4,915	$4,921
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.758%, 12/15/18	1,000	978

		5,899

New York — 0.2%
New York City, Sub-Ser G, GO
1.700%, 04/01/17	1,610	1,627

North Carolina — 0.4%
North Carolina State, Eastern Municipal Power Agency, RB
2.003%, 07/01/18	4,075	4,125

Ohio — 0.3%
JobsOhio Beverage System, Ser B, RB
1.820%, 01/01/18	2,195	2,221
State of Ohio, RB
4.168%, 06/15/18	1,275	1,356

		3,577

Oklahoma — 0.2%
University of Oklahoma, Ser D, RB
2.349%, 07/01/20	1,815	1,844

Utah — 0.2%
Intermountain Power Agency, Sub-Ser B, RB
1.333%, 07/01/17	525	528
Salt Lake City, Redevelopment Agency, Performing Arts Center Project, TA
3.000%, 04/01/16	1,400	1,403

		1,931

Washington — 0.2%
WBRP 3.2, Ser B, RB
1.485%, 03/01/18	2,405	2,407

Total Municipal Bonds (Cost $44,630) ($ Thousands)		44,820

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
FFCB
0.474%, 04/09/18 (A)	13,200	13,189
FHLB
1.450%, 12/22/17	4,100	4,110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC MTN
1.350%, 09/14/18	$12,500	$12,502

Total U.S. Government Agency Obligations (Cost $29,792) ($ Thousands)		29,801

SOVEREIGN DEBT (A) — 1.7%
Export-Import Bank of Korea
1.374%, 01/14/17 (A)	3,915	3,923
Hydro-Quebec
1.375%, 06/19/17	1,290	1,296
Korea Development Bank
1.246%, 01/22/17 (A)	7,056	7,056
Province of Ontario
1.600%, 09/21/16	1,000	1,003
Province of Quebec Canada MTN
0.862%, 09/04/18 (A)	3,585	3,575

Total Sovereign Debt (Cost $16,856) ($ Thousands)		16,853

COMMERCIAL PAPER (C) — 1.0%
Ralph Lauren
6.500%, 03/10/16	5,000	5,000
Virginia Electric & Power
4.100%, 03/03/16	5,310	5,310

Total Commercial Paper (Cost $10,309) ($ Thousands)		10,310

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation
Fund, Cl A
0.300% ** †	4,054,809	4,055

Total Cash Equivalent (Cost $4,055) ($ Thousands)		4,055

Total Investments — 101.5% (Cost $1,028,079) ($ Thousands) @		$1,025,966

Percentages are based on a Net Assets of $1,010,495 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Concluded)

February 29, 2016

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $1,028,079 ($ Thousands), and the unrealized appreciation and depreciation were $2,367 ($ Thousands) and ($4,481) ($ Thousands), respectively.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$352,320	$—	$352,320
Asset-Backed Securities	—	170,645	—	170,645
Mortgage-Backed Securities	—	110,756	—	110,756
Municipal Bonds	—	44,820	—	44,820
U.S. Government Agency Obligations	—	29,801	—	29,801
Sovereign Debt	—	16,853	—	16,853
U.S. Treasury Obligations	—	286,406	—	286,406
Commercial Paper	—	10,310	—	10,310
Cash Equivalent	4,055	—	—	4,055

Total Investments in Securities	$4,055	$1,021,911	$—	$1,025,966

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$4,936	$721,208	$(722,089)	$4,055	$11

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 91.8%

Consumer Discretionary — 4.6%
21st Century Fox America
8.150%, 10/17/36	$40	$52
7.850%, 03/01/39	1,100	1,427
7.700%, 10/30/25	200	255
6.900%, 08/15/39	2,170	2,441
Amazon.com
4.950%, 12/05/44	2,550	2,820
AutoNation
4.500%, 10/01/25	3,205	3,269
CCO Safari II LLC
6.384%, 10/23/35 (A)	2,632	2,749
4.464%, 07/23/22 (A)	1,185	1,203
Comcast
6.950%, 08/15/37	3,570	4,752
6.300%, 11/15/17	2,316	2,506
5.650%, 06/15/35	190	221
4.200%, 08/15/34	3,700	3,774
3.375%, 02/15/25	6,425	6,691
3.150%, 03/01/26	2,435	2,497
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,750	2,447
Home Depot
4.400%, 04/01/21	1,050	1,166
4.400%, 03/15/45	840	889
3.350%, 09/15/25	785	834
2.250%, 09/10/18	2,000	2,056
2.000%, 04/01/21	1,280	1,287
Lowe’s
4.375%, 09/15/45	520	546
3.375%, 09/15/25	1,590	1,669
McDonald’s MTN
4.875%, 12/09/45	550	581
NVR
3.950%, 09/15/22	665	669
QVC
5.450%, 08/15/34	1,990	1,663
4.375%, 03/15/23	1,395	1,321
Starbucks
2.100%, 02/04/21	900	909
Target
6.500%, 10/15/37	1,750	2,322
2.900%, 01/15/22	5,420	5,631
Time Warner Cable
7.300%, 07/01/38	1,330	1,403
Viacom
5.625%, 09/15/19	2,200	2,360

		62,410

Consumer Staples — 7.1%
Altria Group
9.950%, 11/10/38	1,118	1,831

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch InBev Finance
4.900%, 02/01/46	$6,169	$6,611
4.700%, 02/01/36	8,741	9,164
3.650%, 02/01/26	2,805	2,895
3.300%, 02/01/23	2,730	2,805
2.650%, 02/01/21	2,720	2,766
Anheuser-Busch InBev Worldwide
2.500%, 07/15/22	2,900	2,869
1.375%, 07/15/17	2,765	2,771
Anheuser-Busch LLC
5.000%, 03/01/19	1,000	1,089
BAT International Finance
2.750%, 06/15/20 (A)	4,240	4,330
1.850%, 06/15/18 (A)	2,740	2,751
Bowdoin College
4.693%, 07/01/12	2,056	2,124
CVS Health
5.125%, 07/20/45	1,820	2,042
4.875%, 07/20/35	1,165	1,251
3.875%, 07/20/25	1,505	1,610
CVS Pass-Through Trust
8.353%, 07/10/31 (A)	2,440	3,037
7.507%, 01/10/32 (A)	1,722	2,045
HJ Heinz
4.875%, 02/15/25 (A)	724	792
Japan Tobacco
2.100%, 07/23/18 (A)	1,628	1,636
Massachusetts Institute of Technology
5.600%, 07/01/11	3,080	4,024
PepsiCo
3.125%, 11/01/20	3,915	4,103
1.500%, 02/22/19	1,175	1,178
1.250%, 04/30/18	5,230	5,241
Philip Morris International
4.500%, 03/20/42	1,375	1,436
3.875%, 08/21/42	335	318
Reynolds American
5.850%, 08/15/45	2,405	2,823
SABMiller Holdings
3.750%, 01/15/22 (A)	1,620	1,701
SC Johnson & Son
4.750%, 10/15/46 (A)	2,129	2,342
University of Southern California
5.250%, 10/01/11	3,250	3,925
Wal-Mart Stores
5.800%, 02/15/18	4,650	5,073
4.300%, 04/22/44	3,080	3,253
2.550%, 04/11/23	5,680	5,820

		95,656

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 7.8%
Anadarko Petroleum
6.450%, 09/15/36	$2,925	$2,428
4.244%, 10/10/36	12,000	4,230
BP Capital Markets
1.846%, 05/05/17	2,779	2,780
1.375%, 11/06/17	2,512	2,486
British Transco Finance
6.625%, 06/01/18	1,765	1,939
Chevron
1.365%, 03/02/18	3,500	3,478
1.344%, 11/09/17	2,800	2,794
CNOOC Finance 2013
1.750%, 05/09/18	190	188
1.125%, 05/09/16	220	220
Columbia Pipeline Group
4.500%, 06/01/25 (A)	1,510	1,373
2.450%, 06/01/18 (A)	2,925	2,806
Conoco Funding
6.950%, 04/15/29	1,067	1,143
ConocoPhillips
6.500%, 02/01/39	1,715	1,680
2.400%, 12/15/22	3,000	2,611
1.262%, 05/15/22 (B)	3,955	3,691
Devon Energy
5.850%, 12/15/25	2,980	2,592
Energy Transfer Partners
4.650%, 06/01/21	2,982	2,580
4.050%, 03/15/25	3,255	2,697
Ensco
5.200%, 03/15/25	3,370	1,719
Enterprise Products Operating LLC
3.900%, 02/15/24	4,250	4,022
3.700%, 02/15/26	1,875	1,755
Exxon Mobil
4.114%, 03/01/46	3,240	3,240
3.043%, 03/01/26	2,210	2,210
1.305%, 03/06/18	4,700	4,692
Halliburton
5.000%, 11/15/45	1,170	1,040
3.800%, 11/15/25	3,540	3,353
3.375%, 11/15/22	1,935	1,906
2.700%, 11/15/20	930	913
Kinder Morgan
5.550%, 06/01/45	1,330	1,104
5.300%, 12/01/34	1,975	1,548
Kinder Morgan Energy Partners
6.375%, 03/01/41	3,448	2,978
Marathon Oil
2.800%, 11/01/22	1,225	803
Nexen
7.400%, 05/01/28	1,012	1,317

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Noble Energy
5.250%, 11/15/43	$20	$15
Petroleos Mexicanos
5.500%, 06/27/44	595	457
Phillips 66
5.875%, 05/01/42	1,300	1,244
Schlumberger Holdings
4.000%, 12/21/25 (A)	1,720	1,707
3.000%, 12/21/20 (A)	2,562	2,517
Shell International Finance
6.375%, 12/15/38	1,170	1,353
4.375%, 05/11/45	1,185	1,099
4.125%, 05/11/35	2,040	1,890
3.625%, 08/21/42	641	535
3.400%, 08/12/23	5,525	5,477
2.125%, 05/11/20	2,855	2,780
Statoil
1.200%, 01/17/18	3,750	3,711
Suncor Energy
5.950%, 12/01/34	2,775	2,470
Sunoco Logistics Partners Operations
4.950%, 01/15/43	2,124	1,486
TransCanada PipeLines
6.100%, 06/01/40	1,435	1,435
4.625%, 03/01/34	935	852
Valero Energy
10.500%, 03/15/39	1,668	2,165

		105,509

Financials — 38.3%
ABN AMRO Bank
1.123%, 10/28/16 (A)(B)	1,930	1,933
ACE INA Holdings
4.350%, 11/03/45	1,138	1,193
3.350%, 05/03/26	1,120	1,148
2.875%, 11/03/22	3,685	3,750
2.300%, 11/03/20	5,585	5,617
AgriBank
9.125%, 07/15/19	3,907	4,750
AIA Group MTN
3.200%, 03/11/25 (A)	3,600	3,573
Allstate
3.150%, 06/15/23	3,710	3,804
American Express Credit MTN
2.600%, 09/14/20	3,225	3,241
2.375%, 03/24/17	2,370	2,397
1.125%, 06/05/17	3,773	3,757
American Honda Finance
2.125%, 10/10/18	2,690	2,718
American International Group
4.875%, 06/01/22	1,300	1,387
4.375%, 01/15/55	1,140	926
3.300%, 03/01/21	2,800	2,830

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Tower Trust I
3.070%, 03/15/23 ‡(A)	$3,380	$3,417
Ameriprise Financial
4.000%, 10/15/23	2,450	2,595
ANZ New Zealand International
1.750%, 03/29/18 (A)	4,000	3,983
Apollo Management Holdings
4.000%, 05/30/24 (A)	3,835	3,929
Bank of America MTN
6.000%, 10/15/36	345	408
5.625%, 07/01/20	2,675	2,961
5.000%, 01/21/44	640	680
4.875%, 04/01/44	245	255
4.450%, 03/03/26	3,705	3,705
4.000%, 04/01/24	2,250	2,322
4.000%, 01/22/25	1,245	1,209
3.950%, 04/21/25	2,200	2,120
Bank of New York Mellon MTN
2.600%, 08/17/20	3,115	3,158
2.300%, 09/11/19	1,650	1,667
2.150%, 02/24/20	2,825	2,825
BB&T
6.850%, 04/30/19	105	120
4.900%, 06/30/17	880	913
Bear Stearns LLC
5.550%, 01/22/17	1,940	2,005
Berkshire Hathaway
3.750%, 08/15/21	2,110	2,282
Berkshire Hathaway Finance
4.300%, 05/15/43	70	69
Blackstone Holdings Finance LLC
5.000%, 06/15/44 (A)	3,115	3,010
4.450%, 07/15/45 (A)	3,845	3,526
Branch Banking & Trust
3.800%, 10/30/26	1,780	1,864
2.850%, 04/01/21	4,065	4,153
Capital One Bank USA
2.300%, 06/05/19	2,475	2,460
Carlyle Holdings Finance LLC
3.875%, 02/01/23 (A)	1,182	1,208
Carlyle Holdings II Finance
5.625%, 03/30/43 (A)	4,872	5,127
CDP Financial
5.600%, 11/25/39 (A)	700	886
4.400%, 11/25/19 (A)	850	928
Charles Schwab
4.450%, 07/22/20	1,720	1,869
Citigroup
4.950%, 11/07/43	2,100	2,205
4.650%, 07/30/45	1,680	1,685
4.450%, 09/29/27	7,245	7,128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.250%, 08/04/45	$2,985	$2,989
3.875%, 02/08/22	2,675	2,818
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45	800	729
Credit Suisse NY
3.625%, 09/09/24	5,000	5,020
3.000%, 10/29/21	2,810	2,813
1.750%, 01/29/18	4,260	4,234
1.375%, 05/26/17	2,810	2,790
Crown Castle Towers LLC
6.113%, 01/15/20 (A)	4,235	4,667
3.222%, 05/15/22 (A)	2,230	2,224
Daimler Finance North America LLC
2.875%, 03/10/21 (A)	2,810	2,819
1.375%, 08/01/17 (A)	3,000	2,981
Discover Bank
3.100%, 06/04/20	575	572
Farmers Exchange Capital III
5.454%, 10/15/54 (A)(B)	1,750	1,697
Fifth Third Bank
2.875%, 10/01/21	3,570	3,601
Ford Holdings
9.300%, 03/01/30	287	381
Ford Motor
7.450%, 07/16/31	680	833
7.400%, 11/01/46	290	342
Ford Motor Credit LLC
2.551%, 10/05/18	1,395	1,389
GE Capital International Funding
4.418%, 11/15/35 (A)	5,921	6,183
General Electric Capital MTN
7.500%, 08/21/35	350	504
6.875%, 01/10/39	435	610
5.625%, 09/15/17	2,740	2,922
5.625%, 05/01/18	290	316
5.400%, 02/15/17	1,975	2,058
2.300%, 04/27/17	2,335	2,377
1.001%, 05/05/26 (B)	2,210	2,009
General Motors
6.750%, 04/01/46	815	853
4.875%, 10/02/23	2,745	2,763
General Motors Financial
5.250%, 03/01/26	985	989
Goldman Sachs Group
7.500%, 02/15/19	2,900	3,301
6.750%, 10/01/37	1,430	1,635
6.345%, 02/15/34	750	844
6.250%, 02/01/41	3,150	3,773
6.150%, 04/01/18	980	1,056
5.950%, 01/18/18	1,465	1,562

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 03/15/20	$2,140	$2,346
5.150%, 05/22/45	1,115	1,063
4.800%, 07/08/44	2,850	2,876
4.750%, 10/21/45	3,345	3,403
4.250%, 10/21/25	1,895	1,885
3.750%, 02/25/26	1,500	1,512
2.600%, 04/23/20	2,160	2,150
2.012%, 11/29/23 (B)	4,000	3,924
Harley-Davidson Financial Services MTN
2.250%, 01/15/19 (A)	2,105	2,120
Hartford Financial Services Group
6.100%, 10/01/41	1,820	2,134
HSBC Bank
7.650%, 05/01/25	2,515	3,013
4.875%, 08/24/20	2,745	2,916
HSBC Bank USA
5.875%, 11/01/34	2,000	2,196
HSBC Finance
6.676%, 01/15/21	2,215	2,464
Huntington National Bank
2.200%, 11/06/18	1,050	1,045
1.700%, 02/26/18	2,750	2,723
Hyundai Capital America MTN
2.400%, 10/30/18 (A)	3,386	3,396
Infinity Property & Casualty
5.000%, 09/19/22	2,075	2,153
Intercontinental Exchange
2.750%, 12/01/20	6,100	6,196
JPMorgan Chase
6.400%, 05/15/38	3,440	4,299
6.000%, 10/01/17	6,610	7,012
6.000%, 01/15/18	7,900	8,475
4.950%, 06/01/45	3,575	3,606
4.625%, 05/10/21	675	737
4.250%, 10/01/27	1,470	1,496
3.900%, 07/15/25	3,250	3,415
3.875%, 09/10/24	3,140	3,144
3.250%, 09/23/22	2,855	2,900
2.550%, 03/01/21	1,420	1,419
0.666%, 06/13/16 (B)	2,540	2,538
KeyBank
1.700%, 06/01/18	2,120	2,114
KFW MTN
2.125%, 01/17/23	2,810	2,874
1.500%, 04/20/20	2,925	2,935
1.250%, 02/15/17	4,850	4,870
KKR Group Finance
6.375%, 09/29/20 (A)	1,330	1,546
KKR Group Finance III LLC
5.125%, 06/01/44 (A)	6,596	6,402
Lloyds Bank
2.350%, 09/05/19	1,880	1,886

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lloyds Banking Group
4.582%, 12/10/25 (A)	$2,853	$2,809
Macquarie Group MTN
4.875%, 08/10/17 (A)	2,890	2,999
McGraw Hill Financial
3.300%, 08/14/20	2,543	2,603
Merrill Lynch MTN
6.400%, 08/28/17	2,120	2,249
MetLife
10.750%, 08/01/39	1,650	2,438
4.600%, 05/13/46	1,260	1,246
Metropolitan Life Global Funding I
3.875%, 04/11/22 (A)	4,500	4,733
3.650%, 06/14/18 (A)	560	582
2.300%, 04/10/19 (A)	3,500	3,513
Mitsubishi UFJ Trust & Banking
1.600%, 10/16/17 (A)	3,500	3,480
Morgan Stanley
7.300%, 05/13/19	2,290	2,618
6.625%, 04/01/18	6,300	6,855
6.375%, 07/24/42	1,670	2,076
5.625%, 09/23/19	970	1,065
4.350%, 09/08/26	3,500	3,481
4.300%, 01/27/45	6,257	5,965
4.000%, 07/23/25	2,230	2,300
3.950%, 04/23/27	1,540	1,487
2.800%, 06/16/20	1,205	1,211
2.650%, 01/27/20	2,900	2,895
2.450%, 02/01/19	5,325	5,351
MUFG Americas Holdings
3.000%, 02/10/25	3,590	3,468
National Australia Bank MTN
2.625%, 01/14/21	810	819
National Rural Utilities Cooperative Finance MTN
4.750%, 04/30/43 (B)	2,056	1,958
4.023%, 11/01/32	3,230	3,334
0.950%, 04/24/17	2,855	2,851
New York Life Global Funding
1.950%, 02/11/20 (A)	3,500	3,485
Nissan Motor Acceptance MTN
1.500%, 03/02/18 (A)	3,000	2,982
Nordea Bank MTN
1.625%, 05/15/18 (A)	2,460	2,449
PACCAR Financial MTN
1.600%, 03/15/17	164	165
1.100%, 06/06/17	3,680	3,675
Pacific Life Insurance
9.250%, 06/15/39 (A)	1,215	1,693
PNC Bank MTN
3.300%, 10/30/24	1,840	1,899
2.250%, 07/02/19	945	953
1.600%, 06/01/18	3,810	3,790

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Principal Life Global Funding II
1.500%, 09/11/17 (A)	$2,157	$2,154
Prudential Financial MTN
5.700%, 12/14/36	1,660	1,783
Royal Bank of Canada MTN
2.500%, 01/19/21	2,165	2,188
Royal Bank of Scotland Group MTN
6.400%, 10/21/19	1,610	1,739
Simon Property Group
10.350%, 04/01/19 ‡	535	655
4.375%, 03/01/21 ‡	2,300	2,507
2.500%, 09/01/20 ‡	4,770	4,805
2.500%, 07/15/21 ‡	2,215	2,232
2.200%, 02/01/19 ‡	6,565	6,638
SunTrust Banks
2.900%, 03/03/21	1,715	1,711
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	115	144
4.900%, 09/15/44 (A)	1,605	1,632
TIAA Asset Management Finance LLC
4.125%, 11/01/24 (A)	1,590	1,633
2.950%, 11/01/19 (A)	2,810	2,824
Toronto-Dominion Bank MTN
2.625%, 09/10/18	3,500	3,570
Toyota Motor Credit MTN
2.800%, 07/13/22	2,450	2,500
2.050%, 01/12/17	205	207
1.550%, 07/13/18	2,980	2,980
1.450%, 01/12/18	4,135	4,144
Travelers MTN
5.900%, 06/02/19	130	147
5.750%, 12/15/17	160	172
UBS MTN
1.800%, 03/26/18	3,500	3,504
1.375%, 08/14/17	2,165	2,157
US Bancorp MTN
2.200%, 11/15/16	2,840	2,863
US Bank
2.125%, 10/28/19	2,305	2,332
Validus Holdings
8.875%, 01/26/40	1,410	1,802
Vesey Street Investment Trust I
4.404%, 09/01/16 (C)	2,720	2,759
Visa
2.800%, 12/14/22	4,195	4,319
2.200%, 12/14/20	2,805	2,855
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 (A)	2,175	2,137
Wachovia Capital Trust III
5.570%, 12/31/49 (B)	1,260	1,213

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WEA Finance LLC
3.750%, 09/17/24 (A)	$3,382	$3,407
Wells Fargo MTN
4.900%, 11/17/45	1,690	1,713
4.300%, 07/22/27	4,635	4,810
3.900%, 05/01/45	410	396
2.500%, 03/04/21	4,850	4,856
2.150%, 01/15/19	8,776	8,848
2.150%, 01/30/20	5,665	5,650
Westpac Banking
4.625%, 06/01/18	3,466	3,632
WP Carey
4.600%, 04/01/24 ‡	4,135	4,186
ZFS Finance USA Trust I
6.500%, 05/09/37 (A)(B)	1,945	1,926
ZFS Finance USA Trust II
6.450%, 12/15/65 (A)(B)	725	724

		515,464

Health Care — 7.5%
AbbVie
4.500%, 05/14/35	2,080	2,071
2.500%, 05/14/20	1,000	1,001
Aetna
2.750%, 11/15/22	2,945	2,883
AmerisourceBergen
1.150%, 05/15/17	445	442
AstraZeneca
2.375%, 11/16/20	1,150	1,156
Bayer US Finance LLC
1.500%, 10/06/17 (A)	2,955	2,960
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/25 (A)	2,086	2,044
Coventry Health Care
5.950%, 03/15/17	6,155	6,436
Dignity Health
2.637%, 11/01/19	4,364	4,451
Express Scripts Holding
4.500%, 02/25/26	2,750	2,773
Forest Laboratories
5.000%, 12/15/21 (A)	1,860	2,041
Gilead Sciences
3.650%, 03/01/26	1,380	1,445
3.250%, 09/01/22	2,225	2,305
2.550%, 09/01/20	4,440	4,513
2.050%, 04/01/19	4,100	4,139
Johnson & Johnson
5.550%, 08/15/17	1,759	1,878
2.450%, 03/01/26	2,065	2,068
2.050%, 03/01/23	1,040	1,041
Medtronic
4.375%, 03/15/35	3,820	3,953

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.150%, 03/15/22	$2,285	$2,382
2.500%, 03/15/20	4,720	4,842
1.500%, 03/15/18	3,445	3,453
Merck
2.750%, 02/10/25	730	734
2.350%, 02/10/22	2,715	2,725
1.850%, 02/10/20	2,865	2,896
1.300%, 05/18/18	4,200	4,217
Mylan
2.550%, 03/28/19	1,700	1,674
Novartis Capital
3.000%, 11/20/25	3,085	3,181
Pharmacia
6.600%, 12/01/28	2,050	2,711
Roche Holdings
2.875%, 09/29/21 (A)	3,950	4,107
Sanofi
1.250%, 04/10/18	3,410	3,414
Toledo Hospital
4.982%, 11/15/45	2,180	2,445
UnitedHealth Group
4.700%, 02/15/21	4,150	4,609
4.625%, 07/15/35	695	746
2.875%, 12/15/21	2,580	2,649
1.400%, 12/15/17	4,205	4,203

		100,588

Industrials — 7.9%
Air Canada, Pass-Through Trust, Ser 2015- 1, Cl A
3.600%, 03/15/27 (A)	4,250	4,057
Air Lease
2.125%, 01/15/18	2,080	2,031
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/23	4,369	4,604
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.375%, 10/01/22	1,681	1,626
BAE Systems
5.800%, 10/11/41 (A)	3,940	4,491
Boeing
2.500%, 03/01/25	1,440	1,421
Burlington Northern Santa Fe LLC
5.650%, 05/01/17	1,700	1,781
4.550%, 09/01/44	2,955	3,047
Canadian National Railway
2.850%, 12/15/21	2,555	2,620
1.450%, 12/15/16	2,480	2,486
Canadian Pacific Railway
6.125%, 09/15/15	2,729	2,852

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caterpillar
4.750%, 05/15/64	$640	$619
3.803%, 08/15/42	1,060	969
3.400%, 05/15/24	3,050	3,128
Continental Airlines, Pass-Through Trust,
Ser 2012-2, Cl A
4.000%, 10/29/24	4,375	4,506
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/20	4,085	4,320
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/27	1,541	1,550
GE Capital International Funding
2.342%, 11/15/20 (A)	7,076	7,147
General Dynamics
2.250%, 11/15/22	2,210	2,181
General Electric
5.250%, 12/06/17	2,920	3,127
5.000%, 12/29/49 (B)	1,988	2,018
4.500%, 03/11/44	3,245	3,476
4.125%, 10/09/42	1,720	1,739
Harris
1.999%, 04/27/18	1,775	1,764
John Deere Capital MTN
2.800%, 03/04/21	5,915	6,045
Lockheed Martin
4.070%, 12/15/42	1,188	1,158
Norfolk Southern
6.000%, 05/23/11	4,499	4,847
PACCAR Financial MTN
2.200%, 09/15/19	4,000	4,072
Raytheon
7.200%, 08/15/27	1,005	1,372
2.500%, 12/15/22	4,305	4,364
Siemens Financieringsmaatschappij
4.400%, 05/27/45 (A)	2,000	2,116
2.900%, 05/27/22 (A)	2,105	2,172
Southwest Airlines
2.650%, 11/05/20	1,325	1,340
Southwest Airlines, 2007-1 Pass-Through Trust
6.150%, 08/01/22	767	864
Tyco International Finance
5.125%, 09/14/45	650	676
Union Pacific
4.375%, 11/15/65	1,450	1,373
4.050%, 03/01/46	3,070	3,049
United Technologies
4.500%, 06/01/42	4,530	4,673

		105,681

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 5.3%
Alibaba Group Holding
1.625%, 11/28/17	$4,143	$4,115
Apple
4.650%, 02/23/46	1,810	1,896
4.500%, 02/23/36	2,750	2,870
3.250%, 02/23/26	1,660	1,713
2.850%, 05/06/21	4,052	4,221
2.250%, 02/23/21	1,150	1,170
1.550%, 02/07/20	4,000	3,971
Applied Materials
2.625%, 10/01/20	2,312	2,360
CDK Global
4.500%, 10/15/24	2,351	2,296
Cisco Systems
2.200%, 02/28/21	4,730	4,774
Corning
2.900%, 05/15/22	2,790	2,747
Hewlett Packard Enterprise
4.900%, 10/15/25 (A)	5,965	5,661
Hewlett-Packard
4.375%, 09/15/21	1,187	1,198
Intel
4.900%, 07/29/45	4,785	5,190
3.700%, 07/29/25	3,840	4,147
2.450%, 07/29/20	2,885	2,951
International Business Machines
1.950%, 07/22/16	1,561	1,568
Microsoft
3.500%, 02/12/35	2,390	2,300
2.700%, 02/12/25	2,550	2,601
Oracle
6.125%, 07/08/39	1,000	1,243
4.300%, 07/08/34	2,495	2,553
2.500%, 05/15/22	1,450	1,458
2.250%, 10/08/19	4,630	4,745
Seagate HDD Cayman
5.750%, 12/01/34	3,400	2,015
4.750%, 06/01/23	1,800	1,455

		71,218

Materials — 1.6%
Albemarle
5.450%, 12/01/44	665	631
4.150%, 12/01/24	1,830	1,782
3.000%, 12/01/19	250	245
Barrick
5.250%, 04/01/42	1,290	1,007
BHP Billiton Finance USA
6.750%, 10/19/75 (A) (B)	2,220	2,143
5.000%, 09/30/43	105	102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ecolab
4.350%, 12/08/21	$1,120	$1,217
Georgia-Pacific LLC
8.875%, 05/15/31	1,951	2,792
LyondellBasell Industries
4.625%, 02/26/55	2,490	2,046
Nacional del Cobre de Chile
4.500%, 09/16/25 (A)	1,360	1,346
Praxair
3.200%, 01/30/26	1,525	1,594
Rio Tinto Finance USA
6.500%, 07/15/18	2,990	3,193
3.750%, 06/15/25	2,004	1,914
2.250%, 12/14/18	950	926
Xstrata Finance Canada
5.800%, 11/15/16 (A)	1,200	1,212

		22,150

Telecommunication Services — 2.6%
America Movil
3.125%, 07/16/22	6,135	6,145
Bellsouth Capital Funding
7.875%, 02/15/30	1,610	1,910
SES
3.600%, 04/04/23 (A)	5,399	5,257
SES Global Americas Holdings
5.300%, 03/25/44 (A)	1,750	1,608
Telefonos de Mexico
5.500%, 11/15/19	2,715	2,997
Tencent Holdings MTN
2.000%, 05/02/17 (A)	2,510	2,517
Verizon Communications
5.012%, 08/21/54	1,342	1,247
4.862%, 08/21/46	2,423	2,367
4.672%, 03/15/55	2,325	2,053
4.522%, 09/15/48	2,629	2,399
Wireless Telecom Services
3.324%, 11/27/22 (A)	8,000	6,207

		34,707

Utilities — 9.1%
Ameren Illinois
6.125%, 11/15/17	1,450	1,558
2.700%, 09/01/22	2,000	2,021
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	2,215	2,394
Commonwealth Edison
4.000%, 08/01/20	35	37
Connecticut Light & Power
5.650%, 05/01/18	2,720	2,953
Consumers Energy
6.700%, 09/15/19	425	493

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dominion Resources
5.250%, 08/01/33	$3,531	$3,788
Duke Energy Carolinas LLC
5.300%, 02/15/40	20	24
4.300%, 06/15/20	175	193
4.250%, 12/15/41	105	109
4.000%, 09/30/42	340	344
3.900%, 06/15/21	190	206
Duke Energy Florida
3.100%, 08/15/21	4,530	4,724
Duke Energy Indiana
6.350%, 08/15/38	270	351
4.900%, 07/15/43	210	234
Duke Energy Progress LLC
5.300%, 01/15/19	385	424
4.200%, 08/15/45	2,995	3,080
4.100%, 05/15/42	744	751
3.000%, 09/15/21	3,745	3,912
2.800%, 05/15/22	4,506	4,611
Electricite de France
4.950%, 10/13/45 (A)	1,615	1,618
4.750%, 10/13/35 (A)	720	728
2.150%, 01/22/19 (A)	4,000	4,002
Exelon
3.950%, 06/15/25 (A)	1,846	1,868
Florida Power
6.400%, 06/15/38	35	46
6.350%, 09/15/37	70	92
Florida Power & Light
5.960%, 04/01/39	120	157
5.125%, 06/01/41	187	225
4.125%, 02/01/42	2,540	2,658
Georgia Power
4.300%, 03/15/42	290	286
4.300%, 03/15/43	3,455	3,392
1.950%, 12/01/18	6,179	6,206
Great Plains Energy
10.000%, 06/15/22 (C)	1,090	1,230
Indianapolis Power & Light
4.700%, 09/01/45 (A)	4,920	5,176
Kansas City Power & Light
7.150%, 04/01/19	3,880	4,472
Kentucky Utilities
5.125%, 11/01/40	250	291
Louisville Gas & Electric
4.650%, 11/15/43	110	123
MidAmerican Energy
5.800%, 10/15/36	85	106
2.400%, 03/15/19	2,420	2,472
Monongahela Power
5.400%, 12/15/43 (A)	2,215	2,523
4.100%, 04/15/24 (A)	1,730	1,839

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nevada Power
7.125%, 03/15/19	$400	$455
NextEra Energy Capital Holdings
1.586%, 06/01/17	2,355	2,351
Northern States Power
3.400%, 08/15/42	85	79
Oglethorpe Power
5.375%, 11/01/40	1,420	1,583
4.200%, 12/01/42	150	143
Oncor Electric Delivery
5.300%, 06/01/42	2,505	2,786
Pacific Gas & Electric
5.800%, 03/01/37	2,226	2,688
PacifiCorp
6.000%, 01/15/39	3,815	4,794
5.650%, 07/15/18	90	98
5.500%, 01/15/19	335	370
4.100%, 02/01/42	95	97
2.950%, 06/01/23	3,350	3,418
PECO Energy
4.800%, 10/15/43	2,925	3,306
Public Service Electric & Gas MTN
1.800%, 06/01/19	4,198	4,202
Public Service of Colorado
6.250%, 09/01/37	190	253
4.300%, 03/15/44	235	251
3.950%, 03/15/43	180	183
Public Service of Oklahoma
6.625%, 11/15/37	900	1,126
San Diego Gas & Electric
3.950%, 11/15/41	41	41
3.600%, 09/01/23	1,224	1,311
3.000%, 08/15/21	2,470	2,574
South Carolina Electric & Gas
5.450%, 02/01/41	2,980	3,441
Southaven Combined Cycle Generation LLC
3.846%, 08/15/33	176	190
Southern California Edison
4.650%, 10/01/43	825	914
3.875%, 06/01/21	2,170	2,343
1.845%, 02/01/22	4,684	4,612
1.125%, 05/01/17	555	555
Southern California Gas
3.750%, 09/15/42	155	153
Union Electric
6.700%, 02/01/19	5,035	5,689

		121,723

Total Corporate Obligations (Cost $1,260,956) ($ Thousands)		1,235,106

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 3.9%

California — 1.3%
Bay Area Toll Authority, Build America Project, Sub-Ser S1-SUB, RB
6.793%, 04/01/30	$1,222	$1,572
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	1,760	2,474
California State, Build America Project, GO
7.500%, 04/01/34	2,300	3,300
7.550%, 04/01/39	2,985	4,431
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/49	500	728
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/34	2,070	2,840
Regents of the University of California Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/48	120	163
University of California, Build America Project, RB
5.770%, 05/15/43	1,350	1,725

		17,233

Florida — 0.1%
Florida State Board of Administration Finance, Ser A, RB
2.638%, 07/01/21	1,905	1,923

Georgia — 0.7%
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/57	3,512	4,131
6.637%, 04/01/57	4,414	5,360

		9,491

Illinois — 0.1%
Illinois State, GO
5.100%, 06/01/33	1,700	1,580

Kansas — 0.3%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/37	3,860	4,098

Kentucky — 0.1%
Kentucky State, Asset Liability Commission, RB
3.165%, 04/01/18	1,852	1,876

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts — 0.0%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/29	$100	$121
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/40	80	103

		224

New Jersey — 0.6%
New Jersey State, Economic Development Authority, Ser B, RB, AGM
2.911%, 02/15/20 (D)	4,500	3,968
New Jersey State, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/41	2,500	3,560

		7,528

New York — 0.1%
City of New York New York, Build America Project, GO
6.271%, 12/01/37	200	270
Port Authority of New York & New Jersey, RB
4.458%, 10/01/62	620	628
Port Authority of New York & New Jersey,
Ser 181, RB
4.960%, 08/01/46	155	180

		1,078

North Carolina — 0.2%
University of North Carolina at Chapel Hill, Ser C, RB
3.327%, 12/01/36	2,150	2,176

Texas — 0.4%
City of Houston, Ser A, GO
6.290%, 03/01/32	2,665	3,305
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/42	530	658
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/49	60	86
Texas State, Build America Project, GO
5.517%, 04/01/39	540	708

		4,757

Total Municipal Bonds (Cost $51,247) ($ Thousands)		51,964

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 2.9%
Asian Development Bank MTN
1.500%, 01/22/20	2,330	$2,347
European Investment Bank MTN
1.875%, 03/15/19	5,590	5,699
1.375%, 06/15/20	2,960	2,943
1.250%, 05/15/19	6,030	6,023
1.125%, 12/15/16	4,910	4,920
Inter-American Development Bank MTN
1.750%, 10/15/19	3,655	3,738
International Bank for Reconstruction & Development
1.375%, 04/10/18	5,210	5,260
0.750%, 12/15/16	3,745	3,750
International Finance MTN
1.750%, 09/04/18	3,860	3,911
Province of Quebec Canada MTN
6.350%, 01/30/26	270	346

Total Sovereign Debt (Cost $38,886) ($ Thousands)		38,937

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bonds
3.000%, 11/15/45	7,780	8,405
U.S. Treasury Note
2.125%, 12/31/22	3,745	3,895
1.625%, 02/15/26	5,275	5,220
1.500%, 08/28/23	8,325	8,311
1.375%, 01/31/21	2,545	2,562
1.125%, 01/15/19	3,155	3,175
1.125%, 02/28/21	875	871
0.750%, 01/31/18	895	894
0.750%, 02/15/19	5,545	5,519

Total U.S. Treasury Obligations (Cost $38,627) ($ Thousands)		38,852

	Shares

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% ** †	13,208,753	13,209

Total Cash Equivalent (Cost $13,209) ($ Thousands)		13,209

Total Investments — 102.5% (Cost $1,402,925) ($ Thousands) @		$1,378,068

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(158)	Jun-2016	$122
U.S. Ultra Long Treasury Bond	(86)	Jun-2016	230

			$352

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,344,585 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 29, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $1,402,925 ($ Thousands), and the unrealized appreciation and depreciation were $11,708 ($ Thousands) and ($36,213) ($ Thousands), respectively.

AGM — Assured Guaranty Municipal Bond

Cl — Class

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,235,106	$—	$1,235,106
Municipal Bonds	—	51,964	—	51,964
Sovereign Debt	—	38,937	—	38,937
U.S. Treasury Obligations	—	38,852	—	38,852
Cash Equivalent	13,209	—	—	13,209

Total Investments in Securities	$13,209	$1,364,859	$—	$1,378,068

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$352	$—	$—	$352

Total Other Financial Instruments	$352	$—	$—	$352

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Concluded)

February 29, 2016

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$25,543	$662,851	$(675,185)	$13,209	$15

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 12.7%
Advance Auto Parts	7,700	$1,143
Amazon.com *	41,500	22,930
AutoNation *	8,900	458
AutoZone *	3,300	2,556
Bed Bath & Beyond *	17,100	820
Best Buy	35,000	1,134
BorgWarner	23,500	768
Cablevision Systems, Cl A	24,500	797
Carmax *	21,800	1,008
Carnival, Cl A	49,700	2,384
CBS, Cl B	46,043	2,228
Chipotle Mexican Grill, Cl A *	3,200	1,629
Coach	29,500	1,149
Comcast, Cl A	265,800	15,345
Darden Restaurants	12,300	786
Delphi Automotive	30,000	2,000
Discovery Communications, Cl A *	15,500	387
Discovery Communications, Cl C *	30,100	742
Dollar General	30,900	2,294
Dollar Tree *	26,584	2,133
DR Horton	35,800	957
Expedia	12,400	1,291
Ford Motor	420,700	5,263
GameStop, Cl A	10,400	320
Gap	27,600	763
Garmin	11,200	454
General Motors	152,600	4,493
Genuine Parts	16,351	1,474
Goodyear Tire & Rubber	31,700	955
H&R Block	27,400	901
Hanesbrands	41,400	1,179
Harley-Davidson	21,100	911
Harman International Industries	7,200	552
Hasbro	12,400	941
Home Depot	136,932	16,996
Interpublic Group	42,900	918
Johnson Controls	68,900	2,512
Kohl’s	21,000	980
L Brands	27,600	2,340
Leggett & Platt	14,400	643
Lennar, Cl A	21,100	885
Lowe’s	99,000	6,685
Macy’s	33,900	1,465
Marriott International, Cl A	20,900	1,424
Mattel	36,400	1,184
McDonald’s	99,800	11,696
Michael Kors Holdings *	20,100	1,139
Mohawk Industries *	6,828	1,227
NetFlix *	45,800	4,278
Newell Rubbermaid	28,200	1,072
News	14,100	161

Description	Shares	Market Value ($ Thousands)

News, Cl A	37,200	$402
NIKE, Cl B	146,200	9,004
Nordstrom	15,000	770
Omnicom Group	25,600	1,992
O’Reilly Automotive *	10,700	2,785
Priceline Group *	5,400	6,832
PulteGroup	31,700	545
PVH	8,600	681
Ralph Lauren, Cl A	6,500	590
Ross Stores	43,000	2,364
Royal Caribbean Cruises	18,200	1,353
Scripps Networks Interactive, Cl A	10,000	592
Signet Jewelers	8,400	911
Staples	69,900	661
Starbucks	161,000	9,372
Starwood Hotels & Resorts Worldwide	18,400	1,272
Target	66,500	5,217
TEGNA	23,600	581
Tiffany	13,200	858
Time Warner	86,100	5,700
Time Warner Cable, Cl A	30,500	5,821
TJX	72,000	5,335
Tractor Supply	14,700	1,243
TripAdvisor *	11,600	726
Twenty-First Century Fox, Cl A	124,700	3,369
Twenty-First Century Fox, Cl B	45,600	1,238
Under Armour, Cl A *	19,200	1,607
Urban Outfitters *	10,300	273
VF	36,200	2,357
Viacom, Cl B	37,500	1,382
Walt Disney	165,562	15,814
Whirlpool	8,200	1,274
Wyndham Worldwide	12,900	940
Wynn Resorts	8,400	693
Yum! Brands	43,600	3,160

		236,464

Consumer Staples — 10.5%
Altria Group	213,200	13,127
Archer-Daniels-Midland	66,900	2,339
Brown-Forman, Cl B	10,900	1,073
Campbell Soup	20,800	1,284
Church & Dwight	13,800	1,253
Clorox	14,000	1,770
Coca-Cola	422,800	18,235
Coca-Cola Enterprises	22,500	1,092
Colgate-Palmolive	96,800	6,354
ConAgra Foods	45,800	1,926
Constellation Brands, Cl A	19,300	2,730
Costco Wholesale	47,300	7,096
CVS Health	120,300	11,690
Dr. Pepper Snapple Group	20,450	1,872

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Estee Lauder, Cl A	23,600	$2,155
General Mills	64,300	3,784
Hershey	15,400	1,400
Hormel Foods	31,200	1,326
JM Smucker	12,982	1,656
Kellogg	27,200	2,013
Keurig Green Mountain	12,600	1,158
Kimberly-Clark	39,000	5,082
Kraft Heinz	63,866	4,919
Kroger	104,800	4,183
McCormick	13,600	1,268
Mead Johnson Nutrition, Cl A	19,200	1,416
Molson Coors Brewing, Cl B	20,700	1,765
Mondelez International, Cl A	171,900	6,967
Monster Beverage *	16,100	2,021
PepsiCo	158,562	15,511
Philip Morris International	168,700	15,357
Procter & Gamble	294,100	23,613
Reynolds American	88,842	4,480
Sysco	55,400	2,445
Tyson Foods, Cl A	30,900	2,001
Walgreens Boots Alliance	94,200	7,436
Wal-Mart Stores	170,455	11,308
Whole Foods Market	37,500	1,174

		196,279

Energy — 6.4%
Anadarko Petroleum	54,400	2,065
Apache	43,100	1,650
Baker Hughes	46,800	2,006
Cabot Oil & Gas	47,800	962
California Resources	7,736	4
Cameron International *	21,700	1,423
Chesapeake Energy	53,800	140
Chevron	203,300	16,963
Cimarex Energy	11,100	933
Columbia Pipeline Group	41,100	746
Concho Resources *	14,300	1,290
ConocoPhillips	132,400	4,479
CONSOL Energy	22,600	195
Devon Energy	44,700	880
Diamond Offshore Drilling	6,400	128
Ensco, Cl A	24,400	212
EOG Resources	58,900	3,813
EQT	16,100	897
Exxon Mobil	450,300	36,092
FMC Technologies *	24,100	591
Halliburton	91,300	2,947
Helmerich & Payne	11,200	593
Hess	27,500	1,199
Kinder Morgan	194,977	3,527
Marathon Oil	68,700	564

Description	Shares	Market Value ($ Thousands)

Marathon Petroleum	57,410	$1,966
Murphy Oil	17,300	297
National Oilwell Varco	42,800	1,253
Newfield Exploration *	18,200	496
Noble Energy	46,000	1,357
Occidental Petroleum	82,300	5,664
ONEOK	22,400	538
Phillips 66	50,800	4,033
Pioneer Natural Resources	18,100	2,182
Range Resources	18,100	430
Schlumberger	136,800	9,811
Southwestern Energy *	40,500	234
Spectra Energy	75,700	2,210
Tesoro	13,000	1,049
Transocean	38,700	335
Valero Energy	51,400	3,088
Williams	73,200	1,170

		120,412

Financials — 15.2%
Affiliated Managers Group *	5,900	818
Aflac	46,100	2,744
Allstate	41,500	2,634
American Express	90,300	5,019
American International Group	133,800	6,717
American Tower, Cl A ‡	45,647	4,209
Ameriprise Financial	19,000	1,595
Aon	30,600	2,916
Apartment Investment & Management,
Cl A ‡	17,600	644
Assurant	7,800	555
AvalonBay Communities ‡	15,300	2,626
Bank of America	1,132,900	14,184
Bank of New York Mellon	117,700	4,165
BB&T	83,500	2,685
Berkshire Hathaway, Cl B *	202,600	27,183
BlackRock, Cl A	13,641	4,255
Boston Properties ‡	17,400	1,986
Capital One Financial	57,200	3,760
CBRE Group, Cl A *	31,500	800
Charles Schwab	127,900	3,204
Chubb	49,526	5,722
Cincinnati Financial	15,400	972
Citigroup	323,900	12,583
Citizens Financial Group	57,900	1,113
CME Group, Cl A	36,100	3,301
Comerica	18,500	625
Crown Castle International ‡	35,800	3,097
Discover Financial Services	46,600	2,163
E*TRADE Financial *	30,000	704
Equinix ‡	7,657	2,325
Equity Residential ‡	38,800	2,890

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Essex Property Trust ‡	7,500	$1,570
Extra Space Storage ‡	13,600	1,117
Federal Realty Investment Trust ‡	7,600	1,125
Fifth Third Bancorp	84,700	1,292
Franklin Resources	40,700	1,459
General Growth Properties ‡	61,400	1,690
Goldman Sachs Group	42,800	6,400
Hartford Financial Services Group	43,800	1,845
HCP ‡	52,900	1,565
Host Hotels & Resorts ‡	80,785	1,237
Huntington Bancshares	84,200	737
Intercontinental Exchange	12,669	3,021
Invesco	44,800	1,198
Iron Mountain ‡	19,471	572
JPMorgan Chase	397,900	22,402
KeyCorp	88,900	938
Kimco Realty ‡	43,900	1,174
Legg Mason	12,500	357
Leucadia National	32,800	474
Lincoln National	28,800	1,052
Loews	32,400	1,178
M&T Bank	17,321	1,776
Macerich ‡	14,600	1,155
Marsh & McLennan	56,000	3,195
McGraw Hill Financial	29,200	2,620
MetLife	119,900	4,743
Moody’s	18,447	1,638
Morgan Stanley	161,700	3,994
Nasdaq	12,300	778
Navient	39,300	426
Northern Trust	23,100	1,372
People’s United Financial	38,200	558
PNC Financial Services Group	54,700	4,448
Principal Financial Group	28,800	1,089
Progressive	61,900	1,976
Prologis ‡	56,300	2,165
Prudential Financial	50,000	3,304
Public Storage ‡	15,800	3,942
Realty Income ‡	27,200	1,592
Regions Financial	139,600	1,050
Simon Property Group ‡	33,400	6,337
SL Green Realty ‡	11,600	1,023
SunTrust Banks	57,800	1,918
Synchrony Financial *	88,611	2,388
T. Rowe Price Group	28,500	1,970
Torchmark	12,300	630
Travelers	32,700	3,516
Unum Group	26,100	745
US Bancorp	177,800	6,849
Ventas ‡	35,200	1,960
Vornado Realty Trust ‡	20,200	1,744

Description	Shares	Market Value ($ Thousands)

Wells Fargo	502,500	$23,577
Welltower ‡	37,600	2,398
Weyerhaeuser ‡	84,827	2,204
Willis Towers Watson	15,695	1,779
XL Group, Cl A	31,400	1,079
Zions Bancorporation	22,900	488

		283,023

Health Care — 14.5%
Abbott Laboratories	161,200	6,245
AbbVie	177,300	9,682
Aetna	37,518	4,076
Agilent Technologies	35,200	1,315
Alexion Pharmaceuticals *	24,100	3,393
Allergan *	42,800	12,417
AmerisourceBergen	22,161	1,920
Amgen	82,000	11,667
Anthem	28,100	3,672
Baxalta	65,300	2,515
Baxter International	58,100	2,295
Becton Dickinson	22,477	3,314
Biogen *	24,100	6,252
Boston Scientific *	143,000	2,428
Bristol-Myers Squibb	181,200	11,222
C.R. Bard	7,800	1,501
Cardinal Health	35,100	2,868
Celgene *	85,200	8,591
Cerner *	34,600	1,767
Cigna	27,700	3,867
DaVita HealthCare Partners *	18,500	1,220
Dentsply International	22,400	1,365
Edwards Lifesciences *	24,300	2,114
Eli Lilly	105,600	7,603
Endo International *	22,700	949
Express Scripts Holding *	73,000	5,138
Gilead Sciences	156,756	13,677
HCA Holdings *	35,200	2,436
Henry Schein *	9,400	1,555
Humana	15,900	2,814
Illumina *	16,400	2,464
Intuitive Surgical *	4,200	2,365
Johnson & Johnson	299,200	31,479
Laboratory Corp of America Holdings *	10,854	1,192
Mallinckrodt *	12,200	793
McKesson	24,600	3,828
Medtronic	152,755	11,822
Merck	304,100	15,269
Mylan *	46,600	2,100
Patterson	8,900	387
PerkinElmer	12,000	567
Perrigo	15,500	1,957
Pfizer	666,996	19,790

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Quest Diagnostics	15,300	$1,018
Regeneron Pharmaceuticals *	8,300	3,187
St. Jude Medical	31,900	1,713
Stryker	33,900	3,386
Tenet Healthcare *	9,100	226
Thermo Fisher Scientific	43,100	5,568
UnitedHealth Group	103,600	12,339
Universal Health Services, Cl B	9,700	1,071
Varian Medical Systems *	10,400	813
Vertex Pharmaceuticals *	26,100	2,231
Waters *	8,600	1,035
Zimmer Holdings	19,500	1,888
Zoetis, Cl A	51,767	2,125

		270,491

Industrials — 10.0%
3M	66,800	10,479
ADT	18,500	747
Allegion	11,333	714
American Airlines Group	67,100	2,751
Ametek	25,100	1,165
Boeing	68,200	8,060
C.H. Robinson Worldwide	15,200	1,061
Caterpillar	62,400	4,225
Cintas	10,300	865
CSX	105,300	2,542
Cummins	17,400	1,698
Danaher	64,400	5,749
Deere	33,400	2,678
Delta Air Lines	84,700	4,086
Dover	17,000	1,033
Dun & Bradstreet	3,500	335
Eaton	50,101	2,841
Emerson Electric	70,300	3,433
Equifax	13,600	1,426
Expeditors International of Washington	19,900	911
Fastenal	30,400	1,377
FedEx	28,249	3,867
Flowserve	14,000	588
Fluor	15,200	700
General Dynamics	32,000	4,361
General Electric	1,020,592	29,740
Honeywell International	83,500	8,463
Illinois Tool Works	35,156	3,313
Ingersoll-Rand	29,900	1,661
Jacobs Engineering Group *	12,300	475
JB Hunt Transport Services	9,700	740
Kansas City Southern	11,600	948
L-3 Communications Holdings	8,600	1,009
Lockheed Martin	28,600	6,172
Masco	36,300	1,024
Nielsen Holdings	39,600	1,993

Description	Shares	Market Value ($ Thousands)

Norfolk Southern	31,900	$2,334
Northrop Grumman	19,500	3,748
Paccar	37,600	1,936
Parker Hannifin	15,400	1,559
Pentair	21,146	1,009
Pitney Bowes	18,800	341
Quanta Services *	20,300	412
Raytheon	32,200	3,988
Republic Services, Cl A	27,800	1,270
Robert Half International	14,100	555
Rockwell Automation	14,200	1,478
Rockwell Collins	14,400	1,261
Roper Industries	11,400	1,914
Ryder System	6,200	352
Snap-on	6,400	926
Southwest Airlines	70,500	2,957
Stanley Black & Decker	16,400	1,542
Stericycle *	9,000	1,025
Textron	29,800	1,018
Tyco International	48,000	1,689
Union Pacific	92,400	7,287
United Continental Holdings *	39,700	2,273
United Parcel Service, Cl B	75,300	7,270
United Rentals *	10,800	557
United Technologies	83,800	8,097
Verisk Analytics, Cl A *	18,000	1,311
Waste Management	46,500	2,597
WW Grainger	6,200	1,345
Xylem	19,000	711

		185,992

Information Technology — 20.0%
Accenture, Cl A	67,500	6,768
Activision Blizzard	57,200	1,812
Adobe Systems *	53,700	4,573
Akamai Technologies *	18,600	1,004
Alliance Data Systems *	6,600	1,387
Alphabet, Cl A *	31,445	22,553
Alphabet, Cl C *	32,122	22,414
Amphenol, Cl A	32,900	1,746
Analog Devices	35,500	1,881
Apple	603,400	58,343
Applied Materials	122,000	2,302
Autodesk *	24,000	1,242
Automatic Data Processing	49,700	4,209
Broadcom	41,893	5,612
CA	34,300	1,005
Cisco Systems	552,400	14,462
Citrix Systems *	16,600	1,173
Cognizant Technology Solutions, Cl A *	65,400	3,726
Corning	118,000	2,159
CSRA	15,200	394

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

eBay *	118,300	$2,816
Electronic Arts *	35,100	2,255
EMC	208,600	5,451
F5 Networks *	7,500	721
Facebook, Cl A *	245,500	26,249
Fidelity National Information Services	29,900	1,742
First Solar *	7,800	561
Fiserv *	24,400	2,333
FLIR Systems	13,200	409
Harris	13,600	1,061
Hewlett Packard Enterprise	191,300	2,539
HP	204,300	2,184
Intel	513,600	15,197
International Business Machines	96,958	12,704
Intuit	28,300	2,735
Juniper Networks	41,600	1,028
Kla-Tencor	16,900	1,145
Lam Research	16,587	1,216
Linear Technology	24,900	1,086
MasterCard, Cl A	107,400	9,335
Microchip Technology	22,300	992
Micron Technology *	124,200	1,320
Microsoft	864,200	43,970
Motorola Solutions	17,267	1,269
NetApp	32,400	805
Nvidia	58,200	1,825
Oracle	348,100	12,803
Paychex	34,200	1,758
PayPal Holdings *	119,800	4,569
Qorvo *	15,600	703
Qualcomm	162,700	8,264
Red Hat *	19,900	1,300
Salesforce.com *	66,900	4,532
SanDisk	21,800	1,575
Seagate Technology	34,700	1,088
Skyworks Solutions	21,900	1,455
Symantec	71,400	1,379
TE Connectivity	41,900	2,385
Teradata *	14,700	367
Texas Instruments	109,400	5,800
Total System Services	17,600	767
VeriSign *	11,600	980
Visa, Cl A	211,900	15,339
Western Digital	25,000	1,088
Western Union	58,200	1,063
Xerox	100,300	964
Xilinx	27,200	1,284
Yahoo! *	93,100	2,960

		374,136

Materials — 2.8%
Air Products & Chemicals	20,700	2,742

Description	Shares	Market Value ($ Thousands)

Airgas	7,000	$991
Alcoa	140,900	1,258
Avery Dennison	11,000	716
Ball	15,000	993
CF Industries Holdings	25,000	912
Dow Chemical	121,200	5,892
E.I. du Pont de Nemours	94,700	5,764
Eastman Chemical	16,100	1,033
Ecolab	28,500	2,923
FMC	13,900	523
Freeport-McMoRan, Cl B	124,800	952
International Flavors & Fragrances	8,800	909
International Paper	44,800	1,599
LyondellBasell Industries, Cl A	38,600	3,096
Martin Marietta Materials	7,200	1,027
Monsanto	47,400	4,266
Mosaic	36,800	981
Newmont Mining	60,700	1,568
Nucor	36,800	1,448
Owens-Illinois *	17,100	256
PPG Industries	28,800	2,780
Praxair	30,564	3,111
Sealed Air	21,900	1,001
Sherwin-Williams	8,875	2,401
Vulcan Materials	14,100	1,389
WestRock	27,341	923

		51,454

Telecommunication Services — 2.7%
AT&T	665,016	24,572
CenturyLink	59,100	1,808
Frontier Communications	130,800	708
Level 3 Communications *	30,900	1,500
Verizon Communications	439,800	22,311

		50,899

Utilities — 3.3%
AES	67,200	659
AGL Resources	12,400	802
Ameren	26,400	1,239
American Electric Power	54,700	3,378
Centerpoint Energy	49,900	930
CMS Energy	30,100	1,191
Consolidated Edison	31,300	2,191
Dominion Resources	63,900	4,468
DTE Energy	18,900	1,590
Duke Energy	74,130	5,506
Edison International	34,600	2,358
Entergy	18,800	1,358
Eversource Energy	35,700	1,938
Exelon	97,700	3,077
FirstEnergy	48,400	1,620

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

NextEra Energy	49,600	$5,596
NiSource	33,000	709
NRG Energy	35,100	378
Pepco Holdings	26,300	688
PG&E	52,300	2,967
Pinnacle West Capital	11,500	792
PPL	71,900	2,516
Public Service Enterprise Group	54,000	2,304
SCANA	16,500	1,073
Sempra Energy	25,100	2,422
Southern	97,600	4,702
TECO Energy	27,100	744
WEC Energy Group	34,162	1,925
Xcel Energy	54,100	2,139

		61,260

Total Common Stock (Cost $1,501,383) ($ Thousands)		1,830,410

EXCHANGE TRADED FUND — 0.3%

Exchange Traded Fund — 0.3%
SPDR S&P 500 ETF Trust	33,741	6,531

Total Exchange Traded Fund (Cost $6,055) ($ Thousands)		6,531

	Number of Rights
RIGHTS — 0.0%

United States — 0.0%
Safeway - PDC * ‡‡	22	1
Safeway CVR - Casa Ley * ‡‡	22	22

Total Rights (Cost $—) ($ Thousands)		23

Total Investments — 98.4% (Cost $1,507,438) ($ Thousands) @		$1,836,964

	Contracts
PURCHASED OPTION (A) — 0.0%
March 2016, VIX U.S. Call, Expires
03/16/2016, Strike Price $28 *	15,000	675

Total Purchased Option (Cost $690) ($ Thousands)		675

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	(741)	Mar-2016	$3,315
Topix Index	613	Mar-2016	(7,239)

			$(3,924)

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 29, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)	Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/20/16	USD	159	TWD	5,308	$—
04/20/16	USD	428	SGD	603	—
04/20/16	USD	8,257	JPY	930,925	5
04/20/16	USD	14,057	EUR	12,946	30
04/20/16	SGD	106,279	USD	74,254	(1,237)
04/20/16	EUR	184,848	USD	201,779	644
04/20/16	JPY	1,130,398	USD	9,477	(556)
04/20/16	TWD	2,502,073	USD	74,537	(469)
04/20/16	KRW	209,295,269	USD	173,197	4,767
04/21/16	USD	98,728	INR	6,694,367	(1,637)
04/21/16	INR	240,115	USD	3,493	10
01/09/17	USD	3,962	SAR	15,103	26
01/09/17	SAR	367,324	USD	95,149	(1,832)

					$(249)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 29, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(415,013)	$410,323	$(4,690)
Bank of Montreal	(98,965)	99,267	302
Citigroup	(75,006)	74,537	(469)
Goldman Sachs	(4,160)	4,005	(155)
Standard Chartered Bank	(163,005)	167,768	4,763

			$(249)

For the period ended February 29, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Concluded)

February 29, 2016

A list of the OTC swap agreements held by the Fund at February 29, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	1.99%	US CPI URBAN CONSUMERS NSA	12/24/2045	USD	54,920	$(2,514)
Bank of America	UK RPI ALL ITEMS NSA	3.46%	12/24/2045	GBP	20,500	3,076
Bank of America	2.06%	US CPI URBAN CONSUMERS NSA	11/13/2045	USD	38,660	(2,736)
Bank of America	UK RPI ALL ITEMS NSA	3.47%	11/13/2045	GBP	14,930	2,457

						$283

For the period ended February 29, 2016, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,866,649 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $1,507,438 ($ Thousands), and the unrealized appreciation and depreciation were $406,846 ($ Thousands) and ($77,320) ($ Thousands), respectively.

Cl — Class

CPI — Consumer Price Index

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

OTC — Over the Counter

RPI — Retail Price Index

S&P — Standard & Poor’s

SAR — Saudi Arabian Riyal

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipts

TWD — Taiwanese Dollar

USD — U.S. Dollar

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,830,410	$—	$—	$1,830,410
Exchange Traded Fund	6,531	—	—	6,531
Rights	—	23	—	23

Total Investments in Securities	$1,836,941	$23	$—	$1,836,964

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$675	$—	$675
Futures Contracts *
Unrealized Appreciation	3,315	—	—	3,315
Unrealized Depreciation	(7,239)	—	—	(7,239)
Forward Contracts *
Unrealized Appreciation	—	5,482	—	5,482
Unrealized Depreciation	—	(5,731)	—	(5,731)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	5,533	—	5,533
Unrealized Depreciation	—	(5,250)	—	(5,250)

Total Other Financial Instruments	$(3,924)	$709	$—	$(3,215)

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 29, 2016

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 67.7%
U.S. Treasury Bills (A)
0.426%, 06/02/2016	$69,300	$69,243
0.328%, 05/12/2016	33,000	32,981
0.105%, 04/21/2016	12,000	11,995
U.S. Treasury Inflation-Protected Securities
2.125%, 01/15/2019 (F)	11,789	12,631
1.375%, 01/15/2020 (F)	26,308	27,873
1.250%, 07/15/2020	38,986	41,407
0.625%, 07/15/2021	26,183	27,097
0.250%, 01/15/2025	1,222	1,214
0.125%, 04/15/2017 (F)	47,798	48,098
0.125%, 04/15/2018 (F)	71,033	71,751
0.125%, 04/15/2019 (F)	74,745	75,563
0.125%, 04/15/2020 (F)	52,344	52,815

Total U.S. Treasury Obligations (Cost $471,691) ($ Thousands)		472,668

COMMON STOCK — 28.6%

Consumer Staples — 4.7%
Altria Group (F)	73,800	4,544
Avon Products	213,100	812
Campbell Soup (F)	66,600	4,113
Central Garden and Pet, Cl A *	22,400	303
Clorox	4,300	544
Coca-Cola	23,000	992
CVS Health (F)	22,300	2,167
Dean Foods	135,400	2,612
Dr. Pepper Snapple Group (F)	22,800	2,087
Farmer Bros *	1,500	40
Fresh Del Monte Produce	5,600	225
Hormel Foods	44,200	1,879
Ingles Markets, Cl A	1,400	47
Ingredion	1,900	192
John B Sanfilippo & Son	6,800	473
Kroger	19,800	790
Medifast	6,300	191
Natural Health Trends	23,400	729
Omega Protein *	13,500	321
PepsiCo	14,500	1,418
Post Holdings *	8,800	611
Procter & Gamble	22,300	1,790
Reynolds American	22,500	1,135
Seaboard *	33	97
Sysco	22,900	1,011
Tyson Foods, Cl A	15,100	978

Description	Shares	Market Value ($ Thousands)

Universal	13,200	$719
Walgreens Boots Alliance	4,300	339
Wal-Mart Stores	21,200	1,406

		32,565

Energy — 8.3%
Alon USA Energy	44,100	435
Antero Resources *	49,400	1,129
Atwood Oceanics	333,800	2,296
Cheniere Energy *	17,000	608
Chevron (F)	33,470	2,793
Clean Energy Fuels *	45,000	130
CVR Energy	8,100	192
DHT Holdings	375,100	2,187
Diamond Offshore Drilling (F)	214,100	4,284
EP Energy, Cl A *	309,197	532
Exxon Mobil (F)	132,000	10,580
Frontline	23,120	205
Hallador Energy	17,600	85
Marathon Petroleum (F)	88,100	3,017
McDermott International *	471,900	1,557
Noble (F)	421,200	3,509
Nordic American Tankers	109,000	1,506
PBF Energy, Cl A	4,400	133
PHI *	3,400	62
Pioneer Energy Services *	148,100	203
Renewable Energy Group *	35,000	255
REX American Resources *	9,400	475
Rowan, Cl A	238,400	3,175
Schlumberger (F)	51,900	3,722
Superior Energy Services	96,200	989
Teekay Tankers, Cl A	59,000	242
Tesoro (F)	38,800	3,130
Transocean (F)	319,500	2,764
Valero Energy (F)	83,700	5,029
Western Refining	96,100	2,563
Williams	2,700	43

		57,830

Financials — 2.4%
AmTrust Financial Services	14,800	362
Annaly Capital Management ‡ (F)	208,700	2,114
Ashford Hospitality Trust ‡	5,800	32
Banc of California	31,500	483
Bancorp *	32,300	154
Cincinnati Financial	8,900	562
Citigroup	14,000	544
CoreSite Realty ‡	16,100	1,038
Digital Realty Trust ‡	16,500	1,305
Dynex Capital ‡	9,600	61
Franklin Financial Network *	5,700	157
Getty Realty ‡	2,430	44
Heartland Financial USA	8,000	235

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

International FCStone *	15,700	$401
Jones Lang LaSalle	3,300	337
Kimco Realty ‡	62,000	1,658
Lamar Advertising, Cl A ‡	22,100	1,263
Old Republic International	36,000	641
Public Storage ‡	200	50
RE, Cl A	8,400	269
Ryman Hospitality Properties ‡	28,000	1,340
Simon Property Group ‡	6,800	1,290
SunTrust Banks	9,100	302
Weyerhaeuser ‡	81,760	2,124

		16,766

Health Care — 7.1%
Aetna	5,800	630
Amedisys *	33,300	1,223
Amgen (F)	19,000	2,703
AMN Healthcare Services *	18,600	529
Anthem	1,900	248
Bristol-Myers Squibb	22,600	1,400
Bruker	46,800	1,216
Cambrex *	55,200	2,129
Centene * (F)	65,000	3,702
Charles River Laboratories International *	20,300	1,491
Cigna	200	28
Computer Programs & Systems	15,400	873
Cross Country Healthcare *	17,500	217
Depomed *	81,400	1,244
Gilead Sciences (F)	65,600	5,724
Health Net *	47,300	2,943
Hologic *	36,200	1,254
ICU Medical *	5,900	542
INC Research Holdings, Cl A *	7,300	290
Inovio Pharmaceuticals *	32,000	202
Johnson & Johnson (F)	43,800	4,608
Karyopharm Therapeutics *	12,400	73
Lannett *	18,900	476
LeMaitre Vascular	10,700	158
LHC Group *	5,900	210
Magellan Health Services *	6,600	416
Merck	14,600	733
Mettler Toledo International *	5,260	1,656
Molina Healthcare *	44,800	2,779
NewLink Genetics *	9,400	198
OraSure Technologies *	56,300	378
PDL BioPharma	287,700	866
Pfizer	104,600	3,103
Sucampo Pharmaceuticals, Cl A *	45,500	598
Supernus Pharmaceuticals *	37,200	466
United Therapeutics *	200	24
UnitedHealth Group	14,000	1,667

Description	Shares	Market Value ($ Thousands)

Waters *	19,200	$2,310

		49,307

Industrials — 1.5%
Argan	32,900	1,062
Comfort Systems USA	18,100	508
Ennis	20,400	403
FreightCar America	7,400	110
Greenbrier	49,900	1,270
Hawaiian Holdings * (F)	96,400	4,147
Heidrick & Struggles International	12,800	301
JetBlue Airways *	30,600	673
RPX *	37,700	373
SkyWest	51,600	931
Spirit AeroSystems Holdings, Cl A *	10,500	483
United Continental Holdings *	1,200	69
USA Truck *	7,200	113
Wabash National *	20,100	236

		10,679

Information Technology — 3.1%
Accenture, Cl A	19,700	1,975
Brightcove *	29,200	175
CACI International, Cl A *	6,700	647
Cadence Design Systems *	39,100	843
EarthLink Holdings	183,900	1,037
Electronic Arts * (F)	31,200	2,004
ExlService Holdings *	8,700	410
Gigamon *	11,500	315
Global Payments	5,100	311
Hackett Group	23,800	331
Heartland Payment Systems	1,800	168
Leidos Holdings	15,400	666
Manhattan Associates *	37,400	2,067
Microsoft	38,000	1,933
Monster Worldwide *	90,200	269
NeuStar, Cl A *	114,900	2,858
Nuance Communications *	39,000	761
Paycom Software *	27,300	870
Stamps.com *	6,300	747
Unisys *	41,900	451
Vantiv, Cl A *	42,400	2,206
Vasco Data Security International *	59,000	811
Zix *	31,400	125

		21,980

Telecommunication Services — 0.7%
AT&T (F)	64,600	2,387
Atlantic Telegraph-Network	2,400	173
IDT, Cl B	22,800	297
Inteliquent	32,300	550
Intelsat *	7,900	13
Shenandoah Telecommunications	21,600	522

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telephone & Data Systems	17,300	$462
US Cellular *	1,900	79
Verizon Communications	8,000	406

		4,889

Utilities — 0.8%
Exelon	38,900	1,225
National Fuel Gas	6,800	311
NiSource	48,400	1,040
PPL	55,800	1,952
UGI	26,800	990

		5,518

Total Common Stock (Cost $198,750) ($ Thousands)		199,534

MORTGAGE-BACKED SECURITIES — 6.8%

Agency Mortgage-Backed Obligations — 0.1%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	$867	877

		877

Non-Agency Mortgage-Backed Obligations — 6.7%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	122	114
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	309	277
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	198	189
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	508	425
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	208	172
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	297	262
Alternative Loan Trust, Ser 2007-2CB, Cl 2A4
5.750%, 03/25/2037	291	251
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (B)	1,360	1,414
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	78	80

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (B)	$568	$573
Bellemeade Re, Ser 2015-1A, Cl M1
2.927%, 07/25/2025 (B) (C)	389	386
BHMS, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/2033 (C)	905	921
Carefree Portfolio Trust, Ser 2014-CARE, Cl A
1.751%, 11/15/2019 (B) (C)	516	513
CGRBS, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	285	293
Chase Mortgage Finance Trust, Ser 2007- S5, Cl 1A17
6.000%, 07/25/2037	158	130
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	268	245
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/2036	380	340
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	137	122
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
6.033%, 03/15/2049 (B)	29	29
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.457%, 04/10/2046 (B) (C)	560	459
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	781
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (C)	1,240	1,224
COMM Mortgage Trust, Ser 2014-KYO, Cl A
1.324%, 06/11/2027 (B) (C)	663	647
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.576%, 06/15/2034 (B) (C)	320	314
COMM Mortgage Trust, Ser C8, Cl A1A
5.292%, 12/10/2046	1,158	1,175
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.245%, 12/10/2049 (B)	1,165	1,229
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	1,065	1,088
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	246	250

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	$349	$292
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2007-HYB2, Cl 3A1
2.764%, 02/25/2047 (B)	163	144
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.889%, 06/15/2039 (B)	461	467
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.691%, 08/15/2048	641	670
CSMC Series, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (C)	431	356
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.957%, 05/15/2046 (B)	151	157
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.617%, 12/25/2036 (B)	301	182
Extended Stay America Trust, Ser 2013- ESH7, Cl A17
2.295%, 12/05/2031 (C)	180	179
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.677%, 11/25/2023 (B)	785	752
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.277%, 04/25/2024 (B)	173	173
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.427%, 08/25/2024 (B)	890	820
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
4.977%, 10/25/2024 (B)	250	238
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
5.177%, 10/25/2024 (B)	650	623
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
3.736%, 10/25/2027 (B)	265	239
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.036%, 12/25/2027 (B)	1,107	1,098
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
5.136%, 04/25/2028 (B)	292	257
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.627%, 03/25/2025 (B)	425	424
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
3.086%, 03/25/2028 (B)	840	830

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
5.236%, 05/25/2028 (B)	$280	$246
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.236%, 05/25/2028 (B)	311	308
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
5.986%, 07/25/2028 (B)	350	330
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	125	100
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.627%, 07/25/2024 (B)	217	215
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.327%, 11/25/2024 (B)	533	511
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.427%, 11/25/2024 (B)	205	198
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.727%, 02/25/2025 (B)	415	396
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.427%, 05/25/2025 (B)	465	430
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M1
1.936%, 07/25/2025 (B)	364	364
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.427%, 07/25/2025 (B)	718	668
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.427%, 07/25/2025 (B)	282	261
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
5.977%, 04/25/2028 (B)	750	708
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.894%, 04/25/2028 (B)	218	207
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
7.177%, 08/25/2028 (B)	478	486
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
7.377%, 08/25/2028 (B)	211	216
GS Mortgage Securites, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (B)	195	192
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.988%, 08/10/2045 (B)	567	582
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (B), (C)	1,485	1,507
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	259	263

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

H/2 Asset Funding, Ser 2015-1A
1.850%, 06/24/2049	$707	$704
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.686%, 03/25/2035 (B)	135	114
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	592	622
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.669%, 11/15/2048 (B)	585	479
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B) (C)	164	163
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.889%, 02/12/2049 (B)	100	102
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.206%, 02/15/2051 (B)	75	79
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (B)	1,275	1,320
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,180	1,208
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/2051	720	734
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (C)	75	75
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.351%, 06/15/2029 (B) (C)	923	907
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.126%, 07/15/2036 (B) (C)	913	907
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LDP9, Cl AM
5.372%, 05/15/2047	364	365
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	231	200
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (B)	313	314
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	287	293

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	$305	$312
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (C)	494	493
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (B) (C)	748	757
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)	179	181
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	304	307
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	289	300
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.377%, 11/15/2026 (B) (C)	151	151
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
2.297%, 08/15/2026 (B) (C)	151	151
PFP III, Ser 2014-1, Cl A
1.596%, 06/14/2031 (B) (C)	61	61
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (C)	601	517
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.739%, 05/26/2037 (B) (C)	527	444
RSO, Ser 2014-CRE2, Cl A
1.476%, 04/15/2032 (B) (C)	294	292
Starwood Retail Property Trust, Ser STAR, Cl A
1.646%, 11/15/2027 (B) (C)	585	579
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	98	100
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	195
UBS-Citigroup Commercial Mortgage Trust, Ser C1, Cl E
5.888%, 01/10/2045 (B) (C)	239	245
Wachovia Bank Commercial Mortgage Trust Series, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (B)	315	316
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.620%, 12/15/2047 (B)	527	483

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.677%, 11/25/2025 (B) (C)	$432	$433
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.927%, 11/25/2025 (B) (C)	122	123
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	184	179
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl D
4.963%, 11/15/2045 (B) (C)	354	321
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	280	290
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	549	568

		46,376

Total Mortgage-Backed Securities (Cost $48,472) ($ Thousands)		47,253

CORPORATE OBLIGATIONS — 6.6%

Consumer Discretionary — 0.9%
21st Century Fox America
6.150%, 02/15/2041	75	81
4.500%, 02/15/2021	90	98
4.000%, 10/01/2023	117	124
3.000%, 09/15/2022	420	421
CBS
5.750%, 04/15/2020	145	162
3.500%, 01/15/2025	625	606
Comcast
6.450%, 03/15/2037	40	51
CSC Holdings LLC
8.625%, 02/15/2019	126	135
Dana Holdings
6.000%, 09/15/2023	91	87
DIRECTV Holdings
4.600%, 02/15/2021	60	65
3.800%, 03/15/2022	110	113
DIRECTV Holdings LLC
4.450%, 04/01/2024	734	772
Discovery Communications LLC
3.450%, 03/15/2025	338	304
Ford Motor Credit LLC
5.875%, 08/02/2021	200	220
4.375%, 08/06/2023	260	267
2.597%, 11/04/2019	346	342

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Motors
3.500%, 10/02/2018	$365	$366
KB Home
4.750%, 05/15/2019	294	281
Kohl’s
4.250%, 07/17/2025	897	862
Time Warner
4.700%, 01/15/2021	130	140
3.550%, 06/01/2024	559	550
Time Warner Cable
4.500%, 09/15/2042	245	200
4.125%, 02/15/2021	65	67
Viacom
3.875%, 04/01/2024	267	250

		6,564

Consumer Staples — 0.6%
Altria Group
4.750%, 05/05/2021	215	238
2.625%, 01/14/2020	895	912
Bunge Finance
4.100%, 03/15/2016	125	125
Kraft Heinz Foods
3.500%, 07/15/2022 (C)	472	486
2.800%, 07/02/2020 (C)	370	375
Reynolds American
4.000%, 06/12/2022	654	705
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (C)	415	348
Walgreens Boots Alliance
3.800%, 11/18/2024	885	887

		4,076

Energy — 0.8%
DCP Midstream
4.750%, 09/30/2021 (C)	75	51
Diamond Offshore Drilling
4.875%, 11/01/2043	301	179
Energy Transfer Partners
5.200%, 02/01/2022	465	402
4.650%, 06/01/2021	85	74
EnLink Midstream Partners
5.050%, 04/01/2045	371	221
Enterprise Products Operating
5.200%, 09/01/2020	110	116
Enterprise Products Operating LLC
3.700%, 02/15/2026	810	758
Freeport-McMoran Oil & Gas LLC
6.500%, 11/15/2020	129	95
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	43
3.950%, 09/01/2022	536	485

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Marathon Petroleum
5.125%, 03/01/2021	$47	$47
Noble Energy
8.250%, 03/01/2019	174	178
4.150%, 12/15/2021	340	296
3.900%, 11/15/2024	463	390
ONEOK
4.250%, 02/01/2022	111	82
Plains All American Pipeline
3.600%, 11/01/2024	660	507
Regency Energy Partners
4.500%, 11/01/2023	72	61
Schlumberger Holdings
3.000%, 12/21/2020 (C)	880	864
SM Energy
6.500%, 01/01/2023	35	14
Transocean
6.500%, 11/15/2020	390	230
Valero Energy
6.125%, 02/01/2020	149	160
Williams Partners
3.900%, 01/15/2025	176	131

		5,384

Financials — 1.4%
American International Group
6.400%, 12/15/2020	41	47
4.875%, 06/01/2022	410	437
American Tower
5.050%, 09/01/2020 ‡	145	155
4.700%, 03/15/2022 ‡	230	243
3.500%, 01/31/2023 ‡	110	108
2.800%, 06/01/2020 ‡	450	447
Bank of America MTN
6.500%, 12/31/2049 (B)	233	238
0.709%, 03/28/2018 (B)	850	907
Citigroup
3.875%, 03/26/2025	680	652
Cooperatieve Rabobank UA
4.375%, 08/04/2025	425	427
Goldman Sachs Group MTN
2.236%, 11/29/2023 (B)	1,315	1,290
Hartford Financial Services Group
5.500%, 03/30/2020	80	88
5.125%, 04/15/2022	335	371
Health Care
5.250%, 01/15/2022 ‡	540	582
Healthcare Realty Trust
5.750%, 01/15/2021 ‡	320	357
Host Hotels & Resorts
5.250%, 03/15/2022 ‡	70	75
3.750%, 10/15/2023 ‡	13	12

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Finance
6.676%, 01/15/2021	$60	$67
JPMorgan Chase
6.400%, 05/15/2038	40	50
Lincoln National
4.200%, 03/15/2022	110	114
MetLife
7.717%, 02/15/2019	50	58
5.700%, 06/15/2035	65	72
5.250%, 12/29/2049 (B)	635	599
Morgan Stanley MTN
5.500%, 07/28/2021	168	189
4.750%, 03/22/2017	40	41
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	18	18
Nationwide Financial Services
5.375%, 03/25/2021 (C)	320	354
PNC Bank
3.800%, 07/25/2023	460	483
Prudential Financial
5.625%, 06/15/2043 (B)	235	232
Santander Bank
1.551%, 01/12/2018 (B)	990	979
Santander Issuances
5.179%, 11/19/2025	400	372
SLM MTN
7.250%, 01/25/2022	15	14

		10,078

Health Care — 0.9%
AbbVie
3.600%, 05/14/2025	479	489
Actavis Funding SCS
3.850%, 06/15/2024	241	249
3.800%, 03/15/2025	846	871
Baxalta
3.600%, 06/23/2022 (C)	745	739
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	337	350
Becton Dickinson
3.734%, 12/15/2024	403	416
Biogen
3.625%, 09/15/2022	464	479
Celgene
3.875%, 08/15/2025	530	546
Gilead Sciences
3.650%, 03/01/2026	722	756
Laboratory Corp of America Holdings
3.600%, 02/01/2025	285	282
Medtronic
3.500%, 03/15/2025	920	966

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Perrigo Finance
3.900%, 12/15/2024	$320	$312
3.500%, 12/15/2021	217	215

		6,670

Industrials — 0.2%
AerCap Aviation Solutions
6.375%, 05/30/2017	355	367
General Electric
5.000%, 12/29/2049 (B)	200	203
International Lease Finance
5.875%, 04/01/2019	249	263
Novelis
8.375%, 12/15/2017	76	76
Reynolds Group Issuer
5.750%, 10/15/2020	345	354

		1,263

Information Technology — 0.2%
Advanced Micro Devices
6.750%, 03/01/2019	301	220
Intel
4.800%, 10/01/2041	95	101
KLA-Tencor
4.650%, 11/01/2024	691	679
Seagate HDD Cayman
4.750%, 01/01/2025	343	263
Total System Services
2.375%, 06/01/2018	90	89

		1,352

Materials — 0.3%
Barrick
4.100%, 05/01/2023	49	46
Dow Chemical
4.250%, 11/15/2020	41	44
International Paper
4.750%, 02/15/2022	324	343
LyondellBasell Industries
5.750%, 04/15/2024	1,125	1,259
Sealed Air
5.250%, 04/01/2023 (C)	204	212

		1,904

Telecommunication Services — 0.8%
AT&T
3.400%, 05/15/2025	280	275
3.000%, 02/15/2022	485	483
Cox Communications
2.950%, 06/30/2023 (C)	173	157
Reed Elsevier Capital
8.625%, 01/15/2019	455	531

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SBA Tower Trust
3.156%, 10/15/2020 (C)	$753	$754
Sprint Capital
6.900%, 05/01/2019	1,070	912
Verizon Communications
7.350%, 04/01/2039	125	152
6.550%, 09/15/2043	270	329
4.600%, 04/01/2021	850	927
3.850%, 11/01/2042	323	271
3.500%, 11/01/2024	611	624

		5,415

Utilities — 0.5%
AES
7.375%, 07/01/2021	318	332
Berkshire Hathaway Energy
6.125%, 04/01/2036	275	330
CMS Energy
5.050%, 03/15/2022	52	58
Constellation Energy Group
5.150%, 12/01/2020	26	28
Entergy
4.000%, 07/15/2022	648	680
Exelon
2.850%, 06/15/2020	1,225	1,235
Exelon Generation LLC
4.250%, 06/15/2022	360	365
NRG Energy
6.250%, 05/01/2024	243	202
Pacific Gas & Electric
4.500%, 12/15/2041	65	68

		3,298

Total Corporate Obligations (Cost $47,488) ($ Thousands)		46,004

ASSET-BACKED SECURITIES — 4.7%

Automotive — 3.0%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	364	365
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	113	113
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	88	88
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (C)	143	143

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	$710	$715
Avis Budget Rental Car Funding AESOP LLC, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (C)	1,119	1,123
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (C)	748	746
BMW Floorplan Master Owner Trust, Ser 2015-1A, Cl A
0.926%, 07/15/2020 (B) (C)	1,062	1,060
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	734	732
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	561	562
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	160	160
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (C)	273	270
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (C)	213	211
Drive Auto Receivables Trust, Ser 2015-BA, Cl A2A
0.930%, 12/15/2017 (C)	115	115
Drive Auto Receivables Trust, Ser 2015-CA, Cl A2A
1.030%, 02/15/2018 (C)	169	169
Drive Auto Receivables Trust, Ser 2015-DA, Cl A2A
1.230%, 06/15/2018 (C)	426	426
Drive Auto Receivables Trust, Ser 2016-AA, Cl A2A
1.500%, 03/15/2018 (C)	102	102
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (C)	155	155
Enterprise Fleet Financing LLC, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (C)	701	697
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (C)	27	28
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (C)	62	62

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (C)	$280	$278
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (C)	5	5
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	100	100
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (C)	640	646
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	770	769
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.996%, 01/15/2022 (B)	741	739
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A2
1.100%, 12/20/2017	553	553
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	855	857
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	340	339
Harley-Davidson Motorcycle Trust, Ser 2015-2, Cl A3
1.300%, 03/16/2020	748	747
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.974%, 12/10/2027 (B) (C)	477	476
Hertz Vehicle Financing II, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (C)	542	542
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (C)	395	381
Hertz Vehicle Financing LLC, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (C)	352	352
Hyundai Auto Lease Securitization Trust, Ser 2015-A, Cl A2
1.000%, 10/16/2017 (C)	401	401
Hyundai Auto Lease Securitization Trust, Ser 2015-B, Cl A3
1.400%, 11/15/2018 (C)	596	596
Mercedes Benz Auto Lease Trust, Ser 2015- B, Cl A3
1.340%, 07/16/2018	343	343
Navistar Financial Dealer Note Master Owner Trust II, Ser 2014-1, Cl A
1.186%, 10/25/2019 (B) (C)	596	593

9	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Lease Trust, Ser 2015-A, Cl A3
1.400%, 06/15/2018	$626	$626
Porsche Innovative Lease Owner Trust, Ser 2015-1, Cl A4
1.430%, 05/21/2021 (C)	746	747
Santander Drive Auto Receivables Trust, Ser 2015-3, Cl A2A
1.020%, 09/17/2018	438	438
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A2A
1.200%, 12/17/2018	290	290
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl A2
1.020%, 08/15/2018 (C)	614	614
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.776%, 07/22/2019 (B) (C)	350	346
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (C)	742	746
Westlake Automobile Receivables Trust, Ser 2015-3A, Cl A2A
1.420%, 05/17/2021 (C)	306	305

		20,871

Credit Cards — 1.0%
Barclays Dryrock Issuance Trust, Ser 2014-3, Cl A
2.410%, 07/15/2022	416	427
Barclays Dryrock Issuance Trust, Ser 2015-1, Cl A
2.240%, 12/15/2022	748	759
Barclays Dryrock Issuance Trust, Ser 2015-2, Cl A
1.560%, 03/15/2021	784	788
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.776%, 03/16/2020 (B)	500	499
Capital One Multi-Asset Execution Trust, Ser 2015-A5, Cl A5
1.600%, 05/17/2021	708	712
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	630	631
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.776%, 08/17/2020 (B)	540	540
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	754	757
First National Master Note Trust, Ser 2013-2, Cl A
0.956%, 10/15/2019 (B)	561	561

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	$1,098	$1,111
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	161
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
0.906%, 02/15/2022 (B)	424	423

		7,369

Other Asset-Backed Securities — 0.7%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,051	1,052
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	788	787
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (C)	524	524
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	520	525
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (C)	258	258
Dell Equipment Finance Trust, Ser 2015-2, Cl A2A
1.420%, 12/22/2017 (C)	309	308
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.806%, 07/20/2019 (B)	481	477
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.926%, 01/20/2020 (B)	683	680
Macquarie Equipment Funding Trust, Ser 2014-A, Cl A2
0.800%, 11/21/2016 (C)	149	149

		4,760

Total Asset-Backed Securities (Cost $32,970) ($ Thousands)		33,000

10	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS — 2.6%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	155	$150
Barclays
3.650%, 03/16/2025	235	216
Barclays Bank
7.750%, 04/10/2023 (B)	321	325
6.860%, 09/29/2049 (B) (C)	106	116
6.625%, 03/30/2022	75	96
Basell Finance
8.100%, 03/15/2027 (C)	70	89
Cenovus Energy
5.700%, 10/15/2019	171	149
Comcel Trust
6.875%, 02/06/2024 (C)	315	281
Credit Agricole
8.125%, 12/31/2049 (B) (C)	210	196
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025	1,314	1,241
Ecopetrol
5.875%, 05/28/2045	252	176
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (C)	296	305
Glencore Funding LLC
3.125%, 04/29/2019 (C)	1,455	1,273
Grupo Bimbo
3.875%, 06/27/2024 (C)	553	542
HBOS Capital Funding
4.939%, 05/29/2049 (B)	317	344
Hutchison Whampoa International
1.625%, 10/31/2017 (C)	355	354
International Game Technology
6.250%, 02/15/2022 (C)	380	359
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	583	536
Israel Electric
5.000%, 11/12/2024 (C)	581	594
Korea National Oil
3.125%, 04/03/2017 (C)	200	203
Lloyds Banking Group
7.500%, 12/01/2099 (B)	371	347
MCE Finance
5.000%, 02/15/2021 (C)	250	231
Minsur
6.250%, 02/07/2024 (C)	320	271
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (C)	631	655
Nacional del Cobre de Chile
4.500%, 09/16/2025 (C)	625	619
Nomura Holdings MTN
2.000%, 09/13/2016	248	249
NOVA Chemicals
5.250%, 08/01/2023 (C)	339	334

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Numericable Group
5.375%, 05/15/2022 (C)	223	$242
Odebrecht Finance
5.250%, 06/27/2029 (C)	369	160
Petrobras International Finance
5.750%, 01/20/2020	702	562
Petroleos Mexicanos
3.500%, 07/18/2018	144	143
Rabobank Capital Funding Trust
5.254%, 10/21/2016 (B) (C)	240	239
Rogers Communications
4.000%, 06/06/2022	20	16
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (B)	10	11
Royal Bank of Scotland Group
7.640%, 09/29/2017 (B)	300	292
7.500%, 12/29/2049 (B)	350	316
Santander UK
5.000%, 11/07/2023 (C)	555	560
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (C)	280	248
Societe Generale
8.000%, 12/30/2049 (C)	365	334
5.922%, 04/05/2017 (C)	100	98
Standard Chartered
6.409%, 01/30/2049 (B) (C)	400	386
Talent Yield Investments
4.500%, 04/25/2022 (C)	1,012	1,067
Teck Resources
4.500%, 01/15/2021	820	533
Telefonica Emisiones SAU
5.462%, 02/16/2021	70	77
Tencent Holdings MTN
3.375%, 05/02/2019 (C)	520	534
Trust F
5.250%, 12/15/2024 ‡ (C)	630	613
UBS Group Funding Jersey
4.125%, 09/24/2025 (C)	486	484
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C) (E)	500	13
Wind Acquisition Finance
4.750%, 07/15/2020 (C)	360	347
Yamana
4.950%, 07/15/2024	746	578

Total Foreign Bonds (Cost $20,003) ($ Thousands)		18,104

11	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Shares/Face Amount(1) (Thousands)	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 0.9%

Australia — 0.1%
Teekay	43,400	$347

Israel — 0.0%
magicJack VocalTec *	27,597	213

Luxembourg — 0.2%
Altisource Portfolio Solutions *	45,800	1,226

Puerto Rico — 0.6%
First BanCorp *	55,900	150
Popular (F)	155,000	4,107

		4,257

Total Foreign Common Stock (Cost $5,821) ($ Thousands)		6,043

SOVEREIGN DEBT — 0.2%
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	4,890	1,191
United Mexican States MTN
5.950%, 03/19/2019	94	105

Total Sovereign Debt (Cost $2,008) ($ Thousands)		1,296

PREFERRED STOCK — 0.0%

United States — 0.0%
Allstate (B)	750	19

Total Preferred Stock (Cost $19) ($ Thousands)		19

Total Investments — 118.1% (Cost $827,222) ($ Thousands) @		$823,921

FOREIGN COMMON STOCK SOLD SHORT — 0.0%

Netherlands — 0.0%
Sensata Technologies Holding *	(1,900)	(65)

Total Foreign Common Stock Sold Short (Proceeds $62) ($ Thousands)		(65)

COMMON STOCK SOLD SHORT— (14.8)%

United States — (14.8)%

Consumer Discretionary — (7.4)%
1-800-Flowers.com, Cl A *	(32,400)	(253)
2U *	(16,800)	(375)
America’s Car-Mart *	(14,400)	(362)
Arctic Cat	(51,000)	(891)
Beazer Homes USA *	(113,900)	(834)
bebe stores	(74,600)	(34)

Description	Shares	Market Value ($ Thousands)

BorgWarner	(76,400)	$(2,497)
Brinker International	(28,200)	(1,404)
Buffalo Wild Wings *	(10,300)	(1,634)
Cabela’s *	(35,200)	(1,689)
Carmax *	(79,700)	(3,687)
Carmike Cinemas *	(5,400)	(118)
Cherokee *	(5,100)	(87)
Chipotle Mexican Grill, Cl A *	(1,958)	(997)
Choice Hotels International	(18,500)	(959)
Christopher & Banks *	(33,548)	(47)
ClubCorp Holdings	(12,200)	(162)
Del Frisco’s Restaurant Group *	(43,900)	(678)
Delphi Automotive	(3,200)	(213)
Denny’s *	(15,800)	(163)
Destination XL Group *	(13,200)	(59)
Dollar Tree *	(500)	(40)
Domino’s Pizza	(1,600)	(213)
Dorman Products *	(14,100)	(713)
DSW, Cl A	(30,400)	(796)
Fiesta Restaurant Group *	(29,500)	(977)
Fox Factory Holding *	(22,300)	(333)
Fred’s, Cl A	(7,200)	(103)
FTD *	(6,100)	(142)
Gentherm *	(11,500)	(480)
Global Eagle Entertainment *	(7,200)	(65)
Grand Canyon Education *	(9,300)	(362)
Harley-Davidson	(110,500)	(4,770)
Harte-Hanks	(10,500)	(32)
HSN	(8,300)	(441)
Jarden *	(12,700)	(672)
Kate Spade *	(87,200)	(1,728)
Kona Grill *	(33,500)	(496)
La Quinta Holdings *	(12,400)	(135)
Liberty Global, Cl A *	(98,100)	(3,614)
Liberty Tax	(3,100)	(53)
Lions Gate Entertainment	(10,300)	(217)
Madison Square Garden, Cl A *	0	—
Malibu Boats, Cl A *	(17,900)	(277)
MarineMax *	(4,000)	(71)
Media General *	(74,700)	(1,242)
Michaels *	(10,800)	(252)
Monro Muffler	(7,000)	(479)
NetFlix *	(23,500)	(2,195)
New Home *	(21,800)	(219)
New Media Investment	(16,300)	(255)
Signet Jewelers	(2,200)	(238)
Sotheby’s	(28,900)	(657)
Spartan Motors	(13,000)	(47)
Starz *	(24,400)	(615)
Stoneridge *	(8,700)	(105)
Tailored Brands	(44,900)	(693)
Taylor Morrison Home, Cl A *	(32,400)	(451)

12	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Thor Industries	(1,700)	$(94)
TripAdvisor *	(37,600)	(2,354)
Tuesday Morning *	(49,600)	(334)
Under Armour, Cl A *	(57,500)	(4,812)
Universal Technical Institute	(6,773)	(26)
VF	(35,200)	(2,292)
William Lyon Homes, Cl A *	(36,200)	(429)
Winnebago Industries	(1,600)	(30)

		(51,692)

Financials — (0.8)%
Citizens & Northern	(1,200)	(24)
CoBiz Financial	(2,800)	(31)
Enova International *	(5,600)	(32)
Genworth Financial, Cl A *	(159,400)	(338)
Horizon Bancorp	(1,700)	(41)
M&T Bank	(5,745)	(589)
MBIA *	(11,500)	(79)
Moody’s	(26,600)	(2,362)
Santander Consumer USA Holdings *	(70,500)	(723)
TFS Financial	(68,300)	(1,154)

		(5,373)

Industrials — (1.4)%
Ameresco, Cl A *	(13,600)	(70)
Celadon Group	(2,800)	(25)
CLARCOR	(8,900)	(428)
Donaldson	(32,700)	(923)
Forward Air	(1,900)	(77)
H&E Equipment Services	(9,300)	(123)
IHS, Cl A *	(10,700)	(1,113)
KBR	(107,300)	(1,484)
Kirby *	(11,300)	(640)
Knight Transportation	(64,200)	(1,556)
Kratos Defense & Security Solutions *	(19,900)	(66)
LMI Aerospace *	(5,300)	(51)
Matthews International, Cl A	(1,700)	(81)
Primoris Services	(15,100)	(323)
Raven Industries	(28,400)	(434)
RBC Bearings *	(3,100)	(197)
Republic Airways Holdings *	(139,800)	(88)
Rush Enterprises, Cl A *	(25,400)	(440)
Sparton *	(3,400)	(49)
SPX	(68,700)	(810)
Stericycle *	(300)	(34)
Team *	(8,100)	(208)
Univar *	(13,100)	(206)
Wesco Aircraft Holdings *	(32,400)	(414)
Woodward Governor	(5,200)	(244)

		(10,084)

Description	Shares	Market Value ($ Thousands)

Information Technology — (2.8)%
Apple	(10,500)	$(1,015)
Applied Micro Circuits *	(129,500)	(748)
Atmel	(53,500)	(432)
Avid Technology *	(21,700)	(166)
Broadcom	(4,700)	(630)
Cavium *	(5,600)	(333)
Cognex	(33,700)	(1,247)
CommScope Holding *	(41,000)	(1,033)
CUI Global *	(10,600)	(95)
Cypress Semiconductor	(522,900)	(4,173)
Daktronics	(11,300)	(80)
Electro Scientific Industries *	(8,300)	(59)
Exar *	(42,100)	(225)
FARO Technologies *	(18,000)	(577)
Kopin *	(22,800)	(44)
Lattice Semiconductor *	(119,300)	(755)
MA-Com Technology Solutions *	(8,900)	(337)
PDF Solutions *	(2,800)	(32)
Power Integrations	(23,400)	(1,072)
Radisys *	(19,300)	(50)
Ruckus Wireless *	(53,200)	(515)
SanDisk	(19,800)	(1,431)
Semtech *	(78,800)	(1,510)
Silicon Graphics International *	(62,500)	(379)
Silicon Laboratories *	(700)	(29)
Sonus Networks *	(91,600)	(714)
Synaptics *	(1,200)	(97)
Ultratech *	(17,800)	(361)
ViaSat *	(1,000)	(73)
Zebra Technologies, Cl A *	(19,000)	(1,174)

		(19,386)

Materials — (2.4)%
Albemarle	(8,800)	(495)
Allegheny Technologies	(60,100)	(806)
American Vanguard	(31,200)	(393)
Axiall	(18,200)	(362)
CF Industries Holdings	(6,200)	(226)
Coeur Mining *	(15,900)	(61)
Compass Minerals International	(18,900)	(1,282)
Deltic Timber	(1,700)	(96)
Eagle Materials	(46,500)	(2,810)
FMC	(64,100)	(2,413)
Freeport-McMoRan, Cl B	(581,300)	(4,435)
International Flavors & Fragrances	(11,900)	(1,229)
Royal Gold	(10,900)	(506)
TimkenSteel	(83,700)	(647)
WestRock	(9,000)	(304)

13	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

WR Grace *	(9,300)	$(639)

		(16,704)

Total Common Stock Sold Short (Proceeds $111,730) ($ Thousands)		(103,239)

Total Investments Sold Short — (14.8)% (Proceeds $111,792) ($ Thousands)		$(103,304)

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude	303	Mar-2016	$1,108
Canadian 10-Year Bond	33	Jun-2016	(8)
Copper	120	May-2016	248
Corn	640	May-2016	(311)
Corn	101	Dec-2016	(71)
Cotton No. 2	104	May-2016	(99)
Cotton No. 2	88	Jul-2016	54
Cotton No. 2	(88)	Dec-2016	(55)
Crude Oil	283	Apr-2016	796
Crude Oil	(142)	May-2016	(187)
Crude Oil	28	Nov-2017	51
Euro-Bobl	(86)	Mar-2016	(138)
Feeder Cattle	(46)	Mar-2016	(121)
Gasoline	130	Apr-2016	824
Gasoline	93	May-2016	183
Gold	133	Apr-2016	1,968
Gold	(31)	Aug-2016	(1)
Heating Oil	80	May-2016	269
ICE Brent Crude	17	Oct-2017	114
Lean Hogs	(20)	Apr-2016	(19)
Lean Hogs	85	Oct-2016	93
Live Cattle	20	May-2016	36
LME Aluminum	74	May-2016	183
LME Nickel	59	May-2016	187
LME Zinc	39	May-2016	59
MSCI EAFE Index E-MINI	(134)	Mar-2016	801
Natural Gas Swap Future	462	May-2016	(1,920)
NYMEX Coffee	62	May-2016	(63)
Platinum	21	Apr-2016	79
S&P 500 Index E-MINI	(115)	Mar-2016	462
Silver	103	May-2016	(237)
Silver	50	Sep-2016	23
Soybean	127	May-2016	(48)
Soybean	54	Jul-2016	(77)
Soybean	14	Nov-2016	(13)
Soybean Meal	52	May-2016	(20)
Soybean Oil	358	May-2016	(76)
Sugar No. 11 (World)	154	May-2017	—

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Sugar No. 11 (World)	380	Jul-2016	$479
Sugar No. 11 (World)	(264)	Sep-2016	13
U.S. 5-Year Treasury Note	(56)	Jun-2016	3
U.S. 10-Year Treasury Note	(126)	Jun-2016	(13)
Wheat	60	May-2016	(5)
Wheat	184	May-2016	(133)

			$4,418

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forwards foreign currency contracts held by the Fund at February 29, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
03/04/16	EUR	1,584	USD	1,719	$(2)
03/18/16	TWD	89,090	USD	2,657	(20)
03/25/16	USD	3,425	JPY	390,823	41
03/25/16-12/11/16	JPY	660,000	USD	5,535	(318)
04/06/16	USD	2,469	NOK	21,331	(22)
04/08/16	USD	59	CAD	80	1
04/08/16	SGD	3,831	USD	2,714	(9)
04/14/16	USD	1,254	MXN	22,830	4
01/04/17	BRL	5,135	USD	1,117	(69)

					$(394)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 29, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(1,721)	$1,719	$(2)
BNP Paribas	(2,469)	2,447	(22)
Brown Brothers Harriman	(2,683)	2,733	50
Goldman Sachs	(1,185)	1,116	(69)
HSBC	(3,930)	3,914	(16)
JPMorgan Chase Bank	(8,576)	8,249	(327)
Merrill Lynch	(58)	59	1
Morgan Stanley	(742)	733	(9)

			$(394)

For the period ended February 29, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

14	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

A list of the open centrally cleared swap agreements held by the Fund at February 29, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	3-Month USD - LIBOR	1.75%	10/31/2019	USD	3,860	$124
Morgan Stanley	2.40%	6-Month GBP - LIBOR	06/05/2045	GBP	560	(174)
Morgan Stanley	2.63%	3-Month USD - LIBOR	11/10/2035	USD	3,600	(422)
Morgan Stanley	3-Month USD - LIBOR	3.31%	05/06/2034	USD	1,650	375
Morgan Stanley	2.29%	3-Month USD - LIBOR	08/04/2025	USD	3,900	(263)
Morgan Stanley	6-Month AUD - BBR	3.38%	06/09/2025	AUD	2,260	125
Morgan Stanley	2.49%	3-Month USD - LIBOR	06/09/2025	USD	1,240	(109)
Morgan Stanley	3-Month NZD - BKBM	4.07%	06/09/2025	NZD	3,800	221
Morgan Stanley	2.31%	3-Month USD - LIBOR	05/18/2025	USD	2,880	(214)
Morgan Stanley	1.99%	3-Month USD - LIBOR	04/21/2025	USD	2,040	(94)
Morgan Stanley	6-Month AUD - BBR	2.97%	03/11/2025	AUD	3,610	113
Morgan Stanley	3-Month USD - LIBOR	2.69%	09/24/2024	USD	2,470	269
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/2024	USD	1,710	168
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/2024	USD	2,130	(211)
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/2024	USD	3,360	(322)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/2024	USD	1,630	161
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/2024	USD	4,050	(401)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/2024	USD	2,770	(320)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/2024	USD	1,780	(199)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/2024	USD	1,990	(239)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/2021	USD	1,680	(97)
Morgan Stanley	1.69%	3-Month USD - LIBOR	08/06/2020	USD	7,270	(193)
Morgan Stanley	6-Month GBP - LIBOR	1.65%	06/05/2020	GBP	6,030	319
Morgan Stanley	1.57%	3-Month USD - LIBOR	04/01/2020	USD	5,370	(140)
Morgan Stanley	1.92%	3-Month AUD - BBR	10/30/2017	AUD	15,030	21
Morgan Stanley	2.22%	3-Month AUD - BBR	06/09/2017	AUD	20,800	(29)
Morgan Stanley	3.37%	3-Month NZD - BKBM	06/09/2017	NZD	32,580	(281)
Morgan Stanley	1.05%	3-Month CAD - CDOR	06/05/2017	CAD	16,540	(47)
Morgan Stanley	0.81%	3-Month USD - LIBOR	05/18/2017	USD	15,030	(40)
Morgan Stanley	2.14%	3-Month AUD - BBR	03/11/2017	AUD	23,690	(2)
Morgan Stanley	0.97%	3-Month CAD - CDOR	03/10/2017	CAD	17,880	(34)
Morgan Stanley	0.54%	3-Month USD - LIBOR	05/06/2016	USD	44,600	(52)

						$(1,987)

A list of the open OTC swap agreements held by the Fund at February 29, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.10%	3 Month USD - LIBOR	02/21/2017	USD	$500	$(2)
Credit Suisse	3-Month USD - LIBOR	2.09%	03/12/2022	USD	250	15
Morgan Stanley	2.80%	3 MonthUSD - LIBOR	03/06/2042	USD	330	(58)
Morgan Stanley	2.81%	3 MonthUSD - LIBOR	02/21/2042	USD	450	(73)

						$(118)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Societe Generale	SELL	3.00%	12/20/2017	EUR	(200)	$6
Citibank	Advanced Micro Devices, Inc.	BUY	5.00%	03/20/2019	USD	300	34
Citibank	Sprint Communications Inc	BUY	5.00%	06/20/2019	USD	499	101
Citibank	Sprint Communications Inc	BUY	5.00%	06/20/2019	USD	571	116
Credit Suisse	Kohl’s Corporation	SELL	1.00%	06/20/2019	USD	(104)	1
Credit Suisse	Kohl’s Corporation	SELL	1.00%	06/20/2019	USD	(42)	—
Credit Suisse	Kohl’s Corporation	SELL	1.00%	06/20/2019	USD	(43)	1
Credit Suisse	Kohl’s Corporation	SELL	1.00%	06/20/2019	USD	(61)	1
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00%	09/20/2017	USD	(170)	(3)

							$257

15	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

February 29, 2016

For the period ended February 29, 2016, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

As of February 29, 2016, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$7,994	Barclays	0.54%	$7,994
6,679	Chase Securities	0.57%	6,679
39,813	Chase Securities	0.53%	39,813
31,977	Chase Securities	0.53%	31,977
11,206	HSBC Securities	0.65%	11,206
20,859	HSBC Securities	0.58%	20,859
7,306	HSBC Securities	0.51%	7,306
6,986	HSBC Securities	0.46%	6,986
6,090	HSBC Securities	0.46%	6,090
4,239	HSBC Securities	0.41%	4,239
18,799	Merrill Lynch	0.53%	18,798

			$161,947

Percentages are based on a Net Assets of $697,884 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 29, 2016. The coupon on a step bond changes on a specified date.

(E)	Security is in default on interest payment.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts, reverse repurchase agreements and securities sold short.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $827,222 ($ Thousands), and the unrealized appreciation and depreciation were $15,292 ($ Thousands) and ($18,593) ($ Thousands), respectively.

AUD — Australian Dollar

BBR — Australian Bank Bill Benchmark

BKBM — New Zealand Bank Bill Benchmark

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

EAFE — Europe, Australasia, and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — Great British

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

TWD — Taiwanese Dollar

USD — U.S. Dollar

The following is a list of the level of inputs used as of February 29, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$472,668	$—	$472,668
Common Stock	199,534	—	—	199,534
Mortgage-Backed Securities	—	47,253	—	47,253
Corporate Obligations	—	46,004	—	46,004
Asset-Backed Securities	—	33,000	—	33,000
Foreign Bonds	—	18,104	—	18,104
Foreign Common Stock	6,043	—	—	6,043
Sovereign Debt	—	1,296	—	1,296
Preferred Stock	—	19	—	19

Total Investments in Securities	$205,577	$618,344	$—	$823,921

Securities Sold Short	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$(65)	$—	$—	$(65)
Common Stock	(103,239)	—	—	(103,239)

Total Securities Sold Short	$(103,304)	$—	$—	$(103,304)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$8,033	$—	$—	$8,033
Unrealized Depreciation	(3,615)	—	—	(3,615)
Forward Contracts *
Unrealized Appreciation	—	46	—	46
Unrealized Depreciation	—	(440)	—	(440)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,896	—	1,896
Unrealized Depreciation	—	(3,883)	—	(3,883)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	15	—	15
Unrealized Depreciation	—	(133)	—	(133)
Credit Default Swaps *
Unrealized Appreciation	—	260	—	260
Unrealized Depreciation	—	(3)	—	(3)
Reverse Repurchase Agreements	—	(161,947)	—	(161,947)

Total Other Financial Instruments	$4,418	$(164,189)	$—	$(159,771)

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Concluded)

February 29, 2016

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 29, 2016, the Fund is the seller (“providing protection”) on a total notional amount of $0.6 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
Reference Asset	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$6,236	$—	$—	$—	$6,236
Maximum potential amount of future payments	637,311	—	—	—	637,311
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 Months	6-12 Months	1-5 Years	5-10 Years	> 10 Years	Total
Current credit spread* on underlying (in basis points)
0 - 100	$—	$—	$217,311	$—	$—	$217,311
101 - 200	—	—	250,000	—	—	250,000
> than 200	—	—	170,000	—	—	170,000

Total	$—	$—	$637,311	$—	$—	$637,311

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

17	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

February 29, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.8%
Australia — 3.5%
AGL Energy	279,803	$3,665
Amcor	294,848	2,950
Aristocrat Leisure	81,976	586
ASX	36,130	1,085
Aurizon Holdings	229,514	667
AusNet Services, Cl Miscellaneous	819,508	858
Bank of Queensland	16,815	127
Boral	97,446	406
CIMIC Group	5,779	130
Coca-Cola Amatil	329,101	2,000
Cochlear	18,527	1,356
CSL	23,426	1,719
Flight Centre Travel Group	34,069	1,007
Goodman Group ‡	149,185	692
GPT Group ‡	96,869	340
Harvey Norman Holdings	127,502	435
Healthscope	224,274	397
Lend Lease Group	136,132	1,267
Medibank Pvt	161,009	290
Newcrest Mining *	95,566	1,195
Orica	60,542	616
Qantas Airways	212,932	587
REA Group	2,924	108
Rio Tinto	10,051	289
Sonic Healthcare	109,475	1,437
Stockland ‡	331,954	989
Sydney Airport	11,500	53
Tabcorp Holdings	347,333	1,067
Tatts Group	512,794	1,425
Telstra	583,608	2,188
TPG Telecom	6,786	51
Treasury Wine Estates	46,694	322
Vicinity Centres ‡	84,077	187
Wesfarmers	105,788	2,954
Westfield ‡	53,151	380
Woolworths	9,993	163

		33,988

Austria — 0.3%
BUWOG	12,979	268
Flughafen Wien	1,398	122
Oesterreichische Post	52,044	1,871
Telekom Austria	74,555	424
Voestalpine	2,076	60

		2,745

Belgium — 0.6%
Befimmo ‡	4,668	261
Belgacom	27,037	854
bpost	109,000	2,709
Cofinimmo ‡	4,227	464
Colruyt	24,729	1,329

Description	Shares	Market Value ($ Thousands)

Elia System Operator	4,533	$218

		5,835

Bermuda — 0.3%
Endurance Specialty Holdings	48,000	2,989

Canada — 9.0%
Alimentation Couche Tard, Cl B	29,378	1,328
AltaGas	1,178	28
Artis Real Estate Investment Trust, Cl Trust Unit ‡	5,388	49
Bank of Montreal	96,893	5,340
BCE	225,736	9,736
Canadian Imperial Bank of Commerce	62,918	4,178
Canadian National Railway	2,608	151
Canadian Tire, Cl A	71,532	6,946
CCL Industries, Cl B	9,781	1,494
CGI Group, Cl A *	2,713	113
CI Financial	30,122	666
Cineplex	9,880	360
Constellation Software	4,475	1,865
Dollarama	44,531	2,589
Element Financial, Cl Common Subscription Receipt	19,289	204
Emera	64,754	2,153
Empire, Cl A	166,477	3,217
Fairfax Financial Holdings	2,434	1,285
First Capital Realty	15,460	224
Fortis, Cl Common Subscription Receipt	68,681	1,902
Franco-Nevada	18,468	1,101
George Weston	29,890	2,431
Great-West Lifeco, Cl Common
Subscription Receipt	12,095	313
H&R Real Estate Investment Trust ‡	45,709	634
IGM Financial	8,225	218
Industrial Alliance Insurance & Financial
Services	6,016	162
Intact Financial, Cl Common Subscription
Receipt	59,761	3,717
Jean Coutu Group, Cl A	22,107	333
K-Bro Linen	824	31
Killam Apartment Real Estate Investment
Trust ‡	41,600	336
Manitoba Telecom Services	38,084	948
Metro, Cl A	65,965	2,106
Morguard ‡	5,427	57
National Bank of Canada	112,610	3,064
North West	10,274	238
Open Text	25,137	1,248
Power Corp of Canada	12,074	262
Power Financial	19,394	451
RioCan, Cl Trust Unit ‡	56,415	1,068
Rogers Communications, Cl B	141,963	5,248

1	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Rogers Sugar	23,300	$83
Royal Bank of Canada	82,614	4,212
Saputo	45,435	1,322
Shaw Communications, Cl B	332,944	5,759
Smart Real Estate Investment Trust, Cl Common Subscription Receipt ‡	13,946 331
TELUS Toronto Stock Exchange	92,800	2,700
Toronto-Dominion Bank	95,494	3,696
TransCanada	13,736	504
Valener	21,217	298

		86,699

Denmark — 0.2%
ALK-Abello	932	135
Carlsberg, Cl B	1,456	126
Chr Hansen Holding	1,500	93
Coloplast, Cl B	3,688	279
Novo Nordisk, Cl B	3,450	179
Schouw	2,547	154
William Demant Holding *	6,182	537

		1,503

Finland — 0.0%
Orion, Cl B	3,564	121

France — 0.4%
Boiron	1,174	90
Dassault Systemes	4,229	321
Sanofi-Aventis	23,400	1,861
SES Global	9,645	254
Tessi	54	9
TOTAL	34,300	1,542
Vilmorin & Cie	541	38

		4,115

Germany — 1.0%
Celesio	19,259	534
Fielmann	2,843	197
Kabel Deutschland Holding	8	1
Merck KGaA	19,944	1,699
Muenchener Rueckversicherungs	17,500	3,452
Rhoen Klinikum	36,938	1,093
Stada Arzneimittel	17,752	604
Talanx	60,400	1,721

		9,301

Hong Kong — 2.7%
Bank of East Asia	83,088	264
Cathay Pacific Airways	286,283	457
Cheung Kong Infrastructure Holdings	166,880	1,703
CLP Holdings	1,036,301	9,035
First Pacific	325,619	226
Hang Lung Properties	10,097	18
Hang Seng Bank	105,111	1,776

Description	Shares	Market Value ($ Thousands)

HK Electric Investments & HK Electric Investments (A)	207,824	$174
HKT Trust, Cl Miscellaneous	443,203	613
Hong Kong & China Gas	227,692	401
Hysan Development	62,684	248
Kerry Properties	95,311	224
Link ‡	452,669	2,553
MTR	123,369	570
NWS Holdings	92,553	131
PCCW	3,632,780	2,308
Power Assets Holdings	38,020	360
Shangri-La Asia	57,215	54
Sino Land	29,028	40
SmarTone Telecommunications Holding	815,500	1,342
Sunlight Real Estate Investment Trust ‡	113,943	57
Swire Pacific, Cl A	132,940	1,296
WH Group *, (A)	366,086	213
Wheelock	36,621	145
Yue Yuen Industrial Holdings	609,744	2,168

		26,376

Ireland — 0.1%
Hibernia REIT, Cl REIT ‡	127,195	173
Irish Residential Properties REIT ‡	50,199	61
James Hardie Industries, CDI	10,562	135
Total Produce	101,736	157

		526

Israel — 1.5%
Amot Investments	46,369	152
Bank Hapoalim	1,115,594	5,466
Bank Leumi Le-Israel *	1,123,735	3,758
Bezeq Israeli Telecommunication	133,631	300
Israel Discount Bank, Cl A *	111,669	180
Osem Investments *	9,248	191
Teva Pharmaceutical Industries	79,531	4,492

		14,539

Italy — 0.6%
ACEA	10,380	139
Amplifon	40,207	323
Ansaldo STS	72,747	789
CSP International Fashion Group	233	—
DiaSorin	6,082	322
Hera	543,633	1,536
Parmalat	20,771	54
Terna Rete Elettrica Nazionale	537,877	2,808

		5,971

Japan — 6.9%
Alpen	3,360	53
Aozora Bank	1,113,309	3,620
Asahi Kasei	15,987	90
Ashikaga Holdings	570,100	1,631

2	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Can Do	4,416	$59
Canon	159,000	4,456
Coca-Cola West	53,978	1,207
COMSYS Holdings	88,100	1,315
Daiichi Sankyo	38,895	812
Dydo Drinco	13,596	618
Earth Chemical	6,644	246
Fuji Oil	107,100	1,815
Hogy Medical	25,800	1,253
Hokuriku Electric Power	5,490	82
Hoya	610	22
Itochu-Shokuhin	753	28
Japan Airlines	60,500	2,165
Japan Logistics Fund, Cl REIT ‡	142	308
Kappa Create	4,596	47
KDDI	131,835	3,361
KFC Holdings Japan	3,573	64
Kohnan Shoji	118,754	1,612
Kose	1,342	115
Kyowa Exeo	191,900	2,117
Lawson	11,969	923
Lion	291,693	3,083
Marudai Food	15,836	58
Maruha Nichiro	26,980	538
Matsuya Foods	5,330	135
Maxvalu Tokai	483	7
Ministop	17,767	308
MOS Food Services	12,446	347
Mr Max	28,312	72
Nagoya Railroad	102,581	491
Nihon Shokuhin Kako	386	1
Nippon Express	5,890	26
Nippon Flour Mills	243,931	1,783
Nippon Telegraph & Telephone	217,400	9,256
Nisshin Oillio Group	57,249	229
NTT DoCoMo	295,273	6,910
Ohsho Food Service	1,506	52
Oracle Japan	18,574	908
Osaka Gas	110,222	420
Plenus	93,900	1,535
Rock Field	5,349	140
Sankyo	30,177	1,108
Sekisui Chemical	127,537	1,414
Senko	233,000	1,393
Senshu Ikeda Holdings	460,000	1,569
Shimachu	73,600	1,562
SIA Reit ‡	11	41
Studio Alice	6,508	132
Sumitomo Bakelite	294,000	1,209
Suzuken	6,701	218
Takeda Pharmaceutical	20,000	952
Toho	3,000	62

Description	Shares	Market Value ($ Thousands)

Toho Gas	9,466	$66
Tokai	1,777	48
TonenGeneral Sekiyu	66,064	502
Trend Micro	23,117	842
USS	3,954	62
Yahoo! Japan	14,556	57
Yoshinoya Holdings	57,144	712

		66,267

Jersey — 0.1%
Randgold Resources	5,947	537

Luxembourg — 0.0%
RTL Group	4,713	395

Netherlands — 0.4%
Heineken Holding	23,472	1,705
NN Group	50,801	1,568
Sligro Food Group	1,912	73

		3,346

New Zealand — 1.9%
Air New Zealand	334,251	602
Argosy Property	129,387	97
Auckland International Airport	459,332	1,847
Chorus *	97,783	253
Contact Energy	408,024	1,205
Fisher & Paykel Healthcare	129,346	750
Fletcher Building	711,734	3,355
Genesis Energy	112,792	145
Infratil	19,844	41
Kiwi Property Group ‡	159,165	143
Meridian Energy	105,706	173
Mighty River Power	125,635	219
Nuplex Industries	40,195	133
Port of Tauranga	7,166	85
Restaurant Brands New Zealand	4,086	11
Ryman Healthcare	100,573	532
Sky City Entertainment Group	1,023,929	3,018
SKY Network Television	263,933	750
Spark New Zealand	1,980,773	4,493
Summerset Group Holdings	13,408	35
Trade Me Group	38,549	110
Z Energy	102,244	423

		18,420

Norway — 0.9%
AF Gruppen	3,785	57
Atea	21,284	186
DnB	48,575	560
Norsk Hydro	417,225	1,659
Orkla	403,212	3,323
Telenor	182,041	2,723

		8,508

3	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Portugal — 0.2%
Energias de Portugal	313,761	$974
REN - Redes Energeticas Nacionais	346,913	981
Sonaecom SGPS	10,320	21

		1,976

Singapore — 2.6%
Ascendas Real Estate Investment Trust ‡	932,886	1,605
CapitaCommercial Trust ‡	849,427	864
CapitaMall Trust ‡	1,465,775	2,282
ComfortDelGro	458,391	981
DBS Group Holdings	274,800	2,653
Hutchison Port Holdings Trust, Cl U	207,403	97
Keppel	119,373	440
M1	84,807	153
Metro Holdings	14,202	10
Raffles Medical Group	15,199	47
Sabana Shari’ah Compliant Industrial Real
Estate Investment Trust, Cl REIT ‡	167,438	74
Singapore Airlines	194,054	1,605
Singapore Airport Terminal Services	35,677	100
Singapore Exchange	106,520	550
Singapore Press Holdings	345,646	914
Singapore Technologies Engineering	20,488	44
Singapore Telecommunications	1,262,200	3,347
SPH REIT ‡	329,900	222
StarHub	740,575	1,795
Suntec Real Estate Investment Trust,
Cl REIT ‡	86,222	102
United Overseas Bank	162,443	1,981
UOL Group	290,631	1,169
Venture	210,506	1,221
Wilmar International	911,979	2,016
Yangzijiang Shipbuilding Holdings	418,992	270

		24,542

Spain — 0.8%
Ebro Puleva	84,222	1,726
Endesa	75,701	1,372
Iberdrola	425,823	2,759
Red Electrica	28,695	2,281

		8,138

Sweden — 1.3%
Axfood	98,926	1,658
Hennes & Mauritz, Cl B	49,229	1,600
ICA Gruppen	21,394	636
Millicom International Cellular	3,718	179
Svenska Cellulosa, Cl B	47,398	1,417
Swedish Match	118,833	3,828
Tele2, Cl B	73,817	611
Telefonaktiebolaget LM Ericsson, Cl B	287,300	2,648

		12,577

Description	Shares	Market Value ($ Thousands)

Switzerland — 2.8%
Allreal Holding	5,995	$801
Alpiq Holding	811	87
Ascom Holding	4,040	68
Banque Cantonale Vaudoise	699	451
Barry Callebaut	239	252
Basler Kantonalbank	428	28
Bell	9	35
Cembra Money Bank	17,600	1,147
Coca-Cola HBC	32,072	615
Emmi	236	114
EMS-Chemie Holding	110	51
Flughafen Zuerich	547	436
Galenica	2,654	4,008
Intershop Holding	179	78
Kaba Holding	350	211
Kuehne + Nagel International	4,092	534
Lindt & Spruengli	4	276
Mobilezone Holding	76	1
Mobimo Holding	1,009	224
Nestle	39,308	2,766
Orior	127	8
Schindler Holding	2,552	429
SGS	376	762
Siegfried Holding	1,124	203
Sonova Holding	7,552	911
Swiss Life Holding	9,900	2,425
Swiss Prime Site	14,747	1,236
Swiss Re	40,713	3,632
Swisscom	7,934	3,897
Tecan Group	805	125
Valora Holding	1,347	281
Ypsomed Holding	5,747	820

		26,912

United Kingdom — 7.0%
Admiral Group	40,741	983
AstraZeneca	20,500	1,173
Auto Trader Group (A)	29,658	150
BAE Systems	579,700	4,144
BCA Marketplace	22,773	58
Berendsen PLC	9,417	152
British American Tobacco	51,949	2,842
Britvic	24,487	236
Centrica	56,781	165
Compass Group	36,916	651
Conviviality	11,240	34
Cranswick	13,817	375
Dechra Pharmaceuticals	12,084	193
Diageo	31,250	810
Direct Line Insurance Group	477,063	2,584
easyJet	95,600	2,006

4	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

EMIS Group	11,324	$170
GlaxoSmithKline	141,868	2,767
Greggs	101,431	1,463
Halfords Group	24,365	135
Hammerson ‡	9,992	76
Hansteen Holdings ‡	30,383	46
Hill & Smith Holdings	14,737	159
Imperial Tobacco Group	175,722	9,116
Inchcape	87,174	898
Indivior	136,974	322
ITV	125,791	436
J D Wetherspoon	131,200	1,315
JD Sports Fashion	3,493	56
Kcom Group	113,713	172
Kennedy Wilson Europe Real Estate	17,886	280
LondonMetric Property ‡	43,696	96
Lookers	487,729	1,053
Mcbride	21,767	53
Meggitt	5,314	31
Merlin Entertainments (A)	25,365	162
Mitie Group	22,401	87
National Grid	420,772	5,650
Next	58,056	5,473
Pennon Group	8,867	101
Persimmon	1,498	46
QinetiQ	146,951	477
Reckitt Benckiser Group	31,548	2,884
Rentokil Initial	321,807	744
Royal Mail	402,984	2,554
Sage Group	156,055	1,297
Shaftesbury ‡	4,720	56
SSE	299,882	5,788
Tate & Lyle	25,644	210
Taylor Wimpey PLC	50,431	131
Tritax Big Box REIT, Cl REIT ‡	223,694	408
UDG Healthcare	50,913	397
Unilever	94,063	4,053
WH Smith	33,385	841
William Hill	80,010	458

		67,017

United States — 48.7%
3M	278	44
AbbVie	62,900	3,435
Allstate	52,300	3,319
Altria Group	116,873	7,196
Amdocs	127,443	7,234
Ameren	46,200	2,169
American Electric Power	85,300	5,267
American Financial Group	31,700	2,126
AmerisourceBergen	63,018	5,459
Amgen	9,600	1,366

Description	Shares	Market Value ($ Thousands)

Annaly Capital Management ‡	331,900	$3,362
Anthem	17,900	2,339
Apollo Commercial Real Estate Finance ‡	122,800	1,897
Apollo Residential Mortgage ‡	29,239	377
Apple	21,800	2,108
Ares Commercial Real Estate ‡	35,140	343
Assurant	26,000	1,849
AT&T	326,994	12,082
Atlantic Telegraph-Network	1,316	95
AutoZone *	7,384	5,719
BankFinancial	4,723	57
BB&T	60,200	1,936
Bemis	44,700	2,193
Benchmark Electronics *	60,800	1,316
Beneficial Bancorp *	44,157	565
Bio-Rad Laboratories, Cl A *	4,159	560
Bob Evans Farms	36,400	1,562
Boeing	20,900	2,470
BOK Financial	55,800	2,727
Brinker International	37,600	1,872
Brookline Bancorp	5,366	56
Bunge	89,038	4,427
C.R. Bard	15,557	2,993
CACI International, Cl A *	27,835	2,689
Campbell Soup	60,161	3,715
Cape Bancorp	10,505	135
Capitol Federal Financial	143,538	1,804
Cardinal Health	89,312	7,297
Casey’s General Stores	4,693	495
CBIZ *	166,900	1,769
Central Garden and Pet, Cl A *	7,015	95
CenturyLink	81,500	2,493
Charter Financial	17,196	236
Chemed	14,931	1,919
Chimera Investment ‡	67,426	879
Church & Dwight	34,291	3,112
Cigna	17,400	2,429
Cincinnati Financial	496	31
Cisco Systems	144,400	3,780
Clifton Bancorp	33,189	490
Clorox	57,858	7,314
Coca-Cola	74,979	3,234
Coca-Cola Bottling	1,886	330
Colgate-Palmolive	43,755	2,872
Comcast, Cl A	52,900	3,054
Computer Programs & Systems	23,769	1,347
Consolidated Edison	90,400	6,329
CorVel *	1,292	54
Costco Wholesale	30,510	4,577
CSG Systems International	33,733	1,281
CVS Health	21,700	2,109
CYS Investments ‡	9,809	77

5	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Darden Restaurants	25,052	$1,600
DaVita HealthCare Partners *	41,680	2,750
Deere	35,700	2,862
Dentsply International	38,583	2,352
Dick’s Sporting Goods	6,628	282
Dime Community Bancshares	9,432	161
Dollar General	32,466	2,411
Dr. Pepper Snapple Group	21,503	1,968
DST Systems	3,231	338
Easterly Government Properties ‡	6,300	108
Edison International	95,600	6,516
Edwards Lifesciences *	1,712	149
EMC	68,800	1,798
Emerson Electric	64,900	3,169
Entergy	69,384	5,010
Everest Re Group	29,500	5,491
Expeditors International of Washington	1,183	54
Express Scripts Holding *	11,996	844
Exxon Mobil	36,600	2,933
FirstEnergy	165,500	5,539
Foot Locker	35,238	2,202
Fresh Del Monte Produce	54,955	2,204
GameStop, Cl A	69,728	2,149
General Mills	100,573	5,919
Getty Realty ‡	12,025	219
Hawaiian Telcom Holdco *	2,876	69
HCA Holdings *	29,700	2,056
Henry Schein *	19,125	3,164
Hershey	18,299	1,663
Hill-Rom Holdings	30,046	1,393
Hormel Foods	34,412	1,463
Ingredion	36,554	3,700
Intel	150,500	4,453
International Business Machines	27,300	3,577
J&J Snack Foods	461	51
Jack Henry & Associates	37,322	3,069
Johnson & Johnson	150,521	15,836
Kaiser Aluminum	42,267	3,238
Kaman	37,200	1,635
Kearny Financial	30,045	360
Kellogg	40,164	2,973
Kimberly-Clark	32,445	4,228
Kohl’s	53,232	2,484
Kroger	80,000	3,193
Lamar Advertising, Cl A ‡	83,570	4,774
Lancaster Colony	6,055	616
Leggett & Platt	10,867	485
LifePoint Hospitals *	54,787	3,417
Lockheed Martin	4,051	874
Magellan Health Services *	6,010	379
ManTech International, Cl A	11,268	328
McCormick	34,867	3,252

Description	Shares	Market Value ($ Thousands)

McDonald’s	46,697	$5,472
McKesson	5,479	853
Merck	166,200	8,345
Meridian Bioscience	20,503	413
National Health Investors ‡	24,200	1,522
National Healthcare	3,228	207
NII Holdings *	54,306	288
Northfield Bancorp	18,541	291
Northwest Bancshares	224,075	2,821
Oil-Dri Corp of America	662	24
Omnicom Group	7,843	610
O’Reilly Automotive *	2,873	748
Owens & Minor	135,169	5,327
Patterson	39,740	1,726
People’s United Financial	42,820	626
PepsiCo	31,048	3,037
Pfizer	209,700	6,222
PG&E	41,800	2,371
Philip Morris International	61,259	5,576
Pinnacle West Capital	44,350	3,053
PNC Financial Services Group	24,500	1,992
Procter & Gamble	60,433	4,852
Provident Financial Holdings	3,182	56
Public Service Enterprise Group	152,900	6,523
Qualcomm	60,400	3,068
Quality Systems	50,607	787
Quest Diagnostics	48,000	3,193
Reinsurance Group of America, Cl A	35,400	3,190
Republic Services, Cl A	98,177	4,487
Select Income ‡	61,700	1,272
Senior Housing Properties Trust ‡	140,500	2,193
Silver Bay Realty Trust ‡	19,149	263
Sonoco Products	81,800	3,575
Southern	90,989	4,384
Spectrum Brands Holdings	23,770	2,276
Starwood Property Trust ‡	113,100	1,984
Sykes Enterprises *	61,981	1,889
Synopsys *	352	16
Sysco	204,226	9,013
Target	130,192	10,214
Taro Pharmaceuticals Industries *	594	86
Teleflex	17,984	2,568
Territorial Bancorp	1,397	36
Thomson Reuters (CAD)	49,853	1,824
TJX	2,033	151
Toro	31,000	2,471
Travelers	70,600	7,591
TrustCo Bank NY	10,137	58
Tyson Foods, Cl A	63,000	4,079
United Parcel Service, Cl B	29,369	2,836
United Technologies	38,600	3,730
United Therapeutics *	11,468	1,398

6	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

February 29, 2016

Description	Shares	Market Value ($ Thousands)

Unitil	81,084	$3,189
Universal	48,403	2,637
US Cellular *	1,518	63
Varian Medical Systems *	8,095	633
Vector Group	110,576	2,569
VeriSign *	27,578	2,330
Verizon Communications	167,000	8,472
Viacom, Cl B	37,600	1,386
Wal-Mart Stores	143,001	9,487
Waste Management	54,290	3,032
Waterstone Financial	17,048	241
WD-40	2,188	236
Weis Markets	40,666	1,693
Xcel Energy	38,300	1,514

		467,293

Total Common Stock (Cost $885,089) ($ Thousands)		900,636

PREFERRED STOCK — 0.2%

Germany — 0.2%
Henkel	13,748	1,387

Sweden — 0.0%
Akelius Residential Property, Cl Preference	9,764	335

Total Preferred Stock (Cost $1,780) ($ Thousands)		1,722

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bills
0.433%, 08/18/16 (B)	$4,400	4,391

Total U.S. Treasury Obligation (Cost $4,391) ($ Thousands)		4,391

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% ** †	23,816,378	23,816

Total Cash Equivalent (Cost $23,816) ($ Thousands)		23,816

Total Investments — 97.0% (Cost $915,076) ($ Thousands) @		$930,565

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	160	Mar-2016	$(97)
FTSE 100 Index	44	Mar-2016	21
Hang Seng Index	8	Mar-2016	(7)
S&P 500 Index E-MINI	228	Mar-2016	(7)
SPI 200 Index	20	Mar-2016	(12)
Topix Index	32	Mar-2016	(237)

			$(339)

For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forwards contracts held by the Fund at February 29, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
03/30/16	USD	15	DKK	100	$—
03/30/16	USD	21	NOK	178	—
03/30/16	USD	54	SEK	456	(1)
03/30/16	USD	80	HKD	622	—
03/30/16	USD	85	AUD	118	(1)
03/30/16	USD	88	NZD	132	(1)
03/30/16	USD	132	SGD	186	—
03/30/16	USD	191	CHF	188	(2)
03/30/16	USD	210	EUR	191	(3)
03/30/16	USD	294	JPY	32,622	(4)
03/30/16	USD	923	CAD	1,257	5
03/30/16	NZD	14,509	USD	9,661	117
03/30/16	DKK	15,864	USD	2,345	31
03/30/16	CHF	19,637	USD	19,842	86
03/30/16	SGD	21,205	USD	15,048	(23)
03/30/16	EUR	29,739	USD	32,807	468
03/30/16	GBP	30,952	USD	43,650	518
03/30/16	AUD	38,425	USD	27,682	284
03/30/16	NOK	69,763	USD	8,111	108
03/30/16	CAD	75,987	USD	55,072	(1,033)
03/30/16	SEK	94,362	USD	11,126	123
03/30/16	HKD	136,965	USD	17,627	8
03/30/16	JPY	2,669,782	USD	23,827	144

					$824

7	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

February 29, 2016

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 29, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(268,061)	$268,885	$824

			$824

Percentages are based on a Net Assets of $959,835 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

@	At February 29, 2016, the tax basis cost of the Fund’s investments was $915,076 ($ Thousands), and the unrealized appreciation and depreciation were $27,924 ($ Thousands) and ($12,435) ($ Thousands), respectively.

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$896,851	$3,785	$—	$900,636
Preferred Stock	1,387	335	—	1,722
U.S. Treasury Obligation	—	4,391	—	4,391
Cash Equivalent	23,816	—	—	23,816

Total Investments in Securities	$922,054	$8,511	$—	$930,565

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$21	$—	$—	$21
Unrealized Depreciation	(360)	—	—	(360)
Forwards Contracts *
Unrealized Appreciation	—	1,892	—	1,892
Unrealized Depreciation	—	(1,068)	—	(1,068)

Total Other Financial Instruments	$(339)	$824	$—	$485

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 29, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended February 29, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$—	$94,462	$(70,646)	$23,816	$8

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / February 29, 2016

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 29, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: April 29, 2016